Exhibit 99.2 Schedule 2

Infinity Loan ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
83890470	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,289.08	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	804	44.885%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded onxx with the lender MERS as nominee forxx

There is an active mortgage prior to the subject mortgage, in the favor of xx recorded on xxfor the amount of xx

No active liens and judgments have been found against the borrower and subject property.

1st and 2nd annual taxes of xx have been paid in the amount of xx

No any prior year delinquent taxes have been found.
As per the payment history dated 5/xx/2022, the borrower is current with the loan. As per tape data the next due date isxx. The last payment receive date is unable to determine. As per tape data current P&I is $1752.41 and unpaid principal balance is reflected in the amount of xx.	Collections Comments:Loan is in collection. As per the payment history datedxx, the borrower is current with the loan. As per tape data the next due date is xx. The last payment receive date is unable to determine. As per tape data current P&I is $1752.41 and unpaid principal balance is reflected in the amount of xx.
Unable to determine the current employment of borrower.
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of reason for default has been found.
Unable to determine the current employment of borrower.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from xx. The collection comment history is missing from xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx|----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per Final 1003. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for Initial Closing Disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is on the Consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.  Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at xx. Loan estimate dated xx reflects Credit Report Fee at xx. However, CD dated xx reflects Credit Report Fee atxx. This is a cumulative increase in fee ofxx.00 for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test.   Loan failed chargess that cannot decrease test. Initial LE dated xx reflects Non-specific lender credit at xx However, Post CD dated xx reflects Non-specific lender credit at $0.00. This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Loan Application Missing Or Unexecuted (Lvl 3) "Final Application is not hand signed by borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.88% as the borrower’s income is $13,177.73 and total expenses are in the amount of $5,914.81 and the loan was underwritten by xx and its recommendation is “Approve/Eligible” with a DTI of 44.88%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78200723	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,594.49	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	780	772	11.174%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated xx, the subject mortgage was originated on xx with the lender MERS as nominee for xx, ISAOA for the amount of xx
No assignments have been found. Currently, the assignment is with the original lender “xx.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for year of 2021 have been paid in the amount ofxx
No prior year delinquent taxes have been found.

According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is xx The last payment was received onxx in the amount of $1,312.99 which was applied for the due datexx. The unpaid principal balance is reflected in the amount ofxx. The current P&I is $1,312.99 and the interest rate is xx
Collections Comments:The loan is currently in the performing and the next due date isxx. The last payment was received on xx in the amount of $1,312.99 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of xx The current P&I is $1,312.99 and the interest rate isxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx
"Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available fromxx. The collection comment history is missing from xx."

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 11.174% Tape Value: 11.170% |---| 0.004% |----| 0.00400% Comment: Borrower DTI ratio percent as 11.174%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx Comment: Original appraised value asxx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Tape Value: xx Variance: xx%   Variance %:xx%   Comment: Original CLTV ratio percent asxx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects transfer taxes fee at xx However, CD datedxx reflects transfer taxes fee at xx This is an increase in fee ofxx for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows appraisal ordered dated as xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Missing Initial 1003_Application (Lvl 2) "Initial application loan originator is not hand dated."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87704948	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,381.57	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	49.411%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx with the lender MERS as nominee for xx xx
The chain of assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount ofxx	According to the payment history as of 4/xx/2022, the borrower is current with the loan and the last payment was received onxx which was applied for 4/xx/2022 and the next due date for the payment is xx. The P&I is in the amount of $2,243.21 and PITI is in the amount of $2,243.21. The UPB reflected is in the amount ofxx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment isxx. The P&I is in the amount of $2,243.21 and PITI is in the amount of $2,243.21. The UPB reflected is in the amount of xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Initial Closing Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 51.680% |---| -2.269% |----| -2.26900% Comment: The borrower’s income is $13,174.38 and total expenses are in the amount of $6,509.54. DTI reflects 49.411%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx  Comment: Collateral value used for underwriting:xx Amount of secondary lien: $0.00. Loan amount: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx Comment: Collateral value used for underwriting: xx. Loan amount: xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file shows FMV affidavit is missing from the loan file. FMV disclosure is required to determine market value if loan closed with PIW; however, appraisal report is available in the loan file so FMV disclosure is not required. Elevated for client review."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved atxx. Tape shows DTI at 51.68%. No further details provided. Unable to rely on documents and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.411% as the borrower’s income is $13,174.38 and total expenses are in the amount of $6,509.54 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.41%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86569919	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,419.93	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	811	25.325%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the subject mortgage was originated onxx and recorded on xx with the lender MERS as nominee for xxfor the amount of xx.
No assignments have been found. Currently, the assignment is with the original lender xx
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for year of 2021 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
According to latest payment history as ofxx, the borrower is current with the loan and the next due date isxxThe last payment was received on 5/xx/2022 in the amount ofxx which was applied for the due date The unpaid principal balance is reflected in the amount of xx. The current P&I is $763.83 and the interest rate isxx	Collections Comments:The loan is currently in the performing and the next due date isxxThe last payment was received on xx the amount of $1,249.03 which was applied for the due datexx. The unpaid principal balance is reflected in the amount ofxx. The current P&I is $763.83 and the interest rate is xx%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 25.325% Tape Value: 25.330% |---| -0.005% |----| -0.00500% Comment: The borrower’s income is $5,487.00 and total expenses are in the amount of $1,389.59. So calculated DTI ratio is 25.325%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx  Comment: Collateral Value used for UnderwritingxxAmount of Secondary Lien(s):$0. Loan Amount:$xx. CLTV = xx%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Valuexx   Comment: Collateral Value used for Underwriting:$xx. Loan Amount:xx
Field: Purpose of Refinance Per Application Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects purpose of refinance as No Cash-Out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated xx reflects Non-specific lender credit at xx However, Final CD dated xx reflects Non-specific lender credit at $0.00. This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in xx is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows aged only. Further details are not provided."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22269334	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,281.54	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	44.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xxthe subject mortgage was originated on x with MERS as nominee forxx., in the amount ofxx which was recorded onxx.
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of xx
Annual utility charges for 2021 have been delinquent in the amount of xx.
As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx. The last payment was received oxxin the amount of xx which was applied for xx. The current P&I is $1,350.82 and PITI is $2,166.22. The current UPB is xx	Collections Comments:The loan is currently performing and the next payment is due forxx. The last payment was received on xx in the amount of xx. which was applied for xx. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. The property is owner occupied. No comments have been found stating the borrower’s income was impacted by covid.
The borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: As per tape data, Post Close DTI is 50.000%. However Final Application documents reflects as 44.409%. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator Loan Value: Unavailable Tape Value: Yes Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "Final 1008 (transmittal summary) is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.40%. Tape shows loan has excessive DTI at 50%. No further details available. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.40% as the borrower’s income is $7,916.66 and total expenses are in the amount of $3,515.74 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with 44.41%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31089769	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,010.44	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	790	Not Applicable	19.293%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on 1xxn the amount of xx with MERS as nominee for xx

There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee forxx.

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the total amount of $5,010.44.

No prior year delinquent taxes have been found.
According to payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount ofxx which was applied for due date 5/xx/2022. The current P&I is in the amount of $2,007.63 and current PITI is in the amount of $xx1 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount xx which was applied for due date xx2. The current P&I is in the amount of $xx and current PITI is in the amount of xx with an interest rate of xx%. The current UPB reflected as per the payment history is in the amount of xx.

As per final application, the borrowerxx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing or incomplete ROR/RTC	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.003% |----| 0.00300% Comment: As per Tape data, Post Close DTI is 19.290%. However Final Application documents reflects as 19.293%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data, Lender required MI certificate. However Final Application reflects MI certificate doesn't required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Comment: Collateral Value used for Underwriting: xx Loan Amount: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx Variance %: -0.00400% Comment: Collateral Value used for Underwriting: xx. Loan Amount: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject is NOO. Tape shows condo is unwarrantable. No further details available. Appraisal shows unit has 3 doors with unit cut into 3 separate bedroom units with a shared kitchen and living area. Elevated for client review."	* DSCR is less than 1.00 (Lvl 3) xxWhich is less than 1."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from loan documents."
																																																																																							* Missing or incomplete Right of Rescission (Lvl 3) "Right of rescission signed by borrower is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7164486	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,657.30	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	792	806	42.139%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “ xx.”
No chain of assignments has been found.
No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of $8657.30 on 11/xx/2021.
No prior year’s delinquent taxes have been found.	Payment history as 4/xx/2022 shows that loan is performing and next payment due date ixx. The last payment was made on xxin the amount oxx which was applied for the due date of 5/xx/2022. xx	Collections Comments:
According to servicing comments as of 4/xx/2022, the loan is performing and next payment due date isxx. The last payment was made on xx
No FC action has been noted.
No evidence of damage or repair has been found.
No evidence of post-closing bankruptcy records have been found.
As per loan application, the borrower is working atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Last Name Loan Value: Millam Tape Value: Milliam |---| |----| Comment: Updated as per note document. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -13.421%   Variance %: -13.42100%   Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $00.00 Loan Amount: xx CLTV =xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx Comment: Collateral Value used for Underwriting: xx. Loan Amount:xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 42.14%. Seller tape shows excessive DTI of 55.56%. Further details not provided. Unable to rely on documents in file and unable to calculate ATR"	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."
																																																																																							* Loan Application Missing Or Unexecuted (Lvl 3) "Final application is not hand signed by borrower's."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96159195	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,102.20	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	797	Not Applicable	46.982%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee forxx in the amount oxx which was recorded on xx
There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of 0xx he borrower is current with the loan. The last payment was received on xx which was applied to xx. The next due date for payment is 06/xx/2022. The borrower pays the P&I in the amount of $1,788.72 with an interest rate of 3.375%. The current UPB reflected is in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan. The next due date for payment is xx. The current UPB reflected is in the amount of xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from xxThe collection comment history is missing fromxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Borrower DTI ratio percent is 46.982% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Original CLTV ratio percent is xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Original standard LTV(OLTV) is xx. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "As per net operating income statement (NOI) ixx and annual payment is xxAs a result DSCR ratio is xx."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is NOO. Seller tape shows borrower was not employed at the time of closing and as a result DTI may push higher."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40951955	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	Yes	Yes	Not Applicable	First	$2,338.86	$2,338.86	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	41.120%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	xx	Unavailable	$3,756.58	06/xx/2022	Unavailable	According to updated title report dated xx the subject mortgage was originated on xx with MERS as nominee for xx., in the amount ofxxwhich was recorded onxx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
1st installment combined taxes for 2022 have been delinquent in the amount of xx
As per the review of the payment history, the borrower is delinquent for 18 months and the next payment is due fo rxx. The last payment was received on xx in the amount of xx The current P&I is $2,208.88 and PITI is $2,737.44. The current UPB isxx	Collections Comments:The loan is currently in collections and the next payment is due for xx. The last payment was received on xx in the amount of $2,737.44 which was applied for xx No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. The property is owner occupied.
As per the comment dated 4/xx/2022, the deferral mod was offered that began fromxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per collection comment datedxx the modification has been approved. The new modified balance is xx in which the interest bearing balance is xx and deferred balance is xx Borrower will pay P&I in the amount $3,756.58 from the first modified payment date of xx. However, the copy of such modification agreement is missing from the loan file.	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx  Comment: Collateral Value used for underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx. CLTV =xx Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment: Collateral Value used for underwriting: xx. Loan Amount: xx. CLTV = xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows occupancy was not documented. Subject approved as OO but may be NOO. No further details available."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID total of payments test due to the total of payments isxx The disclosed total of payments ofxx is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial closing disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "Loan has escrow holdback on final CD reflects the amount of xx. However there is no proof of release of the holdback in the loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial Closing disclosure is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68573735	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,124.10	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	56.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx the subject mortgage was originated on xxand recorded onxxwith the lender MERS as xx for the amount of xx

There is Notice Of Power To Sell Tax-Defaulted Property (Tax Lien (Real Estate)) lien against the subject property in the favor of Tax Collector of xx for the amount of xx

There is an active mortgage prior to the subject mortgage, in the favor ofxx recorded on xx for the amount of xx

1st and 2nd county annual taxes of 2021-2022 have been paid in the amount ofxx
No any prior year delinquent taxes have been found.
As per payment history dated xx the loan is in performing stage and next due date isxx. The last payment was received on 5xx which was applied for the due date oxx. Current P&I is $2,840.62. The unpaid principal balance is reflected in the amount ofxx	Collections Comments:Loan is currently in performing stage.
As per payment history dated 04/xx/2022, the loan is in performing stage and next due date is xx. The last payment was received on 5/xx/2022 which was applied for the due date of 6/xx/2022. Current P&I is $2,840.62. The unpaid principal balance is reflected in the amount ofxx
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of reason for default has been found.
Currently, the borrower is working at xx.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 10/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 9/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -0.003% |----| -0.00300% Comment: Final application reflects borrower DTI ratio percent as 56.797%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx   Comment: Collateral Value used for Underwriting: $xxx. Loan Amount:xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Collateral Value used for Underwriting: $xxx. Loan Amount:xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx Tape shows WVOE was not done within 10 days prior to closing. While there is no clarification as to employment at closing, elevating for client review."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.79%. The borrower’s income is $8,706.38 and total expenses are in the amount of $4,944.95 and the loan was underwritten by DUxx and its recommendation is refer /caution for a DTI of 56.79%."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TRID total of payments test. Total of payments disclosed final closing disclosure asxx. Calculated total of payments is xxfor an under disclosed amount ofxx Reason for TRID total of payments test under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to missing of initial CD."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "xx however, PMI was not covered. Completed homeowners education certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96534811	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,632.62	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	793	801	41.615%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx the subject mortgage was originated onxx and recorded on 0xx 1 in the amount ofxx with MERS as nominee for xx xx.

1st combined taxes of 2021 have been paid in the amount of xx

2nd combined taxes of 2022 have been paid in the amount of xx

No prior year delinquent taxes have been found.

According to updated title report dated xx there is a UCC judgment lien open against the subject property in the favor of xx which was recorded on xx The amount of this lien is not available. The subject property is located in California. There is a risk of property being foreclosed due to above unpaid lien.

According to the updated title report dated xx there is one mortgage recorded on xx in the amount of xx with the lender of xx	According to the payment history as of xx the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $3,215.07 and current PITI is in the amount of $3,215.07 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount ofxx	Collections Comments:The borrower is performing.
According to the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment was received on 5/xx/2022 in the amount of $3,215.07 which was applied for due date 5/xx/2022. The current P&I is in the amount of $3,215.07 and current PITI is in the amount of $3,215.07 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx

Borrower has been working at “xx
The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan was originated onxx. However, covid-19 attestation is missing from the loan files.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xxx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Seller tape shows original closing package is missing only digital copies are available in the loan documents. Elevated for client review due to size of loan xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for initial closing disclosure dated xx. Document tracker is missing and 3 business days were added to get receipt date 05/xx/2021 which is less than 3 business days from the consummation date xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure datedxx1. Initial LE dated xx reflects Lender Credit at xx, however, post CD dated xx reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27497529	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	No	Not Applicable	First	$0.00	$2,367.16	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	40.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx the subject mortgage was originated on xx with the lender MERS as nominee forxx for the amount ofxx0 which was recorded onxx
No assignments have been found.
There is one junior mortgage against the subject property in the favor of xx for the amount ofxx which was recorded on xx
No active liens and judgments have been found.
First county installment taxes for the year of 2021 have been paid in the amount of $2367.16 and the second installment taxes are due in the amount of $2367.16 which was due on 06/xx/2022.
No prior year delinquent taxes have been found.
According to the payment history as of 04/xx/2022, the borrower is currently making the regular payments and the next due date is 05/xx/2022. Last payment was received on 04/xx/2022 in the amount of $3686.78. Current P&I is $3005.06 and the interest rate of 2.750%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan present status is performing.
According to the payment history as of 04/xx/2022, the borrower is currently making the regular payments and the next due date is 05/xx/2022. Last payment was received on 04/xx/2022 in the amount of $3686.78. Current P&I is xx. The new UPB is reflected in the amount of $xxx
Currently, the borrower is working atxx
The loan was not modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 10/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 9/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -56.202% |----| -56.20200% Comment: The borrower’s income is $11,719.07 and total expenses are in the amount of $4,788.19. Hence calculated DTI ratio is 40.858%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Comment: Collateral value used for underwriting: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Collateral value used for underwriting:xx. Loan Amount:xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID total of payments test due to total of payment disclosed on final CD as xx. Calculated total of payment xx. For an under disclosed amount of -xx Reason for finance charge under disclosure is unknown as the fee itemization is missing."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.857%. Tape shows missing rental agreement of xxother property may push DTI over 97.06%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22498489	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$82.43	$1,148.86	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	40.702%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxxwith the lender MERS as nominee for xx for the amount of xx which was recorded on xx.
No assignments have been found.
There is one senior state tax lien against the borrower in the favor ofxx Ins for the amount of xx which was recorded onxx
Third and fourth combined installment taxes for the year of 2021 have been paid in the amount of xx
First combined installment taxes for the year of 2022 have been paid in the amount of xx
Second combined installment taxes for the year of 2022 partial amount have been paid in the amount of $1148.86 and the remaining balance is delinquent in the amount of xx which was due on xx and they are good through till xx
According to the payment history as of 04/xx/2022, the borrower is currently making the regular payments and the next due date is xx Last payment was received on xx in the amount of xx Current P&I is $685.25 and the interest rate of 3.375%. The new UPB is reflected in the amount of xx	Collections Comments:The loan present status is performing.
According to the payment history as of 04/xx/2022, the borrower is currently making the regular payments and the next due date is xx Last payment was received on 04/xx/2022 in the amount of $802.88. Current P&I is $685.25 and the interest rate of 3.375%. The new UPB is reflected in the amount of xx
Currently, the borrower is working atxx
The loan was not modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined.
As per the comment dated 12/xx/2021, the subject property had damaged due to wind. No more details have been found regarding damage and repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.522% |----| 0.52200% Comment: Borrower DTI ratio percent as 40.702%. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Other   Tape Value: Arch   Variance:    Variance %:    Comment: MI company name as other.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Comment: Original CLTV ratio percent asxx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx Comment: Original standard LTV (OLTV) as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Post-Consummation revised closing disclosure finance charge disclosed on Post CD as xx. Calculated finance charge is $99,919.37 for an under disclosed amount of $105.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey mortgage banker or correspondent mortgage banker license prohibited fees test.
The below fees were included in the test:
Non Resident Seller's Tax Declaration paid by Seller:xx0.00
Realtor Commission Statement paid by Seller:xx
Title - Transaction Fee paid by Borrower:xx
Title-Closing Protection Letter Fee paid by Borrower:xx
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Post CD as xx. Calculated finance charge isxxor an under disclosed amount of xx Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows homeownership counseling certificate obtained after closing dated xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41448567	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$1,465.30	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	787	Not Applicable	6.891%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx the subject mortgage was originated on xx with the lender MERS as nominee for xxin the amount of xx which was recorded on xx with xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022 which was applied to 05/xx/2022. The next due date for payment is 06/xx/2022. The borrower pays the P&I in the amount of $1,322.16 and PITI in the amount of $1,532.16. The current UPB reflected is in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is current with the loan. The next due date for payment is 06/xx/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: 6.891% Tape Value: 14.460% |---| -7.569% |----| -7.56900% Comment: Update as per 1008. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Investor Variance: Variance %: Comment: Update as per final 1003. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject originated as secondary. Tape shows occupancy concern and should be NOO. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum report is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for closing disclosure datedxxDocument tracker is missing and 3 business days were added to get receipt date 12/xx/2021 which is after the consummation date xx
* ComplianceEase TILA Test Failed (Lvl 3)     "TRID total of payment disclosed on final CD as xx Calculated total of payments is $xx for an under disclosed amount of xx The disclosed total of payments of xx is not considered accurate because it is understated by more than xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Fee. However, post CD dated xx reflects Appraisal Fee at xx This is an increase in fee of xx for charges that cannot increase. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease test. Revised LE datedxx. However, post CD dated xx reflects non-specific lender credit at $0.00. This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."			Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97630472	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,759.36	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	712	Not Applicable	42.160%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxxshows that the subject mortgage was originated in the amount of xx with the lender MERS As Nominee For xx, ISAOA which was recorded on xx
The chain of assignment has been completed as the subject mortgage is with xx
There is a UCC lien in the favor of Technology Credit Union which was recorded on xx However, the amount is unavailable.
1st installment taxes of 2021 have been paid in the amount of $1,379.68.
2nd installment taxes of 2021 are due in the amount of $1,379.68 on 6/xx/2022.	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $1,409.95 and PITI is in the amount of $1,776.11. The UPB reflected is in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx The P&I is in the amount of $1,409.95 and PITI is in the amount of $1,776.11. The UPB reflected is in the amount of xx
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working atxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan xx 42.160% Tape Value: xx |---| -0.100% |----| -0.10000% Comment: Borrower DTI ratio percent as 42.160%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien(s): $0.00. Loan amount:xxCLTV xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xxComment: Collateral value used for underwriting: xx Loan amount: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed compliance ease delivery and timing test for revised CD dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is after the consummation date xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.160%. Tape shows borrower was not employed prior to closing. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Final Application Incomplete (Lvl 2) "Final application is not hand signed and hand dated by borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41736877	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,374.04	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	42.967%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated xx in the amount of xx in favor of “ xx.”
No chain of assignments has been found.
There is a junior mortgage active in the favor of xx in the amount of xx recorded on xx
There is an UCC lien active in the favor oxx
Combined 1st and 2nd installment tax of 2021 have been paid in the amount of $3374.04 on 5/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment received on 4/xx/2022, the payment applied date was 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of $2,913.77. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing. According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment received on 4/xx/2022, the payment applied date was 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of $2,913.77. The UPB reflected as per the payment history is in the amount of $xx.

As per the final 1003, the borrower is xx. The subject property is occupied by xx. No comments have been found for damage or repairs. No comments have been found for foreclosure or bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -11.933% |----| -11.93300% Comment: Update as per 1008. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value:xx Comment: Update as per FCD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed compliance ease delivery and timing test for closing disclosure datedxx The initial closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at xx However, Post CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Credit Report Fee at xx However, Post CD dated 8/xx/2021 reflects Credit Report Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects Recording fee at xx However, Post CD dated xx Recording fee at $85.00 This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject closed at 42.967%. Tape shows revised DTI is at 54.90% as BWR qualified off unusable income and had capital losses requiring additional 3rd year of tax returns. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91502744	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$67,300.39	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	769	42.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xxthe subject mortgage was originated onxx with MERS as xxa., in the amount of xx which was recorded on xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
1st and 2nd installment county taxes for 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower is current with the loan and the next payment is due for 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $7,321.27 which was applied for 5/xx/2022. The current P&I is $7,321.27 and PITI is $7,321.27. The current UPB is $xx.	Collections Comments:The loan is currently performing and the next payment is due for xx The last payment was received on xx in the amount of $7,321.27 which was applied for xx No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. The property is owner occupied. No comments have been found stating the borrower’s income was impacted by covid.
The borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -15.526% |----| -15.52600% Comment: This loan has a qualified mortgage DTI of 33.690%, the borrower's income was $30,395.71 and total expenses are in the amount of $10,240.30. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: MI is not required. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 42.97%. Tape shows DTI at 58.5%. Further details are not provided. Unable to rely on docs in file and unable to calculation ATR."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial Closing Disclosure is missing from the loan documents."
																																																																																							* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12357610	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,687.05	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	814	812	38.998%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage originated on xx with the lenderxxin the amount ofxx which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with “xx.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for the year of 2022 (1st installment) have been paid off in the amount of $3,343.52.
Annual county taxes for the year of 2022 (2nd installment) are due in the amount of $3,343.53.
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of 05/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 5/xx/2022 in the amount of $3,511.39 with interest rate of 1.875% and P&I $2,552.41 for the due date of 5/xx/2022. The next due date is 6/xx/2022. The latest payment history reflects the UPB in the amount of $xx.	Collections Comments:Current status is performing.
As per review of latest payment history as of 05/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 5/xx/2022 in the amount of $3,511.39 with interest rate of 1.875% and P&I $2,552.41 for the due date of 5/xx/2022. The next due date is 6/xx/2022. The latest payment history reflects the UPB in the amount of $xx.
As per final 1003 document, borrower is working atxx
No evidences have been found regarding foreclosure process and bankruptcy case.
No visible damages/repairs have been found.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 10/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 9/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Note reflects Borrower #2 First Name is xxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per tape data, Post Close DTI is 39.000%. However Final Application documents reflects as xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance per Application is Limited Cash Out. Tape Source: Initial Tape Type:	3: Curable		* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70439488	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,739.40	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	796	Not Applicable	44.815%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on x in the amount of xx with MERS as nominee for xx, ISAOA, recorded with the Instrument# xx

There is no chain of assignment as the subject mortgage is with the original lender xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 4/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $1,693.05 and PITI is in the amount of $2,579.54. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 4/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $1,693.05 and PITI is in the amount of $2,579.54. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state RFD.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -0.005% |----| -0.00500% Comment: As per Tape data, Post Close DTI is 44.820%. However Final Application documents reflects as 44.815%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data, Lender required MI certificate. However Final Application reflects MI certificate doesn't required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: $xxx. CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount:xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per Tape data, Purpose of Refinance is Change in Rate/ Term. However Final Application documents reflects as Limited Cash Out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal, however PIW disclosure signed by the borrower is missing from the loan documents"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is before Consummation date xx
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of -xx  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows aged only. Further details not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.81% as the borrower’s income is $10,402.78 and total expenses are in the amount of $4,662.02 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 44.81%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13041628	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$10,628.54	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	803	740	27.820%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee xx which was recorded on xx
No assignments have been found.
No active liens and judgments have been found.
First and second county installment taxes for the year of 2021-22 have been paid in the amount of $10,628.54.
No prior year delinquent taxes have been found.

According to the payment history as of 05/xx/2022, the borrower is currently making the regular payments and the next due date is 05/xx/2022. Last payment was received on 04/xx/2022 in the amount of $3235.43. Current P&I is $2165.26 and the interest rate of 2.500%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan present status is performing.
According to the payment history as of 05/xx/2022, the borrower is currently making the regular payments and the next due date is 05/xx/2022. Last payment was received on 04/xx/2022 in the amount of $3235.43. Current P&I is $2165.26 and the interest rate of 2.500%. The new UPB is reflected in the amount of xx
Currently, the borrower is working atxx
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxComment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Collateral Value used for Underwriting: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Total of payments disclosed on final CD as xx Calculated total of payments is xx for an under disclosed amount of -$518.88. Reason for total of payments under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect appraisal fee. However, CD dated xx reflects appraisal fee at xx
Loan estimate dated xx reflects credit report fee at $50.00. However, CD dated xx reflects credit report fee at xx
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows aged only. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21880858	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,542.36	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	33.880%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xxx and recorded on xx for the amount xx held by xxx

The chain of assignment is complete. The last assignment is with xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $3,951.38 with interest rate 3.000 % which was applied for the due date 5/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $3,951.38 with interest rate 3.000 % which was applied for the due date 5/xx/2022. The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.
The borrower has been working as anxx
According to the collection comments, the subject property is owner occupied and in good condition. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| x |----| x Comment: The borrower’s income is $18,500.00 and total expenses are in the amount of $6,267.83. Hence calculated DTI ratio is33.88%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Collateral Value used for Underwriting: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Collateral Value used for Underwriting: xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value:xx Comment: The note reflects the original stated rate as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Total of payments disclosed on final CD as xx Calculated total of payments is xx for an under disclosed amount of -xx Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

 TRID Violation due to decrease in lender credit on closing disclosure dated xx Initial LE dated xx reflects lender credit at xx However, final CD dated xx reflects lender credit at xx this is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows aged only. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35541210	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,930.24	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	783	Not Applicable	34.180%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx with lenderxx
Chain of assignment is complete. The mortgage is currently assigned to lender, xx
No active judgments or liens have been found.
Property taxes of 2021 are paid on 12/xx/2021 in the amount of $3930.24.
Payment history as of 5/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $1865.60 which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate 2.5% and P&I $1292.33.	Collections Comments:According to servicing comments as of 5/xx/2022, the loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 which was applied for the due date of 5/xx/2022.
No FC action has been noted.
No evidence of damage or repair has been found.
No evidence of post-closing bankruptcy records have been found.
As per loan application, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: The borrower’s income is $8,333.32 and total expenses are in the amount of $2,848.37. So calculated DTI ratio is 34.180%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Collateral Value used for xx Amount of Secondary Lien(s):$0. Loan xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx Comment: Collateral Value used for Underwriting:$xx Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows aged only. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97618446	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,264.91	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	796	Not Applicable	12.676%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xxx and was recorded on xx in the amount of xx with MERS as nominee forxxx
There is no chain of assignment as the subject mortgage is with the original lender xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $916.72 and PITI is in the amount of $1,420.46. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $916.72 and PITI is in the amount of $1,420.46. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at xx
Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 10/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 9/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Update as per 1008. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Investor Variance: Variance %: Comment: Update as per final 1003. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject originated as OO. Tape shows occupancy discrepancy and should be NOO. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with a PIW. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, Post CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease test. Initial LE dated 8/xx/2020 reflects non-specific lender credit at xx However, Post CD dated xx reflects non-specific lender credit at xx This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9875215	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,444.14	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	762	804	58.216%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xxx reflects that the subject mortgage originated on xx with the lender “Bxx in the amount of $xx which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with xx”.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of 2021 have been paid off in the amount of $3,444.14.
No prior year’s delinquent taxes have been found.

According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $669.07 and PITI is in the amount of $1,127.67. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $669.07 and PITI is in the amount of $1,127.67. The UPB reflected as per the payment history is in the amount of $xx.
As per final 1003 document, borrower is working at xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: xx (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: xx Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 58.21% as the borrower’s income is $6,700.35 and total expenses are in the amount of $3,900.65 and the loan was underwritten by DUxx and its recommendation is “Approve/Ineligible” with a DTI of 58.22%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is after the Consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed Lender Credits That Cannot Decrease test  Initial LE dated xx shows Lender credit at xx however, Final CD dated xx shows lender credit at $0. This is a fee decrease of xx and valid COC for lender credit charges that cannot decrease is missing from loan file.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Transfer Taxes. However, CD dated xx reflects Transfer Taxes at xx This is an increase in fee of xx for charges that cannot increase.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Credit Report Fee at $50.00. However, CD dated xx reflects Credit Report Fee at $65.00. This is an increase in fee of xx for charges that cannot increase.

Loan failed charges that cannot increase 0% tolerance test. Closing disclosure dated xx reflects Points - Loan Discount Fee at xx However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows aged loan only. No further details available."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from loan document."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42348767	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,375.78	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	38.275%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xxx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee For xx, ISAOA for the amount of xx
No active liens and judgments have been found against the borrower and subject property.
County annual taxes of 2021 have been paid in the amount of $1687.89.
No any prior year delinquent taxes have been found.
As per payment history dated 5/xx/2022, the loan is performing and next due date is 6/xx/2022. The last payment was received on 5/xx/2022 which was applied for the due date of 6/xx/2022. Current P&I is $1575.61. The unpaid principal balance is reflected in the amount of $xx.	Collections Comments:Loan is currently performing.
As per payment history dated 5/xx/2022, the loan is in performing stage and next due date is 6/xx/2022. The last payment was received on 5/xx/2022 which was applied for the due date of 6/xx/2022. Current P&I is $1575.61. The unpaid principal balance is reflected in the amount of $xx.
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of reason for default has been found.

Currently, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: This loan has a qualified mortgage DTI of 38.275, the borrower's income was $6,257.00 and total expenses are in the amount of $2,394.87. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees. However, final CD dated xx reflects the sum of Section C. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Transaction Fee. However, CD dated xx reflects Transaction Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Transfer Taxes. However, CD dated xx reflects Transfer Taxes at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.275%. Tape shows BWR VOE on new job was not completed and the new income was deemed an ineligible source. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67638897	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,938.02	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	779	Not Applicable	31.702%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx, ISAOA.

There is no assignments.

No active judgments or liens have been found.

1st combined taxes of 2020 have been paid in the amount of $1,469.01 on 06/xx/2021.

2nd combined taxes of 2020 have been paid in the amount of $1,469.01 on 01/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of 04/xx/2022, the borrower is currently performing and the next due date for payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $1,622.30 which was applied for due date 04/xx/2022. The current P&I is in the amount of $1,365.33 and current PITI is in the amount of $1,622.30 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:Currently borrower is performing.

According to the payment history as of 04/xx/2022, the borrower is currently performing and the next due date for payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $1,622.30 which was applied for due date 04/xx/2022. The current P&I is in the amount of $1,365.33 and current PITI is in the amount of $1,622.30 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx

Borrower has been working at xx

The subject mortgage originated on xx However, the Covid-19 attestation document is missing from loan files.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: The borrower’s income is $9,788.52 and total expenses are in the amount of $3,103.16. So calculated DTI ratio is 31.702%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0. Loan Amount: xx
Field: Original Standard LTV (OLTV)   Loan Value:xx   Comment: Collateral Value used for Underwriting: xx Loan Amount:xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per tape data, Purpose of refinance is Change in Rate/ term however final application reflects Limited cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "TRID total of payments test failed due to total payment of xx threshold xx under disclosed amount of $1,735.86."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of $1,585.86. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee and Transfer Taxes Fee However, CD dated xx reflects Points - Loan Discount Fee and Transfer Taxes Fee at $706 and $159. This is a cumulative increase in fee of $865.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease test. Initial LE dated xx reflects Non-specific lender credit at $1,031.00. However, Final CD dated xx reflects Non-specific lender credit at $0.00 This is decrease of $1,031.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows there was no MI at the time of closing. Final closing disclosure and application do not reflect MI coverage amount. However, updated AUS report reflects MI coverage in the amount of $41.14 and MI certificate is available in the loan files."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93056512	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$573.76	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	671	712	43.154%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “ xx
No chain of assignments has been found.
No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of $573.76 on 4/xx/2022.
No prior year’s delinquent taxes have been found.	Payment history as 4/xx/2022 shows that loan is performing and next payment due date is 5/xx/2022. The last payment was made on 4/xx/2022 in the amount of $1,560.86 which was applied for the due date of 4/xx/2022. The current UPB is $xx, interest rate 3.500% and P&I $1,102.27.	Collections Comments:The loan is performing. Payment history as 4/xx/2022 shows that loan is performing and next payment due date is 5/xx/2022. The last payment was made on 4/xx/2022 in the amount of $1,566.77 which was applied for the due date of 4/xx/2022. The current UPB is $xx, interest rate 3.500% and P&I $1,102.27.

The borrower ixxNo evidence of damage or repair has been found. No evidence of post-closing bankruptcy records has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment: Appraisal report reflects original appraised value as xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Comment: Note reflects the original balance as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Comment: Collateral Value used for Underwriting: xx. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx Comment: Collateral Value used for Underwriting: xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan was not insurable per FHA as the flood elevation cert in file did not meet FHA requirements."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "home loan toolkit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.523 exceeds APR threshold of 4.520% over by +0.003%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 4.523% Exceeds APR threshold of 4.520% Over By +0.003%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the appraisal reportxx dated xx the subject property type is Manufactured Home. The ALTA 7 Endorsement is not attached with the final title policy. Manufactured home rider is attached with recorded mortgagexx and also affidavit of affixation xx reflects home is affixed with permanently to the land.""
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.484%, the Borrower income was $6,490.48 and total expenses are in the amount of $2,887.36 and the loan was underwritten by DUxx and its recommendation is “Approve/Eligible” with a DTI of 42.67%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55360217	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,456.38	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	699	Not Applicable	27.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for xx. in the amount of xx which was recorded on xx witxx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022 which was applied to 05/xx/2022. The next due date for payment is 06/xx/2022. The borrower pays the P&I in the amount of $736.00 and PITI in the amount of $1,166.83. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is current with the loan. The next due date for payment is 06/xx/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx. The covid-19 attestation document is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per the application loan documentation type is streamline refinance.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: As per final application purpose of refinance is Change in rate/term. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows borrower's did not have entitlement in order to due an IRRRL loan. As he had not VA loan prior, the property was owned by ex-wife who the entitlement was owned by."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37252238	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,064.87	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	683	30.014%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated report dated xx the subject mortgage was originated on xx with the MERS as nominee for xx in the amount of xx which was recorded on xx withxx
The chain of assignment is completed.
Annual county taxes of year 2021 have been paid in the amount $6,064.87
There are no any active liens and judgments against the subject property.
As per review of the payment history as of 4/xx/2022, the borrower is current with the loan & next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $3035.02 which was applied for the due date of 4/xx/2022 . The current p&I is $2,313.61 & PITI is $3,035.02. The UPB $xx.
Collections Comments:According to servicing comments, the loan is in performing.
As per review of the payment history as of 4/xx/2022, the borrower is currently delinquent for 0 month & next due date is 5/xx/2022. The last payment was received on 4/xx/2022  in the amount of $3035.02 which was applied for the due date of 4/xx/2022 . The current p&I is $2,313.61  & PITI is  $3,035.02. The UPB $xx.
As per 1003 document, the borrower is working as a xx.
There is no evidence found related foreclosure and bankruptcy.
No any evidence found related to litigation, damage and repair.
Occupancy is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Revised LE dated xx Document is electronically signed on 2/xx/2021 which is on Initial CD date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at xx However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of +$514.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved at 30.014%. Tape shows borrower was terminated from job after closing and DTI may be over 65%. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44458652	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$972.41	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	770	Not Applicable	35.084%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated x the subject mortgage was originated on x which is held by xx.” In the amount of xx and this was recorded on xx
No assignment has been found. The subject mortgage is with the lender MERS as nominee for xx. However, it should be with xx
The annual combined taxes for the year of 2021 have been paid in the amount of $972.41.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.

The review of payment history shows as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,224.02. The current P&I is $880.22 & PITI is $1,224.02. The stated current rate is 2.625%. The UPB amount is $xx.	Collections Comments:The loan is currently in performing.
The review of payment history shows as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,224.02. The current P&I is $880.22 & PITI is $1,224.02. The stated current rate is 2.625%. The UPB amount is $xx.
As per 1003, borrower is working atxx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows inappropriate comparable were selected. Review of the appraisal report shows that property style of the comparable are not similar as the subject property. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition addendum is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40669559	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,008.17	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	38.322%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lender MERS as nominee forxxp and recorded on xx for the amount of xx
There is prior hospital lien recorded on xx for the amount of xx in the favor of Axx
Annual county taxes for the year 2021 have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 05/xx/2022. The last payment was received on 04/xx/2022. The monthly P&I is in the amount of $1087.38 with an interest rate of 3.500% and the PITI is $1600.69. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 05/xx/2022. The last payment was received on 04/xx/2022. The monthly P&I is in the amount of $1087.38 with an interest rate of 3.500% and the PITI is $1600.69. The current UPB is reflected in PH for the amount of xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
The borrower is working as xx.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 9/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 9/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower First Name Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Borrower First Name is xxx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Initial loan estimate dated xx and borrower signed on xx which is more than 3 business days from initial application date 7/xx/2020."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.32%. Seller tape shows employment misrepresentation. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75188339	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,464.83	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	120	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	796	802	42.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx which is in the favor of MERS as nominee for xx
The chain of assignment has been completed as currently the assignment is with MERS as nominee for xx
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual county taxes for 2021 have been paid in the amount of $2,464.83 on 11/xx/2021.
No prior year delinquent taxes have been found pending.	Review of payment history as of 04/xx/2022 shows that the borrower is current with the loan. The next due date is 06/xx/2022. The last payment was received on 04/xx/2022 in the total amount of $1,193.38 for the due date of 05/xx/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.375% with P&I in the amount of $908.91.	Collections Comments:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The next due date is 06/xx/2022. The last payment was received on 04/xx/2022 in the total amount of $1,193.38 for the due date of 05/xx/2022. The unpaid principal balance according to payment history is in the amount of $xx. The current interest rate is 2.375% with P&I in the amount of $908.91.
The loan has not been modified since origination.
Foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Final application available in the loan file located atxxshows that the borrower is self employed. The borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Borrower's monthly income reflects $5,715.11 & monthly expenses in the amount of $2,434.17. DTI reflects 42.592%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value:xx  Comment: Borrower's monthly income reflects $5,715.11 & monthly PITIA in the amount of $1,224.17. DTI reflects 42.592%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final application reflects purpose of refinance reflects change in rate / term. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated xx reflects recording fee at $35.00. However, final CD dated xx reflects recording fee at $60.00. This is an increase of $21.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.59%. Tape shows income miscalculation & revised income pushes DTI to 141%. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43117107	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,277.76	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	715	49.458%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx with lender, xx
No assignment of mortgage has been found. The mortgage is with lender, xx.
No active judgments or liens have been found.
Property taxes of 2021 are paid on 3/xx/2022 in the amount of $4277.76.
Payment history as of 4/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 4/xx/2022 in the amount of $1909.85 which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate 3.375% and P&I $1322.97.	Collections Comments:
According to servicing comments as of 5/xx/2022, the loan is performing and next payment due date is 6/xx/2022. The last payment was made on 4/xx/2022 which was applied for the due date of 5/xx/2022.
No FC action has been noted.
No evidence of damage or repair has been found.
No evidence of post-closing bankruptcy records have been found.
As per loan application, the borrower ixx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: Update as per 1008. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Your home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.46%. Tape show undisclosed liability was not included in total debts and including it back into liabilities may push DTI higher. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.458%, the borrower’s income is $8,339.60 and total expenses are in the amount of $4,124.56 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.46%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82406286	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,052.26	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	36.930%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for Hxx
There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022 which was applied to 04/xx/2022. The next due date for payment is 05/xx/2022. The borrower pays the P&I in the amount of $1,010.74 and PITI in the amount of $1,453.22. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is current with the loan. The next due date for payment is 05/xx/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. The covid-19 attestation document is located at xx". As per the final loan application, the borrower is working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: DTI ratio is 36.930%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xxComment: Housing ratio per U/W is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the revised closing disclosure delivery date test due to revised CD dated xx document tracker is missing and 3 business days were added to get receipt date xx which is after consummation date 09/030/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM APR test due to APR calculated xx exceeds APR threshold of xx over by +0.170%.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Compliance Testing (Lvl 2) "Tape shows loan fails Higher priced test. Our CE reports also shows loan failed higher priced test. Subject loan is escrowed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.340% exceeds APR threshold of 4.420% over by +0.920%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 5.340% Exceeds APR threshold of 5.170% Over By +0.170%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 5.339% exceeds APR threshold of 4.420% over By +0.919%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97355088	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,940.05	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	31.952%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx shows that the mortgage was originated on xx with xxp, in the amount of xx The subject mortgage was recorded on xx with the instrument # xx
The annual installments of combined taxes for the year of 2021 have been paid in the amount of $6940.05.
The review of the payment history shows that the borrower is current with the loan and the next due date is for 5/xx/2022. The last payment was received on 4/xx/2022, in the amount of $1,034.59, which was applied for 4/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $771.78 and PITI is $1,034.59, with the interest rate of 2.75%.

Collections Comments:The review of comment history shows that the borrower is current with the loan.
The next due date is for 5/xx/2022. The last payment was received on 4/xx/2022, in the amount of $1,034.59, which was applied for 4/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $771.78 and PITI is $1,034.59, with the interest rate of 2.75%.
The property is owner occupied. No damage or repair to the property has been found.

The covid attestation is available in the loan filexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value:xx Comment: No discrepancies. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 52%. Tape shows income miscalculation; recalculated income of $2,814.00 and monthly loss of $720.00 with Island Head Watersports pushes DTI over 58%. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.202% as the borrower’s income is $3,132.90 and total expenses are in the amount of $1,635.45 and the loan was underwritten by post close LP xx and its recommendation is “Caution” with 52%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9441126	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,973.34	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	734	Not Applicable	49.855%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. with Instrumentxx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on 11/xx/2021 in the amount of $3,973.34.
According to the payment history as of 5/xx/2022, the last payment was received on 4/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $1,767.30 and PITI is in the amount of $2,250.43. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 5/xx/2022, the last payment was received on 4/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $1,767.30 and PITI is in the amount of $2,250.43. The UPB reflected as per the payment history is in the amount of xx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower isxx

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 9/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final application and 1008 shows purpose of refinance is Change in rate/term. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from loan files."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement service provider list is missing from loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is approved at a DTI of 56.46%. Tape is showing defect as Income miscalculation. Used only 2020 SE Income when 2 YRS were required. 2019 Income Substantially lower than 2020. Unable to rely on documents in the loan file and calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.462% as the borrower’s income is $6,275.79 and total expenses are in the amount of $3,543.43 and the loan was underwritten by DUxx and its recommendation is “Approve/Ineligible” with a DTI of 56.46%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4557505	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,170.33	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	724	44.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage originated on xx with the lender “xx” in the amount of xx which was recorded on xx The chain of the assignment has been completed. The latest assignment is with “xx”. No active liens and judgments have been found against the borrower and the property. Annual county taxes for the year of 2021 have been off in the amount of $1,170.33. No prior year’s delinquent taxes have been found.	As per review of latest payment history as of 05/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 5/xx/2022 in the amount of $638.52 with interest rate of 4.250% and P&I $530.84 for the due date of 6/xx/2022. The next due date is 7/xx/2022. The latest payment history reflects the UPB in the amount of $xx.	Collections Comments:Current status is performing.
As per review of latest payment history as of 05/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 5/xx/2022 in the amount of $638.52 with interest rate of 4.250 % and P&I $530.84 for the due date of 6/xx/2022. The next due date is 7/xx/2022. The latest payment history reflects the UPB in the amount of $xx.
No evidences have been found regarding foreclosure process and bankruptcy case.
No visible damages/repairs have been found.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 9/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows unable to insure the file due to not getting a 2nd appraisal. The price of prior sale/transfer of subject was at xx on xx The property has been remodeled with new interior flooring, lighting, painting, fixtures in xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved 44.792%. Tape shows issue with student loan debt as it was calculated wrongly and as a result DTI may push higher. Unable to rely on docs in file and unable to calc ATR."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Initial good faith estimate is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is an FHA loan which was originated on 7/xx/2015. However, the mortgage insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan file.
List of service provider document is missing from the loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.792% as the borrower’s income is $3,509.46 and total expenses are in the amount of $1,571.97 and the loan was underwritten by AUS/DUxx and its recommendation is “Approve/Eligible” with 44.79%."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			620	Not Applicable
78438588	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,701.47	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	716	Not Applicable	49.034%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According toxx, the subject mortgage was originated on xx with the MERS as nominee for xx .In the amount of xx which wasxx with Instr | xx
The chain of assignment is completed.
Annual county taxes of year 2021 have been paid on 11/xx/2021 in the amount $ 2,701.47
There are three prior civil judgments against the borrower in the favor oxx
As per review of the payment history as of 4/xx/2022, the borrower is current with the loan & next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $3172.04 which was applied for the due date of 5/xx/2022 . The current p&I is $1,026.00 & PITI is $1,586.02. The UPB $xx.	Collections Comments:According to servicing comments, the loan is in performing.
As per review of the payment history as of 4/xx/2022, the borrower is current with the loan & next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $3172.04 which was applied for the due date of 5/xx/2022. The current p&I is $1,026.00 & PITI is $1,586.02. The UPB $xx.
As per 1003 document, the borrower is xx
There is no evidence found related foreclosure and bankruptcy.
No any evidence found related to litigation, damage and repair.
Occupancy is owner occupied.
Covid-19 attestation document available inxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $00.00 Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Comment: Collateral Value used for Underwriting: xx Loan Amount:xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is FHA. Seller tape shows FHA loan could not be insured."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.03% as the borrower’s income is $3,305.89 and total expenses are in the amount of $1,621.02 and the loan was underwritten by DUxx and its recommendation is Refer/Eligible with a DTI of 49.03%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30898724	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First		$0.00	$1,549.09	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360		xx	xx		USDA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	39.989%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
The review of the pro-title dated xx reflects that the subject mortgage originated on xx with the lender “xx” in the amount of xx which was recorded on xx
The chain of the assignment has been completed. The latest assignment is with “xx”.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for the year of 2021 have been off in the amount of $1,549.09.
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of 04/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 04/xx/2022 in the amount of $1,367.76 with interest rate of 3.125% and P&I $1,016.85 for the due date of 4/xx/2022. The next due date is 5/xx/2022. The latest payment history reflects the UPB in the amount of $xx.	Collections Comments:Current status is performing.
As per review of latest payment history as of 04/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 04/xx/2022 in the amount of $1,367.76 with interest rate of 3.125% and P&I $1,016.85 for the due date of 4/xx/2022. The next due date is 5/xx/2022. The latest payment history reflects the UPB in the amount of xx
No evidences have been found regarding foreclosure process and bankruptcy case.
No visible damages/repairs have been found.
As per 1003, borrower is working at “xx

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 9/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: As per Tape data, Post Close DTI is 41.474%. However Final Application documents reflects as xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx Comment: As per Tape Data, Post Close Housing Ratio is xx However Final Application documents reflects as xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) Loan Value: xx Comment: Original Balance is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "moderate" since this loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date xx is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date xx
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge disclosed on final CD as xx & the calculated finance charge is xx for an understated amount of xx

2. This loan failed the TILA APR test. The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

3. Loan failed the TRID total of payments test. Total of payment calculated xx exceeds disclosed total of payment of xx over by xx
* Loan does not conform to program guidelines (Lvl 3)     "Provided seller’s tape shows an alert that the subject loan is a USDA & it is not able to insure."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan file."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26079328	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,702.91	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	721	703	31.443%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx shows that the mortgage was originated on xx with xxp, in the amount of xx The subject mortgage was recorded on xx with the instrument # xx
The annual installments of county taxes for the year of 2021 have been paid in the amount of $3702.91.

The review of the payment history shows that the borrower is current with the loan and the next due date is for 6/xx/2022. The last payment was received on 4/xx/2022, in the amount of $1,157.85, which was applied for 5/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $1,157.85 and PITI is $1,720.13, with the interest rate of 3.375%.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The property is owner occupied. No damage or repair to the property has been found.
The next due date is for 6/xx/2022. The last payment was received on 4/xx/2022, in the amount of $1,157.85, which was applied for 5/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $1,157.85 and PITI is $1,720.13, with the interest rate of 3.375%.
The borrower attestation is (xx.
The borrower is xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 31%. Provided seller’s tape shows an alert that the borrower's income was calculated incorrectly. Further details are not provided to confirm the same. Unable to rely on the documents in the loan file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24534705	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,935.20	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	42.801%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx
There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee for xx.

There is a UCC financing statement against the borrower in favor of xx. which was recorded on xx However, the amount of lien is not mentioned in the supportive document.

1st and 2nd county taxes of 2021 have been paid in the total amount of $5,935.20.

No prior year delinquent taxes have been found.
According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $2,579.33 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,989.43 and current PITI is in the amount of $2,579.33 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $2,579.33 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,989.43 and current PITI is in the amount of $2,579.33 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrowerxx

The latest property inspection report is not available in the loan file to determine current property condition.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value:xx |----| Comment: Final 1003 reflect application date as xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance is not required.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx%:    Comment: The Note reflects the Original Note document date as x However seller tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value:xx: Comment: The Note reflects the Maturity Date as xx However seller tape shows xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42%. Tape shows omitted $130 solar debt and $xx pushes DTI to 48.44%. Tape also shows used $xx value instead of actual appraised value $xx. AUS invalidated. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7575243	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wyoming	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,474.39	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	38.137%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xxx

There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee for xx.

No active judgments or liens have been found.

1st and 2nd combined taxes of 2021 have been paid in the total amount of $1,474.39.

No prior year delinquent taxes have been found.	According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,402.60 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,200.50 and current PITI is in the amount of $1,402.60 with an interest rate of 3.490%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,402.60 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,200.50 and current PITI is in the amount of $1,402.60 with an interest rate of 3.490%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx---| Comment: As per final application application date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Comment: The borrower’s income is $6,948.09 and present primary housing expenses are in the amount of xx So calculated housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: USDA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is USDA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxx  Comment: As per final application original balance isxx  Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xxx. However Note documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx .However note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed with xx LTV/CLTV. Tape shows excessive LTV/CLTV. Loan is not insured due to USDA guaranty has been refunded to borrower and needs sold as SD. Current UPB xx appraised value xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, final CD date 5/xx/2020 reflects cash to in the amount of $500.00."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59068829	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,517.87	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	733	51.596%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx on xx with the lender MERS as nominee for x which was recorded on xx
The chain of assignment has been completed as the subject mortgage is with xx.
No active judgments or liens have been found.
Taxes of 2022/2021 have been paid in the amount of $13,517.87.	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $1,601.66 and PITI is in the amount of $3,105.48. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $1,601.66 and PITI is in the amount of $3,105.48. The UPB reflected is in the amount of $xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xxx   Tape Value:xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: 4/xx/2051 Variance: -59 (Days) Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.59% as the borrower’s income is $11,078.91 and total expenses are in the amount of $5,716.30 and the loan was underwritten by DU xx and its recommendation is Approve/Ineligible with a DTI of 51.60%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the Recording Fee at xx However, CD dated xx reflects the Recording Fee at xx This is a fee increase of $26.20 for charges that cannot increase more than 10%.

Loan failed charges that cannot decrease test. Revised CD dated xx reflects Non-specific lender credit at xx However, Final CD dated xx reflects lender paid are in the amount of xx This is decrease of $611.77 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79601397	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,283.70	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	813	Not Applicable	29.137%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lender MERS as nominee for xx, Inc and recorded on xx for the amount of xx
There are state tax liens against the borrower.  The prior state tax lien was recorded on xx for the amount of $xx in the favor of Illinois Department of revenue.
The junior state tax lien was recorded on xx for the amount of $xx in the favor of Illinois Department of revenue.
County taxes for the year 2020-2021 have been paid for the amount of $xx.. No prior year tax delinquency has been found.
According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 04/xx/2022 for the amount of $1226.25(PITI). The monthly P&I is in the amount of $854.61 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 04/xx/2022 for the amount of $1226.25(PITI). The monthly P&I is in the amount of $854.61 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xxComment: Total Original T&I for Debt Ratios: (Real Estate Taxes $262.50 + Hazard Insurance $34.10 + Flood Insurance $00 + MI $00 + HOA Dues $00 ) equals $1,394.44 and All Other Monthly payments are $503.00. The Borrowers Total Monthly income Verified as $6,512.22. Hence, Post-Close DTI per 1003 is 29.137%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 4/xx/2022   Tape Value: 3/xx/2022   Variance: 33 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: 10/xx/2028   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 8/xx/2021   Tape Value: 6/xx/2021   Variance: 45 (Days)   Variance %:    Comment: Note document reflects date as 08/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note document reflects property address as 'xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2051 Tape Value: 11/xx/2051 Variance: -61 (Days) Variance %: Comment: Note document reflects maturity date as 09/xx/2021. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows project requirement not met due to ineligible condo. To be eligible for a full project review at least 10% of the budget must be provided for replacement reserves but the worksheet provided reflects $1,848 for reserves but there is no line item listed on the budget to verify the amount."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97105928	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,692.55	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	44.499%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held by xx.

No chain of assignment has been found as currently the mortgage is with original lender “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $3,084.30 with interest rate 3.125 % which was applied for the due date 5/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $3,084.30 with interest rate 3.125 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
The borrower is xx.
According to the collection comment, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Condo/PUD Rider Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Comment: Final application reflects date asxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value: 4/xx/2022   Variance: 29 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 10/xx/2020   Variance: 156 (Days)   Variance %:    Comment: Note document reflects note date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note document reflects property address is xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: Note documents reflects maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx is subject to repairs due to 1st floor kitchen to be converted into a wet bar. Estimate amount of repairs in not available in the appraisal. Final CD does not reflect any escrow holdback. Updated 1004D is missing from the loan documents."
* Occupancy concerns - (Lvl 4) "Subject approved as OO but seller defect shows is NOO. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test for CD dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is more than three business days after the Consummation date xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx Notary's signature date on the mortgage is 04/xx/2021. Note date is xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.499%. Tape shows miscalculation of rental income may push DTI higher. Unable to rely on income document in file and unable to calculate ATR ."
* Condo / PUD rider Missing (Lvl 2)     "Subject property type is condominium. However, condominium rider is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.499%, as the borrower’s income is $8,478.50 and total expenses are in the amount of $3,772.83 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 44.50%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74779436	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,044.79	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	770	Not Applicable	47.885%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx with lender, xx. which was recorded on xx No assignment of mortgage has been found. The mortgage is with original lender,xx
There is a prior mortgage active against subject property in the amount of xx which was originated on xx with lender, U.S. xx
Property taxes of 2021-22 are paid on 4/xx/2022 in the amount of $2022.40.
Payment history as of 6/xx/2022 shows that loan is performing and next due date is 7/xx/2022. The last payment was made on 6/xx/2022 in the amount of $1926.88 which was applied for the due date of 6/xx/2022. The current UPB is $xx, interest rate is 2.5% and P&I is $1926.88.	Collections Comments:According to servicing comments as of 6/xx/2022, the loan is performing and next payment due date is 7/xx/2022. The last payment was made on 6/xx/2022 in the amount of $1926.88.
No FC action has been noted since loan origination.
No evidence of damage or repair has been found.
No records of post-closing bankruptcy have been found.
As per loan application, the borrower is anxx
Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 9/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Application Date (Baseline script version) Loan Value: xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 4/xx/2022   Variance: 672 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 1/xx/2021   Tape Value: 11/xx/2020   Variance: 64 (Days)   Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Update as per AUS.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 2/xx/2051 Tape Value: 4/xx/2051 Variance: -59 (Days) Variance %: Comment: Update as per note. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.885% as the borrower’s income is $7,583.33 and total expenses are in the amount of $3,631.27 and the loan was underwritten by DU xx and its recommendation is “Approve/Ineligible” with a DTI of 47.88%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated 1/xx/2021 reflects Points - Loan Discount Fee at $1,765.63. This is an increase in fee of $1,765.63 for charges that cannot increase.

Loan failed lender credits that cannot decrease test. ICD dated xx reflect non-specific lender credits as $2,254.44. However, CD dated xx does not reflect non-specific lender credits fee. This is a decrease in fee of $2,254.44 for charges that cannot decrease."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows excessive cash-out refinance. COC issued 01/xx/21 increased loan amount; DU rendered ineligible due to cash back at closing exceeding 2% or $2000; total cash back $2,163.44."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62198820	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,985.08	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	777	Not Applicable	44.013%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on x with lender MERS as nominee for xx and recorded on xx for the amount of xx
There are no active liens and judgments against the borrower.
County taxes for the year 2021-2022 have been paid for the amount of $19,985.08. No prior year tax delinquency has been found.
According to the payment history as of 05/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of $2049.82 with an interest rate of 32.50%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of $2049.82 with an interest rate of 32.50%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 4/xx/2021 Tape Value: 2/xx/2021 |---| 60 (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx  Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 5/xx/2022   Tape Value: 4/xx/2022   Variance: 50 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 4/xx/2021   Tape Value: 2/xx/2021   Variance: 60 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2051 Tape Value: 8/xx/2051 Variance: -92 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments (Debt Service) are xx and the debt service cover ratio (DSCR) is xx which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows delinquent at or before delivery."	* Settlement date is different from note date (Lvl 2) "Final closing disclosure reflects closing date as 04/xx/2021. Notary's signature date on the mortgage/deed of trust is xx Note date is xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52202154	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,638.12	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	798	796	40.651%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lender MERS as nominee for xx and recorded on xx for the amount of xx
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $8638.12. No prior year tax delinquency has been found.
According to the payment history as of 06/xx/2022, the borrower is regular with the payment and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 for the amount of $987.71(PITI). The monthly P&I is in the amount of $943.04 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/xx/2022, the borrower is regular with the payment and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 for the amount of $987.71(PITI). The monthly P&I is in the amount of $943.04 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower was working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: 12/xx/2020 Tape Value: 10/xx/2020 |---| 63 (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2022   Tape Value: 3/xx/2022   Variance: 71 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 12/xx/2020   Tape Value: 10/xx/2020   Variance: 63 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2051 Tape Value: xx Variance: -59 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated 10/xx/2020 reflects non-specific lender credit at $699.00. However, final CD dated 12/xx/2020 reflects non-specific lender credit at $307.23. This is decrease of $391.77 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2020 reflects transfer taxes fee at $1,249.00. However, final CD dated 12/xx/2021 reflects transfer taxes fee at $1,270.00. This is an increase in fee of $21.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40.65%. Tape shows borrower was not employed at closing. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24061284	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,793.78	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	764	46.101%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
No assignments have been found. Currently, the assignment is with the original lender “MERS as nominee for xx”.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021-2022 have been paid in the amount of $5,896.89 on 12/xx/2021 and $5,896.89 on 4/xx/2022.
No prior year delinquent taxes have been found.
According to latest payment history as of xx, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $3,826.11 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $2,658.93 and the interest rate is 2.625%.	Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $3,826.11 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $2,658.93 and the interest rate is 2.625%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the seller’s tape, the borrower is unemployed. No comment pertaining to the damage on the subject property has been observed.
As per the seller’s tape, the borrower is unemployed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46.101%. Tape shows borrower was not employed at closing. Unable to rely on documents in file and unable to calculation ATR."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.101% as the borrower’s income is $12,267.00 and total expenses are in the amount of $5,655.22 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 46.10%."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx Notary's signature date on the Deed of Trust is xx Note date is xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46798545	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Other	$0.00	$6,354.04	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	756	Not Applicable	43.832%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx which recorded on xx in the amount of xx with xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
Active liens and judgments against the borrower/property:
There are multiple Water/Sewer/Utilities liens on the subject property were recorded prior to the subject mortgage on different dates in the total amount of $xx in favor of City ofxx
There is a notice of special tax lien against the subject property recorded prior to the subject mortgage oxx However, the amount of lien is unavailable.
No delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount of $2,298.90 and PITI is in the amount of $2,298.90. The UPB reflected as per the tape data is in the amount of $xx.	Collections Comments:The loan is currently is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount of $2,298.90 and PITI is in the amount of $2,298.90. The UPB reflected as per the tape data is in the amount of $xx.
The subject property is owner-occupied.
As per the 1003 document the borrower is working as axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 8/xx/2021 Tape Value: 7/xx/2021 |---| 49 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.832%   Tape Value: 43.831%   Variance: 0.001%   Variance %: 0.00100%   Comment: The borrower’s income is $13,771.12 and present primary housing expenses are in the amount of $6,036.21. So calculated housing ratio is 43.832%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 5/xx/2022   Tape Value: 4/xx/2022   Variance: 32 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 8/xx/2021   Tape Value: 7/xx/2021   Variance: 49 (Days)   Variance %:    Comment: As per tape data, note date is 07/xx/2021. However note documents reflect as 08/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx  Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: As per note document property address is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Variance: -61 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx .However note documents reflects it xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject NOO approved at 43.832%. Missing all 2019 W2s, 2020 Business Tax Returns for Charter Realty and Investments 3 months' business bank statements."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26881492	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,536.82	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	47.195%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx the subject mortgage was originated on xx with MERS as nominee forxxwhich was recorded on xx in the amount of xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee forxx.
There is a prior mortgage in the amount of $xx which was recorded on xx in the favor of MERS as nominee forxx
No active judgments or liens have been found.
1st and 2nd instalment county taxes for 2021 have been due in the amount of $8536.82. No prior year delinquent taxes have been found.
As per the review of the payment history dated 4/xx/2022, the borrower is current with the loan and next payment due date is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $2,257.91 which was applied for the due date of 04/xx/2022. The current UPB is in the amount of $xx. The P&I is $1,434.99 and PITI is $2,257.91.	Collections Comments:The loan is currently in performing and the next payment due date is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $2,257.91 which was applied for the due date of 04/xx/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property.
The borrower xxhas been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: E |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Appraisal documents reflects, appraised value of property is $xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 1/xx/2022   Variance: -5 (Days)   Variance %:    Comment: As per Tape data, Note Date is xx However Note documents reflects as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xxx Variance %: Comment: As per Tape data, Stated Maturity Date is xx However Note documents reflects it xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 47.2%. Tape shows court ordered child support may not have been active at time of closing as notes say it was “not here until mid-March.” File shows court order of $3K per month. AUS shows lender only used $2K per month. Income appears validated but defect indicates an issue. Further details not provided. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows needed court ordered child support not here till mid March."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.195%, the borrower's income is $8,520.19 and total expenses are in the amount of $4,021.14 and the loan was underwritten by DUxx and its recommendation is “Approve/Eligible” with a DTI of 47.20%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32461132	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$1,442.12	$2,701.88	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	652	41.567%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx with MERS as nominee for xx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee forxx

No active liens and judgments have been found against borrower and property.

2nd installment county taxes of 2021 have been due on 11/xx/2022 in the amount of $1,328.44.
According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 4/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $671.04 and PITI is in the amount of $975.03. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 4/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $671.04 and PITI is in the amount of $975.03. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
As per the 1003, the borrower is working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: DTI is 41.567%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment: Note date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 2/xx/2052 Tape Value: 9/xx/2024 Variance: 10014 (Days) Variance %: Comment: Stated maturity date is 2/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 41.567%. Tape shows the omission of capital one x51780 was inaccurate and without supporting documentation; including back into liabilities may push DTI higher."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.649% exceeds APR threshold of 4.530% over by +4.530%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 4.669% exceeds APR threshold of 4.530% over by +0.139%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91215496	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,968.72	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	809	Not Applicable	64.622%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee forxx

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $4,021.64 on 02/xx/2022.

No prior year delinquent taxes have been found.

According to payment history tape data as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received in the amount of $713.62 which was applied for due date 4/xx/2022. However, unable to determine last payment received date. The current P&I is in the amount of $713.62 with an interest rate of 2.875%. The current UPB reflected as per the payment history tape data is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to payment history tape data as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received in the amount of $713.62 which was applied for due date 4/xx/2022. However, unable to determine last payment received date. The current P&I is in the amount of $713.62 with an interest rate of 2.875%. The current UPB reflected as per the payment history tape data is in the amount of $xx

The latest property inspection report is not available in the loan file to determine current property condition.

As per final application, the borrower xx
The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -xx Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value:xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2051 Tape Value: 11/xx/2051 Variance: -31 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject closed without an appraisal. However, PIW signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 64.62%. The borrower’s income is $1,620.28 and total expenses are in the amount of $1,047.06 and the loan was underwritten by DU xx and its recommendation is approve/ineligible for a DTI of 64.62%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58520166	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,501.24	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	49.158%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee forxx

No active judgments or liens have been found.

1st and 2nd county taxes of 2021/2022 have been paid in the total amount of $1,501.24.

No prior year delinquent taxes have been found.
According to payment history tape data as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received in the amount of $1,261.18 which was applied for due date 4/xx/2022. However, unable to determine last payment received date. The current P&I is in the amount of $1,261.18 with an interest rate of 2.625%. The current UPB reflected as per the payment history tape data is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to payment history tape data as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received in the amount of $1,261.18 which was applied for due date 4/xx/2022. However, unable to determine last payment received date. The current P&I is in the amount of $1,261.18 with an interest rate of 2.625%. The current UPB reflected as per the payment history tape data is in the amount of xx

As per final application, the borrower xx

The latest property inspection report is not available in the loan file to determine current property condition.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 9/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -8 (Days)   Variance %:    Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Updated as per final application.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2051 Tape Value: 11/xx/2051 Variance: -31 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Fees threshold xx Over By xx

The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by xx

The below fees were included in the test:

Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.87%. Seller tape shows rental income miscalculation may push DTI over 69%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.87% as the borrower’s income is $6,602.36 and total expenses are in the amount of $3,245.57 and the loan was underwritten by DUxx and its recommendation is Approve/Eligible with a DTI of 49.87%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27332969	xx	xx			561-2137	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second		$0.00	$4,556.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No			41.828%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx with lender, xx. which was recorded onxx
No assignment of mortgage has been found. The mortgage is with lender, xx, Inc.
There is a prior mortgage active against subject property in the amount of xx which was originated on xx with lenderxx and x on x
No active judgments or liens have been found.
Property taxes of 2022 are paid in installments. Last installment was paid on 5/xx/2022 in the amount of $1230.86.
Payment history is missing from the loan file. As per seller's tape data as of 4/xx/2022, the loan is performing and next payment due date is 5/xx/2022. The last payment details are unable to be determined. The current UPB is $xx and interest rate is 2.625%.	Collections Comments:According to seller's tape data as of 4/xx/2022, the loan is performing and next payment due date is 5/xx/2022.
No FC action has been noted since loan origination.
No evidence of damage or repair has been found in the loan file.
No records of post-closing bankruptcy filed by the borrower have been found.
As per loan application, the borrower is working at xx. for the past xx years.
Covid 19 attestation is located at xx

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 9/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value:xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx    Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2051 Tape Value: 10/xx/2051 Variance: -30 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW obtain is not for subject property."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91590013	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	802	Not Applicable	19.543%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx the subject mortgage was originated on xx with MERS as nominee forxx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found.
The taxes information is not mentioned.
The review of payment history as of dated 6/xx/2022, the borrower is current with the loan and the next payment is due for 7/xx/2022. The last payment was received on 6/xx/2022. The current P&I is $1,168.05 and PITI is $1,664.57. The UPB is $xx.	Collections Comments:The loan is currently performing.
The review of payment history as of dated 6/xx/2022, the borrower is current with the loan and the next payment is due for 7/xx/2022. The last payment was received on 6/xx/2022. The current P&I is $1,168.05 and PITI is $1,664.57. The UPB is $xx.
No details for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property.
The borrower xx has been working at xx
The covid attestation is available at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 12/xx/2020 Tape Value: xx |---| 117 (Days) |----| Comment: Seller tape reflects application date is xx however application doc. reflects xx Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: Seller tape reflects maturity date xx however note doc. reflects xx   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: No comments found. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows wrong credit report run on AUS with aged credit."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed PA license validation test, reimbursement amount validation test and consummation or reimbursement date validation test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45768933	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$404.71	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	43.200%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx

There is a civil judgment against the xx, et al (which is not borrower) which was recorded on xx in the amount of $2,025.00.

Annual county taxes of 2021have been paid on 11/xx/2021 in the amount of $404.71.
According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 8/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,967.95 which was applied for due date 7/xx/2022. The current P&I is in the amount of $1,579.90 and current PITI is in the amount of $1,967.95 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 8/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,967.95 which was applied for due date 7/xx/2022. The current P&I is in the amount of $1,579.90 and current PITI is in the amount of $1,967.95 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the 1003, the borrower is working at xx.
The loan was originated on 6/xx/2021. The covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 1/xx/2021 |---| 176 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xxx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2051 Tape Value: 8/xx/2051 Variance: -31 (Days) Variance %: Comment: Stated maturity date is 08/xx/2051 .However note documents reflects it 07/xx/2051. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Revised loan estimate delivery date test failed due to being less than seventh business day before the consummation date of xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx reflects Appraisal Re-Inspection Fee at xx However, CD dated xx reflects Appraisal Re-Inspection Fee at xx
This is a cumulative increase in fee of +$25.00 for charges that cannot increase. Valid COC for Appraisal Re-Inspection Fee is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees at xx However, CD dated xx reflects the sum of Section C fees which is transferred into Sec B at xx This is a cumulative increase of xx for charges that in total cannot increase more than 10% test."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows home buyer education certificate not completed."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.200% as the borrower’s income is $6,673.33 and total expenses are in the amount of $2,882.87 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43.20%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41792940	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$460.22	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	736	680	25.966%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx the subject mortgage was originated on xx with MERS as nominee for xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
Annual combined taxes for 2021 have been paid in the amount of $460.22. No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is currently performing with the loan. Last payment was received on 6/xx/2022 which was applied to 6/xx/2022. The next due date for payment is 7/xx/2022. The P&I is in the amount $326.57 with an interest rate as per payment history is 3.750%. The current UPB reflected is in the amount of $xx.	Collections Comments:The loan is currently performing and the next payment is due for 6/xx/2022. The last payment received details have not been mentioned. No details for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property.
The borrowerxx

The covid attestation is available at “xx

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from 9/xx/2022 to 2/xx/2024. The collection comment history is missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: 6/xx/2020 Tape Value: 5/xx/2020 |---| 31 (Days) |----| Comment: As per final 1003 application date reflects 6/xx/2020. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 25.966%   Tape Value: 25.867%   Variance: 0.099%   Variance %: 0.09900%   Comment: As per borrower income is $9,722.10 and total expenses is $2,471.19. DTI is 25.418%.   Tape Source: Initial   Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 7/xx/2050   Tape Value: 9/xx/2050   Variance: -62 (Days)   Variance %:    Comment: The Note reflects the Maturity Date as xx   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to one of the following findings: The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing and do not in fact result in a bonafide reduction of the interest rate."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows corrective documents not received from the borrower in time for the loan to be sold."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73329771	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,495.84	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	807	Not Applicable	26.272%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx with MERS as nominee for xx, recorded with thexx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to payment history as of 3/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $2,893.89 which was applied for due date 1/xx/2022. The current P&I is in the amount of $1,871.95 and current PITI is in the amount of $2,893.89 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:According to servicing comments, the loan is performing.

According to payment history as of 3/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $2,893.89 which was applied for due date 1/xx/2022. The current P&I is in the amount of $1,871.95 and current PITI is in the amount of $2,893.89 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per the 1003, the borrower is working atxx
The loan was originated on xx.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from 9/xx/2022 to 2/xx/2024. The collection comments are missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 31 (Days) |----| Comment: As per final application date is xx Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: Tape data shows stated maturity date as xx note showing maturity date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan closed with interior appraisal and full appraisal was required. Property renter would not let appraiser in the home. Full appraisal report is missing from the loan document."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40784919	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	No	Not Applicable	First	$0.00	$1,199.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	xx	Unavailable	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	35.814%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on 11/xx/2021 in the amount of $908.00.
According to the payment history as of 06/xx/2022, the borrower is currently performing and the next due date for payment is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $1,153.50 which was applied for due date 06/xx/2022. The current P&I is in the amount of $1,021.08 and current PITI is in the amount of $1,153.50 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:The current status of the loan is performing.

According to the payment history as of 06/xx/2022, the borrower is currently performing and the next due date for payment is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $1,153.50 which was applied for due date 06/xx/2022. The current P&I is in the amount of $1,021.08 and current PITI is in the amount of $1,153.50 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.
..

As per comment dated 09/xx/2021, the borrower’s income is impacted by covid-19.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

As per the 1003, the borrower is working at xx
The loan was originated on xx
Update: -
There was no additional changes in the latest comments.
The collection comments are available from 9/xx/2022 to 2/xx/2024. The collection comments are missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: 8/xx/2021 Tape Value: 7/xx/2021 |---| 25 (Days) |----| Comment: As per Seller tape data Application Date is xx but as per documents final application date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value:xx   Comment: As per Seller tape data borrower DTI Ratio percent is 35.206% as per 1008 document DTI reflects as 35.814%   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Seller tape data original Balance is xx however, Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Comment: Collateral Value used for underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2051 Tape Value: 10/xx/2051 Variance: -30 (Days) Variance %: Comment: Seller tape shows maturity date is 10/xx/2051 as per documents Stated Maturity Date is 9/xx/2051. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx shows appraisal fee at $550.00 however, Final CD dated xx shows Appraisal Fee at $700.00.This is a fee increase of $ +$150 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows corrections took too long and became aged to sell. Further detail found in loan file."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case, However final CD reflects cash to in the amount of $2,575.81."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69148005	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,295.57	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	661	709	35.391%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx the subject mortgage was originated on xx with MERS as nominee forxx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee foxx
There is a prior mortgage in the amount of xx which was recorded on xx in the favor of Zxx.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $6043.75. No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $2,666.73 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,791.69 and current PITI is in the amount of $2,666.73 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $2,666.73 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,791.69 and current PITI is in the amount of $2,666.73 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

The borrower xx. The covid attestation is available at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	Field: Application Date (Baseline script version) Loan Value: 5/xx/2021 Tape Value: 4/xx/2021 |---| 32 (Days) |----| Comment: Application date is 5/xx/2021, However seller tape shows 4/xx/2021 . Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value:xx  Comment: Calculated DTI from DU is 35.39% However seller tape shows 24.698%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance is xx However seller tape shows xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Comment: CLTV is not calculated , However seller tape shows CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment: Original LTV is xx However seller tape shows xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2051   Tape Value: 7/xx/2051   Variance: -30 (Days)   Variance %:    Comment: Stated maturity date is 6/xx/2051, However seller tape shows 7/xx/2051.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Not available. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial closing disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows closed with expired credit report. AUS report received with VOR."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from loan document."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan document. Available rate lock located atxx is not valid."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Service provider list is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer document is missing from loan document."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61192360	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$887.28	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	27.541%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on 9/xx/2021 in the amount of $887.28.
According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,588.94 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,202.25 and current PITI is in the amount of $1,588.94 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,588.94 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,202.25 and current PITI is in the amount of $1,588.94 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the 1003, the borrower is working at xx.
The loan was originated on xx The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Application Date (Baseline script version) Loan Value: 6/xx/2021 Tape Value: 2/xx/2021 |---| 132 (Days) |----| Comment: Final 1003 reflect application date as xx seller tape data shows date as 02/xx/2021. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2051 Tape Value: 8/xx/2051 Variance: -31 (Days) Variance %: Comment: The Note reflects the Maturity Date as xx However, seller tape data shows date as 08/xx/2051. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows credit report has expired and AUS to be updated with final credit report."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78048691	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,148.87	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	31.331%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx the subject mortgage was originated on xx with MERS as nominee for xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee forxx.
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $2148.87. No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $850.73 which was applied for due date 6/xx/2022. The current P&I is in the amount of $590.33 and current PITI is in the amount of $850.73 with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $850.73 which was applied for due date 6/xx/2022. The current P&I is in the amount of $590.33 and current PITI is in the amount of $850.73 with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of $xx.

The borrower xx has been working at xx
The covid attestation is available at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Application Date (Baseline script version) Loan Value: 3/xx/2021 Tape Value: 2/xx/2021 |---| 43 (Days) |----| Comment: As per final loan application the closing date xx 3/xx/2021. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value:xx    Comment: As per Note document Borrower's middle name is xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx  Comment: As per calculation DTI is 31.331%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value:xx
Field: Borrower Last Name   Loan Value:xx
Field: Stated Maturity Date Loan Value: 4/xx/2051 Tape Value: 5/xx/2051 Variance: -30 (Days) Variance %: Comment: As per Note document maturity date is 4/xx/2051. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "1004MC market condition addendum form seems to be incomplete located at xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject property is NOO. Tape shows Rental income used to qualify borrower. Rental income is not permitted due to borrower does not own primary residence."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26132694	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,684.19	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.786%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on 10/xx/2021 in the amount of $461.26.
According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $2,115.79 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,428.68 and current PITI is in the amount of $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $2,115.79 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,428.68 and current PITI is in the amount of $xxxwith an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the 1003, the borrower is working atxx
The loan was originated on x The covid-19 attestation is located atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 2/xx/2021 Tape Value: 1/xx/2021 |---| 25 (Days) |----| Comment: As per final application the closing date is xx Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 3/xx/2051 Tape Value: 4/xx/2051 Variance: -31 (Days) Variance %: Comment: As per Note document loan maturity date is 3/xx/2051. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan closed without HBE as required by the agencies."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68026610	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,339.02	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	25.263%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
As per updated report, there is no chain of assignment. The subject mortgage is with xx
No active judgments or liens have been found.

1st county and school taxes of 2021 have been paid in the total amount of $1,887.35 on 12/xx/2021.

2nd city taxes of 2021 have been paid in the amount of $451.67 on 12/xx/2021.

No prior year delinquent taxes have been found.
The review of payment history as of 6/xx/2022, the borrower is current with the loan. The next due is 7/xx/2022. The last payment was received on 6/xx/2022 for the due date of 6/xx/2022 in the amount of $785.61. The UPB reflected in the payment history is $xx.	Collections Comments:The current borrower is performing.

The review of payment history as of 6/xx/2022, the borrower is current with the loan. The next due is 7/xx/2022. The last payment was received on 6/xx/2022 for the due date of 6/xx/2022 in the amount of $785.61. The UPB reflected in the payment history is $xx.

Error in operations, allowed the loan to close without required VOE prior to closing. When trying to obtain after the closing borrower had quit their job.

Covid-19 attestation document is available in loan files which located at “xx

Borrower has been working atxx
There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Application Date (Baseline script version) Loan Value: 11/xx/2020 Tape Value: 8/xx/2020 |---| 85 (Days) |----| Comment: As per tape data application date is 8/xx/2020 However Final application shows 11/xx/2020. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx  Comment: The borrower’s income is $10,500.00 and present primary housing expenses are in the amount of $2,652.61. So calculated housing ratio  xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx
Field: Trial Modification Agreement in file? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows the loan closed with VOE and later it was discovered that borrower was not employed at the time of closing."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7026441	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,380.08	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	44.739%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee forxx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is withxx

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year 2021 have been paid off in the amount of $3,380.08 on 08/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of dated 6/xx/2022, the borrower is performing with the loan. The next due date is 7/xx/2022 and the last payment was received on 6/xx/2022 in the amount of $2,023.06 with the interest rate of 3.125% and P&I of $1,139.48, which was applied for the due date of 6/xx/2022. The UPB reflected in the payment history is $xx.	Collections Comments:The current status of the loan is performing.

According to the payment history as of dated 6/xx/2022, the borrower is performing with the loan. The next due date is 7/xx/2022 and the last payment was received on 6/xx/2022 in the amount of $2,023.06 with the interest rate  of 3.125% and P&I of $1,139.48, which was applied for the due date of 6/xx/2022. The UPB reflected in the payment history is $xx.

As per final application, the borrower xx.

The property is owner occupied. Further details not provided.

No evidence has been found regarding foreclosure.

The covid-19 attestation is located axxavailable in loan files.

No evidence has been found regarding bankruptcy.

Loan is not modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Application Date (Baseline script version) Loan Value: 7/xx/2020 Tape Value: 5/xx/2020 |---| 33 (Days) |----| Comment: Application date 5/xx/2020. but seller tape date shows xx Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2050 Tape Value: 8/xx/2050 Variance: -31 (Days) Variance %: Comment: The Note reflects the Maturity Date as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx does not reflect Points-Loan Discount Fee at $0.00 and Final CD dated xx shows Points-Loan Discount Fee at xx This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan has failed Written List of Service Providers Disclosure Date Test.

Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; or
Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows flood closed outside of the minimum and maximum deductible. Flood insurance policy document is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Flood certificate in file locatorxx and property in flood zone_Yes. However required policy is missing from loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.739% as the borrower’s income is $5,000.00 and total expenses are in the amount of $2,236.93 and the loan was underwritten by DUxx and its recommendation is Approve/Eligible with a DTI of 44.74%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4438690	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$328.01	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	29.360%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx

No active judgments or liens have been found.

Combined annual taxes of 2021 have been paid in the amount of $15.38 on 04/xx/2022 with the parcel# xx.

Combined annual taxes of 2021 have been paid in the amount of $312.63 on 10/xx/2021 with the parcel# xx.

No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $567.82 which was applied for due date 6/xx/2022. The current P&I is in the amount of $376.46 and current PITI is in the amount of $567.82 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $567.82 which was applied for due date 6/xx/2022. The current P&I is in the amount of $376.46 and current PITI is in the amount of $567.82 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

The subject property is owner occupied. No information has been found regarding condition of the subject property.

As per final application, the borrowerxx

The covid-19 attestation document is available in the loan file which is located at xx.

Loan is not modified since origination.
Foreclosure Comments: Not Applicable
Bankruptcy Comments: Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 7/xx/2021 Tape Value: 4/xx/2021 |---| 103 (Days) |----| Comment: Final application reflects application date as xx However seller tape data shows 4/xx/2021. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2051 Tape Value: 9/xx/2051 Variance: -31 (Days) Variance %: Comment: Original note reflects stated maturity date as 8/xx/2051. However seller tape data shows maturity date as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape data shows issue as AUS needed to be re-run however credit is expired."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96603956	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,023.20	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	22.666%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
As per updated report, there is no chain of assignment.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the total amount of $4,023.20 on 01/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $2,147.22 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,665.62 and current PITI is in the amount of $2,147.22 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per tape date, borrower is currently performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $2,147.22 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,665.62 and current PITI is in the amount of $2,147.22 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Borrower has been working atxx

Covid-19 attestation document is available in loan files which located at xx
There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 3/xx/2021 Tape Value: 1/xx/2021 |---| 56 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: 4/xx/2051   Tape Value: 5/xx/2051   Variance: -30 (Days)   Variance %:    Comment: Maturity date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Trial modification agreement should be alt+N Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows loan closed with expired xxzenship documents. Co-borrowers visa expired on xx however, the loan closed on 3/xx/2021. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
621969	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,404.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	45.810%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx. No active judgments or liens have been found. 1st combined taxes of 2021 have been paid in the amount of $1,702.00 on 09/xx/2021. 2nd combined taxes of 2021 have been paid in the amount of $1,702.00 on 11/xx/2021. No prior year delinquent taxes have been found.	According to the payment history as of dated 6/xx/2022, the borrower is performing with the loan. The next due date is 7/xx/2022 and the last payment was received on 6/xx/2022 in the amount of $1,842.04 with the interest rate of 3.875% and P&I of $1,250.83, which was applied for the due date of 6/xx/2022. The UPB reflected in the payment history is $xx.	Collections Comments:According to tape data, the loan is in performing. According to the payment history as of dated 6/xx/2022, the borrower is performing with the loan. The next due date is 7/xx/2022 and the last payment was received on 6/xx/2022 in the amount of $1,842.04 with the interest rate of 3.875% and P&I of $1,250.83, which was applied for the due date of 6/xx/2022. The UPB reflected in the payment history is $xx. There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing Required Disclosures	Field: Application Date (Baseline script version) Loan Value: 11/xx/2019 Tape Value: 10/xx/2019 |---| 44 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 4xx  Comment: The borrower’s income is $10,302.23 and present primary housing expenses are in the amount of $4,719.48. So calculated housing ratio is 45.810%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 12/xx/2049 Tape Value: 1/xx/2050 Variance: -31 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx However note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial LE is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows borrower payments were late. There was post purchase CD and borrower was not aware. Missed their opportunity to sell. No further details available."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement Services Provider List is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.810% as the borrower’s income is $10,302.23 and total expenses are in the amount of $4,719.48 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 45.81%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45182781	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$826.04	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	xx	Unavailable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	37.935%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. 1st combined taxes of 2021 have been paid in the amount of $826.04 on 10/xx/2021. No prior year delinquent taxes have been found. According to the updated title report dated xx there is one mortgage recorded on xx in the amount of xx with the lender of xx.	According to the payment history as of 6/xx/2022, the borrower is currently performing with the loan. Last payment was received on 6/xx/2022 which was applied to 6/xx/2022. The next due date for payment is 7/xx/2022. The P&I is in the amount $1,207.19 with an interest rate as per payment history is 3.500%. The current UPB reflected is in the amount of $xx.	Collections Comments:According to tape data servicing comments, the loan is in performing. According to the tap data payment history as of 4/xx/2022, the borrower is currently performing and the next due date for payment is 05/xx/2022. The last payment was received is unavailable with the amount of unavailable which was applied for due date 4/xx/2022. The current P&I is in the amount of $1,127.19 and current PITI is in the amount is unavailable with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of xx Borrower has been working at “xx Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance Transmittal (1008)	Field: Application Date (Baseline script version) Loan Value: 5/xx/2020 Tape Value: 4/xx/2020 |---| 26 (Days) |----| Comment: Seller tape shows Application Date is xx as per documents final application date is 5/xx/2020. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 3xx Comment: As per tape data, Post Close DTI is 37.942%. However DU reflects as 37.935%.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 25.000%   Variance:    Variance %:    Comment: Seller tape shows Mi coverage 25.00% but MIC is missing.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2050   Tape Value: 7/xx/2050   Variance: -30 (Days)   Variance %:    Comment: Seller tape shows maturity date is 7/xx/2050 as per Note stated maturity date is 6/xx/2050   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx shows Points - Loan Discount Fee at xx and however, Final CD dated xx shows Points - Loan Discount Fee at xx and This is a fee increase of +$1.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows UW accepted payment plan on a judgment which is not allowed on FNMA. No further details available."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53123349	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,546.95	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	Yes	36.835%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with lender MERS as nominee for xx
The chain of assignment is completed.

Annual county  tax of year 2021 has been paid in the amount of $ 3,546.95 on 11/xx/2021.
No active liens and judgments have been found.

No prior year delinquent taxes have been found.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,933.72 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,203.19 and current PITI is in the amount of $1,792.64 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,933.72 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,203.19 and current PITI is in the amount of $1,792.64 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower is working as a xx
No evidence has been found regarding the foreclosure and occupancy.
Covid-19 attestation document located at "xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 3/xx/2021 Tape Value: 2/xx/2021 |---| 45 (Days) |----| Comment: As per application document application date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.835%   Tape Value: 63.920%   Variance: -27.085%   Variance %: -27.08500%   Comment: The borrower's income is $5,744.38 and present primary housing expenses are in the amount of $2,115.92. So calculated housing ratio is 36.835%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2051 Tape Value: 5/xx/2051 Variance: -30 (Days) Variance %: Comment: Seller tape reflects maturity date is xx note documents shows is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 36.835%. Tape shows income miscalculation by underwriter and recalculated income pushes DTI to 63.92%. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed Reimbursement Amount Validation Test.
																																																																																								This loan has failed Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44199459	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,180.92	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	48.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

No active judgments or liens have been found.

Annual combined taxes of 2022 have been paid in the amount of $1,180.92 on 01/xx/2022.

No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $601.70 which was applied for due date 6/xx/2022. The current P&I is in the amount of $432.24 and current PITI is in the amount of $601.70 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to tape data servicing comments, the loan is in performing

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $601.70 which was applied for due date 6/xx/2022. The current P&I is in the amount of $432.24 and current PITI is in the amount of $601.70 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.

The loan was originated on xx However, covid-19 attestation is available atxx

Borrower has been working at xx
Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Transmittal (1008)	Field: Application Date (Baseline script version) Loan Value: 3/xx/2021 Tape Value: 2/xx/2021 |---| 38 (Days) |----| Comment: Tape data shows Application Date is xx as per application the signed is on xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Valuexx   Comment: Seller tape shows Borrower DTI ratio percent 48.130 and as per calculation it is showing 48.984.   Tape Source: Initial   Tape Type:
Field: Property Address Street   xx
Field: Property Postal Code  xx
Field: Stated Maturity Date   Loan Value: xx   Tape Value: 5/xx/2051   Variance: -30 (Days)   Variance %:    Comment: Seller tape shows stated maturity date 05/xx/2051 , however Note shows stated Maturity Date is 4/xx/2051.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo (1-4 Stories) Tape Value: Mid Rise Condo (5-8 Stories) Variance: Variance %: Comment: Tape data shows Subject property type Mid rise condo as per appraisal it is Low Rise Condo(1-4 stories). Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows loan closed without required P&L bank statements."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan documents. Available 1008 located at xx does not show P&I , Taxes and monthly insurance amount."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76540021	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,950.20	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	38.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $2,475.10 on 02/xx/2022.

2nd combined taxes of 2021 have been due in the amount of $2,475.10 on 7/xx/2022.

Combined annual taxes of 2020 have been paid in the amount of $2,735.32 on 08/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of dated 6/xx/2022, the borrower is performing with the loan. The next due date is 7/xx/2022 and the last payment was received on 6/xx/2022 in the amount of $1,690.31 with the interest rate of 2.625% and P&I of $1,114.18, which was applied for the due date of 6/xx/2022. The UPB reflected in the payment history is $xx.	Collections Comments:Current status of the loan is performing.

According to the payment history as of dated 6/xx/2022, the borrower is performing with the loan. The next due date is 7/xx/2022 and the last payment was received on 6/xx/2022 in the amount of $1,690.31 with the interest rate of 2.625% and P&I of $1,114.18, which was applied for the due date of 6/xx/2022. The UPB reflected in the payment history is xx
The subject property is owner occupied. No information has been found regarding condition of the subject property.

As per final application, the borrower Txx
The covid-19 attestation document is available which is located at xx

Loan is not modified since origination.
Foreclosure Comments: Not Applicable
Bankruptcy Comments: Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: 8/xx/2020 Tape Value: 7/xx/2020 |---| 36 (Days) |----| Comment: As per final 1003 application, the loan application date is xx Tape Source: Initial Tape Type:
Field: Lender Paid MI?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: No MI certificate is provided.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xxx   Variance:    Variance %:    Comment: No Mortgage insurance certificate is provided.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Mortgage insurance document is missing from the loan file   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Valuexx
																																																																																				Field: Stated Maturity Date Loan Value: xx Variance: -30 (Days) Variance %: Comment: As per note document, maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.136%. Seller Tape shows borrower's self-employed income was used to qualify and cannot be documented. Further details not provided. Unable to rely on documents in loan file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70245399	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$679.68	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.852%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with lender MERS as nominee forxx
The chain of assignment is completed.

Annual county  tax of year 2021 has been paid in the amount of $679.68  on 11/xx/2021.
No active liens and judgments have been found.

No prior year delinquent taxes have been found.

According to the payment history as of 6/xx/2022, the borrower is currently performing with the loan. Last payment was received on 6/xx/2022 which was applied to 6/xx/2022. The next due date for payment is 7/xx/2022. The P&I is in the amount $929.52 with an interest rate as per payment history is 3.500%. The current UPB reflected is in the amount of $xx.	Collections Comments:The loan is currently in performing.
As per tape data, as of date is 4/xx/2022. Next due date is 5/xx/2022 with interest rate is 3.500% and P&I is $929.52.The current UPB reflected as per the payment history is in the amount of $xxx
As per final application, the borrower is working in xx
There is no post-origination bankruptcy record.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from 9/xx/2022 to 2/xx/2024. The collection comments are missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 4/xx/2020 Tape Value: 3/xx/2020 |---| 31 (Days) |----| Comment: Seller tape data shows application date as xx and as per final application it is reflects 4/xx/2020. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Comment: Seller tape shows DTI ratio percentage as 43.112% and as per calculation it is 39.852%.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows county xx and mortgage document reflects county xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 5/xx/2050 Tape Value: 6/xx/2050 Variance: -31 (Days) Variance %: Comment: Seller tape date shows maturity date as xx and Note reflects the Maturity Date is 5/xx/2050. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91982544	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,670.56	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	49.564%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx which recorded on xx in the amount of xx with xx
There is no chain of assignment as the subject mortgage is with the original lenderxx
No active liens and judgments against the borrower/property.
There is a notice of commencement recorded on 1/xx/2022 for the improvement of shed.
No delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,782.85 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,315.40 and current PITI is in the amount of $1,782.85 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,782.85 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,315.40 and current PITI is in the amount of $1,782.85 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner-occupied.
As per the 1003 document the borrower is working as a xx.
Covid-19 attestation document is located at “xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: 7/xx/2021 Tape Value: 4/xx/2021 |---| 94 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx Comment: The borrower’s income is $4,333.00 and present primary housing expenses are in the amount of $2,147.59. So calculated housing ratio is 49.564%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2051 Tape Value: 9/xx/2051 Variance: -31 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx .However note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx reflect Appraisal fee at $550.00. However, Final CD dated  xx reflects Appraisal fee at xx
Loan estimate dated xx reflects Transfer taxes at xx However, Final CD dated xx reflects Transfer taxes at xx
This is a cumulative increase in fee of $796.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file. Given Rate lock agreement available at_xxis not valid."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.56%. Tape shows there was incorrect data in AUS and DTI 50.364%. Further details not provided. Unable to calc ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.564% as the borrower’s income is $4,333.00 and total expenses are in the amount of $2,147.59 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.56%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93852699	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,706.55	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	11.065%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx which recorded on xx in the amount of xx with xx
There is no chain of assignment as the subject mortgage is with the original lenderxx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
As per review of latest payment history as of 5/xx/2022 the loan is performing. The last payment was received on 5/xx/2022 in the amount of $612.15 with interest rate of 2.625% and P&I $612.15 for the due date of 6/xx/2022. The next due date is 7/xx/2022. The current UPB reflected is in the amount of $xx.	Collections Comments:As per review of latest payment history as of 5/xx/2022 the loan is performing. The last payment was received on 5/xx/2022 in the amount of $612.15 with interest rate of 2.625% and P&I $612.15 for the due date of 6/xx/2022. The next due date is 7/xx/2022. The current UPB reflected is in the amount of $xx.
The subject property is owner-occupied.
As per the 1003 document the borrower is a rxx
Covid-19 attestation document is located at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Application Date (Baseline script version) Loan Value: 11/xx/2020 Tape Value: 10/xx/2020 |---| 47 (Days) |----| Comment: Final Application date is xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value:xx%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 12/xx/2035 Tape Value: 1/xx/2036 Variance: -31 (Days) Variance %: Comment: As per note document maturity date is 12/xx/2035, however seller tape shows 12/xx/2036. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership Counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan closed with an exterior appraisal only when interior/exterior was required by AUS. Borrower refused to allow appraiser in due to covid concern."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated Business Disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66841880	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,737.11	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	39.890%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lender MERS as nominee forxx which was recorded on xx Instrument# | xx.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee forxx
There is junior mortgage active in the favor of xx in the amount of $xx which was recorded on xx
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of 6/xx/2022 the loan is performing. The last payment was received on 6/xx/2022 in the amount of $1,402.04 with interest rate of 2.875% and P&I $1,118.14 for the due date of 6/xx/2022. The next due date is 7/xx/2022. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of loan is performing. The next due date for the regular payment is 7/xx/2022. The UPB reflected in the latest payment history is in the amount of $xxx
Covid -19 attestation is located at xx
The borrower xx is the xx
Subject property is occupied by owner. Unable to determine the current condition of property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 6/xx/2021 Tape Value: 2/xx/2021 |---| 110 (Days) |----| Comment: Seller tape data shows application date as xx However, final application date in document is xx Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 7/xx/2051 Tape Value: 8/xx/2051 Variance: -31 (Days) Variance %: Comment: As per tape data, Stated Maturity Date is 8/xx/2051. However, note documents reflects it 7/xx/2051. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed lender credits that cannot decrease 0% tolerance test. Loan estimate dated 02/xx/2021 reflects Non-Specific Lender Credits at $337.00. However, CD dated 06/xx/2021 does not reflect Non-Specific Lender Credits. This is a decrease in fee of -$337.00 for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28308483	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,548.30	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	21.661%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of $ xx with MERS as nominee for xx

There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee for xx.

No active judgments or liens have been found.

Annual county and city taxes of 2021 have been paid in the total amount of $3,548.30.

No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,140.00 which was applied for due date 6/xx/2022. The current P&I is in the amount of $716.20 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,140.00 which was applied for due date 6/xx/2022. The current P&I is in the amount of $716.20 with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx is working atxx

The latest property inspection report is not available in the loan file to determine current property condition.

Covid-19 attestation is available in the loan file located at “xxx

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 5/xx/2021 Tape Value: 4/xx/2021 |---| 25 (Days) |----| Comment: Per the final 1003 application, final application data is xx Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: 30.000%   Tape Value: xx
																																																																																				Field: Stated Maturity Date Loan Value: 6/xx/2051 Tape Value: 7/xx/2051 Variance: -30 (Days) Variance %: Comment: As per note document, Maturity date is 06/xx/2051. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan closed without homebuyer counseling certification completed on the loan."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93225548	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,049.70	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	37.670%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee forxx.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on 10/xx/2021 in the amount of $3,470.55.
According to the payment history as of dated 6/xx/2022, the borrower is performing with the loan. The next due date is 7/xx/2022 and the last payment was received on 6/xx/2022 in the amount of $1,615.53 with the interest rate of 2.625% and P&I of $1,172.39, which was applied for the due date of 6/xx/2022. The UPB reflected in the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of dated 6/xx/2022, the borrower is current with the loan. The next due date is 7/xx/2022 and the last payment was received on 6/xx/2022 in the amount of $1,615.53 with the interest rate of 2.625% and P&I of $1,172.39, which was applied for the due date of 6/xx/2022. The UPB reflected in the payment history is $xxx
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the 1003, the borrower is working atxx.
The loan was originated on xx The covid-19 attestation is located atxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing DU/GUS/AUS Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: 11/xx/2020 Tape Value: 8/xx/2020 |---| 89 (Days) |----| Comment: Final Application date is xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 12/xx/2050 Tape Value: 1/xx/2051 Variance: -31 (Days) Variance %: Comment: The Note reflects the Maturity Date as 12/xx/2050. Tape Source: Initial Tape Type:	3: Curable	* Cash out purchase (Lvl 3) "The subject loan is purchase case. However Final CD dated xx reflects cash to in the amount of xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is uninsurable. No further details available."
* MI, FHA or MIC missing and required (Lvl 3)     "USDA Guaranty certificate is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "GUS Report is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Proof of Hazard policy is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement Services Provider List is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15857116	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,471.14	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	40.764%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee forxx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history seller’s tape data as of 06/xx/2022, the borrower is current with the loan and the next due date for payment is 07/xx/2022. The current P&I is in the amount of $1,169.93 with an interest rate of 2.750%. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history seller’s tape data as of 06/xx/2022, the borrower is current with the loan and the next due date for payment is 07/xx/2022. The current P&I is in the amount of $1,169.93 with an interest rate of 2.750%. The current UPB reflected is in the amount of $xxx
The current condition of the subject property is unable to be determined. The covid-19 attestation document is located at “Covid-19 attestation -xx”.  As per the final loan application, the borrower is working at xx

Update: -
There was no additional changes in the latest comments.
The collection comments are available from 9/xx/2022 to 2/xx/2024. The collection comments are missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 12/xx/2020 Tape Value: 11/xx/2020 |---| 51 (Days) |----| Comment: Application date is 12/xx/2020. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2051 Tape Value: 2/xx/2051 Variance: -31 (Days) Variance %: Comment: As per tape data, Stated maturity date is 02/xx/2051 .However note documents reflects it 01/xx/2051 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows the credit score do not match the credit on AUS nor does the AUS have the credit reference number. Credit is over 120 days old and cannot be fixed."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test. This loan has failed Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24882299	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,648.33	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	31.075%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held by xx

The chain of assignment is complete. The last assignment is with original lender “xx”.

There is a real estate lien active against the property in the amount of $xx held by “Txx” and recorded on xx

No delinquent taxes have been found for the prior year.
According to the payment history as of 06/xx/2022, the borrower is currently performing and the next due date for payment is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $2,024.60 which was applied for due date 06/xx/2022. The current P&I is in the amount of $1,322.70 and current PITI is in the amount of $2,024.60 with an interest rate of 2.75%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/xx/2022, the borrower is currently performing and the next due date for payment is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $2,024.60 which was applied for due date 06/xx/2022. The current P&I is in the amount of $1,322.70 and current PITI is in the amount of $2,024.60 with an interest rate of 2.75%. The current UPB reflected as per the payment history is in the amount of $xxx

The loan was originated on 9/xx/2020. Covid-19 attestation is available in the loan file located atxx”.
The borrower is working at xx
Unable to confirm the current condition & occupancy status of subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Application Date (Baseline script version) Loan Value: 9/xx/2020 Tape Value: 7/xx/2020 |---| 47 (Days) |----| Comment: Per the 1003 Final Application, date is xx Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx
Field: Borrower DTI Ratio Percent   Loan Value: 31.075%   Tape Value: 31.935%   Variance: -0.860%   Variance %: -0.86000%   Comment: As per final 1003 borrower income is $6,666.66 and total expenses is $2,071.68. DTI is 31.075%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2050 Tape Value: 10/xx/2050 Variance: -30 (Days) Variance %: Comment: The Note reflects Maturity Date as 9/xx/2050. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not dated and hand signed by the borrower & A LOX from post closing department located at xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows errors on the loan were corrected but the loan became too aged to self traditional. More details regarding the error is not available."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31129307	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,887.92	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	33.271%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx
The chain of assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of xx have paid in the amount of xx	According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,477.37 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,085.97 and current PITI is in the amount of $1,477.37 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,477.37 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,085.97 and current PITI is in the amount of $1,477.37 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xxx

No evidences have been found regarding bankruptcy and foreclosure.

The subject property has been occupied by the owner.

The borrower is working at xx
The covid-19 attestation has been found located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 12/xx/2020 |---| xx |----| Comment: The Final 1003 application reflects application date as xx Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: 3/xx/2051 Variance: -xx Variance %: Comment: The Note reflects the Maturity Date as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial Loan Estimate is dated xx and electronically signed on xx which is greater than 3 business days. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "an failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan closed without Home Buyer Education(HBE) as required by the agencies."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72491876	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,603.88	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	Yes	39.384%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx which recorded on xx in the amount of xx
There is no chain of assignment as the subject mortgage is with the original xx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of 06/xx/2022, the borrower is currently performing and the next due date for payment is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $2,024.88 which was applied for due date 06/xx/2022. The current P&I is in the amount of $2,024.88 and current PITI is in the amount of $2,024.88 with an interest rate of 2.75%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently is performing.

According to the payment history as of 06/xx/2022, the borrower is currently performing and the next due date for payment is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $2,024.88 which was applied for due date 06/xx/2022. The current P&I is in the amount of $2,024.88 and current PITI is in the amount of $2,024.88 with an interest rate of 2.75%. The current UPB reflected as per the payment history is in the amount of $xxx

The subject property is owner-occupied.
As per the 1003 document the borrower is working as a xx
Covid-19 attestation document is located at xx
Update: -
As per the servicing comment dated xx the payment dispute has been noted. The reason for the dispute is not available in the latest servicing comment. No evidence has been found as to whether the dispute has been resolved or not.
The collection comments are available from xx .The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 8/xx/2021 |---| xx) |----| Comment: Application Date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: 39.281%   Variance: xx   Variance %: xx   Comment: Borrower income is xx : Monthly Expenses is 13,440.45 : DTI is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: 11/xx/2051 Variance: -xx Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of xx Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS needed to be updated after closing; however, it cannot be as the credit has expired."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file. Given Rate lock agreement is locatedxx			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72100441	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,661.65	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	34.551%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is currently performing with the loan. Last payment was received on 5/xx/2022 which was applied to 6/xx/2022. The next due date for payment is 7/xx/2022. The P&I is in the amount $1,279.51 with an interest rate as per payment history is 3.250%. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history seller’s tape data as of 04/30x/2022, the borrower is current with the loan and the next due date for payment is 05/xx/2022. The current UPB reflected is in the amount of xx The current condition of the subject property is unable to be determined. As per the final loan application, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 5/xx/2020 Tape Value: 3/xx/2020 |---| xx |----| Comment: application date is xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: 7/xx/2020   Variance: -xx Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: 7/xx/2050 Variance: -xx Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows issue as disaster report needed and not received in time for loan sale."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97198995	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,921.22	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	37.097%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx recorded with the Book/Page #xx.

There is no chain of assignment as the subject mortgage is with the original lender xx

There is a junior mortgage active against property in the favor of “xx” which was originated on xx and recorded on xx in the amount of xx with xx

There are no prior year real estate delinquent taxes.
According to the payment history as of dated 6/xx/2022, the borrower is performing with the loan. The next due date is 7/xx/2022 and the last payment was received on 6/xx/2022 in the amount of $2,832.22 with the interest rate of 3.500% and P&I of $2,038.66, which was applied for the due date of 6/xx/2022. The UPB reflected in the payment history is $xx.	Collections Comments:The current status of the loan is performing.

According to the payment history as of dated xx the borrower is current with the loan. The next due date is xx and the last payment was received on xx in the amount of xx with the interest rate of xx and P&I of xx which was applied for the due date of xx The UPB reflected in the payment history is xx
The subject property is owner occupied.
As per the 1003, the borrower is working at xx

The loan was originated on xx The covid-19 attestation is missing from the loan file.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 2/xx/2020 |---| xx |----| Comment: Tape data shows application date as 2/xx/2020 and as per application date is xx Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2050 Tape Value: 5/xx/2050 Variance: -xx (Days) Variance %: Comment: Tape data shows maturity date as xx and as per note date maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the TRID total of payments test:
The total of payments is xx The disclosed total of payments of xx is not considered accurate because it is understated by more than $100.

Loan has failed revised closing disclosure delivery date test due to "USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction;"
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan has failed TILA Finance Charge Test:
Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of xx for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan has failed TILA Foreclosure Rescission Finance Charge Test:
Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of xx for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan has failed TILA APR Test:
Loan failed the TILA APR test due to the annual percentage rate (APR) is 3.935%. The disclosed APR of xx is not considered accurate because it is more than xx of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed with LTV/CLTV of xx Tape shows loan closed without MI coverage."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2678809	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,660.64	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	Yes	29.791%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx

There is no chain of assignment as the subject mortgage is with the original lender xx

No active judgments or liens have been found against the borrower.
Annual combined taxes of xx have been paid on xx in the amount of xx
According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,756.31 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,692.48 and current PITI is in the amount of $1,756.31 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,756.31 which was applied for due date 6/xx/2022. The current P&I is in the amount of $1,692.48 and current PITI is in the amount of $1,756.31 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xxx

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the 1003, the borrower is working at xx
The loan was originated on xx The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 4/xx/2021 Tape Value: 1/xx/2021 |---| xx (Days) |----| Comment: Final application date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -18.700%   Variance %: -18.70000%   Comment: Borrower income is xx , Monthly expenses is $6,617.92 and DTI is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   xx  Variance:    Variance %:    Comment: Borrower last name is xxx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 0.000%   Variance: 35.629%   Variance %: 35.62900%   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 0.000%   Variance: 35.629%   Variance %: 35.62900%   Comment: LTV is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated maturity date is as per note xx However seller tape shows xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows Re-cert of value was required, all appraisers refused to provide. File shows appraisers noted frozen pipes and unwillingness to weigh in on that. Zillow search shows value over xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25082603	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,686.24	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	43.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx which was recorded on xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
xx installment county taxes for xx have been paid in the amount of xx
 No prior year delinquent taxes have been found.
As per the review of the payment history as of 4/xx/2022, the borrower is current with the loan and the next payment is due for 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $3,491.94 which was applied for 5/xx/2022. The current P&I is $2,716.11 and PITI is $3,491.94. The UPB is $xx.	Collections Comments:The loan is currently in performing and the next payment is due for 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xxx which was applied for 5/xx/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid.
Unable to confirm the current employment details as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Note	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per tape data, age of loan is 7. However it reflects 5. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 23.670%   Variance: -23.670%   Variance %: -xx   Comment: As per tape data, Post close housing ratio is xx However Final Application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 9/xx/2021   Variance: 27 (Days)   Variance %:    Comment: Note document is ineligible.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: 12/xx/2051   Variance: -xx (Days)   Variance %:    Comment: As per tape data, Stated maturity date is xx However Note documents reflects it xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and appraisal show subject is an NOO condotel unit at the xx resort near a ski resort with management company handling rentals. Elevated for client review"	* Application Missing (Lvl 3) "Final application is missing from the loan documents. Available document is not legible"
* DSCR is less than xx (Lvl 3)     "Net operating income is xx and annual payments (debt services) is xx and their debt service cover ratio (DSCR) is xx which is less than 1."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Legible document is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents. Available document is not legible."
																																																																																							* Note is missing or unexecuted (Lvl 3) "Legible document is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61799268	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,879.82	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	361	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	26.848%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx , the subject mortgage was originated on xx with lender xx and recorded on xx for the amount of xx
There are no active liens and judgments against the borrower.
County taxes for the year xx have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 05/xx/2022. The last payment was received on 04/xx/2022 for the amount of $1745.01(PITI). The monthly P&I is in the amount of $1214.22 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 05/xx/2022. The last payment was received on 04/xx/2022 for the amount of $1745.01(PITI). The monthly P&I is in the amount of $1214.22 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been regarding the property damage or repair. No comments have been found regarding the income impacted due to covid-19. The borrower is working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: xx Comment: Age of loan reflects xx Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx  Comment: Loan original maturity term months reflects 361.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: 1   Variance %: 0.28089%   Comment: Stated remaining term reflects 357.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and appraisal shows and appraisal subject is an OO condotel unit at the xx resort near a ski resort with management company handling rentals. Elevated for client review. Property deemed ineligible due to overall condotel nature."	* Application Missing (Lvl 3) "Final application is not legible from the loan documents."
* Application Not Signed by All Borrowers (Lvl 3)     "Legible copy of application is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing Disclosure is not legible from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows Subject condominium project is ineligible."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement Services Provider List is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26031551	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$984.34	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	46.423%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx, in the amount of xx

There is no chain of assignment. Currently the subject loan is with original lender xx
There are multiple prior mechanic liens in against the borrower in favor of multiple plaintiffs which were recorded on different dates in the total amount of xx

Annual county taxes of xx have been paid in the amount of xx.

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,557.37 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,300.45 and current PITI is in the amount of $1,557.37 with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,557.37 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,300.45 and current PITI is in the amount of $1,557.37 with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xxx

Unable to confirm the current employment details from available documents and collection comments.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update: -
 Collection comment dated xx states that the subject property roof was damaged. There are no evidences to confirm the exact cost and current status of repairs.
The collection comments are available from xx. The collection comments are missing from xx
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per tape data, age of loan is 3. However it reflects 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -20.077%   Variance %: -20.07700%   Comment: As per tape data, Post close DTI is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xxx Tape Value: xx Variance: Variance %: Comment: As per note document property city is xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx Tape shows rental income should not have been included and DTI is xx Unable to rely on income document in file and unable to calculate ATR."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated xx exceeds APR threshold of xx over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32822739	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$802.74	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.456%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx

There is no chain of assignment. Currently the subject loan is with original lender xx

There are multiple prior IRS liens against the borrower in favor of different plaintiffs which were recorded on different dates. However, the amount of lien is not mentioned in the supportive document.

There are multiple prior state tax liens against the borrower in favor of different plaintiffs which were recorded on different dates. However, the amount of lien is not mentioned in the supportive document.

There are multiple prior civil judgments against the borrower in favor of different plaintiffs which were recorded on different dates. However, the amount of judgment is not mentioned in the supportive document.

There is a prior credit card judgment in favor of xx. ETAL which were recorded on xx in the amount of xx However, the defendant’s name does not match with subject borrower.

Annual combined taxes of xx have been paid in the amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,112.89 which was applied for due date 5/xx/2022. The current P&I is in the amount of $620.26 and current PITI is in the amount of $1,112.89 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx the borrower is current with the loan and the next due date for payment is xx The last payment was received on xx in the amount of $1,112.89 which was applied for due date xx The current P&I is in the amount of $620.26 and current PITI is in the amount of $1,112.89 with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx

As per final application, the borrower xx is working at xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Total Original T&I for Debt Ratios: xx All Other Monthly payments are xx The Borrowers Total Monthly income Verified as xx Hence, Post-Close DTI per 1003 is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows borrower does not have sufficient reserves and AUS is not eligible. Total assets of xx verified using bank statements satisfy cash to close requirement of $613.91. The reserves required to verify as per DU in file is xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33186951	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$26,811.86	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.246%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx
There is no chain of assignment. Currently the subject loan is with original lender xx
No active judgments or liens have been found.

1st and 2nd county taxes of xx have been paid in the total amount of xx

2nd county taxes of xx have been due in the amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on 5/xx/2022 in the amount of $25,730.31 which was applied for due date 6/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on 5/xx/2022 in the amount of $25,730.31 which was applied for due date 6/xx/2022. The current P&I is in the amount of $18,931.47 and current PITI is in the amount of $25,730.31 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xxx.

As per final application, the borrower xx. He is the owner of xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: xx Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower#1 middle name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower#2 middle name as xxx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment: DTI is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: 356 Variance: 1 Variance %: 0.28089% Comment: Stated remaining term is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds xx (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Ineligible” with a DTI of xx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject appraisal was subject to completion of multiple repairs. Pictures in file verify need for repairs. 1004D is in file"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount fee. However, CD dated xx reflects Points - Loan Discount fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease test. Initial LE dated xx reflects non-specific lender credit at xx However, final CD dated xx reflects non-specific lender credit at xx This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80191853	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$668.09	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	43.485%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of $ xx with lender xx
The chain of assignment is completed.

First county tax of year xx has been paid in the amount of xx
Second city tax of year xx has been paid in the amount of xx
Third county tax of year xx has been paid in the amount of xx
Fourth county tax of year xx has been paid in the amount of xx
No active liens and judgments have been found.
No prior year delinquent taxes have been found.

As per tape data as of date is 4/xx/2022 The current P&I is in the amount of $2,710.59 with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is in performing.
As per tape data as of date is 4/xx/2022 The current P&I is in the amount of $2,710.59 with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of $xxx
No evidence found regarding the foreclosure, damage and covid -19.
As per final application, borrower is working in xx

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: The borrower’s income is xx and total expenses are in the amount of $4,118.26 So calculated DTI ratio is xx Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -11.328%   Variance %: -11.32800%   Comment: The borrower’s income is xx present primary housing expenses are in the amount of $4,118.26. So calculated housing ratio is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Original Maturity Term Months Loan Value: xx Tape Value: 30 Variance: 330 Variance %: xx Comment: "The Note reflects the Maturity Term As 360 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx Tape shows SE attorney included $26K Covid PPP forgiveness as income; excluding the PPP amount DTI is over xx Unable to rely on documents in file and unable to calculate ATR."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx The borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8092006	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,649.58	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	44.017%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $647.37 and PITI is in the amount of $1,296.25. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $647.37 and PITI is in the amount of $1,296.25. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
As per the 1003, the borrower is working at xx

Update:
As per the review of the collection comment, the roof of the subject property was damaged and needs repairs. In the comment dated xx the claim has been filed and the insurance claim check has been deposited to the loss draft in the amount of xx for that day, which was received on xx In the comment dated xx the lost draft check of xx was sent via priority to the borrower. As per the adjusters report, the amount of xx was allotted for the replacement of the roof, and the W/O depreciation shows that at xx The amount of xx would remain to be paid. In the comment dated xx the total estimated cost of xx for flooring, basement and underlayment xx and drywall repairs and paint xx has been repaired. In the comment dated xx the final loss draft fund disbursement has been approved in the amount of xx Further details not provided..
Collection comments history is available from xx. The collection comment history is missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note document reflects age of loan is 12 Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 3/xx/2021   Variance: -xx (Days)   Variance %:    Comment: Note date is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance xx Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold ofxx

The below fees were included in the test:
Loan Origination Fee paid by Borrower:xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold ofxx

The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows borrower was not employed at the time of closing, borrower's last day with employer was xx and the loan closed on xx Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx The borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is approve/eligible for a DTI of xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95152408	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,850.39	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	47.956%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xxx

There is no chain of assignment as the subject mortgage is with the original lender xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $2,156.45 and PITI is in the amount of $4,959.18. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $2,156.45 and PITI is in the amount of $4,959.18. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The loan was originated on 9/xx/2020. The covid-19 attestation is located at xx
As per the 1003, the borrower is working at xx
Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from xx The collection comment history is missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The Note reflects the Age of loan as xx Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The Note reflects the Original Note document date as xx   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx  Tape Value: Beaufort   Variance:    Variance %:    Comment: Note reflects property city as xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: "Final Application and Final CD reflect Change in Rate/Term. The Borrower(s) received no cash back at closing and paid off no liabilities. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "TRID Total of Payments Test failed due to total payment of xx" * Missing Initial 1003_Application (Lvl 3) "Missing initial application xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows other undisclosed mortgage payment of xx not included in liabilities and DTI may rise higher xx Unable to rely on documents in file and unable to calculation ATR."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27398050	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,943.02	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.288%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx

There is no chain of assignment. Currently the subject loan is with original lender xx
No active judgments or liens have been found.

Annual county taxes of xx have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,526.20 which was applied for due date 4/xx/2022. The current P&I is in the amount of $1,257.33 and current PITI is in the amount of $1,526.20 with an interest rate of 4.745%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,526.20 which was applied for due date 4/xx/2022. The current P&I is in the amount of $1,257.33 and current PITI is in the amount of $1,526.20 with an interest rate of 4.745%. The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx

Covid-19 attestation is available in the loan file located at xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original Note Doc Date Loan Value: xx Tape Value: xx Comment: As per tape data, Note date is xx However note documents reflect as 09/xx/2021. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: As per tape data, Stated maturity date is xx However note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx The borrower’s income and co-borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is caution/ineligible for a DTI of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18546120	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Yes	First	$0.00	$12,923.40	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	50.315%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lender xx and recorded on xx for the amount of xx
There are no active liens and judgments against the borrower.
Taxes for the year 2021-2022 have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of 05/xx/2022, the borrower is now current with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of $2843.46(PITI). The monthly P&I is in the amount of $1902.02 with an interest rate of 4.00%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:According to the payment history as of 05/xx/2022, the borrower is now current with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of $2843.46(PITI). The monthly P&I is in the amount of $1902.02 with an interest rate of 4.00%. The current UPB is reflected in PH for the amount of $xxx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working xx
As per the servicing comment dated xx the borrower's income has been impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower First Name Loan Value: xx Tape Value: xx Comment: Note reflects borrower name is xx. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -21.10891%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Note reflects maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Seller tape reflects following issue- Occupancy was misrepresented as a primary residence. Borrower never took occupancy of the subject. Property is NOO."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed charges that cannot decrease 0% tolerance test. Loan estimate dated xx does reflect lender credit as xx . However, CD dated xx reflects lender credit at xx This is an decrease in fee of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed charges than in total cannot increase more than xx tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at xx However, CD dated xx reflects the sum of Section C and Recording fee at xx This is a cumulative increase of $54.40 for charges that in total cannot increase more than xx test. COC for increase in fee is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Survey- Borrower Elected paid by Borrower: xx
Title - Closing Protection Letter paid by Borrower: xx
Title - Premium Tax paid by Borrower: xx
Title - Transaction Management Fee paid by Borrower: xx
Title- Tidelands paid by Borrower: xx
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of -xx Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot decrease xx tolerance test. Loan estimate dated xx does reflect lender credit as xx . However, CD dated xx reflects lender credit at xx This is an decrease in fee of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at xx However, CD dated xx reflects the sum of Section C and Recording fee at $336.00. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from loan documents."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of xx		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53276952	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$781.41	$5,155.73	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	38.172%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments have been found against borrower and property.
1st installment city taxes of 2021 have been delinquent on xx in the amount of xx with good through date xx
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,550.57 and PITI is in the amount of $2,196.14. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,550.57 and PITI is in the amount of $2,196.14. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

As per the 1003, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Property Address Street Loan Value: xx Tape Value: xx Comment: Updated as per Note. Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Updated as per Note. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows unable to overcome appraisal defects due to a scarcity of sales of very similar properties in close proximity to the subject property. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92519213	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,587.20	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.671%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lender xx and recorded on xx for the amount of xx
There is junior mortgage and UCC lien.
The junior mortgage was originated on xx with lender xx and recorded on xx for the amount of xx
The UCC lien was recorded on xx for the amount of xx in the favor of xx
xx have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of 4/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 04/xx/2022 for the amount of $1694.83(PITI). The monthly P&I is in the amount of $1195.06 with an interest rate of 3.875%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 4/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 04/xx/2022 for the amount of $1694.83(PITI). The monthly P&I is in the amount of $1195.06 with an interest rate of 3.875%. The current UPB is reflected in PH for the amount of $xxx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is owner of xx since 2 years.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Total Original T&I for Debt Ratios: (xx ) equals xx and All Other Monthly payments are xx The Borrowers Total Monthly income Verified as xx Hence, Post-Close DTI per 1003 is xx Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Note document dated 12/xx/2021 reflects maturity date as xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Co-Borrower did not have sufficient credit score. DU called for 2 alternative trades of Sprint Wireless and Fred Loya Insurance with bank statements to support these monthly withdrawals."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31326656	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,109.48	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	42.064%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 5/xx/2022, the loan was originated on 4/xx/2022 and the first payment due on 6/xx/2022.The P&I is in $2,640.11. The UPB reflects as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2022, the loan was originated on 4/xx/2022 and the first payment due on 6/xx/2022.The P&I is in $2,640.11. The UPB reflects as per the payment history is in the amount of xx
As per the 1003, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 6.507%   Variance %: 6.50700%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xxx   Variance %: -17.14285%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 16.345%   Variance %: 16.34500%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 16.345%   Variance %: 16.34500%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at xx However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase xx tolerance test. Loan estimate dated xx reflects Appraisal Fee at xx However, CD dated xx reflects Appraisal Fee at $650.00. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan took conventional and refinance it VA. Conv loan wasn't old enough for GNMA again requirements. It meets VA through VA insured."
* MI, FHA or MIC missing and required (Lvl 3)     "VA Loan Guaranty Certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33458164	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,939.84	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	46.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
No assignments have been found. Currently, the assignment is with the original lender “xx”.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $4,429.56 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $3,829.82 and the interest rate is 3.250%.

Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $4,429.56 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xxx The current P&I is $3,829.82 and the interest rate is 3.250%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx
Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per Tape data, Post Close DTI is xx However Final Application documents reflects as xx Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per tape loan amortization type Fixed but Note document reflects it is ARM.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-150000.00   Variance %: -13.63636%   Comment: "The Appraisal document dated xx reflects the Appraised value is xx
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 12.632%   Variance %: 12.63200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 12.632% Variance %: 12.63200% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but tape shows may be NOO. BWR also may be purchasing additional units on subject property. Elevated for client review."
* Property Marketability Issues  (Lvl 4)     ""Tape shows comps do not support sales price and ADU was not within guidelines. Review of appraisal shows subject townhouse units were dissimilar to SF comps. Very large adjustments to arrive at value. No comps drawn from subject townhouse complex. Elevated for client review."
																																																																																						* Qualified Mortgage DTI exceeds xx (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.455% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is “Approve/Ineligible” with a DTI of xx				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68423550	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,410.42	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	34.581%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
No assignments have been found. Currently, the assignment is with the original lender “xx”.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of combined taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.

According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,252.10 which was applied for the due date 4/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,143.08 and the interest rate is 2.750%.	Collections Comments:The loan is currently in the performing and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,252.10 which was applied for the due date 4/xx/2022. The unpaid principal balance is reflected in the amount of $xxx The current P&I is $1,143.08 and the interest rate is 2.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 4/xx/2022, the subject property is located in FEMA disaster area. As per the seller’s tape data, the borrower was xx. The subject property occupancy is unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is xx

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: The borrower’s income is $5,208.34 and present primary housing expenses are in the amount of xx So calculated housing ratio is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment: Collateral value used for underwriting: $xxx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment: Collateral value used for underwriting: xx Loan Amount: xx LTV xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan failed compliance ease delivery and timing test for closing disclosure dated xx The initial closing disclosure receipt date is less than three business days before the consummation date."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows defect that BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Final Application Incomplete (Lvl 2) "Final application is electronically signed and electronically dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35748725	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,029.69	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	41.409%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lender xx which was recorded on xx
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx which was recorded on xx
There are five prior judgments active against the borrower in the favor of different plaintiff’s in the total amount of xx All were recorded on different dates.
No prior year’s delinquent taxes have been found.

According to a review of the payment history as of 5/xx/2022, the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $1,228.16 which includes P&I $749.02 with the rate of interest 2.500%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.

Collections Comments:The current status of loan is performing. The next due date for the regular payment is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xxx
The borrower xx has been working at xx
Covid-19 attestation is located xx
The subject property has been occupied by the owner. Unable to determine the current condition of property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per Tape data, Post Close DTI is xx However Final Application documents reflects as xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: No Verification of Stated Income or Assets   Variance:    Variance %:    Comment: LOan documentation type is streamline refinance.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 88.720%   Variance: xx   Variance %: xx   Comment: Collateral Value used for underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 1.550% Variance %: 1.55000% Comment: Collateral Value used for underwriting: xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan was repurchased due to the loan does not meet minimum 6 months of seasoning period requirement."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73115036	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	$0.00	$429.50	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	33.209%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx

There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found against the borrower.
1st and 2nd installments combined taxes of 2021 have been paid on xx
According to the payment history as of 5/xx/2022, the last payment was received on 4/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $1,834.98 and PITI is in the amount of $2,122.62. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 5/xx/2022, the last payment was received on 4/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $1,834.98 and PITI is in the amount of $2,122.62. The UPB reflected as per the payment history is in the amount of $xxx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working xx
The loan was originated on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 4/xx/2022   Tape Value: 4/xx/2022   Variance: 28 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: xx   Variance: -16913.000%   Variance %: -16913.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: xx is initial date , and xx is a final note date.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -121 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows Homebuyer Education Certificate not obtained prior to closing. Original LTV did not require HBE cert. LTV changed in underwriting but a condition for an HBE cert was not added."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* The final 1008 is missing (Lvl 3) "Final Transmittal Summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15589655	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,312.28	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	20.411%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held by xx

No chain of assignment has been found. The last assignment is with lender “xx”. However, it should be with “xx”.

There is one mortgage which was recorded prior to the subject mortgage on xx in the amount of xx in the favor of “xx”.

There is one municipal lien active against the property in the amount of xx held by “xx” and recorded on xx

2nd half combined taxes of 2021 are due for xx in the amount of xx

No delinquent taxes have been found for the prior year.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $788.30 with interest rate 2.875 % which was applied for the due date 4/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $788.30 with interest rate 2.875 % which was applied for the due date 4/xx/2022. The current UPB as of the date is $xxx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on 6/xx/2021. Covid-19 attestation is available in the loan file located xx
The borrower is xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject property is a NOO. Provided seller’s tape shows an alert that the subject loan was repurchased for late pay within first xx months of purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89281908	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$375.18	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	23.310%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	37.916%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

There is no chain of assignment as the subject mortgage is with the original lender xx. However, it should be with xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,220.68 and PITI is in the amount of $1,546.38. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,220.68 and PITI is in the amount of $1,546.38. The UPB reflected as per the payment history is in the amount of $xxx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: xx Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Original note doc date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Loan discount fee. However, final CD dated xx reflects Loan discount fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data shows borrower has a compromise claim on the certificate of eligibility and did not bring in a down payment. Final CD reflects gift deposit of xx from the Builder was used on the loan; however, Gift from a builder is not acceptable and excluding that gift borrower falls short of assets to close the loan. Loan guaranteed at less than xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows BWR did not have the required xx in funds to close and a gift from seller/builder was not acceptable. Unable to calc ATR. Elevated for client review."
																																																																																								* Cash out purchase (Lvl 2) ""The subject loan is purchase case, however final CD dated xx reflects “cash to” in the amount of xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6837552	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$11,149.62	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	41.329%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx. in the amount of xx which was recorded on xx

The chain of assignments has been completed. The last assignment was made with xx. which was recorded on xx

There is a prior mortgage that originated on xx with lender xx in the amount of xx which was recorded on xx

There is an active mortgage that originated on xx with lender xx in the amount of xx which was recorded on xx This mortgage is subordinated with the subject mortgage.

No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022 which was applied to 05/xx/2022. The next due date for payment is 06/xx/2022. The borrower pays the P&I in the amount of $2,437.16 with an interest rate of 3.250%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is current with the loan. The next due date for payment is 06/xx/2022. The current UPB reflected is in the amount of $xxx No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx months. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 4/xx/2021   Variance: -xx   Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: xx   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Update as per final 1003.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: -1 Variance %: -xx Comment: remaining term is xx months. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than xx (Lvl 3) "The net operating income is xx and annual payments (Debt Service) are xx and their debt service cover ratio (DSCR) is xx which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. The loan was repurchased due to the loan had an EPD. EPD's first xx payments were late paid as agreed last xx payments. Presently xx	* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37084072	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,116.28	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	42.623%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held by xx The chain of assignment is complete. The last assignment is with “xx”. No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,248.21 with interest rate 4.375 % which was applied for the due date 5/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,248.21 with interest rate 4.375 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xxx
No foreclosure and bankruptcy evidence has been found.
As per final 1003, the borrower is xx. The bathroom must be remolded as well as kitchen. 6 to 8 windows, decks & carpets and flooring need to be replaced. Also, interior painting is necessary. The roof needs inspection & yard needs a major clean up. The estimated cost of repairs is xx However, collection comment does not show details regarding damage/repairs. Also, no recent BPO report has been found. Unable to confirm the repairs have been completed or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: xx Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -31.751%   Variance %: -31.75100%   Comment: Updated as per 1008.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -49.102%   Variance %: -49.10200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -8 (Days)   Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Updated as per note. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than xx (Lvl 3) "The net operating income is xx and annual payments (Debt Service) is xx and there debt service cover ratio (DSCR) is xx which is less than 1." * Loan does not conform to program guidelines (Lvl 3) "Subject is xx The loan was repurchased due to the primary housing PITI understated and corrected PITI pushes DTI to xx Presently FICO score is xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$130,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24871997	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,953.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	45.459%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx with lender, xx which was recorded on xx
No assignment of mortgage has been found. The mortgage is with lender, xx
No active judgments or liens have been found.
Property taxes of 2021 are paid on xx in the amount of xx
Payment history as of 5/xx/2022 shows that loan is 1 month delinquent and next payment due date is 4/xx/2022. The current UPB is $xx, interest rate is 4.125% and P&I is $1769.40. The last payment was made on 4/xx/2022 in the amount of $2239.04 which was applied for the due date of 3/xx/2022.	Collections Comments:According to servicing comments as of xx the loan is in collection and next payment due date is 4/xx/2022.
As per servicing comment dated xx the borrower's income is impacted by Covid and 3 months FB plan has been approved.
Collection comment dated xx states that loan has been modified.
No evidence of damage or repair has been found.
As per loan application, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
This is a fixed rate loan with original P&I xx However, recent payment history shows current P&I in the amount of xx There is a reduction in P&I which indicates that loan was modified and servicing comment dated xx states that executed modification mailed to borrower. However, modification agreement is missing from the loan file.
Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note document reflects age of loan as xx months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -8.673%   Variance %: -8.67300%   Comment: the borrower’s income is $7,586.00 and total expenses are in the amount of xx DTI reflects as xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 39.000%   Variance: -6.249%   Variance %: -6.24900%   Comment: The borrower’s income is xx and total PITIA is in the amount of xx Housing ratio reflects xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows UW failed to rental income xx into liabilities and including it back pushes the DTI to over xx Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91946827	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,588.79	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	Yes	37.149%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx with lender, xx which was recorded on xx
No assignment of mortgage has been found. The mortgage is with lender, xx No active judgment or liens have been found.
Property taxes of 2022 are paid on xx in the amount of xx
Payment history as of 4/xx/2022 shows that borrower is current with loan and next payment due date is 6/xx/2022. The last payment was made on 4/xx/2022 in the amount of $2,215.85 which was applied for the due date 5/xx/2022. Current UPB is $xx, interest rate is 4.500% and P&I is $2215.85.	Collections Comments:According to servicing comments as xx, the borrower is current with loan payments and next payment due date is 6/xx/2022.
No comment indicating Covid impact on borrower's income has been found.
No FC action has been found since loan origination.
No records of post-closing bankruptcy have been found.
As per loan application, the borrower is working at xx

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -3.26700%   Comment: Update as per xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -29.504%   Variance %: -29.50400%   Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: xx   Tape Value: xx   Variance: 2   Variance %: 200.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Update as per note. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than xx (Lvl 3) "The net operating income is xx and annual payments (Debt Service) are xx and their debt service cover ratio (DSCR) is xx which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows investment property cash-out loans have a loan-to-value ratio (LTV) of over xx LTV not allowed on 2-4 units for investment property."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26439054	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,031.16	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	42.794%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx

There is no chain of assignment. Currently the subject loan is with original lender xx
No active judgments or liens have been found.

1st and 2nd combined taxes of 2021 have been paid in the total amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,607.54 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,278.54 and current PITI is in the amount of $1,607.54 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,607.54 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,278.54 and current PITI is in the amount of $1,607.54 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xxx

Covid-19 attestation is available in the loan file located xx

As per final application, the borrower xxx is working at xx

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing DU/GUS/AUS Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note document reflects age of loan is xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 96.439%   Variance: -xx   Variance %: -xx   Comment: "Collateral Value used for Underwriting: $xxx. Amount of Secondary Lien(s): $0. Loan Amount: xx CLTV = 95.000%. "   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -1.439% Variance %: -xx Comment: "Collateral Value used for Underwriting: xx .Loan Amount: xx" Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx However, proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Initial loan estimate dated xx Document is electronically signed on xx which is not within 3 business days from initial application date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than xx tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows incorrect appraised value used for LTV. Appraisal document is missing from the loan file. No more details have been found. Zillow shows estimated value $480K."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan Toolkit is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37848219	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,098.05	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Secondary	Yes	Yes	No	15.989%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
No assignments have been found. Currently, the assignment is with the original lender “xx”.
No active liens and judgments have been found against the borrower and subject property.
No prior year delinquent taxes have been found.
According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $5,775.27 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $5,775.27 and the interest rate is 2.750%.	Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $5,775.27 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xxx The current P&I is $5,775.27 and the interest rate is 2.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is xx
The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 16 Tape Value: xx Comment: Age of loan reflects 16. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per final 1003 borrower income is xx and total expenses is xx DTI is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per note borrower last name reflects xxx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Mortgage document contains PUD rider. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Revised CD dated xx is missing in loan file as per the COC dated xx "
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1343035	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,159.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	44.477%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
No assignments have been found. Currently, the assignment is with the original lender “xx”.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to latest payment history as of 5/xx/2022, the borrower is currently delinquent for 1 month and the next due date is 4/xx/2022. The last payment was received in the amount of $1,411.40 which was applied for the due date 3/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,109.66 and the interest rate is 3.000%.	Collections Comments:The loan is currently in the collection and the next due date is 4/xx/2022. The last payment was received in the amount of $1,411.40 which was applied for the due date 3/xx/2022. The unpaid principal balance is reflected in the amount of $xxx The current P&I is $1,109.66 and the interest rate is 3.000%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working xx
The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per tape data, age of loan is xx However it reflects xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The borrower’s income is xx and present primary housing expenses are in the amount of xx So calculated housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 17.652%   Variance: -xx   Variance %: -xx   Comment: As per tape data, Post close housing ratio is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per tape data, Appraisal value is xx However appraisal documents reflects as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test. The finance charge disclosed on final CD as xx & the calculated finance charge is xx for an understated amount of -xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape shows an alert that the appraised value concerns. As per Appraisal dated xx Appraisal value is xx and sales price is xx As per Appraisal, no transfers recorded for subject in the last xx month. Subject is listed and under contract of sale."			Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27453467	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$108.11	$2,200.06	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	58.067%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx with the lender xx which was recorded on xx
The chain of assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
1st installment taxes of 2021 have been paid in the xx
1st installment taxes of 2021 have been delinquent (remaining after payment) in the amount of xx which was due on xx and good through till xx
2nd installment taxes of 2021 are due in the amount of xx	According to the tape data of payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $370.45 and PITI is in the amount of $653.76. The UPB reflected is in the amount of $xx.	Collections Comments:The comment history is missing.
As per the review, the current status of the loan is performing. According to the tape data of payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $370.45 and PITI is in the amount of $653.76. The UPB reflected is in the amount of $xxx.
No evidences have been found regarding bankruptcy and foreclosure.
The subject property has been occupied by the owner.
The borrower is working at xx
The covid-19 attestation has beeb found located xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The Note reflects the Age of loan as xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: This loan has a qualified mortgage DTI of xx the borrower's income was xx total expenses are in the amount of xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 18.025%   Variance %: 18.02500%   Comment: This loan has a qualified mortgage DTI of xx the borrower's income was xx and total expenses are in the amount of $1,388.00.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Primary.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Final Application and Final CD reflect Change in Cash out. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was originated as NOO. However, the final CD reflects the proceeds out of the loan were used to pay off borrower a consumer debt which recharacterizes the loan as OO."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe harbor threshold test since an APR xx exceeded APOR xx HPML disclosure signed by the borrower is missing from the loan file and the subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge disclosed on final CD as xx & the calculated finance charge is xx for an understated amount of -$90.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of xx on final CD dated xx There is a total fee increased of xx for a non-shoppable fee which exceeded the xx tolerance for non-shoppable fees."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of xx Tape reflects miscalculated income and potential undisclosed property. Loan approved as NOO but as proceeds paid off consumer debt, subject is recharacterized as OO and has an ATR issue. Unable to rely on the documents in the loan file and unable to calculate ATR."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test since an APR xx exceeded APOR xx threshold is xx HPML disclosure signed by the borrower is missing from the loan file and the subject loan is escrowed."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70297492	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,506.02	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	28.074%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
No chain of assignment has been found. Currently, the mortgage assignment is with lender xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 5/xx/2022, the loan is currently performing and the next due date for the regular payment is 5/xx/2022. The last payment was received on 4/xx/2022 total in the amount of PITI $607.73 which includes P&I $444.76 with the rate of interest 2.875%, which was applied for the due date of 4/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xxx
Covid-19 attestation is located at xx
The borrower xx working at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: xx Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure signed by the borrower is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows there were inaccurate dates on BWR2 VOE. Unable to rely on documents in file and unable to calculate ATR."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65299100	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,599.40	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	36.254%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx with the lender xx which was recorded on xx
The chain of assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
1st installment taxes of 2022 have been paid in the amount of xx
2nd installment taxes of 2022 are due in the amount of xx	According to the tape data of payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $857.31 and PITI is in the amount of $1,546.10. The UPB reflected is in the amount of $xx.	Collections Comments:The comment history is missing.
As per the review, the current status of the loan is performing. According to the tape data of payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $857.31 and PITI is in the amount of $1,546.10. The UPB reflected is in the amount of $xxx
No evidences have been found regarding bankruptcy and foreclosure.
The subject property has been occupied by the owner.
The borrower is xx.
 The covid-19 attestation has been found located xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note reflect age of loan as xx Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xx and signed at closing, reflects the Borrower's 2 last Name as xx   Tape Source: xx
Field: Borrower Last Name   Loan Value:xxx   xx Value: xx   Variance:    Variance %:    Comment: The Note dated xx and signed at closing, reflects the Borrower's First Name as xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance:xxxx Variance %: -4.76190% Comment: The Appraisal reflects the appraisal value as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "As per seller tape, the subject loan was closed as a secondary home; however, the borrower is actually occupying the property due to selling their previous owner occupied home."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of xx on final CD dated xx There is a total fee increased of xx for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97980746	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,236.94	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	43.053%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
There is no chain of assignment as the subject mortgage is with the original lender.

There is a civil judgment against the borrower in the favor of xx. in the amount of xx which was recorded on xx

No prior year’s delinquent taxes have been found.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022 which was applied to 05/xx/2022. The next due date for payment is 06/xx/2022. The borrower pays the P&I in the amount of $652.02 and PITI in the amount of $1,042.19. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is current with the loan. The next due date for payment is 06/xx/2022. The current UPB reflected is in the amount of $xxx No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per tape data, age of loan is xx However it reflects xx Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per tape data, Post close housing ratio is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: As per tape data, Appraisal date is xx .However appraisal documents reflects as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows loan was repurchased over appraisal. Details not provided. Review of appraisal shows only used 1 comp from same condo building (of xx units) and subject has less square footage than comp. Subject may be overvalued. Elevated for client review"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails compliance ease delivery and timing test initial loan estimate dated xx and initial application dated xx However, delivery date is xx and document tracker proving the delivery of initial loan estimate within 3 business days is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57256103	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,950.90	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	40.276%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx. The amount of xx which was recorded on xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx

No active judgments or liens have been found against the subject property and borrower.

Annual combined taxes for the year 2021 have been paid off in the amount of xx

No prior year delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is currently performing with the loan. Last payment was received on 4/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount $2,502.18 with an interest rate as per payment history is 4.875%. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to the payment history as of 5/xx/2022, the borrower is currently performing with the loan. Last payment was received on 4/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount $2,502.18 with an interest rate as per payment history is 4.875%. The current UPB reflected is in the amount of $xxx

As per final application, the co-borrower xxx is working at xx

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Covid-19 attestation located xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: xx Comment: As per tape data, Lender required MI certificate.However Final Application reflects MI certificate doesn't required. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: $xxx. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note documents shows property address is xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Property is a 4 unit investment property and 1 of the units is detached from the primary structure and is considered an ADU. Subject is on an asphalt drive on a rear lot. Comps are far superior and have street frontage."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments (Debt Service) are xx and there Debt Service Cover Ratio (DSCR) is xx which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22308520	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,857.07	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.168%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx which recorded on xx in the amount of xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.

According to the tape data the first due date for payment is 4/xx/2022. The P&I is in the amount of $835.62 and PITI is in the amount of $835.62. The UPB reflected as per the tape data is in the amount of $xx.	Collections Comments:According to the tape data the first due date for payment is 4/xx/2022. The P&I is in the amount of $835.62 and PITI is in the amount of $835.62. The UPB reflected as per the tape data is in the amount of $xxx
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working xx

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx. The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Borrower's total income reflects xx & total expenses in the mount is xx DTI reflects xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject manual underwritten approval at xx per 1008 in file. Tape however shows they lost MI and manually approved at xx Further details not provided. Elevated for client review."	* Final Application Incomplete (Lvl 3) "Final application is not hand signed & hand dated by the borrower."
* Loan does not conform to program guidelines (Lvl 3) "Subject loan is conventional purchase. Tape shows loan has no MI. As per Appraisal, LTV is xx however; Final CD, Final xx and xx do not reflect MI."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx Exceeds APR threshold of xx Over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated xx Exceeds APR threshold of 4.600%. Over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54960238	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,679.18	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	46.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx the subject mortgage was originated on xx which is held by “xx” In the amount of xx and this was recorded on xx
No assignment has been found. The subject mortgage is with the lender xx
The 1st and 2nd installment county taxes for the year of xx have been paid in the total amount of xx
No prior year’s delinquent taxes have been found.
No active judgments or liens have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,455.77. The current P&I is $930.25 & PITI is $1,455.77. The stated current rate is 3.250%. The UPB amount is $xx.	Collections Comments:The loan is currently in performing.
According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for the payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,455.77. The current P&I is $930.25 & PITI is $1,455.77. The stated current rate is 3.250%. The UPB amount is $xxx
As per 1003, borrower is working at xx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Appraisal Date Loan Value: xx Tape Value: xx Comment: Appraisal report reflects original appraisal date as xx Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Original note reflects stated maturity date as xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows undisclosed debts reported in recent credit report may push DTI over xx Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88311900	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	No	Not Applicable	First	$0.00	$4,227.28	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.085%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx

The chain of assignment is complete. The last assignment is with “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,783.16 with interest rate 3.625 % which was applied for the due date 5/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,783.16 with interest rate 3.625 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xxx
No foreclosure and bankruptcy evidence has been found.
The borrower is owner of xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx xx Comment: As per note borrower middle name reflects xxx. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per final 1003 borrower income is xx and total expenses is $3,430.45. DTI is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx Value: xx  Variance:    Variance %:    Comment: As per note borrower last name reflects xx   Tape Source: Initial   xx Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Appraisal date reflects xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: xx   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per final 1003 purpose of refinance reflects limited cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: The Note reflects the Maturity Date as xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Miscalculation of self-employment income may push DTI to xx Tape shows DTI over xx Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16378729	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,249.31	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	47.209%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 5/xx/2022, the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $870.41 which includes P&I $870.41 with the rate of interest 3.250%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xxx
No comments have been found regarding reason for default.
The borrower xx has been working at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx Comment: Note document reflect borrower middle name as xx Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.006%   Variance %: 0.00600%   Comment: As per tape data, Post close housing ratio is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: As per tape data, Stated maturity date is xx .However note documents reflects it xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject loan closed with no appraisal. FMV disclosure is also missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is with in 3 business days from Consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than xx tolerance test due to Comparable fee amount of initial loan estimate dated xx reflects fee amount is xx and on Final closing disclosure dated xx reflects fee amount is xx This is an cumulative increase of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan document."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows issue with this loan is our Texas A6 loan closed with a PIW which is not allowed per FNMA guidelines and the original note was lost in transit this loan would require a LNA- Lost Note Affidavit. FMV disclosure is missing from the loan documents."
* Lost Note Affidavit (Lvl 3)     "The seller's tape data reflects original note was lost. However, the required LNA is missing from the loan file. Copy of original note is located at "Complete loan xx"."
* Missing Initial 1003_Application (Lvl 3)     "Missing initial application dated xx signed by the loan originator."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of xx		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6230918	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,576.14	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	31.219%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lender xx which was recorded on xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx which was recorded on xx  However, this should be with xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 4/xx/2022, the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 4/xx/2022 total in the amount of PITI $544.01 which includes P&I $544.01 with the rate of interest 3.250%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xxx
The borrower xx
Covid-19 attestation is located at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value:xx Comment: The Note reflects the Age of loan as xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape xx xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The Note reflects the Stated Remaining Term as 350. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83046553	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,500.04	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	20.353%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx

There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx in the amount of xx
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $2,524.62 and PITI is in the amount of $3,251.20. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $2,524.62 and PITI is in the amount of $3,251.20. The UPB reflected as per the payment history is in the amount of $xxx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx
The loan was originated on xx
Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx. The collection comments are missing from xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of Loan is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: 0.28818% Comment: Stated Remaining Term is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27474420	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,082.24	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	46.233%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx

There is no chain of assignment. Currently the subject loan is with original lender xx
No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of xx
2nd county taxes of 2021 have been due in the amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 4/xx/2022. The last payment was received on 4/xx/2022 in the amount of $634.16 which was applied for due date 3/xx/2022. The current P&I is in the amount of $441.04 and current PITI is in the amount of $634.16 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 4/xx/2022. The last payment was received on 4/xx/2022 in the amount of $634.16 which was applied for due date 3/xx/2022. The current P&I is in the amount of $441.04 and current PITI is in the amount of $634.16 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at xx

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx. The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per tape data, age of loan is xx However it reflects xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.890%   Variance %: 1.89000%   Comment: Collateral value used for underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 68.000%   Variance: 1.890%   Variance %: 1.89000%   Comment: Collateral value used for underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xxx Variance %: 0.28818% Comment: As per tape data, Stated remaining term of loan is xx months. However it reflects xx months. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than xx (Lvl 3) "Net operating income is xx and annual payments (debt services) is xx and their debt service cover ratio (DSCR) is xx which is less than 1."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is xx Tape shows early payment default due to mortgagor has failed to make first xx monthly payments."
* Missing Appraisal (Lvl 3)     "Appraisal report is available at xx dated xx which is more than xx days from the prior to closing xx and final appraisal report is missing from the loan document."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93145598	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	31.594%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx recorded on xx in the amount of xx

There are two (Muni/City/Code) liens found against subject property in the combined amount of xx in favor of Commonwealth Of xx

The chain of assignment has been completed.

No active judgments or liens have been found.
1st combined taxes of 2022 have been paid in the amount of xx	According to the payment history as of 5/xx/2022, the loan is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,054.53 which was applied for due date as 5/xx/2022. The current P&I is in the amount of $747.14 and current PITI is in the amount of $1,054.53 with an interest rate of 3.375% The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 5/xx/2022, the loan is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,054.53 which was applied for due date as 5/xx/2022. The current P&I is in the amount of $747.14 and current PITI is in the amount of $1,054.53 with an interest rate of 3.375% The current UPB reflected as per the payment history is in the amount of $xxx

As per comment dated xx the reason for default is death of borrower.

There is no evidence regarding the bankruptcy and foreclosure in the xx

As per final application, the borrower xx is working at xx. Covid-19 attestation is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.276%   Variance %: 1.27600%   Comment: Update as per xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.27600%   Comment: Update as per xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xxx Variance: 1 Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is incomplete as 1007 rent schedule & Operative income sheet is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. Tape shows full PITIA was included in DTI as current lease was not provided in the loan file which may push DTI to xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40771069	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,902.50	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	35.362%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of xx

2nd county taxes of 2021 have been due in the amount of xx

No prior year delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,094.58 which was applied for due date 5/xx/2022. The current P&I is in the amount of $613.41 and current PITI is in the amount of $1,094.58 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,094.58 which was applied for due date 5/xx/2022. The current P&I is in the amount of $613.41 and current PITI is in the amount of $1,094.58 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx

The covid-19 attestation is available in xx
Loan is not modified since origination.
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note document reflects age of loan as xx months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -10.409%   Variance %: -10.40900%   Comment: The borrower’s income is xx and total expenses are in the amount of xx DTI reflects xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Note document reflects stated remaining term as xx months. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than xx (Lvl 3) "Net operating income reflects xx & annual payments reflect xx & there debt service cover ratio (DSCR) is xx which is less than xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65953620	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,446.92	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.267%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lender xx and recorded on xx for the amount of xx
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of 05/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 04/xx/2022 for the amount of $1626.71(PITI). The monthly P&I is in the amount of $863.43 with an interest rate of 2.7505. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 04/xx/2022 for the amount of $1626.71(PITI). The monthly P&I is in the amount of $863.43 with an interest rate of 2.7505. The current UPB is reflected in PH for the amount of $xxx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
The borrower is working as xx

Update: -
As per the servicing comment dated xx the payment dispute has been noted. The reason for the dispute is not available in the latest servicing comment. No evidence has been found as to whether the dispute has been resolved or not.
The collection comments are available from xx The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: 0.28818% Comment: Original note reflects stated remaining term as xx Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64603994	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,416.45	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	43.522%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
2nd half county taxes of 2022 are due on xx in the amount of xx
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 5/xx/2022, the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $2,875.90 which includes P&I $2,362.79 with the rate of interest 2.875%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xxx
The borrower xx has been working at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx The collection comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 4 Tape Value:xx Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for underwriting xx Subordinate Lien xx Loan Amount xx.   Tape Source: Initial   Tape Type: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 96.500%   Variance: xx   Variance %: xx   Comment: Collateral Value used for underwriting $xxx. Loan Amount xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Note document reflects maturity date as xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal report in loan file reflects property type as 'PUD'. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows CAIVRS search result revealed that borrower defaulted on student loan debt."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xxand its recommendation is “Approve/Eligible” with a DTI of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56862731	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,746.77	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	Yes	817	785	32.359%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments have been found against borrower and property.

The 1st, 2nd, 3rd and 4 the installments of combined taxes for the year of xx have been due on different dates total in the amount of xx	According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,167.57 and PITI is in the amount of $1,556.06. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,167.57 and PITI is in the amount of $1,556.06. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at xx
The loan was originated on 2/xx/2021.The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 32.359%   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The borrower’s income is xx and total expenses are in the amount of xx Hence calculated DTI ratio is xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Note reflects the property address xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx is more than xx calendar days after the consummation date xx
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -xx  Reason for finance charge under disclosure is unknown as the fee itemization is missing."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89694822	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,708.34	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	698	760	45.904%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx with lender, xx. which was recorded on xx
No assignment of mortgage has been found.
There is a junior mortgage active against subject property in the amount of xx which was originated on xx with lender, xx
Property taxes of 2021 are paid on xx in the amount of xx
Payment history as of 5/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $2,078.25 which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate is 3.375% and P&I is $1243.40.	Collections Comments:Current status of the loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $xxx.
No records of post-closing bankruptcy have been found.
No FC action has been noted since loan origination.
No evidence of damage or repair has been found.
As per loan application, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Age of Loan Loan Value: 1 Tape Value: xx Comment: Age of loan is 1 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: DTI is xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance is Cash out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Stated remaining term is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds xx (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is $5,438.66 and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is “Caution ” with a DTI of xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by xx
The below fees were included in the test:

Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed Lender Credits That Cannot Decrease Test LE dated xx reflects the  Non-Specific Lender Credits fee at xx However, CD dated xx reflects the Non-Specific Lender Credits fee at xx . This is a cumulative decrease of $4,300.00 for charges that cannot decrease. COC for decrease in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx over by xx
The below fees were included in the test:

Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows unable to run valid findings on AUS due to expired credit. Mortgage must receive LPA feedback certificate status as completed."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58570226	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$3,000.36	$9,715.80	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.950%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	709	Not Applicable	49.869%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx

There is one prior credit card judgment found against the borrower in the amount xx which was recorded on xx with the favor of “xx”.

1st combined taxes of 2021 have been paid in the amount of xx
2nd combined annual taxes for the year of 2021 are delinquent in the amount of xx till good through dated xx

3rd combined taxes of 2021 have been paid in the amount of xx

County annual taxes of 2022 have been paid in the amount of xx

No prior year delinquent taxes have been found.

According to payment history as of 5/xx/2022, the borrower is currently delinquent for 0 month and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,828.50 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,780.38 and current PITI is in the amount of $2,828.50 with an interest rate of 2.950%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to payment history as of 5/xx/2022, the borrower is currently delinquent for 0 month and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,828.50 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,780.38 and current PITI is in the amount of $2,828.50 with an interest rate of 2.950%. The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx

As per comment dated xx the subject property is occupied by unknown party. No comment pertaining to the damage on the subject property has been observed.

Loan is not modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note reflects age of loan is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio is 59.441%.   Tape Source: Initial   Tape Type: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV ratio is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: xx   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance is No Cash Out.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan closed w/o an appraisal at the time of closing and now PIW is lost. Post close appraisal was ordered and value came at xx Appraisal is subject to removal of 3 stoves located on  2nd, 3rd and basement floor. Cost to cure is xx Loan aged out before repairs could be completed. Elevated for client review."
																																																																																							* Missing Appraisal (Lvl 3) "Valid appraisal report is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38769897	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,159.88	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	144	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	768	Not Applicable	46.832%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx for the amount of xx which was recorded on xx
No assignments have been found.
No active liens and judgments have been found.
Combined annual taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per the payment history as of 05/xx/2022, the borrower is currently making the regular payments and the next due date is 07/xx/2022. Last payment was received on 04/xx/2022 in the amount of $2759.31. Current P&I is $2138.83 and the interest rate of 2.750%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan present status is performing.
As per the payment history as of 05/xx/2022, the borrower is currently making the regular payments and the next due date is 07/xx/2022. Last payment was received on 04/xx/2022 in the amount of $2759.31. Current P&I is $2138.83 and the interest rate of 2.750%. The new UPB is reflected in the amount of $xxx
Currently, the borrower is working at xx
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Update as per xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Update as per xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: 0.79365% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with a PIW. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than xx tolerance test. LE dated xx reflects the sum of section C fees and recording fee at xx However, CD dated xx reflects the sum of section C and recording fee at xx This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30261569	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,422.10	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.800%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	30.971%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx

The chain of assignment has been completed.

There is an active senior/prior mortgage available in the updated title report with the amount of xx in favor of “xx” and which was recorded on xx However, this prior mortgage is showing in schedule-B of final title policy. No recorded copy of release or satisfaction has been found in the updated title report.

According to updated title report on xx there is one active UCC lien open against the subject property in the favor of “xx” in the total amount of xx which was recorded on xx prior from origination date.

Taxes of 2020 have been paid combined in the amount of xx

No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the loan is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 2/xx/2022 in the amount of $1,392.63 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,392.63 and current PITI is in the amount of $1,392.63 with an interest rate of 2.800% The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022, the loan is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 2/xx/2022 in the amount of $1,392.63 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,392.63 and current PITI is in the amount of $1,392.63 with an interest rate of 2.800% The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx

The subject property is owner occupied/ vacant. No comment pertaining to the damage on the subject property has been observed.

Covid-19 attestation is available xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Missing Initial Closing Disclosure
Missing Initial LE
Note
Notice of Servicing Transfer
Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: Collections xx Comment: Changes done as per document. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes done as per document.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changes done as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment: Changes done as per document.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: 1 Variance %: 0.43290% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Original note is missing from loan documents. Also, lost note affidavit is missing from the loan document."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final Closing disclosure is missing from the loan documents."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents"
* Missing Initial LE (Lvl 3)     "Initial application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95734508	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,616.46	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	33.969%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx which was recorded on xx
The chain of assignment has been completed as the subject mortgage is with xx
There is a senior mortgage in the favor of xx in the amount of xx which was recorded on xx
No active judgments or liens have been found.
Taxes of 2021 have paid in the amount of xx	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $3,533.88 and PITI is in the amount of $3,920.42. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $3,533.88 and PITI is in the amount of $3,920.42. The UPB reflected is in the amount of $xxx
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note document reflects age of loan as xx months. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Limited Cash Out (GSE definition)   Variance:    Variance %:    Comment: Final CD reflects purpose of refinance as change in rate term.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Note document reflects stated remaining term as xx months.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated xx reflects the subject property as PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx Tape shows xx was signed by family member and file was missing, missing canceled checks and bank statements to verify mortgage history. Unable to rely on documents in file and unable to calculate xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx Exceeds fees threshold of xx
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33532189	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.850%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	771	Not Applicable	37.159%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx

There is no chain of assignment. Currently the subject loan is with original lender xx However, it should be with xx

Annual county taxes of 2022 have been paid on xx

No prior year delinquent taxes have been found.
There is a real estate tax lien open against the subject property in the favor of “xx” in the total amount of xx which was recorded on xx.
According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $612.2 which was applied for due date 05/xx/2022. The current P&I is in the amount of $380.47 and current PITI is in the amount of $612.20 with an interest rate of 2.850%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing.

According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $612.2 which was applied for due date 05/xx/2022. The current P&I is in the amount of $380.47 and current PITI is in the amount of $612.20 with an interest rate of 2.850%. The current UPB reflected as per the payment history is in the amount of $xx.

Borrower has been working at xx
The subject mortgage originated on xx. However, the Covid-19 attestation document is missing from loan files.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update-
There was no additional changes in Latest Comment.
Collection comments are available from xx The collection comments are missing xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Note document reflects age of loan as xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 56.000%   Variance: 1.500%   Variance %: 1.50000%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 57.500%   Tape Value: 56.000%   Variance: 1.500%   Variance %: 1.50000%   Comment: Collateral Value used for Underwriting: xx Loan Amount: $xxx. LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: 1 Variance %: 0.28653% Comment: Note document reflects stated remaining term as xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD - The related mortgagor has failed to make one or more of the related mortgage loans first three monthly payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56169873	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,495.47	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.650%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	705	711	43.580%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held by xx

The chain of assignment is complete. The last assignment is with “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,649.33 with interest rate 2.650 % which was applied for the due date 5/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,649.33 with interest rate 2.650 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xxx
No foreclosure and bankruptcy evidence has been found.
The borrower is working at xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan reflects xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per final 1003 purpose of refinance reflects no cash-out.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: 0.43103% Comment: Stated remaining term reflects xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails compliance ease delivery and timing test initial LE dated xx and initial application dated xx However, delivery date is xx and document tracker proving the delivery of initial LE within 3 business days is missing from the loan documents."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan failed the RESPA timing test because the LE, Settlement services provider list and the Homeownership counseling organization disclosure were issued 4 days after initial application date. Initial loan application date is xx and the documents are dated xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed SSPL document date test. Loan originator received initial application on xx however SSPL document date is xx which is more than 3 business days from the initial application date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase xx tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows missing SE P&L to verify income. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx		Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58941879	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$9,348.50	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	39.883%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx with lender, xx which was recorded on xx No assignment of mortgage has been found. There is an HOA judgment (Contract Dispute) active against subject property in the amount of xx which was filed by xx There are 2 prior civil judgments active against borrower, xx in the total amount of xx which was filed by xx ASE on xx Property taxes of 2022 are paid on xx in the amount of xx	Payment history as of 5/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $2584.97 which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate is 2.5% and P&I is $1720.32.	Collections Comments:According to collection comments as of 5/xx/2022, the loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $2584.97. No FC action has been found since loan origination. No evidence of damage or repair has been found. No records of post-closing bankruptcy have been found. As per loan application, the borrower is working at xx. Covid 19 attestation document is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: $xxx. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 85.430%   Tape Value: 85.431%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: 0.59523% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test: Closing Protection Letter paid by Borrower: xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan over 180 days funded. Further details not provided."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76657030	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,851.75	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	766	787	35.773%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

There is no chain of assignment as the subject mortgage is with the original lender xx

There are two prior  civil judgments active against borrower “xx” in the favor of different plaintiffs which were recorded on different dates total in the amount of xx

There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $2,613.81 and PITI is in the amount of $2,613.81. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $2,613.81 and PITI is in the amount of $2,613.81. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx Point Dr   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects the property address as xx xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Final Application reflects purpose of refinance as cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The Appraisal dated xx reflects the subject property as a PUD. Mortgage notarized on xx contains a PUD rider. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows HPML DV issue - note signing too soon."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18955131	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,905.68	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.950%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	Yes	697	Not Applicable	26.245%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

There is no chain of assignment as the subject mortgage is with the original lender xx

There is a prior civil judgment active against borrower “xx” in the favor of “xx” which was recorded on xx in the amount of xx

There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,094.41 and PITI is in the amount of $1,785.66. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,094.41 and PITI is in the amount of $1,785.66. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at xx
The loan was originated on xx

Update-
There was no additional changes in Latest Comment.
Collection comments are available from xx The collection comments are missing xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: The Note reflects the Age of loan as xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: The Note signed on xx reflects the property address as xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: 1   Variance %: 0.28735%   Comment: The Note reflects the Stated Remaining Term as xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Appraisal report reflect Subject Property type as xxx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase xx tolerance test. Loan estimate dated xx reflects Appraisal Fee at xx However, final CD dated xx reflects Appraisal Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the mortgage is not eligible for an appraisal waiver."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91496451	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$26,187.48	02/xx/2024	Unavailable	No	TitleIssue	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.950%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	776	Not Applicable	32.008%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx. for the amount of xx
No assignments have been found. Currently, the assignment is with the original lender “xx”.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021-2022 have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to latest payment history as of 4/xx/2022, the borrower is current with the loan and the next due date is 7/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,520.65 which was applied for the due date 6/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,520.65 and the interest rate is 2.950%.	Collections Comments:The loan is currently in the foreclosure and the next due date is 7/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,520.65 which was applied for the due date 6/xx/2022. The unpaid principal balance is reflected in the amount of $xxx The current P&I is $1,520.65 and the interest rate is 2.950%. The loan has not been modified. As per the comment dated 2/xx/2022, the foreclosure was initiated and proceeds with the foreclosure sale. However, the foreclosure was placed on hold due to title claim. No further details have been found. The borrower did not file bankruptcy. The subject property occupancy is unable to be determined. As per the comment dated 8/xx/2021, the reason for default is excessive obligation. No comment pertaining to the damage on the subject property has been observed.
Currently, the borrower’s employment details are unable to be determined.
The covid-19 attestation is located at xx

Update-

There was no additional changes in Latest Comment.
Collection comments are available from xx. The collection comments are missing xx
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated. However, the foreclosure was placed on hold due to title claim. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Legal Status Loan Value: Foreclosure Tape Value: Collections xx Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape data shows Lender require MI - No, but it is automatically mark not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape data shows stated remaining term as xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of xx Reason for finance charge under disclosure is unknown as the fee itemization is missing."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is over xx days funded."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92777845	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,685.84	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	703	794	42.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx

The chain of assignment has been completed.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.
1st combined taxes of 2021 have been paid in the amount of xx
According to the payment history as of 4/xx/2022, the loan is currently performing and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $991.91 which was applied for due date as 4/xx/2022. The current P&I is in the amount of $825.04 and current PITI is in the amount of $991.91 with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 4/xx/2022, the loan is currently performing and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $991.91 which was applied for due date as 4/xx/2022. The current P&I is in the amount of $825.04 and current PITI is in the amount of $991.91 with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of $xxx

No comment pertaining to the damage on the subject property has been observed.

As per final application, the borrower xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is fair and servicing rating meets expectation.

The loan was originated on xx. Covid-19 attestation is available at xx.

Update-

There was no additional changes in Latest Comment.
Collection comments are available from xx The collection comments are missing xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: Update as per final 1003.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Update as per xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV xx   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Update as per xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: 1 Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is over xx days funded."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91431189	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,608.81	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	24.683%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx The chain of assignment has been completed. Currently, the assignment is with xx. No active judgments or liens have been found. 1st, 2nd, 3rd and 4th combined taxes of 2023 have been due in the amount of xx Annual utility charges for xx have been delinquent on xx in the amount of xx and they are good through xx According to the updated title report, there is one subordinate mortgage recorded on xx in the amount of xx with the lender of xx. The subject mortgage is open as consolidated mortgage type and borrower pay off his other debts.	According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $2,776.13 which was applied for due date 05/xx/2022. The current P&I is in the amount of $2,024.88 and current PITI is in the amount of $2,776.13 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx. Borrower will pay remaining balance as per deferral agreement.	Collections Comments:Borrower is performing. According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $2,776.13 which was applied for due date 05/xx/2022. The current P&I is in the amount of $2,024.88 and current PITI is in the amount of $2,776.13 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xxx Borrower has been working at xx Covid-19 attestation document is available at xx According to collection comment dated xx property is located in FEMA disaster area. As per comment dated xx the reason for default is excessive obligation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI Not applicable LTV Within xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 46.970%   Variance: xx   Variance %: xx   Comment: Original CLTV Ration is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xx Variance: xxx Variance %: xx Comment: Started remaining term xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase xx tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at xx Loan estimate dated xx reflects Transfer Taxes fee at xx However, CD dated xx reflects Transfer Taxes at xx This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan was funded over xx days."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28379080	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,464.81	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	776	Not Applicable	21.711%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx

There is no chain of assignment as the subject mortgage is with the original lender xx

No active judgments or liens have been found against the borrower.
1st and 2nd installment county taxes of 2021 have been paid on xx in the amount of xx
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $744.13 and PITI is in the amount of $1,072.38. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $744.13 and PITI is in the amount of $1,072.38. The UPB reflected as per the payment history is in the amount of $xxx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is owner of the xx
The loan was originated on xx The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Borrower Income : xx Monthly Expenses : xx DTI : xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Mortgage insurance is not required. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than xx (Lvl 3) "The net operating income is xx and annual payments (Debt Service) are xx and their debt service cover ratio (DSCR) is 0.64 which is less than 1."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan had an EPD. As per Payment history Payment string for last xx months is xx Borrower was delinquent on his 3rd payment."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58822581	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,070.89	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	773	Not Applicable	40.060%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx
The chain of assignment has not been completed as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of 2021 have paid in the amount of xx	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $872.81 and PITI is in the amount of $1,215.25. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $872.81 and PITI is in the amount of $1,215.25. The UPB reflected is in the amount of $xxx
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per review. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L required MI is automatically not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per Note property address is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per review. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows LTV exceeds the maximum limit of xx for investment properties when the state is FL."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88710966	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,451.55	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	754	Not Applicable	49.781%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
No assignments have been found. Currently, the assignment is with the original lender “xx”.
No active liens and judgments have been found against the borrower and subject property.
County taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.

According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 7/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,708.89 which was applied for the due date 6/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,837.09 and the interest rate is 2.750%.	Collections Comments:The loan is currently in the performing and the next due date is 7/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,708.89 which was applied for the due date 6/xx/2022. The unpaid principal balance is reflected in the amount of $xxx The current P&I is $1,837.09 and the interest rate is 2.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 9/xx/2021, the subject property is located in FEMA disaster area due to hurricane which was declared on 8/xx/2021. As per the comment dated 11/xx/2021, the subject property occupancy is unknown occupied. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx
The covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xxx Variance %: 0.28818% Comment: Updated stated remaining term is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "TILA foreclosure rescission finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -xx Reason for finance charge under disclosure is unknown as the Fee Itemization is missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows self-employed and individual tax returns missing and resulted in a revised income of xx and a revised DTI could not be calculated. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is “Accept/Eligible” with a DTI of xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27359492	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$391.80	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	731	Not Applicable	23.890%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx

The chain of assignment has been completed.

No active judgments or liens have been found.

1st combined taxes of 2021 have been due in the amount of xx

2nd combined taxes of 2021 have been paid in the amount of xx

No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $405.90 which was applied for due date 5/xx/2022. The current P&I is in the amount of $266.02 and current PITI is in the amount of $405.02 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022,  the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $405.90 which was applied for due date 5/xx/2022. The current P&I is in the amount of $266.02 and current PITI is in the amount of $405.02 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower Uchenna Ugeh is working at xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan was originated on xx

Update-
There was no additional changes in Latest Comment.
Collection comments are available from xx The collection comments are missing xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Stated remaining term as xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD - The related Mortgagor has failed to make one or more of the related mortgage loans first three monthly payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62607957	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,842.14	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	26.715%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender xx

No active judgments or liens have been found against the borrower.
2nd installment combined taxes of xx
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 6/xx/2022 and the next due date for payment is 7/xx/2022. The P&I is in the amount of $837.92 and PITI is in the amount of $1,374.30. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 6/xx/2022 and the next due date for payment is 7/xx/2022. The P&I is in the amount of $837.92 and PITI is in the amount of $1,374.30. The UPB reflected as per the payment history is in the amount of $xxx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx
The loan was originated on xx

Update:
As per comment dated xx the borrower was received the insurance claim check. The comment dated xx states that the final loss draft disbursed which is less than $xx.
Collection comments history is available from xx. The collection comment history is missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per seller tape Age of Loan is xx however as per Note Age of Loan is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Seller tape shows lender require MI No, automatically mark as not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xxx   Comment: Seller tape shows CLTV xx Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Seller tape shows LTV xx Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Seller tape shows Stated Remaining term xx however, As per Note Stated Remaining term is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows comparables are significantly different from the subject property as Comparable sale(s) one, two, and three were considered inappropriate as they were in a neighborhood of higher values without adequate explanation as to why the comparable(s) were used. MLS data identified sales within subject neighborhood which supported lower value. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than xx tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at xx However, CD dated xx reflects the sum of Section C and Recording fee at xx This is a cumulative increase of xx for charges that in total cannot increase more than xx test. COC for increase in fee is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79384334	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,878.90	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.650%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	781	794	22.092%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx

No active judgments or liens have been found.

1st combined taxes of 2022 have been paid in the amount of xx

2nd combined taxes of 2022 have been due in the amount of xx

No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,886.42 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,628.56 and current PITI is in the amount $1,886.42 with an interest rate of 3.650%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,886.42 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,628.56 and current PITI is in the amount $1,886.42 with an interest rate of 3.650%. The current UPB reflected as per the payment history is in the amount of $xxx

The loan was originated on xx However, covid-19 attestation is unavailable.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Age of Loan Loan Value: xx Tape Value:xx Comment: Changed. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment: Borrower income : xx Monthly Expenses : xx DTI: xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance not required.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Value: xxx Variance: xx Variance %: xx Comment: Changed. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Subject loan approved with loan originator who is on the xx exclusionary list. Tape confirms that LO was on the list. Further details not provided. Elevated for client review."	* Missing Initial 1003_Application (Lvl 3) "Missing Initial Application dated xx signed by the Loan Originator."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84165883	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$26,433.09	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	40.195%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of xx

2nd combined taxes of 2021 have been paid in the amount of xx

No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 5/xx/2022 in the amount of $8,200.79 which was applied for due date 5/xx/2022. The current P&I is in the amount of $5,822.48 and current PITI is in the amount $8,200.79 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 5/xx/2022 in the amount of $8,200.79 which was applied for due date 5/xx/2022. The current P&I is in the amount of $5,822.48 and current PITI is in the amount $8,200.79 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.

The loan was originated on xx However, covid-19 attestation is available at xx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Borrower has been working at xx

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value:xx Comment: Age of loan is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The borrower’s income is xx and total expenses are in the amount of xx So calculated DTI ratio is xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Stated remaining term is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows investor did not accept the VVOE for borrower. No further details are provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80803745	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,825.55	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	789	Not Applicable	10.615%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx
There are prior credit card judgments and junior mortgage.
The prior credit card judgments are in the total amount of xx recorded on different dates both are in the favor of xx
The junior mortgage was originated on xx
Annual county taxes for the year 2021 have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 04/xx/2022 for the amount of $3957.26(PITI). The monthly P&I is in the amount of $2386.02 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 04/xx/2022 for the amount of $3957.26(PITI). The monthly P&I is in the amount of $2386.02 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xxx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is managing director of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: As per Tape data, age of loan is xx However it reflects xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data, Lender required MI certificate.However Final Application reflects MI certificate doesn't required.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xxx Variance: xx Variance %: xx Comment: As per Tape data, Stated Remaining term of loan is xx months. However it reflects xx months. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects MERS fee at $12.00. However, CD dated xx reflects MERS fee at xx This is an increase in fee of +$12.95 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects CLTV of xx exceeds the maximum of xx for Second Home properties when State is FL and Project Type is Q."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61450123	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,581.81	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	35.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender xx

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx	According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $1,094.77 and PITI is in the amount of $1,417.98. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $1,094.77 and PITI is in the amount of $1,417.98. The UPB reflected as per the payment history is in the amount of $xxx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx
The loan was originated on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value:xx Comment: seller shows age of loan is xx However, it is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance is not required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: seller tape data shows CLTV as xx However, calculated CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: seller tape data shows LTV as xx However calculated LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: seller tape data shows property address as xx. However, xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: 1 Variance %: xx Comment: Stated remaining term per seller tape data is xx However, it is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds fees threshold of xx over by xx
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase xx tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at xx However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by xx
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject approved at xx Seller tape reflects large deposit of xx was not documented and reserves were short. xx"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82635072	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$792.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	753	Not Applicable	37.035%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated xx
The chain of assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
1st installment taxes of 2021 have paid in the amount of xx
2nd installment taxes of 2021 are due in the amount of xx	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 6/xx/2022 and the next due date for the payment is 7/xx/2022. The P&I is in the amount of $317.48 and PITI is in the amount of $469.54. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 6/xx/2022, the borrower is current with the loan and the last payment was received on 6/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $317.48 and PITI is in the amount of $469.54. The UPB reflected is in the amount of $xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: Collections xx Comment: As per review. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance is not required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -0.00100%   Comment: Seller tape data shows CLTV ratio as xx However it is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: As per tape data LTV is xx However, calculated LTV value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape data shows stated remaining term as xx However, it is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: xx Tape Value: PUD Variance: Variance %: Comment: tape data shows property type as PUD. However it is xxx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per tape the subject loan was closed as a PUD but it is a condominium. As per Appraisal subject property is Condo."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79319463	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,161.12	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	776	769	39.136%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx

There is no chain of assignment. Currently the subject loan is with original lender xx

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of xx

No prior year delinquent taxes have been found.
According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $1,418.01 which was applied for due date 5/xx/2022. The current P&I is in the amount of $3,804.81 and current PITI is in the amount of $3,804.81 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:Borrower is performing.

According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $1,418.01 which was applied for due date 5/xx/2022. The current P&I is in the amount of $3,804.81 and current PITI is in the amount of $3,804.81 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xxx

The loan was originated on xx However, covid-19 attestation is missing from the loan file.

Borrower has been working at xx

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 7.000%   Variance %: xx   Comment: Collateral value used for Underwriting: xx Amount of Secondary Lien(s):$0. Loan Amount: xx CLTV = 80.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 7.000%   Variance %: xx   Comment: Collateral value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx  Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xxx  Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Stated Remaining term is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Subject property type is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage points and fees test due to fees charged xx exceeds fees threshold of xx
The below fees were included in the test:
MERS Registration Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30591781	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,847.14	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	742	Not Applicable	49.589%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender xx However, it should be with xx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount of $1,578.99 and PITI is in the amount of $1,862.18. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount of $1,578.99 and PITI is in the amount of $1,862.18. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner-occupied.
As per the 1003 document the borrower is working as xx

"Update: There is no additional changes in the latest servicing comments. Collection comments history is available from xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: xx Tape Source: Initial Tape Type:
																																																																																				Field: Occupancy at Origination xx Loan Value: xx Tape Value: Investor Variance: Variance %: Comment: Subject loan is Secondary. Tape Source: xx Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows FMV not updated. Correct FMV should have been xx which makes LTV xx for Cash Out and AUS ineligible."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of xx		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86482703	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	690	46.200%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignment is completed.
There is one UCC judgment open against the borrower in the favor of xx. which was recorded on xx The amount of this judgment is not mentioned.
There is an active mortgage against the subject property in the amount of xx in the favor of xx
The subject mortgage which was recorded on xx was subordinated (xx) with above said mortgage. Hence, the subject mortgage is at first lien position.
According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022.The last payment was received on 5/xx/2022 in the amount of $4,455.98 which was applied for due date of 5/xx/2022. The current P&I is in the amount of $3,304.09 and current PITI is in the amount of $4,455.98 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.
According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022.The last payment was received on 5/xx/2022 in the amount of $4,455.98 which was applied for due date of 5/xx/2022. The current P&I is in the amount of $3,304.09 and current PITI is in the amount of $4,455.98 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xxx
No evidence has been found regarding the foreclosure, damage and covid -19.
As per final application, the borrower is retired and  received xxx Income.
Covid-19 attestation document is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.059%   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xxx Tape Value: xx Variance: xxx Variance %: 0.28571% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "moderate" since this loan failed the initial loan estimate delivery date test (from application) due to the initial loan estimate delivery date xx is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $9,928.19 on final CD dated xx There is a total fee increased of xx for a non-shoppable fee which exceeded the xx tolerance for non-shoppable fees.

2. This loan failed the lender credit that cannot decrease test. Missing a valid COC for a non-specific lender credit decreased in the amount of xx on the final CD dated xx

3. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for the total fees increased of xx on the final CD dated xx
* Loan does not conform to program guidelines (Lvl 3)     "Provided seller’s tape shows an alert that there is an issue with AUS. DU recommendation of "Approve/Ineligible" is not eligible for agency delivery."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS/DU is missing from the loan file to confirm its recommendation."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services providers list (SSPL) disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and the total expenses are in the amount of xx and the loan was underwritten by AUS/DU xx & its recommendation is “Approve/Ineligible.” However, the final AUS/DU is missing from the loan file to confirm its recommendation. Provided copy of xx is not a final one."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26835738	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,729.98	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	38.879%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignment is completed as the subject mortgage is currently assigned to xx
First combined tax of year 2021 has been paid in the amount of xx
Second combined tax of year 2021 has been paid in the amount of xx
No active liens and judgments have been found.

No prior year delinquent taxes have been found.

According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022.The last payment was received on 5/xx/2022 in the amount of $984.75 which was applied for due date of 6/xx/2022. The current P&I is in the amount of $551.95 and current PITI is in the amount of $984.75 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:According to servicing comments, the loan is in performing.
According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022.The last payment was received on 5/xx/2022 in the amount of $984.75 which was applied for due date of 6/xx/2022. The current P&I is in the amount of $551.95 and current PITI is in the amount of $984.75 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xxx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure, damage.
As per final application, borrower is working as xx.
Covid-19 attestation document is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value:xxx Tape Value: xx Variance: xx Variance %: xx Comment: Note document reflects maturity date as xx Tape Source: Initial Tape Type: xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that use of adjustment to the comparable sales with respect to subject property was not done adequately. Also, the property value not supporting. Appraiser did not provide any adequate explanation as to why the comparable(s) were used. Elevated for client review."	* Missing proof of hazard insurance (Lvl 3) "Proof of hazard insurance is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39136715	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,309.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	741	701	47.482%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx the subject mortgage was originated on xx
No assignment has been found. The subject mortgage is with the lender MERS as nominee for xx
The annual county taxes for the year of 2021 have been paid in the amount of xx
The annual city taxes for the year of 2021 have been paid in the amount of xx
There is an active mortgage against the subject property in the amount of xx which was recorded on xx in favor of xx The subject mortgage which was recorded on xx was subordinated (xx) with above said mortgage.
No prior year’s delinquent taxes have been found.
No active judgments or liens have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,170.80. The current P&I is $706.26 & PITI is $1,170.80. The stated current rate is 2.750%. The UPB amount is $xx.	Collections Comments:The loan is currently in performing.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,170.80. The current P&I is $706.26 & PITI is $1,170.80. The stated current rate is 2.750%. The UPB amount is $xxx
As per 1003, borrower is the owner of xxx for 155 months.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The loan was originated on xx
The property is in good condition.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from xx The collection comment history is missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 61.000%   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43476061	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,313.81	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	778	Not Applicable	39.634%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx

The chain of assignment has been completed

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of xx

No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $768.28 which was applied for due date 5/xx/2022. The current P&I is in the amount of $560.55 and current PITI is in the amount of $768.28 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $768.28 which was applied for due date 5/xx/2022. The current P&I is in the amount of $560.55 and current PITI is in the amount of $768.28 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from xx. The collection comment history is missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changes as per collection comment.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial closing disclosure delivery date test failed due to initial closing disclosure dated xx and borrower signed on xx which is less than 3 business days from the consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase xx tolerance test. Loan estimate dated xx reflects MERS fee at xx However, CD dated xx reflects MERS fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available at xx however, COC is not getting tested due to loan failing TRID delivery and timing test.

																																																																																							Loan failed Lender Credits That Cannot Decrease Test. Revised loan estimate dated xx reflects lender credit fee at xx However, CD dated xx reflects Lender credit fee at xx This is an decrease in fee of xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87557809	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,031.49	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	807	774	12.103%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx

No assignments found
No active judgments or liens have been found.

1st county taxes of 2022 have been paid in the amount of xx
2nd county taxes of 2022 have been due in the amount of xx
No prior year delinquent taxes have been found.

According to the payment history as of 5/xx/2022, the loan is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 4/xx/2022 in the amount of $4,025.18 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,392.22 and current PITI is in the amount $2,012.59 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 5/xx/2022, the loan is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 4/xx/2022 in the amount of $4,025.18 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,392.22 and current PITI is in the amount $2,012.59 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xxx

Borrower has been working at xx

According to collection comment property is affected by FEMA disaster with dated on xx

The loan was originated on xx However, covid-19 attestation is available from the loan file located at xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 12.103%   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Tape data shows as 19.713% and as per calculation it is 12.103%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance not require.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Tape data shows CLTV as 43.334% and as per calculation it is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Tape data shows LTV as 43.334% and as per calculation it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74003522	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,333.60	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	814	818	35.592%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx
There is junior mortgage active in the favor of xx in the amount of xx
2nd half county taxes of 2021 are due on xx
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 5/xx/2022, the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $2,832.94 which includes P&I $2,348.57 with the rate of interest 3.125%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xxx
The borrower xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value:xx Comment: As per Tape data ,age of loan is xx it reflects xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The borrower’s income is xx and total expenses are in the amount of xx So calculated DTI ratio is xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per Tape data ,Stated Remaining term of loan is 351 months.However it reflects xx months. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is hand signed by the borrower. However, date is not mentioned."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved at xx However, tape shows LPA does not reflect subordinate lien and LSA shows subordinate Lien in the amount of xx and unfortunately the CLTV on this loan is xx We do not have appraisal in file and the max HCLTV for PIW/ACE is xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10488175	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,106.98	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	726	707	29.938%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx

The chain of mortgage assignment is complete. Currently, the mortgage assignment is with xx
No active judgments or liens have been found against the subject property and borrower.

1st installment of county taxes for the year 2021 has been paid off in the amount of xx

2nd installment of county taxes for year 2021 was due on xx in the amount of xx

No prior year delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is currently performing with the loan. Last payment was received on 5/xx/2022 which was applied to 6/xx/2022. The next due date for payment is 7/xx/2022. The P&I is in the amount $2,008.25 with an interest rate as per payment history is 2.625%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of 5/xx/2022, the borrower is currently performing with the loan. Last payment was received on 5/xx/2022 which was applied to 6/xx/2022. The next due date for payment is 7/xx/2022. The P&I is in the amount $2,008.25 with an interest rate as per payment history is 2.625%. The current UPB reflected is in the amount of $xxx

The covid-19 attestation located xx.

As per final application, the borrower xx

No comments have been found regarding the borrower’s income impacted due to covid-19.

The subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Borrower DTI ratio is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status of the loan is performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is 58.82%   Tape Source: Initial   Tape Type: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (OLTV) is 58.824%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx  Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Stated remaining term is xx Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11857237	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,091.10	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	789	814	29.515%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history seller’s tape as of 04/xx/2022, the borrower is current with the loan. The last payment date is unable to be determined. The next due date for payment is 05/xx/2022. The borrower pays the P&I in the amount of $780.11 with an interest rate of 2.990%. The current UPB reflected is in the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history seller’s tape as of 04/xx/2022, the borrower is current with the loan. The next due date for payment is 05/xx/2022. The current UPB reflected is in the amount of xxx. No evidence has been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx. The covid-19 attestation is located at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is less than 3 business days from consummation date."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan should have maximum LTV of xx However, the loan closed with xx and is not owned by Freddie."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99123039	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,646.42	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	795	Unavailable	15.374%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held by xx.

The chain of assignment is complete. The last assignment is with xx

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date isxx The last payment was received on xxin the amount of xx with interest rate 2.750 % which was applied for the due date xx The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with interest rate 2.750 % which was applied for the due date xx The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx Covid-19 attestation is available in the loan file located at "xx''.
The borrower is working at xx
According to the collection comments, xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: xx xx Comment: Age of loan reflects 10. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per final 1003 purpose of refinance reflects no cash-out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance xx Comment: Stated remaining term reflects xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. Signed PIW disclosure is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan fails compliance ease delivery and timing test initial CD dated xx and initial application dated xx However, delivery date is xx and document tracker proving the delivery of initial CD within 3 business days is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance ease delivery and timing test initial LE dated xx and initial application dated xx However, delivery date is xx and document tracker proving the delivery of initial LE within 3 business days is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx

Loan failed charges that cannot decrease test. Initial LE dated xx reflects non-specific lender credit at xx However, final CD dated xx reflects non-specific lender credit at xx This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Credit score not provided (Lvl 3) "Borrower 2 credit scores are not available in loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93552619	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,347.85	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	770	Not Applicable	40.211%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for

The chain of assignment has been completed.

No active judgments or liens have been found.

No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:Borrower is performing.

According to the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per final application, xx

xx

There is no indication of post-closing bankruptcy or foreclosure proceedings
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Changed. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Does Lender xx Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Changed. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial Loan Estimate is dated xx and electronically signed on xx which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of Initial LE."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase xx tolerance test and charges that in total cannot increase more than xx tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91507277	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	No	Not Applicable	First	$0.00	$1,947.80	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	763	Not Applicable	23.116%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for

The chain of assignment has been completed. Currently, the assignment is

No active judgments or liens have been found.

There was one junior mortgage found against the subject property originated on xx in the favor xxin the amount of xx which was recorded on xx with the Instrument xx

xx.

No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of $1,133.30 and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per tape data, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
xxyears.

Loan is not modified since origination.
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: xx Comment: As per tape data, age of loan is xx However it reflects xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is "Performing".   Tape Source: Initial   Tape Type:
Field: Does Lender xx Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Home improvement   Variance:    Variance %:    Comment: Purpose of refinance is cash out-other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Updated as per Final CD .   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per tape data, Stated remaining term of loan is xx months. However it reflects xx months. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows LP incomplete. The mortgage is not eligible for an appraisal waiver. xx. Further details have not been found."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54478586	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,727.10	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Investor	Yes	Yes	No	765	790	36.016%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx, the subject mortgage was originated on xx which is held by xx” In the amount of xx and this was recorded on xx
No assignment has been found. The subject mortgage is with the lender xx
The annual county taxes for the year of xx have been paid in the amount of xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.

According to payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is xx The UPB amount is xx	Collections Comments:The loan is currently in performing.
According to payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is xx The UPB amount is xx

The property is in good condition.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.

Update:
There is no additional changes in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 58.096%   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Limited Cash Out (GSE definition)   Variance:    Variance %:    Comment: Final application reflects purpose of refinance per application as change in rate/term.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original note reflects stated remaining term as xx Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments (Debt Service) is xx and there debt service cover ratio (DSCR) is xx which is less than 1."
																																																																																							* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40288743	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$829.39	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	762	38.311%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

xx

No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per final application, the borrower xx is working at xx as a president for years.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 2 Tape Value: xx Comment: Note document reflects as xx months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The borrower’s income was xx and total expenses are in the amount of xx DTI reflects xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Appraisal document reflects appraised value as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien: $0.00. Loan amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Loan amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Note document reflects stated remaining term as xxmonths. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per tape LTV miscalculated due to wrong Appraisal value was considered. LTV will be xx with correct appraisal value. Using correct appraised value the maximum LTV permitted by the agencies is xx for cash out & the maximum loan amount would be xx for both
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2501086	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,546.18	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	751	779	43.315%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
No assignments found.
No active judgments or liens have been found.

xx
No prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 2.6250%. The current UPB reflected as per the payment history is in the amount of xx
Collections Comments:
According to servicing comments, the loan is in performing.

According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx
The loan was originated on xx. However, covid-19 attestation is available from the loan file located at xxx

Borrower has been working at xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.
Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: 13 |---| -1 |----| -xx Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: 43.195%   Variance: 0.120%   Variance %: 0.12000%   Comment: DTI is 43.315%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance:xxVariance %: 0.28818% Comment: Stated remaining term is 348. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI 43.315% as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx Page #xx and its recommendation is Accept with a DTI of 43.00%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11685816	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,734.82	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	718	Not Applicable	41.100%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee xx

The chain of assignment has been incomplete. Currently, the assignment xx which was recorded on xx. It should be with xx

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount xx

2nd county taxes of 2021 have been due in the amount xx

No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per final application, xx

As per comment dated xx, the subject property is unknown occupied. No comment pertaining to the damage on the subject property has been observed.

The covid-19 attestation is available in the loan file which is located at xxx.

Loan is not modified since origination.
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -xx Comment: Seller tape shows Age of the loan is 12 ,As per Note is 10. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current Legal status is Performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 3.000%   Variance %: 3.00000%   Comment: C Seller tape shows CLTV xx Collateral value used for Underwriting: xx Amount of Secondary Lien(s):$0. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 72.000%   Variance: 3.000%   Variance %: 3.00000%   Comment: Seller tape shows LTV xx Collateral value used for Underwriting: xx Amount of Secondary Lien(s):$0. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 350 Tape Value: 349 Variance: 1 Variance %: 0.28653% Comment: Seller tape shows stated remaining term is 349 as per Note is 350. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. The borrower's first payment was delinquent for 30 days. PH string are xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98317894	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,998.78	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	735	Not Applicable	25.806%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx, the subject mortgage was originated on xx which is held xxIn the amount of xx and this was recorded on xx. No assignment has been found. The subject mortgage is with the xx There is state tax lien found prior to subject mortgage against the xxin the amount of xx in the favor of xx which was recorded on xx There is state tax lien found xx in the amount of xx in favor xx which was recorded on xx. The 1st installment county taxes for the year of 2021 have been paid in the amount of xx The 2nd installment county taxes for the year of 2021 have been due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is xx The UPB amount is xx	Collections Comments:The loan is currently in performing. According to payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is xx The UPB amount is xx As per xx. The loan was originated on xx and covid-19 attestation xxx. There is no post-origination bankruptcy record. No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments. The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 172 Tape Value: 171 Variance: 1 Variance %: 0.58479% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to missing of initial closing disclosure from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67172891	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,574.84	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	604	Not Applicable	40.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is withxx

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of xx

2nd county taxes of 2021 have been due in the amount of xx

No prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in performing.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

xx

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance %: 1.68800%   Comment: Original standard LTV(OLTV) as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 357 Tape Value: 356 Variance: 1 Variance %: 0.28089% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines
Subject loan is FHA purchase tape shows manual underwriting required due to total case rescored as refer.xx
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21612628	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,403.58	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	735	31.380%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx, the subject mortgage was originated on xx which is held by xx” In the amount of xx and this was recorded on xx.
No assignment has been found. The subject mortgage is with the lender xx
The annual county taxes for the year of 2021 have been paid in the amount of xx
No prior year’s delinquent taxes have been found.
No active judgments or liens have been found.	According to payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is xx The UPB amount is xx	Collections Comments:The loan is currently in performing.
According to payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is xx The UPB amount is xx
As per 1003, borrower is working at xx
The loan was originated on xx and covid-19 attestation is located at xxx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: Collateral Value used for underwriting xx Secondary Lien $000.00. Loan Amount xx xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 78.000%   Variance: 1.998%   Variance %: 1.99800%   Comment: Collateral Value used for underwriting xx Loan Amount xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 349 Tape Value: 348 Variance: 1 Variance %: 0.28735% Comment: Note document reflects maturity date as xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94672106	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,755.49	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	725	731	36.270%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx its successors and assigns.

There is one abstract of support judgment (civil judgment) open against the borrower in the amount of xx with xx which was recorded on xx

1st combined taxes of 2022 have been paid in the amount xx

2nd combined taxes of 2022 have been paid in the amount xx

No prior year delinquent taxes have been found.
According to payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in performing.

According to payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per final application, the borrowexx

The loan originated on xx Covid-19 attestation is located at xxx.

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Update:
There is no additional changes in the latest servicing comments.xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Age of loan reflects 13. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.722%   Tape Value: 79.723%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting:xxCLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 79.723%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per final 1003 purpose of refinance reflects no cash-out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 347 Tape Value: 346 Variance: 1 Variance %: 0.28901% Comment: Stated remaining term reflects 347. Tape Source: Initial Tape Type:	3: Curable		* Missing Appraisal (Lvl 3) "Provided LP shows that an appraisal report is not required for the loan and it has been waived; however, there is no copy of PIW in the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17810389	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,306.01	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	40.287%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. The chain of assignment has been completed. Currently, the assignment is with xx. No active judgments or liens have been found. 1st combined taxes of 2022 have been paid in the amount of xx on xx 2nd school taxes of 2021 have been paid in the amount of xx on xx No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of $ xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The borrower is performing.
According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of $ xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx
  As per comment dated xx, the reason for default was excessive obligation.

According to collection comment property is xx
There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx to xx The collection comments are missing from xx to xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 57 Tape Value: 59 |---| -2 |----| -3.38983% Comment: Age of loan is 57. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 90.000%   Variance: 2.500%   Variance %: 2.50000%   Comment: Collateral value used for Underwriting: xx Amount of Secondary Lien(s):$0. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 2.500%   Variance %: xx   Comment: Collateral value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 303 Tape Value: 302 Variance: 1 Variance %: 0.33112% Comment: Stated Remaining Term is 303. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $$14,853.68 exceeds fees threshold of $13,174.36 over by +$1,679.32. The below fees were included in the test: Commitment Fee paid by Borrower: xx Mortgage Broker Fee (Indirect) $12,184.56 Points - Loan Discount Fee paid by Borrower: $1,732.42"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot decrease test. Revised CD dated xx reflects non-specific lender credit at $496.00. However, Final CD dated xx reflects non-specific lender credit at $0.00. This is decrease of +$496.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents.    Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 5/xx/2017 reflects Credit Report Fee at $450.00. However, CD dated xx reflects Credit Report Fee at $552.16. This is an increase in fee of $102.16 for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested.  Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects Recording fee at $397.00. However, CD dated 6/xx/2017 reflects the Recording fee at $700.00. This is a cumulative increase of +$263.30 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE QM points and fees test due to fees charged $14,853.68 exceeds fees threshold of $13,174.36 over by +$1,679.32.  The below fees were included in the test: Commitment Fee paid by Borrower: $936.70 Mortgage Broker Fee (Indirect) $12,184.56 Points - Loan Discount Fee paid by Borrower: $1,732.42"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is not eligible for sale to Freddie mac as the loan does not have MI coverage which is required as per guidelines."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40%. Tape shows income misrepresentation may push DTI higher. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34113867	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,115.51	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	779	706	22.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded xx in the amount of $ xx with lender MERS as for xx.
The chain of assignment is completed as the subject mortgage is currently assigned to xx.
Annual combined tax of the year 2021 has been paid in the amount of xx
There is one junior mortgage open against the subject property in the favor of in the amount of xx and recorded on xx
No active liens and judgments have been found.
No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx.The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:According to servicing comments, the loan is in performing.
According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx.The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx
No evidence has been found regarding the foreclosure, damage.
As per final application, borrower is working as axx
Covid-19 attestation document is located at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 56.222%   Tape Value: 56.223%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for xx Amount of Secondary Lien(s):$0. Loan xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for xx Loan xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 351 Tape Value: 350 Variance: 1 Variance %: 0.28571% Comment: Stated remaining term is 351. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx reflects Points - Loan Discount Fee at xx However, Final CD dated xx reflects Points - Loan Discount Fee at xx This is increase of charges by xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																							Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees at xx However, CD dated xx reflects the sum of Section C fees at $1,335.00. This is a cumulative increase of +$323.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63581211	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	$0.00	$109.69	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	45.807%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender MERS as nominee for xx. The amount of xx which was recorded on xx with Instrument# xx.

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year 2021 have been paid off in the amount of xx on xx.

No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is currently performing with the loan. Last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount xx with current interest rate as per payment history is xx The current UPB reflected is in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx, the borrower is currently performing with the loan. Last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount xx with current interest rate as per payment history is xx The current UPB reflected is in the amount of xx

The collection comment dated xx the subject property is unknown occupied and is in average condition. Further details not provided.

As per final application, xx

No comments have been found regarding borrower impacted by Covid-19 pandemic.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from 9/xx/2022 to 2/xx/2024. The collection comments are missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: N/A Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status of loan is performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 357 Tape Value: 356 Variance: 1 Variance %: 0.28089% Comment: Stated remaining term is 357. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease 0% tolerance test. Loan estimate dated xx reflects Non-Specific Lender Credit fee at $307. However, CD dated xx reflects Non-Specific Lender Credit fee at $304.51. This is decrease in fee of $2.49 for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects LTV of 80 exceeds the maximum of 75 for Primary Residence properties when State is FL and Project Type is Q (Limited Review Established Project)."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9839478	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	$979.35	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	120	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	No	No	19.407%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

The chain of assignment has been incomplete. Currently, the assignment is with xx It should be with xx.

No active judgments or liens have been found.

There was one active prior mortgage found against the subject property which was originated on xx in the favor of PHH Mortgage Services in the amount of xx and recorded on xx with the Book/Page #xx xx

County taxes of 2021 have been paid in the amount of $ xx on xx

No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per tape data, the subject property is non-owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per final application, the borrower xx

Loan is not modified since origination.
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from 9/xx/2022 to 2/xx/2024. The collection comments are missing from 3/xx/2022 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Notice of Servicing Transfer Origination Appraisal	Field: Borrower First Name Loan Value: xx Tape Value: HOLL |---| |----| Comment: Borrower first name is "xx". Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Original LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value; xx Variance: Variance %: Comment: Property address is xxTape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject is NOO. Tape shows loan aged with capital market and requires new appraisal but could not be obtained. Appraisal report with the value of xx used at closing is missing from the loan documents. Post close appraisal dated xx is available in the loan documents; however, the appraised value decreased down to xx and due to which LTV/CLTV increased from xx to xx
* DSCR is less than 1.00 (Lvl 3)     "DSCR ratio of the subject is at 0.10. Operation income statement and appraisal report are missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file. However, post close appraisal dated xx is available in loan documents and located at xxpg#xxx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36193553	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,339.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	31.713%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx, the subject mortgage was originated on xx which is held by “MERS as nominee for xx.” In the amount of xx and this was recorded on xx.
No assignment has been found. The subject mortgage is with the lender MERS as nominee for xx.
The 1st installment combined taxes for the year of 2021 have been paid in the amount of xx
The 2nd installment combined taxes for the year of 2021 have been due in the amount of xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is xx The UPB amount is xx	Collections Comments:The loan is currently in performing.
According to payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is xx The UPB amount is xx
As per 1003, borrower is working at City xx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: The Note reflects the Age of loan as 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: The borrower’s income is xx and total expenses are in the amount of xx . Hence calculated DTI ratio is xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is missing from the loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 354 Tape Value: 353 Variance: 1 Variance %: 0.28328% Comment: The Note reflects the Stated Remaining Term as 354. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx is not valid and manual UW not allowed. DTI 31%."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1263494	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,148.96	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.150%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender MERS as nominee for xx. in the amount of xx which was recorded on xx with instrument

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied to xx. The next due date for payment is xx. The borrower pays the P&I in the amount of xx and PITI in the amount of xx The current UPB reflected is in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is in performing. According to the payment history as of xx, the borrower is current with the loan. The next due date for payment is xx. The current UPB reflected is in the amount of xx No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. The covid-19 attestation document is located at xxx. As per the final loan application, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Age of loan is 11 months. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: As per the review of collection comments, the current status of the loan is in performing.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.476%   Tape Value: 84.477%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for underwriting xx. Loan Amount  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 84.476%   Tape Value: 84.477%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for underwriting xx Loan Amount  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value:xx   Variance:    Variance %:    Comment: PH string is 0000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: PH string reversed is 0000000000000.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 349 Tape Value: 348 Variance: 1 Variance %: 0.28735% Comment: Note document reflects maturity date 04/xx/2051. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.41% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx and its recommendation is “Approve/Eligible” with a DTI of 49.41%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94085155	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$926.04	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	44.981%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of $ xx with lender MERS as for xx
The chain of assignment is completed as the subject mortgage is currently assigned To xx.
Annual county taxes of the year 2022 have been paid in the amount of xx

No active liens and judgments have been found.

No prior year delinquent taxes have been found.

According to the payment history as of 0xx, the borrower is current with the loan and the next due date for payment is xx.The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:According to servicing comments, the loan is in performing.
According to the payment history as of xxx, the borrower is current with the loan and the next due date for payment is xx.The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

No evidence has been found regarding the foreclosure, damage.
As per final application, borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.981% Tape Value: 65.345% |---| -20.364% |----| -20.36400% Comment: Tape date shows DTI percent 65.34% and calculated value is xx Tape Source: Initial Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Not applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.981% as the borrower’s income is xx total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx and its recommendation is “Refer with caution” with a DTI of xx				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79572351	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,497.94	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.131%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx D/xx/A Mortgage for the amount of xx
According to the updated title report dated xx, No assignments have been found. Currently, the assignment is with the original lender “MERS as nominee for xx”. The assignment is missing to xx
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of xx
No prior year delinquent taxes have been found.

According to latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date xx. The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx

Collections Comments:The loan is currently in the performing and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date xx. The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 9 |---| 1 |----| 11.11111% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: C   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 170 Tape Value: 171 Variance: -1 Variance %: -0.58479% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is C/O refinance full appraisal report is required, but only drive by exterior report. Exterior only Appraisal is available on xxpdfpg#101."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89739949	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,646.82	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	15.325%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for
xx

1st and 2nd town taxes of 2022 have been paid in the total amount of xx on xx and xx

The annual utilities taxes of 2022 have been paid in the amount of xx

No prior year delinquent taxes have been found.
There is one junior mortgage found xx
According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:Borrower is performing.

According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

According to collection comment property is declared in FEMA disaster area with xx

Covid-19 attestation document is available at xxx.

As per servicing comment dated xx borrower’s reason for default is excessive obligation.

Borrower has been working at xx

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update:
As per the comment dated xx, the subject property was damaged on xx and the type of loss was a broken skylight, a damaged roof, a damaged fence, and a shed. The comment dated xx states that the borrower(s) had sent an email for their endorsed loss draft check. Collection comment history is available from xx to xx The collection comment history is missing from xx to xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: As per tape data, age of loan is 12. However it reflects 11. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:xx   Comment: Collateral Value used for Underwriting: xxAmount of Secondary Lien(s): xx. Loan Amount:  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 64.151%   Tape Value: 62.000%   Variance: 2.151%   Variance %: 2.15100%   Comment: Collateral Value used for Underwriting: xx Loan Amount:  xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Property address street name is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 229 Tape Value: 228 Variance: 1 Variance %: 0.43859% Comment: As per Tape data, Stated remaining term of loan is 228 months. However it reflects 229 months. Tape Source: Initial Tape Type:	3: Curable		* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19088825	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$363.88	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.209%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx. for the amount of xx
No assignments have been found. Currently, the assignment is with the original lenderxx
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.

According to latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date xx. The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently in the performing and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date xx. The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx the reason for default is curtailment of income. As per the comment dated xx the borrower is unemployed and waits to go back work. No comment pertaining to the damage on the subject property has been observed.
As per the comment dated xx the reason for default is curtailment of income. As per the comment dated xx the borrower is unemployed and waits to go back work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 352 Tape Value: 351 Variance: 1 Variance %: 0.28490% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed FHA QM safe harbor test threshold test due to APR calculated xx exceeds APR threshold of xx over by -0.790%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan fails qualified mortgage lending policy points and fees test due to Fees charged $4,745.30 exceeds fees threshold of $4,446.63 over by +$298.67. The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,182.56
Points - Loan Discount Fee paid by Borrower: $562.74"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,745.30 exceeds fees threshold of $4,446.63 over by +$298.67.
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $4,182.56
Points - Loan Discount Fee paid by Borrower: $562.74"
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption test due to fees charged $4,745.30 exceeds fees threshold of $4,446.63 over by +$298.67.
The below fees were included in the test:

Mortgage Broker Fee (Indirect) $4,182.56
Points - Loan Discount Fee paid by Borrower: $562.74"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as FHA at 49%. Tape shows there was an undefined error invalidating AUS but loan exceeded manual underwrite. Further details not provided. Unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.209% as the borrowers income is xx and total expenses are in the amount of xx and the loan was under written by LP xxand its recommendation is “Accept" with a DTI of 49.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88458628	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,265.72	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	40.823%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender MERS as nominee for xx. The amount of xx which was recorded on xx with Instrument# xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

1st installment of county taxes for the year 2021 has been paid off in the amount of xx

2nd installment of county taxes for the year 2021 has been paid off in the amount of xx

No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is currently performing with the loan. Last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount xx with current interest rate as per payment history is xx The current UPB reflected is in the amount of xx	Collections Comments: As per the review of collection comments, the current status of the loan in performing.

According to the payment history as of xx, the borrower is currently performing with the loan. Last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount xx with current interest rate as per payment history is xx The current UPB reflected is in the amount of xx

Covid-19 attestation located atxx is available in loan files.

As per final application, the borrower xx

No comments have been found regarding borrower is impacted by Covid-19 pandemic.

The subject property is owner occupied. Further details not provided.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: As per Tape data, age of loan is 10. However it reflects 9. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status of loan is performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data, Lender required MI certificate.However Final Application reflects MI certificate doesn't required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 68.947%   Tape Value: 68.948%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 68.947%   Tape Value: 68.948%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Debt consolidation   Variance:    Variance %:    Comment: Final Application 1008 shows purpose of application is Cash Out -Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 351 Tape Value: 350 Variance: 1 Variance %: 0.28571% Comment: As per Tape data, Stated Remaining term of loan is 350 months. However it reflects 351 months. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Transfer Taxes. However, CD dated xx reflects Transfer Taxes at $470.25.
Loan estimate dated xx reflects Credit Report Fee at $25.00. However, CD dated xx reflects Credit Report Fee at $26.57.
This is a cumulative increase in fee of +$471.82 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																							Loan failed charges that cannot decrease test. Initial LE dated xx reflects Non-specific lender credit at $665.00. However, Final CD dated xx reflects Non-specific lender credit at $0.00. This is decrease of -$665.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97800842	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,427.15	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.740%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx. which was recorded on xx

No active judgments or liens have been found.

County taxes of 2021 have been paid in the amount of xx

No prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx, the reason for default is excessive obligations.

As per tape data, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per the collection comment dated xx the FEMA Disaster was declared on xx for Winter Storm starting on xx However, unable to determine whether the subject property affected by FEMA disaster from available collection comments.

As per final application, the borrowerr xx

The covid-19 attestation is available in the loan file which is located at xxx.

Loan is not modified since origination.
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Age of loan is 13. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is "Performing".   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string is "xxx".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string is "xxx".   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 347 Tape Value: 346 Variance: 1 Variance %: 0.28901% Comment: Stated remaining term is 347. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows occupancy misrep and may be NOO. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount fee. However, PCD dated xx reflects Points - Loan Discount fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29876131	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$5,935.64	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.900%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	50.306%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx its successors and assigns.
xx

Annual county taxes of the year 2021 have been paid.

No any prior year taxes are delinquent as per updated title report.	According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:The loan is currently in performing.

According to the payment history as of xx, the borrower is current with the loan  and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per final application, the borrower xx

As per final application, the subject property is non-owner occupied.

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Seller tape data shows age of loan as 7. However, it is 6 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 50.306%   Tape Value: 46.293%   Variance: 4.013%   Variance %: 4.01300%   Comment: Seller tape data shows DTI as 46.293%. However calculated DTI is 50.306%   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage Insurance certificates is not required.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Seller tape data shows property address as xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 354 Tape Value: 353 Variance: 1 Variance %: 0.28328% Comment: Seller tape data shows stated remaining term as 353. However it is 354. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject property is NOO. The transaction is refinance cash-out. However,Final CD reflects consumer debts getting paid off hence occupancy was considered as primary and CE was run on the loan."
* Qualified Mortgage DTI exceeds 43% (Lvl 4)     "Subject property is NOO. The transaction is refinance cash-out. However, Final CD reflects consumer debts getting paid off hence occupancy becomes primary and run the compliance.
Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income was $ xx and total expenses are in the amount of xx and the loan was underwritten by LP xxPage 102) and its recommendation is “Accept” with a DTI of 46%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96371876	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,995.60	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	47.376%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx
The chain of assignment is completed.
Annual county tax of year xx
No active liens and judgments have been found.

No prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is 0xx.The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in performing.
According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx.The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx current UPB reflected as per the payment history is in the amount of xx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure, damage.
As per final application, borrower is working at xxx as a xxx for xx months.
The covid-19 attestation document is located at #xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Mortgage Insurance	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: avilable comments shows its performing   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: As per available data on 1008 CLTV reflects xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: As per available data on 1008 LTV reflects xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 351 Tape Value: 350 Variance: 1 Variance %: 0.28571% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the revised closing disclosure delivery date test, The annual percentage rate disclosed under final closing disclosure becomes inaccurate.The revised closing disclosure delivery requires a new waiting period."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial LE is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Chums ID ZFHA is invalid and manual underwriting not allowed."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance Certificate is missing in loan documents."
* Missing Initial LE (Lvl 3) "Initial Loan Estimate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as FHA at 47%. Tape shows there was an undefined error invalidating AUS but loan exceeded manual underwrite. Further details not provided. Unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.37% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx) and its recommendation is “Refer/Eligible” with a DTI of 47.37%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88481498	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,826.70	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	46.714%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx The chain of assignmentxx No prior year delinquent taxes have been found. The annual County taxes forxx	According to the payment history as of xx, the loan is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx, the loan is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per final application, the borrowerxx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is fair and servicing rating meets expectation.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows issue: FMV wasn't correct, with correct FVM the ltv is now 80 on an investment and AUS Ineligible."
																																																																																							* Missing Required Disclosures (Lvl 3) "Missing Signed Escrow Waiver. Borrower waived escrows."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1718341	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$632.92	$1,826.68	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.150%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	26.596%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx. its successors and assigns.

No active judgments or liens have been found.
xx

The county taxes for the year 2021 are delinquent in the amount of xx which is good through till xx	According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of $876.66 and current PITI is in the amount of xx with an interest rate of 3.150%. The current UPB reflected as per the payment history is in the amount of xx
xx.

As per final application, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Update: -
There was no additional changes in the latest comments.xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 353 Tape Value: 352 Variance: 1 Variance %: 0.28409% Comment: Tape Source: Initial Tape Type:	3: Curable		* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at xx Tape shows income misrepresentation as borrower provided false P&L statement 2020 tax returns reported a business loss. Due to the false misrepresentation LP/AUS is invalidated. Unable to rely on documents in file and unable to calculated ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7365678	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,750.51	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	58.140%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

No active judgments or liens have been found.

Annual county taxes of the year 2021 have been paid.

No any prior year taxes are delinquent as per updated title report.	According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:The loan is currently in performing.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of  xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx
xx

As per final application, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 58.140% Tape Value: 17.995% |---| 40.145% |----| 40.14500% Comment: The borrower’s total monthly income is xx after subject loan the proposed amount xx and total non-housing payments is xx hence the calculated DTI ratio is 58.14%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape loan is Uninsurable VA loan and no entitlement remaining. Further details are not available."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required affiliated business disclosure missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 58.14%. The borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xxPage #xx and its recommendation is approve/eligible for a DTI of 58.14%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
398291	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,781.66	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.900%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx its successors and assigns.

No active judgments or liens have been found.

Annual county taxes of the year 2021 have been paid.

No prior year delinquent taxes have been found.

According to payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx  with an interest rate of 2.75%. The current UPB reflected as per the payment history is in the amount of xx
Collections Comments:The loan is currently in performing.

According to payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx  with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xxxxyears.

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Update: -
There was no additional changes in the latest comments.xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 175 Tape Value: 174 Variance: 1 Variance %: 0.57471% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "initial loan estimate delivery date test failed due to initial loan estimate dated xx and borrower singed on xx which is more than 3 business days from the initial application date xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement singed by borrower is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.900%. Tape shows BWR P&L does not show enough in assets to pay off debt and including pushes DTI to 50%. Further details not provided. Unable to rely on docs in file and unable to calc ATR"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17457100	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,156.04	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	42.628%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active judgments or liens have been found.
xx

3rd and 4th combined taxes of 2022 have been due in the amount of xx

No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:Borrower is performing.

According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx
xx

Covid-19 attestation document is available at xxx.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx  Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 351 Tape Value: 350 Variance: 1 Variance %: 0.28571% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is over 180 days funded."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75196179	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,044.98	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	49.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender MERS as nominee for xx. in the amount of xx which was recorded on xx with instrumentxx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.
xxfound.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied to xx. The next due date for payment is xx. The borrower pays the P&I in the amount of xx and PITI in the amount of xx The current UPB reflected is in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan. The next due date for payment is xx. The current UPB reflected is in the amount of xx No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is retired.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -xx Comment: Age of loan is 5 months. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Performing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxxx   Tape Value: xxx   Variance:    Variance %:    Comment: PH string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: PH string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: As per note property address street is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 355 Tape Value: 354 Variance: 1 Variance %: 0.28248% Comment: Stated remaining term is 355 months. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx shows Points - Loan Discount Fee at xx and Appraisal Fee at $600.00; however, Final CD dated xx shows Points - Loan Discount Fee at xx and Appraisal Fee at xx This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3) "Seller tape issue shows as LTV Ratio Percent must be less than or equal to xx when a streamlined project review was performed for a primary residence, purchase or no cash-out refinance mortgage secured by a condominium unit not located in Florida."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Reimbursement Amount Validation Test failed and Consummation or Reimbursement Date Validation Test failed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.194%, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xxpg#xxx) and its recommendation is “Accept” with a DTI of 49%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92995748	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,666.12	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	45.713%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender MERS as nominee for xx. The amount of xx which was recorded on xx with Instrument / Book/xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.
xx

No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is currently performing with the loan. Last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount xx with an interest rate as per payment history is xx The current UPB reflected is in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of xx, the borrower is currently performing with the loan. Last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount xx with an interest rate as per payment history is xx The current UPB reflected is in the amount of xx
xx
The subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Update: -
There was no additional changes in the latest comments.xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Note document reflects age of loan as 5 months. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status of the loan is performing.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 97.764%   Tape Value: 96.084%   Variance: 1.680%   Variance %: 1.68000%   Comment: Collateral value used for underwriting: xx Amount of secondary lien: $0.00. Loan amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 97.764%   Tape Value: 96.084%   Variance: 1.680%   Variance %: 1.68000%   Comment: Collateral value used for underwriting: xx Loan amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 355 Tape Value: 354 Variance: 1 Variance %: 0.28248% Comment: Note document reflects stated remaining term as 355 months. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the FHA QM rebuttable presumption test due to fees charged: $11,538.22. Fees threshold: $9,488.43. Over by +$2,049.79. The following fees were included in the test:
Mortgage Broker Fee (Indirect) $7,369.00
Points - Loan Discount Fee paid by Borrower: xx

Loan failed FHA QM safe harbor test threshold test due to APR calculated 3.358%. Exceeds APR threshold of 4.840%. Variance by +1.482%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $11538.22. Exceeds fees threshold of $9,488.43. Over by +$2,049.79.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,369.00
Points - Loan Discount Fee paid by Borrower: $4,169.22"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is FHA purchase. Tape shows Chums ID as ZFHA is invalid and the loan rescored as Refer. Manual underwriting is required on the loan."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as FHA at 45.7%. Tape shows there was an undefined error invalidating AUS but loan exceeded manual underwrite. Further details not provided. Unable to calc ATR."
* GSE Points and Fees Test Violations (Lvl 2)     "xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.713%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xxPage #xx) and its recommendation is “Accept” with a DTI of 46%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50021145	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Virginia	xx	xx	No	Yes	Yes	First	$0.00	$3,792.94	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	46.342%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx, the subject mortgage was originated on xx which is held by “MERS as nominee for xx.” In the amount of xx and this was recorded on xx.
No assignment has been found. The subject mortgage is with the lender MERS as nominee for xx.
The annual combined taxes for the year of 2021 have been paid in the amount of xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The lasxx	Collections Comments:The loan is currently in performing.
According to payment history as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount xx
The loan was originated on 0xx and covid-19 attestation is located at xxx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Age of loan is 11. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 70.000%   Tape Value: 69.000%   Variance: 1.000%   Variance %: 1.00000%   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 70.000%   Tape Value: 69.000%   Variance: 1.000%   Variance %: 1.00000%   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 349 Tape Value: 348 Variance: 1 Variance %: 0.28735% Comment: Stated remaining term is 349. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is xx and annual payments (Debt Service) is xx and there debt service cover ratio (DSCR) is 0.70 which is less than 1"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows we need to rerun to update the DTI but the credit has expired and seller cannot re run the LP."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67999780	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,288.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	28.554%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx with lender, which was recorded on xx No assignment of mortgage has been found. However, the xx	Payment history as of xx shows that loan is current and borrower is next due for xx payment. The last payment was made on xx in the amount of xx which was applied for the due date of xx. The current UPB is xx interest rate is xx and P&I is xx	Collections Comments:As per collection comments as of xx, the loan is current and next payment due date is xx. No FC action has been noted since loan origination. No evidence of damage or repair has been found. No records of post-closing bankruptcy have been found. As per loan application, the borrower is retired from the work. However, co-borrower is working at xx. Covid 19 attestation document is located at xxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal Transmittal (1008)	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.288%   Tape Value: 65.000%   Variance: 2.288%   Variance %: 2.28800%   Comment: Collateral Value used for Underwriting: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 65.000%   Variance: 2.288%   Variance %: 2.28800%   Comment: Collateral Value used for Underwriting: $xx. LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 347 Tape Value: 346 Variance: 1 Variance %: 0.28901% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows EPD - The related mortgagor has failed to make one or more of the related mortgage loans first three (3) monthly payments."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82490830	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	No	First	$0.00	$4,616.60	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	39.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx
No assignment of mortgage has been found. However, the last
There are multiple child support liens active against  xx
There are multiple prior civil judgments active against borrowerxx
Payment history as of xx shows that loan is performing and next payment due date is xx. The last payment was made on xx in the amount of xx which was applied for the due date of xx. The current UPB is xx	Collections Comments:
As per collection comments as of xx, the loan is performing and next payment due date is xx.
No FC action has been noted since loan origination.
Collection comment dated xx states impacted by Covid. Further details not provided.
No evidence of damage or repair has been found.
No records of post-closing bankruptcy have been found. xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.000%   Tape Value: 74.000%   Variance: 1.000%   Variance %: 1.00000%   Comment: Collateral Value used for Underwriting:$xx Loan xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.000%   Tape Value: 74.000%   Variance: 1.000%   Variance %: 1.00000%   Comment: Collateral Value used for xx Loan xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 348 Tape Value: 347 Variance: 1 Variance %: 0.28818% Comment: Stated remaining term is 348. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20835725	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,257.17	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	44.471%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. with Instrumentxx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx in the amount of xx
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is workinxxx.

Update: -
There was no additional changes in the latest comments.xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Note reflects the property address street as xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 347 Tape Value: 346 Variance: 1 Variance %: 0.28901% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx is more than 60 calendar days after the consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx reflect points - loan discount fee at $1,650.00. However, CD dated xx reflects points - loxx
																																																																																							This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.471% as the borrower’s income is xx and total expenses are in the amount of xx and the loan is manually underwritten."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60615509	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,722.10	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	33.775%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.

The chain of assignment has been completed.

No active judgments or liens have been found.
xx

No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

xx
The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Covid-19 attestation is available at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changes as per CH.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $00.00 Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 59.194%   Tape Value: 59.195%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 348 Tape Value: 347 Variance: 1 Variance %: 0.28818% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the first lien prohibited fees test due fees charged $1,790.00 fees threshold $0.00 over by xx

The below fees were included in this test.

Points - Loan Discount Fee paid by Borrower: xx
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance document is missing from the loan document."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95852614	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,921.26	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	40.749%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx No assignment of mortgage has been found. No active judgments or liens have been found. xx	Payment history as of xx shows that loan is performing and next payment due date is xx. The last payment was made on xx in the amount of xx which wasxx	Collections Comments:According to servicing comments, the loan is performing and next payment due date is xx.
No FC action has been noted since loan origination.
No evidence of damage or repair has been found.
No records of post-closing bankruptcy have been found. xxx.

Update:
As per the collection comment dated xx the xxx was unexpected bills/death of family member.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 12 Tape Value: 11 |---| 1 |----| 9.09090% Comment: Age of loan reflects 12. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per final 1003 purpose of refinance reflects no cash-out.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: 227 Variance: 1 Variance %: 0.44052% Comment: Stated remaining term reflects 228. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial closing disclosure is missing from loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40.749%. Tape shows BWR employed by family member and tax returns missing to verify income. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99722024	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	$6,902.83	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	39.202%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx.The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx.The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.xx

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: NA Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 355 Tape Value: 354 Variance: 1 Variance %: 0.28248% Comment: Original note reflects stated remaining term as 355. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan failed SSPL Document date test. Loan originator received xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial loan estimate delivery date test (from application) due to The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows flood insurance documentation is missing. InvestorxxPlease provide an in-force Flood Policy/Dec Page, or application for flood insurance, with proof of payment whose content is sufficient to be able to determine adequacy of coverage and appropriate dates of coverage."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Required AUS/GUS/DU is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Reimbursement Amount Validation Test failed and Consummation or Reimbursement Date Validation Test failed."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99940297	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,135.97	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.950%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.170%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active judgments or liens have been found.
xx

No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.950%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:Borrower is performing.

According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

xx
There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Note reflect age of loan as 11. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Limited Cash Out (GSE definition)   Variance:    Variance %:    Comment: Final Application and Final CD reflect Change in Rate/Term.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 229 Tape Value: 228 Variance: 1 Variance %: 0.43859% Comment: The Note reflects the Stated Remaining Term as 229. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $4,015.68 Exceeds Fees threshold of $3,308.00 Over by +$707.68.

The below fees were included in the test:
Mortgage Broker Fee (Indirect) $2,447.50
Points - Loan Discount Fee paid by Borrower: xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial Loan Estimate is dated xx and electronically signed on xx which is greater than 3 business days. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE xx

Loan failed charges that cannot decrease test. Initial LE dated xx reflects Non-specific lender credit at xx However, final CD dated xx reflects Non-specific lender credit at $0.00. This is decrease of $406.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged xx exceeds Fees threshold of xx Over by +$707.68.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.170% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxpg#xxx) and its recommendation is Out of Scope with a DTI of 45.170% because as of xx, all new loan applications must be submitted using the redesigned Form 1003 (xx v3.4)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16312548	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,270.74	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	168	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	22.857%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee xx

The chain of assignment has been incomplete. Currently, the assignment is xx which was recorded on xx. It should be with xx.

No active judgments or liens have been found.
xx

No prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per tape data, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
xx

Loan is not modified since origination.
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is "Performing".   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx  Variance:    Variance %:    Comment: Payment history string is "xxx".   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is "xxx".   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Limited Cash Out (GSE definition)   Variance:    Variance %:    Comment: Purpose of refinance is Change in rate/term.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: 155 Variance: 1 Variance %: 0.64516% Comment: Stated remaining term as 156. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32209778	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	19.858%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx.

The chain ofxx

No active judgments or liens have been found.
xx

No prior year delinquent taxes have been found.

According to the payment history as of xx, the loan is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.250% The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx, the loan is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.250% The current UPB reflected as per the payment history is in the amount of xx
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per tape data, Lender required MI certificate.However Final Application reflects MI certificate doesn't required. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "1. Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal fee. However, CD dated xx reflects Appraisal fee at $625.00. This is an increase in fee of +$625.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

2. Loan failed charges than in total cannot increase more than 10% tolerance test due to Comparable fee amount of initial loan estimate dated xx reflects fee amount is $5,053.00 and on Final closing disclosure dated xx reflects fee amount is xx This is a cumulative increase of +$337.10 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan document."
* xx
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per tape loan was only approved with one borrower (Yoel Goldfeder) but the closing documents went out with 2 borrowers xx. Further information has not been found."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 19%. Tape and file show BWR 1 (xx) was approved but note shows BWR1 and additional BWR2 (xx) that was not approved. AUS invalidated. Unable to calc ATR."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38877831	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,060.27	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	50.904%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx, the subject mortgage was originated xx
There are no active liens and judgments against the borrower.
Taxes for the year 2021-2022 have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of xx, the borrower is regular with the payment and the next due date is xx. The last payment was received on xx for the amount of xx The monthly P&I is in the amount of xx with an interest rate of xx The current UPB is reflected for the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx, the borrower is regular with the payment and the next due date is xx. The last payment was received on xx for the amount of xx The monthly P&I is in the amount of xx with an interest rate of xx The current UPB is reflected for the amount of xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as a xx at xxyears. The covid-19 attestation is available located at xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xx |---| |----| Comment: Borrower #1 middle name is xxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xxx   Variance: -4 (Days)   Variance %:    Comment: Original note date is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: 2/xx/2052   Variance: -31 (Days)   Variance %:    Comment: Stated Maturity Date is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or GAP of xx days between the first payment dates of existing mortgage which is getting paid off and between the closing of our new subject loans. In this loan, the waiting period is not satisfied. Loan is guaranteed by VA. VA loan guarantee certificate is available in the loan file."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.904% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96310044	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,233.72	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	24.177%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on 0xx and recorded on xx

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate xx % which was applied for the due date xx. The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate xx % which was applied for the due date xx. The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Standard LTV (OLTV) Loan Value: 96.500% Tape Value: 96.000% |---| 0.500% |----| 0.50000% Comment: "Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows borrower has not completed home buyer education. Further details are not available."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65787162	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$615.68	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	10.058%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated xx No delinquent taxes have been found for the prior year.	Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate xx % which was applied for the due date xx. The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate xx % which was applied for the due date xx. The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xxx.xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: Schmidt Tape Value: xx |---| |----| Comment: As per note borrower last name reflects xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address xxTape Value: xx Variance: Variance %: Comment: As per note property street address reflects xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows disbursement date requires as xx payment date. However, loan closed with December 1st payment and loan does not meet agency requirements."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87117667	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,775.22	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	24.864%	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	xx	Not Applicable	3.375%	$984.44	02/xx/2022	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx which recorded on xx in the amount of xx with xx No delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx As per the payment history transaction dated xx shows the principal adjustment in the amount of xx hence the UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently is performing. According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx As per the payment history transaction dated xx shows the principal adjustment in the amount of xx hence the UPB reflected as per the payment history is in the amount of xx
Unable to determine the current occupancy and condition of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx with the new principal balance is in the amount of xx and the borrower promised to pay the new P&I xx with the interest rate of xx beginning from xx till the maturity date of xx The interest bearing amount is xx	Missing DU/GUS/AUS	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Final CD shows no escrow account.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Variance: xxx   Variance %: -6.04026%   Comment: Appraisal shows, Appraised value of property is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Collateral Value used for Underwriting: xxLoan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value:xx   Comment: Note shows stated maturity rate is 4.99.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Mortgage shows, xx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Refinance   Variance:    Variance %:    Comment: Final Application shows, purpose of application is Construction to Permenant.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal document shows property is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is construction-to-permanent. Tape shows loan was intended to be one time closed, which indicates a requirement that the date of mortgage note is not more than 18 months before the modification date. Full appraisal xx in file prior to xx modification showing as is."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "DU report is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50107000	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,773.83	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	52.740%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx which recorded on xx in the amount with xx No delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the tape data is in the amount of xx	Collections Comments:The loan is currently is performing. According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the tape data is in the amount of xx
As per the 1003 document the borrower is a xx

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: xx   Variance: 641 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Final application reflects mortgage type as FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Comment: Collateral Value used for Underwriting: xx. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx  Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxTape Value: xx Variance: Variance %: Comment: The Note signed on xx reflects the property address xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal is available at xx
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing Appraisal (Lvl 3) "Valid appraisal report is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.74%, the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxpg#xxx) and its recommendation is “Approve/Eligible” with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12620495	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,099.34	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.608%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx No prior year delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage Type is FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address xxTape Value:xx  Variance:    Variance %:    Comment: Property address xx Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Subject property is attached. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial closing disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan is un insurable and seller credit captured correctly in section L. However, it was populated in DU section M as other and returned accept eligible findings."
* MI, FHA or MIC missing and required (Lvl 3)     "Subject loan is FHA and mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.608% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxpg#xxx) and its recommendation is Approve/Eligible with a DTI of 49.61%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89042039	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,690.33	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	56.095%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage xx. No delinquent taxes have been found for the prior year.	Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate xx x which was applied for the due date xx. The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate xx % which was applied for the due date xx. The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx Covid-19 attestation is available in the loan file located at xxx.xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Final application reflects mortgage type as FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: xx  Variance %: 5.66200%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The Note signed on xx reflects the property address as xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 56.09%. Tape shows AUS lost and exceeded manual underwrite limitations by not verifying xx gift funds. Unable to rely on docs in file and unable to calc ATR."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.09%, the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx) and its recommendation is “Approve/Eligible” with a DTI of 56.10%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3473155	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,659.80	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	25.228%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage xx No prior year delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of xx

Unable to confirm the current employment details from available documents and collection comments.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Mortgage Type   Loan Value: VA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per final application mortgage type is VA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  Variance: xxx   Variance %: 5.14705%   Comment: As per tape data, Appraisal value is xx However appraisal documents reflects as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: PH string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: PH reversed string is xxx. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan is uninsurable and veteran has zero entitlement."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58172426	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,146.56	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	28.365%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated xx No prior year delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx

Unable to confirm the current employment details from available documents and collection comments.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xx Tape Value:xx |---| |----| Comment: Note document reflects, borrower #2 last name is xxx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data, Lender required MI certificate.However Final Application reflects MI certificate doesn't required.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 661 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as second home. Tape shows BWR misrepresentation as property is NOO. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial loan estimate is dated xx and electronically signed on xx which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey mortgage banker or correspondent mortgage banker license prohibited fees test.

The below fees were included in the test:

Document Download paid by Borrower: $25.00
Personal Legal Representation paid by Borrower: $1,500.00
Personal Legal Representation paid by Seller paid by Seller: $1,000.00
R/E Commission to Buyer paid by Seller: $15,730.00
R/E Commission to Seller paid by Seller: $24,220.00"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan document."			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31483225	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,610.05	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	41.970%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage xx No active judgments or liens have been found. Taxes of 2022 have paid in the amount of xx	According to the payment history as of xx, the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of xx
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 29 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 65.405%   Tape Value: 65.000%   Variance: 0.405%   Variance %: 0.40500%   Comment: Collateral Value used for Underwriting: xx. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape shows ARM disclosure sent to borrower within 3 business days of xx change from LIBOR to SOFR ARM per lock. Loan was never re-disclosed."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails TRID total of payments test due to fees charged $1,888,058.88 exceeds fees threshold of $1,944,278.13 Over by -xx

Loan failed TILA APR threshold test due to APR disclosed 2.866% on final CD, APR Calculated 3.068% Variance by -0.202%.

This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as $623,779.42. Calculated finance charge is $679,908.67 for an under disclosed amount of -$56,129.25.  Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95206344	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,852.21	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.992%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate 2.875 % which was applied for the due date xx. The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate 2.875 % which was applied for the due date xx. The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx Covid-19 attestation is available in the loan file located at xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: 4/xx/2022   Variance: 676 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage Type is FHA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 98.000%   Variance: 0.189%   Variance %: 0.18900%   Comment: Collateral Value used for Underwriting:$xxx. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xxClavier Place. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows ineligible for 2nd FHA loan. No further details are available in the loan file."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.99% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxpg#xxx) and its recommendation is “Approve/Eligible” with a DTI of 43.99%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86802397	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,246.86	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.990%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	31.276%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx	According to the payment history as of 0xx, the borrower is regular with the payment and the next due date xx. The last payment was received on 0xx for the amount of xx The monthly P&I is in the amount of $2664.67 with an interest rate of 1.990%. The current UPB is reflected in PH for the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xxx, the borrower is regular with the payment and the next due date xx. The last payment was received on xxx for the amount of xx The monthly P&I is in the amount of $2664.67 with an interest rate of 1.990%. The current UPB is reflected in PH for the amount of xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied. As per the servicing comment dated xx the subject has been damaged, the date of loss is 01/xx/2022. The amount of loss is $xx, the $xx check amount has been received. However, no details have been found regarding the damages. The borrower isxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: 3/xx/2022   Variance: 67 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 76.737%   Tape Value: 77.000%   Variance: -0.263%   Variance %: -0.26300%   Comment: Collateral Value used for Underwriting: $xxx. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per final 1003 purpose of refinance reflects change in rate/term.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type reflects PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID total of payments test. The total of payments is $489,688.04. The disclosed total of payments of $489,959.18 is not considered accurate because it is understated by more than $100."
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows Texas A6 loan with subordinate financing CLTV is 88.00%. However, as per TX 50 a6 state guidelines max limit is CLTV is 80%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,127.04	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24673463	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,486.48	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	2.289%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx No active judgment or liens have been found. Property taxes of 2021-22 are paid on xx in the amount of xx	Payment history as of xx shows that loan is current and next payment due date is xx. The last payment was made on xx in the amount of xx which was applied for the due date of xx. The current UPB is xx interest rate is 2.99% and P&I is xx	Collections Comments:According to servicing comments as of xx, the loan is performing and next payment due date is xx. The last payment was made on xx in the amount of xx
No FC action has been noted since loan origination.
No evidence of damage or repair has been found.
No records of post-closing bankruptcy have been found.
Seller's tape data states that borrower did not occupy subject property.
As per loan application, the borrower is the owner of company named xx
Covid 19 attestation document is available xxx.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: xx   Variance: 643 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.723%   Tape Value: 79.000%   Variance: -0.277%   Variance %: -0.27700%   Comment: "Collateral Value used for Underwriting: $xxx. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: CC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: CC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved OO. Tape shows NOO as borrower did not occupy the subject property. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the revised closing disclosure delivery date test due to The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days before the consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Transfer Taxes fee at $3,525.00. However, CD dated 08/xx/2020 reflects Transfer Taxes fee at $5,875.00. This is an increase in fee of $2,350.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46527695	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,389.02	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	41.460%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx	As per the review of the payment history, the borrower is current with the loan and the next payment is due for xx. The last payment was received on xx in the amount of $856.70 which was applied for xx. The current P&I is $626.58 and PITI is $856.70. The UPB is xx	Collections Comments:The loan is currently performing and the next payment is due for xx. The last payment was received on xx in the amount of xx which was applied for xx. No records for foreclosure and bankruptcy have been found. No comments have been found stating the borrower’ income was impacted by covid. No repair and damages have been found. The working details of the borrower xx have been not mentioned in application located at xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the payment history. the string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the payment history. the string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Cash Out - Other Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 41.46%. Seller tape shows some debts are omitted. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99030938	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,669.04	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	46.553%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate 3.625 % which was applied for the due date xx. The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate 3.625 % which was applied for the due date xx. The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx Covid-19 attestation is available in the loan file located at xxx.
The borrower is retired & receives retirement income in the amount of xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 73.786%   Tape Value: 74.000%   Variance: -0.214%   Variance %: -0.21400%   Comment: Collateral Value used for Underwriting: $xxx. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Cash Out - Other Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows pension letter in file may be fraudulent or have elements of fraud. Further details not provided. Unable to calc ATR. Elevated for client review."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.553%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LPxx pg#xxx) and its recommendation is “Accept/Eligible” with a DTI of 47%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62990851	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,981.45	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	37.185%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx
No active liens and judgments have been found against the borrower and subject property.
No prior year delinquent taxes have been found.
According to latest payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date xx. The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is 3.250%.	Collections Comments:The loan is currently in the performing and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date xx. The unpaid principal balance is reflected in the amount of xx The current P&I is $1,848.76 and the interest rate is 3.250%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx the subject property is located in FEMA disaster area due to xx fires which was started on No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: 4/xx/2022   Variance: 671 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 79.000%   Variance: 1.000%   Variance %: 1.00000%   Comment: Collateral Value used for Underwriting: $xxx. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.18%. Tape shows BWR works for family business but tax returns missing to support income. Tape also shows BWR misrepresentation over 3 gifts are actual loans. Further details not provided. Unable to rely on docs in file and unable to calc ATR"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77576199	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	No	Not Applicable	First	$0.00	$2,318.45	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	36.844%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for

No active judgments or liens have been found.
xx

No prior year delinquent taxes have been found.

According to updated title report there is quit claim deed has been found on dated xx However, borrower gave his property to through quit claim deed.	According to the payment history as of xx the borrower is currently performing and the next due date for payment is 0xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx the borrower is currently performing and the next due date for payment is 0xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx
xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.

Covid-19 attestation document found at xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower 1 Current Employer 1 Contact Name Loan Value: xxx Tape Value: USN-AD |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Number of Months Collection Comments Received   Loan Value: xx   Tape Value: xxx   Variance: xxx   Variance %: 1110.52631%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: 12/xx/2020 Variance: -1 (Days) Variance %: Comment: As per tape data, Note date is xx However Note documents reflect as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows multiple appraisal defects including but not limited to lot size adjustments, other unsupported and improperly applied outdoor amenity adjustments and dissimilar comps. Review of appraisal notes the same. Elevated for client review."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9805964	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,424.09	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	35.668%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx, the subject mortgage was originated on xx No prior year’s delinquent taxes have been found. No active judgments or liens have been found.	The review of payment history shows as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is 3.375%. The UPB amount is xx	Collections Comments:The loan is currently in performing.
The review of payment history shows as of xx, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx The current P&I is $1,234xx.33 & PITI is xx The stated current rate is 3.375%. The xxx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Number of Months Collection Comments Received Loan Value: 240 Tape Value: 0 |---| 240 |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect points - loan discount fee. However, final CD dated xx reflects reflect points - loan discount fee at $1,323.41. This is an increase in fee of $1,323.41 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 35%. Tape shows borrower was not employed at closing. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93125109	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,009.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	41.930%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx No active judgments or liens have been found against the borrower. 1st installment town taxes of 2022 are due on xx in the amount of xx	According to the payment history as of xx, the last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $1,524.11 and PITI is in the amount of $2,355.47. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx, the last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $1,524.11 and PITI is in the amount of $2,355.47. The UPB reflected as per the payment history is in the amount of xx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is owner of the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: As per tape data, age of loan is 14.However it reflects 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.930%   Tape Value: 40.588%   Variance: 1.342%   Variance %: 1.34200%   Comment: The borrower’s income is xx and present primary housing expenses are in the amount of xx So calculated housing ratio is 45.347%.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xxx   Tape Value: xxx  Variance:    Variance %:    Comment: Property City is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Initial loan estimate delivery date test failed due to initial loan estimate dated 2/xx/2021 and borrower singed on 3/xx/2021 which is more than 3 business days from initial application date 02/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed TRID tolerance test charges that cannot increase 0% and charges that in total cannot increase more than 10% test due to loan failed Initial loan estimate delivery and timing test. Initial loan estimate dated 02/xx/2021 and borrower singed on 03/xx/2021 which is more than 3 business days from initial application date 02/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows DU report was associated with the another one loan. After resubmitting the loan we are not getting final approval."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.35%. Tape shows DU in file was not for subject loan and AUS invalidated. Unable to calc ATR. Elevated for client review."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.347% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx Page #xx and its recommendation is Approve/Eligible with a DTI of 45.35%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31305222	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,344.55	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	42.126%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx No active judgments or liens have been found against the borrower/subject property. No prior year’s delinquent taxes have been found.	According to the payment history seller’s tape data as of xx the borrower is current with the loan. The last payment date is unable to be determined. The next due date for payment is xx. The borrower pays the P&I in the amount of xx with an interest rate of 4.000%. The current UPB reflected is in the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history seller’s tape data as of xx the borrower is current with the loan. The next due date for payment is xx. The current UPB reflected is in the amount of xx No evidence has been found regarding the borrower’s income was impacted by the covid-19 pandemicxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Note document reflects age of loan as 13 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 42.126% Tape Value: 39.627% Variance: 2.499% Variance %: 2.49900% Comment: The borrower’s income is xx and total expenses are in the amount of xx DTI reflects 42.126%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows when AUS was submitted at closing, property type was not submitted as condo and when AUS was re-run seller got DU approval; however, Flagstar would not accept and may push the loan back."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3382576	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,656.87	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.718%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report datedxx No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently performing with the loan. Last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount xx with an interest rate as per payment history is 2.990%. The current UPB reflected is in the amount of xx	Collections Comments:The current status of the loan is performing.

According to the payment history as of xx, the borrower is currently performing with the loan. Last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount xx with an interest rate as per payment history is 2.990%. The current UPB reflected is in the amount of xx
The subject property is owner occupied. Further details not provided.
xxmonths.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Loan is not modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 30.718% Tape Value: 30.720% |---| -0.002% |----| -0.00200% Comment: The borrower’s income is xx and total expenses are in the amount of xx So calculated DTI ratio is 30.718%. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: 11/xx/2051 Variance: -31 (Days) Variance %: Comment: Note document reflects stated maturity date as xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 30.72%. Tape shows lender unable to verify BWR SE business was open at closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76191022	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,626.87	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.168%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No prior year delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of xx

The latest property inspection report is not available in the loan file to determine current property condition.
xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 42.168% Tape Value: 40.400% |---| 1.768% |----| 1.76800% Comment: The borrower’s income is xx and present primary housing expenses are in the amount of xx So calculated housing ratio is 42.166%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: xx   Variance: 644 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.187%   Tape Value: 96.500%   Variance: 1.687%   Variance %: 1.68700%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.187%   Tape Value: 96.500%   Variance: 1.687%   Variance %: 1.68700%   Comment: Collateral Value used for Underwriting: $xxx. Loan Amount: xx LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -62 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx However Note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect loan origination fee at xx However, final CD dated xx reflects loan origination fee at xx This is an increase in fee of $511.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Subject loan is FHA. MI certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42%. Tape shows revised AUS came back as refer; DTI not provided. Unable to rely on docs in file and unable to calc ATR."
* Cash out purchase (Lvl 2)     "The subject loan is purchase case. However final CD dated xx reflects cash to in the amount of xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.904% exceeds APR threshold of 5.610% over by 0.294%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 5.904% exceeds APR threshold of 5.610% over by 0.294% disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87656545	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,154.12	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	52.554%	First	Final policy	Not Applicable	Not Applicable	11/xx/2021	xx	Not Applicable	4.750%	$1,419.68	12/xx/2021	Financial Hardship	According to the updated title report datedxx No prior year delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of xx

The modification agreement was made between lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of 4.750% beginning from 1xx with a maturity date of xx The modification does not have a balloon provision. The loan was modified once since origination.

As per comment dated xx the servicer provided 3 months FB plan which began from xx to xx

As per comment dated xx, the borrower's income is impacted by covid-19.

As per comment dated xx, the subject property is occupied by unknown party. No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
As per the collection comment dated 11/xx/2022, the borrower disputed fees/charges. Further details not provided.
As per the collection comment dated 8/xx/2023, the loan was modified in 2021. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of 4.750% beginning from 1xx with a maturity date of xx The modification does not have a balloon provision. The loan was modified once since origination.	Field: Borrower DTI Ratio Percent Loan Value: 52.554% Tape Value: 57.000% |---| -4.446% |----| -4.44600% Comment: As per tape data, Post Close DTI is 57.000%. However Final Application documents reflects as 48.211%. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: 1xx   Variance: -23 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 4/xx/2022   Variance: 665 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.55% as the borrower’s income is xx and the total expenses are in the amount of xx and the loan was underwritten by AUS/DU and the post closing AUS/DU (xx Page #xx has a recommendation of “Approve/Ineligible” due to exceeded DTI and DTI is showing in it as 52.55%."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test. The finance charge disclosed on final CD as xx & the calculated finance charge is xx for an understated amount of -xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 48.211%. Tape shows post close QC rental income miscalculation and DTI at 75%. Lender tried to mitigate at 57% but AUS still invalid. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67157202	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,942.68	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	52.538%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx	According to the tap data payment history as of xx, the borrower is currently performing and the next due date for payment is 0xx. The last payment received date is unavailable. The current P&I is in the amount of xx The interest rate is 3.125%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:Borrower is performing.

According to the tap data payment history as of xx, the borrower is currently performing and the next due date for payment is 0xx. The last payment received date is unavailable. The current P&I is in the amount of xx and current PITI amount is unavailable. The interest rate is 3.125%. The current UPB reflected as per the payment history is in the amount of xx

Borrower’s employment details were not given in application document.

The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: Unavailable   Tape Value: 4/xx/2022   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: xx   Variance: 12.500%   Variance %: 12.50000%   Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 87.379%   Tape Value: 87.380%   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 12/xx/2021   Variance: -7 (Days)   Variance %:    Comment: Updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 87.379%   Tape Value: 87.380%   Variance: -0.001%   Variance %: -0.00100%   Comment: Collateral Value used for Underwriting: $xxx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $xxx Variance: Variance %: Comment: The subject loan is refinance. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan does not meet GNMA requirement of 25% guaranty as the loan closed with 12.5% guaranty."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.53% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxpg#xxxand its recommendation is Approve/Eligible with a DTI of 52.54%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98991920	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,848.16	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx No active judgments or liens have been found against the borrower.xx	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of $1,418.01. The UPB reflected as per the payment history is in the amount of xx with deferred balance is in xx	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx with deferred balance is in xx
As per the comment dated xx the reason for default is an xx borrower.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the comment dated xx the loan was modified between borrower and servicer. Also tape data reflected deferred balance in the amount of xx No further details have been found. However, a copy of modification agreement is missing in the loan file.	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2022   Tape Value: 4/xx/2022   Variance: 42 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 10/xx/2020   Variance: -10 (Days)   Variance %:    Comment: As per tape data, Note date is xx However Note documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: As per tape data, Stated maturity date is xx .However note documents reflects it 11/xx/2050. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised LE dated xx Document tracker is missing and 3 business days were added to get receipt date xx is on after the initial closing disclosure delivery date xx which is the consummation date xx
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows in VA IRRRL streamline refinance loans, there should waiting period or GAP between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66600384	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	Other	$0.00	$7,884.95	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.146%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx There are no prior year real estate delinquent taxes.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx.The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xxx, which was applied for the due date of xx and the next due date for payment is xx.The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
1003 is not reflecting employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: 4/xx/2022   Variance: 31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 51.960%   Variance: 0.910%   Variance %: 0.91000%   Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 52.870%   Tape Value: 51.960%   Variance: 0.910%   Variance %: 0.91000%   Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Update as per fcd. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan fails qualified mortgage points and fees test due to fees charged $4,751.05 fees threshold $3,807.64 over by +$943.41.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: $1,488.00
Processing Fee paid by Borrower: $610.00
Rate Lock Fee paid by Borrower: $337.05
Underwriting Fee paid by Borrower: $695.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on final closing disclosure dated xx Initial closing disclosure dated xx reflects appraisal review fee (paid by lender) at$200.00. However, final closing disclosure dated xx reflects appraisal review fee (paid by lender) at $150.00. This is decrease of +$50.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged $4,751.05 exceeds fees threshold of $3,807.64 over by +$943.41.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,621.00
Points - Loan Discount Fee paid by Borrower: $1,488.00
Processing Fee paid by Borrower: $610.00
Rate Lock Fee paid by Borrower: $337.05
Underwriting Fee paid by Borrower: $695.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS on the loan flipped to Refer at the time of insuring. Loan does not meet manual UW guidelines due to front ratio is at 47/49%. The loan is uninsured."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged $4,751.05 exceeds fees threshold of $3,807.64 over by +$943.41.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,621.00
Points - Loan Discount Fee paid by Borrower: $1,488.00
Processing Fee paid by Borrower: $610.00
Rate Lock Fee paid by Borrower: $337.05
Underwriting Fee paid by Borrower: $695.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.146%. Tape shows AUS at close came back as refer at 49% and invalidated the prior AUS. Further details not provided. Unable to calc ATR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failedxxtest threshold test due to APR calculated 4.701% exceeds APR threshold of 4.860% variance -0.159% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.701% exceeds APR threshold of 4.410% over by +0.291% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 4.701% exceeds APR threshold of 4.410% over by +0.291% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.146% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxpg#xxxand its recommendation is “Approve/Eligible” with a DTI of 49.146%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40222266	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.660%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated xx No active judgments or liens have been found. The taxes are to follow.	According to the tape of payment history as of xx, the borrower is current with the loan and the next payment is due for xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of 3.990%. The current UPB is reflected in tape for the amount of xx	Collections Comments:The loan is currently in performing and the next payment is due for xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. No records for foreclosure and bankruptcy have been found. xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Investor |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed thexx

Loan failed TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test .Finance charge disclosed on Post CD as xx Calculated finance charge is xx for an under disclosed amount of xx Reason for finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Final Application Incomplete (Lvl 3)     "Lender loan information addendum is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan closed as no cash-out refinance; however, it was a cash-out refinance due to the payoff of a non-purchase 2nd. LTV exceeds the max allowed."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.660%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xxPage #xxand its recommendation is “Accept” with a DTI of 44.00%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55275786	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,683.10	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	50.704%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx No active judgments or liens have been found. Taxes of 2021 have paid in the amount of xx	According to the payment history as of xx, the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of xx
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at Journeys as a manager for 10 years.
The covid-19 attestation has been found located xxx pg#473.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 50.704% Tape Value: 43.452% |---| 7.252% |----| 7.25200% Comment: As per data DTI ratio percent is 43.452%. However, documents shows 50.704% Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Original Note shows, date of note is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects, address of street property is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: As per Tape data, Stated Maturity Date is xx However Note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects appraisal fee at $450.00. However, final CD dated xx reflects appraisal fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 50.70%. Tape shows income miscalculation. Corrected income of xx resulted in revised DTI of 57.222%. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.704% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx) and its recommendation is “Approve/Ineligible” with a DTI of 50.70%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62623469	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,037.86	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	47.128%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate 3.125 % which was applied for the due date xx. The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate 3.125 % which was applied for the due date xx. The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xxpg#712".xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Stated Maturity Date Loan Value: 1/xx/2051 Tape Value: 2/xx/2051 |---| -31 (Days) |----| Comment: As per Tape data, Stated Maturity Date is xx However Note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of -xx Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Final Closing Disclosure dated xx Initial LE dated xx reflects Lender Credit at $1,406.00. However, Final CD dated xx reflects Lender Credit at xx This is decrease of -$69.98 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.128% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx) and its recommendation is “Approve/Eligible” with a DTI of 47.128%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8135221	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,009.99	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.180%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is currently 3 months delinquent with the loan. Last payment was received on xx which was applied to xx The next due date for payment is 1xx. The P&I is in the amount xx with an interest rate as per payment history is xx The current UPB reflected is in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is in collections.

According to the payment history as of 3/xx/2022, the borrower is currently 3 months delinquent with the loan. Last payment was received on xx which was applied to xx The next due date for payment is 1xx. The P&I is in the amount $491.00 with an interest rate as per payment history is 2.316%. The current UPB reflected is in the amount of xx

The collection comment dated xx the subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Update:
As per the collection comment dated 10/xx/2022, the borrower was on Covid-19 FB plan. Further details not provided.
As per the collection comment dated 10/xx/2022, borrower was in process of selling another property and paid in full the subject loan. But the comment dated 2/xx/2023 shows that borrower wanted to reinstate the subject loan by selling another property. The comment dated 3/xx/2023 and 4/xx/2023 shows that she sold her different property and reinstated the subject loan. Further details not provided.
As per the collection comment dated 4/xx/2023 and 4/xx/2023, the foreclosure case was canceled as the loan was reinstated. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections |---| |----| Comment: Current legal status is loan in collection, 60-119 days. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Deferred balance amount is xx   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 7/xx/2020   Tape Value: 1xx   Variance: -520 (Days)   Variance %:    Comment: Forbearance plan started dated 7/xx/2020.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: 0.00003%   Comment: Original balance (or Line amount ) is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 95.469%   Tape Value: 95.470%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 95.469%   Tape Value: 95.470%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000004444444444321   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of refinance per application is Debt consolidation. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at xx Page #xx"."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8420294	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,526.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.920%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No prior year delinquent taxes have been found.	According to payment history as of 3/xx/2022, the borrower is currently delinquent for 5 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.490%. The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx the borrower is currently delinquent for 5 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.490%. The current UPB reflected as per the payment history is in the amount of xx
xx

As per collection comment dated 4/xx/2022, the subject property is affected by natural disaster.

Foreclosure Comments: Not Applicable
Bankruptcy Comments: Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xx   Variance: $0.03   Variance %: 0.00004%   Comment: Original loan amount is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 70.980%   Variance: 0.003%   Variance %: 0.00300%   Comment: CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 70.983%   Tape Value: 70.980%   Variance: 0.003%   Variance %: 0.00300%   Comment: LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is moderate as the loan failed for the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.
The loan data is xx and comparison data is xx hence, the variance is -xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $162,936.88. The disclosed finance charge of $162,765.95 is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is xx and comparison data is $162,936.88; hence, the variance is -$170.93."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."xx
Charged : 11.040%   Allowed : 5.550%   Over By : +5.490%

This loan failed the HOEPA higher-priced mortgage loan test. ( 12 CFR §1026.35(a)(1) , transferred from 12 CFR §226.35(a)(1) as enacted in 2008 )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher priced mortgage loans even if the additional conditions are met."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87491292	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$1,531.63	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.100%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	584	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report datedxx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is 11 months delinquent with the loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx The current P&I is $496.14 & PITI is xx The stated current rate is 4.999%. The UPB amount is xx	Collections Comments:The loan is currently in collection.
According to payment history as of xx the borrower is 11 months delinquent with the loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx The current P&I is $496.14 & PITI is $917.36. The stated current rate is 4.999%. The UPB amount is xx
According to the comment dated xx the subject property is owner occupied.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 1/xx/2012   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xxx   Variance: $0.10   Variance %: 0.00009%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.774%   Tape Value: 67.770%   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 67.774%   Tape Value: 67.770%   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test :
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test :
The finance charge is $232,691.80. The disclosed finance charge of $133,061.22 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the documentation type test :
The loans document type is "No Documentation," "No Asset Verification," "No Asset or Income Verification," "No Income Verification," or "Reduced," or the document type is not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test :
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test :
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13682530	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	02/xx/2024	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.486%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx No prior year delinquent taxes have been found. Further details not provided.	According to the payment history as of xx the borrower is currently delinquent for 2 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.486% The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is 1/xx/2022. The last payment was received on 12/xx/2021 in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of $620.47 with an interest rate of 9.486% The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx the borrower’s income is impacted by covid-19.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating below expectation.

Further details not provided.

Foreclosure Comments:As per the foreclosure documents located at (xxx), the foreclosure was initiated on xx the complaint was filed on xx under case# xx the judgment was enter on 7/xx/20xx. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower Last Name Loan Value: xx Tape Value: xxx |---| |----| Comment: Borrower last name is xxx however is xx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections, < 60 Days   Variance:    Variance %:    Comment: Current legal status is collections, < 60 Days however is collections, >= 120 Days.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $6877.84   Variance:    Variance %:    Comment: Deferred balance amount is xx however is unavailable.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 3/xx/2021   Variance:    Variance %:    Comment: Doc date of last modification is 3/xx/2021 however is unavailable.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 2/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxx   Tape Value: $xxx   Variance: $0.01   Variance %: 0.00002%   Comment: Original balance is xx however is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 26.692%   Tape Value: 26.690%   Variance: 0.002%   Variance %: 0.00200%   Comment: Original CLTV ratio percent is xx however is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 26.692%   Tape Value: 26.690%   Variance: 0.002%   Variance %: 0.00200%   Comment: Original standard LTV is xx however is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.48600%   Tape Value: 9.49000%   Variance: -0.00400%   Variance %: -0.00400%   Comment: Original stated rate is xx however is 9.4860%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Payment history string is xxx however is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Payment history string reversed is xx however is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per application is cash-out other however is unavailable.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the loan file doc- "235656140_217954444_1717222_post_close.pdf.pg#228" which shows the original note has been lost, misfiled, misplaced or destroyed. However, the scanned copy of the note is Unavailable in the loan file located at “235656140_217954444_1717222_post_close.pdf.pg#228”."	* Application Missing (Lvl 2) "Loan application (1003) is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License andxx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator is “Moderate” as loan is failing for-

1- Interest Rate Test.
2- PA License Validation Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the
																																																																																								property is located."		Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	618
24287505	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$696.55	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.100%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is currently delinquent for 02 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date 1xx. The current P&I is in the amount of $638.80 and current PITI is in the amount of xx with an interest rate of 9.600%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection, <60 days.

According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date 1xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.600%. The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx the borrower’s income is impacted by covid-19.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is average and servicing rating metes expectation.

Further details not provided.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xxx   Variance: $0.02   Variance %: 0.00003%   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 91.285%   Tape Value: 91.290%   Variance: -0.005%   Variance %: -0.00500%   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 91.285%   Tape Value: 91.290%   Variance: -0.005%   Variance %: -0.00500%   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: PH string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: PH string is xxx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer document is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7560993	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$80.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.850%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent with the loan for 1 month and the next due date for the regular payment is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The monthly P&I is in the amount of $460.82 and interest rate is 10.850%. The current UPB is in the amount of xx	Collections Comments:Loan is currently in Collection.
As per latest 24 months servicing comment the borrower is delinquent with the loan for 1 month and the next due date for the regular payment is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The monthly P&I is in the amount of xx and interest rate is 10.850%. The current UPB is in the amount of xx
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of reason for default has been found.
The loan has not been modified since origination. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80%	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 96.900%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 96.896%   Tape Value: 96.900%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application located at xxPage #xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator is moderate due to the loan is failing for TILA Finance Charge Test & TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx and comparison data is xx hence, the variance is -$190.15.
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $130,643.59. The disclosed finance charge of $130,453.44 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx and comparison data is $130,643.59; hence, the variance is -$190.15.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $130,643.59. The disclosed finance charge of $130,453.44 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the SC. The following state disclosures are missing in the loan file;
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "The loan is conventional and LTV exceeds xx Hence, the MI certificate is required, which is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28666327	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,000.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.990%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No prior year delinquent taxes have been found.	According to latest payment history as of 3/xx/2022, the borrower is currently delinquent for 1 month and the next due date is xx The last payment was received on 2/xx/2022 in the amount of xx which was applied for the due date 1/xx/2022. The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is 9.490%.

Collections Comments:The loan is currently in the collection and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date xx The unpaid principal balance is reflected in the amount of xx The current P&I is $466.76 and the interest rate is 9.490%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx the reason for default is curtailment of income. As per the comment dated xx the subject property is vacant. No comment pertaining damage to the subject property has been observed.

Update:
As per the collection comment dated xx the borrower’s income was impacted by Covid-19. Further details not provided.
As per the collection comment dated xx the subject property was vacant. Latest comment does not reflect current occupancy status.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xx   Variance: $-0.03   Variance %: -0.00005%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 103.240%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 103.236%   Tape Value: 103.240%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the prohibited fees test. Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited.

Prohibited Fees Test: FAIL    Charged: $205.00    Allowed: $0.00   Over by: +$205.00

Prohibited fees test inclusion-

																																																																																								1103 Title Examination Fee $205.00"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55666881	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$440.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.520%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx No active liens and judgments have been found. No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent for 10 months and the next due date for payment is xx The last payment was received on xx which was applied due date on 0xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.520%. The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:The loan is in collections.
According to the payment history as of xx the borrower is delinquent for 10 months and the next due date for payment is xx The last payment was received on xx which was applied due date on xx. The current P&I is in the amount of $275.98 and current PITI is in the amount of xx with an interest rate of 9.520%. The current UPB reflected as per the payment history is in the amount of xx
According to servicing comments dated 03/xx/2022, the borrower has been impacted due to the COVID-19 pandemic.
No evidence has been found regarding the foreclosure, damage and litigation.
As per servicing comments borrower will try to payment with FB plan, no further details provided.

Update:
As per the collection comment dated xx the servicer provided FB/deferral plan to the borrower starting on xx The total 12 payments have been deferred. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: xx   Variance: $0.04   Variance %: 0.00012%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 93.620%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 93.616%   Tape Value: 93.620%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the prohibited fees test. Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited.

Prohibited Fees Test: FAIL    Charged: $205.00    Allowed: $0.00   Over by: xx

Prohibited fees test inclusion-

1103 Title Examination Fee $205.00"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Iowa . The following state disclosures are missing in the loan file; 1. Cosigner Notice 2. Notice to Consumer 3. Compliance with Truth in Lending Act 4. Choice of Insurer Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing Transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62657252	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,668.74	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx No prior year delinquent taxes have been found.	According to payment history as of xx the borrower is currently delinquent for 1 month and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date 1/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of $88xx5.64 with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of the loan is in collection.

According to payment history as of 3/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date 1/xx/2022. The current P&I is in the amount of $885.64 and current PITI is in the amount of $885.64 with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of xx

The reason for default is unable to be determined.

The occupancy of the subject property is unable to be determined.

No comments have been found stating the borrower’s income was impacted by Covid-19.

Collection comment dated xx shows that the subject property was damaged due to water damage on 5/xx/2020. Comment dated xx shows that the claimed check for the amount of xx was approved for the commencement of repairs. Collection comments do not show any Comment stating that the damage have been repaid on not.

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Mortgage Insurance for xx	Field: Borrower #2 Middle Name Loan Value: xx Tape Value: S |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 11/xx/2008   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xx   Variance: $0.25   Variance %: 0.00015%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at "xxPage #xx", which states that the original note has been misplaced or destroyed. However, a duplicate copy of the note is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at xxPage #xx." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan document." * Mortgage Insurance Certificate missing (Lvl 2) "The loan is conventional and LTV exceeds xx Hence, the MI certificate is required, which is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,400.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88600284	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,332.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.768%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2020	xx	Not Applicable	6.768%	$164.73	11/xx/2020	Financial Hardship	According to the updated title report dated xx No active judgments or liens have been found. No prior year delinquent taxes have been found.	According to the payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date 2/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.768%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 3/xx/2022. The last payment was received on 2/xx/2022 in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of $278.44 with an interest rate of 6.768%. The current UPB reflected as per the payment history is in the amount of xx

As per comment dated 09/xx/2020, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated 5/xx/2020, the reason for default is curtailment of income.

As per comment dated xx the borrower confirmed, he is not impacted by covid-19.
The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of 6.768% beginning from xx with a maturity date of xx

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of 6.768% beginning from xx with a maturity date of xx The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application Initial Escrow Acct Disclosure Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Loan is currently performing. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2020   Tape Value: 12/xx/2020   Variance: -54 (Days)   Variance %:    Comment: Modification date is 11/xx/2020.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xx  Variance: $-0.01   Variance %: -0.00003%   Comment: Original principal balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 32.231%   Tape Value: 32.230%   Variance: 0.001%   Variance %: 0.00100%   Comment: Original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 32.231%   Tape Value: 32.230%   Variance: 0.001%   Variance %: 0.00100%   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.76800%   Tape Value: 6.77000%   Variance: -0.00200%   Variance %: -0.00200%   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Application is missing from the loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final Application is missing from the loan file." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal document is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			626	Unavailable
18038346	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,053.19	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.670%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	xx	xx	3.170%	$322.00	12/xx/2009	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment is with xx a xx  its successors and assigns.

There is an active junior mortgage available in the updated title report with the amount of xx in favor of xx and political subdivision of the State of Florida.” and which was recorded on xx

1st combined taxes of 2021 have been paid in the amount of xx on xx
No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is currently delinquent forxx and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx , the borrower is currently delinquent for 24 months and the next due date for payment is xx  The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of $xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx, the reason for default is borrower’s income impacted by covid-19.

As per comment dated xx, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx and FB ends on xx . Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of the loan is xx. As per latest payment history as of xx, P & I is xx and rate of interest is xx However, AOT is available in the loan files located at xx
As per the AOT term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx.	Credit Application Prepayment Penalty Rider	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value: xx  Variance: xx   Variance %: xx   Comment: Changes as per note document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Changes as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage Points and Fees Threshold Test. Total fees charged is xx and allowed xx however it is over charged by xx
Fees Included-
Loan Discount Fee xx
Tax Related Service Fee xx
Credit Life Insurance Premium xx
Disability Insurance Premium xx
Involuntary Unemployment Insurance Premium xx
This loan failed the prepayment term test."
* ComplianceEase Risk Indicator is "Critical" (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage Points and Fees Threshold Test."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.
The loan data is xx and comparison data is xx hence, the variance is -xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is xx and comparison data is xx hence, the variance is -xx

This loan failed the TILA APR test.
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is xx and comparison data is xx hence, the variance is -xx
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds xx% (Lvl 2)     "LTV/ CLTV exceeds xx%
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49805492	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.856%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx as nominee forxx.

The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx

There is one active prior mortgage available against the subject property in the amount of xx in the favor of Equibank and which was recorded on xx .

No active judgments or liens have been found.

According to the payment history as of xx the borrower is currently 4 months delinquent with the loan and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx the borrower is currently 4 months delinquent with the loan and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx the reason for default is curtailment of income.

As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx to xx Further details not provided.

Loan is not modified since origination.
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Origination Appraisal	Field: Forbearance Plan Start Date Loan Value: xx Tape Value: xx |---| -3 (Days) |----| Comment: Forbearance plan start date is xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original principal balance is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52524973	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$343.82	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.446%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx withxx with xx. The chain of assignment has been completed; currently the assignment is with lender xx. There is a state tax lien of State of South xx with amount xx and recorded on xx The county taxes of xx are paid with amount xx on xx	As per the review of payment history as of xx the borrower is currently delinquent for 1 month and next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and UPB is xx as per provided payment history excel.	Collections Comments:As per the review of payment history as of xx the borrower is currently delinquent for 1 month and next due date is 02/xx/2022. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and UPB is xx as per provided payment history excel. As per comment dated xx reason for default is curtailment of income. No any details found in collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower #1 x x Loan Value: xx Tape Value: L |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application document is missing from loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower's."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91513388	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$528.51	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lenderxx, a Corporation for the amount of xx which was recorded on xx
Last assignment is with the x xx xx xx
There is one prior mortgage against the subject property in the favor of xx, a widow for the amount of xx which was recorded on xx
There are two judgments against the borrower in the favor of x x . and xx for the amount of xx and xx which was recorded on xx & xx
Annual county taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent from 03 months and the next due date is xx Last payment was received on xx in the amount of xx Current P&I is xx and the interest rate of xx The new UPB is reflected in the amount of xx	Collections Comments:The loan is in the collection.
According to the payment history as of xx the borrower is delinquent from 03 months and the next due date is xx Last payment was received on xx in the amount of xx Current P&I is xx and the interest rate of xx The new UPB is reflected in the amount of xx
As per the comment dated xx the borrower’s income was impacted by covid-19.
The loan was not modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final Application document is missing from this loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41405711	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$385.52	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.540%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2013	xx	xx	5.000%	$364.73	05/xx/2013	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx on xx with the lender xxwhich was recorded on xx
The chain of assignment has been completed as the subject mortgage is with xx
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx
1st installment taxes of 2021 have been paid in the amount of xx
2nd installment taxes of 2021 are due in the amount of xx on xx	According to the payment history as of xx the borrower has been delinquent with the loan for 1 month and the last payment was received on xx which was applied for xx and the next due date for the payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx the borrower has been delinquent with the loan for 1 month and the last payment was received on xx which was applied for xx and the next due date for the payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of xx
As per the comment dated xx the borrower’s income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the collection comment dated xx the xx was xx.
As per the collection comment dated x and xx the servicer provided FB plan that ran from xx to xx
As per the collection comment dated xx the evidence has been found regarding dispute. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx. on xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of xx and new P&I is in the amount of xx that began from xx The maturity is xx The deferred balance in the amount of xx There is no provision for the balloon payment.	Credit Application Missing Required State Disclosures Mortgage Insurance for xx	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| xx-x |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: x   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 / application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate due to Interest Rate Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: xx
Loan Data xx Comparison Data xx Variance xx
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH. The following state disclosures are missing in the loan file;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "The loan is conventional and LTV exceeds xx Hence, the MI certificate is required, which is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84944872	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$612.88	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2018	xx	Not Applicable	10.750%	$396.66	09/xx/2018	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xxx for the amount xx held by xx

The chain of assignment is complete. The last assignment is with “xx”.

There is one junior judgment (hospital lien) active against the borrower which was recorded on xx in the favor of x x However, the amount is not provided.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx x last payment was received on xx in the amount of xx with interest rate xx % which was applied for the due date xx The current UPB as of the date is xx	Collections Comments:The current status of the loan is bankruptcy.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx The last payment was received on 3/xx/2022 in the amount of $396.66 with interest rate x % which was applied for the due date x The current UPB as of the date is xx
No foreclosure evidence has been found.
As per collection comment dated xx the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx
According to the collection comment dated xx the subject property was affected by natural disaster. No further details have been found regarding damage/repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xx records, the debtorxxshows the secured claim in the amount of $xxx and the value of collateral which supports the claim is xx So, the unsecured amount is xx The case was dismissed on 03/xx/2019 but not yet terminated.	Notice of loan adjustment agreement was made between the borrower and lender on the effective date xx The borrower has promised to pay the new principal balance of xx with the fixed interest rate xx % and P&I of xx that began from the first payment date xx till the maturity date of xx The servicer has agreed to forgive the principal amount of xx which exceeds x of the modified principal balance. The interest bearing amount is xx	Affiliated Business Disclosure Credit Application Origination Appraisal	Field: Borrower #2 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: x   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xxx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as xx Calculated finance charge is xx for an under disclosed amount of -xx  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

This loan failed the TILA foreclosure rescission finance charge test."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38863961	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$703.90	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.460%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Vacant Land	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of x x
The chain of assignments has been completed. The mortgage is currently assigned to xx", which was recorded on xx
There is a junior mortgage active against property in the favor of “xx.”, which was originated on xx and recorded on xx in the amount of xx with xx.
The 2nd installments of county taxes for the year of 2022 have been due in the amount of x on xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent with the loan for a month and the next due date for the regular payment was xx The last payment was received on xx in the amount of x (PITI) which was applied for the due date of xx The monthly P&I is in the amount of xx with an interest rate of xx %. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of xx with an interest rate of xx %. The current UPB is reflected in tape for the amount of xx
As per comment dated xx the subject property is vacant.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Note reflects, original lien amount is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: Single Family Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Vacant Land (Lvl 4) "The appraisal report is missing from the loan file. However, the seller’s tape data reflects property type as single family. As per latest xx report dated xx located at xx, the subject property type is vacant land/lot and also tax report reflects property type as xx	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in WA. The following state disclosures are missing in the loan file;
1. Choice of Insurance Notice
																																																																																								2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85291524	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$654.08	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	608	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2019	xx	Not Applicable	7.999%	$348.38	04/xx/2019	Financial Hardship	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lenderxx., a Corporation in the amount of xx was recorded on xxxx
The chain of the assignment has been incomplete. Currently, the mortgage assignment is withxxwhich was recorded on xx
There are two judgment against borrower in the total amount of xx was recorded with different plaintiff’s and recorded on xx and xx

Annual property taxes for the year 2021 were paid dated on xx in the amount of xx

No prior year’s delinquent taxes have been found.	Review of the payment history dated as of xx reveals that borrower has been performing with the loan. The last payment was received in the amount of xx on xx which was applied for the due date of xx The next due date is xx and current P&I is xx UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx	Collections Comments:The current status of the loan is collection.

Review of the payment history dated as of xx reveals that borrower has been performing with the loan. The last payment was received in the amount of xx on 3/xx/2022 which was applied for the due date of xx The next due date is 03/xx/2022 and current  P&I is $348.38.Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx & the new UPB is xx with interest bearing amount xx and servicer agrees to forgive xx The borrower has promised to pay the P&I of xx with the fixed interest rate 7.9xx99 % that began from the first payment date xx till the maturity date of xx No deferred amount has been noted.
The modification further divided into 3 steps and from xx borrower to pay xx with interest rate x for 12 months and from xx till maturity date of xx borrower promise to pay xx with interest rate x
Credit Application Origination Appraisal	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.01   Variance %: 0.00002%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -0.00080%   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents. However, credit application is available and can be located at xx
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71502241	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$161.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.450%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2020	xx	Not Applicable	1.999%	$134.79	12/xx/2020	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on x and recorded on xx in the amount of xx with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment is with xx, a xx which is recorded on xx

There are three civil judgments available against the subject property with a total amount xx in the favor of “xx.” which was recorded on xx xx and xxx

County annual taxes of 2021 have been paid in the amount of xx on xx

No prior year delinquent taxes have been found.
According to the payment history as x x the borrower is currently delinquent for 13 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to the payment history as of xx the borrower is currently delinquent for 13 months and the next due date for payment is xx The last payment was received on xx in the amount of x which was applied for due date 1/xx/2021. The current P&I is in the amount of $131.14 and current PITI is in the amount of $267.73 with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per tape data, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated 03/xx/2021, the reason for default is curtailed income.

As per comment dated 02/xx/2021 the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xxFurther details not provided.

According to the PACER, the borrower xxed on 03/xx/2020. The last filing date is 05/xx/2022.

Foreclosure Comments: Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx
The debtor shall pay the trustee xx every two weeks for 36 months under chapter 13.
The last filing date is 05/xx/2022.	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a step modified interest rate of 1.999% to xx beginning from xx with a maturity date of xx The modification does not have a balloon provision. The loan has been modified once since origination.

As per loan modification agreement adjustment located at “xx
Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -3 (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: x   x Value: xx   Variance: -1.000%   Variance %: -1.00000%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -x (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Value: xx   x -xx   Variance %: -1.00000%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: -x x   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -xx   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: CLTV ratio xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: LTV ratio xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx  Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Hud-1 along with fee itemization, closing instruction and estimated hud-1 are missing from the loan file."
* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81828244	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$418.00	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.410%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held byxx., a Corporation. The chain of assignment is complete. The last assignment is with “xx”. No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	Review of payment history as of xx shows that the borrower is 2 months delinquent with the loan. The next due date is xx The last payment was received on xx in the amount of xx with interest rate 6% which was applied for the due date xx The current UPB as of the date is xx	Collections Comments:The current status of the loan is collection. Review of payment history as of xx shows that the borrower is 2 months delinquent with the loan. The next due date is xx The last payment was received on 3/xx/2022 in the amount of $299.76 with interest rate 6% which was applied for the due date xx The current UPB as of the date is xx No foreclosure and bankruptcy evidence has been found. As per collection comment dated xx the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx to xx According to collection comment dated 3/xx/2021, the property is affected by natural disaster. As per comment dated xx there was water leakage in home. Further details not provided regarding damage/repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, 60-xx Days Tape Value: Collections, < 60 Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   x x   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: x   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Application document is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator is Moderate due to  The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
																																																																																								* ComplianceEase State Regulations Test Failed (Lvl 2) "The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98054010	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$982.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2022	xx	Not Applicable	3.875%	$438.49	05/xx/2022	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on x and recorded on xx in the amount of xx with x., a corporation with xx
The chain of assignment has been completed. Currently, the assignment is withxx

There is a civil judgment against the borrower in thexxCredit in the amount of xx which was recorded on xx
Annual county taxes of 2021 have been paid on xx in the amount of xx
According to the payment history as of xx the last payment received date is unable to be determined and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 3/xx/2022, the last payment received date is unable to be determined and the next due date for payment is 6/xx/2022. The P&I is in the amount of $438.49 and PITI is in the amount of x The UPB reflected as per the payment history is in the amount of xx
As per the comment dated xx the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the document located at “xx” and comment dated 11/xx/2021, the subject property was damaged due to wind on 10/xx/2021.  As per the comment dated 11/xx/2021, the claim check was received in amount of xx No details have been found regarding completion of repairs.

Update:
As per the collection comment dated 2/xx/2023, both the borrowers’ deceased. Unable to determine the date of death for both the borrowers’.
As per the collection comment dated xx the foreclosure case was canceled as the loan was reinstated. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower and servicer. The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx % and the borrower promises to pay P&I in the amount of xx beginning from 5/xx/2022. The maturity date as per modification is xx The interest-bearing amount is xx There are no deferred balance & principal forgiven amount.	Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: As per the comment history, the current status of the loan is performing. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 310 (Days)   Variance %:    Comment: According to the modification, the loan was modified on xx between the borrower and xx.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: x   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: According to the modification, the loan was modified on xx between the borrower and xx. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Application document is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44994372	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$700.62	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.850%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2021	xx	xx	2.875%	$61.35	12/xx/2021	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xxC” The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx No active judgments or liens were found. The 2021 county annual taxes have been paid in the amount of xx on x No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent from 02 months and the next due date is xx Last payment was received on xx in the amount of x Current P&I is xx and the interest rate of xx The new UPB is reflected in the amount of xx	Collections Comments:The loan is in the collection. According to the payment history as of xx the borrower is delinquent from 02 months and the next due date is x Last payment was received on x in the amount of $168.32. Current P&I is xx and the interest rate of xx The new UPB is reflected in the amount of xx The loan was modified on x As per the comment dated xx the borrower’s income was impacted by covid-19. No foreclosure activity has been found. No bankruptcy details have been found. As per the comment dated xx the subject property had roof damaged. The comment dated xx shows the subject property has been affected due to natural disaster. As per the comment dated xx the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xxunt is xx The borrower had promised to pay the monthly P & I is $61.35 beginning from 12/xx/2021 and a new maturity date of xx with modified interest rate xx There is no principal forgiven amount.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for xx	Field: Forbearance Plan Start Date Loan Value: xx Tape Value: xx |---| 61 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit application."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.   Loan failed NC RSHL Modified HMDA APR threshold due to APR calculated xx exceeds APR threshold of xx by xx Loan failed NC RSHL Conventional Mortgage Rate APR threshold due to APR calculated 12.040% exceeds APR threshold of xx over by xx  This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.  This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No Documentation"."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the NC State. The following state disclosures are missing in the loan file; 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "The loan is conventional and LTV exceeds xx Hence, the MI certificate is required, which is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33243360	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,688.97	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.160%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lenderxxamount of xx
The chain of assignment has not been completed. There is gap in assignment fromxto xxxxon. Currently, the assignment is fromxxa xx recorded on xx
There are 2 credit card judgments against the borrower, first in the favor of xx for the amount of xx recorded on xx and second in the favor of x,  for the amount of xx recorded on xx
Combined annual taxes for the year of 2022 have been paid in the amount of xx on xx
No prior year delinquent taxes have been found.
According to latest payment history as of xx the borrower is currently delinquent for 1 month and the next due date is xx The last payment was received on xxx in the amount of xx which was applied for the due date xx The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently in the collection and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date xx The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx the reason for default is curtailment of income. FB plans ran and were extended several times from xx or last fb plan was provided on xx As per the comment dated xx the subject property is unknown occupied. As per the comment dated xx the modification agreement was printed. As per the comment dated xx the subject property is located in natural disaster. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of xx The P&I as per payment history is the xx and rate of interest is xx %, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx As per the comment dated xx the mod was received and the comment dated xx mod transactions were closed. As per the comment dated xx the modification agreement was printed. The Loan modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Report	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx x  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: x   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. An appraisal report is located at xxhe subject property type is manufactured Housing. However, the Affidavit of Affixation is not available in the loan file. The VIN# x not shows the legal of mortgage. The latest tax search report available in the updated title report dated xx and tape data shows subject property as Manufactured Housing. Also, the Final title policy does not show the any x endorsement for this manufactured housing. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83474333	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$4,099.55	$1,563.80	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	7.940%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx. for the amount of xx which was recorded on xx
Chain of assignment has been completed. Last assignment is with the “xx
No active liens and judgments have been found.
Annual county taxes for the year of 2020 & 2021 and the 1st installment taxes for the year of 2022 are delinquent in the total amount of xx and they are good through till xx

As per the payment history as of xx the borrower is delinquent from 04 months and the next due date is xx Last payment was received on xx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx	Collections Comments:The loan is in the collection.
As per the payment history as of xx the borrower is delinquent from 04 months and the next due date is xx Last payment was received on xx in the amount of xx xx an interest rate of xx The new UPB is reflected in the amount of xx
Reason for default is unable to be determined.
No foreclosure activity has been found.
The borrower had filed bankruptcy under chapter 7 with thxxon 05/xx/2020. The debtor was discharged on 08/xx/2020 and the case was terminated on xx per the comment dated xx the subject property is occupied by unknown party. No damage and repairs have been found.

Update:
As per the collection comment dated xx and xx the borrower filed for bankruptcy under chapter 7 withxxhe statement of intention shows the borrower’s intention is to surrender the property. But the comment dated xx shows the borrower surrendered the property. The bankruptcy case was discharged on xx
As per the collection comment dated xx the property was scheduled for tax sale on xx Further details not provided.
As per the collection comment dated xx the foreclosure case was canceled as the loan brought current under payment plan. Further details not provided.
As per the collection comment dated xx the borrower informed that tenant living in the home who was previously kicked out but the tenant claimed that she owned the property. The comment states she also broke in and took the note, title and mortgage from home. The comment dated x shows that this matter is currently being handled in court. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 7 with thexx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home does not attached with the short form title policy. Also, the x is not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation.""
* The property type does not match the Appraisal Report (Lvl 4) xx	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "The final loan application is missing along with the initial loan application from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21984602	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$396.65	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.141%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lenderxx for the amount of xx The chain of assignment has been completed. Currently, the assignment is fromxx a xxrecorded on xx There is prior hospital lien against the borrower in the favor of Sxx lien for the amount of xx recorded on xx County annual taxes for the year of 2021 have been paid in the amount of xx on xx County annual taxes for the year of 2020 have been paid in the amount of xx on xx No prior year delinquent taxes have been found.	According to latest payment history as of xx the borrower is currently delinquent for 6 months and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date xx The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently in the collection and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date xx The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx the borrower was impacted by covid-19. As per the comment dated xx the reason for default is curtailment of income. FB plans ran and were extended several times from xx or last fb plan was provided on xx As per the comment dated xx the borrower has deceased. As per the comment dated xx the subject property is located in natural disaster area. As per the comment dated xx there is a payment dispute. No comment pertaining damage to the subject property has been observed.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower Last Name Loan Value: Fells Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -xx xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are Updated from credit Application located at xx"
* DTI > 60% (Lvl 2)     "As per Final Application the total monthly income is $1,220.00 and expenses are $777.25. Hence, the DTI is greater than xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Alabama. The following state disclosures are missing in the loan file;
1. Choice of Insurer."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			623	Not Applicable
99152507	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	No	Not Applicable	First	$0.00	$5,317.20	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx subject mortgage was originated on xx with the lender “xxin the amount of xx which is recorded on xx
The chain of assignment has been completed as the current assignment is with xx recorded on xx
No active judgments or liens found.
Combined annual taxes of 2021 have been paid in the amount of xx on xx
No prior year delinquent taxes found.	According to the payment history as of xx the borrower is currently delinquent for 6 months with the loan. The last payment was received on xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is in collections. According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 6 months with the loan. The last payment was received on 3/xx/2022, the payment applied date was 8/xx/2021 and the next due date for payment is xx The P&I is in the amount of $1,544.12 and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx

As per comments dated 3/xx/2021 shows borrower's income has been impacted due to covid-19. No evidence has been found regarding bankruptcy and foreclosure. No information has been found related damage or repairs. As per servicing comment dated 10/xx/2021, the property occupancy stated as owner occupied.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx. The collection comments are missing from xx
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower#2 Last name xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Borrower#1 Last name xx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment: Original Stated Rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: xx Comparison Data: xx Variance: -xx
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx x Data: xx Variance: -x
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The state disclosure is missing f4rom the loan file.
1-Agent Preference Disclosure
2-Casualty Insurance Disclosure
3-Manufactured Home Loan  Disclosures"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9075891	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,454.72	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.690%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	569	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx the subject mortgage was originated on xx which is held by “xx.” In the amount of xx and this was recorded on xx
The chain of assignment is complete as the subject mortgage is currently assigned toxx
There are four state tax liens found against  xxin the total amount of xx in favor of State oxx which were recorded from xx to xx
There are two active civil judgments and one active renewed judgment against txx in the total amount of xx in favor of xx” and “xx” which were recorded from x to xx
The 1st installment combined taxes for the year of 2021 have been paid in the amount of xx
The 2nd installment combined taxes for the year of 2021 have been due in the amount of xx
No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is 1 month delinquent with the loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is xx The UPB amount is xx	Collections Comments:The loan is currently in collections.
According to payment history as of 3/xx/2022 the borrower is 1 month delinquent with the loan and the next due date for the payment is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of xx The current P&I is xx & PITI is xx The stated current rate is xx The UPB amount is xx
As per comment dated xx the reason for default is reduction in income due to covid-19.
According to the comment dated xx the subject property is owner occupied.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.002%   Variance %: xx   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value: xx:    Variance %:    Comment: Property address is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -11 (Days)   Variance %:    Comment: Maturity date is xx   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents, however credit application can be located at xx
																																																																																								* Application Not Signed by All Borrowers (Lvl 2) "Final 1003 is missing from the loan documents, however credit application can be located at xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92484257	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.230%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2022	xx	Not Applicable	3.875%	$70.72	05/xx/2022	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lenderxx for the amount of xx which was recorded on xx
Last assignment is with the xx
There is one junior civil judgment against the borrower in the favor of xx for the amount of xx which was recorded on xx
Annual county taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per the payment history as of xx the borrower is delinquent from 23 months and the next due date is xx Last payment was received on xx in the amount of xx with an interest rate of xx The new UPB is reflected in the amount of xx	Collections Comments:The loan is in the collection.
As per the payment history as of 05/xx/2022, the borrower is delinquent from 23 months and the next due date is xx Last payment was received on 07/xx/2020 in the amount of xx with an interest rate of 9.230%. The new UPB is reflected in the amount of xx
The borrower made the last payment as per rate reduction rider which is located at xx
The loan was modified on 05/xx/2022.
As per the comment dated 11/xx/2021, the borrower’s income was impacted by covid-19.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated 11/xx/2021, the subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx The modification does not have a Balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: x   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "Seller tape shows issue as “Junked”. No further details available."	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54797808	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,477.30	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	9.330%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	618	752	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx The chain of assignment has been completed. Currently, the assignment is with xx which is recorded on xx There is one credit card judgment available against the borrower with an amount xx in the favor of xx” which was recorded on xx County annual taxes of 2021 have been paid in the amount of xx on xx No prior year delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is performing. According to payment history as of xx xx borrower is current with the loan and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of $1,403.87 and current PITI is in the amount of xx with an interest rate of 9.330%. The current UPB reflected as per the payment history is in the amount of xx As per comment dated xx the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed. Loan is not modified since origination. As per comment dated 05/xx14/2022, the reason for default is financial hardship. As per comment dated 1/xx/2022 the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from 02/xx/2022 to 07/xx/2022. Further details not provided. According to the PACER, the borrower xxad filed for bankruptcy under chapter-7 with xx 10/xx/2020. The last filing date is 02/xx/2021. The case is discharged on 02/10xx/2021 and terminated on 02/xx/2021. Foreclosure Comments: Not Applicable
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowerxx101,232.62 and the value of the collateral is xx however, the unsecured portion is $00.00. The last filing date is 02/xx/2021. The case is discharged onxx	Not Applicable	Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy available in xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Loan is performing.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is missing from the loan file, However data considered from the credit application located at xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test : The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.   This loan failed the TILA foreclosure rescission finance charge test : The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx The disclosed annual percentage rate (APR) of xx is considered accurate because it is not more than xx of 1 percentage point above or below the APR of xx as determined in accordance with the actuarial method"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test : The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx   This loan failed the TILA foreclosure rescission finance charge test : The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx The disclosed annual percentage rate (APR) of xx is considered accurate because it is not more than xx of 1 percentage point above or below the APR of xx as determined in accordance with the actuarial method"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8803994	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$371.61	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.730%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2022	xx	Not Applicable	3.500%	$109.83	05/xx/2022	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx with xx

The chain of assignment has been completed. Currently, the assignment is withxx, its successors and assigns.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on xx in the amount of xx
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx However, the due date was adjusted twice from xx to xx The loan was modified on xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of $15xx9.58. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 3/xx/2022, the borrower is current with the loan. The last payment was received on 3/xx/2020 which was applied for the due date of xx However, the due date was adjusted twice from 4/xx/2020 to 11/xx/2021. The loan was modified on 5/xx/2022 and the next due date for payment is xx The P&I is in the amount of $109.83 and PITI is in the amount of $159.58. The UPB reflected as per the payment history is in the amount of xx
As per the comment dated xx the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower and servicer. The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx % and the borrower promises to pay P&I in the amount of xx beginning from xx The maturity date as per modification is xx The interest-bearing amount is xx There are no deferred balance & principal forgiven amount.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: As per the comment history, the current status of the loan is performing. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 188 (Days)   Variance %:    Comment: Date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.04   Variance %: xx   Comment: Original balance xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type: x
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed Payment history string reversed is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An appraisal report at the origination is located at xx” shows the type of subject property as a manufactured home. However, the affidavit of affixation is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from loan documents, however credit application can be located at x		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88113326	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$449.88	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	600	560	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2020	xx	Not Applicable	9.000%	$215.49	05/xx/2020	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held byxx
x
The chain of assignment is complete. The last assignment is with xx
There are 3 state tax liens available in UT in the total amount of xx held by same plaintiff xxrecorded on same date xx However, middle name of borrower is inconsistent. Hence, these liens are not considered.

2nd half county taxes of 2021 are due for xx in the amount of xx

No delinquent taxes have been found for the prior year.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with interest rate 9% which was applied for the due date xx The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx The last payment was received on 3/xx/2022 in the amount of xx with interest rate 9% which was applied for the due date xx The current UPB as of the date is xx
No foreclosure & bankruptcy evidence has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx and the new principal balance is xx The borrower has promised to pay the P&I of xx with the fixed interest rate 9% that began from the first payment date xx till the maturity date of xx No forgiven and deferred has been noted in the modification agreement.	Credit Application	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 6 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18721854	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$537.66	02/xx/2024	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.630%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx with lender,xx. in the amount of xx which was recorded on xx
Chain of mortgage assignment is complete. Currently, the mortgage is with lender,xx
There is a prior civil judgment (Medical or Hospital) active against borrower in the amount of xx which was recorded on xx by xx  xx
Annual county taxes of 2021 have been paid in the amount of xx on xx
No prior year delinquent taxes have been found.
According to payment history as of xx the borrower is currently delinquent for 5 months and the next due date for payment is xx The last payment was received on xx in the amount of xx The current P&I is in the amount of xx and current PITI is in the amount of xx and interest rate is xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments as of xx the loan is in foreclosure. Borrower has been delinquent for 5 months. The next due date is xx
Collection comment dated xx states that borrower, xx had deceased.xx is unable to be determined.
FC action has been initiated against subject property. However, complaint or lis pendens information has not been found. Further information not provided. Prior FC action was initiated on xx The sale was scheduled for xx which was closed or postponed due to bankruptcy.
No evidence of damage or repair has been found.

Foreclosure Comments:As per servicing comments, the loan is in foreclosure. FC action has been initiated against subject property. However, complaint or xx information has not been found. Further information not provided. Prior FC action was initiated on xx The sale was scheduled for 7/xx/2018 which was closed or postponed due to bankruptcy.
Bankruptcy Comments:As per servicing comment dated xx the bankruptcy was filed by borrower. However, the case had been dismissed on 5/xx/2019. Unable to determine the case# from the available information.	Not Applicable	Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Long   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission is signed but not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32004505	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	603	574	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx in the amount of xx with lenderxx. which was recorded on xx Chain of assignment is complete as the mortgage is assigned to lender,xx. There is a prior mortgage active against subject property in the amount of xx which was originated on xx with lenderxxnd recorded on xx There is a junior civil judgment active against borrower,xxhe amount of xx which was filed byxx on xx Property taxes of 2021 are paid on xx in the amount of xx	Review of payment history as of xx shows that borrower is delinquent for 4 months. The next regular payment is due on xx last payment was received on xx in the amount of xx and interest rate is xx The UPB is in the amount of xx	Collections Comments:According to servicing comments as of xx the loan is in collection. Borrower has been delinquent for 4 months and next payment due date is 11/xx/2021. The last payment was made on xx As per collection comment dated xx xx is reduction in income. Covid FB plan has been active since 11/xx/2021. Tape data reflects FB end date as xx Further information not provided. No evidence of foreclosure action has been found. No records of post-closing bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.01   Variance %: -0.00001%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.004%   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx  Tape Value: xxx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xariance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per appraisal report located at xx the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the title policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is not available in the loan file. Therefore, unable to confirm whether mobile home affixed to land or not."	* Application Missing (Lvl 2) "Final 1003 is missing from loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings: (NC §24-x (c)(1)(b)) The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided"
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than x		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3137792	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$432.46	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.920%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	89.519%	First	Final policy	Not Applicable	Not Applicable	12/xx/2011	xx	xx	4.990%	$898.97	01/xx/2012	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx which recorded on xx in the amount of xx with xx
The chain of assignment has been completed. Currently, the mortgage is withxx which was recorded on xx
Active liens and judgments against the borrower/property:
Junior mortgage was originated on xx which recorded on xx in the amount of xx with xx
Junior mortgage was originated on xx which recorded on xx in the amount of xx with xx
Junior mortgage was originated on xx which recorded on xx in the amount of xx withxx
Civil judgment against the borrower recorded on xx in the amount of xx in favor of xx
Child support lien against the borrower recorded on xx in the amount of xx in favor of PAxx
No delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent for 3 months. The last payment was received on xx which was applied to xx The next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the tape data is in the amount of xx and the deferred balance is xx	Collections Comments:The loan is currently in collections. According to the payment history as of xx the borrower is delinquent for 3 months. The last payment was received on xx which was applied to xx The next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the tape data is in the amount of xx and the deferred balance is xx
As per the comment dated 2/xx/2022, the borrower’s income has been affected by Covid-19.
As per the comment dated 4/xx/2022, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The adjustment of terms agreement was made on xx with the new principal balance is in the amount of xx and the borrower promise to pay the new P&I xx with the interest rate of 4.99% beginning from xx till the maturity date of xx The interest bearing amount is xx and the deferred balance is xx	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, xx Days Tape Value: Collections |---| |----| Comment: The loan is currently in collections. According to the payment history as of xx the borrower is delinquent for 3 months. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -8 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx  Tape Value: xxx  Variance:    Variance %:    Comment: The payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The payment history string is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application along with initial application is missing from the loan file. Application dated xx is located at xx) which is not signed, updated value as per the application."
																																																																																								* DTI > 60% (Lvl 2) "The loan amount is xx as per initial application which is less than the loan amount of xx considered as per the documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77834612	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,231.53	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.920%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xxx with xx.

The chain of assignment has been completed. Currently, the assignmenxxa xx.  Its successors and assigns.
There is one UCC judgment lien against borrower. There is no amount to shows which was recorded on xx in the favor of xx.
1st town taxes of 2022 have been paid in the amount of xx on xx

No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently delinquent for 10 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 10 months and the next due date for payment is 5/xx/2021. The last payment was received on 2/xx/2022 in the amount of xx which was applied for due date 4/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx

As per comment dated 11/xx/2021, the subject property is owner occupied.
There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating below expectation.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.19   Variance %: -xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -x   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Unavailable   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -7 (Days)   Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Change. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Application is missing from loan documents."
																																																																																								* LTV or CLTV exceeds xx (Lvl 2) "As per appraisal report dated on xx value is xx which is less than original note amount xx LTV or CLTV = xx		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55666829	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	Yes	Yes	Not Applicable	First	$1,247.14	$1,331.16	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.730%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	488	Unavailable	9.716%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	9.204%	$215.78	Unavailable	Unavailable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded onxx in the amount of xx with xxc., with xx
The chain of assignment has been completed. Currently, the assignment is withxx, its successors and assigns.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been delinquent on xx in the amount of xx and good through as of xx
According to the payment history as of xx the borrower is currently delinquent for 6 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx the borrower is currently delinquent for 6 months. The last payment was received on xx which was applied for the due date of 8/xx/2021 and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per the comment dated xx the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment dated xx the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I xx and interest rate of xx which was supposed to be matured on xx The P&I as per payment history is the amount of xx and rate of interest is xx There is a reduction in P&I and rate of interest with respect to note data. However, a copy of modification agreement is missing in the loan file.	Credit Application Good Faith Estimate	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Original balance (or line amount) is $xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -x   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type: xxx
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Stated maturity date is unavailable.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Modification agreement is missing from the loan files. Tape Source: Initial Tape Type:	3: Curable	* Credit Score for borrower is less than x (Lvl 3) "Borrower 1 credit scores is less than xx
* Credit score not provided (Lvl 3)     "Borrower 2 credit scores are not available in loan documents."
																																																																																							* Lost Note Affidavit (Lvl 3) "Lost note affidavit located atxx available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan files." * Good Faith Estimate missing or unexecuted (Lvl 2) "Final good faith estimate is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2857096	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$651.26	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx

The chain of assignment has been completed. Currently, the assignment is xx. Its successors and assigns.

1st combined taxes of 2022 have been paid in the amount of xx on xx

2nd combined taxes of 2022 have been due in the amount of xx on xx

There is IRS lien which recorded on xx in the amount xx in favor of xx

There are four credit card judgments against the borrower in the favor of xx In the total amount of xx which was recorded on different dates..	According to the payment history as of xx the borrower is currently delinquent for 01 month and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx the borrower is currently delinquent for 01 month and the next due date for payment is 2/xx/2022. The last payment was received on 2/xx/2022 in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of $935.62 with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rxx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.001%   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Application is missing from loan files."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed thex Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana x of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien x Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), x UCCC, Consumer Loan License, Consumer Loan License UCCC, or the x Letter UCCC. The x First Lien Mortgage Lending License and Indiana Subordinate x Lending License are not available for loans with a clxosing date before the Act's effective x of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from loan files."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
85091537	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	No	Yes	Not Applicable	First	$4,358.19	$1,151.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.113%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx which recorded on xx in the amount of xx xx

The chain of assignment has been completed. Currently, the mortgage is withxx

No any active liens found against the subject property and borrower.

Annual property combined taxes for the year 2021 has been delinquent in the amount of xx for good through date of xx and Annual property combined taxes for the year 2020 has been delinquent in the amount of xx for good through date of xx

Annual property utilities taxes for the year 2021 have been delinquent in the amount of xx for good through date of xx	According to the payment history as of xx the borrower is 1 months delinquent with the loan. The last payment received on xx which is applied on xx The next due date for payment is xx The P&I are in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of loan is in collections.

According to the payment history as of 03/xx/2022, the borrower is 1 months delinquent with the loan. The last payment received on 03/xx/2022 which is applied on 01/xx/2022. The next due date for payment is 02/xx/2022. The P&I are in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx

As per servicing comment dated xx reason for default is curtailment of income. The borrower income is impacted by covid-19.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
As per the comment dated 9/xx/2022, servicer provided RPP plan to borrower for 9 months.
As per the comment dated 11/xx/2022, the subject property is occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value:xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.02   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xxx   Variance: 0.002%   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.002%   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xxx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed.
According to the appraisal report located at “xx, the subject property is manufactured house. Legal description of mortgage does not show VIN#. ALTA 7 endorsement is not incorporated with final title policy. Affidavit of affixation is missing from the loan file. Hence, unable to x	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application signed by borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan did not pass the prohibited fees test.
Vermont Mortgage Lender License Prohibited Fees Test Inclusion :"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan did not pass the prohibited fees test.
Vermont Mortgage Lender License Prohibited Fees Test Inclusion :
Loan Origination Fee x
Tax Related Service Fee x
The Vermont statutes provide that only those fees expressly permitted may be charged."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement  is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24435813	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$170.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.120%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of $ xx with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment is with xx Its successors and assigns.

No active judgments or liens have been found.

1st county taxes of 2022 have been paid in the amount of xx on xx

2nd county taxes of 2022 have been due in the amount of xx

No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently delinquent for 16 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of $502.80 and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx
Collections Comments:The loan is in Collection.

According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 16 months and the next due date for payment is 11/xx/2020. The last payment was received on 09/xx/2020 in the amount of xx which was applied for due date 10/xx/2020. The current P&I is in the amount of $502.80 and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx

As per collection comment dated 07/xx/2021, homeowner’s property is affected by natural disaster.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Forbearance Plan Start Date Loan Value: xx Tape Value: xx |---| 61 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    xx %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx  Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx  Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xxx Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing but credit application is available which located at "xx * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand signed by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81998816	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.940%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	527	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx., with xx
The chain of assignment has been completed. Currently, the assignment is with xxits successors and assigns.

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx in the amount of xx
According to the payment history as of xx the borrower is currently delinquent for 3 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx the borrower is currently delinquent for 3 months. The last payment was received on xx which was applied for the due date of 11/xx/2021 and the next due date for payment is 12/xx/2021. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per the comment dated 3/xx/2022, the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment dated 2/xx/2022, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Update:
As per the comment dated 3/xx/2023, the subject property is occupied.
As per the comment dated 3/xx/2023, the repayment plan was approved for 12 months
As per the comment dated 9/xx/2022, the forbearance plan was active.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Legal Status Loan Value: Collections, 60-xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xxx  x Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.001%   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from loan files." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
12818320	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,192.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.810%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	641	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx subject mortgage was originated on xx with the lender “xx, in the amount of xx which was recorded on xx
The chain of assignment is complete as the current assignment is with xx
Property taxes for the year of 2021-22 are due on xx is in the amount xx
No prior year delinquent taxes found. No active lien and judgment found.
Review of the payment history as of xx shows that the borrower is delinquent for 1 month. The last payment received was in the amount of xx on xx for due date xx The next due date is xx Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is xx	Collections Comments:The review of comment history shows that the loan is in collection.
The comment history dated xx shows that the borrower's reason for default is curtailment of income because of covid impact.
The property is owner occupied. No damage or repair to the property has been found. The borrower is delinquent from more than 3 months. The last payment received was in the amount of xx on xx for due date xx The next due date is xx Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: No discrepancies.Original Standard LTV is " xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment: The pay history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment: The pay history string is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xxx  Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Loan application (1003) is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7386069	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2021	xx	Not Applicable	10.500%	$328.04	04/xx/2021	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xxx with MERS as nominee forxx, a Corporation.

The chain of assignment has been completed. Currently, the assignment isxx. Its successors and assigns

Annual county taxes of 2022 have been exempt in the amount of xx on xx
x
No prior year delinquent taxes have been found.	According to the payment history as of xx the loan is currently performing and the next due date for payment is xx The last payment was received on xx in the amount of xxx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx the loan is currently performing and the next due date for payment is xx The last payment was received on xx x the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is average and servicing rating metes expectation.

The subject property is unknown occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx The modification does not have a balloon provision. There is no forgiven amount. The loan has been modified once since origination.	Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2021   Tape Value: 4/xx/2021   Variance: -24 (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 3/xx/2021   Tape Value: 4/xx/2026   Variance: -1857 (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 10.500%   Tape Value: 11.500%   Variance: -1.000%   Variance %: -1.00000%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xxx   Tape Value: $xxx   Variance: $-0.04   Variance %: -0.00009%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.522%   Tape Value: 75.520%   Variance: 0.002%   Variance %: 0.00200%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.522%   Tape Value: 75.520%   Variance: 0.002%   Variance %: 0.00200%   Comment: Changed.Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx  Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final Application is missing from the loan documents."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69043402	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$6.18	$607.09	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.907%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	570	765	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	7.000%	$394.73	10/xx/2020	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on x and recorded on x in the amount of xx with MERS as nominee for x x

The chain of assignment has been completed. Currently, the assignment is withxx.  its successors and assigns.

There is a junior mortgage originated on xx in the amount of xx  with MERS as nominee forxxand it was recorded on xx

There is one abstract of support judgment (Civil Judgment) open against the borrower in the amount of $ xx withxxwhich was recorded on xx

According to the updated title report dated xx the property taxes for the year 2021 are delinquent in the amount of xx which is good through till xx

Annual county taxes of the year 2021 have been partial paid.

According to the payment history as of xx the borrower is currently delinquent for 3 months and the next due date for payment is xx The last payment was received on xx x in the amount of xx which was applied for due date of xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx
x	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx the borrower is currently delinquent for 3 months and the next due date for payment is xx The last payment was received on xx  in the amount of xx which was applied for due date of xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per comment dated 1/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated 5/xx/2022, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx. Further details not provided.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of the loan is xx The P&I as per latest payment history as of xx is xx and rate of interest is xx However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -159 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -x   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.0x   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18522725	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Modular Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2010	xx	xx	6.790%	$262.00	08/xx/2010	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx which recorded on xx in the amount of xx with x x
The chain of assignment has been completed. Currently, the mortgage is with xxwhich was recorded on xx
Active liens and judgments against the borrower/property:
There is a state tax lien against the borrower recorded on xx in the amount of xx in favor of xx. However, this notice constitutes a lien upon axx xx
Tax details are to follow.
According to the payment history as of xx the borrower is delinquent for 7 months. The last payment was received xx which was applied to xx The next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in collections. According to the payment history as of xx the borrower is delinquent for 7 months. The last payment was received on xx which was applied to xx The next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per the comment dated 4/xx/2022, the borrower’s income has been affected by Covid-19.
As per the comment dated 4/xx/2022, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx with the new principal balance is in the amount of xx and the borrower promised to pay the new P&I xx with the interest rate of xx beginning from xx till the maturity date of xx The interest bearing amount is xx and the deferred balance is $ xx	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: The loan is currently in collections. According to the payment history as of x the borrower is delinquent for 7 months. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Modular Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL

TILA Foreclosure Rescission Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "Federal TILA
TILA Finance Charge Test: FAIL
This loan failed the TILA finance charge test.( 12 CFR x )
The finance charge is x The disclosed finance charge of x is not considered accurate because it is understated by more than x

TILA Foreclosure Rescission Finance Charge Test: FAIL
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR x , transferred from 12 CFR x )
The finance charge is x The disclosed finance charge of x is not considered accurate for purposes of rescission because it is understated by more than x
* LTV or CLTV exceeds x x 2)     "As per appraisal report the appraisal value is x and the loan amount is x therefore, LTV / LTV shows x which exceeds x
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24208271	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2010	xx	xx	8.050%	$499.00	01/xx/2011	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx on xx with the xx a Corporation which was recorded on xx
The chain of assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of xx and 2021 have been exempt.	According to the payment history as of xx the borrower has been delinquent with the loan for 22 months and the last payment was received on xx which was applied for xx and the next due date for the payment is xx The P&I is in the amount of xx and PITI is in the amount of x The UPB reflected is in the amount of x	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 3/xx/2022, the borrower has been delinquent with the loan for 22 months and the last payment was received on 2/xx/2022 which was applied for 4/xx/2020 and the next due date for the payment is 5/xx/2020. The P&I is in the amount of $499.00 and PITI is in the amount of $499.00. The UPB reflected is in the amount of xx
As per the comment dated 2/xx/2022, the borrower’s income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between borrowexxAs per this modification agreement the new principal balance is xx and borrower promises to pay principal and interest in the amount of xx with rate of xx8.050 % that was began on xx and the new maturity date is xx The deferred balance is in the amount of xx There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.02   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.002%   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.002%   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."
* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
13587517	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,275.63	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.470%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2010	xx	xx	2.000%	$387.00	02/xx/2010	Change of Terms	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xxc., with xx
The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

There are 5 IRS liens against the borrower in the favor of Dept of thexxwhich were recorded between the yearxx in the total amount of xx

There is a civil judgment against the borrower in the favor of The Sxxo which was recorded on xx in the amount of xx

Annual county taxes of 2021 have been paid on xx in the amount of xx
According to the payment history as of xx the borrower is currently delinquent for 16 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 16 months. The last payment was received on 11/xx/2020 which was applied for the due date of 10/xx/2020 and the next due date for payment is 11/xx/2020. The P&I is in the amount of $387.00 and PITI is in the amount of $540.86. The UPB reflected as per the payment history is in the amount of xx
As per the comment dated 3/xx/2022, the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower and the servicer. The new modified principal balance as per modification is in the amount of xx with interest rate starting xx % and the borrower promises to pay P&I in the amount of xx beginning from xx The maturity date as per modification is xx The interest-bearing amount is xx The deferred balance is $30,162.10. There is no principal forgiven amount.	Credit Report	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -212 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "Seller tape shows issue as “Tarped”. No further details available."	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment penalty test. The loan charges a prepayment penalty. Prepayment penalty mortgages are not eligible for sale to Freddie Mac."
																																																																																								* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the bona fide discount points test due to the discount points are marked as bona fide but an undiscounted rate value was not provided."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7971859	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,652.88	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	647	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2021	xx	Not Applicable	7.249%	$421.95	06/xx/2021	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held x

The chain of assignment is complete. The last assignment is with “x
x

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.

Review of payment history as of xx shows that the borrower is 2 months delinquent with the loan. The next due date is xx The last payment was received on xx in the amount of xx with interest rate xx % which was applied for the due date xx The current UPB as of the date is xx	Collections Comments:The current status of the loan is collection.
Review of payment history as of 3/xx/2022 shows that the borrower is 2 months delinquent with the loan. The next due date is 1/xx/2022. The last payment was received on 1/xx/2022 in the amount of $421.95 with interest rate 7.250 % which was applied for the due date 12/xx/2021. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated xx the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 10/xx/2020 to 8/xx/2022.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date xx and the new principal balance is xx The borrower has promised to pay the P&I of xx with the fixed interest rate xx that began from the first payment date xx till the maturity date of xx No forgiven and has been noted in modification agreement.	Credit Application Hazard Insurance Missing Required State Disclosures Origination Appraisal Prepayment Penalty Rider	Field: Borrower Last Name Loan Value: xx Tape Value:xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-xx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -54 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -483 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance x    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x   Variance %: -0.02%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.001  Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: x   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance Policy Document is missing from the loan Document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Utah. The following state disclosures are missing in the loan file;
1. Fee Disclosure.
2. Loan Application Notice.
3. Servicer Disclosure.
4. Disclosure of Debtor’s Waiver of Class Action."
																																																																																								* Prepayment Rider Missing (Lvl 2) "The prepayment rider is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80288682	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.950%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated xx the subject mortgage was originated on xx which was recorded on xx in the favor of The xx in the amount of xx active judgments or liens found.There is a senior mortgage which was recorded on xx in the favor oxx in the amount of xx chain of assignment is complete. The current assignment is witxx dated on xx which was recorded on xx property taxes for the year 2021 were paid on xx in the amount of xx without any prior delinquency.	Review of updated payment history as of xx the borrower is delinquent for 1 months. The next regular payment is due on xx last payment was received date is xx in the amount of $830.95 with rate of xx for the due date of xx As per history the UPB is in the amount of xx	Collections Comments:The currently in collection.Review of updated payment history as of 3/xx/2022, the borrower is delinquent for 1 months. The next regular payment is due on xx last payment was received date is xx in the amount of xx with rate of xx for the due date of xx As per history the UPB is in the amount of xx reason for default is decreased in come. Borrower’s xx and ability to pay is good. No information has been found related damage or repair.. No evidence has been found regarding litigation and contested matter.As per collection comment dated on xx borrower's income impacted by covid19.As per collection comment dated on xx borrower accepted the fb plan.

Update:
As per the comment dated 3/xx/2023, the subject property is occupied.
As per the comment dated 3/xx/2023, the loan modification letter dated 3/xx/2023 has been mailed.
As per the comment dated 2/xx/2023, the HAF has approved.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Title Evidence	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: x x  Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance is moderate due to -
Late Fees Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The maximum alloxxle late fees are 5% of the unpaid amount of the installment, not to exceed x However, if the Date Creditor Received Application Date is before June 12, x then the maximum alloxxle late fees are x of the unpaid amount of the installment, not to exceed x
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11480990	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.446%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	xx	xx	3.125%	$171.89	03/xx/2022	Financial Hardship	As per the updated title dated xx the subject mortgage was originated on xx which was recorded on xx in the favor of xxc in the amount of xx property taxes for the year 2021 were paid on xx in the amount of xx without any prior delinquency.The chain of assignment is complete. The current assignment is with xxC dated on xx which was recorded on xx	Review of updated payment history as of xx the borrower is delinquent for 16 months. The next regular payment is due on xx last payment was received date is xx in the amount of x with rate of x x the due date of x As per history the UPB is in the amount of xx	Collections Comments:Review of updated payment history as of xxx the borrower is delinquent for 16 months. The next regular payment is due on xx last payment was received date is xx in the amount of x with rate of 3.130% for the due date of xx As per history the UPB is in the amount of xx per collection comment dated on xx property had damage and no information regarding amount of damage.Borrower’s xx and ability to pay is poor.As per collection comment dated on xx borrower's income impacted by covid19.As per collection comment dated on xx property occupancy is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the Modification agreement dated xx between Borrower and Lender Stated UPB in the amount xx out of which lender agreed to defer the amount of xx due to which interest bearing amount is xx As per the changed term the borrower have to pay xx for months with an interest rate of xx	Credit Application	Field: Forbearance Plan Start Date Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: x   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan documents.However credit application available at xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Montana license validation test due to The Montana Residential Mortgage Lender Licensing Act requires non-exempt mortgage lenders engaged in the business of making residential loans to be licensed under the Act by October 2, x After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the Montana Consumer Loan Act or its corresponding Exemption Letter. The Montana x Mortgage Lender License and its corresponding Exemption Letter (Residential x Lender Act)
																																																																																								are not available for loans with a closing date before October 1, x		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90684594	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,461.24	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.190%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2021	xx	Not Applicable	2.875%	$200.96	10/xx/2021	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

The chain of assignment has been completed. The last assignment is withxx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
xx to the payment history as of xx the borrower is delinquent for a month. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 03/xx/2022, the borrower is delinquent for a month. The last payment was received on xx which was applied for the due date of 1/xx/2022 and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
The loan modification agreement was made on xx new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of $200.96 beginning from xx The maturity date as per loan modification agreement is 09/xx/2062.
As per comment dated xx the RFD is curtailment of income. The servicer provided FB plan started fromxx
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.875% and the borrower promises to pay P&I in the amount of xx beginning from xx The maturity date as per loan modification agreement is 09/xx/2062.	Credit Application	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, < 60 Days |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -55 (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans x the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1,x 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is x The disclosed finance charge of x is not considered accurate for purposes of rescission because it is understated by more than x
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89708414	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$157.67	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.680%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx

The chain of assignment has been completed. Currently, the assignment isxx. Its successors and assigns.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of xx on xx

No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is currently delinquent for 01 month and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of $169.00 and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx the borrower is currently delinquent for 01 month and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of $169.00 and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx the borrower’s income is impacted by covid-19.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is average and servicing rating metes expectation.

The subject property is owner occupied.

As per the “Property Inspection Report” which held on 3/xx/2022 located atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type: x
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, credit application is available in the loan file located at xx
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19213417	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,714.38	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated and recorded on xx in the amount of xx with xx., with xx
The chain of assignment has been completed. Currently, the assignment is withxx

There is a junior mortgage against the subject property in the favor ofxx, which was originated on xx and recorded on xx in the amount of xx

2nd installment county taxes of 2022 are due on xx in the amount of xx
According to the payment history as of xx the borrower is currently delinquent for a month. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx the borrower is currently delinquent for a month. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per the comment dated xx the reason for default is illness of borrower’s family member.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An appraisal report at the origination is missing from the loan file. The inspection report located at “xx shows the type of subject property as a manufactured home. However, the affidavit of affixation is not available in the loan file. The x 7 endorsement is not attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded mxrtgage. x unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington. The following state disclosures are missing in the loan file;
1. Mortgage Loan Servicing Disclosure.
2. Choice of Insurance Notice.
3. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72664521	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,429.81	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.820%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx on xx with the lender xx which was recorded on xx
The chain of assignment has been completed as the subject mortgage is withxx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of xx	According to the payment history as of xx the borrower has been delinquent with the loan for 2 months and the last payment was received on xx which was applied for xx and the next due date for the payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of xx	x Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as x 3/xx/2022, the borrower has been delinquent with the loan for 2 months and the last payment was received on xx which was applied for xx and the next due date for the payment is x The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of x
As per the comment dated xx the reason for default is an illness of the borrower.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification document is missing from the loan file. This is a conventional fixed rate mortgage originated on xx with P & I of xx with a rate of interest of xx and a maturity date of xx The current P & I as per the latest payment history as of xx is xx and the rate of interest is xx The current UPB is reflected in tape for the amount of xx However, there is a change in P & I and the rate of interest with respect to note data. The latest P & I, rate, and UPB unable to be determined from the latest collection comments. There is no extension in maturity date. Hence, unable to determine the modification payment has been applied or not.	Credit Report Good Faith Estimate Mortgage Insurance for xx Notice of Servicing Transfer	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.03   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx x  Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx  Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed x Higher-Priced Mortgage Loan Test due to APR calculated x exceeds APR threshold of x over by x Subject loan is escrowed."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Mortgage Insurance Certificate missing (Lvl 2)     "The loan is conventional and LTV exceeds x Hence, the MI certificate is required, which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds x (Lvl 2) "As per final application the total monthly income is x and expenses are x Hence, the DTI is greater than x		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35572538	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$66.51	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	15.025%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx withxx., a corporation with xx
The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found against the borrower.
Annual county and town taxes of 2022 have been paid on xx in the amount of xx
According to the payment history as of xx the borrower is currently delinquent for 2 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of xx the borrower is currently delinquent for 2 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per the comment dated xx the reason for default is curtailment of income due to covid -19.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-7 on xx with the xx. The case was dismissed on xx and got terminated on xx The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00.	Not Applicable	Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xxx:    Variance %:    Comment: The Note dated xx and signed at closing, reflects the Borrower's Last Name as xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Note reflects the Original Balance as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.003%   Variance %: 0.00300%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Note reflects the Original Stated Rate as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: "Final Application and Final CD reflect Change in Rate/Term. The Borrower(s) received xxx at closing and paid off xxx. "   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the covered home loan DTI presumption test.
The debt-to-income (DTI) ratio of the obligor exceeds xx or is not known. A lender shall not engage in a pattern or practice of making covered loans based on the consumer's collateral without regard to the consumer's repayment ability. The obligor is presumed to be able to make the scheduled payments to repay an obligation if the obligor's scheduled monthly payments as disclosed to the lender by the loan application and the consumer's credit report, do not exceed xx of the obligor's monthly gross income. Repayment ability requirements apply only to obligors whose income, as reported on the loan application, is no greater than x of the median family income."
* Property is Mobile Home (Lvl 4) "Home is not affixed. An appraisal report at the origination is located x shows the type of subject property as a mobile home. However, the affidavit of affixation is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. Also, the VIN# x not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* ComplianceEase HOEPA Test Failed (Lvl 2)     "Loan failed HOEPA High Cost mortgage APR threshold test due to APR calculated x exceeds APR threshold of x over by x

Section 32 disclosure signed by the borrower is available and located at the following location, “x
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL x
Loan Data x Comparison x Variance x
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of xx exceeds Disclosed Finance charge of x over by -x

Loan failed TILA Foreclosure Rescission Finance charge of x exceeds Disclosed Finance charge of x over by -x
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOTxxs. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41236561	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$253.43	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.000%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xxThe chain of assignment has been completed. Currently, the assignment is withxxits successors and assigns. Annual county taxes of 2021 have been paid in the amount of xx on xx No prior year delinquent taxes have been found. There is one civil judgment against the borrower in the amount of xx which recorded on xx by the lender of MSx x x	According to the payment history as of xx the borrower is currently delinquent for 01 month and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of x x current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of x	Collections Comments:The loan is in Collection. According to the payment history as of xx the borrower is currently delinquent for 01 month and the next due date x payment is xx The last payment was received on xx in the amount of xxx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of $270.80 with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx According to collection comment dated 12/xx/2020, homeowner’s property is affected by natural disaster. Further details not provided. As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx As per collection comment dated xx borrower xx deceased on 12/xx/2008 and the death certificate is available at xx

Update:
As per the comment dated 9/xx/2022, the repayment plan was approved for 12 months.
As per the comment dated 9/xx/2022, the reason for default is health issue.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Valuexxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Property State   Loan Value: xxx   Tape Value:xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: xxx   Tape Value: Single Family   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage APR threshold test due to APR calculated x exceeds APR threshold of xx over by x

Loan failed HOEPA High Cost mortgage points and fees threshold test due to fees charged x exceeds fees threshold of x over x
..
The following list of fees was included in the Loan Origination Fee xx Credit Life Insurance Premium x

This loan failed the timing of disclosure test due to the Sec. 32 x Disclosure Date was not provided.
This loan failed the prepayment term test due to loan has prepayment of 60 months."	* Application Missing (Lvl 2) "Final Application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to APR calculated x exceeds APR threshold 0.00% over by - x Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Property is Mobile Home (Lvl 2)     "Home is affixed. As per updated title located at “x” the subject property is a manufactured home. The x 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage does not show VIN number. The affidavit of affixation is not available. In the ‘Certification of Mobile Home As real Estate’ document found with serial xx
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing from the loan file."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35662423	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$132.85	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.610%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.

The chain of assignment has been completed. Currently, the assignment is with xx, A xx Its Successors and Assigns which is recorded on xx

No active judgments or liens have been found.

County annual taxes of 2021 have been paid in the amount of xx on xx

No prior year delinquent taxes have been found.

According to the payment history as of xx the borrower is currently delinquent for 05 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date 9/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of x	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to the payment history as of xx the borrower is currently delinquent for 05 months and the next due date for payment is 10/xx/2021. The last payment was received on xx in the amount of xx which was applied for due date 9/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per data, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

According to the PACER, the borrowerxx
Foreclosure Comments:Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under chapter-13 with thxx9. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $0.00. There is no comment indicating a cram down. The POC was filed by the creditoxxsecured claim amount of xxx and the amount of arrearage is xx As per the amended chapter 13 (Doc#2) plan was filed on xx and confirmed on xx The borrower has promised pay to the make monthly mortgage payment in the amount xx for the applicable commitment period of 36 months. The date of last filing bankruptcy was xx Further details not provided.	Not Applicable	Credit Application Credit Report Missing Required State Disclosures	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: M |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: LTV i ratio is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is x The disclosed finance charge of x is not considered accurate because it is understated by more than x

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is x The disclosed finance charge of x is not considered accurate for purposes of rescission because it is understated by more than x
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Georgia State. The following state disclosures are missing in the loan file;
1) Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
																																																																																								2) Disclosure of Additional Fees."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44038438	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$362.34	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.430%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
xx
The chain of assignment has been completed. Currently, the assignment is xxIts successors and assigns.

Annual combined taxes of 2022 have been paid in the amount of xx on xx

No prior year delinquent taxes have been found.

There is one judgment against borrower in the amount of x which is recorded on xx in the favor ofxx.

There is one credit card judgment against the borrower in the favor of xxv. In the total amount of xx which was recorded on xx	According to the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment was received on x in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of xx The current UPB reflected as xx the payment history is in the amount of x

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’xxexpectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Further details not provided.

Update:
As per the comment dated 11/xx/2022, the borrower is deceased onxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Borrower Last Name Loan Value: xxx Tape Value:xx|---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan files." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
37942030	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.642%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	xx	Not Applicable	3.125%	$213.00	04/xx/2022	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx

The chain of assignment has been completed. Currently, the assignment isxx. Its successors and assigns.

No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is performing with the loan and will pay as per latest modification agreement from x The last payment received date is unavailable. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of x Borrower will pay as per latest modification agreement from xx	Collections Comments:The loan is in performing.

According to the payment history as of xx the borrower is performing with the loan and will pay as per latest modification agreement from xx The last payment received date is unavailable. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of x Borrower will pay as per latest modification agreement from xx

As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx

According to collection comment dated xx homeowner’s property is affected by natural disaster. Further details not provided.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx Beginning from xx with a maturity date of xx The modification does have a balloon provision. The loan was modified twice since origination.	1-4 Family Rider Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-x   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.005%   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: 2 Family   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing required 1-4 family rider (Lvl 2)     "1-4 rider is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91445850	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	No	Not Applicable	First	$508.76	$508.76	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx with the lender xxwhich was recorded on xx in the amount of xx
The chain of assignment has been completed. Currently, the mortgage is with xx
There is a junior mortgage in the amount of xx which was recorded on xx in the favor of xx
No active judgments or liens have been found. Annual county taxes of 2022 have been delinquent in the amount of xx
According to review of payment history as of xx the borrower is delinquent for 23 months and the next due date for payment is xx The last payment was received on xx in the amount of x which was applied for xx The current P&I is in the amount of $870.10 and current PITI is in the amount of xx with an interest rate of x The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in collections and the next due date for payment xx The last payment was received on xx in the amount of xx which was applied for xx No repairs and damages have been found. The property is owner occupied.
No comments have been found stating the borrower's income was impacted by covid. No repairs and damages have been found.

Update: -
As per the comment dated 4/xx/2023, the FC initiated the loan. The comment dated xx shows the loan was reinstated and the FC has been cancelled.
The collection comments are available xx comments are missing from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per the note, teh last borrower name is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < xx Days   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is currently in collections and the next due date for payment xx The last payment was received on xx in the amount of xx which was applied x xx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the document located at xx, the loans terms were adjusted. However, the AOT is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the document located at xx, the loans terms were adjusted. However, the AOT is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc activity.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application document is missing from loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virgina.The following state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges For Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure document is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63199330	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$930.35	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.180%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2022	xx	Not Applicable	3.125%	$242.21	05/xx/2022	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for xx., a Corporation. The amount of xx which was recorded on xx with xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is withxx.

No active judgments or liens have been found against the subject property and borrower.

1st installment of county taxes for the year 2021 has been paid off in the amount of xx on x

2nd installment of county taxes for the year 2021 has been paid off in the amount of xx on xx

No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently from 9 months delinquent with the loan. Last payment was received on xx which was applied to xx The next due date for payment is xx The P&I is in the amount xx with current interest rate as per payment history is xx The current UPB reflected is in the amount of xx

The Modification agreement was made between Loretta Denson and Lender xxon xx The new modified principal balance is xx The borrower promises to pay the P&I in the amount of xx with interest rate of xx beginning from xx till the maturity date of xx
Collections Comments:As per the review of collection comments, the current status of the loan is collections.

According to the payment history as of xx the borrower is currently 8 months delinquent with the loan. Last payment was received on 3/xx/2022 which was applied to xx The next due date for payment is xx The P&I is in the amount xx with current interest rate as per payment history is xx The current UPB reflected is in the amount of xx

The collection comment dated xx states the borrower’s income is impacted by covid-19.

The collection comment dated xx the reason for default is curtailment of income.

As per the collection comment dated x the forbearance plan was given to the borrower dated 11xxe forbearance plans ran and were extended from 1/xx/2021 to xx Further details not provided.

The collection comment dated xx the subject property is owner occupied. The collection comment dated x the homeowner's property affected due to natural disaster. Further details not provided.

No evidence has been found regarding bankruptcy.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made betweenxx on xx The new modified principal balance is xx The borrower promises to pay the P&I in the amount of xx with interest rate of xx beginning from xx till the maturity date of xx There is no deferred balance amount and forgiven amount.	Credit Application Credit Report	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| x x |----| Comment: Doc date of last modification is xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance xx xx   Comment: Original balance (or line amount) is $xxx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Modification agreement is available in the loan file. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application document is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11406746	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$433.84	$1,185.64	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.420%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lendexxc and recorded on xx for the amount of x
The chain of assignment has been completed, currently the assignments is with xx.
There is credit card judgment recorded on xx for the amount of xx in the favor xx
Annual county taxes for the year 2021 are delinquent for the amount of xx
According to the payment history as of xx the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 03/xx/2022 for the amount of xx with an interest rate of xx The current UPB is reflected in PH for the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x the borrower is regular with the payment and the next due date is x The last payment was received on xx for the amount of $791.11 with an interest rate of xx The current UPB is reflected in PH for the amount of x
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Tennessee. The following state disclosures are missing in the loan file;
1) Placement of Insurance Disclosure
2) Availability of Title Insurance
3) TN Consent to Disclosure of Insurance Information
4) Choice of Agent/insurer
5) Insurance Solicitation/Post Commitment."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing Transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14296780	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,197.10	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xxxx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded on 3/xx/2017.
There are three judgments against borrower in total amount of xx which was recorded on different date.
Annual county taxes of 2021 have been paid in the total amount of xx dated on xx and xx
No prior year’s delinquent taxes have been found.

According to the payment history as of 3/xx/2022, the borrower has been delinquent with the loan for 2 months and the last payment was received on 2/xx/2022 which was applied for 12/xx/2021 and the next due date for the payment is 1/xx/2022. The P&I is in the amount of $727.55 and PITI is in the amount of $822.19. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 3/xx/2022, the borrower has been delinquent with the loan for 2 months and the last payment was received on x which was applied for 12/xx/2021 and the next due date for the payment is 1/xx/2022. The P&I is in the amount x x PITI is in the amount of x The UPB reflected is in the amount of x
As per the comment dated xx the reason for default is excessive obligation.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the comment dated 11/xx/2022, the subject property is vacant.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance x xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is available in the locatexxwever, it is 120 days older than the note date."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91297192	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$269.14	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.800%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	63.990%	First	Final policy	Not Applicable	Not Applicable	09/xx/2019	xx	Not Applicable	6.996%	$376.56	09/xx/2019	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is withxxits successors and assigns.

There is prior subject mortgage against the subject property in the favor of MERS as nominee for xxwhich was originated on xx and recorded on xx in the amount of xx

There is a civil judgment against the borrower in the favor of xxo which was recorded on xx in the amount of xx

No prior year delinquent taxes have been found.
1st combined taxes of 2021 have been paid in the amount of xx  on xx .

According to the payment history as of 3/xx/2022, the loan is currently performing and the next due date for payment is 3/xx/2022. The last payment was received on 3/xx/2022 in the amount of $470.72 which was applied for due date as 02/xx/2021. The current P&I is in the amount of $376.56 and current PITI is in the amount of $470.72 with an interest rate of 6.996%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 3/3xx1/2022, the loan is currently performing and the next due date for payment is x The last payment was received on 3/xx/2022 in the amount of xx which was applied for due date as 02/xx/2021. The current P&I is in the amount of x and current PITI is in the amount of x with an interest rate of x The current UPB reflected as per the payment history is in the amount of xx

As per comment dated 11/xx/2020, the reason for default is illness of borrower / family.

No comment pertaining to the damage on the subject property has been observed.

As per comment dated 11/xx/2020, the borrower is unemployed. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed banxx The date of the last filing of bankruptcy is xx The case was dismissed on xx and got terminated on xx The plan was confirmed on xx POC was filed on xx the secured claim amount of xx and the arrearage amount is xx The schedule D ofxxshows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is xx	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of 6.996% beginning from xx with a maturity date of xx The modification does not have a balloon provision. The loan has been modified once since origination. The lender agrees to forgiven xx	Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: The borrower had filed bankruptcy under xx on xx with thexxhe date of the last filing the bankruptcy is xx The case was dismissed on xx and got terminated on xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: As per the comment history, the current status of the loan is performing.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 7 (Days)   Variance %:    Comment: According to the modification, the loan was modified on xx between the borrower and the servicer.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the Note, the original balance is x   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per appraisal.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the latest payment history, the string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: As per the latest payment history, the string reversed is xxx. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located atxx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the bona fide discount points test- The loan is a first lien mortgage and has a principal amount that is greater than or equal to x and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided.

and
TILA Right of Rescission Test-The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR xx or xx or delivery of all material disclosures, whichever occurs last."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL

This loan failed the bona fide discount points test due to one of the following findings: (NC xx (c)(1)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComlianceEase TILA test failed due to-TILA Right of Rescission Test-
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR x or x or delivery of all material disclosures, whichever occurs last."
* DTI > 60% (Lvl 2)     "DTI is greater than xx
* LTV or CLTV exceeds xx (Lvl 2)     "LTV or CLTV exceeds xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "Txx
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89922607	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,598.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.618%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment isxx Its successors and assigns.

1st town taxes of 2021 have been paid in the amount of xx on xx

2nd town taxes of 2021 have been paid in the amount of xx on xx

As per the updated title dated xx there is an IRS lien has been found, which was recorded on different date in the favor ofxx in the total amount of xx

As per the updated title dated xx there is a Hospital judgment has been found, which was recorded on 02/xx/2019 in thxx in the amount of $ xx

As per the updated title dated xx there is a (Civil judgment has been found, which was recorded on xx in the xx in the amount of $ xx	According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is 1/xx/2022. The last payment was received on 1/xx/2022 in the amount of $773.50 which was applied for due date 12/xx/2021. The current P&I is in the amount of $606.00 and current PITI is in the amount of $773.50 with an interest rate of 8.17000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collections

According to the payment history as of xx the borrower is currently delinquent for 02 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due x x The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended one time dated on xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating below expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Update:
As per the comment dated xx the borrower got sick.
As per the comment dated x the subject property is occupied.
As per the comment dated xx the executed modification has been sent.
As per the comment dated xx the roof of the subject property was damaged. The property needs a new roof. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, < x x |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohibited fees test due to Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited: If the loan is a Consumer Loan x) it may charge an "additional charge". (Ix).
If the loan is a Home Acquisition Loan (x)) the lender may collect fees as allowed by statute. (Ix(4), xx
If the loan is a Home Equity Line of Creditx
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24319627	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$252.31	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.407%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xxx with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment is xx Its successors and assigns.

There is one credit card judgment against the borrower in the favor oxxC. In the total amount of xx which was recorded on xx

Annual combined taxes of 2021 have been paid in the amount of xx on xx

No prior year delinquent taxes have been found

There is an active prior Mortgage available in the updated title report with the amount of xx in favor of xx.” and which was recorded on xx However, this prior Mortgage is not showing in schedule-B of final Title Policy as an exception and no pay off are found in final CD for it. No recorded copy of release or satisfaction has been found in the updated title report. This title issue can be cured if recorded copy oxxle. A possible title claim can be filed for it.	According to the payment history as of 03/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $599.55 which was applied for due date 01/xx/2022. The current P&I is in the amount of $507.43 and current PITI is in the amount of $599.55 with an interest rate of 8.856%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection.

According to the payment history as of xx the borrower is currently delinquent for 01 month and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating metes expectation.

According to collection comment dated xx property is located in disaster area.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of the loan is xx As per latest payment history as of xx P & I is xx and rate of interest is xx However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Credit Report Origination Appraisal	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00200%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to-
TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to -
TILA Finance Charge Test-The finance charge is x The disclosed finance charge of x is not considered accurate because it is understated by more than x

TILA Foreclosure Rescission Finance Charge Test-
The finance charge is x The disclosed finance charge of x is not considered accurate for purposes of rescission because it is understated by more than x
* Missing Appraisal (Lvl 2)     "Appraisal is missing."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17311413	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,082.73	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2017	xx	Not Applicable	7.196%	$735.62	08/xx/2017	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage originated on xx withxx Lender” and was recorded on xx chain of assignment is complete. Last assignment fromxx recorded on xx No Delinquent taxes found on the updated title report. Annual county property taxes for the year 2021 was paid on xx in the amount of xx

1- As per updated title report shows junior lien (Civil Judgment) has started the foreclosure on subject property wixxin favor of xxwhich was recorded on xxx in the amount of $0.00. Notice of Sheriff Sale of real property was given on xx at xx PM ixx

2- As per updated title report shows junior lien (Civil Judgment) has started the foreclosure on subject property withxx4 in favxxwhich was recorded on xx in the amount of xx xx of Sheriff Sale of real property was given on xx at xx PM ix xA.

3-As updated title report dated xx shows an open senior mortgage in the amount of xx dated xx and recorded on xx in favor of xx

4- There is an active Civil Judgement available in the updated title report against Daryl Shupp in the amount of xx in favor of xxr" and it was recorded on xx

5- There is an active Civil Judgement available in the updated title report against Daryl Shupp in the amount of xx in favor of x xx and it was recorded on xx
According to the payment history as of 3/xx/2022 shows borrower ability to make payment is good. The last payment received on 3/xx/2022 which is applied on 2/xx/2022. The next due date for payment is 3/xx/2022. The P&I are in the amount of $735.62 and PITI is in the amount of $1487.77. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of loan is in performing.

The last payment received on xx which is applied on xx The next due date for payment is xx The P&I are in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx

As per collection comment xx reason for default was curtailment of income.
No foreclosure and bankruptcy activity has been found.
No information has been found related to damage or repairs.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowexxwith an effective date of xx stated the new modified unpaid principal balance is xx The borrower promises to make a monthly payment of xx with an interest rate of xx beginning from xx which will get changed in 3 steps till the maturity date of xx The rate will change in 03 steps which end with xx There are no deferred balance and principal forgiven amount.	Credit Application Credit Report Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Current legal status is performing. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is step   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod step 1 rate is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step xx date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod step 2 rate is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: x   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per application is change in rate/term. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43631946	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$710.50	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.840%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated xx the subject mortgage was originated on xx and was recorded on xx in the favor ofxx,a Corporation., in the amount of xx The chain of assignment has been completed. Currently, the mortgage is withxx which was recorded on x There is a junior mortgage in the amount of xx which was recorded on xx in the favor of xx. No active judgments or liens have been found. Annual combined taxes of 2021 have been paid on xx in the amount of xx No prior year delinquent taxes have been found.	According to review of payment history as of 3/xx/2022, the borrower is currently delinquent for 7 months and the next due date for payment is 8/xx/2021. The last payment was received on 7/xx/2021 in the amount of $401.80 which was applied for 7/xx/2021. The current P&I is in the amount of $303.35 and current PITI is in the amount of xx with an interest rate of 8.340%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in collections and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for xx No records for foreclosure and bankruptcy have been found. The property is owner occupied.As per the comment dated xx the property was damaged due to hurricane. The estimated cost of damage is not mentioned. No comments have been found stating the damages have been repaired. As per the comment dated xx the borrower’s income was impacted by covid. Forbearance plans ran and were extended several times fromxxo further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: The loan is currently in collections and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape x x Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) ""Home is not affixed. An Appraisal Report at the origination located at xx shows the type of subject property as a manufactured home. The ALTA 7 Endorsement is not attached to the final title policy. The affidavit of affixation is not available in the loan file. However, the VIN# is not available in the legal description of the recorded mortgage.""	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45101051	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.200%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2009	xx	xx	2.060%	$200.00	12/xx/2009	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx witxx”

The chain of assignments has been completed. Currently, the mortgage is with xx", which was recorded on xx

There are 2 judgments in the favor of 1stxx. The first was recorded on xx in the amount xx .00 and the other was recorded on xx in the amount of xx
The taxes have been exempted.
According to review of payment history as of xx the borrower is currently delinquent for 120+days and the next due date for payment is 11/xx/2021. The last payment received are unavailable. The payment as adjusted from 7/xx/2020 to 11/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.060%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:
The loan is currently in collections and the next due date for payment is xx The last payment received are unavailable. The payment as adjusted from xx to xx No records for foreclosure and bankruptcy have been found. The property is owner occupied. No repairs and damages have been found. As per the comment dated xx the borrower’s income was impacted by covid. Forbearance plans ran and were extended several times from xx to xx No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The adjustment of terms agreement made on xx between xx and the xx The borrower promises to pay P&I in the amount of x x an interest of 2.06%, beginning from xx The maturity is xx	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: The loan is currently in collections and the next due date for payment is xx The last payment received are unavailable. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc activity.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final Application is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26795164	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,587.53	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.070%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	18.877%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx with xx., recorded with the xx

 The chain of assignment has been completed and the last assignment is withx
x

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 03/xx/2022, the borrower is delinquent for a month. The last payment was received on 03/xx/2022, which was applied for the due date of 01/xx/2022 and the next due date for payment is 02/xx/2022. The P&I is in the amount of xx and PITI is in the amount of $1,623.41. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx the borrower is delinquent for a month. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
Collection comment does not state xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "As per the loan file final application is missing from the loan. However, credit application is available in loan file and values are considered from credit application."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data x Comparison data x x
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data x Comparison data x Variance x
This loan failed the documentation type test."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36190643	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,050.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.950%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2020	xx	Not Applicable	5.000%	$440.91	06/xx/2020	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have found.

Annual city and county taxes of 2021 have been paid in the total amount of xx on
xx
No prior year delinquent taxes have been found.
According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 3/xx/2022. The last payment was received on 3/xx/2022 in the amount of $526.18 which was applied for due date 2/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of $526.18 with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is xx The last payment was received on 3/xx/2022 in the amount of xx which was applied for due date x The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

The modification agreement was made between lender and borrower on x As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx The modification further takes in 6 steps and it does not have a balloon provision. The loan was modified once since origination.

As per comment dated xx the borrower's income is impacted by covid-19.

As per comment dated xx the subject property is occupied by unknown party. No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of 5.000% beginning from xx with a maturity date of xx The modification further takes in 6 steps and it does not have a balloon provision. The loan was modified once since origination.	Credit Application Credit Report Origination Appraisal	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -x xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to Brokerage/Finder Fee Test Failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State Regulations Test Failed.
Brokerage/Finder Fee Test due to Fees Charged x Fees Threshold x Over by x
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78775069	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,221.55	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.180%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of $ xx with xx

The chain of assignment has been completed. Currently, the assignment is withxx its successors and assigns.

There is judgment against the borrower in favor of xxwhich is recorded on xx in the amount of
xx

No prior year delinquent taxes have been found.
1st combined taxes of 2022 have been paid in the amount of xx  on xx

2nd school taxes of 2021 have been paid in the amount of xx  on xx

According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is 2/xx/2022. The last payment was received on 12/xx/2021 in the amount of $730.35 which was applied for due date 1/xx/2022. The current P&I is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx the borrower is currently delinquent for 01 month and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of x with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx the reason for default is unemployment / Decreased x

As per comment dated xx the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report	Field: Forbearance Plan Start Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Changes as per xxx. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changes as per appraisal.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Changes as per appraisal.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type: x
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Changes as per PH. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application document is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "NY Subprime Home Loan Test: FAIL
Loan Data x Comparison Data x Variance x
This loan has failed NY Subprime Home Loan Test.
Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While New York subprime home loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure at origination is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1821392	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$392.96	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	59.083%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx subject mortgage was originated on xx with the lender “xx, in the amount of xx which is recorded on xx
The chain of assignment is complete as the current assignment is with “xx” recorded on xx
There is a state tax lien active in the favor of State of xxe in the amount of xx recorded on xx
There are 2 civil judgments active in the favor of State of xx in the amount of $ xx recorded on xx and xx
Combined annual taxes of 2021 have been paid on xx in the amount x xx
According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 13 months with the loan. The last payment received on 3/xx/2022, the payment applied date was xx and the next due date for payment is 2/xx/2021. The P&I is in the amount of $560.16 and PITI is in the amount of $560.16. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is in collection. According to the payment history as of xx the borrower is currently delinquent for 13 months with the loan. The last payment received on xx the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of zz and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per the comment dated xx the borrower's income has been impacted due to covid-19. The subject property is occupied by the owner. As per the comment dated z the subject property affected due to disaster. The estimated value of repairs is unable to be determined. No comments have been found for foreclosure and bankruptcy.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1xx/xx/2040 Tape Value: xx Variance: -xx Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not fixed. Appraisal report located atxxshows the subject property is Manufacture Home. Alta 7 endorsement is not attached with short form policy. Affidavit of affixation is missing in the loan files. Mortgage document does not reflect any VIN number. The taxes report in updated title shows, the subject property type is Mobile Home."	* ComplianceEase Risk Indicator is xx (Lvl 3) "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation" and loan is not escrowed."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the bona fide discount points test due to one of the following findix (c)(1)(b))
The loanx is a first lien mortgage and has a principal amount that is greater than or equal to x and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand x by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46434526	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$631.90	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.626%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2017	xx	Not Applicable	9.155%	$529.23	08/xx/2017	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx as nominee forxx. The amount of xx which was recorded on xx with xx The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx Its Successors and Assigns. No active judgments or liens have been found against the subject property and borrower. Annual county taxes for the year 2021 have been paid off in the amount of xx on xx No prior year delinquent taxes have been found.	According to the payment history as of 3/xx/2022, the borrower delinquent with the loan. Last payment was received on 3/xx/2022 which was applied to 2/xx/2022. The next due date for payment is 3/xx/2022. The P&I is in the amount xx with an interest rate as per payment history is xx The current UPB reflected is in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is in collection.

According to the payment history as of xxx the borrower delinquent with the loan. Last payment was received on 3/xx/2022 which was applied to 2/xx/2022. The next due date for payment is xx The P&I is in the amount $529.23 with an interest rate as per payment history is 9.155%. The current UPB reflected is in the amount of x

No comments have been found regarding the borrower’s income impacted due to covid-19.

The subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

The Modification agreement was made betweenxx. The new modified principal balance is $ xx The borrower promises to pay the P&I in the amount of xx with interest rate of 9.155% beginning from xx till the maturity date of xx There is forgiven amount of xx However, the forgiven amount exceeds 2% of the modified principal balance. Hence, the interest bearing amount is xx

Update:
As per the comment dated xx the loan was modified.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made betweexx. The borrower promises to pay the P&I in the amount of xx with interest rate of x beginning from x till the maturity date of xx There is forgiven amount of xx However, the forgiven amount exceeds 2% of the modified principal balance. Hence, the interest bearing amount is xx	Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Doc date of last modification is xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step 1 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod step 1 rate is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Mod step 2 date is xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: x   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Mod step 2 rate is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: xx   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: x   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Application is missing from loan file." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan files." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by the borrower's."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	653
84465403	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	$0.00	$420.24	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.420%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2022	xx	Not Applicable	4.375%	$246.10	06/xx/2022	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx. in the amount of xx which was recorded on xx with xx3.
The chain of assignment is complete. The current assignment is with xx” dated on xx which was recorded on xx
There is one junior civil judgment against the borrower in the favorxx”, in the amount of xx which is recorded on xx
Annual property taxes for the year 2021 were paid on xx in the total amount of xx without any prior delinquency.
According to the payment history as of 03/xx/2022, the borrower is 21 months delinquent with the loan. The last payment received on 1/xx/2022 which is applied on 5/xx/2020. The next due date for payment is 6/xx/2020. The P&I are in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of loan is in collections.
According to the payment history as of xx the borrower is 21 months delinquent with the loan. The last payment received on 1/xx/2022 which is applied on 5/xx/2020. The next due date for payment is 6/xx/2020. The P&I are in the amount of x and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per servicing comment dated 5/xx/2021, the reason for default was borrower attested that their current financial hardship due to covid. No further details are available.
No foreclosure activity has been found.
No post close bankruptcy record has been found.
No information has been found related to damage or repairs.

Update:
As per the collection comment dated 9/xx/2022, borrower deceased 3 years ago. Unable to determine the date of death.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between borrower “xxAs per this modification agreement the new principal balance is xx and borrower promise to pay principal and interest in the amount of x with rate of xx According to this agreement new maturity date will be xx	Credit Application Credit Report	Field: Borrower Last Name Loan Value: xxx Tape Value:xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.

This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No Documentation"."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96966988	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$816.00	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.040%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2019	xx	xx	7.800%	$425.22	10/xx/2019	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx

There is one active credit card judgment lien against the subject property in the favor of xx which is the amount of xx recorded on 10/xx/2019.

1st county taxes of 2021 have been paid in the amount of xx on x

2nd county taxes of 2021 have been due in the amount of xx on xx

No prior year delinquent taxes have been found.

According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 1/xx/2022 in the amount of xx which was applied for due date 1/xx/2022. The current P&I is in the amount of $425.22 and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 1/xx/2022 in the amount of $629.29 which was applied for due date 1/xx/2022. The current P&I is in the amount of $425.22 and current PITI is in the amount of $629.29 with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

The modification agreement was made between the lender and borrower on 9/xx/2019. As per the modified term, the new principal balance is xx The borrower promises to pay $425.22 monthly with a modified interest rate of 7.800 beginning from 10/xx/2019 with a maturity date of 9/xx/2059.

As per comment dated 5/xx/2022, the subject property is owner occupied.

As per comment dated 1/xx/2022, the reason for default is curtailment of income.

As per comment dated 1/xx/2022, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from 6/xx/2020 to 05/xx/2022. Further details not provided.

As per comment dated 1/xx/2022, the subject property is affected by natural disaster.

As per comment dated 8/xx/2021, the borrower has deceased. Further details not provided.

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower onxx per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of x beginning from xx with a maturity date of xx The modification does not have a balloon provision. The loan has been modified once since origination.
Amended notice of loan modification agreement adjustment located at_xx is available in the loan file. The P&I in the amount of xx with interest rate of xx

Credit Report	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| $-xx |----| -xx Comment: Deferred balance is xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Modification date is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Forbearance plan start date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.04   Variance %: xx   Comment: Note Document reflects Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: "Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx "   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per Appraisal Report located at “xxthe subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is not available in the loan file.Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* Lost Note Affidavit (Lvl 3) "The lost note affidavit is available in the loan file which was located atxx	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40197685	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,420.32	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on x in the amount of xx with MERS as nominee foxxc.

The chain of assignment has been completed. Currently, the assignment is with xx, A xx which was recorded on xx

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of xx on xx

2nd combined taxes of 2021 have been due in the amount of xx on xx

No prior year delinquent taxes have been found.

According to the payment history as of 3/xx/2022, the borrower is delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 12/xx/2021 which was applied due date on 01/xx/2022. The current P&I is in the amount of $735.66 and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 3/xx/2022, the borrower is delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 12/xx/2021 which was applied due date on 01/xx/2022. The current P&I is in the amount of $735.66 and current PITI is in the amount of $735.66 with an interest rate of 8.100%. The current UPB reflected as per the payment history is in the amount of xx

As per comment dated 03/xx/2022, the reason for default is Unemployment.

As per comment dated 03/xx/2022, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from 04xx01/2022. Further details not provided.

As per comment dated 03/xx/2022, the subject property is affected by natural disaster.

The loan has not been modified since origination.

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Forbearance Plan Start Date Loan Value: xx Tape Value: xx |---| 31 (Days) |----| Comment: Forbearance plan start date is xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Note reflect Original Balance as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type: xx
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: $xx. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to: This loan failed the TILA right of rescission test & TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is xx and allowed is xx however it is undercharge by xx

This loan failed the TILA right of rescission test.
Closed-end (x , transferred from 12 x x ), Open-endx, transferred from 12x The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by x, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Original appraisal report is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29759116	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$415.48	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.955%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee forxxThe amount of xx which was recorded on xx with xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx

There is one junior mortgage against the subject property which was recorded on xx in the amount of xx and in the favor of MERS as nominee for xx
No active judgments or liens have been found against the subject property and borrower.

1st installment of county taxes for the year 2022 have been paid off in the amount of xx on xx

2nd installment of county taxes for year 2022 was due on xx in the amount of xx

No prior year delinquent taxes have been found.

According to the payment history as of 3/xx/2022, the borrower is currently 4 months delinquent with the loan. Last payment was received on 11/xx/2021 which was applied to 11/xx/2021. The next due date for payment is 12/xx/2021. The P&I is in the amount $378.32 with current interest rate as per payment history is xx The current UPB reflected is in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is collections.

According to the payment history as of 3/xx/2022, the borrower is currently 4 months delinquent with the loan. Last payment was received on 11/xx/2021 which was applied to 11/xx/2021. The next due date for payment is 12/xx/2021. The P&I is in the amount $378.32 with current interest rate as per payment history is 6.955%. The current UPB reflected is in the amount of xx

The collection comment dated 10/xx/2020 states the borrower’s income is impacted by covid-19.

As per the collection comment dated 12/xx/2021 the forbearance plan was given to the borrower dated 12/xx/2021 to 5/xx/2022. The forbearance plans ran and were extended from 12/xx/2021. Further details not provided.

The collection comment dated 4/xx/2022 the subject property is owner occupied. The collection comment dated 12/xx/2021 the homeowner's property affected due to natural disaster. Further details not provided.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial Escrow Acct Disclosure	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: Forbearance plan start date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The Note reflects the Original Balance as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The Note reflects the Original Stated Rate as 6.95520%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72474861	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2011	xx	xx	5.220%	$260.67	08/xx/2011	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx.

The chain of assignment has been completed. Currently, the assignment is withxx which was recorded on xx

No active judgments or liens have been found.

Combined taxes of 2021 have been exempted.

No prior year delinquent taxes have been found.	According to the payment history as of 3/xx/2022, the borrower is delinquent for 1 month and the next due date for payment is 02/xx/2022. The last payment was received on xx which was applied due date on 01/xx/2022. The current P&I is in the amount of $260.67 and current PITI is in the amount of $260.67 with an interest rate of 5.220%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 3/xx/2022, the borrower is delinquent for 1 month and the next due date for payment is 02/xx/2022. The last payment was received on 02/xx/2022 which was applied due date on 1/xx/2022. The current P&I is in the amount of $260.67 and current PITI is in the amount of xx with an interest rate of 5.220%. The current UPB reflected as per the payment history is in the amount of xx

The modification agreement was made between the lender and borrower on 8/xx/2011. As per the modified term, the new principal balance is xx The borrower promises to pay $260.67 monthly with a modified interest rate of xx beginning from 8/xx/2011 with a maturity date of 10/xx/2037.

As per comment dated 3/xx/2022, the subject property is owner occupied.

As per comment dated 11/xx/2021, the reason for default is curtailment of income.

As per comment dated 11/xx/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from 2/xx/2022 to 07/xx/2022. Further details not provided.

As per comment dated 3/xx/2022, the subject property is affected by natural disaster.

Bankruptcy Comments: Not Applicable.
Foreclosure Comments: Not Applicable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of x The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application Credit Report Flood Certificate	Field: Borrower #1 x Name Loan Value: xx Tape Value: L |---| |----| Comment: Borrower middle name is x Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Modification date is xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: x (Days)   Variance %:    Comment: Forbearance plan start date is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original principal balance is $xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Missing flood cert (Lvl 2) "Flood cert is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32576812	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$521.56	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.130%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx.”
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx
No active judgments or liens were found.
The annual county taxes for the year xx have been paid in the amount of xx on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 03/xx/2022 the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was 02/xx/2022. The last payment was received on xx in the amount of x xx which was applied for the due date of xxx The monthly P&I is in the amount of $749.00with an interest rate of xx The current UPB is reflected in tape for the amount x	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 03/xx/2022 the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was 02/xx/2022. The last payment was received on 03/xx/2022 in the amount of xx (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $749.00with an interest rate of xx The current UPB is reflected in tape for the amount of xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 02/xx/2021, the reason for default is excessive obligation.
As per comment dated 02/xx/2021, borrower is on forbearance plan
The loan has not been modified since origination. No information has been found related damage or repairs
As per servicing comment dated 02/xx/2021, the property occupancy stated as owner occupied.
According to servicing comments dated 02/xx/2021, the borrower’s income has been impacted due to covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Mortgage Insurance for xx	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -7 x   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: xx    Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC. The following state disclosures are missing in the loan file;
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Mortgage Insurance Certificate missing (Lvl 2)     "The loan is conventional and LTV exceeds xx Hence, the MI certificate is required, which is missing from the loan file."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. An appraisal report at the time of origination located at xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84245795	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.709%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xxx with MERS as nominee forxx. a Corporation.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

There is Civil Judgment open against the borrower in the amount of xx with plaintiffxxwhich is recorded on xx

There is Civil Judgment open against the borrower in the amount of xx with plaintiff xx which is recorded on x

There is Civil Judgment open against the borrower in the amount of xx with plaintiffxx& Web Bank which is recorded on xx

No prior year delinquent taxes have been found.	According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 33 months and the next due date for payment is 6/xx/2019. The last payment was received on 3/xx/2022 in the amount of xx which was applied for due date 5/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in foreclosure.

According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 33 months and the next due date for payment is 6/xx/2019. The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.710%. The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx the subject property is not owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated 6/xx/2020, borrower’s income is impacted by covid-19.

As per servicing comment dated 10/xx/2020. The foreclosure was initiated in year xx with the loan and was referred to attorney. However, as per servicing comment dated 01/xx/2022, the foreclosure has been put on hold due to the loss mitigation provided to the borrower. Further details not provided.
Foreclosure Comments:As per servicing comment dated 10/xx/2020. The foreclosure was initiated in year xx with the loan and was referred to attorney. However, as per servicing comment dated xx the foreclosure has been put on hold due to the loss mitigation provided to the borrower. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: xx |---| x x----| xx Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 36.531%   Tape Value: 36.530%   Variance: xx   Variance %: xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type: x
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Changes as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator is moderate due to
TILA Finance Charge Test: fail
TILA Foreclosure Rescission Finance Charge Test: fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance TILA test failed
TILA Finance Charge Test: fail
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
TILA Foreclosure Rescission Finance Charge Test: fail
The finance charge is x The disclosed finance charge of xx is not considered accurate because it is understated by more than x
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53737860	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$328.98	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.865%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	xx	Not Applicable	7.749%	$306.55	03/xx/2022	Financial Hardship	The updated title report dated xx shows that the mortgage was originated on xx with xx in the amount of xx The subject mortgage was recorded on xx with the xx
The chain of the assignment has been completed. The current assignment is withx
x
There are four junior mortgages active as follows
1. It was originated on xx in favor of xx and recorded on xx with mortgage amount xx
2. It was originated on xx in favor of xx and recorded on xx with mortgage amount xx
3. It was originated on xx in favor of xx and recorded on xx with mortgage amount xx
4. It was originated on xx in favor of xx and recorded on xx with mortgage amount xx
 There are five civil judgments in the total amount of xx in favor of State of NC respectively, recorded on different dates.
 The annual installments of combined taxes for the year of 2021 have been paid in the amount of xx
The review of the payment history shows that the borrower is currently delinquent for more than 10 months and the next due date is for 5/xx/2021. The last payment was received on 3/xx/2022, in the amount of $408.73, which was applied for 4/xx/2021. The UPB stated in the payment history is xx The Current P&I is xx and PITI is $473.69, with the interest rate of xx

Collections Comments:The loan is in collection.
The comment history dated xx shows that the borrower’s reason for default is curtailment of income because of covid impact.
The property is owner occupied. No damage or repair to the property has been found.
The borrower is currently delinquent for more than 10 months and the next due date is for xx The last payment was received on xxx in the amount of $408.73, which was applied for xx The UPB stated in the payment history is xx The Current P&I is xx and PITI is xx with the interest rate of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 7.749% with the modified P&I of xx
The first payment date was due on xx and the new maturity date is xx
There is no deferred balance stated. The lender agrees to forgive $5034.61.

Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx--| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value:xx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: x   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The pay history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The pay history string is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing from loan file. The itemization is available. The values are updated as per itemization."	* Application Missing (Lvl 2) "Final application is missing from loan the documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA foreclosure rescission finance charge test due to the finance charge disclosed on the final TIL is xx Calculated finance charge xx for an under the disclosed amount of x
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Notice of right to cancel is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
8873382	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$345.32	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.450%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment is withxx, its successors and assigns.

Annual county taxes of 2021 have been paid in the amount of xx on xx

No prior year delinquent taxes have been found.

There are two credit card judgments against the property in the total amount of xx which recorded on xx and xx by different plaintiffs.

Updated title report shows “Borrower held interest via contract for deed” which released on xx

There is one “xx” served to borrowexxoffice which recorded on xx
According to the payment history as of xx the borrower is currently delinquent for 01 month and the next due date for payment is 02/xx/2022. The last payment was received on 02/xx/2022 in the amount of xx which was applied for due date 01/xx/2022. The current P&I is in the amount of $610.00 and current PITI is in the amount of $610.00 with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is in collection.

According to the payment history as of 03/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is x The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

As per comment dated 8/xx/2021, the borrower’s income is impacted by covid-19.

As per collection comment dated 02/xx/2021, homeowner’s property is located in disaster area.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: x x--| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: x   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: x x Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Application document is missing from loan files." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86610015	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.577%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2022	xx	xx	3.125%	$50.97	03/xx/2022	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx which recorded on xx in the amount of xx with x x.

 The chain of assignment has been completed. Currently, the mortgage is with xx recorded on xx

No any active liens found against the subject property and borrower.

Annual property taxes for the year xx are paid on xx in the amount of xx without any prior delinquency.	According to the payment history as of 03/xx/2022, the borrower is current with the loan. The last payment received on 04/xx/2021 which is applied on 06/xx/2020. The payment history shows the old due date 07/xx/2020 adjusted to the new due date 03/xx/2022. The next due date for payment is 03/xx/2022. As per last payment P&I are in the amount of $342.99. The current P&I are in the amount of $50.97 and PITI is in the amount of $62.79. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of loan is in collections.

According to the payment history as of 03/xx/2022, the borrower is current with the loan. The last payment received on 04/xx/2021 which is applied on 06/xx/2020. The payment history shows the old due date 07/xx/2020 adjusted to the new due date xx The next due date for payment is 03/xx/2022. As per last payment P&I are in the amount of xx The current P&I are in the amount of $50.97 and PITI is in the amount of $62.79. The UPB reflected as per the payment history is in the amount of xx

According to the collection comment dated xx the subject property had damages. The estimated repairs cost is not available. The detailed information regarding these damages is not available, hence we are unable to confirm the nature of damage also, unable to confirm whether these damages are repaired or not.

According to the PACER, the borrower xx had filed bankruptcy under chapter-13 with the xxon 10/xx/2019. Plan was confirmed on 01/xx/2020. POC was filed on 12/xx/2019, in the secured claim amount of xx
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-13 with thexxon 10/xx/2019. Plan was confirmed on 01/xx/2020. POC was filed on 12/xx/2019, in the secured claim amount of $xx and an arrearage in the amount of $342.99.

As per the order confirming chapter 13 plan filed on date 01/xx/2020 the borrower promises to pay monthly payment of $343.00 with an estimated arrearage amount of $685.00. The case has been dismissed on 03/xx/2021 and got terminated on 07/xx/2021.	The modification agreement was made between borrower and lender on xx with the new principal balance of xx in which the amount xxx is deferred. The interest bearing amount is xx The borrower has promised to pay the new P&I xx with the interest rate of 3.125% beginning from xx till the maturity date xx	Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: x   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: Manufactured Housing   Tape Value: Single Family   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed.
As per updated title dated x the tax report shows the subject property is manufactured home. The inspection report dated x located at xx” also shows the subject property is manufactured home. However, tape data shows property type as single family. Appraisal report is missing from the loan documents. Legal description of mortgage does not show VIN#. ALTA 7 endorsement is not incorporated with final title policy. Affidavit of affixation is missing from the loan file. Hence, unable to determine whether the home is affixed to the land."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from loan document."
* LTV or CLTV x x x 2)     "As tape data reflects appraised value in the amount of x which is less than original balance x x
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60411224	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,683.02	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.082%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on x which recorded on xx in the amount of xx with xx

The chain of assignment has been completed. Currently, the mortgage is with xx recorded on xx

There is one judgment lien against the borrower in the favor of xx for the amount of xx which recorded on xx

Annual property taxes for the year 2022 are paid on xx in the amount of xx without any prior delinquency.	According to the payment history as of 03/xx/2022, the borrower is 8 months delinquent with the loan. The last payment received on 07/xx/2021 which is applied on 07/xx/2021. The next due date for payment is 08/xx/2021. The P&I are in the amount of $1,148.73 and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of loan is in collections.

According to the payment history as of 03/xx/2022, the borrower is 8 months delinquent with the loan. The last payment received on 07/xx/2021 which is applied on 07/xx/2021. The next due date for payment is xx The P&I are in the amount of $1,148.73 and PITI is in the amount of $1,148.73. The UPB reflected as per the payment history is in the amount of xx

As per servicing comment dated 05/xx/2021, reason for default is curtailment of income. The borrower income is impacted by covid-19.

As per the comment dated xx the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

No post close bankruptcy record has been found.

No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Forbearance Plan Start Date Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -x (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41468563	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$681.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held by x x

The chain of assignment is complete. The last assignment is with xx

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history tape data as of 3/xx/2022 shows that the borrower is 17 months delinquent with the loan. The next due date is 10/xx/2020. The last payment was received on 9/xx/2020 which is applied for due date of 9/xx/2020. The current P&I is $1,411.23 & interest rate is 11.25%. The current UPB as of the date is xx	Collections Comments:The currents status of the loan is collection.
Review of payment history tape data as of 3/xx/2022 shows that the borrower is 17 months delinquent with the loan. The next due date is 10/xx/2020. The last payment was received date is unable to determine. The current P&I is xx & interest rate is 11.25%. The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 2/xx/2022, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 10/xx/2020 to 4/xx/2022.
As per collection comment dated 3/xx/2022, the property was affected by natural disaster. However, further no comments have been regarding damage/repairs. Also, collection comment does not state nature & cost of damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	Field: Forbearance Plan Start Date Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: UA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -19 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type: x	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "ComplianceEase elevated due to-
Higher-Priced Mortgage Loan-
The loan is a higher-priced mortgage loan due to the following findings:
The loan has a date creditor received application (formerly application date) on or after the effective date of October 1,
2009; and
The loan is a first lien and the APR exceeds the Average Prime Offer Rate x by x or more; or
The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate x by x or x
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87433552	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,182.15	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x the subject mortgage was originated on x which recorded on xx in the amount of xx with xx x
The chain of assignment has been completed. Currently, the mortgage is withxxC which was recorded on xx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of 3/xx/2022, the borrower is delinquent for 4 months. The date of last payment was received on 10/xx/2021 which was applied to 10/xx/2021. The next due date for payment is 11/xx/2021. The P&I is in the amount of $773.03 and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in collections. According to the payment history as of 3/xx/2022, the borrower is delinquent for 4 months. The date of last payment was received on 10/xx/2021 which was applied to 10/xx/2021. The next due date for payment is xx The P&I is in the amount of $773.03 and PITI is in the amount of $773.03. The UPB reflected as per the payment history is in the amount of xx
As per the comment dated xx the borrower’s income has been affected by Covid-19.
As per the comment dated xx the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, >= xx x Tape Value: Collections |---| |----| Comment: The loan is currently in collections. According to the payment history as of xx the borrower is delinquent for 4 months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: x   Variance: x   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: x   Tape Value: xx   Variance:    Variance %:    Comment: xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xxx Variance: Variance %: Comment: xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
As per the appraisal report located at “xx, the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage.
																																																																																						Hence, unable to determine whether the home is attached to the permanent foundation."		l		Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47007	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$239.60	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.060%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/xx/2010	xx	Not Applicable	10.060%	$257.01	02/xx/2010	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx on x with the lenderz x x which was recorded on zz
The chain of assignment has been completed as the subject mortgage is with xxC.
There is a civil judgment in the favor ofxxin the amount of xx which was recorded on xx
There is a civil judgment in the favor ofxxC in the amount of xx which was recorded on xx
Taxes of 2021 have been paid in the amount of xx	According to the payment history as of 3/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on 3/xx/2022 which was applied for 1/xx/2022 and the next due date for the payment is x The P&I is in the amount of $257.01 and PITI is in the amount of $258.00. The UPB reflected is in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is bankruptcy. According to the payment history as of 3/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on 3/xx/2022 which was applied for 1/xx/2022 and the next due date for the payment is 2/xx/2022. The P&I is in the amount of $257.01 and PITI is in the amount of $258.00. The UPB reflected is in the amount of $16,625.90.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the x the borrowerxxhad filed bankruptcy under chapter- 13 with the xx on xx The POC was filed on 2/xx/2019, with the claim amount of xx and the arrearage amount is $0.00. The chapter 13 plan was confirmed on xx As per the chapter 13 plan, the debtor shall pay to the trustee the sum of $200.00 per month for 60 months. The date of the last filing is xx	This loan modification agreement was made between (xxnd new P&I is in the amount of xx that began from xx The maturity is xx There is no provision for the balloon payment.	Credit Application Credit Report	Field: Current Bankruptcy Post Petition Due Date Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 31 (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: x   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: x Tape Value: x Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87701825	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	$0.00	$796.07	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with x x
The chain of assignment has been completed. Currently, the assignment is xx A xx Its successors and assigns.
There is one state tax lien against the borrower in the favor of xx”. In the amount of xx which was recorded on xx
There is one civil judgment against the borrower in the favor of xx. In the amount of xx which was recorded on xx

Annual combined taxes of 2021 have been paid in the amount of xx on xx
No prior year delinquent taxes have been found.
According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $919.30 which was applied for due date 1/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of $992.34 with an interest rate of 11.000%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of xx the borrower is currently delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $919.30 which was applied for due date 1/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of $992.34 with an interest rate of 11.000%. The current UPB reflected as per the payment history is in the amount of xx

As per comment dated 3/xx/2022, the subject property is owner occupied.
There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating meet expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -x x Variance %: Comment: Change. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to x and charges discount points that are noxxunt disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28514812	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$219.60	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.260%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	xx	Not Applicable	3.125%	$73.33	02/xx/2022	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx which recorded on xx in the amount of xx
The chain of assignment has been completed. Currently, the mortgage is with xx
Active liens and judgments against the borrower/property:
Civil judgment against the borrower recorded on xx in the amount of xx in favoxx. The final judgment was re-recorded on xx
No delinquent taxes have been found.
According to the payment history as of 3/xx/2022, the borrower is current with the loan. The last payment was received on 3/xx/2022 which was applied to 2/xx/2022. The next due date for payment is 3/xx/2022. The P&I is in the amount of $73.33 and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently performing. According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied to xx The next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per the comment dated xx the borrower’s income has been affected by Covid-19.
Unable to determine the current occupancy and condition of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx with the new principal balance is in the amount of xx and the borrower promised to pay the new P&I xx with the interest rate of xx beginning from xx till the maturity date of xx The interest bearing amount is xx	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: The loan is currently performing. According to the payment history as of xx the borrower is current with the loan. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xxx   Variance: $0.01   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: x   Variance:    Variance %:    Comment: x   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: x Variance: Variance %: Comment: xxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage APR threshold test due to APR calculated x exceeds APR threshold of xx over by x
This loan failed the HOEPA high cost mortgage APR threshold test. The annual percentage rate (APR) at consummation is xx which exceeds the yield of xx as of September 15, 2008 on 20 year Treasury securities (the Treasury securities having comparable periods of maturity), plus xx percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on October 4, 2008"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The itemization is located at xx	* Application Missing (Lvl 2) "Application missing from loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the high-cost home loan DTI provided test.
The loan is a high-cost home loan and the DTI ratio of the obligor(s) was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's payment ability."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of xx exceeds Disclosed Finance charge of xx over by -xx

Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds Disclosed Finance charge of xx over by -x

Loan failed TILA APR test due to APR calculated x exceeds APR threshold xx over by -xx
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliate business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Critical	Fail	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51234313	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7.56	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.090%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2019	xx	Not Applicable	10.920%	$233.44	09/xx/2019	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx held byxx

The chain of assignment is complete. The last assignment is with xx

There is one junior judgment active against the borrower in the amount of xx held by xx

No delinquent taxes have been found for the prior year.
Review of payment history as of 3/xx/2022 shows that the borrower is 4 months delinquent with the loan. The next due date is 11/xx/2021. The last payment was received on 10/xx/2021 in the amount of $233.44 with interest rate 10.920 % which was applied for the due date 10/xx/2021. The current UPB as of the date is xx	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx shows that the borrower is 4 months delinquent with the loan. The next due date is x The last payment was received on 10/xx/2021 in the amount of xx with interest rate xx % which was applied for the due date xx The current UPB as of the date is xx
No foreclosure evidence has been found.
As per collection comment dated 2/xx/2022, the borrower’s income is impacted by Covid-19. x plans ran and were extended several times from xx to xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the x records, the debtoxx had filed bankruptcy under chapter 13 witxx xx The POC was filed on x with the POC claim amount $xxx and the arrearage amount is xx The schedule Dxxshows the secured claim in the amount of xx and the value of collateral which supports the claim is xx So, there is no unsecured amount. The case was dismissed on x & it was terminated on x	Notice of loan modification adjustment agreement was made on xx and the new principal balance is xx to a step modification and the rate was starting from xx % and borrower has promised to pay P&I in the amount of xx that began from xx with a new maturity date of xx The rate changes in 2 steps ending at xx %. No forgiven and deferred has been noted in modification agreement.	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.01   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land.
An appraisal report at time of origination is missing from the loan file. The seller tape data shows that the subject property type is “Manufactured Housing”. The ALTA 7 endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Also, affidavit of affixation is missing from the loan file. Hence, unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in AL. The following state disclosures are missing in the loan file;
Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68115768	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$29.60	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.630%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx the amount of xx in favor oxx The chain of assignment has been completed as the subject mortgage is with the lenderxx. There is no active judgments or liens found. The annual county taxes for 2021 have been paid in full in the amount of xx on xx No prior year delinquent taxes have been found.	According to payment history as of 3/xx/2022, the borrower is currently delinquent for 1 months and the next due date for payment is xx The last payment was received on 3/xx/2022in the amount xx $681.39 which was applied for due date 2/xx/2021. The current P&I is in the amount of $570.18 and current PITI is in the amount of $681.39 with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in collection.

According to payment history as of xx the borrower is currently delinquent for 1 months and the next due date for payment is 2/xx/2022. The last payment was received on x the amount of xx which was applied for due date 2/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate x x The current UPB reflected as per the payment history is in the amount of xx

As per comment dated 3/xx/2022 reason for default is Excessive  Obligation.

As per comment dated 3/xx/2022 the subject  property shows water damage and borrower received claim amount in xx

No foreclosure activity has been found.

No post close bankruptcy record has been found.

No further information was found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -0.00003%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: x   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. A seller Tape shows the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the Final Title Policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase HOEPA Test Failed (Lvl 2)     "The CE risk indicator is critical as the loan is failing for HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in x some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
The loan data is x and comparison data is x hence, the variance is x
This loan failed the HOEPA higher-priced mortgage loan document type test"
* ComplianceEase Risk Indicator isx     "The CE risk indicator is critical as the loan is failing for HOEPA higher-priced mortgage loan test."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hanx		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,631.62	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70235371	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$878.46	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.240%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx The chain of assignment has been completed. Currently, the assignment is xx successors and assigns. Annual combined taxes of xx have been due in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is currently delinquent for xx months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx the borrower is currently delinquent for xx months and the next due date for payment is xx The last payment was received on xx  in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx, the borrower’s income is impacted by covid-19.
As per comment dated xx, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is fair and servicing rating metes expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: 9/xx/2038   Variance: -3 (Days)   Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Change. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
1) NC RSHL Modified HMDA APR Threshold test: -   Loan data xx Comparison data  xx Variance xx
2) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data xx Comparison data xx Variance xx
This loan failed the documentation type test."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	650
50123378	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,916.32	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2012	xx	xx	5.000%	$835.44	05/xx/2012	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx
The chain of assignment has been completed. Currently, the assignment is from xx its successor and assigns recorded on xx
There is credit card judgment against the borrower in the favor of xxfor the amount ofxx recorded on xx and renewed on xx.
First and second installments of county taxes for the year of xx have been paid in the amount of xxon xx and xx onxx.
No prior year delinquent taxes have been found.
According to latest payment history as of xx, the borrower is currently delinquent forxxmonths and the next due date is xx. The last payment was received on xxin the amount of xx which was applied for the due date xx. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently in the collection and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date xx. The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment datedxx the borrower accepted the xx. xx plans ran and were extended several times fromxx or last fb plan was provided onxxAs per the comment dated xx, the subject property is located in natural disaster area. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The adjustment of terms agreement which was made on xx between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx and the deferred amount is xx. The borrower has promised to pay the in the amount of xx with the interest rate of xx beginning on xx till maturity date of xx	Credit Report	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -25 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -11 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53885796	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,121.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.430%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx. The chain of assignment has been completed. Currently, the assignment is xx. Annual county taxes of xx have been paid in the amount of xx on xx. No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently delinquent for xx months and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection. The borrower is currently delinquent for xx months and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx. As per comment dated xx, the property is unknown occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: -xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx  Variance:    Variance %:    Comment: The pay history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: The pay history string is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.  The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation The loan data is xx  and comparison data is xx hence, the variance is xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63095747	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,641.32	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.980%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.692%	First	Final policy	Not Applicable	Not Applicable	07/xx/2020	xx	Not Applicable	7.173%	$456.72	07/xx/2020	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
No active judgments or liens were found.
The xx county annual taxes have been paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent with the loan for xx months and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx which was applied for the due date of xx. The monthly P & I is in the amount ofxx with an interest rate of xx The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx the borrower is delinquent with the loan for xx months and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The monthly P & I is in the amount of xx with an interest rate of xx. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx, the reason for default is curtailment of income.
Borrower’s willingness and ability to pay is average.
No information has been found regarding the forbearance plan.
The step modification agreement was signed between the borrower xxand lender xx with an effective date of xx shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower promised to make a monthly payment ofxx with an interest rate of xx beginning from xx, which will get changed in 3 steps till the maturity date of xx. The rate will change in 3 steps which end with xx. There are no deferred balance and principal forgiven amount.
As per the latest property inspection report located at xx, the subject property needs some repairs. No details are available regarding estimated repairing cost. However, no further details have been found regarding completion of repairs.
The occupancy of the subject property is unable to be determined.
According to servicing comments dated xx stated that the borrower is impacted by Covid-19 and the reason for default is curtailment of income. No further information has been found.
As per servicing comment dated xx, the subject property has been affected by natural disaster.

Update:
As per the collection comment dated xx, the roof the subject property was damaged due to storm. The date of loss and actual loss amount are unable to determine. No comments have been found regarding repair completion.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower xx" and lender xx with an effective date of xx shows the new modified unpaid principal balance and interest bearing amount is xx. The borrower promised to make a monthly payment of xx with an interest rate of xxbeginning from xx which will get changed in 3 steps till the maturity date of xx. The rate will change in 3 steps which end with xx. There are no deferred balance and principal forgiven amount.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -24 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "Seller tape shows issue as “Tarped”. No further details available."	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.( 12 CFR xx )
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR xx(h) , transferred from 12 CFR xx )
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida. The following state disclosures are missing in the loan file;
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
																																																																																								4.Insurance Sales Disclosure"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43474142	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$741.40	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	14.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	xx	Not Applicable	3.125%	$391.57	03/xx/2022	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xxin the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

Annual county taxes of xxhave been paid in the amount of xx

No prior year delinquent taxes have been found.

There is one junior mortgage against property which recorded on xx in the amount of xx with the lender of xx
According to the payment history as of xx, the borrower is currently delinquent for more than xx months and will pay as per new due date of xx. The last payment received date is not available. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:The loan is in collection.

According to the payment history as of xx, the borrower is currently delinquent for more than 24 months and will pay as per new due date of xx. The last payment received date is not available. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx, the borrower’s income is impacted by covid-19. The servicer provided a modification plan which ran from xx

According to collection comment dated xx, the property was located in disaster area. Further details not provided.

According to PACER, the borrower xx filed the bankruptcy under chapter xx As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is $0.00. The POC was not filed. The chapter 07 the plan was discharged on xx and terminated on xx and bankruptcy is discharged.

There is no indication of post-closing foreclosure proceeding.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrower xx filed the bankruptcy under chapter 07 xx. As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is $0.00. The POC was not filed. The chapter 07 the plan was discharged on xx and terminated on xx and bankruptcy is discharged.	The modification agreement was made between lender and borrower on xx As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xx beginning fromxx with a maturity date of xx. The modification does not have a balloon provision. The loan was modified once since origination.	Credit Report Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per certificate of title located at xx the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is not available."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to TILA Finance Charge Test Failed and TILA Foreclosure Rescission Finance Charge Test Failed and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan Data: xx Comparison Data: xx Variance: -xx Compliance Ease State Regulations Test Failed. This loan failed the TILA Foreclosure Rescission Finance Charge test Loan Data: xx Comparison Data: xx Variance: -xx This loan APR test. Loan Data: xx Comparison Data: xx Variance: -xx
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53757918	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$698.50	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.870%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	22.682%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.870%	$330.23	Unavailable	Unavailable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

Annual county taxes of the year xx have been paid.

No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is currently delinquent for 2 month and the next due date for payment is xx. The last payment was received on xx in the amount ofxx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx the borrower is currently delinquent for 2 month and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date of xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx, the borrower’s income is impacted by covid-19. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
This is a conventional fixed rate mortgage with an interest rate of  xx and a maturity date of xx The current P&I as per payment history isxx and rate of interest is xx However, there is a reduction in P&I and interest rate with respect to note data which seems that there would be a possible modification. However, modification agreement is missing in the file.

Credit Report	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. . As per appraisal report located at xx shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to

TILA Foreclosure Rescission Finance Charge Test: fail
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Finance Charge Test: fail
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46164382	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$662.70	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.209%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender xxThe amount ofxx which was recorded on xx

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx

There are two credit card judgment against the borrower which was recorded on xx and xx in the total amount of xx in the favor of xx

Annual combined taxes for the year xx have been paid off in the amount ofxx.

No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently 1 month delinquent with the loan. Last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount xx with an interest rate as per payment history is xx The current UPB reflected is in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is in collections.

According to the payment history as of xx, the borrower is currently 1 month delinquent with the loan. Last payment was received on xx which was applied to xx. The next due date for payment isxx. The P&I is in the amount xx with an interest rate as per payment history is xx The current UPB reflected is in the amount of xx

No comments have been found regarding the borrower’s income impacted due to covid-19.

The collection comment dated xx, the subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Loan is not modified since origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections |---| |----| Comment: Current legal status of the laon is in collections, 60-119 days. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance (or line amount) is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is "Moderate"."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR xx )
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR xx , transferred from 12 CFR xx )
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46392159	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,140.97	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.350%	240	xx	xx	Conventional	Fixed	Cash Out	xx	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title dated xx the subject mortgage was signed on xx which was recorded on xx in the favor ofxx

 The chain of assignment is complete. The current assignment is with xx

As per the updated title report dated xx, there is an active mortgage which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx The prior mortgage was recorded on xx in the amount of xx with xx

There is one junior mortgage active in the favor of xx, in the amount of xx, originated on xx and recorded on xx.

There is a State xx lien which was recorded on xx in the favor of xx

The annual county taxes for xx have been paid in full in the amount ofxx

No prior year delinquent taxes have been found.
According to payment history as of xx the borrower is currently delinquent for 3 months and the next due date for payment is xx The last payment was received on xx in the amount ofxx which was applied for due date xx. The current P&I are in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount ofxx	Collections Comments:The loan is currently in collections.
According to payment history as of xx, the borrower is currently delinquent for 3 months and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I are in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx
As collection comment datedxx borrower impacted by COVID and his income has been reduced.
As per seller tape data COVID FB plan end date xx
No damage and repairs have been found.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of xx. The P&I as per payment history is the xx and rate of interest is xx, however, there is a different in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on xx. The borrower is making payment as per modified terms. However, Modification agreement is missing in the file.	Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Itemization and estimated HUD-1 is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37030293	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,202.22	02/xx/2024	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$4,491.67	xx	6.125%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.974%	First	Final policy	Not Applicable	Not Applicable	07/xx/2021	xx	Not Applicable	2.750%	$1,808.71	07/xx/2021	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated onxxand recorded on xx in the amount of xx

The chain of assignment has been completed. Currently, the assignment is xx.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount ofxx

2nd county taxes of 2021 have been paid in the amount of xx.

No prior year delinquent taxes have been found.

According to the payment history as of xx, the loan is currently performing and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of  xx, the loan is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xxThe current P&I is in the amount of xxand current PITI is in the amount xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended one time dated on xx
The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

According to servicing comments, the foreclosure was initiated in the loan in xx. The sale was scheduled for xx. As per comment dated xx, the foreclosure case was closed. Further details not provided.

The borrower’s willingness to pay is good and servicing rating below expectation.

Further details not provided

Foreclosure Comments:According to servicing comments, the foreclosure was initiated in the loan in xx. The sale was scheduled for xx. As per comment dated xx, the foreclosure case was closed. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under chapter 07 xx As per Voluntary Petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx The date of last filing bankruptcy is xx. Debtor discharged xx, terminated on xx and bankruptcy is discharged.	The modification agreement was made between lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx. The modification does not have a balloon provision. The loan was modified twice since origination.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: S   Variance:    Variance %:    Comment: Change   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Change   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Change   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Change   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Change   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Change   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Change   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Change Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "Seller tape shows issue as “Worn”. No further details available."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the per diem interest amount test. The per diem interest amount charged on the loan xx exceeds the per diem interest charge or credit threshold xx
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is 12/xx/2006 and note date is 12/xx/2006."	* Settlement date is different from note date (Lvl 1) "Settlement date is different from note date."	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46988954	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	First	$0.00	$7,811.55	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,142.00	xx	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	xx	Not Applicable	3.125%	$1,360.65	03/xx/2022	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded onxx in the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

1st county taxes of xx have been paid in the amount of xx

2nd county taxes of xx have been paid in the amount of xx

No prior year delinquent taxes have been found.

There is one junior mortgage against property which recorded on xx in the amount of xx with the lender of xx
According to the payment history as of xx, the borrower is currently delinquent for more than 9 months and will pay as per new due date of xx The last payment was received on xx in the amount ofxx which was applied for due date xx The current P&I is in the amount of xxand current PITI is in the amount of xxwith an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:The loan is in collection.

According to the payment history as of xx, the borrower is currently delinquent for more than 9 months and will pay as per new due date of xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount ofxx

As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx

According to collection comment dated xx, the homeowner’s work place was affected by natural disaster. Further details not available.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update:
As per the collection comment dated xx, the borrower filed for insurance claim with her company and the comment dated xx shows the borrower inquired about loss draft check. No more information has been found regarding damage/repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx. The modification does not have a balloon provision. The loan was modified twice since origination.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "Seller tape shows issue as “D compliance”. No further details available."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Missing final HUD along with estimated HUD and itemization of fees in loan file and was not able to enter fees from any other closing documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48333487	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,082.12	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.850%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.302%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx
The chain of the assignment has not been provided. However, the current assignment is with an original lender is xx
There is a state tax lien against the borrower in the favor of xx in the amount of $0.00 which was recorded on xx prior to subject mortgage.
There are 4 civil judgments found against the subject property in the total amount of xx filed by different plaintiffs and recorded on different dates.
The annual county taxes for the year xxhave been paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx The current UPB is reflected in tape for the amount of xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per servicing comment dated xx, the reason for default is unemployment/ decreased income.
The borrower’s willingness and ability to pay is average.
As per servicing comment dated xx, borrower was on covid-19 forbearance plan and was extended several times.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comment dated xx, the subject property is owner occupied.
As per servicing comment dated xx, borrower has been impacted due to covid-19 pandemic.

Update:
As per the collection comment datedxx, the subject property was damaged due to storm. The borrower had requested insurance claim in the amount of xx. The date of loss and actual loss amount are unable to determine. No comments have been found regarding repair completion.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: xxx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final good faith estimate is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the North Carolina. The following state disclosures are missing in the loan file;
1) Amortization Schedule Disclosure
2) Credit Property Insurance Disclosure
3) Fee Agreement
4) Priority of Security Instrument Disclosure
5) Priority of Security Instrument Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99945264	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,220.71	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	609	Not Applicable	41.828%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Review of the updated title report dated xx, the subject mortgage was originated on xx which is held by xx In the amount of xx and this was recorded on xx The chain of assignment is complete as the subject mortgage is currently assigned to xx The annual combined taxes for the year of 2021 have been paid in the amount of xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is 3 months delinquent with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is xx. The UPB amount is xx	Collections Comments:The loan is currently in collections.
According to payment history as of xx the borrower is 3 months delinquent with the loan and the next due date for the payment is xx. The last payment was received on xxin the amount of xx. The current P&I is xx & PITI is xx. The stated current rate is xx The UPB amount is $xxx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
As per comment dated xx, the reason for default is curtailment of income.
As per comment dated xx the subject property had hail damage and received claim check amount ofxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with original P&I of xx and rate of interest is xx with maturity date of xx. According to payment history as of xx, current P&I is xx. and rate of interest isxx. However, there is a reduction in P&I and rate of interest with respect to original note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure	Field: Current Legal Status Loan Value: Collections, xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is Moderate due to TILA Finance Charge Test Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is different from note date."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,400.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34703878	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$2,517.17	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	527	Not Applicable	38.822%	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2011	xx	xx	2.000%	$299.98	05/xx/2011	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx
The chain of assignment has been completed as the subject mortgage is with xx
There are 14 HOA liens against subject property in the total amount of xx in the favor of xxwhich was recorded on different dates.
Taxes of 2021 have been paid in the amount of xx	According to the payment history as of xx, the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx The P&I is in the amount of xx and PITI is in the amount ofxx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of $xxx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx.
The unpaid principal balance is xx. with interest rate xx which steps up in 4 steps ending at xx. The borrower promises to pay the monthly P&I of xx that began from xx. The maturity is xx. The interest bearing amount is xxand deferred balance in the amount of xx There is no provision for the balloon payment.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Cash Out - Other Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66371247	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$167.68	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2012	xx	Not Applicable	5.750%	$223.13	05/xx/2012	Financial Hardship	As per the updated title report dated xx, the subject mortgage was originated on xx with lender xx
The chain of assignment has been completed, currently the assignment is with xx
There is junior mortgage originated on xxwith lender United States of America and recorded on xx for the amount ofxx
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of xx, the borrower has been delinquent for 1 month and the next due date is xx. The last payment was received on xx for the amount of xx. The monthly P&I is in the amount of xxwith an interest rate of xx The current UPB is reflected in PH for the amount of xx	Collections Comments:As per servicing comment unable to determine the reason for default.
According to servicing comments, the current status of the loan is in collection.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
No foreclosure activity has been found.
No post close bankruptcy record has been found
Review of payment history as of dated xxshows that the borrower is delinquent for 1 month. The next due date is xx. The last payment was received on xx in the total amount of xx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is xxwith P&I in the amount of xx

Update:
As per the collection comment dated xx, the loan was approved for Covid-19 deferral plan with the prior servicer for 6 months. Further details not provided.
As per the collection comment dated xx, the RFD is curtailment of income.
As per the collection comment datedxxthe servicer provided trial plan to the borrower for 6 months starting on xx. The modification will be effective with the new UPB of xx, modified interest rate is xx and the current P&I is xx The comment dated xx shows that executed modification has been sent. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement made between the borrower xxThe new UPB as per mod is xx. The first payment date is xx and the maturity date is xx. The modified P&I is in the amount ofxx with an interest rate of xx.	Credit Application Credit Report HUD-1 Closing Statement Origination Appraisal	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: No Cash-Out Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Application Missing (Lvl 2) "Application is missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan documents."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98851239	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,907.06	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	85.619%	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2021	xx	Not Applicable	2.875%	$785.91	11/xx/2021	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amountxx

The chain of assignment is complete. The last assignment is with xx

There are two junior state tax liens active against the borrower xxin the total amount of xx held by same plaintiff “The xx” recorded on xx

No delinquent taxes have been found for the prior year.
Review of payment history as of xx shows that the borrower is 3 months delinquent with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate xx which was applied for the due date xx. The current UPB as of the date is xx	Collections Comments:The current status of the loan is collection.
Review of payment history as of xx shows that the borrower is 3 months delinquent with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate xxwhich was applied for the due date xx. The current UPB as of the date is $xxx
No foreclosure evidence has been found.
As per collection comment dated xx, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx
No damage or repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER records, the debtor xxhad filed bankruptcy under chapter 13 with the xx The POC was filed on xx with the POC claim amount xx and the arrearage amount is xxThe schedule D in voluntary petition shows the secured claim in the amount of xx and the value of collateral which supports the claim is xx. So, the unsecured amount isxx. The case was dismissed on xx & it was terminated on xx	The modification agreement was made on the effective date xx and the new principal balance is xx The borrower has promised to pay the P&I of xx with the fixed interest rate xx that began from the first payment date xx till the maturity date of xx. No forgiven and deferred has been noted in the modification agreement.	Condo/PUD Rider Credit Report Initial Escrow Acct Disclosure Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, xx Days   Tape Value: Collections   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
* Condo / PUD rider Missing (Lvl 2)     "Subject property type is PUD. However, PUD rider is missing from the loan file."
* DTI > 60% (Lvl 2)     "As per final 1003, the total monthly income is in the amount of xx and the total monthly expenses are xx Hence, DTI is greater than 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25250997	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$490.39	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$835.63	xx	6.125%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2012	xx	Not Applicable	3.000%	$172.71	12/xx/2012	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount ofxx in favor of xx
The chain of assignments has been completed. The mortgage is currently assigned to xx which was recorded on xx
There are 2 COA lien found against the subject property in the favor of xxin the total amount of xx which were recorded on xx The subject property is located in DC which is a super lien state and there could be a possibility of foreclosure due to a non-paid COA lien. It can be cured by paying off the above non paid lien.
The 2021 county annual taxes have been paid in the amount ofxx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent with the loan for 3 months and the next due date for the regular payment was xx The last payment was received on xx in the amount ofxx (PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx the borrower is delinquent with the loan for 3 months and the next due date for the regular payment was xx The last payment was received on xx1 in the amount of xx which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx. The current UPB is reflected in tape for the amount of $xxx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx, the reason for default is excessive obligations.
The borrower’s willingness and ability to pay is good.
No information has been found regarding the forbearance plan.
The modification document is missing from the loan file. This is conventional fixed rate mortgage originated on xx with P&I of xx with the rate of interest xx and a maturity date of xx. The current P&I as per the latest payment history as of xx. The current UPB is reflected in tape for the amount of xx As per servicing comment dated xx, the loan has been modified on xx.The new modified unpaid principal balance is in the amount of xxwith interest rate starting at xx and the borrower promises to pay P&I in the amount ofxx beginning from xx. The maturity date as per modification is xx.The lender has deffered in the amount of xx However, the forgiven amount exceeds 2% of the modified principal balance. However, the borrower is making the payments according to the terms of the modification, which was made on xx. Hence, we are unable to determine the modification payment has been applied or not.
Recent servicing comments do not reflect any damage pertaining to the subject property.
The subject property has been occupied by owner.
According to servicing comments dated xx, borrower has been impacted due to covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the loan modification agreement the loan was modified on xx. The new modified principal balance is xx in addition amount of xx has been permanently forgiven and hence, the interest bearing balance isxx. The new modified P&I is xx and interest rate isxx The mod further taken 2 steps.	Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Cash out purchase (Lvl 3) "The subject loan is purchase case, however final HUD-1 reflect cash to in the amount of $500."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed Discount Fee Test due to fees charged xx exceeds fees threshold of xx over by xx
The below fees were included in the test:
Loan Discount Fee xx
Application Fee xx
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in District of Columbia. The following state disclosures are missing in the loan file;
1. DC Insurance Notice
2. Domestic Partner Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing Transfer disclosure is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14989819	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,030.22	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xxin the amount ofxx
The chain of assignments has been completed. The mortgage is currently assigned to xx
There is HOA lien found against the subject property in the favor of xxin the amount of xx which was recorded on xxThis HOA lien has started the foreclosure and the Notice of Lis Pendens located at xx was filed by xx At the time of foreclosure initiation, the subject mortgage was with xx and the name of the creditor is not mentioned in the said Notice of lis pendens.
The 2021 combined annual taxes have been paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is delinquent with the loan for 16 months and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx the borrower is delinquent with the loan for 16 months and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The monthly P&I is in the amount ofxx with an interest rate of xx The current UPB is reflected in tape for the amount ofxx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx, the reason for default is xx.
Borrower’s willingness and ability to pay is poor.
As per comment dated xx, borrower is on forbearance plan.
The loan has not been modified since origination. No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated xx, the borrower’s income has been impacted due to Covid-19 pandemic.
As per servicing comment dated xx the subject property has been affected by natural disaster.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "Seller tape shows issue as “D compliance”. No further details available."	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Texas. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement"
* Not all borrowers signed TIL (Lvl 2)     "TIL is not hand signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer is missing from loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand signed by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27158965	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$859.14	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.280%	180	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	526	552	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2020	xx	Not Applicable	7.000%	$587.31	12/xx/2020	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx
The chain of assignment has been completed. Currently, the assignment is from xx
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.
According to latest payment history as of xx the borrower is currently delinquent for 3 months and the next due date is xx The last payment was received on xxin the amount of xx which was applied for the due date xx The unpaid principal balance is reflected in the amount of xx. The current P&I is xxand the interest rate is xx	Collections Comments:The loan is currently in the collection and the next due date is xx The last payment was received onxxin the amount of xx which was applied for the due date xx. The unpaid principal balance is reflected in the amount of xx The current P&I is xxand the interest rate is xx The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx, the short sale was discussed. No further details provided. As per the comment dated xx the reason for default is curtailment of income. FB plans ran and were extended several times fromxxor last fb plan was provided on xx As per the comment dated xx, the subject property is affected by natural disaster. As per the comment dated xx, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement which was made on xx between the borrower xx. As per the modified terms, the new principal balance is xx. There are 4 steps of modification. The borrower has promised to pay the in the amount of xx with the interest rate of xx beginning on xx till maturity date of xx	Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Note document reflects Loan Amortization type is Revolving.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Amount of Collateral is $ xx However Loan amount is xx CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Amount of Collateral is  xx However Loan amount is xx LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA higher-priced mortgage loan prepayment term test. ( 12 CFR §xx) , transferred from
12 CFR xx as enacted in 2008 )
The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due.

This loan failed the HOEPA higher-priced mortgage loan required escrow account test for one of the following reasons:
( 12 CFR xx , transferred from 12 CFR xx as enacted in 2008 , and amended in 2011 )
This loan does not collect reserves for the payment of homeowner's insurance and property taxes for one of the following:
A higher-priced mortgage loan consummated regardless of loan amount, where an application is received on or after
April 1, 2010; or
A higher-priced mortgage loan with a principal obligation at consummation that does not exceed the maximum principal obligation eligible for purchase by Freddie Mac where an application is received on or after April 1, 2011; or
This loan does not collect reserves for the payment of property taxes for a condominium or high rise condominium"
* The property type does not match the Appraisal Report (Lvl 4) "Seller tape shows issue as “C Compliance”. No further details available."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test. ( 12 CFR xx (4) , transferred from 12 CFR xx (4) ) The annual percentage rate (APR) is xx The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39584101	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,247.44	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.530%	Unavailable	xx	xx	HELOC	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2013	xx	Not Applicable	7.000%	$812.00	08/xx/2014	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xxin the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

No prior year delinquent taxes have been found.
1st combined taxes of 2021 have been paid in the amount of xx

2nd combined taxes of 2021 have been paid in the amount of xx	According to the payment history as of xx the loan is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date as xx. The current P&I is in the amount of xx and current PITI is in the amount of xxwith an interest rate of xxThe current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as ofxx the loan is currently performing and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date as xxThe current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xxThe current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx, the reason for default is unemployment / Decreased Inc.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date ofxx. The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value:xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "Seller tape shows issue as “C Compliance”. No further details available."	* Missing Borrower Billing Rights (RESPA) (Lvl 3) "Borrower billing rights document is not attached to note. However Borrower billing rights document is missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing HELOC Disclosures (RESPA) (Lvl 2)     "HELOC disclosures is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67037482	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$5,720.52	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/xx/2012	xx	Not Applicable	5.660%	$1,755.34	04/xx/2017	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx

1. There are two junior mortgages active against property in the favor of  same plaintiff xx

 There are two judgments active against borrower xx in the favor of different xx which were recorded on different datesxx respectively, but amount is not mentioned.

There are multiple state tax liens active against borrower xx in the favor of same plaintiff xxTax Collector of the County of xx which were recorded on different datesxx repectively, total in the amount ofxx

There are HOA liens active against property in the favor of same plaintiff xxwhich were recorded on different dates xxrespectively, total in the amount of xx

No prior year delinquent taxes have been found.	According to the payment history as of xx, the loan is currently performing and the next due date for payment is xx. The last payment was received on xxin the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to the payment history as of xx, the loan is currently performing and the next due date for payment isxx The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of $xxx

The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate ofxxbeginning from xx with a maturity date of xx. The modification does not have a balloon provision. The loan has been modified once since origination.
Further mod is divided in 2 steps, in the first step borrower promises to pay xx with interest rate xx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowerxx had filed for bankruptcy under chapter-13 with xx.The POC was filed on xx, the POC amount is xx and the arrearage amount is xx The debtor shall pay the trustee xx for 60 months under chapter 13. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $00.00. There is no comment indicating a cram down. The plan was confirmed onxx	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx. The borrower promises to payxx monthly with a modified interest rate of xx beginning from xx with a maturity date xx. The modification does not have a balloon provision. The loan has been modified once since origination.
Further mod is divided in 2 steps, in the first step borrower promises to pay xxwith interest rate xxfrom xx second step borrower promises to pay xx with interest rate xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Changes as per note document. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12949046	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$1,060.27	$123.98	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.870%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Vacant Land	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2016	xx	Not Applicable	9.810%	$939.81	08/xx/2016	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx
The chain of assignments has been completed. The mortgage is currently assigned to xx.
No active liens and judgments have been found.
County annual taxes of 2021 have been delinquent in the amount of xx.
County annual taxes of 2021 have been paid in the amount ofxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx, the borrower is currently delinquent for 2 months with the loan. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is in collection. According to the payment history as of xx, the borrower is currently delinquent for 2 months with the loan. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx
As per the comment dated xxthe borrower's income has been impacted due to covid-19. The subject property is occupied by the owner. As per comment dated xx the borrower informed the servicer that the subject property is abandoned. Further details not provided. No comments have been found for foreclosure and bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx in between the borrower and lender. The new modified principal balance per modification is in the amount of xx and borrower promises to pay P&I in the amount of xx beginning on xx. The maturity date reflects per modification is xx	Credit Report Origination Appraisal Prepayment Penalty Rider Right of Rescission	Field: Forbearance Plan Start Date Loan Value: Unavailable Tape Value: 1/xx/2022 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Vacant Land (Lvl 4) "Appraisal report is missing from the loan file. The tape data shows subject property type is vacant land. Recorded mortgage legal shows this is land only. The taxes report in updated title shows, the subject property type is Mobile Home. Title policy-Alta 7 and affidavit of affixation documents are missing in the loan files. Mortgage document does not reflect any VIN number. The home is not affixed."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Mortgage Riders incomplete / inaccurate (Lvl 2)     "Repayment rider is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Repayment rider is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Notice of right to cancel is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32308001	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$745.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2015	xx	xx	8.000%	$208.79	11/xx/2015	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx
No active liens and judgments have been found.
Annual county taxes for the year of 2021 have been paid in the amount of xx
Annual city taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is delinquent from 02 months and the next due date is xx. Last payment was received on xx in the amount ofxx Current P&I is xx and the interest rate of xx. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
According to the payment history as of xx, the borrower is delinquent from 02 months and the next due date is xx. Last payment was received on xx in the amount of xx. Current P&I is xx and the interest rate of xxThe new UPB is reflected in the amount of $xx.
Reason for default is unable to be determined.
The loan was modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined in the latest 24 months collection comments. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and lender on xx As per the modified terms, the new principal balance is xx. There is deferred balance is in the amount of xx. The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: As per the death certificate located at " xx, the borrower xxx had deceased on xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment: As per the review of collection comments, the current status of the loan is in collections.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Last mod is xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: OPB is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -7 (Days)   Variance %:    Comment: Original note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: OLTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: PH string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: PH string reversed is xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is moderate as the loan is failing for Brokerage/Finder Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL
Loan Data xx Comparison Data xx Variance xx
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2))
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11775089	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.550%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	59.594%	First	Final policy	Not Applicable	Not Applicable	09/xx/2016	xx	Not Applicable	6.923%	$198.85	07/xx/2016	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx which recorded on xx in the amount of xx The chain of assignment has been completed. Currently, the mortgage is with xx Active liens and judgments against the borrower/property: There are two Mechanic's liens against the borrower in the total amount of $0.00 which were recorded on xxin favor of different plaintiffs. No delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent for 30 days. The last payment was received onxx which was applied to xx. The next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount ofxx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in collections. According to the payment history as of xx the borrower is delinquent for 30 days. The last payment was received on xx which was applied to xxThe next due date for payment is xxThe P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx As per the comment dated xx, the borrower’s income has been affected by Covid-19. As per the comment dated xx the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx with the new principal balance of xxand the borrower has promised to pay the new P&I xx with the interest rate steps up in 5 steps beginning with xx. The modification first payment was due on xx. The maturity date is xx The interest bearing amount is xx	Credit Report Origination Appraisal	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: Collections |---| |----| Comment: The loan is currently in collections. According to the payment history as of xx the borrower is delinquent for xx days. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test. Interest Rate Test: FAIL Loan Data: xx Comparison Data: xx Variance: xx The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26402218	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,385.32	02/xx/2024	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	Review of the updated title report dated xx shows that the subject mortgage was originated with the borrower and lender in the amount of xxwhich was recorded on xx.
 The chain of assignment is complete as the assignment is currently with the xx
The credit card judgment against the subject borrower in the amount of xx in the favor of xx
The county taxes for the year of 2022 (1st installment) have been paid off in the total amount of xx
The county taxes for the year of 2022 (2nd installment) have been due in the total amount of xx
The school taxes for the year of 2021-2022 (1st installment) have been paid off in the total amount of xx
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx, the borrower is currently delinquent for 2 months and the next due date for the regular payment is xx. The last payment was received on xx total in the amount of PITI xx which includes P&I xx with the rate of interest of xx, which was applied for the due date of xx The UPB reflected in the latest payment history is in the amount of xx	Collections Comments:According to a review of the payment history as of xx, the borrower is currently delinquent for 2 months and the next due date for the regular payment is x The last payment was received onxxtotal in the amount of PITI xx which includes P&I xx which was applied for the due date ofxx. The UPB reflected in the latest payment history is in the amount ofxx
The comment dated xx shows that borrower’s wife lost her employment due to covid-19. The comment dated xx shows that borrower still impacted by covid-19. According to collection comment, loan is in active forbearance plan.
No evidences have been found regarding bankruptcy case.
As per updated title report, foreclosure was initiated in xx. The complaint/lis pendens was filed on xx under xx. No further details have been found.

Update:
No additional information has been found.

Foreclosure Comments:As per updated title report, foreclosure was initiated in xx. The complaint/lis pendens was filed on xx No further details have been found.
Bankruptcy Comments:Not Applicable
This is conventional fixed rate mortgage with P&I ofxx with the rate of interest xx and a maturity date of xx. The P&I as per payment history is the xx and rate of interest is xx.This rate has been changed per 2015 modification which is available in loan file xx However, as per tape data, the loan has been modified on xx. However, the modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: Current legal status is collections, >= 120 days. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Trial modification agreement in file yes. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is available in loan file xx but some point of fees are hand written."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97616034	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,077.00	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.900%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2012	xx	xx	5.310%	$368.55	12/xx/2012	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender xx
The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx
No active judgment/liens has been found.
Annual county taxes for the year 2021 has been paid off in the amount of xx
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx, the borrower is currently delinquent for 25 months and the next due date for the regular payment is xx  The last payment was received on xx total in the amount of PITIxx which includes P&I xx with the rate of interest of xx which was applied for the due date of xx.  The UPB reflected in the latest payment history is in the amount of xx
Collections Comments:
As per the review of collection comments, the loan is currently collection.

According to a review of the payment history as of xx, the borrower is currently delinquent for 25 months and the next due date for the regular payment is xx  The last payment was received on xx total in the amount of PITIxx which includes P&I xx with the rate of interest of xx, which was applied for the due date of xx.  The UPB reflected in the latest payment history is in the amount of xx

No comments have been found regarding the borrower’s income impacted due to covid-19.

No evidence found regarding property damages.

The collection comment dated xx, the reason for default is death of co-borrower.

No evidence has been found regarding foreclosure process and bankruptcy case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender and borrower on xx. As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date ofxx. The modification does not have a Balloon provision. The loan was modified once since origination.	Credit Application Credit Report Origination Appraisal	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: xxx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: xxx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: payment history string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: payment history string reversed is xxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $111,910.74. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "Appraisal is older than 120 days. Original appraisal which was made within 120 days is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is signed but not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46753102	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,447.66	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.010%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2009	xx	xx	3.060%	$460.68	12/xx/2009	Financial Hardship	As per the updated title dated xx the subject mortgage was originated on xxwhich was recorded on xx Annual property taxes for the year 2021 were paid on xx in the amount ofxx and 2nd installment due on xx in the amount of xx without any prior delinquency. The chain of assignment is complete.The current assignment is with xx	Review of updated payment history as ofxxthe borrower is delinquent for 5 months. The next regular payment is due on xx.The last payment was received date is xx in the amount ofxx with rate of xx for the due date of xx. As per history the UPB is in the amount of xx	Collections Comments:the loan currently in collection. Review of updated payment history as of xx, the borrower is delinquent for 5 months. The next regular payment is due on xx.The last payment was received date is xx in the amount of xx with rate ofxx for the due date of xx. As per history the UPB is in the amount of xx. As per collection comment dated on xx,the property was damaged. As per collection comment dated on xx borrower is impacted by covid19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the adjustment of terms agreement dated xx between borrower and lender Stated UPB in the amountxx. As per the changed term the borrower promised to pay xx for months with an interest rate of xx	Credit Application Credit Report Origination Appraisal	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| $-xx |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "CE risk indicator is significant as the loan is failing for IL OBRE High Risk Home Loan APR Threshold Test & IL OBRE High Risk Home Loan DTI Presumption Test. Charged APR is 11.387% and allowed is 10.910% and it is over by +0.477%.
The loan is a first lien mortgage and the calculated APR of the loan exceeds the Treasury Security Yield of comparable maturity as of the 15th day of the month preceding the month of the application date plus 6%.
This loan failed the DTI presumption test."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78783091	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,461.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	29.276%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	2.880%	$390.63	08/xx/2021	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xxand was recorded on xx in the amount of xx
The chain of assignments has been completed. The mortgage is currently assigned toxx.
There is an active junior mortgage against the subject property in the favor of xx
No active liens and judgments have been found against the borrower and subject property.
The 2020-2021 county annual taxes have been paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount ofxxwhich was applied for the due date ofxx The monthly P&I is in the amount of xxwith an interest rate of xx. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx. The monthly P&I is in the amount of xx.with an interest rate of xx The current UPB is reflected in tape for the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx the reason for default is COVID impact.
Recent servicing comments do not reflect any damage pertaining to the subject property.
The subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx with P&I of xx with the rate of interestxx and a maturity date of xx. The current P&I as per the latest payment history as ofxx is xx and rate of interest is xx . The current UPB is reflected in tape for the amount of xx However, there is a change in P&I and rate of interest with respect to note data. As per servicing comment dated xx, the loan has been modified on xxThe new modified unpaid principal balance is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date as per modification is xx. The tape data indicates the latest modification was made on xx with rate of interest xx	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed TILA Foreclosure rescission finance charge test. Finance charge disclosed on Final HUD-1 as xx Calculated finance charge is xx for an under disclosed amount of -xx Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance charge test. Finance charge disclosed on Final HUD-1 as xx Calculated finance charge is xx for an under disclosed amount of -xx Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois. The following state disclosures are missing in the loan file;
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20003314	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,619.25	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.600%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2014	xx	Not Applicable	4.380%	$628.35	06/xx/2014	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to xx There is credit card judgment found against the subject property in the favor of xx The 2021 county annual taxes have been paid in the amount ofxx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is 30 days delinquent with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx. The monthly P&I is in the amount ofxx with an interest rate of xx. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx the borrower is 30 days delinquent with the loan and the next due date is xx. The last payment was received on xx in the amount of xxwhich was applied for the due date of xx The monthly P&I is in the amount of xxThe current UPB is reflected in tape for the amount of xx
According to the PACER, the borrower xx. The borrower has been discharged on xx and also got terminated on xx. The date of last filing bankruptcy was xx. No more evidences are available regarding current bankruptcy status.
No evidences have been found regarding the current/prior foreclosure proceedings.
Borrower’s willingness and ability to pay is good.
The step modification agreement was signed between the borrower xx shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower promised to make a monthly payment of xx with an interest rate of xx beginning from xx which will get changed in 03 steps till the maturity date of xx The rate will change in 03 steps which end with xx. There are no deferred balance and principal forgiven amount.
No evidence has been found regarding litigation and contested matter.
According to servicing comments dated xx the subject property had damages such as hail damage and the estimated cost of repairs is xx However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
The subject property has been occupied by owner.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under chapter 13 with xx. The borrower has been discharged on xx and also got terminated on xx. The date of last filing bankruptcy was xx. No more evidences are available regarding current bankruptcy status.	The step modification agreement was signed between the borrower xx shows the new modified unpaid principal balance isxx out of which xxis interest bearing amount. The borrower promised to make a monthly payment of xx with an interest rate of xx beginning from xx, which will get changed in 03 steps till the maturity date of xx. The rate will change in 03 steps which end with xx. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, values are updated from Itemization attached with Note located at xx	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan Program disclosure is missing from the loan documents"
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from available loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,012.37	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43572157	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,115.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.380%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.531%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated onxx and was recorded on xxin the amount of xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
There is an active junior mortgage against the subject property in the favor of xx
No active judgments or liens were found.
The 2021 combined annual taxes have been paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is 30days delinquent with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xxThe monthly P & I is in the amount of xx with an interest rate of xx. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx the borrower is 30 days delinquent with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The monthly P & I is in the amount of xxwith an interest rate of xx. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
Borrower’s willingness and ability to pay is good.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
According to servicing comments dated xx, the borrower had called servicer regarding property damages. No more information about damage was found.
The subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.571%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is xx hence, the variance is -xx
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OK. The following state disclosures are missing in the loan file;
1. Insurance Disclosure
2. NSF Fee Disclosure
3. Over-the-limit fees
4. Notice of Rights to Obtain a Security Freeze"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing Transfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7757322	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,016.96	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.740%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/xx/2016	xx	Not Applicable	5.740%	$509.93	06/xx/2016	Financial Hardship	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx

The chain of assignment is complete. The last assignment is with xx

No active judgments or liens have been found.

Annual water/sewer charges are due for xx

No delinquent taxes have been found for the prior year.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate xx which was applied for the due date xx. The current UPB as of the date is $xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with interest rate xx which was applied for the due date xx. The current UPB as of the date is xx
No foreclosure & bankruptcy evidence has been found.
As per collection comment dated xx, the RFD is loss of income. The servicer provided FB plan which ran from xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER records, the borrower xx" had filed bankruptcy under chapter 7 with the xx The schedule D in voluntary petition shows the secured claim in the amount ofxx and the value of collateral which supports the claim is xx. So, there is no unsecured amount. The case was discharged on xx & it was terminated on xx	Loan adjustment agreement was made on the effective date xx and the new principal balance is xx. The borrower has promised to pay the P&I of xx with the fixed interest rate xx that began from the first payment date xx till the maturity date of xx. No forgiven and deferred has been noted in the modification agreement.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx which states that the original note has been misplaced or destroyed. However, the copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82879988	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$837.99	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.577%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	9.204%	$806.33	Unavailable	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount ofxx The chain of assignment has been completed. Currently, the assignment is xx 1st county taxes of 2021 have been paid in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is currently delinquent for 08 months and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount ofxx and current PITI is in the amount of xxwith an interest rate ofxx. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is in bankruptcy.

According to the payment history as of xx, the borrower is currently delinquent for 08 months and the next due date for payment is xx The last payment was received on xx in the amount of xxwhich was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx

As per the comment dated xx the borrower’s income has been impacted due to covid-19.

There is no evidence regarding the foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating below expectation.

As per the “Property Inspection Report” which held on different dates located at xx damage to the property of others has been found. The estimated repairs total cost is xx

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:BK review not done due to PACER issue.	The modification document is missing from in the loan file. This is a conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of the loan is xx. As per latest payment history as of xx, P & I is xx and rate of interest is xx. However, there is a reduction in P&I and rate of interest with respect to original note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Loan modification is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the Note, the original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the appraisal report.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the Note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the latest payment history, the string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per the latest payment history, the string reversed is xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: loan application is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per the final HUD-1. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents.. However, credit application is available and can be located at xx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,550.47	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21210006	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$669.88	02/xx/2024	xx	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	10.720%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2013	xx	xx	5.000%	$135.68	04/xx/2013	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx

The chain of assignments has been completed. The mortgage is currently assigned to xx

There is one active junior mortgage lien against the subject property in the favor of xx

There is real estate tax lien found against the subject property in the favor of xx which is recorded on xx. However, the amount of liens is not mentioned in supportive documents. The subject property is located in Indiana. There is a risk of property being foreclosed due to above real estate lien, it can be cured by paying off the above non paid lien.

The 1st 2021 county taxes have been paid in the amount of xx

The 2nd 2021 county taxes have been due in the amount of xx

No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is currently delinquent for 06 months and the next due date for payment is xx The last payment was received onxx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx, the borrower is currently delinquent for 06 months and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx

As per comment dated xx, the reason for default is unemployment / xx.

As per servicing comment dated xx the property occupancy stated as owner occupied.

According to the PACER, the borrower xx had filed the bankruptcy under chapter 7 with xx The borrower has been discharged on xx and also got terminated on xx. The date of last filing bankruptcy was xx. No more evidences are available regarding current bankruptcy status.

The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx The modification does not have a balloon provision. The loan has been modified once since origination.

As per comment dated xx  the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx Further details not provided.

Update:
As per the collection comment dated xx, the prior servicer provided FB plan to the borrower. Further details not provided.
As per the collection comment dated 10/xx/2022, the RFD was excessive obligations.
As per the collection comment dated 6/xx/2023, the foreclosure case was closed as the loan was reinstated through HAF. Further details not provided.
Foreclosure Comments:As per updated title report dated 06/xx/2022 , the foreclosure was initiated in year 2016.  xx
Bankruptcy Comments:According to the PACER, the borrower "xx. The date of last filing bankruptcy was 06/xx/2014. No more evidences are available regarding current bankruptcy status.	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx. The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Changes as per xxx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changes as per note.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Changes as per UT.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Changes as per CH.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per appraisal.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per appraisal.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Changes as per PH. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to IN License Validation Test:"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana. The following state disclosures are missing in the loan file;
1. Hazard Insurance Disclosure.
2. Federal Consumer Credit Protection Act Disclosure.
3. Insurance Freedom of Choice Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$902.97	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66394203	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.200%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2018	xx	Not Applicable	11.200%	$263.00	09/xx/2018	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

County taxes of 2021 have been exempt in the amount of xx.

No prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of xx, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx.

As per tape data, the subject property is occupied by unknown occupied. No comment pertaining to the damage on the subject property has been observed.

The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx

No comments are found regarding borrower is impacted by covid-19.

The foreclosure proceedings were initiated on the loan by referring it to attorney on xx. The foreclosure sale was schedule on xx. The sale was cancelled due to loss mitigation. Further details not provided.

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to attorney on 1/xx/2018. The foreclosure sale was schedule on 5/xx/2018. The sale was cancelled due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date of xx. The modification does not have a balloon provision. The loan has been modified once since origination.

Amended notice of loan modification agreement adjustment located at xx

Credit Application Credit Report	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Current legal status is Performing. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Foreclosue sale is cancelled due to loss mitigation.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Loan is modified on xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13231327	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.040%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2016	xx	Not Applicable	3.866%	$375.18	12/xx/2016	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx which recorded on xx in the amount of xx
The chain of assignment has been completed. Currently, the mortgage is with xx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx, the borrower is delinquent for 3 months. The last payment was received on xx which was applied to xx. The next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx, the borrower is delinquent for 3 months. The last payment was received on xx which was applied to xx. The next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of $xxx.
As per the comment dated xx the reason for default is curtailment of income.
Unable to determine the current occupancy and condition of the subject property.

Update:
As per the collection comment dated xx, the notice dated xx shows that the order of discharge for BK was received. Further details not provided.
As per the collection comment dated xx and xx, the servicer provided RPP for 8 months starting from xx. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the xx The POC was filed onxx, the POC amount is xx and the arrearage amount isxx. The chapter 13 plan was confirmed on xx and the debtor shall pay P&I to the trustee in the amount of xx for 60 months. The schedule D of voluntary petition does not show any unsecured amount. There is no comment indicating a cram-down. Currently the loan is in active bankruptcy.	The loan modification agreement was made on xx with the new principal balance of xx and the borrower has promised to pay the new P&I xx with the interest rate steps up in 3 steps beginning with xxand ending at xx. The modification first payment was due on xx. The maturity date is xx The interest bearing amount is xx.	Credit Application Credit Report	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: xxx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Application is missing. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38960912	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$172.71	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.930%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx, in the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx

There are 3 civil judgments against the borrower in favor of xx which were recorded on different dates in the total amount of xx

There is IRS lien against the borrower in favor of xxService which was recorded on xx

Annual county taxes of 2021 have been paid in the amount of xx

No prior year delinquent taxes have been found.
According to payment history as of xx, the borrower is currently delinquent for 3 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx4 with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to payment history as of xx, the borrower is currently delinquent for 3 months and the next due date for payment is xx The last payment was received on xx in the amount ofxx which was applied for due date xx. The current P&I is in the amount ofxx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of $xxx.

According to the PACER, the borrower Karen Harper had filed bankruptcy under chapter- 13 with the xx with the secured claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is  xx. There is no comment indicating a cram down.

As per servicing comments, the reason for default is unable to be determined.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. The POC was filed by xx, with the secured claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.	This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of xx. The P&I as per payment history is the xx and rate of interest is xx. However, there is a different in P&I and rate of interest with respect to Note. As per tape data, the loan has been modified on xx However, the modification agreement is missing in the file.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.

As per appraisal report located at xx  the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN/Serial number. The affidavit of affixation is located at xx which states that the manufactured home with xx has affixed to the permanent foundation."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Notice of right to cancel is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38738264	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,555.35	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.410%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/xx/2019	xx	xx	5.000%	$441.99	01/xx/2019	Financial Hardship	The updated title report dated xx shows that the mortgage was originated on xx
 The chain of the assignment has been completed. The current assignment is with xx
There are two prior mortgage active found namely as
1. It was originated on xx in the amount of xx in favor of xx.
2. It was originated on xx in the amount of xx in favor of xx

The annual installments of county taxes for the year of 2021 have been paid in the amount of xx

The review of the payment history shows that the borrower is currently delinquent for more than 2 months and the next due date is for xx. The last payment was received on xx in the amount of xx, which was applied for xx. The UPB stated in the payment history is xx The Current P&I is xx and PITI isxx, with the interest rate of xx

Collections Comments:The loan is in collection.
The comment history dated xx shows that the property was damaged by hurricane. The exact amount of damage and current status of repair has not been found.
The comment history dated xx shows that the borrower's reason for default is covid impact. The borrower is currently delinquent for more than 2 months and the next due date is for xx. The last payment was received on xx, in the amount of xx, which was applied for xx The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of xx

The property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx, between the borrower and the xx
As per the modified terms, the new unpaid principle balance is xx  out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 5% with the modified P&I of xx
The first payment date was due on xx and the new maturity date is xx.
The deferred balance is xx

Credit Application Credit Report Loan Program Info Disclosure	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, < xx Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61720983	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$249.75	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.317%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2019	xx	Not Applicable	8.820%	$507.56	08/xx/2019	Financial Hardship	As per the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx
The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found against the borrower.
Annual county taxes of 2021 have been paid on xx
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected as per the payment history is in the amount of xx
As per the comment dated xx, the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment datedxx, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Update:
As per the collection comment dated xx, the loan was approved for trial plan for 9 months starting on xx. The modification will be effective with new principal balance of xx modified interest rate xx and the modified P&I of xx . As per the comment dated xx, the borrower completed trial plan. The comment dated xx shows executed modification copy has been sent.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx between the borrower and the servicer. The new modified principal balance as per modification is in the amount of xx with interest rate starting xx and the borrower promises to pay P&I in the amount of xx beginning from xx. The maturity date as per modification is xx. The interest-bearing amount is xxThe lender agrees to forgiven xx There is no deferred balance.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: As per note original loan amount xx however tape data shows original loan amount xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per note original rate xx however tape data shows original rate xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: As per note original loan amount xx however tape data shows original loan amount xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71563628	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$593.24	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2013	xx	xx	8.180%	$898.01	11/xx/2013	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount ofxx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

County annual taxes of 2021 have been paid in the amount of xx

No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is currently delinquent for 01 months and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx, the borrower is currently delinquent for 01 months and the next due date for payment is xx. The last payment was received on xx in the amount of xxx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx

The adjustment of term agreement was made between the lender and borrower on xx. As per adjustment the term, the new principal balance is xx. The borrower promises to pay xx monthly with an interest rate of xx beginning from xx with a maturity date of xx. The adjustment of term  does not have a balloon provision

As per comment dated xx, the reason for default is illness of borrower / family.

As per comment dated xx, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from xx. Further details not provided.

Foreclosure Comments: Not Applicable
Bankruptcy Comments: Not Applicable

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The adjustment of term agreement was made between the lender and borrower on xx. As per adjustment the term, the new principal balance is xx. The borrower promises to pay xx monthly with an interest rate of xx beginning from xx with a maturity date of xx. The adjustment of term does not have a balloon provision.
Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Origination Appraisal	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| $-xx |----| -xx Comment: Deferred balance is xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx  Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58097635	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$866.61	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.780%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
There are two judgments active in the favor of different plaintiff’s in the amount of xx. Both were recorded on different dates.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx the borrower is currently delinquent for 15 months with the loan and the next due date for the regular payment is xx. The last payment was received on xx total in the amount of PITI xx which includes P&I xx with the rate of interest xx, which was applied for the due date of xx The UPB reflected in the latest payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx, the borrower is currently delinquent for 15 months with the loan and the next due date for the regular payment is xx. The UPB reflected in the latest payment history is in the amount of xx
As per comment dated xx, borrower’s income is impacted by covid-19. FB plan extended, which started on xx
As per the servicing comments, the subject property has been occupied by the owner. As per comment dated xx subject property has been affected by natural disaster. Estimated cost is not available. However, no details found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan file." * Missing credit report (Lvl 2) "Credit report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59818248	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$225.69	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.480%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2012	xx	xx	12.480%	$624.09	04/xx/2012	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

County taxes of 2021 have been paid in the amount of xx

No prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is currently delinquent for 1 month and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx, the borrower is currently delinquent for 1 month and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of xx. The current UPB reflected as per the payment history is in the amount of xx

The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xxbeginning from xx with a maturity date of xx

As per comment dated xx, the subject property is owner occupied .

As per comment dated xx, the reason for default is curtailment of income.

As per comment dated xx, the borrower’s income is impacted by covid-19. Further details not provided.

As per latest inspection report dated xx, there is a xxx needs to repair. Further details not provided.

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Update:
As per the collection comment dated xx the servicer provided trial plan for 3 months from xx. The modification effective date is xx. The comment dated xx shows that the executed modification has been sent.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of xx beginning from xx with a maturity date ofxx The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application Credit Report	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| $-xx |----| -xx Comment: Modification deferred balance is xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original principal balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14955805	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$869.43	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.110%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	67.397%	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2021	xx	Not Applicable	7.114%	$438.15	09/xx/2021	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor

The chain of assignment has been completed. The loan is currently assigned with  xx
The 2021 county 1st installment annual taxes have been paid in the amount of xx
The 2021 county 2nd installment annual taxes has been due in the amount of xx	According to the payment history as of dated xx the borrower is delinquent with the loan for 4 months and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx The current UPB is reflected in tape for the amount of xx
Collections Comments:According to the payment history as of dated xx the borrower is delinquent with the loan for 4 months and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx. The current UPB is reflected in tape for the amount of xx
As per the collection comment dated on xx. The borrower income is impacted on covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per modification agreement made on xx between Borrower and Lender the current UPB is in the amount xx As per the changed term the borrower has to pay xx for 141 months with an interest rate of xx	Credit Application Credit Report	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files, However values are considered from the credit application located at xx
* DTI > 60% (Lvl 2)     "The borrower's total income is xx and total expenses are in the amount of xx The DTI is 67.397%."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15710436	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,548.34	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.980%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.611%	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2022	xx	Not Applicable	9.980%	$135.63	01/xx/2022	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx
The chain of assignment has been completed as the subject mortgage is with xx
There is a credit card judgment in the favor of xx
1st installment taxes of 2021/2022 have been paid in the amount of xx
2nd installment taxes of 2021/2022 are due in the amount of xx	According to the payment history as of xx the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of xx
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xxThe new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of xx for the period of 116 months. There is no forgiven and deferred amount.	Credit Report Good Faith Estimate Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Performing Tape Value: Collections, < xx Days |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage APR Threshold Test. Charged APR is 11.761% and allowed is 11.620% and it is over by +0.141%.
The annual percentage rate (APR) at consummation is 11.761%, which exceeds the yield of 3.620%, as of October 15, 2010 on 20 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on November 24, 2010."
* ComplianceEase Risk Indicator is "Critical" (Lvl 4) "CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage APR Threshold Test."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than xx
The loan data is xx and comparison data is xx hence, the variance -xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than xx
The loan data is xx and comparison data is xx hence, the variance -xx

This loan failed the TILA APR test.
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is xx and comparison data is xx hence, the variance -xx
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Initial GFE is missing from loan files."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
The loan data is xx and comparison data is xx hence, the variance xx
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Critical	Fail	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84675125	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	Unavailable	xx	xx	Yes	No	Not Applicable	First	$0.00	$842.30	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	14.980%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2019	xx	Not Applicable	6.500%	$461.50	11/xx/2019	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded xx in the amount of xx5
The chain of assignment is completed as the subject mortgage is currently assigned to xx
There is one civil judgment open against the borrower in the favor of xx
Annual county tax of the 2021 has been paid in the amount of xx
No prior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is delinquent for 9 months and the next due date for payment is xx
The last payment was received on xx which was applied due date on xx. The current P&I is in the amount of xx and current PITI is in the amount of xx  with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:According to servicing comments, the loan is in performing.
According to the payment history as of xx, the borrower is delinquent for 9 months and the next due date for payment is xx
The last payment was received on xx  which was applied due date on xx. The current P&I is in the amount ofxx and current PITI is in the amount of xx with an interest rate ofxx. The current UPB reflected as per the payment history is in the amount of xx
The Modification agreement was made between the borrowers xxx.The new modified principal balance xx. The borrower promises to pay the P&I in the amount of xx  with an interest rate of xx beginning from xx till the maturity date of xx. No Deferred balance   and  there are no forgiven amount . There are five modification step.
No evidence has been found regarding the damage and repair.
As per servicing comment dated xx, borrower confirmed no covid impact.
There is no post-origination bankruptcy record.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made between the borrowers Estate of xx. The new modified principal balance xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of xx beginning from xx till the maturity date of xx No Deferred balance and there are no forgiven amount . There are five modification step.	Credit Application Credit Report Flood Certificate Origination Appraisal	Field: Borrower #2 Last Name Loan Value: xxx Tape Value: xxx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Collections, < xx Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx  Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage APR threshold test due to APR calculated xx exceeds APR threshold of xx over by xx

Loan failed HOEPA High Cost mortgage points and fees threshold test due to fees charged xx .exceeds fees threshold of xx over xx

This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* Application Missing (Lvl 2) "Final Application is missing from loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Foreclosure Rescission Finance charge of xx exceeds Disclosed Finance charge of xx over by -xx

Loan failed TILA APR test due to APR calculated xx exceeds APR threshold xx over by -xx
* Credit score not provided (Lvl 2)     "Credit Report is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test-On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "flood insurance is missing from loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Critical	Fail	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
36518626	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.010%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2009	xx	xx	12.010%	$544.12	06/xx/2010	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx The chain of assignments has been completed. The mortgage is currently assigned to xx which was recorded on 12/xx/2016. No active liens and judgments have been found against the borrower and subject property. The taxes are to follow.	According to the payment history as of xx the borrower is delinquent with the loan for 3 months and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx(PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx. The current UPB is reflected in tape for the amount of xx and the deferred balance is xx	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx the borrower is delinquent with the loan for 3 months and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx The current UPB is reflected in tape for the amount of xx and the deferred balance is xx. As per PACER report borrower has not filed bankruptcy since loan origination. No evidences have been found regarding the current foreclosure proceedings. As per the servicing comment dated xx, the reason for default is covid impact. Borrower’s willingness and ability to pay is average. As per comment dated xx, the information has been found regarding the forbearance plan extension. The AOT agreement was signed between the borrower and lender with an effective date of xx. As per AOT agreement, the new modified unpaid principal balance is xx and deferred amount is xx The borrower had promised to pay the monthly P&I of xx with modified interest rate of xx beginning from xx and a new maturity date of xx. Recent servicing comments do not reflect any damage pertaining to the subject property. The occupancy of the subject property is unable to be determined. As per servicing comment dated xx, the borrower has been impacted due to Covid-19 pandemic. As per servicing comment dated xx, the information has been found regarding the natural disaster homeowners property affected.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT agreement was signed between the borrower and lender with an effective date of xx. As per AOT agreement, the new modified unpaid principal balance is xx and deferred amount is xx. The borrower had promised to pay the monthly P&I of xx with modified interest rate of xx beginning from xx and a new maturity date of xx	Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: xx Tape Value: xx |---| $-xx |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost mortgage APR threshold test. The loan data is xx and comparison data is xx hence, the variance is xx The annual percentage rate (APR) at consummation is xx which exceeds the yield of xx as of November 15, 2007 on 20 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on December 3, 2007. This loan failed the timing of disclosure test due to one of the following findings: The Sec. 32 (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §226.32 at least three business days prior to the consummation of the high cost mortgage; or The Sec. 32 (HOEPA) Disclosure Date was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan failed the covered home loan DTI presumption test. The debt-to-income (DTI) ratio of the obligor exceeds 50% or is not known. A lender shall not engage in a pattern or practice of making covered loans based on the consumer's collateral without regard to the consumer's repayment ability. The obligor is presumed to be able to make the scheduled payments to repay an obligation if the obligor's scheduled monthly payments as disclosed to the lender by the loan application and the consumer's credit report, do not exceed 50% of the obligor's monthly gross income. Repayment ability requirements apply only to obligors whose income, as reported on the loan application, is no greater than 120% of the median family income. The DTI ratio is one of several factors that should be considered when making any covered loan."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* Compliance Testing (Lvl 2)     "This loan failed the covered home loan DTI presumption test. (PA SB 377 Chapter 5 §512(B))
The debt-to-income (DTI) ratio of the obligor exceeds 50% or is not known. A lender shall not engage in a pattern or practice of making covered loans based on the consumer's collateral without regard to the consumer's repayment ability. The obligor is presumed to be able to make the scheduled payments to repay an obligation if the obligor's scheduled monthly payments as disclosed to the lender by the loan application and the consumer's credit report, do not exceed 50% of the obligor's monthly gross income. Repayment ability requirements apply only to obligors whose income, as reported on the loan application, is no greater than 120% of the median family income.
The DTI ratio is one of several factors that should be considered when making any covered loan."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan data is xx and comparison data is xx hence, the variance is xx The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The loan data is xx and comparison data is xx hence, the variance is -xx The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.  This loan failed the TILA foreclosure rescission finance charge test. The loan data is xx and comparison data is xx hence, the variance is -xx The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35.  This loan failed the TILA APR test. The loan data is 12.490% and comparison data is xx hence, the variance is -xx The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.  This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing Transfer disclosure is missing from the loan documents."		Critical	Fail	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25302354	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Other	$0.00	$4,013.52	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.070%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

The chain of assignments has been completed. The mortgage is currently assigned to xx

There is a notice of reassessment on the subject property in the favor of xx

There are 2 child support liens found against the subject property  in favor of different plaintiffs and recorded on different dates.

There is a credit card judgment found against the subject property in the amount of xx.

There is an IRS lien on the subject property in the favor of xx

1st combined taxes for the year of 2021 has been paid in the amount of xx

2nd combined taxes for the year of 2021 has been paid in the amount of xx

No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent for 1 month and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx(PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx. The current UPB is reflected in tape for the amount of xx

As per payment history the current P&I is xx and rate is xx. As per rate reduction rider located at xx the borrower has demonstrated good payment history lender agrees to decrease the note rate to xx. Hence, the original rate and current rate is different.	Collections Comments:The current status of the loan is in collection.

According to the payment history as of xx the borrower is delinquent  for 1 month and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx(PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xxwith an interest rate of xx. The current UPB is reflected in tape for the amount of xx

As per payment history the current P&I is xx and rate is xx. As per rate reduction rider located at xx the borrower has demonstrated good payment history lender agrees to decrease the note rate to xx. Hence, the original rate and current rate is different.

As per PACER report borrower has not filed bankruptcy since loan origination.

No evidences have been found regarding the current/prior foreclosure proceedings

As per servicing comment dated xx, the reason for default is unemployment/decreased income.

As per servicing comment dated xx, the subject property is owner occupied.

As per servicing comment dated xx, borrower has been impacted due to covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "Seller tape shows issue as “Junked”. No further details available."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to-
TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test failed-
The finance charge is $178,147.36. The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test failed.
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the California. The following state disclosures are missing in the loan file;
1) Impound Account Disclosure
2) Co-signer Notice
3) Private Mortgage Insurance Disclosure
4) Earthquake Disclosure for Condominiums
5) Hazard Insurance Disclosure
6) Insurer Recommendation Disclosure
7) CA Fair Lending Notice
8) Anti-Tying Disclosure
9) Privacy Notice
10) Notice of Right to Copy of Appraisal
11) Application for Credit-Married Persons
12) Fair Debt Collection Notice
																																																																																								13) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34642200	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$360.38	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.490%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx.
The chain of assignments has been completed. The mortgage is currently assigned to  xx
There is an IRS lien found against the subject property in the favor of xx
There is a child support lien found against the subject property in the favor of xx
The 1st and 2nd installment of county taxes for the year of 2022 have been due in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx. The monthly P & I is in the amount of xx with an interest rate of xx. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx The monthly P & I is in the amount of xx with an interest rate of 2.000%. The current UPB is reflected in tape for the amount of xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx, the reason for default is reduction in income.
Borrower’s willingness and ability to pay is good.
No information has been found regarding the forbearance plan.
The modification document is missing from the loan file. This is a conventional fixed rate mortgage originated on xx with a P & I of xx with the rate of interest xx and a maturity date of xx The current P & I as per the latest payment history as of xx and the rate of interest is xx. However, there is a change in P & I and rate of interest with respect to note data, which seems that there would be a possible modification, but an executed copy of such loan modification agreement is missing from the loan file.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated xx, the borrower’s income has been impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification document is missing from the loan file. This is a conventional fixed rate mortgage originated on xx with the rate of interest xx and a maturity date of xx The current P & I as per the latest payment history as of xx and the rate of interest is xx. However, there is a change in P & I and rate of interest with respect to note data, which seems that there would be a possible modification, but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia . The following state disclosures are missing in the loan file;
1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges For Appraisal or Valuation
																																																																																								4.Copy of Appraisal or Statement of Appraised Value"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97587029	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$232.09	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2022	xx	Not Applicable	3.875%	$333.34	05/xx/2022	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx The chain of assignment has been completed. Currently, the assignment is xx There is credit card judgment found against the subject property in the favor of xx There is an active junior mortgage against the subject property in the favor of xx Annual county taxes of 2021 have been paid in the amount of xx Annual city taxes of 2021 have been paid in the amount of xx	According to the payment history as of xx, the borrower is currently delinquent for 03 months and the next due date for payment is xx. The last payment was received on xx in the amount ofxx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is in collection, >= 120 days

According to the payment history as of xx, the borrower is currently delinquent for 03 months and the next due date for payment is xx. The last payment was received on xx  in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of $xxx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating below expectation.

Further details not provided.

As per comment dated xx, the borrower’s income is impacted by covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.875% beginning from xx with a maturity date of xx. The modification does not have a balloon provision. No forgiven amount.	Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	Field: Borrower Last Name Loan Value: xx ||| Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xx Days   Tape Value: Collections   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is available in the located xx * Missing credit report (Lvl 2) "Credit Report is missing from the loan documents." * Missing Required State Disclosures (Lvl 2) "The subject property is located in NC. The following state disclosures are missing in the loan file; 1. Credit Property Insurance Disclosure 2. Priority of Security Instrument Disclosure 3. Attorney Selection Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	507
46426979	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$660.49	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.630%	309	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx
There are two senior judgments against the borrower in the favor of Cxx
Annual county taxes for the year of 2021 have been paid in the amount ofxx
No prior year delinquent taxes have been found.
As per the payment history as of xx, the borrower is delinquent from 07 months and the next due date is xx. Last payment was received on xx in the amount of xx. Current P&I is xx and the interest rate of 11.630%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
As per the payment history as of xx, the borrower is delinquent from 07 months and the next due date is xx. Last payment was received on xx in the amount of xx. Current P&I is xx and the interest rate of 11.630%. The new UPB is reflected in the amount of $xxx.
The loan has not been modified since origination.
As per the comment dated xx, the borrower’s income was impacted by covid-19.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated xx, the subject property had damaged. The comment dated xx shows the subject property has been affected by natural disaster. No more details have been found regarding damage and repairs.
As per the comment dated xx, the subject property is owner occupied.

Update:
As per the collection comment dated xx, the subject property was damaged and the borrower received loss draft check in the amount of xx. The nature of damage and actual loss amount are unable to determine. No comments have been found regarding repair completion.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at xx shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# and Make/Model/Year is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing Transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41931229	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.880%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title dated xx the subject mortgage was originated on xx which was recorded on xx in the favor of xx, Inc in the amount of xx.No active judgments or liens found.Annual property taxes for the year 2021 were paid on xx in the amount of $403.87 without any prior delinquency.The chain of assignment is complete. The current assignment is xx	Review of updated payment history as of xx, the borrower is delinquent for 13 months. The next regular payment is due on xx.The last payment was received date is xx in the amount of xx with rate of 10.88% for the due date of xx. As per history the UPB is in the amount of xx	Collections Comments:currently loan in collection .Review of updated payment history as of xx, the borrower is delinquent for 13 months. The next regular payment is due on xx The last payment was received date is xx in the amount of $ xx with rate of xx for the due date of xx. As per history the UPB is in the amount of $xxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of xx. The P&I as per payment history is the xx and rate of interest is xx. However, there is a different in P&I and rate of interest with respect to Note. As per tape data, the loan has been modified on xx. However, the modification agreement is missing from the loan file.	Credit Application Credit Report	Field: Borrower #1 Middle Name Loan Value: xx |---| |----| Comment: Borrower #1 middle name is xx Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 middle name is xxx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Loan Amount: xx LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents.However credit application is available on located at xx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.

This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No Documentation"."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42167997	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$458.85	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.650%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2011	xx	Not Applicable	8.890%	$525.86	09/xx/2011	Financial Hardship	As per the updated title dated xx, the subject mortgage was recorded on xx in the favor xx.
The chain of assignment is complete. The current assignment is with xx
There is a one junior mortgage which was recorded on xx in the favor of xx
Annual city taxes for the year 2021 were paid off on xx
According to payment history as of xx the borrower is 2 months delinquent with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx and current P&I is xx. The stated current rate is xx. The UPB amount is $xx.	Collections Comments:Loan is in collection.
According to payment history as of xx the borrower is 2 months delinquent with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx and current P&I is xx. The stated current rate isxx. The UPB amount is xx
No foreclosure process and bankruptcy case have been found.
No damage and repairs have been found in servicing comment.
The comment dated xx shows that subject property is occupied by owner.
The comment dated xx shows that borrower had deceased.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower had promised to pay the monthly P&I ofxx beginning from xx and a new maturity date of xx with modified interest rate 8.890%.

Credit Application Credit Report	Field: Borrower Last Name Loan Value: xx Tape Value:xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application document is missing from loan files."
* Credit score not provided (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
94154290	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Dakota	xx	xx	xx	North Dakota	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,930.34	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx on xx with the lender xx
The chain of assignment has been completed as the subject mortgage is with xx
There is a junior mortgage which was recorded onxx
There is a civil judgment which was recorded on xx
There is a civil judgment which was recorded on xx
Taxes of 2021 have been paid in the amount of xx	According to the payment history as of xx, the borrower has been delinquent with the loan for 1 month and the last payment was received on xx which was applied for xx and the next due date for the payment is xx The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of xx the borrower has been delinquent with the loan for 1 month and the last payment was received on xx which was applied for xx and the next due date for the payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of xx
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per comment dated xx homeowner's property was affected due to natural disaster. Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, < xx Days |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95887255	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$1,428.00	$1,400.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.500%	300	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx

The chain of assignment has been completed. Currently, the assignment is xx
As per updated title report dated on xx, prior year delinquent taxes have been found which was dated on xx

Annual combined taxes of 2021 have been paid in the amount of xx
There are credit card judgment against borrower in the favor of plaintiffs in the total amount of xx which are recorded on different dates.	According to the payment history as of xx, the borrower is currently delinquent for 03 months and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx, the borrower is currently delinquent for 03 months and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is in the amount of $xxx.

As per comment dated  xx, the borrower’s income is impacted by covid-19.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is fair and servicing rating below expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, < xx Days Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien(s):$0. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting:$xx. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82455101	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$879.48	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.570%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2020	xx	Not Applicable	9.570%	$792.10	06/xx/2020	Financial Hardship	As per the updated title report dated the subject mortgage in the amount of xx which was recorded on xx is on first lien position. According to updated title report there are no delinquent taxes and there are no active liens and judgments against the borrower. Chain of assignment is also complete.	As per the payment history as of date xx the borrower has been delinquent for 1 month and last payment was received on xx for the due date of xx in the amount of xx According to payment history next due date is xx and borrower’s current P&I is in the amount of xx. Principal balance reflecting in payment history is in the amount of xx	Collections Comments:As per the payment history borrower has been delinquent for 1 months, last payment was received on xx for the due date of xx and next due date is xx . Reason for default is unable to be determined. According to comment history there are no property damages and borrower's income was not impacted by the COVID. Subject property is owner occupied.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between borrower Elwin Farrell Jr and Linda Farrell and the servicer Bayview loan servicing on xx As per this modification agreement the new principal balance is xx and borrower promised to pay principal and interest in the amount of xx with rate of xx. According to this agreement, the new maturity date will be xx	Credit Report Initial Escrow Acct Disclosure	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| 7 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. Final Appraisal Report and Updated Title Report description shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85467213	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,427.50	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.016%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
No active judgments or liens were found.
The 2021 county annual taxes have been paid in the amount of xx
The 2021 town annual taxes have been paid in the amount ofxx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent with the loan for 01 months and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The monthly P & I is in the amount of xx with an interest rate of 12.020%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xxx the borrower is delinquent with the loan for 01 months and the next due date for the regular payment was xx. The last payment was received on xx in the amount of xx which was applied for the due date ofxx The monthly P & I is in the amount of xx with an interest rate of 12.020%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
Borrower’s willingness and ability to pay is good.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
No information has been found related damage or repairs
The subject property has been occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.

This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No Documentation"."
* Credit score not provided (Lvl 2)     "Credit Report is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Fee Agreement
3. Priority of Security Instrument Disclosure
																																																																																								4. Attorney Selection Disclosure"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
42541964	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Unavailable	xx	xx	No	No	Not Applicable	First	$0.00	$360.79	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lender xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
There are two judgments active against the borrower in the favor of different plaintiff’s in the amount of xx. Both were recorded on different dates.
There are multiple judgments active against the borrowers (heirs listed in chain of title) in the favor of different plaintiffs in the amount of xx. All were recorded on different dates.
4th half combined taxes of 2022 are due on xx
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx, the borrower is currently delinquent for 6 months with the loan and the next due date for the regular payment is xx. The last payment was received on xx total in the amount of PITI xx which includes P&I $607.12 with the rate of interest 10.130%, which was applied for the due date of xx. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx, the borrower is currently delinquent for 6 months with the loan and the next due date for the regular payment is xx. The UPB reflected in the latest payment history is in the amount of xx
As per comment dated xx, borrower’s income is impacted by covid-19. FB plan was provided, which started on xx.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3804324	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.742%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated xx the subject mortgage was originated on xx and recorded on xx in the favour of xx
The chain of assignment is complete. The current assignment is with xx
There are two civil judgments against borrower.
First one is in the favor of xx
Second is in the favor of xx
Annual county taxes of the year 2021 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
As per review of updated payment history as of xx, the borrower is delinquent for 1 month. The next regular payment is due on xx. The last payment was received on xx in the amount of xx with rate of 8.74% for the due date of xx. As per history the UPB is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
As per review of updated payment history as of xx, the borrower is delinquent for 1 month.  The next regular payment is due on xx. The last payment was received on xx in the amount of xx with rate of 8.74% for the due date of xx. As per history the UPB is in the amount of $xxx
Reason for default is not available in collection comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original interest rate is 8.472%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Payment history string is xxx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Purpose of refinance is cash-out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83489795	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.140%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2021	xx	Not Applicable	2.875%	$315.24	12/xx/2021	Financial Hardship	As per the updated title dated xx the subject mortgage was originated on xx and recorded on xx in the favour of xx
The chain of assignment is complete. The current assignment is with xx
There is a junior mortgage against subject property in the favor of xx
Annual county taxes of the year 2021 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
As per review of updated payment history as of xx, the borrower is delinquent for 9 months. The next regular payment is due on xx. The last payment was received on xx in the amount of xx with rate of xx for the due date of xx As per history the UPB is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
As per review of updated payment history as of xx, the borrower is delinquent for 9 months.  The next regular payment is due on xx. The last payment was received on xx in the amount of xx with rate of 10.14% for the due date of xx. As per history the UPB is in the amount of xx
As per the collection comment dated xx, reason for default is a curtailment in borrower's income due covid.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the collection comment dated xx, subject property is affected due to natural disaster, however no details of cause of loss, date of loss and estimated repair cost, nature of loss are available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Modification agreement located at xx
As per the modification agreement dated xx between Borrower and Lender Stated UPB in the amount $xx.
As per the changed term the borrower have to pay xx P&I for 480 months with an interest rate of 2.875%. New maturity date is xx. Whether this agreement is accepted by borrower or not is not confirmed.
Credit Application Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Deffered amount is not applicable. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Date of latest modification xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Reversed payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Forbearance plan was started on05/xx/2021. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents, however credit report can be located at xx
* Application Not Signed by All Borrowers (Lvl 2)     "Final 1003 application is missing from the loan documents, however credit report can be located at xx
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99873026	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$1,242.73	$1,242.73	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.937%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens found.

The annual taxes of 2021 have been paid in the amount of xx

According to the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment was received on xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.936%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.
According to the payment history as of xx, the borrower is currently performing and the next due date for payment is xx The last payment was received on xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.936%. The current UPB reflected as per the payment history is in the amount of $xxx.
As per collection comment the borrower is impacted by covid19, the reason for default is unemployment. The homeowner property is impacted by natural disaster. The current occupancy is owner occupied. The current legal status is collections. No further details have been found.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated document is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92905869	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First		$1,002.17	$448.69	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.890%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per the updated title dated xx the subject mortgage was originated on xx and was recorded on xx  in the favor of xx
The chain of assignment has been completed. Currently, the mortgage is with xx
No active judgments or liens have been found.
Annual combined property taxes for 2019 have been paid in the amount of xx
Annual combined property taxes for 2020 & 2021 have been delinquent in the amount of xx
According to review of payment history as of xx the borrower is currently delinquent for 60+days and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.00%. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The loan is currently in collections and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for xx No records for bankruptcy have been found. The RFD is excessive obligation. As per the comment dated xx the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs. As per the comment dated xx the borrower’s income was impacted by covid. Forbearance plans ran and were extended several times from xx to xx No further details have been found.

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Loan is not modified.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Loan is not modified.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc activity.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Home is not affixed. An appraisal report at time of origination located at xx the subject property is manufactured house. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An appraisal report at time of origination located at xx, the subject property is manufactured house. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation.""	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62276149	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$210.68	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.460%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with Cxx
The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens found.

The annual taxes of 2021 have been paid in the amount of xx

According to the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment was received on xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.460%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the payment history as of xx the borrower is currently performing and the next due date for payment is xx The last payment was received on xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 6.460%. The current UPB reflected as per the payment history is in the amount of $xx.
As per collection comment the reason for default is unable to determine. The current occupancy is owner occupied, the current legal status is collections. No further details have been found.

Update:
As per the collection comment dated xx the subject property was damaged. The comment status property was unmaintained. No more information has been found regarding damage or repairs. Unable to confirm the current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67582210	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,160.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2021	xx	xx	3.000%	$836.25	08/xx/2021	Financial Hardship	As per the updated title report dated xx, the subject mortgage was originated on xx and was recorded on xx in the amount of $ xx with xx
The chain of assignment has been completed. Currently the assignment is with xx
There are 2 Mechanic’s Lien in the total amount of xx in favor of xx	According to the payment history as of xx, the borrower is 3 months delinquent with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history tape data is in the amount of $xx.	Collections Comments:As per payment history the borrower is 3 months delinquent with the loan. As per collection comment dated xx the reason for default of borrower is covid. As per collection comment dated xx the covid forbearance plan for 12+ months has been approved. As per collection comment dated xx the reason for default of borrower is nation crisis. As per collection comment dated xx the property is occupied by borrower.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower has filed bankruptcy under chapter 13 with the case number xx	The loan modification agreement was made on xx with the new modified unpaid principal balance xx The interest bearing amount was xx with interest rate 3.00% and the modified P&I was xx beginning on xx to maturity date xx The deferred balance is in the amount of xx and there is no principal forgiven amount.	Credit Report	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12834031	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$828.84	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.390%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated xx the subject mortgage was originated on xx in favor of xx

The chain of assignment has been completed.

No active liens and judgment are found against the subject borrower property.

Annual county annual taxes for the year 2021 have been paid in the amount of xx	According to payment history as of xx the borrower is 01 months delinquent with the loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is 8.00%. The UPB amount is $xx.	Collections Comments:Current legal status is in collections.

According to payment history as of xx the borrower is 01 months delinquent with the loan and the next due date for the payment is xx The last payment was received on xx in the amount of xx The current P&I is xx & PITI is xx The stated current rate is 8.00%. The UPB amount is $xxx.

Subject property occupancy is unable to be determined. No damages or repairs have been found.

Collection Comments Shows Reason for default is Unable to determine. There are no comments founds regarding Foreclosure in servicing comments and No bankruptcy documents found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	Field: Borrower #2 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 1/xx/2008   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is Moderate.

This loan failed the bona fide discount points test due to one of the following findings:

The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:

The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63857199	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,175.99	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.890%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2020	xx	Not Applicable	5.000%	$626.96	06/xx/2020	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded xx in the amount of xx with lender xx
The chain of assignment is completed as the subject mortgage is currently assigned to xx
Annual combined tax of the 2021 has been paid in the amount of xx
There is one judgment against the borrower in the favor of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent for 1 month and the next due date for payment is xx The last payment was received on xx which was applied due date on xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:The loan is in collections.
According to the payment history as of xx the borrower is delinquent for 1 month and the next due date for payment is xx The last payment was received on xx which was applied due date on xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xxx
As per comment dated, xx borrower's income is impacted by covid -19.
As per comment dated xx homeowner's workplace is affected.
No evidence founds regarding active fb plan.
No further details regarding fb plan.
There is no post-origination bankruptcy record.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and lender xx The borrower promises to pay the P&I in the amount xx with an interest rate of 5.00% beginning from xx till the maturity date of xx No Deferred balance and there are no forgiven amount. There are no modification steps.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, < xx Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulations test failed -
Bona Fide Discount Points Test failed-
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.

This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

																																																																																								This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No Documentation"."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53820099	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,046.96	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.820%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	59.500%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx for the amount xx

The chain of assignment is complete. The last assignment is with xx.

There is Tax foreclosure judgment against the property recorded on xx in the favor of xx Further details not provided on supportive document. At that time of FC initiation the subject loan is with xx
According to tax report (pg#xx),xx However, unable to confirm whether the taxes have been redeemed as no information is available regarding redemption of taxes.

There is one junior state tax lien active against the borrower in the amount of xx held by “New York State Department of State” and recorded on xx

There is one junior credit card judgment against the borrower in the amount of xx held by xx

Annual utilities charges of 2022 are due for xx in the amount of xx
Review of payment history tape data as of xx shows that the borrower is 4 months delinquent with the loan. The next due date is xx The last payment was received date is unable to determine. The current P&I is xx & interest rate is xx %. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is collection.
Review of payment history tape data as of xx shows that the borrower is 4 months delinquent with the loan. The next due date is xx The last payment was received date is unable to determine. The current P&I is xx & interest rate is 9.320%. The current UPB as of the date is $xxx.
No foreclosure & bankruptcy evidence has been found.
As per collection comment dated xx the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from xx
As per collection comment dated xx the subject property was affected by natural disaster. However, collection comment does not state nature & cost of damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx  Variance: -xx (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62512102	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	No	Not Applicable	First	$0.00	$790.74	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.450%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is with xx

There is one junior mortgage active in the favor of xx

There are 4 civil judgments against the borrower in favor of different plaintiffs which were recorded on different dates in the total amount of xx

Annual county taxes of 2021 have been paid in the amount of xx

No prior year delinquent taxes have been found.
According to payment history as of xx the borrower is currently delinquent for 2 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is in the amount of xx.
The borrower is making payment as per AOT located at xx	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of xx the borrower is currently delinquent for 2 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is in the amount of $xxx.

As per comment dated xx the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
An appraisal report is missing from the loan file. As per mobile home declaration document located at xx the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN/Serial number. The affidavit of affixation is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, credit application is available in the loan file located at xx
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11501556	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,619.90	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.192%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2019	xx	Not Applicable	7.000%	$1,945.82	12/xx/2019	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

There is an active prior mortgage available in the updated title report in the amount of xx in favor of  xx

1st & 2nd combined taxes of 2020 have been paid in the amount of  xx

No prior year delinquent taxes have been found.

According to the payment history as of xx the borrower is currently delinquent for 2 month and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date of xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per comment dated xx the borrower’s income is impacted by covid-19.

According to the payment history as of xx the borrower is currently delinquent for 2 month and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date of xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is in the amount of $xxx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx the borrower’s income is impacted by covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of 7.000% beginning from xx with a maturity date of xx The modification does not have a balloon provision. The loan was modified once since origination. The lender agrees to forgive the principal in the amount of xx which exceeds 2% of the modified amount.

Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -xx (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -0.00008%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliate business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27645075	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$749.15	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.650%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx
Chain of assignment has been completed. Last assignment is with the xx
There is one junior judgment against the borrower in the favor of xx for the amount of xx which was recorded on xx
There are two junior state tax liens against the borrower in the favor of xx which was recorded xx & xx
First county installment taxes for the year of 2021 have been paid in the amount of xx and the second installment taxes are due in the amount of xx which was due on xx
No prior year delinquent taxes have been found.

As per the payment history as of xx the borrower is delinquent from 05 months and the next due date is xx Last payment was received on xx in the amount of xx Current P&I is xx and the interest rate of 9.150%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
As per the payment history as of xx the borrower is delinquent from 05 months and the next due date is xx Last payment was received on xx in the amount of xx Current P&I is xx and the interest rate of 9.150%. The new UPB is reflected in the amount of $xxx.
As per the comment dated xx the borrower’s income was impacted by covid-19.
As per the death certificate which is located at xx
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated xx the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: A |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to-
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70687047	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$979.93	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.330%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment xx
There is one junior Mortgage available in the updated title report with the amount of xx in favor of xx
Annual county taxes of 2021 have been paid in the amount of xx
According to the payment history as of xx, the borrower is currently delinquent for 5 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx the borrower is currently delinquent for 5 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xxx.

As per comment dated xx the subject property is owner occupied.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is fair and servicing rating meet expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of the loan is xx As per latest payment history as of xx However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Credit Report Flood Certificate Origination Appraisal	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.

This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No Documentation"."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood Cert is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34520653	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.130%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

No prior year delinquent taxes have been found.

No any other taxes have been found.	According to the payment history as of xx the borrower is currently delinquent for 02 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.630%. The current UPB reflected as per the payment history is in the amount of $xx.
Borrower will pay remaining xx deferred balance as per xx	Collections Comments:The loan is in collection.

According to the payment history as of xx the borrower is currently delinquent for 02 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.630%. The current UPB reflected as per the payment history is in the amount of $xxx
Borrower will pay remaining xx deferred balance as per xx

As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx

As per collection comment dated xx homeowner’s property and workplace is affected by natural disaster. Further details not provided.

As per the property inspection report dated xx located at xx  property older home but needs repairs to bring up to code and current conditions. The estimated repairs cost is not mentioned. Further details not provided.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.30   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan file. However, credit application is available at xx
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85621565	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$774.10	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.384%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/xx/2018	xx	Not Applicable	9.196%	$880.86	07/xx/2018	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
The chain of assignment has been completed. Currently, the assignment is with xx

There is one judgment against the borrower in favor of xx

No prior year delinquent taxes have been found.

1st combined taxes of 2022 have been due in the amount of xx
2nd combined taxes of 2022 have been due in the amount of xx	According to the payment history as of xx the loan is currently performing and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date as xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.196%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to the payment history as of xx the loan is currently performing and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date as xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 9.196%. The current UPB reflected as per the payment history is in the amount of $xxx

No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of 9.196% beginning from xx with a maturity date of xx The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application Credit Report	Field: Current Bankruptcy Post Petition Due Date Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Changes as per PACER. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Changes as per modification.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per CH.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per appraisal.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per appraisal.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Changes as per HUD. Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "Seller tape shows issue as “Junked”. No further details available."	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* ComplianceEase HOEPA Test Failed (Lvl 2)     "Loan failed HOEPA Higher-Priced mortgage loan due to APR calculated 11.770% exceeds APR threshold of 5.930% over by +5.840%. Loan is escrowed.

This loan failed the HOEPA higher-priced mortgage loan document type test due to this loan failed the documentation type test due to the loan is a higher-priced mortgage loan and the document type of the loan is “No documentation”"
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2656426	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,485.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.749%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is currently delinquent for 02 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.229%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of xx the borrower is currently delinquent for 02 months and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for due date xx The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 8.229%. The current UPB reflected as per the payment history is in the amount of $xxx.

As per comment dated xx the reason for default is unemployment / xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. . No comment pertaining to the damage on the subject property has been observed.

As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from xx Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Borrower #2 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Changes as per note. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changes as per Documents.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per Documents.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per CH.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per appraisal.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per appraisal.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changes as per note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Changes as per HUD.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Changes as per CH. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
666535	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$312.01	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx

The chain of assignment has been completed as the subject mortgage is with the lender, xx.

There is senior mortgage against subject property which originated on xx and was recorded on xx in the amount of xx in favor of xx
There is no active judgments or liens found.

The annual county taxes for 2021 have been paid in full in the amount of xx

No prior year delinquent taxes have been found.

Review of updated payment history as of xx the loan is in delinquency for 6 month and the next due for regular payment is xx The last regular payment (P&I) has been made on xx in the amount of xx for the due date of xx . The UPB as of the date is in the amount of $xx.	Collections Comments:The loan is currently in Bankruptcy.

Review of updated payment history as of xx the loan is in delinquency for 6 month and the next due for regular payment is xx The last regular payment (P&I) has been made on xx  in the amount of xx  for the due date of xx . The UPB as of the date is in the amount of xx

No foreclosure activity has been found.

The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

According to the PACER, the borrower xxx had filed bankruptcy under chapter- 13 with the xx
The chapter 13 plan was confirmed on xx schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xxx had filed bankruptcy under chapter- 13 with the xx
The chapter 13 plan was confirmed on xx schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down.	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13802163	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,001.00	02/xx/2024	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.460%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
The 2021 county annual taxes have been paid in the amount ofxx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent with the loan for 05 months and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The monthly P & I is in the amount of xx with an interest rate of 11.460%. The current UPB is reflected in tape for the amount of $xx.The last payment was received as per rate reduction rider located xx	Collections Comments:The loan is currently in active bankruptcy.
According to the payment history as of xx the borrower is delinquent with the loan for 05 months and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The monthly P & I is in the amount of xx with an interest rate of 11.460%. The current UPB is reflected in tape for the amount of $xxx.
According to the PACER, the borrower xx
The foreclosure was initiated in year xxx with the loan and was referred to attorney on xx
However, as per servicing comment dated xx the foreclosure has been placed on hold as borrower had filed the bankruptcy under chapter 13 with xx
The reason for default is unable to be determined.
Borrower’s willingness and ability to pay is good.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
No information has been found related damage or repairs.
The subject property has been occupied by owner.
Foreclosure Comments:The foreclosure was initiated in year xxx with the loan and was referred to attorney on xx as per servicing comment dated xx the foreclosure has been placed on hold as borrower had filed the bankruptcy under chapter 13 with xx. The date of last filing bankruptcy is xx and bankruptcy is still active. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under chapter 13 with xxAs per Voluntary Petition schedule D (Doc# 1) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $0.00. The xx was filed by the creditor xx for the secured claim amount of xx and the amount of arrearage is $xx. The approved chapter 13 (Doc #2) plan was filed on xx and confirmed on xx The borrower shall pay monthly mortgage payment in the amount of xx per month for 60 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals xx and trustee has committed to pay monthly payments of xx toward the arrearage. The date of last filing bankruptcy is xx and bankruptcy is still active.	Not Applicable	Credit Report Missing Required State Disclosures Mortgage Insurance for LTV>80%	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The loan is failing for HOEPA High Cost Mortgage APR Threshold Test. Charged APR is 12.519% and allowed is 12.420% and it is over by +0.099%.
The annual percentage rate (APR) at consummation is 12.519%, which exceeds the yield of 4.420%, as of April 15, 2008 on
30 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on May 10, 2008."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "GAFLA 3/2003 High Cost Home Loan APR Threshold Test is fail.

The loan data is xx and comparison data is xx hence, the variance is xx
The APR of the loan is such that it equals or exceeds that set out in Section 152 of the Home Ownership and Equity Protection Act of 1994, 15 U.S.C. Section 1602(aa), and the regulations adopted pursuant thereto by the Federal Reserve Board, including Section 12 C.F.R. 226.32."	* Compliance Testing (Lvl 2) "GAFLA 3/2003 High Cost Home Loan DTI Presumption Test is fail.

This loan failed the high-cost home loan DTI presumption test due to one of the following findings: (GA HB 1361
7-6A-5(8))
The borrower's total monthly debts exceed 50% of the borrower's monthly gross income; or
The debt-to-income ratio of the borrower was not provided.
A creditor shall not make a high-cost home loan unless a reasonable creditor would believe that the borrower will be able to make scheduled payments."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx and comparison data is xx hence, the variance is -xx
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than -xx

This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx and comparison data is xx hence, the variance is -xx
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than -xx
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "The loan is conventional and LTV exceeds 80%.Hence, the MI certificate is required, which is missing from the loan file."		Critical	Fail	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85937660	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$1,369.96	02/xx/2024	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.460%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2012	xx	Not Applicable	4.999%	$771.81	06/xx/2012	Financial Hardship
The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
No active liens and judgments have been found against the borrower and subject property.
The county taxes for 2021 have been paid off in the total amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is delinquent with the loan for 7 months and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The monthly P&I is in the amount of xx with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:
The loan is currently in collection.
According to the payment history as of xx the borrower is delinquent with the loan for 7 months and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The monthly P&I is in the amount of xx with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in the year xx. The notice of lis pendens located atxx which was recorded on xx The notice of rescission was filed on xx No further details have been found.
As per the servicing comment dated xx the reason for default is reduction of income.
The AOT agreement made between the borrower and the lender. As per the AOT agreement, the new principal balance is xx and the deferred principal balance is xx The debtor was promised to pay in the amount of xx with an interest rate of 5.000% beginning from xx
The comment dated xx shows that subject property has been occupied by unknown.
As per servicing comment dated xx homeowner’s property has been affected due to Natural disaster.

Foreclosure Comments:The foreclosure was initiated in the year xx. The notice of lis pendens located atxx

Bankruptcy Comments:Not Applicable

The loan modification agreement was made on xx between the borrower and the lender. The borrower promises to make a monthly payment of xx with the rate of interest xx beginning from xx till the maturity date of xx  The new principle balance stated in the modification is in the amount of xx
Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Borrower #2 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= xx Days   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is collections, >=120 days   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California, The following state disclosures are missing in the loan file;
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer Recommendation Disclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2988483	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.150%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2014	xx	xx	6.530%	$778.00	02/xx/2014	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx
The chain of assignments has been completed. The mortgage is currently assigned to xx.
There is an active junior mortgage against the subject property in the favor of xx  originated on xx which was recorded on xx
No active judgments or liens were found.
The 2021 county annual taxes have been exempt in the amount of $0.00 on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent with the loan for 02 months and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx There is adjustment of due dates from xx to xx The monthly P&I is in the amount of xx with an interest rate of 6.520%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx the borrower is delinquent with the loan for 02 months and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx There is adjustment of due dates from xx to xx The monthly P&I is in the amount of xx with an interest rate of 6.520%. The current UPB is reflected in tape for the amount of $xxx The last payment was received as per AOT located at xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
Borrower’s willingness and ability to pay is good.
As per tape data, borrower was on covid-19 forbearance plan from xx to xx No further information has been found.
No information has been found related damage or repairs.
The subject property has been occupied by owner.
As per servicing comment dated xx the borrower’s income has been impacted due to Covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT agreement was signed between the borrower and lender with an effective date of xx As per AOT agreement, the new modified unpaid principal balance is xx and deferred amount is xx borrower had promised to pay the monthly P&I of xx with modified interest rate of xx beginning from xx and a new maturity date of xx	Credit Report	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, < xx Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98098725	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$996.00	01/xx/2024	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.970%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/xx/2019	xx	Not Applicable	6.920%	$681.26	07/xx/2019	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
There is civil judgment found against the subject property in the favor of xx
There are four state tax liens found against the subject property in the favor of xx
There is IRS lien found against the subject property in the favor ofxx
The 2021 combined annual taxes have been paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx Adjustment of due date from xx to xx The monthly P & I is in the amount of xx with an interest rate of 6.920%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx Adjustment of due date from xx to xx The monthly P & I is in the amount of xx with an interest rate of 6.920%. The current UPB is reflected in tape for the amount of $xxx
As per PACER report borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in year xx with the loan and was referred to attorney on xx
Borrower’s willingness and ability to pay is good.
No information has been found regarding the forbearance plan.
The step modification agreement was signed between the borrower xx with an effective date of xx shows the new modified unpaid principal balance is xx The borrower promised to make a monthly payment of xx with an interest rate of 6.920% beginning from xx which will get changed in 03 steps till the maturity date of xx The rate will change in 03 steps which end with xx
No information has been found related damage or repairs.
The subject property has been occupied by owner.
Foreclosure Comments:The foreclosure was initiated in year xx with the loan and was referred to attorney onxx The notice of Lis pendens located at xx shows that the foreclosure complaint was filed on xx in the favor of xx No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower xx with an effective date of xx shows the new modified unpaid principal balance is xx The borrower promised to make a monthly payment of xx with an interest rate of xx beginning from xx which will get changed in 03 steps till the maturity date of xx The rate will change in 03 steps which end with xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OK. The following state disclosures are missing in the loan file;
1. Insurance Disclosure
2. NSF Fee Disclosure
3. Over-the-limit fees
4. Notice of Rights to Obtain a Security Freeze"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94008200	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	No	Not Applicable	First	$0.00	$743.05	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.870%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2011	xx	xx	11.380%	$687.41	12/xx/2011	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender xx
The chain of assignment has been completed. Currently, the assignment is from xx
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to latest payment history as of xx, the borrower is currently delinquent for 1 month and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date xx The unpaid principal balance is reflected in the amount of xx The current P&I is xx
Collections Comments:The loan is currently in the bankruptcy and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date xx The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx The loan has been modified. The foreclosure was not initiated. As per the tape, the borrower had filed bankruptcy under chapter 13 on xx BK review not done due to pacer issue. As per the comment dated xx the reason for default is excessive obligation. According to comment dated xx the subject property was damaged. The property needs repairs. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from xx. The collection comments are missing from xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the tape, the borrower had filed bankruptcy under chapter 13 on xx	The adjustment of terms agreement which was made on xx between the borrower xx. As per the modified terms, the new principal balance is xx and the deferred amount is xx The borrower has promised to pay the in the amount of xx with the interest rate of xx beginning on xx till maturity date of xx	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Hazard Insurance Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Bankruptcy-xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The loan is failing HOEPA High Cost Mortgage APR Threshold Test. Charged APR is xx and allowed is xx and it is over by xx
The annual percentage rate (APR) at consummation is xx which exceeds the yield of xx as of August 13, 2010 on
30 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was
received by the creditor on September 21, 2010."	* Application Missing (Lvl 2) "The final loan application is missing along with the initial loan application from loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 11.884%      Allowed: 5.930%     Over by: +5.954%"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The proof of hazard insurance is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from loan file."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8191180	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$372.47	$338.61	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

The chain of assignment has been completed. The loan is currently assigned with xx
The 2021 combined annual taxes have been paid in the amount of xx
The 2022 combined annual taxes have been delinquent in the amount of xx
The 2022 combined annual taxes have been due in the amount of xx	According to the payment history as of dated xx the borrower is delinquent with the loan for 1month and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The monthly P&I is in the amount of xx with an interest rate of 8.250%. The current UPB is reflected in tape for the amount of $xx.
Collections Comments:According to the payment history as of dated xx the borrower is delinquent with the loan for 1month and the next due date for the regular payment was xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx The monthly P&I is in the amount of xx with an interest rate of xx The current UPB is reflected in tape for the amount of $xx.
As per servicing comment dated xx reason for default is curtailment of income. The borrower's income is impacted by covid-19.
The loan has not been modified since origination.
No evidence has been found regarding litigation and contested matter.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Origination Appraisal	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note shows, borrower last name is xx. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Note reflects, original lien amount is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: appraisal is missing from loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Note shows, sated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85627731	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$761.00	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.390%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2009	xx	xx	2.000%	$674.53	12/xx/2009	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx

The chain of assignment has been completed. The last assignment is with xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx the borrower is delinquent for 10 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx the borrower is delinquent for 10 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per comment dated xx the borrower’s income is impacted by covid-19. The servicer provided FB plan started from xx
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx The new modified principal balance as per modification is in the amount ofxxwith interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from xx The deferred balance amount is xx and interest bearing is xx The maturity date as per loan modification agreement is xx	Credit Report Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, >= xx Days Tape Value: Collections |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Note reflects, original lien amount is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98310050	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	$388.14	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.446%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx
Chain of assignment has been completed. Last assignment is with thexx
There is one UCC lien against the borrower in the favor of xx
First to fourth installment county taxes for the year of 2021 have been paid in the amount xx
Annual county taxes for the year of 2022 are due in the amount of xx which was due on xx
No prior year delinquent taxes have been found.
As per the payment history as of xx the borrower is current with the loan and the next due date is xx Last payment was received on xx in the amount of xx Current P&I is xx and the interest rate of xx The new UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
As per the payment history as of xx the borrower is current with the loan and the next due date is xx Last payment was received on xx in the amount of xx Current P&I is xx and the interest rate of 7.446%. The new UPB is reflected in the amount of $xxx.
The loan has not been modified since origination.
As per the comment dated xx the reason for default is curtailment of income.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated xx the subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Borrower Last Name Loan Value: xx Tape Value: xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < xx Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14436029	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$501.46	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.360%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2018	xx	Not Applicable	9.380%	$669.15	05/xx/2018	Financial Hardship	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lender xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx

There is junior mortgage active in the favor of xx in the amount of xx
No prior year’s delinquent taxes have been found.

According to a review of the payment history as of xx the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx The last payment was received on xx total in the amount of PITI xx which includes P&I xx with the rate of interest xx which was applied for the due date of xx The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. According to a review of the payment history as of xx the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx The UPB reflected in the latest payment history is in the amount of xx
No comment has been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the unknown and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower xx . As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of xx for the period of 60 months under Chapter 13. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx However, the unsecured portion is $0.00. No comment has been found indicating a cram-down. The loan is in active bankruptcy. (Unable to review BK documents due to PACER issue).	According to the modification, the loan was modified on xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at xx and the borrower promises to pay P&I in the amount of xx beginning from xx The maturity date as per modification is xx
The modification agreement has 3 steps. The lender has agreed to forgive the principal in the amount of xx
Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80%	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2018   Tape Value: 6/xx/2018   Variance: -55 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "The compliance risk indicator is Significant as the loan is failing OH PLA Covered Loan Points and Fees Threshold Test. Total fees charged is xx and allowed is xx however over charged by xx Affirmative claims can be made within 3 years of origination and the Note date is xx SOL has been expired.

Fees included-
Loan Origination Fee xx
Tax Related Service Fee xx
Max Prepayment Penalty / Termination Fee xx
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "The loan is failing OH PLA Covered Loan Points and Fees Threshold Test. Total fees charged is xx and allowed is xx however over charged by xx Affirmative claims can be made within 3 years of origination and the Note date is xx SOL has been expired.

Fees included-
Loan Origination Fee xx
Tax Related Service Fee xx
Max Prepayment Penalty / Termination Fee xx	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* Compliance Testing (Lvl 2)     "This loan failed the DTI presumption test due to one of the following findings: (OH HB 386 Section 1, § 1349.27 (D)) , (OH
SB 185 Section 1, § 1349.27 (K))
The loan is a covered loan and the debt-to-income (DTI) ratio of the obligor(s) was not provided; or
The consumer's total monthly debt, including amounts owed under the loan, exceeds 50% of the consumer's monthly gross income."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* LTV or CLTV exceeds 104% (Lvl 2)     "LTV is more than 100% due to appraised value is less than loan amount."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH. The following state disclosures are missing in the loan file;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
																																																																																								* Mortgage Insurance Certificate missing (Lvl 2) "The loan is conventional and LTV exceeds 80%. Hence, the MI certificate is required, which is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54285635	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$40.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.930%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2012	xx	Not Applicable	10.460%	$393.77	05/xx/2012	Financial Hardship	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated on xx and was recorded onxx in the amount of xx in xx The chain of assignments has been completed. The mortgage is currently xx which was xx There is an active prior mortgage against the subject property in the favor xx” in the amount of xx originated on xx which was recorded on xx The combined annual taxes for the year 2021 have been paid in the amount xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was 02/xx/2022. The last payment was received on 02/xx/2022 in the amount of $422.52 (PITI), which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $393.77 with an interest rate of 10.460%. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 03/xx/2022 the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was 02/xx/2022. The last payment was received on 02/xx/2022 in the amount of $422.52 (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $393.77 with an interest rate of 10.460%. The current UPB is reflected in tape for the amount of xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
According to servicing comment dated 07/xx/2021, the borrower's reason for default is curtailment of income because of covid impact.
As per the comment dated 8/xx/2021, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. No details have been found regarding completion of repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx The reason for modification is financial hardship. As per the modified terms, the new unpaid principle balance is xx. The P&I is $393.77 and the rate of interest is 10.46%. The first payment date was due on xx and the new maturity date is 7/xx/2042. There is no deferred balance stated.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value:xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value:xx   Tape Value: 5/xx/2021   Variance: -3309 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx  Variance: 128 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Tape Value: xx  Variance: -0.005%   Variance %: -0.00500%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Value:xx   Variance: -0.005%   Variance %: -0.00500%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents." * Initial Escrow Acct Disclosure missing; loan has escrows xx "Initial escrow account disclosure is missing from the loan document." * Missing Required State Disclosures xx"The subject property is located in xx. The following state disclosures are missing in the loan file; 1. xx 2.xx * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			626	Unavailable
33233135	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$516.13	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.700%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2019	xx	Not Applicable	9.108%	$299.65	11/xx/2019	Financial Hardship	As per review of updated title report datedxx, subject mortgage was originated on xx with the lender “xx n the amount ofxx which is recorded on xx
The chain of assignment is complete as the current assignment is with xx, Its Successors and Assigns.” Annual property taxes of year 2021 are paid in the amount ofxx. No delinquent tax found.
There is a prior Mortgage against the subject property in favor of xx in the amount of xx which is recorded on xx And one jr. Mortgage against the subject property in the amount of xxin favor of xx " which is recorded onxx And two judgment found against the borrower in the amount of $2,182.58 in favor of xx which is recorded on 06/xx/2007 and 07/xx/2012.	Review of payment history as of dated 3/xx/2022, the borrower is performing with the loan. The next due date is 3/xx/2022 and the last payment was received on xx in the amount $384.89 with the interest rate of 9.108% and P&I of $299.65, which was applied for the due date of 2/xx/2022. The UPB reflected in the payment history is $ xx	Collections Comments:Available servicing comments from xx, the loan is performing.
Review of payment history as of dated 3/xx/2022, the borrower is performing with the loan. The next due date is 3/xx/2022 and the last payment was received on 2/xx/2022 in the amount $384.89 with the interest rate of 9.108% and P&I of $299.65, which was applied for the due date of 2/xx/2022. The UPB reflected in the payment history is $xx.
There is no foreclosure activity in the loan file.
No bankruptcy filed by debtor.
No pertaining damages found against the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made on 11/xx/2019. New modification interest rate is 9.108%. Interest rate will be changed in 4 steps. From the last step of modification due on 11/xx/2026, Borrower has promised to pay the principal and interest in the amount of $344.55 with the interest rate of 11.700% on same day of each month till the maturity date. The new principal balance is $xx, which is also an interest bearing amount. The last modified payment will be due on 9/xx/2039.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2019   Tape Value: 11/xx/2019   Variance: -24 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2019   Tape Value: 11/xx/2024   Variance: -1827 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 9.108%   Tape Value: 10.108%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 11/xx/2024   Tape Value: 11/xx/2025   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 10.108%   Tape Value: 11.108%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 11/xx/2025   Tape Value: 11/xx/2026   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 11.108%   Tape Value: 11.700%   Variance: -0.592%   Variance %: -0.59200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Value: $xx   Variance: $0.04   Variance %: 0.00011%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Value: 40.090%   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 40.090%   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84375479	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	Montana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$509.74	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.060%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2017	xx	Not Applicable	6.423%	$144.23	11/xx/2017	Financial Hardship	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
The chain of assignments has been completed. The mortgage is currently assigned to  xx, which was recorded on 03/xx/2017.
There are 4 civil judgments found against the subject property in the total amount of xx  filed by different plaintiffs & recorded on different dates.
The 2021 2nd installment of town taxes has been paid in the amount of $ 196.49 on 05/xx/2022.
The 2021 1st installment of town taxes has been paid in the amount of $ 313.25 on 11/xx/2021.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is delinquent with the loan for 6 months and the next due date for the regular payment was 09/xx/2021. The last payment was received on 07/xx/2021 in the amount of $321.14 (PITI) which was applied for the due date of 08/xx/2021. The monthly P&I is in the amount of $144.23 with an interest rate of 6.423%. The current UPB is reflected in tape for the amount of xx. As per the payment history, due date has been adjusted from 06/xx/2020 to 09/xx/2021.	Collections Comments:The loan is currently in foreclosure. According to the payment history as of xx the borrower is delinquent with the loan for 6 months and the next due date for the regular payment was 09/xx/2021. The last payment was received on 07/xx/2021 in the amount of $321.14 (PITI) which was applied for the due date of 08/xx/2021. The monthly P&I is in the amount of $144.23 with an interest rate of 6.423%. The current UPB is reflected in tape for the amount of xx. As per the payment history, due date has been adjusted from 06/xx/2020 to 09/xx/2021.
As per PACER report borrower has not filed bankruptcy since loan origination.
As per servicing comment dated 01/xx/2022, again the foreclosure was initiated in year xx with the loan and was referred to attorney xx
As per the servicing comment dated 01/xx/2022, the reason for default is Distant Employment Transfer.
Borrower’s willingness and ability to pay is average.
No information has been found regarding the forbearance plan.
This modification agreement was signed between the borrower and lender with an effective date of 11/xx/2017 shows the new modified unpaid principal balance is xx. The borrower had promised to pay the monthly P&I of $144.23 beginning from 11/xx/2017 and a new maturity date of 10/xx/2057 with modified interest rate 6.423%. There are no deferred balance and principal forgiven amount.
No information has been found related damage or repairs.
As per servicing comment dated 07/xx/2021, the subject property is owner occupied.
As per servicing comment dated 07/xx/2021, shows servicer confirmed with borrower that he is not impacted due to Covid-19.
Foreclosure Comments:As per servicing comment dated 11/xx/2018, the foreclosure was initiated in year xx with the loan and was referred to attorney on 11/xx/2018. As per servicing comment dated 01/xx/2022, again the foreclosure was initiated in year xx with the loan and was referred to attorney on 01/xx/2022. The notice of trustee sale located at “xx” shows that the notice of trustee sale was filed on 04/xx/2022 in the favor of “xxx” which was recorded on 04/xx/2022. The foreclosure sale date is scheduled for 08/xx/2022. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx and lender "xx" with an effective date of xx shows the new modified unpaid principal balance is xx The borrower had promised to pay the monthly P&I of $144.23 beginning from xx and a new maturity date of xx with modified interest rate 6.423%. There are no deferred balance and principal forgiven amount.	Credit Application Credit Report Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Tape Value: 8/xx/2021   Variance: -1393 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 11/xx/2017   Tape Value: 11/xx/2022   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.423%   Tape Value: 7.423%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 11/xx/2022   Tape Value: 11/xx/2023   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 7.423%   Tape Value: 8.125%   Variance: -0.702%   Variance %: -0.70200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value: xx   Variance: $-0.04   Variance %: -0.00018%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx Variance: 0.002%   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx  Variance: 0.002%   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Referral Date Loan Value: 1/xx/2022 Tape Value: 1/xx/2022 Variance: 3 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the MT License Validation Test: The Montana Residential Mortgage Lender Licensing Act requires non-exempt mortgage lenders engaged in the business of making residential loans to be licensed under the Act by October 2, 2008. After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the Montana Consumer Loan Act or its corresponding Exemption Letter. The Montana Residential Mortgage Lender License and its corresponding Exemption Letter (Residential Mortgage Lender Act)
are not available for loans with a closing date before October 1, 2008."
																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report at origination is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27863079	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$285.79	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.450%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2022	xx	Not Applicable	10.450%	$605.14	09/xx/2022	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with Instrument# xx.
The chain of assignment has been completed. Currently, the assignment is with xx
There is a civil judgment against the borrower in the favor of xx in the amount of xx
There is an IRS lien against the borrower in the favor of Department of the Treasury - Internal Revenue Services which was recorded on xx in the amount of xx

Annual county taxes of 2021 have been paid on xx in the amount of xx
According to the payment history as of xx, the borrower is currently delinquent for 7 months. The last payment was received on 9/xx/2021 which was applied for the due date of 7/xx/2021 and the next due date for payment is 8/xx/2021. The P&I is in the amount of $657.24 and PITI is in the amount of $716.13. The UPB reflected as per the payment history is in the amount ofxx	Collections Comments:As per the comment history, the current status of the loan is in bankruptcy.
According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 7 months. The last payment was received on 9/xx/2021 which was applied for the due date of 7/xx/2021 and the next due date for payment is 8/xx/2021. The P&I is in the amount of $657.24 and PITI is in the amount of $716.13. The UPB reflected as per the payment history is in the amount of xx
As per the comment dated 1/xx/2022, the reason for default is curtailment of income.
No foreclosure activity has been found.
No evidence has been found regarding damage or repairs.

Update: -
There was no additional changes in the latest comments.
The collection comments are available from 8/xx/2022 to 2/xx/2024. The collection comments are missing from 3/xx/2022 to 7/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-13 with the xx. The chapter 13 plan was confirmed on 3/xx/2020. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xxx Therefore, the unsecured portion is $0.00.	There is unexecuted step loan modification agreement located at “xx” the step loan was modified between the borrower and the servicer. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 10.450 % and the borrower promises to pay P&I in the amount of $605.14 beginning from 9/xx/2022. The maturity date as per modification is 6/xx/2031. The interest-bearing amount is $41,771.76. There are no deferred balance & forgiven amount.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx  Tape Value:xx   Variance: 341 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Value: xx Variance: $-0.01   Variance %: -0.00001%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization are missing from the loan file."
* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16117937	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	No	Not Applicable	First	$0.00	$734.40	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.510%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2022	xx	xx	3.500%	$274.83	05/xx/2022	Financial Hardship	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx and recorded on xx, in the amount of xx with xx
There is no chain of assignment. Currently the subject loan is with original lxx  as it should be with xx

There is IRS lien against the borrower in favor of Department of the Treasury - Internal Revenue Services which was recorded on xx in the amount of xx
There is a prior state tax lien against the borrower in favor of State of xx. However, the amount of lien is not mentioned in the supportive document.

There are 3 state tax liens against the borrower in favor of State of Alabama - Department of Revenue which was recorded on different dates in the total amount of xx.

Annual county taxes of 2021 have been paid in the amount of $734.40 on xx

No prior year delinquent taxes have been found.
According to payment history as of xx hich was applied for due date 11/xx/2021. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.010%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of 3/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $1,046.92 which was applied for due date 11/xx/2021. The current P&I is in the amount of $952.68 and current PITI is in the amount of $1,046.92 with an interest rate of 10.010%. The current UPB reflected as per the payment history is in the amount of $xxx.

As per comment dated 04/xx/2022, the servicer offered modification plan. As per the modification plan, the new principal balance is $xxx and the deferred amount is $30,404.81. The P&I is in the amount $274.83 monthly with a modified interest rate of 3.500% beginning from 05/xx/2022 with a maturity date of 04/xx/2062.

As per comment dated 04/xx/2022, the borrower's income is impacted by covid-19. The FB plan ends on 05/xx/2022.

As per comment dated 02/xx/2022, the subject property is occupied by unknown party.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on 5/xx/2022. As per the modified term, the new principal balance is $xx and the deferred balance is $30,404.81. The borrower promises to pay $274.83 monthly with a modified interest rate of 3.500% beginning from 5/xx/2022 with a maturity date of 4/xx/2062.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: 2469.05872%   Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: 12/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $0.45   Variance %: 0.00043%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 83.228%   Tape Value: 83.230%   Variance: -0.002%   Variance %: -0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 83.228%   Tape Value: 83.230%   Variance: -0.002%   Variance %: -0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2062 Tape Value: 5/xx/2038 Variance: 8727 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama. The Choice of Insurer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74542148	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,021.30	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2019	xx	xx	2.450%	$576.85	05/xx/2019	Financial Hardship	Review of updated title report dated 6/xx/2022 shows that the subject mortgage was originated on 04/xx/2008 and recorded on 04/xx/2008 for the amount $xx held by xx.

The chain of assignment is complete. The last assignment is with “xxC”.

There are 3 junior state tax liens active against the borrower in the total amount of $xx held by “xx” recorded on different dates.

There is one junior hospital lien active against the borrower in the amount of xx held by “xx

There are two junior judgments active against the borrower. First was in the amount of $xx held by “xx” and recorded on 07/xx/2017. Second was in the amount of $xx held by “xx” and recorded on 11/xx/2013.

No delinquent taxes have been found for the prior year.
Review of payment history as of 3/xx/2022 shows that the borrower is 6 months delinquent with the loan. The next due date is 9/xx/2021. The last payment was received on 10/xx/2021 in the amount of $576.85 with interest rate 2.450 % which was applied for the due date 8/xx/2021. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of 3/xx/2022 shows that the borrower is 6 months delinquent with the loan. The next due date is 9/xx/2021. The last payment was received on 10/xx/2021 in the amount of $576.85 with interest rate 2.450 % which was applied for the due date 8/xx/2021. The current UPB as of the date is $xxx
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 11/xx/2021, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 6/xx/2020 to 1/xx/2022.
As per collection comment dated 11/xx/2021, the subject property was affected by natural disaster. Further details not provided regarding damage/repairs. Also, collection comment does not state nature & cost of damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Notice of loan adjustment agreement was made between the borrower and lender on the effective date xx The borrower has promised to pay the new principal balance of xx with the fixed interest rate 2.450 % and P&I of $576.85 that began from the first payment date xx till the maturity date of 4/xx/2045. The deferred balance is xx The interest bearing amount isxx. The deferred amount shall be due & payable as a balloon payment at maturity.	Credit Application Credit Report	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: xx  Tape Value: $xx   Variance: $xx   Variance %: -29.39749%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx Tape Value: 6/xx/2021   Variance: -779 (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: 11/xx/2021   Variance: -536 (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx Tape Value: $xx   Variance: $0.03   Variance %: 0.00001%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA foreclosure rescission finance charge test due to the finance charge disclosed on the final TIL isxx Calculated finance charge $xx for an under the disclosed amount of $42.11."
																																																																																								* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39283323	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,575.80	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.730%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	xx	Not Applicable	10.730%	$876.47	04/xx/2022	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount ofxx with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment is with xx.  its successors and assigns.

No active judgments or liens have been found.

1st & 2nd combined taxes of 2021 have been paid in the amount of $3,575.80.

No prior year delinquent taxes have been found.

According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is 10/xx/2021. The last payment was received on 12/xx/2021 in the amount of $1,416.18 which was applied for due date of 9/xx/2021. The current P&I is in the amount of $876.47 and current PITI is in the amount of $1,416.18 with an interest rate of 10.730%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments::According to servicing comments, the loan is in collection.

According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is 10/xx/2021. The last payment was received on 12/xx/2021 in the amount of $1,416.18 which was applied for due date of 9/xx/2021. The current P&I is in the amount of $876.47 and current PITI is in the amount of $1,416.18 with an interest rate of 10.730%. The current UPB reflected as per the payment history is in the amount of $xxx.

As per comment dated 3/xx/2022 , the borrower’s income is impacted by covid-19.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance isxx The borrower promises to pay $876.47 monthly with a modified interest rate of 10.730% beginning from xx with a maturity date of xx. The modification does not have a balloon provision. The loan has been modified twice since origination.
1st modified on 8/xx/2019 located at xx	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Doc Date of Last Modification Loan Value:xx Tape Value: 8/xx/2019 |---| 950 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value:xx   Variance: $-0.03   Variance %: -0.00003%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliate business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98920208	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,812.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.457%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx

The chain of assignment has been completed. Currently, the assignment is with xx  its successors and assigns.

No active judgments or liens have been found.

Taxes of 2022 have been paid in the amount of $906 on 1/xx/2022.

Taxes of 2022 have been due in the amount of $906 on 6/xx/2022..

No prior year delinquent taxes have been found.	According to the payment history as ofxx the loan is currently performing and the next due date for payment is 2/xx/2022. The last payment was received on 1/xx/2022 in the amount ofxx which was applied for due date 1/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 10.456% The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 3/xx/2022, the loan is currently performing and the next due date for payment is 2/xx/2022. The last payment was received on 1/xx/2022 in the amount of $1,350.45 which was applied for due date 1/xx/2022. The current P&I is in the amount of $1,207.55, and current PITI is in the amount of $1,350.45 with an interest rate of 10.456% The current UPB reflected as per the payment history is in the amount of $xxx

As per collection comment dated 6/xx/2021, borrower deceased. Death certificate not found in the loan files.

The subject property is owner occupied. As per comment dated 2/xx/2022, the subject property is damage due to natural disaster. Further details regarding the damages and repairs not provided.

As per comment dated 2/xx/2022, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and extended several times from 4/xx/2022 & 7/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 8/xx/2010   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 4/xx/2022   Tape Value: 2/xx/2022   Variance: 51 (Days)   Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx  Tape Value: $xx   Variance: $xx   Variance %: 3.49828%   Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-0.19   Variance %: -0.00014%   Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Tape Value: xx    Variance: -3.500%   Variance %: -3.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx Tape Value: xx Variance: -3.500%   Variance %: -3.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx%   Tape Value: 10.46000%   Variance: -0.00320%   Variance %: -0.00320%   Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Changes as per documents. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan files."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan documents"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is hot hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58662106	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$23.07	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was originated on xx and recorded on xx in the amount ofxx with MERS as nominee for xx The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns. There is an active prior mortgage available in the updated title report with the amount ofxx, in favor of “xx and which was recorded on 6/xx/1992. However, this prior mortgage is not showing in schedule-B of final Title Policy as an exception and no pay off is found. According to updated title report on 06/xx/2022, there is a UCC lien against the subject property in the favor of xx recorded onxx but the amount is not mentioned. Taxes of 2021 have been paid in the amount of $23.07 on 12/xx/2021. No prior year delinquent taxes have been found.	According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $559.71 which was applied for due date 1/xx/2022. The current P&I is in the amount of $514.87 and current PITI is in the amount of $559.71 with an interest rate of 11.00%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is in collection. According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 1 months and the next due date for payment is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $559.71 which was applied for due date 1/xx/2022. The current P&I is in the amount of $514.87 and current PITI is in the amount of $559.71 with an interest rate of 11.00%. The current UPB reflected as per the payment history is in the amount of $xxx. As per comment dated 3/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed. As per comment dated 10/xx/2020, the reason for default is borrower’s income impacted by covid-19.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx 3   Tape Value: xx  Variance: $0.03   Variance %: 0.00005%   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value:xx Variance: 0.003%   Variance %: 0.00300%   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value:xx   Variance: 0.003%   Variance %: 0.00300%   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Changes as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $148,237.77. Calculated finance charge is $148,362.65 for an under disclosed amount of -$124.88."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is hot hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4996673	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	No	Not Applicable	Second	$0.00	$2,421.07	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	8.340%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 reflects that the subject mortgage was originated on xx with the xx in the amount of xx, which was recorded on xx nstrument xx The chain of the assignment has been completed. Currently, the mortgage assignment is with xx, which was recorded onxx There is prior mortgage active against the subject property in the favor of xx . in the amount of xx which was recorded on xx There is junior mortgage active in the favor of xx in the amount of xx which was recorded on xx No prior year’s delinquent taxes have been found.	According to a review of the payment history as of 3/xx/2022, the borrower is currently delinquent for 9 months with the loan and the next due date for the regular payment is 6/xx/2021. The last payment was received on 5/xx/2021 total in the amount of PITI $898.45 which includes P&I $655.83 with the rate of interest 7.840%, which was applied for the due date of 5/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of 3/xx/2022, the borrower is currently delinquent for 9 months with the loan and the next due date for the regular payment is 6/xx/2021. The UPB reflected in the latest payment history is in the amount of xx
As per comment dated 6/xx/2021, borrower’s income is impacted by covid-19. FB plan provided, which started on 6/xx//2021.
As per the servicing comments, the subject property has been occupied by the owner. As per comment dated 6/xx/2021, subject property has been affected by natural disaster. Estimated cost is not available. However, no details provided regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowe xx . xx had filed for bankruptcy under chapter-7 with the  xx . The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $0.00. The case was discharged on 1/xx/2016 and terminated on 2/xx/2016.

Not Applicable	Credit Application Credit Report	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value:xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx  Tape Value: 12/xx/2021   Variance: -181 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value: xx   Variance: $-0.05   Variance %: -0.00006%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file." * ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $87,060.96. The disclosed finance charge of $86,980.04 is not considered accurate for purposes of rescission because it is understated by more than $35." * Missing credit report (Lvl 2) "Credit Report is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	744
37954321	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,883.02	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.780%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	xx	Not Applicable	10.780%	$476.80	03/xx/2022	Financial Hardship	As per the updated title dated 6/xx/2022 the subject mortgage was signed on 4/xx/2005 which was recorded on 5/xx/2005 in the favor of xx
The chain of assignment is not found. the current assignee is xx
The subject mortgage is in lower lien position as there are 2 active mortgages which were recorded prior to the subject mortgage in favor of xx
The 1st mortgage was recorded on 8/xx/1999 in the amount of $xx.
The 2nd mortgage was recorded on 9/xx/2000 in the amount of $xx.
There are 2 active mortgages which were recorded prior to the subject mortgage in favor of xx
Final title policy at the origination does reflect  the first mortgage clause or exception for senior mortgages. No satisfaction or release document has been found in the loan file stating the previous mortgages have been released
Annual combined & school  taxes for the year 2021 & 2022 were paid on 9/xx/2021 & 1/xx/2022 in the total  amount of $ $1,883.02 without any prior delinquency.
According to payment history as of 3/xx/2022, the borrower is currently delinquent for 10 months and the next due date for payment is 5/xx/2021. The last payment was received on 3/xx/2021 in the amount of $650.94 which was applied for due date 5/xx/2021. The current P&I is in the amount of $637.11 and current PITI is in the amount of $650.94 with an interest rate of 10.780%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in Collection.
According to payment history as of 3/xx/2022, the borrower is currently delinquent for 10 months and the next due date for payment is 5/xx/2021. The last payment was received on 3/xx/2021 in the amount of $650.94 which was applied for due date 5/xx/2021. The current P&I is in the amount of $637.11 and current PITI is in the amount of $650.94 with an interest rate of 10.780%. The current UPB reflected as per the payment history is in the amount of $xxx.
The reason for default is unable to determine
The loan has been modified since origination.
No information has been found related damage or repairs.
As per servicing comment the subject property is owner occupied and in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on 2/xx/2022 between the borrowers "xx” and lender "xx.”. As per the modified terms, the new principal balance is $xx The borrower has promised to pay, first in the amount of $474.80 with the interest rate of 10.78% beginning on 3/xx/2022, till maturity date of 11/xx/2027.	Affiliated Business Disclosure Credit Application Credit Report Prepayment Penalty Rider	Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $0.04   Variance %: 0.00006%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 88.221%   Tape Value: 88.220%   Variance: 0.001%   Variance %: 0.00100%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 88.221%   Tape Value: 88.220%   Variance: 0.001%   Variance %: 0.00100%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2027 Tape Value: 5/xx/2025 Variance: 910 (Days) Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application document is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL $95,998.40 $96,825.58 -$827.18
This loan failed the TILA finance charge test.
The finance charge is $96,825.58. The disclosed finance charge of $95,998.40 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL $95,998.40 $96,825.58 -$827.18
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $96,825.58. The disclosed finance charge of $95,998.40 is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA APR Test: FAIL 12.270% 12.505% -0.235%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 12.505%. The disclosed APR of 12.270% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the mortgage document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94772037	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$353.74	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.670%	361	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2010	xx	xx	11.660%	$728.13	09/xx/2010	Financial Hardship	The review of the updated title report dated 06/xx/2022, shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
No active judgments or liens were found.
The 2021 combined annual taxes have been paid in the amount of $ 353.74 on 02/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 03/xx/2022, the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was 02/xx/2022. The last payment was received on 02/xx/2022 in the amount of $743.17 (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $728.13 with an interest rate of 11.660%. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in collection. According to the payment history as of 03/xx/2022, the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was 02/xx/2022. The last payment was received on 02/xx/2022 in the amount of $743.17 (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $728.13 with an interest rate of 11.660%. The current UPB is reflected in tape for the amount of $xxx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 01/xx/2022, the reason for default is Distant employment transfer.
Borrower’s willingness and ability to pay is average.
As per comment dated 01/xx/2022, borrower is on forbearance plan.
The AOT agreement was signed between the borrower and lender with an effective date of xx  As per AOT agreement, the new modified unpaid principal balance is xx and deferred amount is $xxx. The borrower had promised to pay the monthly P&I of $728.13 with modified interest rate of 11.660% beginning from 09/xx/2010 and a new maturity date of 12/xx/2038. There is no principal forgiven amount.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated 01/xx/2022, the borrower’s income has been impacted due to Covid-19 pandemic.
As per servicing comment dated 01/xx/2022, the subject property has been affected by natural disaster.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT agreement was signed between the borrower and lender with an effective date of 08/xx/2010. As per AOT agreement, the new modified unpaid principal balance is xx and deferred amount is $5,675.28. The borrower had promised to pay the monthly P&I of $728.13 with modified interest rate of 11.660% beginning from 09/xx/2010 and a new maturity date of 12/xx/2038. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 1/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-0.02   Variance %: -0.00002%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 103.812%   Tape Value: 103.810%   Variance: 0.002%   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 103.812%   Tape Value: 103.810%   Variance: 0.002%   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $192,248.45. The disclosed finance charge of $191,742.89 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL The loan data is $191,742.89, the comparison data is $192,248.45 and the variance is -$505.56
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $192,248.45. The disclosed finance charge of $191,742.89 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: The loan data is FAIL $191,742.89, the comparison data is $192,248.45 and the variance is -$505.56"
* Credit score not provided (Lvl 2)     "Credit Report is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Alabama. The following state disclosures are missing in the loan file;
Choice of Insurer"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Unavailable
21075172	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,466.62	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.446%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was originated in the amount of xx
The chain of assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $1,466.62.	According to the payment history as of 3/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on 3/xx/2022 which was applied for 1/xx/2022 and the next due date for the payment is 2/xx/2022. The P&I is in the amount of $2,405.16 and PITI is in the amount of $2,405.16. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 3/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on 3/xx/2022 which was applied for 1/xx/2022 and the next due date for the payment is 2/xx/2022. The P&I is in the amount of $2,405.16 and PITI is in the amount of $2,405.16. The UPB reflected is in the amount of $xxx
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $4,679.38 with the rate of interest 7.4460% and a maturity date of 4/xx/2021. The P&I as per payment history is the $2,405.16 and rate of interest is 5.000%; however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. Such modification agreement is missing from the loan file.	Credit Report	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx Variance: $-0.48   Variance %: -0.00009%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Tape Value: xx   Variance: -0.002%   Variance %: -0.00200%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value:xx   Variance: -0.002%   Variance %: -0.00200%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx Tape Value:xx   Variance: -0.00400%   Variance %: -0.00400%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Not Applicable Tape Value: 5/xx/2052 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit Report is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59073677	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,104.33	06/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	795	743	42.686%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was originated in the amount of xx on xx with the xx which was recorded on xx
The chain of assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of 2021 have paid in the amount of xx	According to the payment history as of 6/xx/2022, the borrower is current with the loan and the last payment was received on 6/xx/2022 which was applied for 6/xx/2022 and the next due date for the payment is 7/xx/2022. The P&I is in the amount of $1,201.88 and PITI is in the amount of $1,549.15. The UPB reflected is in the amount of $xx.
Collections Comments:As per the review the current status of the loan is performing. According to the payment history as of 6/xx/2022, the borrower is current with the loan and the last payment was received on 6/xx/2022 which was applied for 6/xx/2022 and the next due date for the payment is 7/xx/2022. The P&I is in the amount of xxand PITI is in the amount of xx The UPB reflected is in the amount of $xxx
No evidences have been found regarding bankruptcy and foreclosure.
The subject property has been occupied by the owner.
Unable to confirm employment details at origination based on the available documents and collection comments.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx |---| -2.872% |----| -2.87200% Comment: N.A Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.869%   Tape Value: 23.678%   Variance: -2.809%   Variance %: -2.80900%   Comment: N.A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx Tape Value: xx   Variance: -30 (Days)   Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject is NOO. Subject is a unit at the xx). Resort has commercial amenities including but not limited to a bar, restaurant and spa. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98376987	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First		$0.00	$10,677.44	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	48.353%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx  in favor of “xx
The chain of assignments has been completed.
No active judgments or liens were found.
The city-county taxes for the year 2021 are paid off in the amount of xx
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of 7/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 7/xx/2022 in the amount of xx with interest rate of 3.625% and P&I $2,325.86 for the due date of 7/xx/2022. The next due date is 8/xx/2022. The latest payment reflects the UPB in the amount of $xx.
Collections Comments:Loan is performing. As per review of latest payment history as of 7/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx in the amount ofxx with interest rate of 3.625% and P&I $2,325.86 for the due date of 7/xx/2022. The next due date is 8/xx/2022. The latest payment reflects the UPB in the amount of $xxx
No visible damages/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.
As per final 1003, borrower is an owner at xx from 15 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value:xx Tape Value: 8/xx/2020 |---| 47 (Days) |----| Comment: As per Application document signed date is 10/xx/2020 Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: 657   Tape Value: 660   Variance: -3   Variance %: -0.45454%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: 5/xx/2022   Variance: 641 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx Tape Value: 8/xx/2020   Variance: 47 (Days)   Variance %:    Comment: as per Note document note date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan has failed Qualified Mortgage Lending Policy Points and Fees Test. Charged: $15,482.00 Allowed: $15,166.70 Over by: +$315.30

Qualified Mortgage Lending Policy  Points and Fees Test Inclusion
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $14,025.00
Points - Loan Discount Fee paid by Borrower: $362.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 08/xx/2020 reflects Recording fee at $60.00. However, CD dated xx  reflects Recording fee at $66.50. This is a cumulative increase of $6.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2020 does not reflect Processing Fee. However, CD dated 10/xx/2020 reflects Processing Fee at $895.00. This is a cumulative increase of $895.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan has failed GSE (Fannie Mae public guidelines) QM Points and Fees Test.    Charged:  $15,482.00      Allowed: $15,166.70        Over by: +$315.30

GSE (Freddie Mac public guidelines) QM Points and Fees Test Inclusion
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $14,025.00
Points - Loan Discount Fee paid by Borrower: $362.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Subject approved at 48.35%. Tape shows missing xx debt $528, misrepresentation of lease income $4500 and unsupported other income of $2358. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Reimbursement Amount Validation Test failed and Consummation or Reimbursement Date Validation Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $330,858.98. Calculated finance charge is $331,753.89 for an under disclosed amount of -$894.91.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.353% as the borrower’s income is $11,930.25 and total expenses are in the amount of $5,768.59 and the loan was underwritten by DU (Locator# xx_xx_balbec -situs55 pg#xxx) and its recommendation is “Approve/Eligible” with a DTI of 48.35%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32261744	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,599.93	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	810	Not Applicable	46.117%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was originated in the amount of xx on 11/xx/2020 with the lender xxominee for xx.
The chain of assignment has been completed as the subject mortgage is with xx
There are 3 civil judgments in the favor different plaintiffs in the amount xx  which was recorded on different dates.
Taxes of 2021/2022 have been paid in the amount $xx	According to the payment history as of 6/xx/2022, the borrower is current with the loan and the last payment was received on 6/xx/2022 which was applied for 6/xx/2022 and the next due date for the payment is 7/xx/2022. The P&I is in the amount of $1,404.64 and PITI is in the amount of $2,660.13. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 6/xx/2022, the borrower is current with the loan and the last payment was received on 6/xx/2022 which was applied for 6/xx/2022 and the next due date for the payment is 7/xx/2022. The P&I is in the amount of xx and PITI is in the amount of $2,660.13. The UPB reflected is in the amount of $xxx
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower has been working xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 10/xx/2020 |---| 35 (Days) |----| Comment: As per application document sign date is xx Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: 810   Tape Value: 790   Variance: 20   Variance %: 2.53164%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Valuexx   Tape Value: 46.126%   Variance: -0.009%   Variance %: -0.00900%   Comment: 46.117%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2022   Tape Value: 5/xx/2022   Variance: 28 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 10/xx/2020   Variance: 35 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $13,229.40 and annual payments (Debt Service) are xx and the debt service cover ratio (DSCR) is 0.33 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Tape shows undisclosed mortgage opened on xx with Quicken, payment of $2,779; overtime and rental income was incorrectly calculated. Including mortgage payment and revised income resulted in a revised DTI is xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42577993	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$914.83	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	36.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was originated in the amount of xx with the lendexx as nominee for xx
The chain of assignment has been completed as the subject mortgage is with xx.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount $878.24.	According to the payment history as of 7/xx/2022, the borrower is current with the loan and the last payment was received on 7/xx/2022 which was applied for 7/xx/2022 and the next due date for the payment is 8/xx/2022. The P&I is in the amount of $1,690.27 and PITI is in the amount of $2,047.69. The UPB reflected as per tape is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 7/xx/2022, the borrower is current with the loan and the last payment was received on 7/xx/2022 which was applied for 7/xx/2022 and the next due date for the payment is 8/xx/2022. The P&I is in the amount of $1,690.27 and PITI is in the amount of $2,047.69. The UPB reflected as per tape is in the amount of $xxx
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Unable to confirm employment details at origination based on the available documents.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 7/xx/2021 Tape Value: 6/xx/2021 |---| 32 (Days) |----| Comment: As per final application, The application date is 07/xx/2021 Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.360%   Tape Value: 33.684%   Variance: 2.676%   Variance %: 2.67600%   Comment: As per documents DTI ratio 36.360 is correct.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2022   Tape Value: 5/xx/2022   Variance: 61 (Days)   Variance %:    Comment: Servicing side part..N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 35.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 7/xx/2021   Tape Value: 6/xx/2021   Variance: 32 (Days)   Variance %:    Comment: Per note document, Note date is 07/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows homebuyer’s education is not completed prior to note date. Course completed on 8/xx/2021."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4375864	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,008.92	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	18.040%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 6/xx/2022, the subject mortgage was originated on xx with the lenderxx as nominee forxx, which was recorded on xx in the amount of xx
There is no chain of assignment as the subject mortgage is with the original lender xx
There is an IRS lien in the amount of xx  which was recorded on xx n the favor of xx
There is a judgment in the amount of $xx which was recorded on 5/xx/2019 in the favor of xx
1st installment county taxes of 2022 have been paid in the amount of $3004.46.
2nd installment county taxes of 2022 have been due in the amount of $3004.46.
No prior year delinquent taxes have been found.
According to review of payment history as of 7/xx/2022, the borrower is current with the loan and the next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $3,322.66 which was applied for 7/xx/2022. The current P&I is in the amount of $2,152.56 and current PITI is in the amount of $3,322.66 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing and the next due date for payment 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $3,322.66 which was applied for 7/xx/2022. No records for bankruptcy have been found. The property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid.
No repairs and damages have been found.
The borrowerxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 1/xx/2021 |---| 39 (Days) |----| Comment: Seller tape shows Initial Application date is 1/xx/2021 as per Final application date 2/xx/2021. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx  Variance: 69 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xxx l   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 1/xx/2021 shows - Appraisal Fee at $475 and; however, Final CD dated 2/xx/2021 shows Appraisal Fee at $525 This is a fee increase of $ +$50 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject is conventional refinance cash out loan. The waiting period requirement was not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2269975	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,795.28	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	834	766	49.929%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 6/xx/2022 shows that the mortgage was originated on xx . The subject mortgage was recorded on xx with the instrumenxx
The first and second installments of combined taxes for the year of 2021 have been paid in the amount of $3897.64 each respectively.

The review of the payment history shows that the borrower is current with the loan and the next due date is for 8/xx/2022. The last payment was received on 7/xx/2022, in the amount of $2,955.88, which was applied for 7/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $2,955.88 and PITI is $2,955.88, with the interest rate of 2.990%.

Collections Comments:The borrower is current with the loan.
The property occupancy details have not been found. No damage or repair to the property has been found.
The borrower is retired from 3 years.
The loan and the next due date is for 8/xx/2022. The last payment was received on 7/xx/2022, in the amount of $2,955.88, which was applied for 7/xx/2022. The UPB stated in the payment history is $xxx The Current P&I is $2,955.88 and PITI is $2,955.88, with the interest rate of 2.990%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 8/xx/2021 |---| 56 (Days) |----| Comment: Application date 8/xx/21 Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: 834   Tape Value: 766   Variance: 68   Variance %: 8.87728%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value:xx  Tape Value: xx   Variance: -15.146%   Variance %: -15.14600%   Comment: Borrower DTI ratio seller tape shows xx
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: 5/xx/2022   Variance: 63 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination investor in audit Primary, borrowers some of consumer debts are $xx in active.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 56 (Days)   Variance %:    Comment: Note date seller tape shows 8/xx/21, in audit 10/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject loan approved as NOO but loan recharacterized as OO as proceeds from the cash out was used to pay off $2701 of the borrowers consumers debts."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID Post-Consummation Event Validation Test.
This loan has a post-consummation event date that occurs on the closing date or consummation date of the loan"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject originated as NOO but loan processed as primary due to non-mortgage debts were paid off. Tape shows borrower’s current primary housing payment of $5,499 was not included in DTI DTI is 65%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55723523	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,664.88	07/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	49.879%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 06/xx/2022 shows that the mortgage was originated on xx The subject mortgage was recorded onxx with the instrument xx

The annual installments of county and city taxes for the year of 2021 has been paid in the amount of $1993.03 and $671.85 respectively.

The review of the payment history shows that the borrower is current with the loan and the next due date is for 8/xx/2022. The last payment was received on 7/xx/2022, in the amount of $1,099.88, which was applied for 7/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $811.94 and PITI is $1,099.88, with the interest rate of 2.875%.

Collections Comments:The borrower is current with the loan.
The loan and the next due date is for 8/xx/2022. The last payment was received on 7/xx/2022, in the amount of $1,099.88, which was applied for 7/xx/2022. The UPB stated in the payment history is $xxx The Current P&I is $811.94 and PITI is $1,099.88, with the interest rate of 2.875%.
The property occupancy is unavailable. No damage or repair to the property has been found.
The borrowerxx
The covid attestation is available in the lxx

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value:xx Tape Value: xx---| 65 (Days) |----| Comment: Final application shows application date is 12/xx/2021. Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: 718   Tape Value: 734   Variance: -16   Variance %: -2.17983%   Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2022   Tape Value: 5/xx/2022   Variance: 61 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: 8/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value:xx   Variance: 65 (Days)   Variance %:    Comment: Note reflects note date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows primary occupancy misrepresentation. Subject approved as OO; however, appraisal reflects tenant occupied. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.87% as the borrower’s income is $2,985.00 and total expenses are in the amount of $1,488.88 and the loan was underwritten by xx and its recommendation is “Approve/Eligible” with a DTI of 49.88%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68535273	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,120.14	06/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	778	778	51.928%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was originated onxx with the lender xx
No assignments have been found.
No active liens and judgments have been found.
First and second county installment taxes for the year of 2021-22 have been paid in the amount of $1120.14.
First and second installment other taxes are due in the amount of $427.86 & $427.86 which were due on 08/xx/2022 & 11/xx/2022.
No prior year delinquent taxes have been found.

As per the payment history as of 06/xx/2022, the borrower is currently making the regular payments and the next due date is 07/xx/2022. Last payment was received on 06/xx/2022 in the amount of $1373.19. Current P&I is $969.94 and the interest rate of 3.500%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan present status is performing.
As per the payment history as of 06/xx/2022, the borrower is currently making the regular payments and the next due date is 07/xx/2022. Last payment was received on 06/xx/2022 in the amount of $1373.19. Current P&I is $969.94 and the interest rate of 3.500%. The new UPB is reflected in the amount of $xx.
Currently, the borrower is working atxx
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 10/xx/2021 |---| 63 (Days) |----| Comment: Seller tape data shows application date as 10/xx/2021. However, application reflects as 12/xx/2021. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: Seller tape data shows borrower xx. However, note reflects asxxTape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Valuexx  Tape Value: xx   Variance:    Variance %:    Comment: Seller tape data shows borrower #2 last name axx However, note reflects as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance certificate is not required.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: 5/xx/2022   Variance: 37 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx  Tape Value:xx  Variance: 63 (Days)   Variance %:    Comment: Seller tape data shows note doc date as 10/xx/2021. However, note reflects as 12/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $3,851.28 and annual payments (Debt Service) is $19,128.00 and there debt service cover ratio (DSCR) is 0.20 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows rental income miscalculation which pushes DTI to 51.93% and rendering DU ineligible."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7722262	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$46.03	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	804	769	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated onxx
No assignments have been found.
No active liens and judgments have been found.
The annual county taxes for the year of 2018 to 2021 shows “Exempt”.
Annual county taxes for the year of 2017 have been paid in the amount of $46.03.

As per payment history dated 07/xx/2022, the loan is currently performing and the next due for regular payment is 08/xx/2022. The last regular payment (P&I) has been made on 07/xx/2022 in the amount of $1,203.14 for the due date of 07/xx/2022. The UPB as of the date is in the amount of $xx.	Collections Comments:The loan present status is performing.
As per payment history dated 07/xx/2022, the loan is currently performing and the next due for regular payment is 08/xx/2022. The last regular payment (P&I) has been made on 07/xx/2022 in the amount of $1,203.14 for the due date of 07/xx/2022. The UPB as of the date is in the amount of $xxx
No evidences have been found regarding the foreclosure and bankruptcy process. No evidences have been found regarding the property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xxx Tape Value: xx|---| 83 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value:xx   Tape Value: 769   Variance: 35   Variance %: 4.55136%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2022   Tape Value: 5/xx/2022   Variance: 60 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 8/xx/2020   Tape Value: 5/xx/2020   Variance: 83 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the Veterans Affairs IRRRL unpaid principal balance validation test. This loan contains a value for one, but not both of the following fields:The loan is a VA interest rate reduction refinance loan (IRRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% loan origination fee threshold for VA IRRRL loans."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "moderate" since this loan failed the initial loan estimate delivery date test (from application) due to the initial loan estimate delivery date (05/xx/2020) is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application (05/xx/2020)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the initial loan estimate delivery date test (from application) due to the initial loan estimate delivery date (05/xx/2020) is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application (05/xx/2020).

1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $2,289.10 on final CD dated 08/xx/2020. There is a total fee increased of $2,289.10 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for the total fees increased of $35.00 on the final CD dated 08/xx/2020.

3. This loan failed the lender credit that cannot decrease test. Missing a valid COC for a non-specific lender credit decreased in the amount of $4.00 on the final CD dated 08/xx/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject is a VA IRRRL loan which exceeded the maximum term of 25 years. Prior note was of 15 year term plus 10 years & the subject loan was closed with a 30 year term."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64073238	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$18,801.28	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	44.426%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 6/xx/2022 shows that the mortgage was originated on xx The subject mortgage was recorded onxx with the instrument # xx
There is an active mortgage prior to subject mortgage has been found. It was originated on xx

The first and second installments of combined taxes for the year of 2021-2022 have been paid in the amount of $8026.37 each respectively. The annual installments of county taxes for the year of 2022 are paid in the amount of $2748.54.

The annual installments of utility taxes for the year of 2021 are paid in the amount of $1002.50.

The annual installments of utility taxes for the year of 2022 are delinquent in the amount of $204.31 for the good through date of 6/xx/2022.

The review of the payment history shows that the borrower is current with the loan and the next due date is for 7/xx/2022. The last payment was received on 6/xx/2022, in the amount of $4,220.56, which was applied for 6/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $2,357.96 and PITI is $4,220.56, with the interest rate of 2.99%.

Collections Comments:The borrower is current with the loan.
The property occupancy details have not been found. No damage or repair to the property has been found.
 The next due date is for 7/xx/2022. The last payment was received on 6/xx/2022, in the amount of $4,220.56, which was applied for 6/xx/2022. The UPB stated in the payment history is $xxx The Current P&I is $2,357.96 and PITI is $4,220.56, with the interest rate of 2.99%.

The borrower is sxx
The borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 3/xx/2021 Tape Value: 12/xx/2020 |---| 89 (Days) |----| Comment: Application date data provided 12/xx/20 as per Note 3/xx/2021. Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: xx   Tape Value: 719   Variance: 43   Variance %: 5.98052%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value:xx   Tape Value: xx  Variance: 0.001%   Variance %: 0.00100%   Comment: Bxx
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NO   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2022   Tape Value: 5/xx/2022   Variance: 32 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx   Variance: 89 (Days)   Variance %:    Comment: Original note doc date data xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Revised CD dated 03/xx/2021. Document tracker is missing and 3 business days were added to get receipt date 03/xx/2021 which is after the consummation date 03/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2020 reflects Credit Report fee at $46.00. However, CD dated 03/xx/2021 reflects Credit Report fee at $85.70. This is an increase in fee of $39.70 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2020 reflects Transfer Taxes fee at $5,756.00. However, CD dated 03/xx/2021 reflects Transfer Taxes fee at $5,756.10. This is an increase in fee of $10.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit in final closing disclosure dated 03/xx/2021. Initial CD dated 02/xx/2021 reflects Lender Credit at $1,354.18, however, Final CD dated 3/xx/2021 reflects Lender Credit at $459.20. This is decrease of $865.48 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing."
* The COC is missing (Lvl 3) "initial CD dated 2/xx/2021 locator (xx) Loan amountxx. and Revised CD xx, Loan amountxx, and COC locator xx) does not reflect loan amount, date etc. however required COC is missing form loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.42%. Tape shows SE income could not be verified due to file did not contain 2 years personal and business tax returns. Also, revised rental income of $281.83 pushes DTI over 100%. Unable to rely on docs in file and unable to calc ATR."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.426% as the borrower’s income is $15,335.58 and total expenses are in the amount of $6,812.92 and the loan was underwritten by xx and its recommendation is Approve/Eligible with a DTI of 44.43%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42103437	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	$4,558.36	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	742	Not Applicable	48.009%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx with the xx the amount of xx No assignments have been found. No active liens and judgments have been found. Annual county taxes for the year of 2021 have been paid in the amount of xx No prior year delinquent taxes have been found.	As per the payment history as of 7/xx/2022, the borrower is making the regular payments and the next due date is 08/xx/2022. Last payment was received on 07/xx/2022 in the amount of $1952.53. Current P&I is $1428.84 and the interest rate of 2.750%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan present status is performing. As per the payment history as of 7/xx/2022, the borrower is making the regular payments and the next due date is 08/xx/2022. Last payment was received on 07/xx/2022 in the amount of $1952.53. Current P&I is $1428.84 and the interest rate of 2.750%. The new UPB is reflected in the amount of $xxx. The loan has not been modified since origination. No foreclosure activity has been found. No bankruptcy details have been found. Subject property occupancy is unable to be determined. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value xx---| 59 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: -12.699%   Variance %: -12.69900%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx ape Value: 5/xx/2022   Variance: 61 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx   Tape Value: 1/xx/2021   Variance: 59 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/xx/2021 reflects Appraisal Fee at $500.00. However, CD dated 05/xx/2021 reflects Appraisal Fee at $850.00. This is an increase in fee of +$350.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows SE income miscalculation. SE income could not be considered due to missing 2 years tax return. Including the revised income pushes DTI to 60.70%. Also, tape shows insufficient assets of $7,163.00 do not support reserve requirement of $12,151.00. AUS shows total assets available in the amount of $255,942.44 satisfies reserves requirement. AUS shows total assets available in the amount of $255,942.44 satisfies reserves requirement. Elevated for client review."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents. Lock confirmation available on _Pg#1370. Expires on 03/096/2021, loan closed on 03/xx/2021. No lock extension found"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 60.710% as the borrower’s income is $5769.00 and total expenses are in the amount of $3,,502.25 and the loan was underwritten by DU (xx) and its recommendation is “Out of Scope” with a DTI of 60.71%."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82833150	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,958.08	06/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	44.806%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx
No assignments have been found.
No active liens and judgments have been found.
First and second combined installment taxes for the year of 2022 have been paid.
Third and fourth combined installment taxes for the year of 2021 have been paid.
No prior year delinquent taxes have been found.

As per the payment history as of 06/xx/2022, the borrower is currently making the regular payments and the next due date is 07/xx/2022. Last payment was received on 06/xx/2022 in the amount of $3412.05. Current P&I is $2041.55 and the interest rate of 4.250%. The new UPB is reflected in the amount of $xx

Collections Comments:The loan present status is performing.
As per the payment history as of 06/xx/2022, the borrower is currently making the regular payments and the next due date is 07/xx/2022. Last payment was received on 06/xx/2022 in the amount of $3412.05. Current P&I is $2041.55 and the interest rate of 4.250%. The new UPB is reflected in the amount of $xxx
Currently, the borrower is working atxx
The covid-19 attestation document is located at xx
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: 93.031%   Variance: -48.225%   Variance %: -48.22500%   Comment: The borrower's monthly income isxx after subject loan the proposed amountxx nd total non-housing payments is $xx. Hence, the calculated DTI ratio is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2022   Tape Value: 5/xx/2022   Variance: 37 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Valuexx Tape Value: 1/xx/2022   Variance: 66 (Days)   Variance %:    Comment: Note reflects original note doc date as xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 44.80%. Tape shows SE income was not verified as 2 years business tax returns did not match and unsold prior residence debt excluded may push DTI to 93%. Unable to rely on docs in file and unable to calc ATR."
* Occupancy concerns - (Lvl 4) "Subject approved as OO. Seller defect shows may be NOO as BWR did not sell prior residence. Submitted for Fraud review as it appears to be occupancy misrep."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the xxr or correspondent mortgage banker license prohibited fees test. The below fees were included in the test.
Judgement Release Fee paid by Seller: $300.00
Open Water paid by Seller: $300.00
Real Estate Commission paid by Seller: $40,750.00
Seller Legal Fee paid by Seller: $1,250.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.806%, the borrower’s income is $7,755.17 and total expenses are in the amount of $3,474.75 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 45%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78961093	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,280.68	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	725	Not Applicable	37.372%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 06/xx/2022 shows that the mortgage was originated on xx . The subject mortgage was recorded on xx xx
The first and second installments of county taxes for the year of 2021 have been paid in the amount of $3140.34 each respectively.

The review of the payment history shows that the borrower is current with the loan and the next due date is for 8/xx/2022. The last payment was received on 7/xx/2022, in the amount of $3,492.71, which was applied for 7/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $3,033.31 and PITI is $3,492.71, with the interest rate of 2.375%.

Collections Comments:The borrower is current with the loan and the next due date is for 8/xx/2022. The last payment was received on 7/xx/2022, in the amount of $3,492.71, which was applied for 7/xx/2022. The UPB stated in the payment history is $xxx The Current P&I is $3,033.31 and PITI is $3,492.71, with the interest rate of 2.375%.
The property occupancy details have not been found. No damage or repair to the property has been found.
The borrower is working as xx
The covid attestation is available in the lxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value:xx|---| 51 (Days) |----| Comment: Application dated on xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $305.18 + Hazard Insurance $29.09 + Flood Insurance $00 + MI $80.32 + HOA Dues $00 ) equals $3,447.90 and All Other Monthly payments are $3.00. The Borrowers Total Monthly income Verified as $xx. Hence, Post-Close DTI per 1003 is 37.37%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2022   Tape Value: 5/xx/2022   Variance: 60 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: 11/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx Tape Value: 8/xx/2020   Variance: 51 (Days)   Variance %:    Comment: Note document dated on 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Final CD reflects cash to int amount of $xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Tape shows “location not great” but Zillow search shows average in average neighborhood, just near the interstate."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan lost PIW eligibility due to MI cert in file is for monthly MI; however, loan closed with both MI Single Premium Financed and Monthly MI. Due to change in MI, loan amount increased by $952.00 the LTV increases to xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13304201	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,212.78	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	768	756	27.026%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated on xx and was recorded on xx with xx

The chain of assignment has been completed. The last assignment is withxx
There is a junior mortgage active against property in the favor ofxx

There are no prior year real estate delinquent taxes.
According to the payment history as of 07/xx/2022, the borrower is current with the loan. The last payment was received on 07/xx/2022, which was applied for the due date of 7/xx/2022 and the next due date for payment is 08/xx/2022.The P&I is in the amount of $2,366.10 and PITI is in the amount of $2,997.80. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/xx/2022, the borrower is current with the loan. The last payment was received on 07/xx/2022, which was applied for the due date of 7/xx/2022 and the next due date for payment is 08/xx/2022.The P&I is in the amount of $2,366.10 and PITI is in the amount of $2,997.80. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 8/xx/2020 |---| 121 (Days) |----| Comment: Application date is 12/xx/2020. Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Valuexx  Tape Value: 723   Variance: 45   Variance %: 6.22406%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Valuexx   Variance:    Variance %:    Comment: Borrower #1 middle name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Borrower first name isxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 5/xx/2022   Variance: 641 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 12/xx/2020   Tape Value: 8/xx/2020   Variance: 121 (Days)   Variance %:    Comment: Original nite document date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan closed w/o an appraisal at the time of closing and now PIW is lost. Waiver was expired before the closing. AUS is invalid as subordinate financing was not included in findings."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24553887	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,308.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	USDA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	34.065%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2021	xx	Not Applicable	2.500%	$629.82	11/xx/2021	Financial Hardship	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated onxx

The chain of assignment has been completed. The last assignment is with xx

There is a prior state tax lien active against borrower in the favor of xx
There are no prior year real estate delinquent taxes.
According to the payment history as of 07/xx/2022, the borrower is current with the loan. The last payment was received on 07/xx/2022, which was applied for the due date of 7/xx/2022 and the next due date for payment is 08/xx/2022.The P&I is in the amount of $643.81 and PITI is in the amount of $1,289.42. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/xx/2022, the borrower is current with the loan. The last payment was received on 07/xx/2022, which was applied for the due date of 7/xx/2022 and the next due date for payment is 08/xx/2022.The P&I is in the amount of $643.81 and PITI is in the amount of $1,289.42. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at “xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 10/xx/2021.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 2.500% and the borrower promises to pay P&I in the amount of $629.82 beginning from 11/xx/2021. The maturity date as per loan modification agreement is 05/xx/2051.The lender forgives principal total in the amount $1,834.00.	xx Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 10/xx/2020 |---| 190 (Days) |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: xx   Tape Value: 701   Variance: -1   Variance %: -0.14265%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx  Tape Value: 33.373%   Variance: 0.692%   Variance %: 0.69200%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Valuexx  Tape Value: 5/xx/2022   Variance: 60 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx  Tape Value: 10/xx/2020   Variance: 190 (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal not signed (Lvl 3) "Appraisal is available in loan file (6000802265_DiFalco_balbec -situs55 _pg#32 , and completion report _Pg#62), appraisal date is 10/xx/2020 and note date is 04/xx/2021, it was 120 days prior from note date."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Prohibited Fees Test:
Charged: $75.00                Allow : $0.00                Over by : +$75.00
Prohibited Fees Test Inclusion
Title Closing Protection Letter paid by Borrower: $75.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 10/xx/2020 shows Appraisal Fee at $525.00 ; however, Final CD dated 04/xx/2021 shows Appraisal Fee at $660.00 . This is a fee increase of $135.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject is a USDA loan of $162,939.00 which closed higher than the USDA limit of $161,105.00. As a result the loan lost guaranty from USDA and Guarantee fee will not be remitted."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock happen on 10/xx/2021, agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid Hazard Insurance Policy is missing. Loan funded on 4/xx/2021. available Hazard Policy in file reflects an effective date of 03/xx/2020 and an expiration date of 03/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7167449	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,331.86	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	48.368%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original xx

No active judgments or liens have been found against the borrower.
2nd installments county taxes of 2022 are due on 10/xx/2022 in the amount of xx
According to the payment history tape data as of 7/xx/2022, the borrower is current with the loan. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date for payment is 8/xx/2022. The P&I is in the amount of $2,818.62 and PITI is in the amount of $4,026.46. The UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of 7/xx/2022, the borrower is current with the loan. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date for payment is 8/xx/2022. The P&I is in the amount of $2,818.62 and PITI is in the amount of $4,026.46. The UPB reflected is in the amount of $xxx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is owner of the xx
The loan was originated xx . The covid-19 attestation is located atxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 4/xx/2021 |---| 70 (Days) |----| Comment: Application date reflects 7/xx/2021. Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value:xx ape Value: 803   Variance: -14   Variance %: -1.74346%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx  Tape Value:xx  Variance: -0.004%   Variance %: -0.00400%   Comment: As per final 1003 borrower income is xx nd total expenses is $4,033.27. DTI isxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2022   Tape Value: 5/xx/2022   Variance: 60 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 4/xx/2021   Variance: 70 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as 7/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 48.36%. Tape shows miscalculation of SE and W2 income may push DTI to 78.19%. The borrower was a commercial real estate broker. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.36%. The borrower’s income is $8,338.67 and total expenses are in the amount of $4,033.27 and the loan was underwritten by LP xx) and its recommendation is Accept/Eligible for a DTI of 48.%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98533131	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,576.74	06/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	28.901%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Annual county tax of year 2021/2022 has been paid in the amount of $ 1,576.74 on 12/xx/2021. No active liens and judgments have been found. No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is current with loan and the next due date for payment is 8/xx/2022. The last payment was received on 6/xx/2022 which was applied due date on 7/xx/2022. The current P&I is in the amount of $1,306.37 and current PITI is in the amount of $1,556.85 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:The loan is in performing.
According to the payment history as of 7/xx/2022, the borrower is current with loan and the next due date for payment is 8/xx/2022. The last payment was received on 6/xx/2022 which was applied due date on 7/xx/2022. The current P&I is in the amount of $1,306.37 and current PITI is in the amount of $1,556.85 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xxx
As per final application , borrower is working as an xx
No evidence found regarding damage ,repair and fb plan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Valuexx Tape Value: 12/xx/2021 |---| 26 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value:xx   Tape Value: A   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx Tape Value: 5/xx/2022   Variance: 58 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: 12/xx/2021   Variance: 26 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "moderate" since this loan failed the qualified mortgage lending policy points and fees test due to the fees charged of $9,811.20 is exceeded the fees threshold of $9,283.79 by +$527.41."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge disclosed on final CD as $160,784.50 & the calculated finance charge is $160,834.50 for an understated amount of -$50.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $1,889.20 on final CD dated 01/xx/2022. There is a total fee increased of $1,889.20 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the GSE (Fannie Mae & Freddie Mac public guidelines) QM points and fees test due to the fees charged of $9,811.20 is exceeded the fees threshold of $9,283.79 by +$527.41."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows LTV/CLTV/HCLTV calculated incorrectly. Loan amount increased from $307,063 to $320,000.00 due to change of circumstance; as a result LTV increased from 81% to 82% rendering DU ineligible. Tape also shows property is close to railroad tracks. Zillow search just shows an average residential neighborhood; tracks not noted."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41516216	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$204.80	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	35.644%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was originated on xx
No assignments have been found. Currently, the assignment is with the origina xx
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.

According to latest payment history as of 7/xx/2022, the borrower is current with the loan and the next due date is 8/xx/2022. The last payment was received on 6/xx/2022 in the amount of $805.48 which was applied for the due date 7/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $561.51 and the interest rate is 4.250%.

Collections Comments:The loan is currently in the performing and the next due date is 8/xx/2022. The last payment was received on 6/xx/2022 in the amount of $805.48 which was applied for the due date 7/xx/2022. The unpaid principal balance is reflected in the amount of $xxx The current P&I is $561.51 and the interest rate is 4.250%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 9/xx/2020, the borrower’s income was impacted by covid-19. As per the comment dated 8/xx/2021, the subject property is lxx As per the comment dated 1/xx/2021, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Currently, the borrower is working atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 10/xx/2019 |---| 35 (Days) |----| Comment: Application date is 11/xx/2019. Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: xx Tape Value: 730   Variance: -6   Variance %: -0.82191%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value:xx Variance: 1.059%   Variance %: 1.05900%   Comment: The borrower’s income is $3,165.12 and total expenses are in the amount of $xxx. So calculated DTI ratio is xx.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2022   Tape Value: 4/xx/2022   Variance: 54 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 10/xx/2019   Variance: 35 (Days)   Variance %:    Comment: Note date is 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xxx   Tape Value: xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value:xxx Tape Value: xxx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated 10/xx/2019 reflects Points - Loan Discount Fee at $29.00. However, Final CD dated 11/xx/2019 reflects Points - Loan Discount Fee at $52.50.
Initial LE dated 10/xx/2019 does not  reflect Appraisal Re-Inspection Fee. However, Final CD dated 11/xx/2019 reflects Appraisal Re-Inspection Fee at $180.00.
This is a cumulative increase in fee of $203.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject is a USDA loan of xx00 which closed with a higher loan amount than the USDA limit of $xx and borrower refused to sign modification."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59911989	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,170.20	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	44.712%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 06/xx/2022, the borrower is current with the loan. The last payment was received on 06/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,290.92 and PITI is in the amount of $1,803.86. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/xx/2022, the borrower is current with the loan. The last payment was received on 06/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,290.92 and PITI is in the amount of $1,803.86. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 11/xx/2019 |---| 46 (Days) |----| Comment: Application reflects date as 1/xx/2020. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower last name asxx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: 5/xx/2022   Variance: 649 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Valuexxape Value: 11/xx/2019   Variance: 46 (Days)   Variance %:    Comment: Note reflects original note doc date as xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Application reflects purpose of refinance as limited cash-out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition addendum report is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2019 reflects Points - Loan Discount fee at $231.00. However, CD dated 1/xx/2020 reflects Points - Loan Discount fee at $1,419.12. This is an increase in fee of $1.188.12 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.71%. Tape shows undisclosed liability with Crossroads Equipment and Murphy Bank with monthly payment of $1705.00 and $1246.00. Adding them back to liabilities pushes DTI up to 87.62%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.712%, the borrower’s income is $6,947.67 and total expenses are in the amount of $3,106.46 and the loan was underwritten by xx) and its recommendation is “Approve/Eligible” with a DTI of 44.71%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2316515	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,132.52	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	690	Not Applicable	38.224%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment has been completed. The last assignment is with MERS as nominee for xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 07/xx/2022, the borrower is current with the loan. The last payment was received on 07/xx/2022, which was applied for the due date of 7/xx/2022 and the next due date for payment is 08/xx/2022.The P&I is in the amount of $584.15 and PITI is in the amount of $951.69. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/xx/2022, the borrower is current with the loan. The last payment was received on 07/xx/2022, which was applied for the due date of 7/xx/2022 and the next due date for payment is 08/xx/2022.The P&I is in the amount of $584.15 and PITI is in the amount of $951.69. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
As per the 1003, the borrower is working atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 2/xx/2020 |---| 42 (Days) |----| Comment: Final Application shows, application date is 3/xx/2020. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2022   Tape Value: 5/xx/2022   Variance: 66 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 2/xx/2020   Variance: 42 (Days)   Variance %:    Comment: Note document reflects, note date is 3/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Value:xx  Variance: 2.196%   Variance %: 2.19600%   Comment: Collateral Value used for Underwriting: $xxx Loan Amount: $xxx CLTV = xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, CD dated 03/xx/2020 reflects Appraisal Re-Inspection Fee at $180.00. This is an increase in fee of +$180.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/xx/2020- does not reflect Appraisal Re-Inspection Fee. However, CD dated 03/xx/2020 reflects Appraisal Re-Inspection Fee at $180.00. This is an increase in fee of +$180.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "This Loan Failed Revised Closing Disclosure Delivery waiting period Test due to Changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx- does not reflect Appraisal Re-Inspection Fee. However, CD dated 03/xx/2020 reflects Appraisal Re-Inspection Fee at $180.00. This is an increase in fee of +$180.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows LTV/CLTV/HCLTV calculated incorrectly. Subject is a USDA loan and closed higher than the USDA limit due to which guaranty fee not being marked as financed in Encompass."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement signed by borrower is missing from loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53732723	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,429.15	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	47.538%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender xx

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on 12/xx/2021 in the amount ofxx
According to the payment history as of 7/xx/2022, the borrower is current with the loan. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date for payment is 8/xx/2022. The P&I is in the amount of $726.10 and PITI is in the amount of $1,477.45. The UPB reflected is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 7/xx/2022, the borrower is current with the loan. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date for payment is 8/xx/2022. The P&I is in the amount of $726.10 and PITI is in the amount of $1,477.45. The UPB reflected is in the amount of $xxx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the xx
The loan was originated onxx The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 4/xx/2020 |---| 236 (Days) |----| Comment: Application Date is 11/xx/2020. Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: xx Tape Value: 758   Variance: -5   Variance %: -0.65963%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2022   Tape Value: 5/xx/2022   Variance: 60 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: 9/xx/2023   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 12.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 11/xx/2020   Tape Value: 4/xx/2020   Variance: 236 (Days)   Variance %:    Comment: Original note document date xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance is Change in rate /term. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows primary occupancy misrepresentation. Subject loan originated as OO but BWR purchased other property as OO 15 days before subject transaction. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD dated 5/xx/2020 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 47.53%. Tape shows undisclosed mortgage debt for actual primary residence with monthly payment of $2922.00 pushes DTI up to 95.81%. Unable to rely on docs in file and unable to calc ATR."
* Incorrect Property address on Note Document. (Lvl 2)     "Appraisal document dated 5/xx/2020 reflects property address as xx which is different from note property address."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.538% as the borrower’s income is $5,474.33 and total expenses are in the amount of $2,602.41 and the loan was underwritten by xx and its recommendation is “Approve/Eligible” with a DTI of 47.54%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26647054	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,807.58	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Investor	Yes	Yes	No	792	756	42.269%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was originated on xx
No assignments have been found. Currently, the assignment is with the original lender MERS as nominee for xx
First and second installments of combined taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to latest payment history as of 7/xx/2022, the borrower is current with the loan and the next due date is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $1,663.59 which was applied for the due date 7/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,235.28 and the interest rate is 2.990%.	Collections Comments:The loan is currently in the performing and the next due date is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $1,663.59 which was applied for the due date 7/xx/2022. The unpaid principal balance is reflected in the amount of $xxx The current P&I is $1,235.28 and the interest rate is 2.990%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
As per the final application, the xx
The covid-19 attestation is located at "xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 7/xx/2020 |---| 59 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: xx  Tape Value: 756   Variance: 36   Variance %: 4.76190%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: Dowse   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value:xx    Tape Value:xx  Variance: 0.405%   Variance %: 0.40500%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2022   Tape Value: 5/xx/2022   Variance: 62 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx Tape Value: 7/xx/2020   Variance: 57 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is -$4,550.40 and annual payments (Debt Service) are $19,373.76 and the debt service cover ratio (DSCR) is -0.23 which is less than 1. Operating income sheet is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows SE income misrepresentation and miscalculation which push DTI up to xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45091060	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,938.82	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	38.466%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx
No assignments have been found. Currently, the mortgage is with the original lender xx
There is a prior UCC judgment against the borrower in the xx
There are 2 UCC judgments against the borrower in the xx
County annual taxes for the year of 2021 have been paid in the amount of $1,938.82 on 11/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of 7/xx/2022, the borrower is current with the loan and the next due date is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $1,624.55 which was applied for the due date 7/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $1,306.37 and the interest rate is 2.750%.	Collections Comments:The loan is currently in the performing and the next due date is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $1,624.55 which was applied for the due date 7/xx/2022. The unpaid principal balance is reflected in the amount of $xxx The current P&I is $1,306.37 and the interest rate is 2.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 2/xx/2021, the subject property type is rental property. The reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed.
As per the final application, the borrowerxx.
The covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value:xx Tape Value: 7/xx/2020 |---| 93 (Days) |----| Comment: Application date is 10/xx/2020. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Valuexx   Tape Value: xx Variance: 6.407%   Variance %: 6.40700%   Comment: DTI isxx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: 5/xx/2022   Variance: 61 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 7/xx/2020   Variance: 92 (Days)   Variance %:    Comment: Note date is 10/xx/2020.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Property address is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed complianceease delivery and timing test for revised CD dated 10/xx/2020. Document tracker is missing and 3 business days were added to get receipt date 11/xx/2020 which is after the consummation date 10/xx/2020.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $13,860.00 exceeds fees threshold of $9,339.70 over by +$4,520.30.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) $5,600.00
Points - Loan Discount Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $13,860.00 exceeds fees threshold of $9,339.70 over by +$4,520.30.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) $5,600.00
Points - Loan Discount Fee paid by Borrower: $xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.466%. Tape shows SE and rental income miscalculation. Recalculated income of $1,405.84 pushes DTI up to 219.73%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 10/xx/2020. Notary's signature date on the Deed of Trust is 10/xx/2020. Note date is xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31318691	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,781.89	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	50.537%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original xx
There is an ECB lien against the borrower in the favor of xx which was recorded on xx
There is prior to subject mortgage credit card judgment against the borrower in xx

1st, 2nd, 3rd and 4th installments combined taxes of 2023 are due in the amount of $4,781.89.
There is an utilities charges of 2022 have been delinquent in the amount of $226.26 and good through as of 6/xx/2022.
According to the payment history as of 6/xx/2022, the borrower is current with the loan. The last payment was received on 6/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date for payment is 8/xx/2022. The P&I is in the amount of $2,016.70 and PITI is in the amount of $2,819.08. The UPB reflected is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 6/xx/2022, the borrower is current with the loan. The last payment was received on 6/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date for payment is 8/xx/2022. The P&I is in the amount of $2,016.70 and PITI is in the amount of $2,819.08. The UPB reflected is in the amount of $xxx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower isxx
The loan was originated on xx. The covid-19 attestation is located atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 8/xx/2020 |---| 111 (Days) |----| Comment: Application date is 12/xx/2020. Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: xx   Tape Value: 752   Variance: -12   Variance %: -1.59574%   Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx Tape Value: 4/xx/2022   Variance: 658 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: 11/xx/2025   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx  Tape Value: 8/xx/2020   Variance: 111 (Days)   Variance %:    Comment: Note date isxx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Application reflects purpose of refinance as limited cash-out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 50.53%. Tape shows undisclosed mortgage payment of $104 pushes DTI up to 50.63%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.537% as the borrower’s income is $9,294.73 and total expenses are in the amount of $4,697.32 and the loan was underwritten by xx and its recommendation is “Out of Scope” with a DTI of 50.54%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64584237	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,464.90	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	35.184%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently the subject loan is with xx

No active judgments or liens have been found.

1st combined taxes of 2021/2022 have been paid in the amount ofxx

2nd combined taxes of 2021/2022 have been paid in the amount of xx

No prior year delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower is currently performing and the next due date for payment is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $2,374.55 which was applied for due date 06/xx/2022. The current P&I is in the amount of $1,879.72 and current PITI is in the amount of $2,374.55 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing.

According to the payment history as of 06/xx/2022, the borrower is currently performing and the next due date for payment is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $2,374.55 which was applied for due date 06/xx/2022. The current P&I is in the amount of $1,879.72 and current PITI is in the amount of $2,374.55 with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xxx

Borrower has been working at “xx

The covid-19 attestation is available at xx

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update: -
 There was no additional changes in the latest comments.
 The collection comments are available from 9/xx/2022 to 2/xx/2024. The collection comments are missing from 3/xx/2022 to 8/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value:xx Tape Value: 10/xx/2020 |---| 36 (Days) |----| Comment: Application date as 11/xx/2020. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Borrower last name as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Valuexx  Tape Value: 4/xx/2022   Variance: 48 (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 10/xx/2020   Variance: 36 (Days)   Variance %:    Comment: Original note doc date as xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $15,312.84 exceeds fees threshold of $13,772.61 over by $1,540.23.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect)xx
Points - Loan Discount Fee paid by Borrower: $4,857.84.

Loan fails qualified mortgage lending policy points and fees test due to fees chargedxx exceeds fees threshold of xx  over by $xx
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) $9,360.00
Points - Loan Discount Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2020 reflects Points - Loan discount fee at $3,093. However, CD dated 11/xx/2020 reflects Points - Loan discount fee at $4,857.84. This is an increase in fee of $1,764.84 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 35.18%. Tape shows undisclosed mortgage payment of $1939.00 pushes DTI up to 53.09%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41416817	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,679.41	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	24.465%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated onxx
No assignments have been found.
No active liens and judgments have been found.
Annual county taxes for the year of 2021 have been paid in the amount ofxx
No prior year delinquent taxes have been found.
As per the payment history as of 05/xx/2022, the borrower is making the regular payments and the next due date is 08/xx/2022. Last payment was received on 07/xx/2022 in the amount of $$2117.63. Current P&I is $1314.54 and the interest rate of 2.750%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan present status is performing.
As per the payment history as of 05/xx/2022, the borrower is making the regular payments and the next due date is 08/xx/2022. Last payment was received on 07/xx/2022 in the amount of $$2117.63. Current P&I is $1314.54 and the interest rate of 2.750%. The new UPB is reflected in the amount of $xxx
Currently, the borrower is working at xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Update:
As per the comment dated 10/xx/2023, wants to sell the house.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 10/xx/2020 |---| 77 (Days) |----| Comment: Application date is 1/xx/2021. Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value:xx Tape Value: 761   Variance: -3   Variance %: -0.39421%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value:xx   Tape Value: 37.165%   Variance: -xx ariance %: -12.70000%   Comment: DTI is 24.465%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 5/xx/2022   Variance: 658 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: 12/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 10/xx/2020   Variance: 77 (Days)   Variance %:    Comment: Note date is 1/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Application reflects purpose of refinance as limited cash-out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to Fees charged $10,761.24 exceeds fees threshold of $9,600.48 over by +$1,160.76.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $9,257.50
Points - Loan Discount Fee paid by Borrower: $1,503.74"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2020 reflects Appraisal fee at $470.00. However, CD dated 01/xx/2021 reflects Appraisal fee at $645.00. This is an increase in fee of $175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $10,761.24 exceeds fees threshold of $9,600.48 over by +$1,160.76.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $9,257.50
Points - Loan Discount Fee paid by Borrowerxx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 24.46%. Tape shows undisclosed xx, undisclosed xx Intl installment loan $2328 and SE income miscalculation (used $12.8K, should be $11.4K) pushes DTI up to 57.57%. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69208130	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,468.06	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	801	Not Applicable	22.579%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently the subject loan is with xx
No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount oxx

No prior year delinquent taxes have been found.
According to payment history as of 7/xx/2022, the borrower is current with the loan and the next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $1,756.71 which was applied for due date 7/xx/2022. The current P&I is in the amount of $1,123.68 and current PITI is in the amount of $1,756.71 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 7/xx/2022, the borrower is current with the loan and the next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $1,756.71 which was applied for due date 7/xx/2022. The current P&I is in the amount of $1,123.68 and current PITI is in the amount of $1,756.71 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: 12/xx/2020 Tape Value: 11/xx/2020 |---| 34 (Days) |----| Comment: Application date is 12/xx/2020. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower's middle name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower's first name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower's last name is xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2022   Tape Value: 5/xx/2022   Variance: 60 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 12/xx/2020   Tape Value: 11/xx/2020   Variance: 34 (Days)   Variance %:    Comment: Note date is 12/xx/2020.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: $9,817.67 Fees Threshold: $8,075.54 over by +$1,742.13. The following fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $5,505.00
Points - Loan Discount Fee paid by Borrower: $3,217.67"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 11/xx/2020 reflects Points - Loan Discount Fee at $465.00. However, Final CD dated 12/xx/2020 reflects Points - Loan Discount Fee at $2,752.67. This is increase of charges by +$2,752.67 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged: $9,817.67 Fees Threshold: $8,075.54 over by +$1,742.13. The following fees were included in the test:
Administration Fee paid by Borrower: $1,095.00
Mortgage Broker Fee (Indirect) $5,505.00
Points - Loan Discount Fee paid by Borrower: $3,217.67"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan does not meet FL limited condo requirement of LTV less than xx. Also, HOA does not budget for reserves of 10% due to appraisal value is less than sales price."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75196270	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,987.99	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	762	Not Applicable	15.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/xx/2022, the subject mortgage was oxx
There are code enforcement lien and prior mortgage.
The code enforcement lien was recorded on 05/xx/2022 for the amount of $0.00 xx
The prior mortgage was originated on 11/xx/2019 for the amount of $xx withxx
Taxes for the year 2023 will be due on 04/xx/2023 for the amount of $xx prior year tax delinquency has been found.
According to the payment history as of 07/xx/2022, the borrower is regular with the payment and the next due date is 08/xx/2022. The last payment was received on 07/xx/2022 for the amount of $2332.28(PITI). The monthly P&I is in the amount of $1696.37 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.
Collections Comments:The current status of the loan is performing. According to the payment history as of 07/xx/2022, the borrower is regular with the payment and the next due date is 08/xx/2022. The last payment was received on 07/xx/2022 for the amount of $2332.28(PITI). The monthly P&I is in the amount of $1696.37 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xxx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value:xx Tape Value: 11/xx/2020 |---| 384 (Days) |----| Comment: NA. Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value:xx  Tape Value: 703   Variance: 59   Variance %: 8.39260%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx Tape Value: 14.913%   Variance: 0.845%   Variance %: 0.84500%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 5/xx/2022   Variance: 640 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: 11/xx/2020   Variance: 384 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Tape shows AUS finding report is missing or defective since updated post-closing AUS/DU report is out-of-scope due to legacy format. The subject is a 2 unit Attached but DU was run as a 2 unit Detached."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56569172	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,652.97	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Investor	Yes	Yes	No	741	771	47.796%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated 6/xx/2022 the subject mortgage was recorded xx
No active judgments/liens have been found against the subject property/owner/borrower.
The combined taxes for 2022 have been paid off in the amount of $1,326.49.
The combined taxes for 2022 are due in the amount of $1,326.48.
No prior delinquent taxes have been found.
As per review of latest payment history as of 7/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 6/xx/2022 in the amount of $1,136.33 with interest rate of 3.50% and P&I $898.09 for the due date of 06/xx/2022. The next due date is 7/xx/2022. The latest payment history reflects the UPB in the amount of $xx.
Collections Comments:Loan is performing,
As per review of latest payment history as of 7/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 6/xx/2022 in the amount of $1,136.33 with interest rate of 3.50% and P&I $898.09 for the due date of 06/xx/2022. The next due date is 7/xx/2022. The latest payment history reflects the UPB in the amount of $xxx
No visible damages/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.
As per final 1003, borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 11/xx/2020 |---| 54 (Days) |----| Comment: Updated as per final 1003. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value:xx   Tape Valuexx   Variance:    Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: 49.965%   Variance: -2.169%   Variance %: -2.16900%   Comment: Updated as per 1008.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx Tape Value: 5/xx/2022   Variance: 641 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx Tape Value: 11/xx/2020   Variance: 53 (Days)   Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Updated as per note. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating loss is $3,097.56 and annual payments (Debt Service) are $13,874.64 and their debt service cover ratio (DSCR) is 0.22 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. Tape shows other undisclosed mortgage payments of $1,285 and REO monthly payments miscalculated and not included in DTI. Revised income may push DTI to 55.46%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91863793	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,833.99	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.000%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	790	772	13.779%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated 6/xx/2022 the subject mortgage was recordedxx
No active judgments/liens have been found against the subject property/owner/borrower.
The county taxes for 2021 have been paid off in the amount of $3,056.92.
The city taxes for 2021 are paid off in the amount of $777.07.
No prior delinquent taxes have been found.
As per review of latest payment history as of 7/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 7/xx/2022 in the amount of $2,063.26 with interest rate of 2.00% and P&I $1,476.85 for the due date of 07/xx/2022. The next due date is 8/xx/2022. The latest payment history reflects the UPB in the amount of $xx.
Collections Comments:Loan is performing.
As per review of latest payment history as of 7/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 7/xx/2022 in the amount of $2,063.26 with interest rate of 2.00% and P&I $1,476.85 for the due date of 07/xx/2022. The next due date is 8/xx/2022. The latest payment history reflects the UPB in the amount of $xxx
No visible damages/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.
As per final 1003, borrower is an owner xx
The comment dated 6/xx/2021 shows that subject property is occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value:xx Tape Value: 11/xx/2020 |---| 27 (Days) |----| Comment: Application date is 12/xx/2020 Tape Source: Initial Tape Type:
Field: B1 Credit Score   Loan Value: xx Tape Value:xx   Variance: 1   Variance %: 0.12674%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 5/xx/2022   Variance: 641 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 12/xx/2020   Tape Value: 11/xx/2020   Variance: 27 (Days)   Variance %:    Comment: Note date is 12/xx/2020   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per application is limited cash out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with No Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2020 reflects Loan Origination Fee at $4,500.00. However, CD dated 12/xx/2020  reflects Loan Origination Fee at $4,590.00. This is an increase in fee of +$90.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS/DU is ineligible due to increase in loan amount after CTC and due to excessive cash back of $2,168.83 for a limited cash-out refinance. Also, PIW is lost."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76580175	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$13,684.08	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	31.918%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/xx/2022, the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of $13,684.08. No prior year tax delinquency has been found.
According to the payment history as of 06/xx/2022, the borrower is regular with the payment and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 for the amount of $5729.26(PITI). The monthly P&I is in the amount of $4407.98 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/xx/2022, the borrower is regular with the payment and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 for the amount of $5729.26(PITI). The monthly P&I is in the amount of $4407.98 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xxx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 12/xx/2020 |---| 65 (Days) |----| Comment: As per Final application date is 2/xx/21. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -19.306%   Variance %: -19.30600%   Comment: The borrower’s income is $25,976.76 and total expenses are in the amount of $7,971.23. So calculated DTI ratio is 30.686%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx  Tape Value: 5/xx/2022   Variance: 31 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 2/xx/2021   Tape Value: 12/xx/2020   Variance: 65 (Days)   Variance %:    Comment: Note document reflects note date isxxTape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: As per note documents Property address xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as NOO. Loan recharacterized as OO as personal debts of $3,587.00 were paid at closing."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Subject approved as NOO. Tape shows personal debts paid at closing recharacterize loan to OO and AUS in file shows approve/ineligible at 51%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance ease delivery and timing test for revised closing disclosure dated 02/xx/2021. Document tracker is missing and 3 business days were added to get receipt date 02/xx/2021 which is after the consummation date 02/xx/2021."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91239970	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,301.01	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	26.362%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated 6/xx/2022 shows that subject mortgage was originated on xx
No assignment of mortgage has been found. The mortgage is currently with original xx
No active judgment or liens have been found.
Property taxes of 2021-22 are due on 10/xx/2022 in the amount of $2301.01. The last installment was paid on 6/xx/2022.
Payment history as of 7/xx/2022 shows that loan is performing and next payment due date is 8/xx/2022. The last payment was made on 7/xx/2022 in the amount of $2515.87 which was applied for the due date of 7/xx/2022. The current UPB is $xx, interest rate is 2.625% and P&I is $1774.29.	Collections Comments:According to available servicing comments, the loan is performing and next payment due date is 8/xx/2022. The last payment was made on 7/xx/2022 in the amount of $2515.87.
No evidence of Covid impact on borrower's income has been noted since origination.
No FC action has been noted.
No evidence of damage or repair has been noted.
Tape data states that loan referred for refinance. However, collection comment dated 3/xx/2022 states that refinance was refused by borrower.
As per loan application, the borrower is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value:xx Tape Value: 1/xx/2021 |---| 36 (Days) |----| Comment: Final application shows application date is 2/xx/21. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value: 5/xx/2022   Variance: 60 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: 3/xx/2028   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx   Variance: 36 (Days)   Variance %:    Comment: Note document reflects Note date is xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed Lender Credits That Cannot Decrease Test Initial LE dated 1/xx/2021 reflects Non-specific lender credit at $4,643.00. However, Final CD dated 2/xx/21 reflects Non-specific lender credit at $2,434.04. This is decrease of -$2,208.96 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows Homeownership education certificate is missing and file underwritten with incorrect purchase price of xx actual isxx  once update the revised LTV increased toxx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98145173	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$5,298.08	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	44.268%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated 6/xx/2022 shows that subject mortgage was originated on xx
No assignment of mortgage has been found. The mortgage is currently with originalxx
No active judgment or liens have been found.
Property taxes of 2021-22 have been paid in the total amount ofxx The last installment was paid on 4/xx/2022 in the amount of xx
Payment history as of 6/xx/2022 shows that loan is performing and next payment due date is 7/xx/2022. The last payment was made on 6/xx/2022 in the amount of $2045.41 which was applied for the due date of 6/xx/2022. The current UPB is $xx, interest rate is 2.625% and P&I is $1409.79.	Collections Comments:According to available servicing comments, the loan is performing and next payment due date is 7/xx/2022. The last payment was made on 6/xx/2022 in the amount of $2045.41.
No evidence of Covid impact on borrower's income has been noted since origination.
No FC action has been noted.
No evidence of damage or repair has been noted.
As per loan application, the borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 1/xx/2021 |---| 35 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx   Tape Value: 5/xx/2022   Variance: 26 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 1/xx/2021   Variance: 34 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised closing disclosure delivery date test for closing disclosure dated 03/xx/2021 and document tracker reflects delivery date as 03/xx/2021 which is after consummation date 03/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 1/xx/2021 reflects  Points - Loan Discount fee  at $523.00. However, CD dated 3/xx/2021 reflects Points - Loan Discount fee at $891.54. This is an increase in fee of $368.54 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 44.26%. Tape shows undisclosed Golden West auto payment of $866 not included in DTI may raise to DTI of 61.69%. Unable to rely on document in file and unable to calculation ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.268% as the borrower’s income is $4,857.08 and total expenses are in the amount of $2,150.14 and the loan was underwritten by xx ) and its recommendation is Approve/Eligible with a DTI of 44.27%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 03/xx/2021. Notary's signature date on the mortgage/deed of trust is 03/xx/2021. Note date is 03/xx/2021."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11247136	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,788.10	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	21.037%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx
No assignments have been found.
No active liens and judgments have been found.
Annual county taxes for the year of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.

As per the payment history as of 07/xx/2022, the borrower is making the regular payments and the next due date is 08/xx/2022. Last payment was received on 07/xx/2022 in the amount of $600.79 with an interest rate of 3.00%. The new UPB is reflected in the amount of $xx	Collections Comments:The loan present status is performing.
As per the payment history as of 07/xx/2022, the borrower is making the regular payments and the next due date is 08/xx/2022. Last payment was received on 07/xx/2022 in the amount of $600.79 with an interest rate of 3.00%. The new UPB is reflected in the amount of $xxxThe loan was not modified since origination.
Currently, the borrower xx
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value:xx Tape Value: 2/xx/2021 |---| 36 (Days) |----| Comment: As per final 1003 application date reflects 3/xx/2021. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: 0.012%   Variance %: 0.01200%   Comment: As per final 1003 borrower income is $8,323.54 and total expenses is $1,751.01. DTI is xx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2022   Tape Value: 5/xx/2022   Variance: 60 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 3/xx/2021   Tape Value: 2/xx/2021   Variance: 36 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as 3/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows file underwritten and CTC with value verify appraisal not offered by DU traditional appraisal dated after note date."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5123803	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,914.18	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	40.404%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was originated xx

The chain of assignment has been completed. Currently, the assignment is withxx
No active judgments or liens have been found.

Combined annual taxes of 2021-2022 have been paid in the amount of $15,914.18 on 2021-2022.

No prior year delinquent taxes have been found.	According to the payment history as of 7/xx/2022, the loan is currently performing and the next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $2,765.12 which was applied for due date 7/xx/2022. The current P&I is in the amount of $2,765.12, and current PITI is in the amount of $2,765.12 with an interest rate of 3.125% The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022, the loan is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,765.12 which was applied for due date 5/xx/2022. The current P&I is in the amount of $2,765.12, and current PITI is in the amount of $2,765.12 with an interest rate of 3.125% The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: MI is not required. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx  Tape Value: 8/xx/2021   Variance: 914 (Days)   Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 49.800%   Variance: -0.002%   Variance %: -0.00200%   Comment: Collateral Value used for Underwriting: $xxx Loan Amount: $xxx LTV = xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final Application and Final CD reflect Change in Rate/Term. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows borrower is delinquent at or before delivery. No further details are available in the file."
																																																																																							* Missing Required Disclosures (Lvl 3) "Operating income worksheet is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59341147	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,596.04	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	25.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated onxx and recorded xx in the amount of $ xx with lxx
The chain of assignment is completed.
Annual combined taxes of the 2021/2022 have been paid in the amount of xx on 01/xx/2022.
No prior year delinquent taxes and annually taxes have been found.
No active liens and judgments have been found.

According to the payment history as of 7/xx/2022, the borrower is current with the loan and the next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 which was applied due date on 7/xx/2022. The current P&I is in the amount of $2,754.20 and current PITI is in the amount of $3,591.31 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:The loan is in performing.
According to the payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 which was applied due date on 7/xx/2022. The current P&I is in the amount of $2,754.20 and current PITI is in the amount of $3,591.31 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xxx
As per final application , borrower xx
No evidence has been found regarding damage, repair and covid-19.
No comments have been founds regarding fb plan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 3/xx/2021 |---| 26 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: update as per note.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 5/xx/2022   Variance: 641 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 3/xx/2021   Tape Value: 3/xx/2021   Variance: 26 (Days)   Variance %:    Comment: update as per note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: update as per FCD. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows PIW eligibility lost due to address change post-closing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62926545	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,330.58	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.118%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 06/xx/2022, the subject mortgage was originated xx No assignment has been found. The subject mortgage is with thexx The annual county taxes for the year of 2021 have been paid in the amount of $1,330.56. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to payment history as of 7/xx/2022, the borrower is current with the loan and the next due date for the payment is 8/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,100.50. The current P&I is $775.25 & PITI is $1,100.50. The stated current rate is 2.750%. The UPB amount is $xx.	Collections Comments:The loan is currently in performing. According to payment history as of 7/xx/2022, the borrower is current with the loan and the next due date for the payment is 8/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,100.50. The current P&I is $775.25 & PITI is $1,100.50. The stated current rate is 2.750%. The UPB amount is $xxx As per 1003, borrower is xx There is no post-origination bankruptcy record. No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments. The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value:xx|---| 28 (Days) |----| Comment: Tape shows application date as 4/xx/2021 but as per application document it is 5/xx/2021. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.118%   Tape Value: 42.903%   Variance: 0.215%   Variance %: 0.21500%   Comment: Tape shows DTI as 42.903% but as per calculation it is 43.118%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2022   Tape Value: 4/xx/2022   Variance: 70 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Value: $xx   Variance: $xx   Variance %: 1.01010%   Comment: Tape shows original balance as xx  but as per note document it is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 5/xx/2021   Tape Value:xx   Variance: 28 (Days)   Variance %:    Comment: Tape shows note date as xx but as per note document it is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: xx   Variance: 7.010%   Variance %: 7.01000%   Comment: Tape shows LTV asxx but as per calculation it is 101.01%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraised value is less than loan amt. (Lvl 3) "Appraised value is $188,000.00 less than loan amount $189,899.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 04/xx/2021 shows Points - Loan Discount Fee at $214.00; however, Final CD dated 05/xx/2021 shows Points - Loan Discount Fee at $265.86. This is a fee increase of $51.86 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan closed with higher loan amount of $189,899 than approved by USDA limit of $189,898. As a result, the loan lost guaranty from USDA."
* LTV / CLTV xx% (Lvl 3)     "As per Uniform Appraisal report the appraised value is $188,000.00. However, the loan amount is $189,899.00. Therefore LTV / LTV xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject is purchase case. However Final CD reflects Cash to in the amount of $xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Reimbursement Amount Validation Test failed and Consummation or Reimbursement Date Validation Test failed."
* Purchase price is < original balance (Lvl 2)     "Purchase price is $xx which is less than loan amount of xx."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.118%, the borrower’s income was $3,870.00 and total expenses are in the amount of $1,668.64 and the loan was underwritten by GUS (xx) and its recommendation is “Accept/Eligible” with a DTI of 43.1174%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51752517	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,395.41	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	37.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2022, the subject mortgage was originated xx
The chain of assignment has been completed. The current assignment is with original lender.
No active liens and judgments have been found.
The 1st half county taxes of 2021 have been paid in the amount of $1,395.41.
According to the payment history as of 7/xx/2022, the borrower is current with the loan. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022. The next due date for payment is 8/xx/2022. The current UPB is $xx.Current p&I is $531.22 with interest rate 3.00%.	Collections Comments:The loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022. The next due date for payment is 6/xx/2022. The current UPB is $xxx
The loan has not been modified since origination.
At the time of origination, the borrower was retired from 2 years.
The collection comment does not reflect any damage to the subject property.

Update:
As per the comment dated 12/xx/2022, there is a payment dispute.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: 7/xx/2021 Tape Value: 6/xx/2021 |---| 22 (Days) |----| Comment: Application date 7/xx/2021. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: xx    Variance: 642 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx  Tape Value: xx  Variance: 22 (Days)   Variance %:    Comment: Note date is 7/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property axx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test for closing disclosure dated 7/xx/2021 and document tracker reflects delivery date as 7/xx/2021 which is after consummation date 7/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is conventional purchase. Tape shows homeowner's education certificate is missing & referred for refinance."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13074658	xx	xx			561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,499.44	06/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No			46.846%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

As per updated title report 6/xx/2022, the subject mortgage was recorded on xx
The chain of assignment is complete.
No active judgments/liens have been found against the subject property/owner/borrower.
The combined taxes for 2021 have been paid off $2,499.44.
No prior delinquent taxes have been found.
The first payment date isxx. As per review of latest payment history as of 7/xx/2022 the borrower is performing with the loan. The last payment was received on 6/xx/2022 in the amount of $918.47 with interest rate of 4.50% and P&I $602.96 for the due date of 06/xx/2022. The next due date is 7/xx/2022. The latest payment history reflects the UPB in the amount of $xx.	Collections Comments:The first payment date is 6/xx/2022. As per review of latest payment history as of 7/xx/2022 the borrower is performing with the loan. The last payment was received on 6/xx/2022 in the amount of $918.47 with interest rate of 4.50% and P&I $602.96 for the due date of 06/xx/2022. The next due date is 7/xx/2022. The latest payment history reflects the UPB in the amount of $xxx
No visible damages/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.
As per final 1003, borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 4/xx/2022 Tape Value: 1/xx/2022 |---| 85 (Days) |----| Comment: Final application reflects application date is 4/xx/2022. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies, Lender doesn't require Mortgage Insurance Certificate.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: 1/xx/2022 Variance: 85 (Days) Variance %: Comment: Original Note documents reflects note date is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows loan did not meet the DU requirement of 2 Year tax return for SE borrower. AUS cannot be resubmitted after note date."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14626337	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,990.56	06/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	45.672%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/xx/2022, the subject mortgage was originated xx
There are 2 prior civil judgments.
The first was recorded on xx  for the amount ofxx  in the favor of xx
The second was recorded on xx  for the amount of xx  in the favor of xx
Annual taxes for the year 2021 have been paid for the amount of $2990.56. No prior year tax delinquency has been found.
According to the payment history as of 06/xx/2022, the borrower is regular with the payment and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 for the amount of $1242.32(PITI). The monthly P&I is in the amount of $803.85 with an interest rate of 4.375%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/xx/2022, the borrower is regular with the payment and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 for the amount of $1242.32(PITI). The monthly P&I is in the amount of $803.85 with an interest rate of 4.375%. The current UPB is reflected in PH for the amount of $xxx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: 4/xx/2022 Tape Value: 1/xx/2022 |---| 85 (Days) |----| Comment: Application dated on 04/xx/2022. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value:xx Variance: 85 (Days) Variance %: Comment: Note document dated on xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows loan did not meet the DU requirement of 2-Year tax return for SE borrower. AUS cannot be resubmitted after Note date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36205556	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No			21.659%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per updated title report 6/xx/2022, the subject mortgage was recorded xx
The chain of assignment is complete.
No active judgments/liens have been found against the subject property/owner/borrower.
The county taxes for 2022 have been paid off.
No prior delinquent taxes have been found.

As per review of latest payment history as of 7/xx/2022 the borrower is performing with the loan. The last payment was received on 7/xx/2022 in the amount of $1,042.03 with interest rate of 3.625% and P&I $755.22 for the due date of 07/xx/2022. The next due date is 8/xx/2022. The latest payment history reflects the UPB in the amount of $xx.	Collections Comments:Loan is performing,
As per review of latest payment history as of 7/xx/2022 the borrower is performing with the loan. The last payment was received on 7/xx/2022 in the amount of $1,042.03 with interest rate of 3.625% and P&I $755.22 for the due date of 07/xx/2022. The next due date is 8/xx/2022. The latest payment history reflects the UPB in the amount of $xxx
No visible damages/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.
As per final 1003, borrower is working at xx
Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: 8/xx/2020 Tape Value: 6/xx/2020 |---| 52 (Days) |----| Comment: Seller tape data shows application date as 6/xx/2020. However, final application reflects as 8/xx/2020. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx  Tape Value:xx    Variance:    Variance %:    Comment: Borrower #1 middle name is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value:xx Tape Value:xx  Variance:    Variance %:    Comment: Seller tape data shows borrower last name as xx However, note reflects as xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage Insurance certificate is not required.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx Tape Value: xx   Variance: 645 (Days)   Variance %:    Comment: Last payment received date is 5/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: 6/xx/2020   Variance: 52 (Days)   Variance %:    Comment: Seller tape data shows note date as 6/xx/2020. However, note reflects as 8/xx/2020.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the xx  and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan closed with PIW; however, DU was never approved a PIW. Interior and exterior full appraisal required on the property. Redfin search shows subject is average condition townhouse type unit."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97494823	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,330.04	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.443%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was xx
No assignments have been found.
No active liens and judgments have been found.
First and second combined installment taxes for the year of 2021 have been paid in the amount of $4330.04.
No prior year delinquent taxes have been found.
As per the payment history as of 06/xx/2022, the borrower is making the regular payments and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $2572.19. Current P&I is $1914.91 and the interest rate of 3.250%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan present status is performing.
As per the payment history as of 06/152022, the borrower is making the regular payments and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $2572.19. Current P&I is $1914.91 and the interest rate of 3.250%. The new UPB is reflected in the amount of $xxx
The loan was not modified since origination.
Currently, the borrower xx
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: 9/xx/2020 Tape Value: 7/xx/2020 |---| 62 (Days) |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2022   Tape Value: 5/xx/2022   Variance: 30 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 9/xx/2020   Tape Value: 7/xx/2020   Variance: 62 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.44%. The borrower’s income is $5,304.17 and total expenses are in the amount of $2,410.39 and the loan was underwritten by LP xx and its recommendation is Caution for a DTI of 45.44%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27021021	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,776.44	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	26.189%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 6/xx/2022 shows that the mortgage was originated xx
The chain of assignment is missing. However, it should be assigned with xx
The first and second installments of combined taxes for the year of 2021 have been paid in the amount of $2388.22 each respectively.

The review of the payment history shows that the borrower is current with the loan and the next due date is for 8/xx/2022. The last payment was received on 7/xx/2022, in the amount of $1,129.35, which was applied for 7/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $1,129.35 and PITI is $1,608.80, with the interest rate of 3.5%.

Collections Comments:The borrower is current with the loan and the next due date is for 8/xx/2022. The last payment was received on 7/xx/2022, in the amount of $1,129.35, which was applied for 7/xx/2022. The UPB stated in the payment history is $xxx The Current P&I is $1,129.35 and PITI is $1,608.80, with the interest rate of 3.5%.
The property occupancy is unavailable. No damage or repair to the property has been found.
The borrower is xx
The covid attestation is available in the loan file xx

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 26.189% Tape Value: 42.873% |---| -16.684% |----| -16.68400% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $00.00 + Hazard Insurance $00.00 + Flood Insurance $00 + MI $00 + HOA Dues $00 ) equals $100.00 and All Other Monthly payments are $2,182.00. The Borrowers Total Monthly income Verified as $10,080.83. Hence, Post-Close DTI per 1003 is 26.189%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 5/xx/2022   Variance: 666 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Value: 46.100%   Variance: 0.047%   Variance %: 0.04700%   Comment: Collateral value used for underwriting $xxxLOan Amountxx. LTV=xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final CD reflects cash from in the amount of $xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows borrower is delinquent at or before delivery. No further details are available in the file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76478716	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,454.28	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	35.025%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the updated title report dated 6/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. The current assignment is with original lender. It should be with xx
No active liens and judgments have been found.
The combined taxes of 2021 have been paid in the amount of $4,454.28.
According to the payment history as of 7/xx/2022, the borrower is current with the loan. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022. The next due date for payment is 8/xx/2022. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022. The next due date for payment is 8/xx/2022. The current UPB is $xxx
The loan has not been modified since origination.
At the time of origination, the borrower was owner of xx
The collection comment does not reflect any damage to the subject property.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was originated on xx. The borrower has paid payment for xx. Later, there is a principal adjustment which shows UPB has been adjusted from $xx to $xx and due date changed from 7/xx/2021 to 4/xx/2022. Unable to determine whether it is principal forgiven or not. The current UPB is $xx.	Field: Borrower DTI Ratio Percent Loan Value: 35.025% Tape Value: 36.627% |---| -1.602% |----| -1.60200% Comment: Update as per AUS. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies, Lender doesn't require Mortgage Insurance Certificate.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 5/xx/2022   Variance: 639 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: xx   Variance: xx Variance %: -xx    Comment: Collateral Value used for Underwriting: $xxx Loan Amount: $xxx CLTV = xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per Tape data, Purpose of Refinance is No Cash out. However, Final Application documents reflects as Limited Cash Out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 5/xx/2041 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "The net operating income is $17,283.84 and annual payments (Debt Service) are $20,177.16 and their debt service cover ratio (DSCR) is 0.86 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98581204	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,845.68	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.214%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2022, the subject mortgage was originated xx

There is no chain of assignment as the subject mortgage is with the original lender xx

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on 10/xx/2021 in the amount of xx
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $709.34 and PITI is in the amount of $1,093.75. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $709.34 and PITI is in the amount of $1,093.75. The UPB reflected as per the payment history is in the amount of $xxx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working xx
The loan was originated on xx. The covid-19 attestation is located at xx

Update: -
Collection comment dated 1/xx/2024 states that the subject property was damaged such as roof. There are no evidences to confirm the exact cost and current status of repairs.
The collection comments are available from 8/xx/2022 to 2/xx/2024. The collection comments are missing from 3/xx/2022 to 7/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 49.214% Tape Value: 61.350% |---| -12.136% |----| -12.13600% Comment: Final appication reflects borrower DTI ratio percent as 49.214%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 91.574% Tape Value: 90.000% Variance: 1.574% Variance %: 1.57400% Comment: Collateral Value used for Underwriting: $xxx Loan Amount: $xxx CLTV = 91.574%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "CE risk indicator is "moderate" since this loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe harbor threshold test since an APR (4.683%) exceeded APOR (4.560%) by 0.123% & APR threshold is 4.560%. HPML disclosure signed by the borrower is missing from the loan file and the subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge disclosed on final CD as $116,121.51 & the calculated finance charge is $127,312.93 for an understated amount of -$11,191.42.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 4.682%. The disclosed APR of 4.400% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

3. Loan failed the TRID total of payments test. Total of payments disclosed on final CD as  $276,085.36 & the calculated total payments as $287,273.65 for an understated amount of -$11,188.29.

4. This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date (10/xx/2021) is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date (11/xx/2021)."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49%. Tape shows gift funds were not verified; used $6700 but only verified $2K and AUS came back as refer/ineligible. Tape also shows DTI 61%. Further details not provided. Unable to calc ATR."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "This loan failed the higher-priced mortgage loan test since an APR (4.683%) exceeded APOR (4.560%) by 0.123% & APR threshold is 4.560%. HPML disclosure signed by the borrower is missing from the loan file and the subject loan is escrowed."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96733008	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,112.98	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	Yes	30.101%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/xx/2022, the subject mortgage was originated xx
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $3112.98. No prior year tax delinquency has been found.
According to the payment history as of 05/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of $2067.17(PITI). The monthly P&I is in the amount of $1700.79 with an interest rate of 4.00%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of $2067.17(PITI). The monthly P&I is in the amount of $1700.79 with an interest rate of 4.00%. The current UPB is reflected in PH for the amount of $xxx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The subject borrower xx  The covid-19 attestation is located at "xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 30.101% Tape Value: 30.000% |---| 0.101% |----| 0.10100% Comment: As per tape data, Post Close DTI is 30.000%. However Final Application documents reflects as 30.315%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject Property Type is High Risk Condo (>=9 Stories). Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows subject property is a non-warrantable Condo and does not meet FNMA condo guidelines. Subject is a condotel at the vacation renta xx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84196753	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,208.26	06/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	32.589%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated xx
No chain of assignment found.
No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of $7208.26 on 3/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower is regular with the payment and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 for the amount of $3225.70(PITI). The monthly P&I is in the amount of $2509.02 with an interest rate of 2.500%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/xx/2022, the borrower is regular with the payment and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 for the amount of $3225.70(PITI). The monthly P&I is in the amount of $2509.02 with an interest rate of 2.500%. The current UPB is reflected in PH for the amount of $xxx
The borrower is working xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower middle name reflects xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 32.589%   Tape Value: 32.590%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per final 1003 borrower income is $10,692.73 and total expenses is $3,484.70. DTI is 32.589%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx Tape Value: 3/xx/2022   Variance: -10 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for initial loan estimate dated 02/xx/2022 document tracker proving the delivery of initial loan estimate within 3 business days from the initial application date is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial closing disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan has low coupon due to which it is not possible to build GNMA custom. Further details are not available."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22763893	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,336.62	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.536%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was o xx
The chain of assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $2,243.16.	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $1,975.30 and PITI is in the amount of $2,400.00. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $1,975.30 and PITI is in the amount of $2,400.00. The UPB reflected is in the amount of $xxx
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx|---| |----| Comment: The Note dated xx and signed at closing, reflects the borrower #2 first Name as xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.536%   Tape Value: 49.540%   Variance: -0.004%   Variance %: -0.00400%   Comment: As per final 1003 borrower income is $7,483.04 and total expenses is $3,706.82. DTI is 49.536%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note dated xx and signed at closing, reflects the borrower first Name as xx    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value xx  Tape Value: xx  Variance: 20.000%   Variance %: 20.00000%   Comment: Collateral Value used for Underwriting: $xxx Amount of Secondary Lien(s): $0.00. Loan Amount: xx. CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 12/xx/2021   Variance: -14 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as 12/xx/2021.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2052 Tape Value: 2/xx/2052 Variance: -31 (Days) Variance %: Comment: The Note reflects the Maturity Date as 1/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 49.53%. Tape shows DTI at 59%. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.536%, the borrower’s and co-borrower's income is $7,483.04 and total expenses are in the amount of $3,706.82. Final AUS/DU report is missing from the loan documents."	* Compliance Testing (Lvl 3) "Loan failed the GSE (Fannie Mae public guidelines) QM APR Test due to APR charged: $5.710 APR Threshold: $5.410 over by +$0.300. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed the (Qualified Mortgage Lending Policy) QM Points and Fees Test due to fees charged: $11,933.00 fees threshold: $10,170.36 over by +$1,762.64.
The following fees were included in the test:

Mortgage Broker Fee paid by Borrower: $7,055.00
Points - Loan Discount Fee paid by Borrower: $3,379.00
Underwriting Fee paid by Borrower: $1,499.00"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial closing disclosure is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $11,933.00 exceeds fees threshold of $10,170.36 over by +$1,762.64.
The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $7,055.00
Points - Loan Discount Fee paid by Borrower: $3,379.00
Underwriting Fee paid by Borrower: $1,499.00"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS/DU is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage xx est due to APR calculated 5.710% exceeds APR threshold of 4.660% over by +1.050%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage APR threshold test due to APR calculated 5.710% exceeds APR threshold of 5.140% over by +0.300%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.736% exceeds APR threshold of 4.660% over by +1.076%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55990345	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,291.96	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	33.308%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originatedxx There is no chain of assignment. Currently the subject loan is with original xx c. No active judgments or liens have been found. Annual county taxes of 2021 have been paid in the amount of $2,291.96 on 11/xx/2021. No prior year delinquent taxes have been found.	According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,137.31 which was applied for due date 6/xx/2022. The current P&I is in the amount of $870.10 and current PITI is in the amount of $1,137.31 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $1,137.31 which was applied for due date 6/xx/2022. The current P&I is in the amount of $870.10 and current PITI is in the amount of $1,137.31 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xxx As per final application, the borrower xx. The loan has not been modified since origination. No foreclosure activity has been found. No post close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 25 Tape Value: 26 |---| -1 |----| -3.84615% Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: 3/xx/2020   Tape Value: 2/xx/2020   Variance: 12 (Days)   Variance %:    Comment: Appraisal reflects Original appraisal date as 3/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 3/xx/2020   Tape Value: 3/xx/2020   Variance: -5 (Days)   Variance %:    Comment: Original note reflects original note doc date as 3/xx/2020.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 33.30%. Tape shows borrower not employed at closing may push DTI over 58. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61714181	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,029.29	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	29.906%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was xx
No assignment has been found. The subject mortgage is with xx
No active judgments or liens have been found.
Taxes of 2021 are due in the amount of $3,908.41 on 12/xx/2021.	According to the payment history tape data as of 6/xx/2022, the next due date for the payment is 6/xx/2022. The P&I is in the amount of $817.88 and PITI is in the amount of $817.88. The UPB reflected is in the amount of $xx.	Collections Comments:The comment history is missing from the loan file.
The current status of the loan is collection. According to the payment history tape data as of 6/xx/2022, the next due date for the payment is 6/xx/2022. The P&I is in the amount of $817.88 and PITI is in the amount of $817.88. The UPB reflected is in the amount of $xxx
As per 1003, the borrower xx
The reason for default is unable to be determined.
No information have been found regarding bankruptcy and foreclosure.
The subject property has been occupied by the owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: 4/xx/2022   Tape Value: 6/xx/2021   Variance: 304 (Days)   Variance %:    Comment: Note document reflects note date at 4/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2052 Tape Value: 6/xx/2052 Variance: -31 (Days) Variance %: Comment: Note document reflects stated maturity date is 5/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows credit and LP reports expired at the time of closing. Further details not provided. Docs in file do not appear to have expired."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* Closing_Disclosure violations (Lvl 2) "Final closing disclosure is not hand-dated by the borrower." * Final Application Incomplete (Lvl 2) "Final application is not hand-dated by the borrower."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99025193	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,230.62	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	204	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.588%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 06/xx/2022, the subject mortgage was xx
No assignment has been found. The subject mortgage is with the xx.
There are five state tax liens found prior to subject mortgage against the xx in the total amount ofxx  in the favor of xx  which was recorded on different dates.
The 1st and 2nd installment school taxes for the year of 2022 have been paid in the total amount of $6,164.84.
The 1st installment combined taxes for the year of 2022 have been paid in the amount of $2032.89.
The 2nd installment combined taxes for the year of 2022 have been due in the amount of $2032.89.
No prior year’s delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,993.32. The current P&I is $2,046.93 & PITI is $2,993.32. The stated current rate is 3.250%. The UPB amount is $xx.	Collections Comments:The loan is currently in performing.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,993.32. The current P&I is $2,046.93 & PITI is $2,993.32. The stated current rate is 3.250%. The UPB amount is $xxx
As per 1003, borrower xx
The loan was originated on 03/xx/2021 and covid-19 attestation is xx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx and signed at closing, reflects the Borrower's Middle Name as xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.588%   Tape Value: 55.633%   Variance: -13.045%   Variance %: -13.04500%   Comment: DTI is 42.588%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx  Variance:    Variance %:    Comment: Note reflects property street address as xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/xx/2038   Tape Value: 6/xx/2038   Variance: -61 (Days)   Variance %:    Comment: The Note reflects the Maturity Date as 04/xx/2038.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 203 Tape Value: 204 Variance: -1 Variance %: -0.49019% Comment: The Note reflects the Stated Remaining Term as 203. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for CD dated 03/xx/2021. Document tracker is missing and 3 business days were added to get receipt date 03/xx/2021 which is after the consummation date 03/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.588%. Tape shows co-borrower was not employed at closing and this may push DTI to 55.633%. Unable to rely on documents in file and unable to calculation ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18454982	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$38,380.41	06/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	11.686%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 6/xx/2022, the subject mortgage was xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is current with the loan. The last payment was received on 6/xx/2022 which was applied to 6/xx/2022. The next due date for payment is 7/xx/2022. The P&I is in the amount of $6,998.63 and PITI is in the amount of $xx. The UPB reflected as per the tape data is in the amount of $xx.	Collections Comments:The loan is currently is performing. According to the payment history as of 6/xx/2022, the borrower is current with the loan. The last payment was received on 6/xx/2022 which was applied to 6/xx/2022. The next due date for payment is 7/xx/2022. The P&I is in the amount of $6,998.63 and PITI is in the amount of $10,449.29. The UPB reflected as per the tape data is in the amount of $xxx.
The subject property is owner-occupied.
As per 1003 document, borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 11.686%   Tape Value: 11.690%   Variance: -0.004%   Variance %: -0.00400%   Comment: The borrower’s income is $xxxand total expenses are in the amount of $14,661.83. So calculated DTI ratio is 11.686%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 8.329% Tape Value: 8.330% Variance: -0.001% Variance %: -0.00100% Comment: The borrower’s income is $xxxand present primary housing expenses are in the amount of $10,449.29. So calculated housing ratio is 8.329%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows investor believes appraised value of $xx is not supported. Review of appraiser comments on comparable selection shows that due to limited comparable, 25% GLA variance and exceeded 20% adjusted and unadjusted sales price guidelines on Comp #1 were exceeded. Comparable 1, 4 & 5 exceeded the individual, net and gross adjustment guidelines due to their GLA adjustments. The listings were adjusted 2% each for list to price ratio. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58963021	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,631.44	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	No	Yes	45.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated xx
No chain of assignment found.
No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of $1631.44 on 11/xx/2021.
No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment received date is unavailable, the payment applied date was 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $837.77 and PITI is in the amount of $1153.92. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment received date is unavailable, the payment applied date was 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $837.77 and PITI is in the amount of $1153.92. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure.
As per the final 1003 the borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of Loan is 9. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.409%   Tape Value: 45.026%   Variance: 0.383%   Variance %: 0.38300%   Comment: As per tape data, Post Close DTI is 45.409%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 11.493%   Tape Value: 45.026%   Variance: -33.533%   Variance %: -33.53300%   Comment: As per tape data, Post Close Housing Ratio is 45.026.%. However Final Application documents reflects as 1.361%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject Property Type is Commercial Property. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a unit in a condotel, an ineligible condo project. Bxx	* Qualified Mortgage DTI exceeds 43% (Lvl 3) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.40%, the borrower’s income is $4,739.88.00 and total expenses are in the amount of $2,152.31 and the loan was underwritten by xxand its recommendation is “Accept” with a DTI of 45%."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81221229	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	$2,805.29	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	27.159%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 reflects that the subject mortgage was xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 5/xx/2022, the loan is currently performing and the next due date for the regular payment is 5/xx/2022. The last payment was received on 4/xx/2022 total in the amount of PITI $1,542.14 which includes P&I $1,222.93 with the rate of interest 3.250%, which was applied for the due date of 4/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xxx
As per seller’s tape data borrower was not employed at the time of closing.
The borrower xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 12 |---| -3 |----| -25.00000% Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 15.670%   Tape Value: 27.159%   Variance: -11.489%   Variance %: -11.48900%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: 6/xx/2021   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 27.15%. Tape shows borrower was not employed prior to closing. Further details are not available. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85899662	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,734.92	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	33.430%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lxx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 06/xx/2022, the borrower is current with the loan. The last payment was received on 06/xx/2022, which was applied for the due date of 6/xx/2022 and the next due date for payment is 07/xx/2022.The P&I is in the amount of $1,136.88 and PITI is in the amount of $1,628.44. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/xx/2022, the borrower is current with the loan. The last payment was received on 06/xx/2022, which was applied for the due date of 6/xx/2022 and the next due date for payment is 07/xx/2022.The P&I is in the amount of $1,136.88 and PITI is in the amount of $1,628.44. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower xx

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: The Note reflects the Age of loan as 10. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.430%   Tape Value: 33.427%   Variance: 0.003%   Variance %: 0.00300%   Comment: This loan has a qualified mortgage DTI of 33.430%, the borrower's income was $7,687.50 and total expenses are in the amount of $7,687.50.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 33.427%   Variance: -11.197%   Variance %: -11.19700%   Comment: This loan has a qualified mortgage DTI of 22.230%, the borrower's income was $7,687.50 and total expenses are in the amount of $1,708.94.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date Loan Value: xx Tape Value:xx Variance: -28 (Days) Variance %: Comment: Original appraisal date is xx Tape Source: Initial Tape Type:	3: Curable	* Final Application Incomplete (Lvl 3) "Final 1003 application is not hand signed by borrower."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 33.430%. Tape shows borrower was not employed at closing. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52202833	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,296.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	34.766%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was originated in the xx
The chain of assignment has not been completed as the subject mortgage xx  However, it should be xx.
No active judgments or liens have been found.
1st installment taxes of 2021 have been paid in the amount of $1,648.00.
2nd installment taxes of 2021 are due in the amount of $1,648.00 on 7/xx/2022.	According to the payment history as of 6/xx/2022, the borrower is current with the loan and the last payment was received on 6/xx/2022 which was applied for 6/xx/2022 and the next due date for the payment is 7/xx/2022. The P&I is in the amount of $1,019.03 and PITI is in the amount of $1,506.54. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $1,019.03 and PITI is in the amount of $1,506.54. The UPB reflected is in the amount of $xxx
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx  Tape Value: $xx   Variance: $xx   Variance %: 0.00048%   Comment: As per Appraisal document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 7/xx/2021 delivered on 7/xx/2021 which is more than 3 business days from initial application date 7/xx/2021."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows UW used did not consider the FMV and LTV increased fromxx Appraisal report available in the loan documents reflects appraised value of $296,000.00; however, UW considered Appraised value of $330,000.00 and as a result xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87870468	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$574.51	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	23.244%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated 06/xx/2022, subject mortgage was originated o xx
The chain of the assignment has not been completed. The current assignment is with xx . However, it should be assigned with xx
Property taxes for the year of 2021 are paid in the amount $574.51.
There is no active judgments or liens has been found.
The review of the payment history shows that the borrower is current with the loan and the next due date is for 6/xx/2022. The last payment was received on 4/xx/2022, in the amount of $669.83, which was applied for 5/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $464.49 and PITI is $669.83, with the interest rate of 3.625%.	Collections Comments:The borrower is current with the loan.
The property occupancy details have not been found. No damage or repair to the property has been found.
The next due date is for 6/xx/2022. The last payment was received on 4/xx/2022, in the amount of $669.83, which was applied for 5/xx/2022. The UPB stated in the payment history is $xxx The Current P&I is $464.49 and PITI is $669.83, with the interest rate of 3.625%.
The borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 23.244% Tape Value: 23.240% |---| 0.004% |----| 0.00400% Comment: Seller Tape shows Borrower DTI Ratio Percent is 23.240%, As per 1008 documents DTI is 23.244% Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: Fay Servicing, LLC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan has failed Charges That Cannot Increase Test, because Initial LE dated 05/xx/2021 shows Points - Loan Discount Fee at $128.00 and however, Final CD dated 06/xx/2021 shows Points - Loan Discount Fee at $426.75.This is a fee increase of $ $298.75 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows AUS approval needs to be obtained on the as the loan is not eligible for manual UW. Subject loan is a HomeReady with LTV oxx and as manually underwritten and as a result AUS reflects invalid findings."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17927325	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,477.22	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	36.813%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was originated on xx

The chain of assignment is incomplete. The loan is currently with xx in the amount oxx
Annual county taxes of the year 2021 have been paid.

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,325.80 which was applied for due date 5/xx/2022. The current P&I is in the amount of $985.07 and current PITI is in the amount of $1,325.80with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,325.80 which was applied for due date 5/xx/2022. The current P&I is in the amount of $985.07 and current PITI is in the amount of $1,325.80with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xxx

The subject property is owner occupied

As per final application, the borrower xx

Recent Servicing comments do not reflect any damage.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 36.813% Tape Value: 36.824% |---| -0.011% |----| -0.01100% Comment: Borrower DTI ration Provided 36.824 in audit 36.813% Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: Fay Servicing, LLC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.004%   Variance %: -0.00400%   Comment: Original CLTV provided xx in Audit xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value: xx Variance: -0.004%   Variance %: -0.00400%   Comment: Original LTVxx in audit xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 04/xx/2021 reflect Transfer Taxes at $1,190.00; However, Final CD dated 04/xx/2021 shows Transfer Taxes Fee at $2,868.00. This is a fee increase of +$1,678.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject is second home and closed with xx LTV with an Appraised value of $240,000.00; however, the appraisal report in file is transferred from another lender and the value came in at $238,000.00 and as a result the LTV now exceeds xxnd is ineligible for a second home purchase."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41945531	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,839.62	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	28.501%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx
The chain of assignment is completed.
Annual combined taxes of the 2021 have been paid in the amount ofxx
There is one credit card judgment against the borrower in the favor o xx	According to the payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 which was applied due date on 04/xx/2022. The current P&I is in the amount of $1,866.37 and current PITI is in the amount of $2,051.72 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:The loan is in performing.
According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on 5/xx/2022 which was applied due date on 05/xx/2022. The current P&I is in the amount of $1,866.37 and current PITI is in the amount of $2,051.72 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xxx
No evidence has been found regarding damage, repair and covid-19.
No comments have been found regarding fb plan.
As per final application, borrower xx
There is no post-origination bankruptcy record.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender does not required MI..   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Value: xx  Variance: -0.001%   Variance %: -0.00100%   Comment: Original CLTV ratio percent is xx
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Original standard LTV isxx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan did not meet VA/GNMA seasoning period requirement."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96836754	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,589.42	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	Yes	40.570%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 06/xx/2022 shows that the mortgage was originated o xx The annual installments of county taxes for the year of 2021-2022 have been paid in the amount of $4589.42.	The review of the payment history shows that the borrower is current with the loan and the next due date is for 8/xx/2022. The last payment was received on 6/xx/2022, in the amount of $2,042.72, which was applied for 7/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $1,075.08 and PITI is $2,042.72, with the interest rate of 3.25%.

Collections Comments:The borrower is current with the loan.
The occupancy details are unavailable. No damage or repair to the property has been found.
The next due date is for 8/xx/2022. The last payment was received on 6/xx/2022, in the amount of $2,042.72, which was applied for 7/xx/2022. The UPB stated in the payment history is $xxx The Current P&I is $1,075.08 and PITI is $2,042.72, with the interest rate of 3.25%.
The borrower xx
The covid attestation is available in the loan file. xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 40.570% Tape Value: 38.995% |---| 1.575% |----| 1.57500% Comment: Calculated DTI is 40.570% , However seller tape shows DTI at 38.995%. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance is not required.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: $xx   Variance: $-xx  Variance %: -0.00094%   Comment: Appraised value is $xxx: However seller tape shows appraised value is $xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per Application purpose of refinance is No-Cash Out ; However seller tape shows purpose of refinance is change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Monthly Income is $2185.00 and monthly expenses is $134.41. DSCR is less than 1.00."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is NOO and was approved at DTI of 40.570%. Tape shows issue as assets incomplete. DU shows assets of $16,000.00 available and cash to close requirement at $3008.36. Review of bank statement shows only month of bank statement is available; however. DU requires 2 months of bank statement to be documented."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47884916	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,208.57	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated xx

The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx
No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year 2021 have been paid off in the amount of $1,160.23 on 11/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is currently performing with the loan. Last payment was received on 5/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount $992.75 with an interest rate as per payment history is 2.875%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of 5/xx/2022, the borrower is currently performing with the loan. Last payment was received on 5/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount $992.75 with an interest rate as per payment history is 2.875%. The current UPB reflected is in the amount of $xxx

No comments have been found regarding the borrower’s income impacted due to covid-19.

The subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: xx   Tape Value: No Verification of Stated Income or Assets   Variance:    Variance %:    Comment: Loan documentation type is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 09/xx/2019 does not reflect Abstract / Title Search Fee , Recording Service Fee & Title Document Preparation Fee. However, FCD dated 09/xx/2019 reflects Abstract / Title Search Fee $225.00 Recording Service Fee at $15.00 & Title Document Preparation Fee at $ $175.00 This is an increase in fee of $415.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller Tape data shows loan does not meet VA seasoning requirements."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26843198	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,739.24	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	43.173%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated xx

The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx
No active judgments or liens have been found against the subject property and borrower.

Annual combined taxes for the year 2021 have been paid off in the amount of $8,739.24 on 12/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is currently performing with the loan. Last payment was received on 6/xx/2022 which was applied to 6/xx/2022. The next due date for payment is 7/xx/2022. The P&I is in the amount $1,518.62 with an interest rate as per payment history is 4.250%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of 6/xx/2022, the borrower is currently performing with the loan. Last payment was received on 6/xx/2022 which was applied to 6/xx/2022. The next due date for payment is 7/xx/2022. The P&I is in the amount $1,518.62 with an interest rate as per payment history is 4.250%. The current UPB reflected is in the amount of $xxx

As per final application, the borrower xx

No comments have been found regarding the borrower’s income impacted due to covid-19.

The subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 43.173% Tape Value: 43.046% |---| 0.127% |----| 0.12700% Comment: DTI Ratio is 43.173%. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Lender does not required MI.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.173% Seller tape shows borrower was not employed at closing. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.173%, the borrowers income was $8,539.60 and total expenses are in the amount of $3,686.76 and the loan was underwritten by Loan product adviser xx and its recommendation is “Accept” with a DTI of 43%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94125612	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,877.33	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	43.765%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated xx

The chain of assignment has been completed. Currently, the assignment is with xx
No active judgments or liens have been found.

County taxes of 2021 have been paid in the amount of $3,722.24 on 11/xx/2021.

No prior year delinquent taxes have been found.

According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,298.68 which was applied for due date 5/xx/2022. The current P&I is in the amount of $938.30 and current PITI is in the amount of $1,298.68 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,298.68 which was applied for due date 5/xx/2022. The current P&I is in the amount of $938.30 and current PITI is in the amount of $1,298.68 with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xxx

As per comment dated 9/xx/2021, the reason for default is excessive obligations.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan is not modified since origination.

As per final application, the borrower xx

No comments are found regarding borrower's income is impacted by covid-19.

The loan is originated xx

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 43.765% Tape Value: 42.840% |---| 0.925% |----| 0.92500% Comment: Borrower DTI ratio percent as 43.765%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value:xx   Tape Value: xx  Variance:    Variance %:    Comment: Borrower last name as xx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original CLTV ratio percent asxx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original standard LTV (OLTV) asxx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,905.69 exceeds fees threshold of $7,138.00 over by $1,767.69.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $6,750.45 Points - Loan Discount Fee paid by Borrower: $2,155.24.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,905.69 exceeds fees threshold of $7,138.00 over by $1,767.69.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $6,750.45
Points - Loan Discount Fee paid by Borrower: $2,155.24."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan is uninsurable due to cancelled case prior to loan closed."
* MI, FHA or MIC missing and required (Lvl 3)     "The loan is FHA. However, the Mortgage Insurance Certificate is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Missing initial application dated 01/xx/2021 signed by the loan originator."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption test due to fees charged $8,905.69 exceeds threshold of $7,138.00 over by +$1,767.69.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $6,750.45
Points - Loan Discount Fee paid by Borrower: $2,155.24."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 3.333% exceeds APR threshold of 5.130% under by 1.797%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.765%, the borrower’s income was $4109.71 and total expenses are in the amount of $1798.60 and the loan was underwritten by DU (xx9) and its recommendation is Approve/Eligible with a DTI of 43.76%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4898025	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,332.34	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	714	754	28.871%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated xx

The chain of assignment has been incomplete. Currently, the assignment is xx

No active judgments or liens have been found.

1st combined taxes of 2021-2022 have been paid in the amount of $2,525.88 on 12/xx/2021.

2nd combined taxes of 2021-2022 have been paid in the amount of $2,806.46 on 6/xx/2022.

No prior year delinquent taxes have been found.

According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,798.01 which was applied for due date 5/xx/2022. The current P&I is in the amount of $2,081.40 and current PITI is in the amount of $2,810.60 with an interest rate of 3.990%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,798.01 which was applied for due date 5/xx/2022. The current P&I is in the amount of $2,081.40 and current PITI is in the amount of $2,810.60 with an interest rate of 3.990%. The current UPB reflected as per the payment history is in the amount of $xxx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan is not modified since origination.

As per final application, the borrower xx

No comments are found regarding borrower's income is impacted by covid-19.

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Update-
There was no additional changes in Latest Comment.
Collection comments are available from 09/xx/2022 to 02/xx/2024. The collection comments are missing 02/xx/2022 to 08/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 28.871% Tape Value: 29.940% |---| -1.069% |----| -1.06900% Comment: DTI of 28.871% as the borrower’s income is $12,830.00and total expenses are in the amount of $3,704.13 Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject is NOO. Tape shows discrepancy over number and type of units. File shows approval as 1 unit with 2 ADUs. Appraisal shows SFR with 2 ADUs as apartments over garage. Original value $xx. BPO $xx. UPB $xx. Elevated for client review."	* DSCR is less than 1.00 (Lvl 3) "Net operating income reflects $5,800.68 & annual payments reflects $33,576.12 & there debt service cover ratio (DSCR) is 0.17 which is less than 1.00."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final 1008 is missing from the loan file. However 1008 is available at_unknown-5440513687_PG#453 does not reflects subjects mortgage P&I."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16989481	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$1,742.08	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	702	778	32.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was originated o xx

The chain of assignment has been completed. Currently, the assignment is with xx

There is an active prior mortgage available in the updated title report with the amount xx
According to updated title report on 6/xx/2022, there is an HOA judgment lien open against the subject property in the favor of “xx

Annual taxes of 2021 have been paid in the amount of $1,742.08 on 12/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of 4/xx/2022, the loan is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,566.38 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,417.99, and current PITI is in the amount of $1,566.38 with an interest rate of 3.375% The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022, the loan is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,566.38 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,417.99, and current PITI is in the amount of $1,566.38 with an interest rate of 3.375% The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx
The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Covid-19 attestation is available at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 32.199% Tape Value: 1742.860% |---| -1710.661% |----| -1710.66100% Comment: NA. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Modular Housing Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows exception were not met due to delays in financing. Further details are not available."	* Property is Manufactured Housing (Lvl 2) "As per Appraisal Report located at xx the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is available with UT located atxx ” which states that the manufactured home with affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25106398	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,082.33	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	47.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was originated on xx The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns. No active judgments or liens have been found. Annual taxes of 2021 have been paid in the amount of $1,999.04 on 11/xx/2021. No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the loan is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,106.83 which was applied for due date 5/xx/2022. The current P&I is in the amount of $740.28, and current PITI is in the amount of $1,106.83 with an interest rate of 3.125% The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022, the loan is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,106.83 which was applied for due date 5/xx/2022. The current P&I is in the amount of $740.28, and current PITI is in the amount of $1,106.83 with an interest rate of 3.125% The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Update-
There was no additional changes in Latest Comment.
Collection comments are available from 09/xx/2022 to 02/xx/2024. The collection comments are missing 02/xx/2022 to 08/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NAChanges as per document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx Tape Value: xx Variance: 1.689%   Variance %: 1.68900%   Comment: update as per 1008.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: update as per 1008.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Changes as per document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $5,298.33 exceeds fees threshold of $5,029.53 over by +$268.80. The below fees were included in the test: Mortgage Broker Fee (Indirect) $4,752.33 Points - Loan Discount Fee paid by Borrower: $546.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 05/xx/2021 reflects Appraisal Re-Inspection Fee at $150.00. However, CD dated 06/xx/2021 reflects Appraisal Re-Inspection Fee at $200.00. This is an increase in fee of $50.00 for charges that cannot increase."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,298.33 exceeds fees threshold of $5,029.53 over by +$268.80. The below fees were included in the test: Mortgage Broker Fee (Indirect) $4,752.33 Points - Loan Discount Fee paid by Borrower: $546.00."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3) "Loan fails FHA QM rebuttable presumption test due to fees charged $5,298.33 exceeds fees threshold of $5,029.53 over by +$268.80. The below fees were included in the test: Mortgage Broker Fee (Indirect) $4,752.33 Points - Loan Discount Fee paid by Borrower: $546.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject FHA approved as accept 48%. Tape shows underwriting error and AUS invalid. Revised final AUS not in file. Further details not provided. Unable to calc ATR."
* Compliance Testing (Lvl 2)     "Loan failed FHA QM safe harbor threshold test due to APR calculated 4.210% exceeds APR threshold of 4.982% variance -0.772%."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.906%, the borrower’s income is $2,724.80 and total expenses are in the amount of $1,305.33 and the loan was underwritten by LP xx) and its recommendation is “Accept” with a DTI of 48.00%."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27230280	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,870.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	180	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	47.783%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated 6/xx/2022 shows that subject mortgage was originated xx
No assignment of mortgage has been found. The mortgage is with original lender, xx
There is a junior mortgage active against subject property in the amount of $xx which was originated on xx
There are 2 prior state tax judgments active against borrower, xx in the total amount of $xx. These liens were filed by xx
Property taxes of 2021 are paid on 12/xx/2021 in the amount of $4870.44.
Payment history as of 4/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $3420.12 which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate is 2.375% and P&I is $2749.13.	Collections Comments:According to servicing comments as of 6/xx/2022, the loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $3,420.12.
No evidence of Covid impact on borrower's income has been found since loan origination.
No FC action has been noted since origination.
No evidence of damage or repair has been found.
 As per loan application, the borrower is xx. Covid 19 attestation is located at unknown-xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Mortgage Insurance	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.400%   Tape Value: 80.000%   Variance: 1.400%   Variance %: 1.40000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 81.400%   Tape Value: 80.000%   Variance: 1.400%   Variance %: 1.40000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on final closing disclosure dated 02/xx/2021. Initial loan estimate dated 11/xx/2020 reflects non-specific lender credit at $2,108.00. However, final closing disclosure dated 02/xx/2021reflects non-specific lender credit in the amount of $973.33. This is decrease of +$1,134.67 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3) xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject FHA approved as accept 48%. Tape shows underwriting error and AUS invalid. Revised final AUS not in file. Further details not provided. Unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.78%. The borrower’s income is $10,833.33 and total expenses are in the amount of $5,176.53 and the loan was underwritten by xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66990117	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,853.44	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	32.107%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx
The chain of assignment is completed.
Annual combined taxes of the 2021 have been paid in the amount of $ 1,853.44 on 12/xx/2021.
No prior year delinquent taxes.
No active liens and judgments have been found.
According to the payment history, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 which was applied due date on 04/xx/2022. The current P&I is in the amount of $578.40 and current PITI is in the amount of $990.00 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:The loan is in performing.
According to the payment history, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 which was applied due date on 04/xx/2022. The current P&I is in the amount of $578.40 and current PITI is in the amount of $990.00 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xxx
No evidence has been found regarding damage, repair and covid-19.
No comments have been found regarding fb plan.
As per final application, borrower xx
There is no post-origination bankruptcy record.

Update-
There was no additional changes in Latest Comment.
Collection comments are available from 09/xx/2022 to 02/xx/2024. The collection comments are missing 02/xx/2022 to 08/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Value: 86.488%   Variance: 1.513%   Variance %: 1.51300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 86.488%   Variance: 1.513%   Variance %: 1.51300%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is uninsurable as the recertification of value was done after the original appraisal report was expired. No further details available. BPO $237K. UPB $136K."
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is FHA. Mortgage insurance certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20259880	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$1,528.69	$2,901.49	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.850%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	723	752	48.207%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was xx
The chain of assignment has not been completed as the subject mortgage is with xx
No active judgments or liens have been found.
1st installment taxes of 2022 have been delinquent in the amount of $1,528.69 which was good through till 6/xx/2022.
2nd installment taxes of 2022 are due in the amount of $1,372.80.	According to the payment history as of xx , the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx. The P&I is in the amount of xx and PITI is in the amount of xx . The UPB reflected is in the amount of xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 2,xx the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx . The UPB reflected is in the amount of $xx
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is retired.

Update-
There was no additional changes in Latest Comment.
Collection comments are available fromxx  The collection comments are missing xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "xx	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI ofxx, the borrower’s income is $7,420.34 and total expenses are in the amount of xx and the loan was underwritten by LP (xx its recommendation is xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14093711	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$3,210.87	$5,819.79	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	800	Not Applicable	46.829%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject xx
There is no chain of assignment. As the subject mortgage is with original lander xx
No active judgments or liens have been found.
xx  for the year of 2021 have been paid in the amount of xx.
Combined taxes of 2021 is delinquent with good through datexx in the amount of xx
According to a review of the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx	Collections Comments:According to the review of the servicing comments, the loan is performing and the next due date for the regular payment is xx. The last payment was received on xx , the PITI xx with the rate of interest of xx which was applied for the due date ofxx. The UPB reflected in the latest payment history is in the amount of xx
The reason for default is unavailable.
Employment details are unavailable.
No details related to the bankruptcy and foreclosure have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest xx    of servicing comments.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender   xx     Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xx Variance: Variance %: Comment: Update as per 1008. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Final 1008 shows no appraisal. However, as per the DU report appraisal report is required for this transaction."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed compliance ease delivery and timing test for closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx  which is after the consummation date xx
* ComplianceEase Risk Indicator is xx (Lvl 3)     "This loan failed the TILA post-consummation revised closing disclosure finance charge test due to finance charge disclosed on post CD as xx Calculated finance charge is xx  for an under disclosed amount of $191.04. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect E-Closing Fee. However, post CD dated xx reflects E-Closing Fee at xx This is an increase in fee of $50.00 for charges that cannot increase."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows aged only. No additional known defect. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx , the borrower's income isxx and total expenses are in the amount ofxx and the loan was underwritten by DU (xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37015677	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,144.99	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	36.609%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was xx
The chain of assignment has not been completed as the subject mortgage is with xx
No active judgments or liens have been found.
1st installment taxes of 2022 have been paid in the amount of $2,572.50.
2nd installment taxes of 2022 are due in the amount of $2,572.50 on 10/xx/2022.
According to the payment history as of xx , the borrower is current with the loan and the next due date for the payment isxx. The P&I is in the amount of xx and PITI is in the amount ofxx. The UPB reflected is in the amount ofxx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan and the next due date for the payment isxx. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected is in the amount of xx
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Unable to confirm employment details at origination based on the available documents and collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as xx Tape shows property may be NOO as borrower occupancy misrepresentation at the time of closing. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated - xx

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26498414	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,265.36	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	47.783%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 06/xx/2022 reflects that the subject mortgage xx
There is no chain of assignment. As the subject mortgage is with original lander xx
No active judgments or liens have been found.
County taxes for the year of 2020 have been paid in the amount of $5,265.36.
According to a review of the payment history as of xx , the borrower is current with the loan and the next due date for the regular payment is xx . The last payment was received on xx which includes P&I xx with the rate of interest of xx, which was applied for the due date of xx. The UPB reflected in the latest payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments, the loan is performing and the next due date for the regular payment isxx. The last payment was received on xx, the PITIxx which includes P&Ixx with the rate of interest of xx, which was applied for the due date of xx. The UPB reflected in the latest payment history is in the amount of xx.
The reason for default is unavailable.
As per 1003 the borrower is working at “xx”
No details related to the bankruptcy and foreclosure have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Comment: Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan is aged only no additional Known defect. No further details are provided."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28168642	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,236.96	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	662	34.772%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 06/xx/2022 reflects that the subject mortgage xx

The chain of the assignment has been completed.

1. There is one prior mortgage against the subject property in the amount of $xx which was recorded on 1/xx/2012 in the favor of “xx
2. There prior active mortgage against the subject property in the amount of $xx which was recorded on 12/xx/2001 in the favor of “xx
No active liens and judgments have been found against the borrower and the property.

Annual town taxes for the year of 2022 have been paid off in the amount of $4,236.96.

No prior year’s delinquent taxes have been found.

As per review of latest payment history as of xx the borrower is current with the loan. The last payment was received on xx in the amount of xx with interest rate of 2.99% and P&I xx for the due date of 0xx. The next due date is xx . The latest payment history reflects the UPB in the amount ofxx	Collections Comments:Loan is performing.
As per review of latest payment history as of xx the borrower is current with the loan. The last payment was received on xx  in the amount ofxx
No visible damages/repairs have been found.
The subject property is occupied by owner.
No evidences have been found regarding foreclosure process and bankruptcy case.
As per final 1003, borrower is retired person.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender   xx  MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   xx
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: Payment history reversed is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per application purpose of refinance is Limited cash Out . Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "xx" (Lvl 3) "xx

The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx  reflects Points-loan discount fee atxx However, final closing disclosure datedxx reflects Points-loan discount fee at xx. This is an increase in fee ofxx  for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx  exceeds fees threshold of xx
The below fees were included in the test:

Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan type is refinance "No cash-out: and also interior only appraisal. However, Freddie owned loan prior to closing with DU (should closed with full appraisal). Post closing LPA with full appraisal could not be obtained. Original appraisal $670K.  UPB $165K."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5912532	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,572.43	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	37.036%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 06/xx/2022 reflects that the subject mortgage xx
Chain of assignment is not complete. Currently assignment is with xx
There junior mortgage against the subject property in the amount of $xx which was recorded on xx
No active liens and judgments have been found against the borrower and the property.

Annual town taxes for the year of 2022 have been paid off in the amount of $5,521.88.

No prior year’s delinquent taxes have been found.

As per review of latest payment history as ofxx the borrower is current with the loan. The last payment was received onxx in the amount ofxx with interest rate of xx and P&I xx for the due date ofxx . The next due date is 8/xx/2022. The latest payment history reflects the UPB in the amount of xx	Collections Comments:Loan is performing.
As per review of latest payment history as of xx the borrower is current with the loan. The last payment was received on xx in the amount of $xx  with interest rate of 2.875% and P&I xx  for the due date of xx
No visible damages/repairs have been found.
The subject property is occupied by owner.
No evidences have been found regarding foreclosure process and bankruptcy case.
As per final 1003, borrower is xx

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NANot applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   xx   Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: Payment history string is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string reversed is xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows home equity combined loan to value ratio is 95%."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55045691	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,561.25	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	652	46.284%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title dated 6/xx/2022 shows that subject mortgage was xx
No assignment of mortgage has been found. The mortgage is with original lender, xx
There is an UCC lien active against borrower which was filed by xx
Property taxes of 2021 are paid on 12/xx/2021 in the amount of $9561.25.
As per payment history as of xx , the loan is performing and next payment due date is xx. The last payment was made on xx in the amount of xx which was applied for due date ofxx. Current UPB per tape data is xx , interest rate is 3.625% and P&I is xx	Collections Comments:According to servicing comments as of xx the loan is performing and next payment due date isxx.
No FC action has been noted since loan origination.
No evidence of damage or repair has been found in the loan file.
No post-closing bankruptcy records have been found.
As per loan application, the borrower is xx
Covid 19 attestation is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower last name reflects xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender   xx      Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   xx
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application reflect cashOut- Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows AUS/ LP recommendation is Ineligible and it is not possible to obtain approval. Further details are not available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx The borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LPxx and its recommendation is Caution for a DTI of x		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19591028	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,332.16	0xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	42.948%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was xx

The chain of mortgage assignment is incomplete. Currently, the mortgage assignment is with xx

There is one junior mortgage lien against the subject property which was recorded onxx in the amount of $xx and in the favor of xx
No active judgments or liens have been found against the subject property and borrower.

Annual county taxes for the year 2021 have been paid off in the amount of xx

No prior year delinquent taxes have been found.
According to the payment history as of xx , the borrower is currently performing with the loan. Last payment was received on xx which was applied toxx. The next due date for payment is xx. The P&I is in the amount $587.99 with an interest rate as per payment history is xx The current UPB reflected is in the amount of $xx	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as ofxx , the borrower is currently performing with the loan. Last payment was received on xx  which was applied toxx. The next due date for payment is xx. The P&I is in the amount xx  with an interest rate as per payment history is 3.375%. The current UPB reflected is in the amount of xx

No comments have been found regarding the borrower’s income impacted due to covid-19.

The subject property is owner occupied and is in average condition. Further details not provided.

As per final application, the borrower xx

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx  .   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address xx Loan Value: xx xx xx Tape Value: xx xx Variance: Variance %: Comment: Note reflects the property address street as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "xx" (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated xx reflects non-specific lender credit at $36.00. However, Final CD dated xx reflects non-specific lender credit at $0.00. This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx
+$399.00. This is an increase in fee of xx  for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows FL Bond 1st. Wrong HO educ cert was done FL housing won't accept correct cert post close. And LP risk class reflects caution and can’t obtain a xx from xx to purchase HFA preferred."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49903287	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,935.86	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	744	42.883%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

Combined taxes of 2021 have been paid in the amount of $4,935.86 on 12/xx/2021.

No prior year delinquent taxes have been found.

According to the payment history as ofxx , the borrower is current with the loan and the next due date for payment is xx. The last payment was received on xx in the amount of xx which was applied for due datexx. The current P&I is in the amount ofxx

Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx , the borrower is current with the loan and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount ofxx  which was applied for due datexx. The current P&I is in the amount of xx  and current PITI is in the amount of xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of xx

As per final application, the borrower xxx is xx

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

No comments are found regarding borrower's income is impacted by covid-19.

Loan is not modified since origination.

Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects the borrower's #2 first name as xx. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx     Tape Value: xx   Variance:    Variance %:    Comment: Note reflects the borrower's #2 last name as xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   xx
Field: Borrower First Name   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: Note reflects the borrower's #1 first name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx Tape Value: xx    Variance:    Variance %:    Comment: Note reflects the borrower's #1 last name as xx.   Tape Source: Initial   Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx       Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Final application reflects purpose of refinance as xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xx Variance: Variance %: Comment: Application reflects purpose of transaction as refinance. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) xx
* ComplianceEase RESPA Test Failed (Lvl 3)     "Loan failed the homeownership counseling organizations disclosure date test. xx
Loan failed SSPL document date test. Loan originator received initial xx
* MI, FHA or MIC missing and required (Lvl 3)     "xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Fail	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71425506	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,746.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	806	16.314%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 6/xx/2022, the subject mortgage was xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
Annual combined taxes of 2021 have been paid in the amount of $1191.
Annual city taxes of 2021 have been paid in the amount of $555.
No prior year delinquent taxes have been found.
According to review of payment history as of xx , the borrower is current with the loan and the next due date for payment is xx which was applied for xx. The current P&I is in the amount of xx and current PITI is in the amount of $699.11 with an interest rate of 3.3750%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently performing and the next payment is xx . The last payment was received on xx in the amount of xx which was applied for xx. No records for foreclosure and bankruptcy have been found. The property is owner occupied. The borrower xx
Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx . Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: No mod.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx    Tape Value: 100.000%   Variance: -75.000%   Variance %: -xx    Comment: MI certificate reflects MI coverage amount as xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xxx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final Application datedxx is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)      xx

The below fees were included in the test:
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "xx
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows that servicing was performed as a recast and this was in a xx  which isn't allowed, so it needed to be repurchased from the pool."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40258306	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$3,985.70	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	657	788	38.503%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was xx . There is no chain of assignment as the subject mortgage is with the original lenderxx Active mortgages, liens and judgments found against the borrower and property is as follows: 1.There is a junior mortgage active against property in the favor of xx which was originated on 06/xx/2021 and recorded on 07/xx/2021 in the amount of $xx with xx 2. There is an active against property in the favor of xx which was recorded on 12/xx/2002 in the amount of $xx.10. 2nd installment county taxes of 2021 have been due on 09/xx/2022 in the amount of $1,992.85. There are no prior year real estate delinquent taxes.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is in the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as ofxx The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence of damage or repairs has been found. No evidence has been found regarding COVID-19. As per the 1003, the borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was re-purchased back due to invalid LPA findings. The loan was originally approved by LPA with an incorrect appraised value ofxx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx over by +0.095%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 4.659% exceeds APR threshold of 4.550% over by +0.109%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65363139	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,039.67	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	34.645%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 6/xx/2022 reflects that the subject mortgage was xx .

No chain of assignment has been found.

No active liens and judgments have been found.

County annual taxes of 2021 have been paid in the amount of xx	According to the payment history as of xx	Collections Comments:The loan is performing. According to the payment history as of xx
As per the final 1003 the borrower is xx xx he subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure. The   at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "BWR short funds to close. Sale of prior residence proceeds decreased from xx to $75K. BWR required cash to close xx Further details not provided. AUS invalid. Unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34975163	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,065.40	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	40.457%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage wasxx

The chain of assignment has not been completed. Currently, the assignment is with xx
No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the total amount of $3,065.40.

No prior year delinquent taxes have been found.
According to payment history as of xx.The current P&I is in the amount of xx and current PITI is in the amount of xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as xx

Unable to confirm the current employment details from available documents and collection comments.

Covid-19 attestation is available in the loan file xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "xx" (Lvl 3) "Total of Payments disclosed on Final CD as xx . Calculated Total of Payments is $xx for an under disclosed amount of xx Reason for Total of Payments under disclosure is unknown as the xx
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx  Calculated finance charge is xx for an under disclosed amount of -$972.09. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan closed with xx  LTV. Seller tape reflects loan close with incorrect appraised value of xx  Subject loan is purchase primary and appraisal report reflects property value of xx . As a result of considering xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22459419	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,482.96	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	593	Not Applicable	30.282%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was xx

There is no chain of assignment as the subject mortgage is with the original lenderxx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as ofxx, the borrower is current with the loan. The last payment was received on xx , which was applied for the due date ofxx and the next due date for payment is xx.The P&I is in the amount of $530.46 and PITI is in the amount of $xx The UPB reflected as per the payment history is in the amount of $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as ofxx, the borrower is current with the loan. The last payment was received on xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is xx
The loan was originated on xx.the covid-19 attestation is xx

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx .   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: xx Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was underwritten as per FHA guidelines but it was unable to be insured due to mixed up with FHA case number."
* MI, FHA or MIC missing and required (Lvl 3)     "xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99913414	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,458.50	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	264	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	41.602%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2022, the subject mortgage was xx

The chain of assignment has been completed. Currently, the assignment is with xx

There is a prior mortgage against the subject property in the xx  which was xx

There is a junior mortgage against the subject property in the favor of

Annual combined taxes of 2022 are due in the amount of $7,458.50.
According to the payment history, the borrower is current with the loan. The last payment was received in the amount of $956.37 for the due date ofxx. However, unable to be determine the last payment received date. The next due date for payment is xx. The P&I is in the amount ofxx	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as xx
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
Borrower employment details are not available.
The loan was originated on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address xx Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "xx" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx  delivered on 12/xx/2020 which is more than 3 business days from initial application date 12/xx/2020.

Loan failed the lender credits that cannot decrease test. Initial CD dated xx reflects Lender Credit at xx  This is decrease of $179.10 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57618310	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,812.58	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	709	Not Applicable	31.421%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 6/xx/2022 shows that the subject mortgage was xx
The chain of assignment is incomplete. The last assignment is with lender “xx  , xx

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx
The loan was originated on 11/xx/2020. Covid-19 attestation is available in the loan file xx
No employment details have been found in final 1003 doc.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent xx
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Corporate Advances: Non-Recoverable per Payment History   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "As per net operating income is xx and annual payments (debt service) is xx and there debt service cover ratio (DSCR) is 0.93."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows aged only and no additional known defect. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22817412	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,131.35	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	773	757	37.974%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 06/xx/2022 reflects that the subject mortgage xx
The chain of the assignment has been completed. The latest assignment is from xx
 No active judgments or liens have been found.
Town taxes for the year of 2022 have been paid on 5/xx/2022 in the amount of $1,572.08.
School taxes for the year of 2021 have been paid on 9/xx/2021 in the amount of $3559.27.
According to a review of the payment history as of payment is xx. The last payment was received on 5 which includes P&I $1015.56 with the rate of interest of 2.875%, which was applied for the due date ofxx. The UPB reflected in the latest payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments, the loan is performing and the next due date for the regular payment is xx. The last payment was received on xx .
The reason for default is unavailable.
As per 1003 the borrower is xx
Covid-19 attestation xx
No details related to the bankruptcy and foreclosure have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest servicing comments.

Update-
There was no additional changes in Latest Comment.
Collection comments are available from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Borrower DTI Ratio Percent xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB xx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xx
* ComplianceEase Risk Indicator is "xx" (Lvl 3)     "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to Fees Charged: xx  Fees Threshold: xx  over by xx

The following fees were included in the test:
Mortgage Broker Fee (Indirect) xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees Charged:xx
The following fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan does not meet eligibility requirement due to LTV above 85% and an exterior only appraisal not permitted."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service provider is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45753178	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,680.35	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	755	45.619%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 6/xx/2022 shows that the mortgage was xx
The chain of assignment has not been completed. Xx
The annual installments of county taxes for the year 2021 have been paid in the amount of $3680.35.

The review of the payment history as of xx shows that the borrower is current with the loan and the next due date is for xx	Collections Comments:The borrower is current with the loan and the next due date is for xx . The last payment was received on xx , in the amount of $2,171.59, which was applied for xx. The UPB stated in the payment history is The Current P&I isxx
The borrower is xx

Update:
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: xx Variance: Variance %: Comment: Final CD reflects purpose of refinance as change in rate/term. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows BWR was short xx funds to close and undisclosed mortgage debt may push DTI to xx Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67579544	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,093.80	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	USDA	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	xx	Primary	Yes	Yes	No	718	Not Applicable	0.263%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2022 shows that the subject mortgage was xx
No assignment has been found as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of 2020 have been paid in the amount of $3,117.00.
According to the payment history as of xx the borrower is current with the loan and the last payment was received on xx which was applied for xx and the next due date for the payment is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of xx
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent xx Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows subject is commercial property. Zillow search shows residential property. Elevated for client review and seller clarification as appraisal missing from file."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan never being properly submitted to USDA for commitment. Cannot be insured with USDA and was originated as a streamline without appraisal."
* MI, FHA or MIC missing and required (Lvl 3)     "USDA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35287058	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,529.49	0xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	45.939%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

County taxes of 2021 are paid off in the amount of $3,388.31 on xx

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx reveals that the loan is performing. The last payment was received in the amount of xx and current interest rate as per payment history isxx	Collections Comments:Currently, the loan is performing.

Review of the payment history dated as of xx

As per 1003, borrower has beenxx
Covid-19 attestation document is available in the loan file.xx

The information regarding the foreclosure proceedings is not available.

The information regarding the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows BWR misrepresentation as NOO. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report available at unknown-xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx  Exceeds fees threshold of xx  Over by +$309.39.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "GSE (Freddie Mac public guidelines) QM Points and Fees Test due to fees charged xx Exceeds fees threshold of xx Over by xx
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is conventional purchase. Tape shows due to material misrepresentation LPA findings utilized to support loan approval are invalidated and the subject loan is not eligible for manual underwriting."
* Missing Initial 1003_Application (Lvl 3) "Missing initial application dated xx signed by the loan originator."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46%. Tape shows BWR short xx funds to close as 2 large deposits of xx and $12K were not sourced. AUS invalid. Unable to rely on documents in file and unable to calculate ATR.""
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is $11,483.33 and total expenses are in the amount of xx and the loan was underwritten by LP xx ) and its recommendation is “Accept” with a DTI of 46%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7333039	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,136.30	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	36.859%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was xx
 The chain of assignment is incomplete. Currently, the assignment is with xx Assignment from “xx  , as mortgagee forxx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes of 2021 are paid off in the amount of xx
No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 06/xx/2022 reveals that the loan is performing. The last payment was received in the amount of $961.18 on 05/xx/2022. The next due date is 07/xx/2022. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.500%.	Collections Comments:Currently, the loan is performing.

Review of the payment history dated as of 06/xx/2022 reveals that the loan is performing. The last payment was received in the amount of $961.18 on 05/xx/2022. The next due date is 07/xx/2022. Current UPB as of date reflects in the provided payment history is in the amount of $xxxand current interest rate as per payment history is xx

As per 1003, borrower has been xx

Covid-19 attestation document is available in the loan file. xx

The information regarding the foreclosure proceedings is not available.

The information regarding the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows defect over flipping. Prior sale 12/xx/20 in the amount of xx No material renovations noted in file. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed TRID violation due to decrease in lender credit. Initial LE dated xx . This is decrease of $196.49 for fee which has 0% tolerance test. Valid COC for the decrease in fee is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72051748	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,926.44	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	727	45.242%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was xx No assignments have been found. Currently, the mortgage is with the original lender MERS as nominee for xx The assignment is missing to xx. No active liens and judgments have been found against the borrower and subject property. First and second installments of combined taxes for the year of 2021 have been paid in the amount of xx No prior year delinquent taxes have been found.	According to latest payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx	Collections Comments:The loan is currently in the performing and the next due date is xx. The last payment was received on xx which was applied for the due datexx. The unpaid principal balance is reflected in the amount of xx . The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed. As per the final application, the borrower is xx
There was no additional changes in Latest Comment.
Collection comments are available from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "xx" (Lvl 3) "This loan failed the Kansas license validation test. Kansas requires lenders who originate subordinate mortgage liens to be licensed under the Kansas Uniform Consumer Credit Code. After the date, lenders are no longer allowed to make subordinate lien loans under a Kansas License Using Interest Section 16-207 or its corresponding Exemption Letter. xx 9- requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a Kansas Mortgage Company license. The Office of the State Bank Commissioner of Kansas has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a Kansas Supervised Lender license."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx  for a variance amount of -$264.75. Reason for finance charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* Loan does not conform to program guidelines (Lvl 3) "xx	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.451% exceeds APR threshold of xx over By +0.031%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.24% as the borrower’s income is xx and total expenses are in the amount of xx		Moderate	Pass	Fail	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30437265	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,792.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	766	35.950%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 06/xx/2022 shows that the mortgage was xx
There are two prior judgments found in the amount of $1555 in favor of xx which was recorded on 12/xx/2018 and another is in the amount of $1601 in favor of Commonwealth of PA, which was recorded on 5/xx/2020.

The review of the payment history as ofxx shows that the borrower is current with the loan and the next due date is for 7/xx/2022. The last payment was received on 5/xx/2022, in the amount of xx which was applied for xx. The UPB stated in the payment history is xx
Collections Comments:The borrower is current with the loan.
The occupancy details are unavailable. No damage or repair to the property has been found.
The borrower is working as an xx
The next due date is for 7/xx/2022. The last payment was received on xx , which was applied for xx. The UPB stated in the payment history is xx
The covid attestation is available in the loan file.xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test.
The Pennsylvania requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date."
* ComplianceEase Risk Indicator is "xx" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx s a cumulative increase of $113.55 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows HomeOne Freddie did not own prior loan. Further details are not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate agreement signed by borrower is missing from the loan document."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50172940	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,844.22	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	755	38.960%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was xx
There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied to xx. The next due date for payment is xx . The borrower pays the P&I in the amount of xx	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan. The next due date for payment is 07/xx/2022. The current UPB reflected is in the amount of xx No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. The covid-19 attestation document is xx . The borrower's employment details are not available in the loan files.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent xx ape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) xx . Tape shows BWR SE business loss was not accounted for income calculations. AUS invalid and DTI may be over 43%. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
* Final Application Incomplete (Lvl 2)     xx
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated and signed by borrower."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44061931	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,401.79	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	776	Not Applicable	48.294%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per the review of updated title report dated 06/xx/2022, the subject mortgage was xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
All prior years of taxes have been paid.
As per the review of payment history as of xx , the borrower is current with the loan and next due date is xx. The last payment was received on in the amount ofxx	Collections Comments:The loan is currently performing. As per the review of payment history as of 05/xx/2022, the borrower is current with the loan and next due date is xx. The last payment was received on xx
As per application, the borrower is currently xx
The reason for default is unable to be determined.
Covid-19 attestation is available in loan file xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent xx Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value xx .   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx Provided seller’s tape shows an alert that the wrong FMV was used on xx
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78994400	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,880.60	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	49.681%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 06/xx/2022, the subject mortgage was xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
All prior years of taxes have been paid.

As per the review of payment history as of 0xx , the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx , the borrower is current with the loan and next due date is xx. The last payment was received on xx
As per application, the borrower is currently xx
The reason for default is unable to be determined.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value  xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   xx .   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: xx   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per application as xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 as cash-out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the Prohibited Fees test due to fees charged: $422.50 fees threshold: $0.00 over by +$422.50. The following fees were included in the test:
Condo/HOA Questionnaire paid by Borrower:xx
Title-Closing Protection Letter paid by Borrowerxx
Title-Title Brington Fees paid by Borrower: xx
Written Voe paid by Lender: $18.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 0xx does not reflect Points - Loan Discount Fee. However, CD dated 12/xx/2021 reflects Points - xx

Initial LE dated 09/xx/2021 does not reflects Electronic Voe (CR) and Written Voe (CR) paid by lender. However, Final CD dated xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows CRT UW did not update the appraised value, ltv is now over 80 on a cash-out once appraised value was updated to xx	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2201165	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,189.92	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	701	Not Applicable	48.915%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 6/xx/2022 reflects that the subject mortgage was originated on 4/xx/2021 with the lender xx
No chain of assignment has been found.
No active liens and judgments have been found.
County 1st installment tax of 2021 has been paid in the amount of xx
County 1st installment tax of 2020 has been paid in the amount of xx
County 2nd installment tax of 2020 has been paid in the amount of xx	According to the payment history as of xx , the borrower is current with the loan. The last was payment received on 5/xx/2022, the payment applied date wasxx and the next due date for payment is xx. The P&I is in the amount of $1,915.42 and PITI is in the amount of xx

Collections Comments:The loan is performing. According to the payment history as of 6/xx/2022, the borrower is current with the loan. The last was payment received on 5/xx/2022, the payment applied date wasxx and the next due date for payment is xx. The P&I is in the amount of xx

As per the final 1003 the borrower is a xx

The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent xx
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: xx   Variance:    Variance %:    Comment: Final application reflects purpose of refinance as limited cash-out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows dropped from PLS and aged out of agency eligibility before obtaining recert of value."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8746992	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,289.30	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	749	45.698%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 07/xx/2022, the subject mortgage was xx
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $7289.30. No prior year tax delinquency has been found.
According to the payment history as of xx the borrower is regular with the payment and the next due date is 08/xx/2022. The last payment was received on 06/xx/2022 for the amount of $2067.75(PITI). The monthly P&I is in the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx , the borrower is regular with the payment and the next due date is 08/xx/2022. The last payment was received on 06/xx/2022 for the amount of xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is xx
Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 45.698%   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx    Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 102.238%   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx . Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "xx" (Lvl 3)     "CE risk indicator is "xx" since this loan failed the initial loan estimate delivery date test (from application) since the initial loan estimate delivery date (06/xx/2021)) is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application (06/xx/2021)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The initial loan estimate delivery date test (from application) since the initial loan estimate delivery date (06/xx/2021)) is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application (06/xx/2021) which lead to fail ComplianceEase TRID tolerance test.

1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of xx

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for the total fees increased of xx
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is and the total expenses are in the amount of xx		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98052904	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,890.40	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Investor	Yes	Yes	No	654	Not Applicable	48.649%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx  which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx the loan is currently performing and the next due date for the regular payment is xx. The last payment was received on 5/xx/2022 total in the amount of PITI xx	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx. The UPB reflected in the latest payment history is in the amount of xx
The borrower xx
Covid-19 attestation is xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: -0.00092%   Comment: Seller tape shows original Appraised Value xx  As per 1008 document original Appraised Value at $xxx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   xx    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Seller tape shows purpose of refinance per application change in Rate /Term ,As per 1008 document purpose of refinance Limited Cash out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: xx Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) xx * Missing or error on the Rate Lock Document (Lvl 3) xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47734486	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,937.06	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	37.415%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 reflects that the subject mortgage was xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx
There is prior mortgage active against the subject property in the favor of  s nominee for xx
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx the loan is currently performing and the next due date for the regular payment is xx. The last payment was received on 5/xx/2022 total in the amount of PITI $2,622.40 which includes P&I xx	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx. The UPB reflected in the latest payment history is in the amount of xx
The borrower xxx has been xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape shows an alert that the subject loan was changed to cash-out and AUS became "Caution." However, underwriter didn't notice the caution AUS. DTI 39%."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34928556	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,845.91	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	41.215%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was xx

The chain of assignment has been completed.

No active judgments or liens have been found.

Combined annual taxes of 2021 have been paid in the amount of $3,845.91 on 12/xx/2021.

No prior year delinquent taxes have been found.	According to the payment history as of xx , the loan is currently performing and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount ofxx which was applied for due datexx. The current P&I is in the amount of xx	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of xx the loan is currently performing and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount of xx which was applied for due datexx. The current P&I is in the amount of xx

As per final application, the borrower xx

The subject property is owner occupied.

According to collection comment dated xx

According to collection comment dated xx

Covid-19 attestation is available at “xx

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Corporate Advances: Non-Recoverable per Payment History   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: -100.00000%   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Changes as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows BWR misrep as subject is NOO as lease agreement was noted and BWR has other primary residence. Elevated for client review."	* ComplianceEase Risk Indicator is "xx" (Lvl 3) "CE risk indicator is "xx" due to following factors:

1. This loan failed the qualified mortgage lending policy points and fees test due to the fees charged of $6,777.13 is exceeded the fees threshold of xx  by +$433.55.

Qualified mortgage lending policy points and fees test inclusion-

Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx

2. This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date (11/xx/2020) is provided and the initial closing disclosure receipt date is less than 3 business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date (11/xx/2020)."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge disclosed on final CD as xx  & the calculated finance charge is $116,531.74 for an understated amount of -$901.00.

2. This loan failed the TRID total of payments test. Total of payments disclosed on final CD as  $331,674.31 & the calculated total payments as $332,573.31 for an understated amount of -$899.00."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the GSE (Fannie Mae & Freddie Mac public guidelines) QM points and fees test due to the fees charged of xx is exceeded the fees threshold of   by xx

GSE (Fannie Mae & Freddie Mac public guidelines) QM points and fees test inclusion-

Administration Fee paid by Borrower: xx
																																																																																							Mortgage Broker Fee (Indirect) xx	* Change of Circumstance does not provide the name of the person and/or signature of the person who completed the document. (Lvl 2) "As per updated title report, borrower's name on the mortgage does not match the owner's name on the deed. On deed borrower's name spelled as "xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56494981	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	47.038%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was xx Last assignment is with the “xx . No active liens and judgments have been found. Tax certificate is required.	As per the payment history as of 05/xx/2022, the borrower is making the regular payments and the next due date is xx. Last payment was received on 05/xx/2022 in the amount of $xx	Collections Comments:The loan present status is performing.
As per the payment history as ofxx , the borrower is making the regular payments and the next due date is xx. Last payment was received on 05/xx/2022 in the amount of $1785.74. Current P&I isxx
Currently, the borrower is xx
The covid-19 attestation document is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated 09/xx/2021, the subject property is located in FEMA disaster area which was declared on 09/xx/2021.
As per the comment dated 11/xx/2021, the subject property is occupied by unknown party. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows occupancy misrepresentation. Subject approved as xx	* ComplianceEase Risk Indicator is "xx" (Lvl 3) "This loan failed the Pennsylvania license validation test.
The Pennsylvania requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial Closing Disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock Agreement signed by borrower is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI ofxx as the borrower income is xx and total expenses are in the amount of xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43091755	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,974.43	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	48.622%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 06/xx/2022, the subject mortgage was xx
The chain of assignment is complete as the subject mortgage is currently assigned to “xx
The 1st and 2nd installment city taxes for the year of 2021 have been paid in the total amount of xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on xx in the amount of xx	Collections Comments:The loan is currently in performing.
According to payment history as ofxx the borrower is current with the loan and the next due date for the payment is xx. The last payment was received on 5/xx/2022 in the amount of xx . The current P&I is xx
According to the comment dated 11/xx/2021, the subject property is occupied by unknown party.
The loan was originated onxx and covid-19 attestation is xx
There is no post-origination bankruptcy record.
As per 1003, borrower is xx
The property is in good condition.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent xx Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net Operating Income is $4,013.98 and Annual Payments (Debt Services) is 13,184.40 and Their Debt Service Cover Ratio (DSCR) is 0.30 which is less than 1."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows number of units does not equal the number of units in DU which results LTV and CLTV to exceed 80% of standard eligibility requirement. Subject is NOO."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13276904	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,372.95	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	21.920%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was xx

The chain of assignment has not been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of xx  on xx

2nd combined taxes of 2021 have been due in the amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is xx he last payment was received on 5/xx/2022 in the amount of xx which was applied for due date xx. The current P&I is in the amount of $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx , the borrower is current with the loan and the next due date for payment is xx . The last payment was received on 5/xx/2022 in the amount of $1,268.18 which was applied for due date xx. The current P&I is in the amount of xx

Covid-19 attestation is available in the loan file xx

As per final application, the borrower xx

As per comment dated 03/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note document reflects borrower last name as Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Final application reflects purpose of transaction as xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xx Variance: Variance %: Comment: Final CD reflects purpose of transaction as Refinance. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xx missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject NOO loan closed without an appraisal. Tape shows lost PIW."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88440322	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$669.06	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.695%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 6/xx/2022 shows that the mortgage wasxx
 The chain of the assignment has been completed. The current assignment is with xx
There is a code enforcement lien active against the subject property in the amount of xx  in favor of xx
The annual installments of county taxes for the year of 2021 have been paid in the amount of $642.30.

The review of the payment history as of xx hows that the borrower is current with the loan and the next due date is for xx. The last payment was received on 5/xx/2022, in the amount of xx	Collections Comments:The borrower is current with the loan and the next due date is for xx. The last payment was received on 5/xx/2022, in the amount of xx
The property occupancy is unavailable. No damage or repair to the property has been found.
The borrower is retired.

The covid attestation is available in the loan file. (xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is purchase primary. Seller tape show borrower is not first time homebuyer and therefore, does not qualify for the program."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70755101	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$169.99	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.863%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was xx
Current taxes are due in the total amount of xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.	As per payment history dated xx, the borrower is current with the loan and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount of xx	Collections Comments:Current status of the loan is performing. As per payment history dated xx, the borrower is current with the loan and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx in the amount ofxx for the due date of xx. The UPB as of the date is in the amount of xx
No information available related to foreclosure and bankruptcy in latest servicing comments.
No information available related to damage to subject property.
Covid-19 attestation document is available in the loan file located at "xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial CD dated 6/xx/2021 reflects non-specific lender credit at $1,631.45. However, final CD dated 7/xx/2021 reflects non-specific lender credit at xx This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject FHA approved as accept 46%. Tape shows underwriting error and AUS invalid. Revised final AUS not in file. Further details not provided. Unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by xx and its recommendation is “Accept” with a DTI of xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64429165	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$6,268.51	$12,351.76	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	36.325%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Title review shows outstanding delinquent taxes in the amount of xx good through to xx	As per payment history dated 12/xx/2021, the borrower is current with the loan and the next due for regular payment is xx. The last regular payment (P&I) has been made on 5/xx/2022 in the amount of $xx	Collections Comments:The current status is performing. As per payment history dated 12/xx/2021, the borrower is current with the loan and the next due for regular payment is xx. The last regular payment (P&I) has been made on xx
No information available related to foreclosure and bankruptcy in latest servicing comments.
No information available related to damage in latest servicing comments.
Covid-19 attestation available in the loan file located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx ,As per document Collateral Value used for xx Amount of Secondary Lien(s):$0. Loan xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx ,As per document Collateral Value used for xx Loan xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx is used. LTV is greater than alloxxle guidelines."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8143294	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,430.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	35.895%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was cc
No active judgments/liens have been found in the updated title report against the borrower/subject property.

County taxes of 2021 are paid off in the amount of   on xx

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 06/xx/2022 reveals that the loan is performing. The last payment was received in the amount of $855.98 on 05/xx/2022. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx	Collections Comments:Currently, the loan is performing.

Review of the payment history dated as of 06/xx/2022 reveals that the loan is performing. The last payment was received in the amount of $855.98 on 05/xx/2022. The next due date is xx. Current UPB as of date reflects in the provided payment history is in the amount of xx
As per 1003, borrower has been xx

The information regarding the foreclosure proceedings is not available.

The information regarding the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Is REO Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan closed with appraisal value at $210K and purchase of 206K. Loan amount was $199,280.00 and actual appraisal was $200k. The LTV exceeds programs guidelines, as it was a 97% program."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22397689	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,015.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Streamline Refinance	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	12.010%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was xx
No assignments have been found.
No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of   on xx
No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the loan is currently performing and the next due date for payment is 7/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,076.88 which was applied for due date xx. The current P&I is in the amount of $837.77 and current PITI is in the amount $1,076.88 with an interest rate of 3.37500%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments: According to servicing comments, the loan is in performing.

According to the payment history as of 6/xx/2022, the loan is currently performing and the next due date for payment is 7/xx/2022. The last payment was received on 5/xx/2022 in the amount of $1,076.88 which was applied for due date xx. The current P&I is in the amount of $837.77 and current PITI is in the amount $1,076.88 with an interest rate of 3.37500%. The current UPB reflected as per the payment history is in the amount of $xxx

Borrower is xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s xx  to pay is good and servicing rating exceeds expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Collections - Current Servicer (Enumerated) Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Tape shows appraised value as xx and as per 1008 it is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Change. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed Brokerage/Finder Fee Test due to fees charged xx Fee threshold xx over by xx Brokerage/Finder Fee Test Inclusion - xx
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA foreclosure rescission finance charge test due to the finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows LTV is over 80% with no MI, due to appraised value not being supported as evidenced by desk review."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28599219	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,311.96	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	24.005%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage wasxxx
No active judgments or liens have been found.

1st combined taxes of 2021-2022 have been paid in the amount of xx  on

2nd combined taxes of 2021-2022 have been paid in the amount of xx  on

No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the loan is currently performing and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount of $2,437.16 which was applied for due datexx. The current P&I is in the amount of $2,437.16 and current PITI is in the amount xx	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 6/xx/2022, the loan is currently performing and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount ofxx
Borrower isxx

The loan was originated on 9/xx/2020. However, covid-19 attestation is available from the loan file located at xx

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Lxx
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance is not required.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Seller tape data shows sales price as xx However, it is not applicable . Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows borrower was not employed at the time of closing. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51029821	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,304.42	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	35.630%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 6/xx/2022, the subject mortgage was xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied toxx. The next due date for payment is xx. The P&I is in the amount of xx	Collections Comments:The loan is currently is performing. According to the payment history as of 6/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied toxx. The next due date for payment is xx. The P&I is in the amount of xx
The subject property is owner-occupied.
As per the 1003 document the borrower is an xx
Covid-19 attestation document is located at “xx

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xx Tape Value: |---| |----| Comment: Note document reflects borrower #2 first name as xx. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value:     Variance:    Variance %:    Comment: Note document reflects borrower #2 last name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note document reflects borrower first name as xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx-    Tape Value: xx   Variance:    Variance %:    Comment: Note document reflects borrower last name as xx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx TER Variance: Variance %: Comment: Note document reflects property address street as xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is conventional purchase. Tape shows homebuyer's education not completed. No further details provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92377263	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,281.43	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was xx

The chain of assignment has not been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

1st county taxes of 2022 have been paid in the amount of   on xx

2nd county taxes of 2022 have been due in the amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount of xx. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount of xx
Covid-19 attestation is available in the loan file located at “xx

As per final application, the borrower xxx is working at “xx
As per comment dated 03/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Reduced   Variance:    Variance %:    Comment: Update as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: xx Variance: Variance %: Comment: Update as per doc. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan does not meet seasoning period requirement."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41745528	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,404.68	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	44.388%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 6/xx/2022, the subject mortgage was xx
The chain of assignment has been completed.
No active judgments/liens have been found against the subject property/borrower/owner.
Annual combined taxes for the year of 2021-2022 have been paid off in the amount of $6,404.68
No delinquent taxes have been found for the prior year.

As per review of loan file, the first payment date for loan is 7/xx/2022. The interest rate is 4.25% and P&I is $3,650.19. The tape data of payment history as of 6/xx/2022 reflects the UPB is in the amount ofxx	Collections Comments:
The loan originated on 5/xx/2022. Collection comment is missing from the loan file from 05/xx/2022 to 6/xx/2022.
As per review of loan file, the first payment date for loan is 7/xx/2022. The interest rate is 4.25% and P&I is xx
As per final 1003, borrower is working at ‘xx
No evidences have been found regarding foreclosure process and bankruptcy case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Lifetime Cap Rate xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Comment: LTV is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approve/ineligible at 44.388%. Tape shows DTI at 52.774%. No other AUS in file. Further details not available. Unable to rely on docs in file and unable to calc ATR."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $22,404.90 exceeds fees threshold of $21,501.47 over by +$903.43.

The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by xx

The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46286485	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,200.14	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	47.915%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 6/xx/2022, the subject mortgage was xx
The chain of assignment has been completed.
There is prior active mortgage against the subject property in the amount ofxx
No active judgments/liens have been found against the subject property/borrower/owner.
Annual combined taxes for the year of 2021 have been paid off in the amount of xx
No delinquent taxes have been found for the prior year.
As per review of loan file, the first payment date for loan is 03/xx/2022. The interest rate is 4.875% and P&I is xx . The tape data of payment history as of 6/xx/2022 reflects the UPB is in the amount of $xx	Collections Comments:The loan originated on 12/xx/2021. Collection comment is missing from the loan file from 12/xx/2021 to 6/xx/2022.
As per review of loan file, the first payment date for loan is 03/xx/2022. The interest rate is 4.875% and P&I is xx
According to final 1003, the borrower has been a xx
No visible damage/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: DTI is xx Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: FCD reflects cash to borrower as xx    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -6 (Days) Variance %: Comment: Note reflects original note doc date as 12/xx/2021. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject manually underwritten at 47.915%. Tape shows DTI at 57.847%. Tape shows BOA and BB&T debt were paid by business and should be excluded. Further details not available. Unable to rely on docs in file and unable to calc ATR."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx The borrower’s income is xx and total expenses are in the amount ofxx oan is manually underwritten."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final closing disclosure as $186,865.65. Calculated finance charge is $186,965.65 for an under disclosed amount of -$100.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of 4.660% over by +0.445%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated xx  exceeds APR threshold of 4.660% over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "Tape shows HPML- HigherPricedQm. Subject loan is escrowed. CE report also fails higher priced test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6526000	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,947.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	10.120%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 6/xx/2022, the subject mortgage was xx
There is no chain of assignment as the subject mortgage is with the xx
Annual combined taxes of 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to review of payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount of $942.52 which was applied forxx. The current P&I is in the amount of $508.62 and current PITI is in the amount of $942.52 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount of $942.52 which was applied forxx. No records for foreclosure and bankruptcy have been found.
 No repairs and damages have been found. The property is owner occupied.
The borrower Ryan Isted Murray has been working at xx
The covid attestation is located at “xx

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -xx Comment: Age of loan reflects 8. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)  xx  Comment: Housing ratio per U/W reflects 8.615%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 60.888%   Tape Value: 60.880%   Variance: 0.008%   Variance %: 0.00800%   Comment: Collateral Value used for Underwriting: $xxx Amount of Secondary Lien(s): $xxxx Variance: -5 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as 8/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Revised LE dated 06/xx/2021 reflects non-specific lender credit at $1,113.00. However, post CD dated 10/xx/2021 reflects non-specific lender credit at xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan was repurchased due to being delivered with an incorrect interest rate. No further details available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56282228	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,652.50	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	No	Not Applicable	Unavailable	39.453%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was xx

There is no chain of assignment. Currently the subject loan is with original lender xx
No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of xx  on

No prior year delinquent taxes have been found.
The loan was originated on xx and the payment is due on 07/xx/2022. According to payment history tape data as of 05/xx/2022, the next due date for payment is 07/xx/2022. The current P&I is in the amount of $1,478.87 with an interest rate of 4.750%. The current UPB reflected as per the payment history tape data is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

The loan was originated on xx and the payment is due on 07/xx/2022. According to payment history tape data as of 05/xx/2022, the next due date for payment is 07/xx/2022. The current P&I is in the amount of $1,478.87 with an interest rate of xx
The latest property inspection report is not available in the loan file to determine current property condition.

As per final application, the borrower xx

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Comment: The borrower’s income is xx and total expenses are in the amount of xx So calculated DTI ratio is xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent  xx .   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx I Tape Value: xx I Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "xx" (Lvl 3) "Loan failed TRID total of payments test. Total of payments disclosed on final closing disclosure as $541,335.63. Calculated total of payments is $544,123.38 for an under disclosed amount of -xx Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final closing disclosure as xx Calculated finance charge is $257,682.43 for an under disclosed amount of -xx Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows investor challenged the appraisal due to which appraiser came back and changed the value to down from xx to xx Further details are not provided."
* LTV or CLTV exceeds 104% (Lvl 3)     "Collateral Value used for Underwriting:  xx  Loan Amount: xx LTV = 104.037%."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69480965	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,729.74	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.675%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 6/xx/2022, the subject mortgage was xx
The chain of assignment has been completed.
No active judgments/liens have been found against the subject borrower/owner/property.
Annual combined taxes for the year of 2021 have been paid off in the amount of xx
No delinquent taxes have been found for the prior year.
Loan is paid in full. As per review of latest payment history as of 2/xx/2022, the loan is paid in full by paying the lump sum amount of $554,403.43 for the due date of 2/xx/2022. The latest payment history reflects the UPB in the amount of $0.00.	Collections Comments:Loan is performing.
As per review of latest payment history as of 5/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received in the amount ofxx . The next due date isxx. The latest payment history reflects the UPB in the amount of $xxx
As per final 1003, borrower isxx
No visible damage/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -xx Comment: Age of loan is 17. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -7 (Days) Variance %: Comment: Note doc date is 10/xx/2020. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.67%. Tape showd DTI issue. Further details are not available. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx The borrower’s income is $6,852.67 and total expenses are in the amount of xx and the loan was underwritten by DU xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48762392	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,956.52	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	22.031%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 6/xx/2022, the subject mortgage was originated xx
The chain of assignment has been completed.
No active judgments/liens have been found against the subject borrower/owner/property.
Annual combined taxes for the year of 2021 have been paid off in the amount of xx
No delinquent taxes have been found for the prior year.
Loan is paid in full. As per review of latest payment history as of 3/xx/2022, the loan is paid in full by paying the lump sum amount of $471,031.47 for the due date of xx. The latest payment history reflects the UPB in the amount of $0.00.	Collections Comments:
Loan is paid in full. As per review of latest payment history as of 3/xx/2022, the loan is paid in full by paying the lump sum amount of $xxxfor the due date of xx. The latest payment history reflects the UPB in the xx
As per final 1003, borrower is xx
No visible damage/repairs have been found.
No evidences have been found regarding foreclosure process and bankruptcy case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 16 Tape Value: xx |---| -2 |----| -xx Comment: age of loan is 16. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 2xx .   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Lxx    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance is Limited Cash out. Tape Source: Initial Tape Type:	4: Unacceptable	* Title issue (Lvl 4) "As per the final title policy (lxx , an exception is raised for the covenants contained in the Declaration recorded as document xx- relating to the creation of xx xx There is a risk that the HOA could be in senior position."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows borrower was not employed prior to closing. Further details are not available. Unable to rely on documents in file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76432716	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,379.79	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	45.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 6/xx/2022, the subject mortgage was xx
The chain of assignment has been completed.
No active judgments/liens have been found against the subject borrower/owner/property.
Annual combined taxes for the year of 2021-2022 have been paid off in the amount of xx
No delinquent taxes have been found for the prior year.
Loan is paid in full. As per review of latest payment history as of 6/xx/2022, the loan is paid in full by paying the lump sum amount of $230,762.65 for the due date of xx. The latest payment history reflects the UPB in the amount of $0.00.	Collections Comments:Loan is paid in full. As per review of latest payment history as of 6/xx/2022, the loan is paid in full by paying the lump sum amount of $xxxfor the due date of xx. The latest payment history reflects the UPB in the amount of xx
As per final 1003, borrower is xx
No evidences have been found regarding foreclosure process and bankruptcy case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 16 |---| -1 |----| -xx Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.45%. Tape shows DTI issue. Further details are not available. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx The borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13508690	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,931.88	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	42.382%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was xx

There is no chain of assignment. Currently the subject loan is with original lender xx
No active judgments or liens have been found.

1st, 2nd, 3rd and 4th county taxes of 2022 have been paid in the total amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount of $4,427.40 which was applied for due datexx. The current P&I is in the amount of $2,545.96 and current PITI is in the amount of $4,427.40 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is xx. The last payment was received on 5/xx/2022 in the amount of xx
As per final application, the borrowerxx
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
As per the comment dated 9/xx/2022, the borrower xxx is deceased.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $590.43 + Hazard Insurance xx + Flood Insurance $00 + MI $00 + HOA Dues $00 ) equals xx and All Other Monthly payments are xx The Borrowers Total Monthly income Verified as xx Hence, Post-Close DTI per xx is xx Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: xx    Comment: Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows DTI is at 50.926%. AUS reflecting 50.926% is missing from the loan documents. No further details available. Unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11407403	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,257.28	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	41.665%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was xx . There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx . No active liens and judgments have been found against borrower and property. There are no prior year real estate delinquent taxes.	According to the payment history as of 06/xx/2022, the borrower is current with the loan. The last payment was received on 06/xx/2022, which was applied for the due date of xx and the next due date for payment is 07/xx/2022.The P&I is in the amount of $3,668.79 and PITI is in the amount of $3,676.29. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/xx/2022, the borrower is current with the loan. The last payment was received on 06/xx/2022, which was applied for the due date of xx and the next due date for payment is 07/xx/2022.The P&I is in the amount of $3,668.79 and PITI is in the amount of $3,676.29. The UPB reflected as per the payment history is in the amount of $xxx The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence of damage or repairs has been found. No evidence has been found regarding COVID-19. As per 1003 the borrower isxx . The loan was originated on 9/xx/2021.The covid-19 attestation isxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD asxx . Calculated finance charge is $490,565.84 for an under disclosed amount of -$174.99. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement document is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/ineligible at xx Tape shows BWR income was not verified through tax transcripts. Further details not provided. Unable to rely on income document in file and unable to calculate ATR."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57004575	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,132.31	06/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	27.192%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/xx/2022, the subject mortgage was originated onxx . No active judgments or liens have been found. 1st and 2nd county taxes of 2021/2022 have been paid in the total amount of xx No prior year delinquent taxes have been found.	According to payment history as of 6/xx/2022, the borrower is current with and the next due date for payment is 8/xx/2022. The last payment was received on 6/xx/2022 in the amount of $4,454.23 which was applied for due date 7/xx/2022. The current P&I is in the amount of $3,473.29 and current PITI is in the amount of $4,454.23 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of 6/xx/2022, the borrower is current with and the next due date for payment is 8/xx/2022. The last payment was received on 6/xx/2022 in the amount of $4,454.23 which was applied for due date 7/xx/2022. The current P&I is in the amount of $3,473.29 and current PITI is in the amount of $4,454.23 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xxx As per final application, the borrower xx ”. No comment pertaining to the damage on the subject property has been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Date Application Received by Creditor Loan Value: 2/xx/2022 Tape Value: 1/xx/2022 |---| 34 (Days) |----| Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape reveals that the borrower mistakenly signed numerous documents, including the mortgage, with the incorrect date. Although the documents were signed on March xx, 2022, the Note, Mortgage, and Final CD all show the date of the documents as March xx, 2022. The subject property is situated in the state of California (escrow)."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9412121	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,613.95	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	45.703%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 6/xx/2022, the subject mortgage was xx
The assignment reflects the original lender xx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the tape data as of 6/xx/2022, the borrower is delinquent for 30 days. The date of last payment received is unavailable. The next due date for payment isxx. The P&I is in the amount of $1,094.71 and PITI is in the amount of $1,094.71. The UPB reflected as per the tape data is in the amount of $xx.	Collections Comments:The loan is currently in collections. According to the tape data as of 6/xx/2022, the borrower is delinquent for 30 days. The date of last payment received is unavailable. The next due date for payment isxx. The P&I is in the amount of $1,094.71 and PITI is in the amount of $1,094.71. The UPB reflected as per the tape data is in the amount of $xxx
The subject property is owner-occupied.
As per the 1003 document the borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Date Application Received by Creditor Loan Value: xx Tape Value: xx |---| 2 (Days) |----| Comment: Updated as per initial application date. Tape Source: Initial Tape Type:
																																																																																				Field: MI Company Loan Value: Essent Tape Value: Other Variance: Variance %: Comment: Updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 45.703%. Seller tape shows income miscalculation and revised income of xx may push DTI higher. Unable to rely on documents in file and unable to calculate ATR."		* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.703% as the borrower’s income is $4,333.33 and total expenses are in the amount of xx and the loan was underwritten by DU (xx recommendation is Approve/xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90186744	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,455.13	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	26.304%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2023, the subject mortgage was xx
There is no chain of assignment. Currently, the mortgage is with original lender xx
There is a code enforcement lien against the subject property in favor of the xx
The first and second installments of county taxes for 2021 have been paid in the total amount of xx
The first installment of county taxes for 2022 is due in the amount of xx
No prior year’s delinquent taxes have been found.	According to payment history as of 3/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 3/xx/2023 in the amount of $2,006.71 (PITI) which was applied for due date 3/xx/2023. The current P&I is $1,425.05 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 3/xx/2023, the borrower is current with the loan and the next due date is xx
The loan has not been modified since origination.
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage on the subject property has been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 5 Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "The net operating income is $18,857.68 and annual payments are $26,644.92 and their debt service cover ratio (DSCR) is 0.71 which is less than 1.00."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and approved at 26.30%. The tape shows the loan closed with an incorrect adjustable rate index. The mortgage rider has the disclosure. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10085907	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$382.20	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.278%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 04/xx/2023, the subject mortgage was originated on 09/xx/2021 with the lender xx
The chain of assignment has not been completed. Currently, the mortgage is with original lender xx
No active judgments or liens have been found.
All prior year’s taxes have been paid.

As per the review of payment history as of 03/xx/2023, the borrower is current with the loan and next due date is 05/xx/2023. The last payment was received on 03/xx/2023 in the amount of $784.63 which was applied for the due date of 04/xx/2023. The current P&I is $605.53 and PITI is $784.63. The UPB is $xx.

Collections Comments:The loan is currently performing.
As per the review of payment history as of 03/xx/2023, the borrower is current with the loan and next due date is 05/xx/2023. The UPB is $xxx
Covid19 attestation is available in loan file located at (xx
As per final application, the borrower has been xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The appraisal report xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: 4   Variance: 356   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx         Tape Value: xx         Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: 5/xx/2024 Variance: xx (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "There is mismatched in the property address between tape data, note, title policy and vesting deed. The tape mortgage and note shows the xx , as per the vesting deed and title policy, the property address is "xx ".	* MI, FHA or MIC missing and required (Lvl 3) xx is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4366382	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,806.83	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	55.846%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2023, the subject mortgage was xx There is no chain of assignment. Currently, the assignment is with original lender xx No active judgments or liens have been found. The annual installments of county taxes for 2022 have been paid in the amount of $2,694.56 on 11/xx/2022. No prior year’s delinquent taxes have been found.	According to payment history as of 3/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 3/xx/2023 in the amount of $2,055.80 (PITI) which was applied for due date 3/xx/2023. The current P&I is $1,383.04 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 3/xx/2023, the borrower is current with the loan and the next due date is 4/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final application, the borrower has been xx
No details pertaining to the damage on the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx omment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/xx/2021 does not reflect points - loan discount fee. However, CD dated 8/xx/2022 reflects points - loan discount fee at $1,969.32. This is an increase in fee of $1,969.32 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on 8/xx/2022 and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the FHA case number and appraisal expired prior to ordering the update. Appraisal report dated 3/xx/2022 was subject to repairs with value ofxx
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2193	1909
6361757	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	No	Not Applicable	First	$0.00	$1,150.20	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	47.990%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2023, the subject mortgage was xx There is no chain of assignment as the subject mortgage is with the original lender xx No active judgments or liens have been found against the borrower/subject property. The delinquent taxes for the prior year have not been found.	According to the payment history as of 03/xx/2023, the borrower is current with the loan. The last payment was received on 03/xx/2023 which was applied to 03/xx/2023. The next due date is 04/xx/2023. The current P&I is $2,587.97 and PITI is $3,251.02. The current UPB is $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 03/xx/2023, the borrower is current with the loan. The next due date is 04/xx/2023. The current UPB is $xxx No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been “xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx ariance %: Comment: Note date is 05/xx/2022. Tape Source: Initial Tape Type: Field: Stated Maturity Date Lxx %: Comment: Stated maturity date is 06/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 48%. The tape shows the borrower does not have sufficient income documentation. Two years of business tax returns for the SE income is available in the loan documents. Further details not provided. Lender defect, unable to calculate ATR. The subject loan was xx	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed the TILA finance charge test due to TILA finance charge disclosed on final CD as $451,778.97. Calculated Finance charge is $452,427.97 for an under disclosed amount of -$649.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.990%, the borrower’s income is $7,974.68 and total expenses are in the amount of $3,827.02 and the loan was underwritten by LP (xx and its recommendation is "xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 5/xx/2022. Notary's signature date on the deed of trust is 5/xx/2022. Note date is 5/xx/2022."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2368	2127
24221288	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$383.30	02/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	46.347%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2023, the subject mortgage was xx There is no chain of assignment. Currently, the assignment is with original xx The annual installments of combined taxes for 2022 have been paid in the amount of xx on No prior year’s delinquent taxes have been found.	According to payment history as of 3/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 2/xx/2023 in the amount of $1,211.31 which was applied for due date 3/xx/2023. The current P&I is $1,211.31 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 3/xx/2023, the borrower is current with the loan and the next due date is 4/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final application, the borrower has been xx
The seller's tape data shows the borrower is not working and does not plan to go to work.
No details pertaining to the damage on the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Variance: - xx Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/xx/2022 does not reflects Title - Escrow Fee. However, CD dated 10/xx/2022 reflects Title -xx . This is an increase in fee of $350.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.34%. The tape and file shows BWR is not employed, which may push DTI higher. Lender defect, unable to calc ATR. The subject loan was originated on xx and the 3-year SOL is active." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.34%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	733
87658785	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,732.08	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes			37.762%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 04/xx/2023 shows that the subject mortgage was xx However, the current assignment is with the original lender “xx ” No active liens and judgments have been found against the borrower and subject property. The annual county taxes for 2022 have been paid in the amount of $6,462.80 on 11/xx/2022. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 03/xx/2023, the borrower is current with the loan and the next due date is 04/xx/2023. The last payment was received on 03/xx/2023 in the amount of $1920.86 which was applied for the due date of 03/xx/2023. The current P&I is $1400.71 and PITI is $1920.86. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 03/xx/2023, the borrower is current with the loan and the next due date is 04/xx/2023. The UPB is $xxx The Covid-19 attestation is available in loan file located at xx As per final application, the borrower has been xx No damages have been reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx ---| -17.647% |----| -xx Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: 1/xx/2052 Variance: -xx Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.76%. The tape shows that undisclosed debt may push DTI higher. Borrower defect, unable to calc ATR. The subject loan was originated on xx and the 3-year SOL is active." * ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -xx Reason for finance charge under disclosure is unknown. Subject loan is purchase case, originated on xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	Not Applicable
64542394	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	$0.00	$862.90	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	37.978%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 4/xx/2023, the subject mortgage was xx The chain of assignment has been completed. Currently, the assignment is with the original lender “xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2022 have been paid on 1/xx/2023 in the amount of $862.90. No prior year’s delinquent taxes have been found.	According to latest payment history as of 3/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 3/xx/2023 in the amount of $1,859.64 which was applied for the due date 3/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,455.28 and the interest rate is 5.750%.	Collections Comments:The loan is currently performing, and the next due date is 4/xx/2023. The last payment was received on 3/xx/2023 in the amount of $1,859.64 which was applied for the due date 3/xx/2023. The unpaid principal balance is $xxx The current P&I is $1,455.28 and the interest rate is 5.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value:xx ----| -xx Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value:xx riance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "The tape shows a non-participating borrower has provided funds to close, which is not permitted on this loan program. A review of the loan document shows that the non-participating borrower is paying 25% of the purchase price as a down payment and closing costs of xx * DSCR is less than 1.00 (Lvl 3) "Net operating income is $21,792.76 and annual payments are $22,365.60. The debt service cover ratio (DSCR) is 0.97, which is less than 1.00."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2298	Not Applicable
34911795	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,483.66	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	34.380%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2023, the subject mortgage was xx There is no chain of assignment as the subject mortgage is with the originalxx No active judgments or liens have been found against the borrower/subject property. The delinquent taxes for the prior year have not been found.	According to the payment history as of 03/xx/2023, the borrower is current with the loan. The last payment was received on 03/xx/2023 which was applied to 03/xx/2023. The next due date is 04/xx/2023. The current P&I is $1,977.45 and PITI is $2,901.79. The current UPB is $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 03/xx/2023, the borrower is current with the loan. The next due date is 04/xx/2023. The current UPB is $xxx No post-closing bankruptcy or foreclosure activity has been found. The evidence of the current condition of the subject property is not available in the latest collection comments. No damage or repairs have been found. As per the final loan application, the borrower has been xx Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower's last name is xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 34.38%. The tape shows that debt miscalculation may push DTI higher. Lender defect, unable to calc ATR. The subject loan was xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $14,805.40 exceeds fees threshold of $10,356.81 over by +$4,448.59.
 The below fees were included in the test:
 Lender's Title Insurance Policy paid by xx Title - Tax Certificate paid by Seller: $21.00 Title - Texas Guaranty Fee paid by Borrower: $2.00 Underwriting Fee paid by Borrower: $675.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $14,805.40 exceeds fees threshold of $10,356.81 over by +xx
 The below fees were included in the test:
 Lender's Title Insurance Policy paid by Borrower: xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2143	Not Applicable
30371984	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,202.34	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 04/xx/2023, the subject mortgage was xx
There is no chain of assignment as the subject mortgage is with original lender xx
There is one judgment against the borrower in favor of xx
All prior years’ taxes have been paid.

As per the review of payment history as of 03/xx/2023, the borrower is current with the loan and next due date is 05/xx/2023. The last payment was received on 03/xx/2023 in the amount of $1244.33 which was applied for the due date of 04/xx/2023. The current P&I is $975.05 and PITI is $1244.33. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 03/xx/2023, the borrower is current with the loan and next due date is 05/xx/2023. The UPB is $xxx
As per final application, the borrower has been xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated 10/xx/2022, the subject property is xx
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Flood Certificate Hazard Insurance Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock xx Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised loan estimate dated 01/xx/2022 reflects Points - Loan Discount Fee at $391.00. However, CD dated 2/xx/2019 reflects Points - Loan Discount Fee at $392.08. This is an increase in fee of $1.08 for charges that cannot increase. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx 3 years."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan was repurchased from GNMA and has no mortgage insurance. The loan is current and the next due date is 3/xx/2023."
* MI, FHA or MIC missing and required (Lvl 3)     "xx
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11135266	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,208.83	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	37.852%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 4/xx/2023, the subject mortgage was xx The chain of assignment has not been completed. Currently, the assignment is with the original lender “xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2022 have been paid on 12/xx/2022 in the amount of $1,208.83. No prior year’s delinquent taxes have been found.	According to latest payment history as of 3/xx/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on 3/xx/2023 in the amount of $667.12 which was applied for the due datexx. The unpaid principal balance is $xx. The current P&I is $476.89 and the interest rate is 3.500%.	Collections Comments:The loan is currently performing, and the next due date is 5/xx/2023. The last payment was received on 3/xx/2023 in the amount of $667.12 which was applied for the due date 4/xx/2023. The unpaid principal balance is $xxx The current P&I is $476.89 and the interest rate is 3.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
Employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures Right of Rescission Transmittal (1008)	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 37.85%. The tape shows that the rental income and expenses were not included in the DTI calculation, which may push the DTI higher. Lender defect; unable to calculate ATR. The subject loan originated on 12/xx/2021, and the 3-year SOL is active."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial closing disclosure is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2044	Not Applicable
38390008	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,981.57	03/xx/2023	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.999%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 4/xx/2023 shows subject mortgage was xx

The chain of assignment is incomplete. The loan is currently assigned to xx

There are multiple water/sewer liens against the subject property in the total amount of $xx

First installment of county taxes for 2021 have been partially paid in the amount of $228.00 on 2/xx/2023.

First installment of county taxes for 2022 are due in the amount of xx  on 5/xx/2023.
Second installment of county taxes for 2022 are due in the amount of x  on 11/xx/2023.

As per updated title report, no prior year's taxes are delinquent.	As per the review of updated payment history dated xx, the borrower is current with the loan, and the next due date of payment isxx. The last payment was received on 3/xx/2023 in the amount of $583.08, which applied to 3/xx/2023. The current P&I is $498.23 with an interest rate of 12.8750%. The UPB mentioned in the updated payment history is $xx.	Collections Comments:The loan is in performing. The borrower "xx" filed for bankruptcy under chapter 13 with case#09-72001 on 10/xx/2009. The borrower was discharged on 08/xx/2012 and has been terminated on 08/xx/2012. The date of last filing bankruptcy was 08/xx/2012.

The foreclosure was initiated in 2019 with the loan. The complaint xx

As per the review of updated payment history dated 4/xx/2023, the borrower is current with the loan, and the next due date of payment is 4/xx/2023. The last payment was received on 3/xx/2023 in the amount of $583.08, which applied to 3/xx/2023. The current P&I is $498.23 with an interest rate of 12.8750%. The UPB mentioned in the updated payment history is $xx.

The property is owner-occupied and in average condition.

Foreclosure Comments:The foreclosure was initiated in 2019 with the loan. The complaint xx
Bankruptcy Comments:According to the PACER, the debtors "xx " filed for bankruptcy under chapter 13 with xx on 10/xx/2009. As per voluntary petition schedule D (Doc# 1) shows that the amount of claim without deducting the value of the collateral is $xx Hence, the unsecured portion is $0.00. The borrower was discharged on 08/xx/2012 and the case was terminated on 08/xx/2012.	Not Applicable	Affiliated Business Disclosure
Balloon Rider
Credit Application
Final Truth in Lending Discl.
Hazard Insurance
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Balloon Rider Missing (Lvl 2)     "As per the note, the loan type is a balloon ARM rate note. However, the balloon rider is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IN. The following state disclosures are missing from the loan file;
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "The note states, "If the index is no longer available, the note holder will choose a new index that is based upon comparable information." The note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23879625	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$959.42	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 04/xx/2023 shows that the subject mortgage was xx

The chain of assignment is incomplete. The current assignment is with “xx

No active liens and judgments have been found.

No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on 3/xx/2023, which was applied for the due date of 3/xx/2023 and the next due date for payment isxx. The P&I is $488.28 and the interest rate is 10.125%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2023, the borrower is current with the loan. The last payment was received on 3/xx/2023, which was applied for the due date of 3/xx/2023 and the next due date for payment is 4/xx/2023. The P&I is $488.28 and the interest rate is 10.125%. The current UPB is $xxx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage/repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: 7/xx/2003   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx    Tape Value: 9/xx/2006   Variance: -31 (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date Loan Value: xx Tape Value: 9/xx/2023 Variance: -31 (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TILA is missing from the loan document."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan document."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
46271325	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$623.61	$1,115.68	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was xx . However, it should be with xx
There are 2 active prior mortgages against the subject mortgage; the first is in favor of the xx

The first installment of county taxes for xxhave been paid on xx in the amount of xx.
The second installment of county taxes for xx is delinquent in the amount of xx, which was good through xx.
According to latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount ofxx which was applied for the due datexx. The unpaid principal balance isxx. The current P&I isxx and the interest rate is xx

Collections Comments:The loan is currently performing, and the next due date is xx . The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx, the borrower deceased and the death certificate was received on 7/xx/2021. As per the comment dated 4/xx/2020, the reason for default is curtailment of income. As per the comment dated xx, the roof of the subject property was damaged. The property needs repairs. As per the comment dated 10/xx/2020, the subject property is located in a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower #2 Last Name Loan Value:xx pe Value: xx --| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx  Tape Value: xx ariance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 7/xx/2003   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx    Tape Value: xx    Variance: 28 (Days)   Variance %:    Comment: 4/xx/2023   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx       Tape Value: xx       Variance:    Variance %:    Comment: xx       Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Refinance   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Refinance Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is not hand dated by the borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87622935	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$10,540.58	04/xx/2023	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/xx/2012	xx	xx	2.000%	$285.79	05/xx/2012	Financial Hardship	The review of the updated title report dated 0xx shows that the subject mortgage was xx " The chain of assignments is incomplete. The current assignee is "xx," which was recorded on 10/xx/2020. However, it should be "xx here are three real estate tax liens found against the subject property in the total amount of $12,005.05 in favor of "xx ," which were recorded on different dates: 02/xx/2006, 06/xx/2006, and 03/xx/2008, respectively. The third and fourth installments of combined taxes for 2023 are due on 7/xx/2023 and 10/xx/2023 in the total amount of $1,647.82. The fourth installment of school taxes for 2022 is due on 4/xx/2023 in the amount of $493.64. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received onxx in the amount of $1,065.75(PITI) which was applied to the due date ofxx. The current P&I is $374.53 and the rate of interest is 3.875%. The current UPB reflected in the payment history is $89,099.46.	Collections Comments:The current status of the loan is performing. According to the payment history as of 4/xx/2023, the borrower is current with the loan, and the next due date is 5/xx/2023. The current UPB reflected in the payment history is $89,099.46. The loan was modified on 3/xx/2012 with a modified principal balance of $xxx According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with cas xx The borrower was discharged on 10/xx/2011, and the case was terminated on 11/xx/2011. No foreclosure activity has been found. The occupancy and current condition of the subject property are not available in the collection comments. No damage pertaining to the subject property has been found.
Foreclosure Comments:The foreclosure was initiated in 2005. As per the documentxx he notice of pendency was filed by the creditor on 8/xx/2005. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower,xx	The step-modification agreement that was signed between the borrower "xx " and lender "xx " with an effective date of 03/xx/2012 shows the new modified principal balance of $xx, out of which $xx is an interest-bearing amount and the deferred amount is $10,900.00. The borrower agreed to pay the modified monthly P&I of $285.79 with a modified interest rate of 2.000% starting on 05/xx/2012, which will be changed in 3 steps until the new maturity date of 04/xx/2033. The rate will change in 3 steps, which end at 3.875%. There is a balloon payment for the amount of $71,272.96 (which is part of the interest-bearing amount) that will be paid on the maturity date.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value:xx Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value:xx    Comment: 4/xx/2023   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: 5/xx/2017   Variance: -xx (Days)   Variance %:    Comment:xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.000%   Tape Value: 3.000%   Variance: -xx   Variance %: -1.00000%   Comment: 2.000%   Tape Source: Initial   Tape Type:
Field: Mod Step 10 Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 10 Rate   Loan Value: Not Applicable   Tape Value: 3.875%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 5/xx/2017   Tape Value: 6/xx/2017   Variance: -31 (Days)   Variance %:    Comment: 5/xx/2017   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 5/xx/2018   Tape Value: xx   Variance: 242 (Days)   Variance %:    Comment: 5/xx/2018   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 3.875%   Tape Value: 3.000%   Variance: 0.875%   Variance %: 0.87500%   Comment: x   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 5/xx/2018   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 3.875%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: Not Applicable   Tape Value: 9/xx/2018   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 3.875%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 6 Date   Loan Value: Not Applicable   Tape Value: 4/xx/2019   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 3.875%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 7 Date   Loan Value: Not Applicable   Tape Value: 9/xx/2019   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 3.875%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 8 Date   Loan Value: Not Applicable   Tape Value: 9/xx/2020   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 8 Rate   Loan Value: Not Applicable   Tape Value: 3.875%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 9 Date   Loan Value: Not Applicable   Tape Value: 9/xx/2021   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 9 Rate Loan Value: Not Applicable Tape Value: 3.875% Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "The note states, "If the index is no longer available, the note holder will choose a new index that is based upon comparable information." The note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43142036	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,920.71	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.911%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2023 shows that the subject mortgage was xx . The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx . It should be ‘xx’. No active judgments or liens were found. The 2022 combined annual taxes are paid off in the amount of $3,920.71 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2023, the borrower is current with the loan, and the next due date is 06/xx/2023. The last payment was received on 05/xx/2023 in the amount of $1,663.93 (PITI) and was applied to the due date of 05/xx/2023. The monthly P&I is in the amount of $1,250.86 with an interest rate of 8.250%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2023, the borrower is current with the loan, and the next due date is 06/xx/2023. The current UPB is $xxx As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the property is occupied by the borrower. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Borrower DTI Ratio Percent Loan Value: xx
Field: Borrower First Name   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: Borrower first name is xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx Drive Tape Source: Initial Tape Type:	3: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU report is missing from loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § xx (1)) due to an APR calculated at xx exceeds APR threshold of xx over by +2.303%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xx (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	Not Applicable
65651505	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,596.68	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Other	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.030%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 05/xx/2023, the subject mortgage was xx There is no chain of assignments as the subject mortgage is with original lender xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 04/xx/2023, the borrower is current with the loan and the next due date is 05/xx/2023. The last payment was received on 04/xx/2023 in the amount of $3468.95 which was applied for the due date of 04/xx/2023. The current P&I is $2885.07 and PITI is $3468.95. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 04/xx/2023, the borrower is current with the loan and the next due date is 05/xx/2023. The UPB is $xxx As per final application, the borrower has been the xx The covid-19 attestation is available in loan file xx As per comment dated 08/xx/2022, the subject property is owner-occupied. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.783% exceeds APR threshold of 4.500% over by +2.283%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 xx due to an APR calculated at xx exceeds APR threshold of 4.500% over by xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
46950171	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,584.94	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	41.761%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/xx/2023 shows the subject mortgage was xx The chain of assignments is incomplete. The loan is currently assigned to xx It should be xx. No active judgments or liens have been found. The semi-annual county taxes for 2022 were paid in the total amount of $2,584.94 on xx and 4/xx/2023 respectively. As per the updated title report, no prior year's taxes are delinquent.	As per the review of updated payment history dated 5/xx/2023, the borrower is current with the loan, and the next due date of payment is xx. The last payment was received in the amount of $1,426.92, which applied toxx. The current P&I is $1,148.38 with an interest rate of 6.125%. The UPB mentioned in the updated payment history is $xx.	Collections Comments:The loan is performing. As per the review of updated payment history dated 5/xx/2023, the borrower is current with the loan, and the next due date of payment is 5/xx/2023. The UPB mentioned in the updated payment history is $xxx No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final application, the borrower has been xx property is owner-occupied and in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	3: Curable	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/LP is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2021 does not reflect points - loan discount fee. However, CD dated 07/xx/2021 reflects points - loan discount fee at $1,890.00. This is an increase in fee of xx for charges that cannot increase. xx
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 6.630% exceeds APR threshold of 4.500% over By xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed CA AB 260 higher-priced mortgage loan test due to APR calculated 6.630% exceeds APR threshold of xx over By xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			712	Not Applicable
58994453	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,494.02	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.148%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 05/xx/2023 shows that the subject mortgage wasxx There is one prior child support lien against "xx There are two child support liens against Axx which were recorded on different dates in favor of “xx The first installment of annual county taxes for 2022-23 has been paid on 12/xx/2022 in the amount of $2,247.01. The second installment of annual county taxes for 2022-23 has been paid on 04/xx/2023 in the amount of $2,247.01.	Review of the payment history as of 5/xx/2023 shows that the borrower is current on the loan. The last payment was received on 4/xx/2023 in the amount of $2,628.96, which was applied to the due date of xx, and the next due date is 6/xx/2023. The rate of interest is 6.500%, and The current UPB is $xx.	Collections Comments:The loan is current.
Review of the collection comments states that the borrower is current on the loan. The last payment was received on 4/xx/2023 in the amount of $2,628.96, which was applied to the due date of 5/xx/2023, and the next due date is 6/xx/2023. The rate of interest is 6.500%, and the current UPB is $xxx
No information has been found regarding the foreclosure, bankruptcy, and damage to the subject property in the available servicing comments.
As per the final application, the borrower xxx has been xx
The loan was originated on 07/xx/2021 and the covid-19 attestation is xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: xx Tape Type: Field: Borrower DTI Ratio Percent xx Field: Original Appraised Value Loan Value: xx Tape Value: $xx Variance: $xx Variance %: xx Comment: Tape Source: xx Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: xx Tape Type: Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: xx Tape Type:	2: Acceptable with Warnings			* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test (12 CFR § xx due to APR calculated 6.860% exceeds APR threshold of 4.480% over By +2.380%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. Loan failed CA AB 260 Higher-Priced Mortgage Test (CA AB 260, California Financial Code Division 1.9 xx due to APR calculated xx exceeds APR threshold of xx over By xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
16295007	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,529.40	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	41.798%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2023, shows that the subject mortgage was xx “ . However, it should be with xx No active liens and judgments have been found against the borrower and subject property. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2023, the borrower is current with the loan. The last payment was received on 4/xx/2023, which was applied for the due date ofxx and the next due date for payment is xx. The P&I is $2,287.83 and PITI is $2,764.54. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2023, the borrower is current with the loan. The last payment was received on 4/xx/2023, which was applied for the due date of 4/xx/2023 and the next due date for payment is 5/xx/2023. The P&I is $2,287.83 and PITI is $2,764.54. The UPB reflected as per the payment history is $xxx The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per 1003, the borrower has been xx . The loan was originated on 08/xx/2021 and the covid-19 attestation isxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Original Appraised Value Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Na Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Na Tape Source: Initial Tape Type: Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Na Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test (12 CFR § xx ) due to APR calculated 6.850% exceeds APR threshold of 4.430% over By xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). Loan failed CA AB 260 Higher-Priced Mortgage Loan Lending Policies test (CA AB 260, California Financial Code Division 1.9 xx due to APR calculated xx exceeds APR threshold of 4.430% over By xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	Not Applicable
47798142	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$631.07	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2023 shows that the subject mortgage was xx " The chain of assignments has not been provided. However, the current mortgage is with the original lender, "xx However, it should be with "xx lien found against the subject property in favor of "xx which was recorded on 03/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2023, the borrower is current with the loan and the next due date is 6/xx/2023. The last payment was received on xx in the amount of $1,513.56 (P&I), which was applied to the due date of xx. The current rate of interest is 6.875%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2023, the borrower is current with the loan and the next due date is 6/xx/2023. The current UPB is $xxx
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the comment dated 8/xx/2022, the subject property was damaged and the borrower wanted to make a claim. Unable to confirm the cause of damage, date of loss, and estimated cost of repairs from the available collection comments. No completion of the repairs has been found.
As per the final application, the borrower “xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: As per Tape data, Post Close DTI is xx However FinalApplication documents reflect as 39.691%. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per tape data, appraised value is xx However original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The PH string reversed xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The PH string reversed xx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to APR calculated xx exceeds APR threshold of xx over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation xx (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	Not Applicable
99309573	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,098.32	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.407%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2023, the subject mortgage was xx " There is no chain of assignments. Currently, the assignment is with the original lender, xx However, it should be ‘xx ’. There is one prior state tax lien against 'xx ’ in favor of "The Franchise Tax Board of the xx in the amount of $xx. However, the SSN# is not matched with the borrower. The county taxes for 2021-2022 were paid off in the amount of $3,098.32. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2023, the borrower is current with the loan, and the next due date is xx. The last payment was received on 4/xx/2023 in the amount of $1,948.26 (PITI), which was applied for the due date ofxx. The current P&I is $1,566.78, with an interest rate of 6.875%. The current UPB is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of 5/xx/2023, the borrower is current with the loan, and the next due date is 5/xx/2023. The current UPB is $xxx As per the final application, the borrower has been xx the reason for default is servicing problems. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. The occupancy of the subject property is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx % |----| xx Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.237% exceeds APR threshold of xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at xx exceeds APR threshold of 4.640% over by xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	Not Applicable
47683816	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,991.75	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Other	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2023 shows that the subject mortgage was xx ." The chain of assignments has not been provided. However, the current assignment is with the original lender, xx However, it should be with xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is 6/xx/2023. The P&I is $1,428.59 and PITI is $1,808.36. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2023, the borrower is current on the loan. The P&I is $1,428.59 and the PITI is $1,808.36. The current UPB is $xxx The subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per 1003, the borrower has been working at "xx as a server for 180 months. The loan was originated on 12/xx/2021 and the Covid-19 attestation is xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Comment: NA Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xxx Tape Value:xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.216% exceeds APR threshold of 4.660% over by +1.556%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xx (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	690
81288345	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,134.68	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.976%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2023 shows that the subject mortgage was xx The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx." It should be xx . No active judgments or liens were found. The town taxes for 2023 have been paid off in the amount of $7,134.68 on 04/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 04/xx/2023, the borrower is current with the loan, and the next due date is 05/xx/2023. The last payment was received on 04/xx/2023 in the amount of $3,149.57 (PITI), which was applied for the due date of 04/xx/2023. The monthly P&I is in the amount of $2,436.98 with an interest rate of 5.25%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2023, the borrower is current with the loan, and the next due date is 05/xx/2023. The current UPB is $xxx As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. As per the final application, the borrower has been the owner of "xx. The COVID-19 attestation isxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx |----| xx Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx   Variance: x   Variance %: xx   Comment: Original Appraised value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx Tape Source: Initial Tape Type:	3: Curable	* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.455% exceeds APR threshold of xx over by +0.795%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the MA 209 CMR xx Higher-Priced Mortgage Loan Test ((MA 209 CMR 32.35)) due to an APR calculated at 5.455% exceeds APR threshold of xx over by xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			560	Not Applicable
10173774	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$536.01	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	47.417%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/xx/2023 shows the subject mortgage wasxx and it was recorded on 2/xx/2022. The chain of assignments is incomplete. The loan is currently assigned toxx It should be xx. No active judgments or liens have been found. The county taxes for 2022-2023 were paid off in the total amount of $536.01. No prior year's taxes are delinquent.	As per the review of updated payment history dated 5/xx/2023, the borrower is current with the loan, and the next due date of payment is xx. The last payment was received in the amount of $1,091.06, which applied toxx. The current P&I is $998.57 with an interest rate of 4.375%. The UPB mentioned in the updated payment history is $xx.	Collections Comments:The loan is performing. As per the review of updated payment history dated 5/xx/2023, the borrower is current with the loan, and the next due date of payment is 5/xx/2023. The UPB mentioned in the updated payment history is $xxx No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final loan application, the borrower has been working at xx as a carpenter for 8.3 years. The property is owner-occupied and in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is $13,123.68 and annual payments (Debt Service) are $13,409.16 and the debt service cover ratio (DSCR) is 0.98 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2225	Not Applicable
90889158	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,234.50	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Other	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	18.254%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2023, the subject mortgage was xx There is no chain of assignment. Currently, the assignment is with the original lender, xx No active judgments or liens have been found. The first, second, third and fourth installments of county taxes for 2022-2023 have been paid in the total amount of $1,237.58. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $1,374.12 (PITI) which was applied for the due date ofxx. The current P&I is $1,211.99 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2023, the borrower is current with the loan and the next due date is 5/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final application, the borrower is self-employed. He has been thexx
Unable to determine the current condition and occupancy of the subject property.
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: x Comment: Tape Source: Initial Tape Type: xx Field: Original Appraised Value Loan Value: $xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan document." * Missing Required Disclosures (Lvl 3) "Operating income statement is missing from the loan document."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	757
34940053	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,040.10	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Alternative	No	Other	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			15.417%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2023, the subject mortgage was xx There is no chain of assignments as the subject mortgage is with the original lender, xx . However, it should be with xx. No active judgments or liens have been found. The second installment of county taxes for 2022 is due in the amount of $1020.05 on 06/xx/2023. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 05/xx/2023, the borrower is current with the loan and the next due date is 06/xx/2023. The last payment was received on 05/xx/2023 in the amount of $1773.51 which was applied for the due date of 05/xx/2023. The current P&I is $1403.02 and PITI is $1773.51. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 05/xx/2023, the borrower is current with the loan and the next due date is 06/xx/2023. The UPB is xx As per final application, the borrower has been the xx The covid-19 attestation is available in loan file xx No damages have been reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx xx Comment: As per seller tape DTI perc. xx but 1008 shows, xx Tape Source: Initial Tape Type: Field: Borrower First Name Loan xx Tape Value: xx Variance: Variance %: Comment: Note shows borrower first name is xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § xx (1)) due to an APR calculated at 7.609% exceeds APR threshold of 5.490% over by xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xx (c) and (d). Qualified mortgage loan test failed due to APR calculated xx exceeds APR threshold of xx over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2095	Not Applicable
4990251	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,077.47	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.897%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2023 shows that the subject mortgage was xx ." The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx It should be xx No active judgments or liens were found. The combined taxes for 2023 (1st installment) have been paid in the total amount of $1,049.76 on 04/xx/2023. The combined taxes for 2023 (2nd installment) are due in the total amount of $1,027.71 on 10/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2023, the borrower is current with the loan, and the next due date is 05/xx/2023. The last payment was received on 04/xx/2023 in the amount of $1,667.80 (PITI) and was applied to the due date of 04/xx/2023. The monthly P&I is in the amount of $1,357.46 with an interest rate of 6.625%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2023, the borrower is current with the loan, and the next due date is 05/xx/2023. The current UPB is $xxx As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per tape data, the subject property is occupied by the owner. As per the final application, the borrower has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx   Variance: xx    Variance %: xx   Comment: Original Appraised value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment history string reversed is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as $499,139.72. Calculated total of payments is $499,314.87 for an under disclosed amount of -$175.15. The disclosed total of payments of $499,314.87 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. Subject loan is purchase case, originated on 04/xx/2022 and the xx
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § xx (1)) due to an APR calculated at xx exceeds APR threshold of xx over by +1.616%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xx (c) and (d)."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37668759	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,845.82	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2023, the subject mortgage was xx There is no chain of assignment. Currently, the assignment is with the original lender, xx There is one UCC finance statement against the borrower in favor of “xx , which was recoded on 11/xx/2022. However, the amount of the lien is not mentioned on the supporting document. The first and second installments of county taxes for 2022 have been paid in the total amount of $2,845.82. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2023, the borrower is current with the loan and the next due date is 6/xx/2023. The last payment was received on 4/xx/2023 in the amount of $2,898.76 (PITI) which was applied for the due date of xx. The current P&I is $2,394.51 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2023, the borrower is current with the loan and the next due date is 6/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final application, the borrower has been xx .
No comment pertaining to the damage to the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated 4/xx/2022 reflects cash to in the amount of $130.02."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test xx exceeds APR threshold of 5.460% over by +1.767%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed.

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 xx due to an APR calculated at xx exceeds APR threshold of xx over by xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
5168980	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,028.58	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	18.253%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 05/xx/2023 shows that the subject mortgage was xx . The chain of assignment of the subject mortgage is not complete, as the subject mortgage is currently with “xx” xx ”. No active liens or judgments have been found on the updated title report. The second installment of supplemental county taxes for 2021 is due on 7/xx/2023 in the amount of $30.61. The second installment of supplemental county taxes for 2022 is due on 7/xx/2023 in the amount of $364.11.	Review of the payment history as of 4/xx/2023 shows that the borrower is current on the loan. The last payment was received on 4/xx/2023 in the amount of $1,297.20, which was applied to the due date of xx, and the next due date is 6/xx/2023. The rate of interest is 6.750%, and The current UPB is $xx.	Collections Comments:The subject loan is performing. Review of the collection comments shows that the borrower is current on the loan. The next due date is 6/xx/2023 and the current UPB is $xxx No information has been found regarding foreclosure, bankruptcy, damage, and Covid-19 in the available servicing comments. As per the final application, the borrower has been xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Tape Source: Initial Tape Type: Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD datedxx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase, originated on xx
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § xx (1)) due to an APR calculated at xx This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 xx due to an APR calculated at xx exceeds APR threshold of xx over by xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	Not Applicable
98048740	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$2,250.91	$936.81	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.953%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx with instrument# xx in the amount of xx . The chain of assignments has not been provided. However, the current assignment is with the original lender, xx. It should be with "xx". There is one UCC financial statement open against the borrower in favor of xx. County taxes for 2022 have been paid in the amount of xx. The second installment of county taxes for 2021 and 2022 is due in the total amount of xx. The first installment of county taxes for 2021 and 2022 is delinquent in the amount of xx, which was due on xx.	As per review of the payment history as of xx, the loan is performing. The last payment was received in the amount of xx which was applied for the due date of xx. The next due date is xx. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 8.125%.	Collections Comments:The loan is currently performing. As per the review of the payment history as of xx, the loan is performing. The next due date is xx. The current UPB as of the date reflected in the provided payment history is xx. No information has been found regarding the forbearance plan. As per the comment dated xx, the subject property was damaged. However, the estimated cost and type of damage are not mentioned in the collection comment. The details regarding the completion of repairs have not been found. As per seller tape data, the subject property is owner-occupied. As per 1003, the borrower has been working at xx. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.550% exceeds APR threshold of xx over by xx. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (xx) due to an APR calculated at 8.550% exceeds APR threshold of xx. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	Not Applicable
25919235	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,312.58	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	36.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx which was recorded on xx. There is no chain of assignments as the subject mortgage is with the original lender, "xx." However, it should be with xx. No active judgments or liens have been found. The second installment of county taxes for 2022 is due in the amount of xx.	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The UPB is xx. As per final application, the borrower has been working at xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 36.410% Tape Value: 41.991% |---| -5.581% |----| -5.58100% Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx  Variance: xx  Variance %: 3.03571%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Issue with the Initial CD (Closing Disclosure) (Lvl 3) "The settlement agent information is missing on the initial CD dated xx." * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.022% exceeds APR threshold of 6.670% over by +2.352%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
24732363	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,929.03	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx." The chain of assignments has not been provided. The current assignment is with the original lender, "xx." However, it should be with "xx". No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of 12.250% which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx, the borrower is current on the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of 12.250% which was applied for the due date of xx. The current UPB is xx. No bankruptcy or foreclosure evidence has been found. As per the final application, the borrower has been xx. No damage/repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Notice of Servicing Transfer Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Not Applicable Tape Value: 0.000% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 0.67   Tape Value: 0.79   Variance: -0.12   Variance %: -15.18987%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  Tape Value: xx  Variance: xx  Variance %: 0.71301%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "xx and annual payments are xx. The debt service cover ratio (DSCR) is 0.67, which is less than 1.00." * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			620	Not Applicable
63735157	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$576.77	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx shows that the subject mortgage was originated on xx with lender xx., which was recorded on xx for the amount of xx. The chain of assignment of the subject mortgage is not complete, as the subject mortgage is currently with "xx." instead of "xx." No active liens or judgments have been found on the updated title report. The first, second, third, and fourth installments of annual county taxes for 2022-23 have been paid in the amount of xx.	Review of the payment history as of xx shows that the borrower is current on the loan. The last payment was received on xx in the amount of xx, which was applied to the due date of xx, and the next due date is xx. The rate of interest is 10.990%, and the current UPB is xx.	Collections Comments:The subject loan is performing. Review of the collection comments shows that the borrower is current on the loan. The next due date is xx and the current UPB is xx. No information has been found regarding foreclosure, bankruptcy, damage, and Covid-19 in the available servicing comments. As per the final application, the borrower has been the owner of xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 2 |---| 1 |----| 50.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 0.70   Tape Value: 0.81   Variance: -0.11   Variance %: -13.58024%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx  Variance: xx  Variance %: 4.59113%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, annual payments are xx, and their debt service cover ratio (DSCR) is 0.70, which is less than 1.00."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			718	Not Applicable
1216608	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$393.59	$4,439.47	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx shows that the subject mortgage was originated on xx with xx as nominee for xx., which was recorded on xx for the amount of xx. The chain of assignment of the subject mortgage is not complete, as the subject mortgage is currently with "xx." instead of "xx." No active liens or judgments have been found on the updated title report. Annual combined taxes for 2022 have been partially paid on xx in the amount of xx and the remaining balance in the amount of xx is delinquent and good through xx.	Review of the payment history as of xx shows that the borrower is current on the loan. The last payment was received on xx in the amount of xx, which was applied to the due date of xx, and the next due date is xx. The rate of interest is 7.750%, and the current UPB is xx.	Collections Comments:The subject loan is performing. Review of the collection comments shows that the borrower is current on the loan. The next due date is xx and the current UPB is xx. No information has been found regarding foreclosure, bankruptcy, damage, and Covid-19 in the available servicing comments. Current employment details are not available on the final 1003. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Dicsloures Missing DU/GUS/AUS Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Not Applicable Tape Value: 0.000% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx  Variance: xx  Variance %: 2.80373%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, and annual payments are xx. The debt service cover ratio (DSCR) is 0.64, which is less than 1.00."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Mortgage Riders incomplete / inaccurate (Lvl 3)     "Rider to Sec. Inst. is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	Not Applicable
62534742	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,797.40	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	35.708%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx shows that the subject mortgage was originated on xx with lender xx., which was recorded on xx for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with xx.
No active liens or judgments have been found on the updated title report.
The first installment of annual county taxes for 2023 has been paid on xx in the amount of xx
The second installment of annual county taxes for 2023 is due on xx in the amount of xx.
Review of the payment history as of xx shows that the borrower is current on the loan. The last payment was received on xx in the amount of xx, which was applied to the due date of xx, and the next due date is xx. The rate of interest is 4.250%, and the current UPB is xx.	Collections Comments:The subject loan is performing.
Review of the collection comments states that the borrower is current on the loan and the next due date is xx. The current UPB is xx.
No information has been found regarding the foreclosure, bankruptcy, damage, and current occupancy in the available servicing comments.
As per the final application, the borrower has been working at “xx” as xx.
The loan was originated on xx. However we required covid-19 attestation which is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx-----------   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: ---------xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 35.70%. The tape shows that the BWR2 does not have a 2-year employment history of working two jobs and is an RN working variable hours on both jobs. BWR2 started with xx on xx and xx on xx. The income from secondary employment cannot be considered without a 2-year history. Lender defect, unable to calc ATR. The subject loan originated on xx and 3-year SOL is active."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: xx * GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx exceeds fees threshold of xx Over by xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) xx Points - Loan Discount Fee paid by Borrower: xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL of 1 year has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx delivered on xx which is more than 3 business days from initial application date xx. Subject loan is purchase case, originated on xx and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on final closing disclosure dated xx. Initial loan estimate dated xx reflects non-specific lender credit at xx. However, final closing disclosure dated xx reflects non-specific lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of 1 year has expired."
																																																																																								* LE/CD Issue date test Fail (Lvl 2) "Initial Loan Estimate is dated xx and electronically signed on xx which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of Initial LE. Subject loan is purchase case, originated on xx and the SOL of 1 year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20564628	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	711	Not Applicable	42.376%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx, in the amount of xx with xx. There is no chain of assignment. Currently, the assignment is with original lender xx. However, it should be with xx. There is one real estate tax lien against the subject property in favor of "xx", which was recorded on xx in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan and the next due date is xx. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at "xx" as a xx.
As per the appraisal report dated xx, which is located at "xx", there is some slow leaking around the chimney in unit 1; this leaking needs to be repaired, and the wall needs to be repaired and repainted. The estimated cost to cure is xx. No details have been found regarding the completion of the repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx----------   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: ---------xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the TRID Initial Loan Estimate dated xx was electronically provided without or prior to the borrower's consent to receive electronic disclosures. E-consent was not provided until xx, which was after the initial LE."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2130	Not Applicable
17894279	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,335.31	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	793	723	27.218%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx with the lender xx. in the amount of xx which was recorded on xx.
There is no chain of assignment as the subject mortgage is with the original lender, xx. The last assignment should be with xx.
There is prior credit card judgment against the borrower in favor of xx in the amount of xx which was recorded on xx.
The delinquent taxes for the prior year have not been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx. The next due date is xx. The current P&I is xx with an interest rate of 3.375%. The current UPB is xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx the borrower is current on the loan. The next due date is xx. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. As per the final loan application, the borrower has been working at xx.
As per the latest collection comment dated xx, the subject property has been impacted by the disaster. However, the type of disaster and the cost of repair are unable to be determined. Unable to confirm the current condition of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Payment History String Loan Value: xx Tape Value: xx------------ |---| |----| Comment: PH string is xx. Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: ------------xx   Variance:    Variance %:    Comment: PH string reversed is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address st is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows an ineligible condo project. Subject has excessive commercial space in the subject building of greater than 35%; the project is part of the same building containing the xx. Further details not provided. Elevated for client review."	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS at the time of closing is missing from the loan documents. Post-closure DU dated xx is available at "xx" and its risk recommendation is "Approve/Eligible" at 27.03% DTI."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68326385	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,318.80	04/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	696	41.091%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx. There is no chain of assignment as the subject mortgage is with the original lender, xx. No active judgments or liens have been found against the borrower/subject property. The delinquent taxes for the prior year have not been found.	According to the payment history as of 04/xx/2023, the borrower is current with the loan. The last payment was received on 04/xx/2023 in the amount of $4,221.81 (PITI) which was applied to the due date of 04/xx/2023. The next due date is 05/xx/2023. The current P&I is $3,573.86 with an interest rate of 5.250%. The current UPB is $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The current UPB is xx. No post-closing bankruptcy or foreclosure activity has been found. As per final loan application, the borrower has been working at xx as a xx.
As per the collection comment dated xx, the subject property has been impacted by the disaster. However, the type of disaster and the cost of repair are unable to be determined. Unable to confirm the current condition of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower #2 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: middle name is xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx--------------   Variance:    Variance %:    Comment: PH string string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: --------------xx Variance: Variance %: Comment: PH string reversed is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan was underwritten and closed as a limited cash-out refinance. However, the loan is a cash-out refinance, as the public records show that the property was purchased in 2017 and two liens were paid off through the proceeds of the subject loan, which closed on xx. The first lien with xx, and the private second lien with xx."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) " xx, the revised CD dated xx before final CD is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2007	2140
51874910	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,372.72	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	61.931%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx.”. The chain of assignments has not been provided. However, the current assignment is with the original lender, “xx”. No active judgments or liens were found. No prior year delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of 9.375% which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of 9.375% which was applied for the due date of xx. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final loan application, the borrower has been the contractor and owner of “xx.” for 132 months.
The subject property is owner occupied. No damage/repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 7 |---| -3 |----| -42.85714% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 61.931%   Tape Value: 49.431%   Variance: 12.500%   Variance %: 12.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: Not Applicable   Tape Value: 0.70   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx  Variance: -1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The subject loan originated as NOO. However, the final CD reflects non-mortgage debts of xx paid off through the subject transaction." * Occupancy concerns - (Lvl 4) "The subject loan originated as NOO. However, the final CD reflects non-mortgage debts of xx paid off through the subject transaction."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents." * Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Revised CD before CD is missing from loan documents." * Revised Loan Estimate is missing (Lvl 3) "Revised loan estimate is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test (xx) due to APR calculated 10.204% exceeds APR threshold of 6.700% over by +3.504%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	Not Applicable
26731433	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,604.39	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	36.021%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the tape as of xx, the borrower is current with the loan and the next due date is xx. The last payment received date is not available. The unpaid principal balance is xx. The current P&I is xx and the interest rate is 7.750%.

Collections Comments:The loan is currently performing and the next due date is xx.
The last payment received date is not available. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx has been xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx  Variance: -56 (Days)   Variance %:    Comment: Original note date is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase.

TRID violation due to decrease in lender credit in final closing disclosure dated xx. Initial LE dated xx reflects lender credit at xx. Final CD dated xx does not reflect lender credit. This is a decrease in fee of -$3,783.00 for lender credits that cannot decrease.
Subject loan is a purchase, originated on xx and the SOL is 1-year has expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.215% exceeds APR threshold of 7.120% over by +1.095%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11790543	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,773.24	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	668	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on xx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history tape data as of xx, the borrower is current with the loan. The next due date is xx. The current P&I is $1,071.02 and the interest rate is 7.250%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of xx, the borrower is current with the loan. The next due date is xx. The current P&I is $1,071.02 and the interest rate is 7.250%. The current UPB is $xxx
No bankruptcy and foreclosure evidence has been found.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Unable to confirm the current condition of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Original Standard LTV (OLTV) Loan Value: 40.464% Tape Value: 40.460% |---| 0.004% |----| 0.00400% Comment: As per appraisal CLTV is 40.464%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is $19,614.00, and annual payments (debt service) are $19,638.24. DSCR ratio is 0.88."	* Missing Initial 1003_Application (Lvl 2) "Initial 1003 is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91014453	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,314.03	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	37.565%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx. There is no chain of assignment. Currently, the assignment is with the original lender, xx. No active judgments or liens have been found. The annual installments of county and combined taxes for 2022 have been paid in the total amount of $1,314.03. No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $2,201.58 (PITI) which was applied for the due date of xx. The current P&I is $1,492.91 with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan and the next due date is xx. The current UPB reflected as per the payment history is $xxx
As per the final application, the borrower has been working at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx  Tape Value: $xx   Variance: xx   Variance %: 3.08008%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Value: xx  Variance: 25 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Tape Value: xx  Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38%. Tape shows insufficient assets to cover the reserve requirement for future employment. DU reflects that the total eligible assets verified were $14,256.50, the cash to close required was $4,898.68, and the reserves required were $11,739.15, creating a shortfall of only $2,381.33. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active. BWR DTI is only 37%. Downgraded to LVL2."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2217	Not Applicable
99651611	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$478.14	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	49.719%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx." The chain of assignments has not been provided. However, the current assignment is with an original lender, xx." No active judgments or liens were found. No prior-year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is $2,432.75 and PITI is $3,650.72. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is $2,432.75 and PITI is $3,650.72. The UPB reflected as per the payment history is $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per the final application, the borrower is xx. He has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final 1003_Application	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.719%   Tape Value: 49.710%   Variance: 0.009%   Variance %: 0.00900%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 49.719%   Tape Value: 49.710%   Variance: 0.009%   Variance %: 0.00900%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.71%. Tape shows income miscalculation may push DTI over 50%. Further details not provided. Lender defect, unable to calc ATR. The subject loan was originated on xx and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects transfer taxes at $3,257.00. However, CD dated xx reflects transfer taxes at $3,279.50. This is an increase in fee of $22.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $14,165.90 exceeds fees threshold of $12,767.86 over by +$1,398.04.
The below fees were included in the test:
Points - loan discount fee paid by borrower: $12,665.90
Processing fee paid by borrower: $1,500.00.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $14,165.90 exceeds fees threshold of $12,767.86 over by +$1,398.04.
The below fees were included in the test:
Points - loan discount fee paid by borrower: $12,665.90
																																																																																							Processing fee paid by borrower: $1,500.00."	* Missing Final 1003_Application (Lvl 2) "Final CD reflects the closing date as 10/xx/2022. However, the final 1003 was signed on xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2356	Not Applicable
97487505	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,457.74	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	45.047%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender xx. The chain of assignment has been completed. Currently, the assignment is with the original lender “xx”. No active liens or judgments have been found against the borrower or subject property. The first installment of city taxes for 2023 is due on xx in the total amount of $5,457.74. No prior year’s delinquent taxes have been found.	According to latest payment history as of xx, the borrower is current with the loan and the next due date is 7/xx/2023. The last payment was received on 6/xx/2023 in the amount of $2,167.77 which was applied to the due date of 6/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,660.58 and the interest rate is 6.750%.	Collections Comments:The loan is currently performing, and the next due date is 7/xx/2023. The last payment was received on 6/xx/2023 in the amount of $2,167.77 which was applied to the due date of 6/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx.
xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45%. Tape shows an SE income miscalculation, a missing required 2-year tax return, and a copy of a cancelled check supporting no tax dues with the IRS. Further details not provided. Lender defect, unable to calc ATR. The subject loan was originated on xx and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the qualified mortgage lending policy points and fees test due to fees charged: $8,249.13 fees threshold: $7,555.63 over by +$693.50.
The following fees were included in the test:
Mortgage broker fee (indirect) $5,120.50
Points - loan discount fee paid by borrower: $3,128.63"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2022 reflects points - loan discount fee at $2,873.00. However, CD dated 07/xx/2022 reflects points - loan discount fee at $3,128.63. This is an increase in fee of $255.63 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged: $8,249.13 fees threshold: $7,555.63 over by +$693.50.
The following fees were included in the test:
Mortgage broker fee (indirect) $5,120.50
Points - loan discount fee paid by borrower: $3,128.63"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.100% exceeds APR threshold of 6.810% over by +0.290%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.393% exceeds APR threshold of 6.810% over by +0.583%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.04% as the borrower’s income is $7,620.50 and total expenses are in the amount of $3,432.77 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 45.00%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692	Not Applicable
38808583	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	No	Not Applicable	First	$0.00	$11,078.91	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	Yes	768	798	37.442%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender xxfor the amount of xx. The chain of assignment has been completed. Currently, the assignment is with the original lender “xx”. There is a junior mortgage that was originated on xx and recorded on xx with the lender “xx” for the amount of xx. The first and second installments of town taxes for 2023 have been paid on 12/xx/2022 in the total amount of $5,539.46 and on 4/xx/2023 in the amount of $5,539.45. No prior year’s delinquent taxes have been found.	According to latest payment history as of 5/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The last payment was received on 5/xx/2023 in the amount of $5,277.12 which was applied to the due date of 6/xx/2023. The unpaid principal balance is $xx. The current P&I is $3,043.60 and the interest rate is 2.990%.	Collections Comments:The loan is currently performing, and the next due date is 7/xx/2023. The last payment was received on 5/xx/2023 in the amount of $5,277.12 which was applied to the due date of 6/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx.
xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Final application required MI.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx  Tape Value: Triad   Variance:    Variance %:    Comment: MI company as per certificate is xx.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Conventional   Tape Value:    Variance:    Variance %:    Comment: Final application reflect mortgage type is conventional.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows the subject property is an ineligible commercial property. Review of appraisal shows subject has 5 bedrooms, a few kitchens and a large parking lot. Property is called “xx” and is a bed and breakfast with reservations available on xx. Current UPB is $xx. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	808
26599107	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,268.68	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	671	712	45.069%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx." No chain of assignments has been found. The loan is currently with the original lender, "xx." There is a junior state tax lien active against the subject borrower in the amount of xx in favor of "xx. No delinquent taxes have been found for the prior year.	According to the payment history tape data as of 5/xx/2023, the borrower is current on the loan. The next due date is 6/xx/2023. The date of the last payment received is unable to be determined. The current P&I is $2,176.67 and the interest rate is 4.125%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data, the borrower is current on the loan. The next due date is 6/xx/2023. The date of the last payment received is not available. The current P&I is $2,176.67, and the interest rate is 4.125%. The current UPB is $xxx No bankruptcy or foreclosure evidence has been found. No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated with a P&I of $2,461.73 and an interest rate of 4.125%. As per the payment history as of 5/xx/2023, the current P&I is $2,176.67 and the interest rate is 4.125%. There is a reduction in P&I with respect to the original note data. Tape data does not show modification details. However, the modification agreement is missing from the loan file.	Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.069% Tape Value: 60.540% |---| -15.471% |----| -15.47100% Comment: the borrower’s income is $11,194.03 and total expenses are in the amount of $5,045.01 DTI is 45.069%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.755%   Tape Value: 39.970%   Variance: -10.215%   Variance %: -10.21500%   Comment: Housing Ratio per U/W (Initial Rate) is 29.755%.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Conventional   Tape Value:    Variance:    Variance %:    Comment: Subject loan type is Conventional.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 291 Tape Value: 458 Variance: -167 Variance %: -36.46288% Comment: Stated Remaining Term as per Tape is 291. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45%. Tape shows SE income requirements were not met, which may push DTI to 60.54%. Further details not provided. Lender defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL has expired."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. However, the final CD dated 07/xx/22017 reflects cash to in the amount of $504.55."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.069% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 45%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			671	702
16975698	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,525.37	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	38.916%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of "xx." The chain of assignments has been completed. The mortgage is currently assigned to "xx." No active judgments or liens have been found against the borrower or subject property. The county taxes for 2022-2023 (1st and 2nd installments) are paid off in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the PH tape data as of 5/xx/2023, the borrower is current with the loan, and the last payment received date is not available. The next due date for the payment is 6/xx/2023. The P&I is $2,288.60, the interest rate is 4.625%, and the PITI is $1,665.82. The UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the PH tape data as of 5/xx/2023, the borrower is current with the loan, and the last payment received date is not available. The next due date for the payment is 6/xx/2023. The UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the comment dated 12/xx/2020, the disaster inspection report shows that the property was damaged due to fire on 8/xx/2020. The comment dated 12/xx/2020 reveals that the property insurance claim was filed on 12/xx/2020 for the CAT fire. However, the fire claim was denied on 1/xx/2021 due to a dispute on policy. As per the comment dated 4/xx/2021, the subject property was vacant. The comment dated 9/xx/2021 reveals that the property is not secured. Further details were not provided. Unable to confirm the current property condition and status of damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: Conventional Tape Value: Variance: Variance %: Comment: According to loan documents the loan type is Conventional. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.91%. Tape shows income misrepresentation may push DTI higher. Further details were not provided. BWR defect, unable to calc ATR. The subject loan originated on xx and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on final CD dated 10/xx/2017. Initial LE dated 07/xx/2017 reflects non-specific lender credit at $1,231.00. However, final CD dated 10/xx/2017 reflects non-specific lender credit at $136.08. This is decrease of +$1,094.92 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	Not Applicable
27254702	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,653.96	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	46.736%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”. The chain of assignments has not been provided. However, the current mortgage is with the original lender “xx”. No active judgments and liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The last payment was received on 6/xx/2023 in the amount of P&I $1,719.30, which was applied to the due date of 6/xx/2023. The current rate of interest is 3.50% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The current UPB is $xxx No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.736% Tape Value: 35.048% |---| 11.688% |----| 11.68800% Comment: Total subject property PITIA (P&I $1,719.30 + Real Estate Taxes $1,057.04 + Hazard Insurance $94.17 + Flood Insurance $0.00 + MI $0.00 + HOA Dues $99.17) equals $2,969.68. Total verified monthly income equals $6,354.16. The housing ratio equals 46.736%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 46.736%   Tape Value: 35.048%   Variance: 11.688%   Variance %: 11.68800%   Comment: Total subject property PITIA (P&I $1,719.30 + Real Estate Taxes $1,057.04 + Hazard Insurance $94.17 + Flood Insurance $0.00 + MI $0.00 + HOA Dues $99.17) equals $2,969.68. Total verified monthly income equals $6,354.16. The housing ratio equals 46.736%.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Conventional Tape Value: Variance: Variance %: Comment: Note document reflect mortgage type is conventional. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.74%. Tape shows income misrepresentation and SE income was not documented. Further details were not provided. BWR defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.736% as the borrower’s income is $6,354.16 and total expenses are in the amount of $2,969.68. The loan was underwritten by DU (xx) and its recommendation is "Approve/Eligible" with a DTI of 46.74%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			581	Not Applicable
29986596	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,926.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	45.547%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of "xx." The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx." No active judgments or liens were found. No prior year’s delinquent taxes have been found.	According to the payment history tape data as of 5/xx/2023, the borrower is current on the loan. Unable to determine the last payment received date. As per the seller’s tape data, the next due date for payment is 6/xx/2023. The P&I is $2,124.62 and the interest rate is 2.999%. The UPB reflected as per the payment history tape is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of 5/xx/2023, the borrower is current on the loan. Unable to determine the last payment received date. As per the seller’s tape data, the next due date for payment is 6/xx/2023. The P&I is $2,124.62 and interest rate is 2.999%. The UPB reflected as per the payment history tape is $xxx The subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per 1003, the borrower has been working at xx. The loan was originated on xx. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Conventional Tape Value: Variance: Variance %: Comment: The subject loan is conventional. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the xx validation test due to the xx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $14,915.00 exceeds the fees threshold of $14,638.75 over by +$276.25.  The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: $13,860.00
Underwriting Fee paid by Borrower: $1,055.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged of $14,915.00 exceeds fees threshold of $14,638.75 over by +$276.25.  The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: $13,860.00
Underwriting Fee paid by Borrower: $1,055.00."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.54%. Tape shows income misrepresentation. Further details not provided. BWR defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.547% as the borrower’s income is $8000.00 and total expenses are in the amount of $3,643.73. The loan was underwritten by DU (xx) and its recommendation is "Approve/Eligible" with a DTI of 45.55%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77180062	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,471.08	05/xx/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.929%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	776	Not Applicable	31.463%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”. The chain of assignments has been completed. The mortgage is currently assigned to "xx " which was recorded on xx. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2023, the borrower is current with the loan. The next due date is 6/xx/2023. The last payment was received on 5/xx/2023 in the amount of $3,246.89 with an interest rate of 2.929% which was applied for the due date of 5/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 5/xx/2023, the borrower is current with the loan. The next due date is 6/xx/2023. The last payment was received on 5/xx/2023 in the amount of $3,246.89 with an interest rate of 2.929% which was applied for the due date of 5/xx/2023. The current UPB is $xxx
The foreclosure was initiated in 2022. As per the collection comment dated 11/xx/2022, the re-projected step sale was scheduled to 11/xx/2022. However, as per the comment dated 11/xx/2022, the foreclosure was closed due to reinstatement.
No bankruptcy evidence has been found.
As per the collection comment dated 11/xx/2022, the borrower’s income was impacted by Covid-19. The servicer provided assistance options to the borrower.
The loan was originated on xx. The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been working at "xx.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated in 2022. As per the collection comment dated 11/xx/2022, the re-projected step sale was scheduled to 11/xx/2022. However, as per the comment dated 11/xx/2022, the foreclosure was closed due to reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 31.463% Tape Value: 28.344% |---| 3.119% |----| 3.11900% Comment: 31.463% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 9.682%   Tape Value: 0.000%   Variance: 9.682%   Variance %: 9.68200%   Comment: 9.682%   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Conventional Tape Value: Variance: Variance %: Comment: Conventional Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Operating income statement is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and was approved at 31.46%. Tape shows the BWR’s income was not properly verified, and the mortgage payment on REO property was not verified. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			698	Not Applicable
86385249	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,947.03	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.962%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx.” The chain of assignments has not been provided. However, the current mortgage is with the original lender “xx”. No active judgments and liens have been found. The annual combined taxes for 2022 were paid in the amount of $2,947.03 on 10/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The last payment was received on 6/xx/2023 in the amount of $2,310.06 (PITI), which includes the P&I of $1,782.31, which was applied to the due date of 6/xx/2023. The current rate of interest is 6.63%. The current UPB is $xx.	Collections Comments:The required collection comments are missing from the loan file. According to the payment history as of 6/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The current UPB is $xxx No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No damage pertaining to the subject property has been found. As per the final application, the borrower has been xx. The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: MI Company Loan Value: Arch Tape Value: Other Variance: Variance %: Comment: The MI company is xx. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: The stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2023 does not reflect points - loan discount fee. However, final CD dated 4/xx/2023 reflects points - loan discount fee at $2,435.56. This is an increase in fee of $2,435.56 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that the LP/AUS was rendered ineligible due to the settlement agent on the loan was confirmed to be on Freddie Mac’s exclusionary list, and the fraud report provider is not scrubbing this list. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			8767	Not Applicable
59968284	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,951.18	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	36.647%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx." The chain of assignments has not been provided. However, the current assignment is with an original lender, xx." However, it should be with the "xx." No active judgments or liens were found. No prior-year delinquent taxes have been found.	According to the payment history as of 6/xx/2023, the borrower is current with the loan. The last payment was received on 6/xx/2023, which was applied for the due date of 7/xx/2023 and the next due date for payment is 8/xx/2023. The P&I is $2,576.74 and PITI is $2,893.11. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/xx/2023, the borrower is current with the loan. The last payment was received on 6/xx/2023, which was applied for the due date of 7/xx/2023 and the next due date for payment is 8/xx/2023. The P&I is $2,576.74 and PITI is $2,893.11. The UPB reflected as per the payment history is $xxx
 The subject property is owner-occupied.  No evidence has been found regarding bankruptcy and foreclosure.  As per 1003, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11676609	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,017.32	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	32.197%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
There is one junior mortgage active against the subject property in favor of “xx., a xx”, which was originated on xx and recorded on xx in the amount of $xx.
There is one state tax lien against the borrower in favor of “xx”, which was recorded on 07/xx/2022 in the amount of $xx.
There are two credit card judgments against the borrower in favor of “xx.” and “xx.”, which were recorded on 11/xx/2022 and 03/xx/2023 in the total amount of $xx
The first installment of county taxes for 2022-2023 was paid in the amount of $1,508.66 on 05/xx/2023.
The second installment of county taxes for 2022-2023 is due in the amount of $1,508.66.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The last payment was received on 6/xx/2023 in the amount of $1,501.06 (PITI) which was applied for the due date of 6/xx/2023. The current P&I is $1,084.46 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final application, the borrower has been working at xx.
Covid-19 attestation is available in the loan file, which is located at xx
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the seller bought the subject loan in September 2021, with the loan meeting GNMA and VA seasoning period requirements. However, the prior servicer caught a clerical error on their closing documents, causing a revised mortgage to be executed and recorded for the borrower in early October 2021. This change moved the first payment date and updated the recorded NOTE date to October 2021. It has now been determined that the borrower no longer meets the 210-day requirement between refinance transactions. This loan is insured, guaranteed, and performing. Aside from this clerical change that no one had access to, there is nothing materially wrong with this loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41568904	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	$221.27	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	14.888%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx." The chain of assignments has not been provided. However, the current assignment is with the original lender, xx." No active judgments or liens were found. The annual taxes for 2022 have been paid in the amount of $221.27. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 05/xx/2023, the borrower is current with the loan and the next due date is 07/xx/2023. The last payment was received on 05/xx/2023 in the amount of $829.86 which was applied for the due date of 06/xx/2023. The current P&I is $654.00 and PITI is $829.86. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 05/xx/2023, the borrower is current with the loan and the next due date is 07/xx/2023. The UPB is $98,237.61. As per final application, the borrower has been working xx. The Covid-19 attestation is available in loan file located at xx. The post-closing details regarding the foreclosure have not been found. No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 14.888%   Tape Value: 14.899%   Variance: -0.011%   Variance %: -0.01100%   Comment: Final 1008 reflect the total income of $7,917.68 and total expenses of $1,179.65 hence the DTI is 14.88%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal report reflect the value xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: $xx Variance: xx Variance %: 25.00000% Comment: Final application reflect the sales price xx Tape Source: Initial Tape Type:	3: Curable		* Appraisal not signed (Lvl 3) "The provided appraisal report was not scanned properly." * Loan does not conform to program guidelines (Lvl 3) "Tape shows that the subject is a conventional loan and was manually underwritten at a DTI of 14.88%. DU was run on the loan; however, the DU recommendation is out of scope, and the loan is required to be manually underwritten." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2427	Not Applicable
82296516	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,915.81	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	45.202%	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	xx	xx	2.875%	$354.33	03/xx/2022	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
The chain of assignments has not been completed. Currently, the assignment is with xx. However, it should be with xx.
There are four state tax liens against the borrower in favor of the "xx," which were recorded on different dates in the total amount of $xx.
There is one civil judgment in favor of the "xx," which was recorded on xx in the amount of $xx. However, the middle name of the defendant does not match subject borrower.
There is one IRS lien in favor of "xx," which was recorded on 5/xx/2019 in the amount of xx. However, the middle name of the defendant does not match subject borrower.
There is one prior state tax lien in favor of "xx," which was recorded on xx in the amount of xx. However, the middle name of the defendant does not match subject borrower.
The first and second installments of county taxes for 2021-2022 have been paid in the total amount of $2,969.51.
No prior year’s delinquent taxes have been found.
According to payment history as of 6/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The last payment was received on 6/xx/2023 in the amount of $892.31 (PITI) which was applied for the due date of 6/xx/2023. The current P&I is $354.33 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx and deferred balance is $17,080.11.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The current UPB reflected as per the payment history is $xxx.
The modification agreement was made between the lender and borrower on xx
As per the comment dated 10/xx/2021, the borrower's income was impacted by Covid-19. The servicer provided a 3-month FB plan, which will begin from 12/xx/2021 to 02/xx/2022.
As per the comment dated 09/xx/2022, the reason for default is unemployment.
 As per the comment dated 08/xx/2022, the subject property is occupied by a tenant and is in fair condition. No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 3/xx/2022. As per the modified term, the new principal balance is $xx, and the deferred balance is $17,080.11. The borrower promises to pay $354.33 monthly with a modified interest rate of 2.875% beginning on 3/xx/2022 with a maturity date of 2/xx/2062. The modification does not have a balloon provision. The loan has been modified once since origination.	Field: Age of Loan Loan Value: 57 Tape Value: 59 |---| -2 |----| -3.38983% Comment: Age of loan is 57. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.202%   Tape Value: 45.251%   Variance: -0.049%   Variance %: -0.04900%   Comment: As per DU the DTI is 45.20%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 13.869%   Tape Value: 13.884%   Variance: -0.015%   Variance %: -0.01500%   Comment: As per DU the housing ratio is 13.869%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -1734 (Days)   Variance %:    Comment: Interest paid through date is 9/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 1219 (Days)   Variance %:    Comment: Stated maturity date as per note document is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 464 Tape Value: 423 Variance: 41 Variance %: 9.69267% Comment: Stated remaining term is 303. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Tape shows lease agreement is missing to confirm the rental income for the subject property."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59918995	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,388.84	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	43.370%	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2022	xx	Not Applicable	3.500%	$404.30	12/xx/2022	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx with xx. The chain of assignments has not been provided as the subject mortgage is with the original lender, xx. There is a prior child support lien found against xx which was recorded on 05/xx/2017. The property taxes for 2022 have been paid in the amount of $2,388.84. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2023, the borrower is current with the loan and the next due date is 06/xx/2023. The last payment was received on 05/xx/2023 in the amount of $818.07 (PITI) which was applied to the due date of 05/xx/2023. The monthly P&I is in the amount of $404.30 with an interest rate of 3.500%. The current UPB is $xx.	Collections Comments: The current status of the loan is performing. According to the payment history as of 05/xx/2023, the borrower is current with the loan and the next due date is 06/xx/2023. The current UPB is $xxx As per the collection comment dated 08/xx/2022, the reason for default was curtailment of income. The loan was modified on xx and the first modified payment date was 12/xx/2022. The modification agreement is available in the loan file. No evidence of damage or repair has been noted. As per the servicing comment dated 06/xx/2023, the subject property is occupied by the owner. As per the loan application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx with an effective date of 11/xx/2022. As per the modified terms, the unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $404.30 with a modified interest rate of 3.500% starting from xx and continuing until the new maturity date of xx There is no deferred balance or forgiven principal amount.	Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: 56.540% |---| 0.003% |----| 0.00300% Comment: Collateral Value used for Underwriting: $xxxAmount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV = xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 56.543%   Tape Value: 56.540%   Variance: 0.003%   Variance %: 0.00300%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 9404 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2021 reflects appraisal fee at $805.00. However, CD dated 01/xx/2022 reflects appraisal fee at $4,150.00. This is an increase in fee of $3,345.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.37%. Tape shows undisclosed debt opened prior to closing, which may push DTI to 46%. Further details not provided. BWR defect, unable to calc ATR. The subject loan originated on xx and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.370% as the borrower’s income is $6,956.07 and total expenses are in the amount of $3,020.78 and the loan was underwritten by LP (xx) and its recommendation is Eligible / Accept with a DTI of 43%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50345423	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,211.69	05/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	40.197%	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	xx	Not Applicable	2.875%	$1,561.50	04/xx/2022	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignment has not been provided as the mortgage is with the original lender, xx.
No active judgments or liens have been found.
Annual property taxes for the year 2022 have been paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/xx/2023, the borrower is current with the loan and the next due date is 06/xx/2023. The last payment was received on 05/xx/2023 in the amount of $2,575.18 (PITI) which was applied to the due date of 05/xx/2023. The monthly P&I is in the amount of $1,561.50 with an interest rate of 2.875%. The current UPB is $xx.	Collections Comments:The borrower is current with the loan. According to the payment history as of 06/xx/2023, the next due date is 06/xx/2023 and the current UPB is $xxx
As per servicing comment dated 03/xx/2021, the borrower’s income was impacted due to Covid-19 and the FB plan was active for several months. Later, the loan was modified on xx and the first modified payment date was 4/xx/2022.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 09/xx/2021, the reason for default was unemployment.
As per servicing comment dated 07/xx/2020, the subject property is occupied by the owner.
As per the loan application, the borrower is self employed and has been working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx with an effective date of 03/xx/2022. As per the modified terms, the unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $1,561.50 with a modified interest rate of 2.875% starting from xx and continuing until the new maturity date of xx There is no deferred balance or forgiven principal amount.	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 70.341% |---| -30.144% |----| -30.14400% Comment: Seller tape shows DTI is 70.341% , DTI calculatd on current LP document which is 40.197%. Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: Cenlar FSB   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per documents, MI is required.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: 10-xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 5052 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "The initial application is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.19%. Tape shows BWR's total monthly debts were falsely represented, which may push DTI to 70.34%. Further details not provided. BWR defect, the subject loan originated on xx and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52323902	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,338.02	08/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	44.801%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with xx.
The chain of assignments has been completed. The loan is currently assigned with xx.
There are delinquent utility charges for parcel# xx in the amount of $xx which are good through 8/xx/2023.
No active judgments or liens have been found.
The first installment of county taxes of 2023 are due on 9/xx/2023 in the amount of 2,169.01.
The second installment of  county taxes of 2023 are due on 12/xx/2023 in the amount of 2,169.01.
As per review of updated payment history as of 6/xx/2023, the borrower is currently delinquent for 10 months and the next due date of payment is 8/xx/2022. The last payment was received on 8/xx/2022 in the amount of $1,673.81 which applied for 7/xx/2022. The current P&I is $1,267.39 with an interest rate of 3.999%. The UPB mentioned in the updated payment history is $xx.	Collections Comments:The loan is in collection.
As per review of updated payment history as of 6/xx/2023, the borrower is currently delinquent for 10 months and the next due date of payment is 8/xx/2022. The UPB mentioned in the updated payment history is $xxx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated 11/xx/2022, the reason for default is curtailment of Income
As per servicing comment dated 8/xx/2022 the borrower’s income is impacted by Covid-19. FB plans ran and were extended several times from 8/xx/2022.
The loan was originated on xx and the covid-19 attestation is located at xx
As per the final loan application, the borrower has been working at xx
The property is owner occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows sufficient funds for the down payment and closing costs were not in the loan file. The final CD reflects cash to close IAO of $53,778.43, and the LP reflects total eligible assets of $54,928.13. However, the total verified assets of $53,258.43 satisfy the cash-to-close requirement."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows that a copy of the HOA's budget validating reserve requirement was not in file, and a review of the loan documents shows the condo questionnaire confirming the HOA's budget reserves is missing from the loan documents. However, the copy of the email conversation between the lender and HOA confirms that there is no deferred maintenance within the project and no special assessments planned for the condo project. Further details not provided. The original appraisal report is "as is," and the property is valued at $295,000. The current UPB is $xx. Downgraded to a 3 based on review of appraisal and file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2022 does not reflect Underwriting Fee. However, CD dated 3/xx/2022 reflects Underwriting Fee at $1,085.00. This is an increase in fee of +$1,085.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL of 1 year has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.80%, as the borrower’s income is $4,571.04 and total expenses are in the amount of $2,047.85 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 45.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90476586	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,908.87	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	43.355%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is an active mortgage that was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx in the amount of xx with xx. As per the subordination agreement located at "xx" dated 09/xx/2021, the prior mortgage was subordinated to the subject mortgage.
The annual installments of school, utilities, and combined taxes for 2022 have been paid in a total amount of $3,908.87.
No prior year’s delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.	According to payment history as of 7/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The last payment was received on 6/xx/2023 in the amount of $1,467.15 (PITI) which was applied for the due date of 6/xx/2023. The current P&I is $615.77 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/xx/2023, the borrower is current with the loan and the next due date is 7/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final application, the borrower has been working at xx
As per the comment dated 04/xx/2023, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing Initial LE Missing Required Disclosures Mortgage Insurance	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.833%   Variance %: 0.83300%   Comment: Collateral value used for underwriting: xx Secindary lien: $xx. Loan amount: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: FCD reflects purpose of refinanace as change in rate.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: FCD reflects purpose of refinanace as change in rate. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The loan is closed with an appraisal dated 7/xx/2021. The tape shows the appraisal is older than 120 days from the closing date of xx An appraisal update, i.e., 1004D, was performed prior to closing on xx and the appraiser confirmed no decline in the value since the original property inspection. The subject property was valued at $251,000. Further details not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The TRID tolerance test is incomplete due to the initial LE and initial CD are missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to an APR calculated at 5.166% exceeds APR threshold of 4.350% over by +0.816%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. Loan failed FHA QM safe harbor test threshold test due to APR calculated at 5.410% exceeds APR threshold of 4.794% over by +0.616%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR §  1026.35(a)(1)) due to an APR calculated at 5.410% exceeds APR threshold of 4.350% over by +1.060%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c), and (d)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.355% as the borrower’s income is $13,833.86 and total expenses are in the amount of $5,997.69. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of 43.33%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55914842	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$548.67	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.828%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx with lender xx which was recorded on xx. The chain of assignments has not been provided as the subject mortgage is with the original lender, xx. No active liens and judgments have been found against the borrower or subject property. The annual combined taxes for 2022 have been paid in the total amount of $548.67 on 11/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/xx/2023, the borrower is current with the loan and the next due date is 08/xx/2023. The last payment was received on 07/xx/2023 in the amount of $953.13 (PITI) and was applied to the due date of 07/xx/2023. The monthly P&I is in the amount of $840.44 with an interest rate of 7.250%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/xx/2023, the borrower is current with the loan and the next due date is 08/xx/2023. The current UPB is $xxx
As per the final loan application, the borrower has been working at xx
No evidence of post-closing bankruptcy records has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing DU/GUS/AUS Missing or error on the Rate Lock Missing Required Disclosures Note Transmittal (1008)	Field: Any Borrowers Foreign National Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 25 (Days)   Variance %:    Comment: 7/xx/2023   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment:xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report reflect ‘as is', but the improvement section and photo addendum shows the property condition is C4, damaged bedroom flooring due to a leaking window unit, damaged siding, a water-stained ceiling due to the previous leak, and a damaged garage ceiling. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* Note is missing or unexecuted (Lvl 4) "Note document is missing from the loan file. The lost note affidavit is also not available in the loan file. The loan has not been modified since origination."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $3,973.01 exceeds fees threshold of $3,553.80 over by +$419.21.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,473.01
Underwriting Fee paid by Borrower: $500.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated 10/xx/2022 reflects the sum of section C fees and recording fee at $1,677.00. However, PCD dated 11/xx/2022 reflects the sum of section C and recording fee at $2,063.80. This is a cumulative increase of +$219.10 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $3,973.01 exceeds fees threshold of $3,553.80 over by +$419.21.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,473.01
Underwriting Fee paid by Borrower: $500.00."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows LQA reflects risk recommendation as fatal due to loan term and rate did not match. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/LP report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5921362	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$419.36	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	37.863%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx with the lender xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 07/xx/2023, the borrower is current with the loan and the next due date is 08/xx/2023. The last payment was received on 07/xx/2023 in the amount of $1367.11 which was applied for the due date of 07/xx/2023. The current P&I is $1189.67 and PITI is $1367.11. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 07/xx/2023, the borrower is current with the loan and the next due date is 08/xx/2023. The UPB is $xxx
As per final application, the borrower has been working at xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the closing docs, current value is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is applicable on FHA loan.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: 1.68800%   Comment: LTV is correct based on appraised value entered on closing instruction document xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: 1.68800%   Comment: CLTV is correct based on appraised value entered on closing instruction document xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the FHA new construction builder's exhibit NPMA 99-a subterranean termite protection builder’s guarantee was not obtained. The soil was not treated for wood-destroying insects (termites) as required by FHA guidelines. Wood-destroying insect inspection report dated 5/xx/2021 shows that there are no visible evidence of infestation of wood-destroying insects."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.
Your Home loan Toolkit / Acknowledgment / Disclosure Tracking is missing in the loan file."	* Compliance Testing (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 05/xx/2021."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.846% exceeds APR threshold of 4.550% over by +0.296%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(a) (1)) due to APR calculated 5.163% exceeds APR threshold of 4.550% over By +0.613%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the appraisal report dated 05/xx/2021, the subject property is a manufactured home. The manufactured home rider and the affixation of affidavit attached with UT show the serial no. xx The manufactured endorsement is attached to the final title policy. The VIN# is not mentioned in the subject mortgage's legal description."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal (1008) is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43560034	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,349.58	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	34.823%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx, the subject mortgage was originated on xx with the lender xx. in the amount of xx which was recorded on xx The chain of assignment has been completed. Currently, the mortgage is with xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 06/xx/2023, the borrower is current with the loan and the next due date is 08/xx/2023. The last payment was received on 06/xx/2023 in the amount of $1248.38 which was applied for the due date of 07/xx/2023. The current P&I is $686.82 and PITI is $1248.38. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 06/xx/2023, the borrower is current with the loan and the next due date is 08/xx/2023. The UPB is $xxx As per the final application, the borrower has been working at xx, the borrower was not employed at closing. Further details not provided. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 85 (Days) |----| Comment: As per document final application date is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 65 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance per HUD-1 is Change in Rate/Term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of Transaction per HUD-1 is Refinance. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 09/xx/2020 does not reflect Points - Loan Discount Fee. However, CD dated 11/xx/2020 reflects Points - Loan Discount Fee at $1,710.00. This is an increase in fee of +$1,710.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.82%. Tape shows BWR was unemployed at the time of closing. The lender failed to obtain VVOE. Further details not found. Lender defect. The subject loan was originated on xx and the 3-year SOL is active."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2426	2427
80601385	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,720.22	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	31.189%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx.” The chain of assignments has not been provided. However, the current assignment is with the original lender “xx.” No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2023, the borrower is current with the loan. The next due date is 7/xx/2023. The last payment was received on 6/xx/2023 in the amount of $899.14 with an interest rate of 5.875% which was applied for the due date of 6/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/xx/2023, the borrower is current with the loan. The next due date is 7/xx/2023. The last payment was received on 6/xx/2023 in the amount of $899.14 with an interest rate of 5.875% which was applied for the due date of 6/xx/2023. The current UPB is $xxx No foreclosure and bankruptcy evidence has been found. The Covid-19 attestation is available at xx. As per the final application, the borrower has been working at xx. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 54 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 42 (Days)   Variance %:    Comment: Last payment received date is 6/xx/2023.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: 1 Variance %: 0.28248% Comment: Stated remaining term is 355. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.18%. Tape shows BWR SE income as UBER/Grub Hub driver was not properly verified as the required documents were not provided by the BWR. BWR is a driver for xx. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2277	Not Applicable
64684520	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$132.56	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	42.111%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx, the subject mortgage was originated on xx with the lenderxx, in the amount of xx which was recorded on xx. There is no chain of assignment as the subject mortgage is with the original lender xx. There are two prior hospital liens active against the borrower in favor of xxin the amount of $xx which were recorded on different dates. All prior year’s taxes have been paid. No delinquent taxes have been found. City, Permit, Building Violations & Code Enforcement are pending.	As per the review of payment history as of 7/xx/2023, the borrower is current with the loan and next due date is 8/xx/2023. The last payment was received on 7/xx/2023 in the amount of $2,441.25 which was applied for the due date of 7/xx/2023. The current P&I is $2,074.77 and PITI is $2,441.25. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 7/xx/2023, the borrower is current with the loan and next due date is 8/xx/2023. The UPB is $xxx As per final application, the borrower has been working at xx Covid-19 attestation is located at xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Transmittal (1008)	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 81 (Days) |----| Comment: Final application reflect the date 10/xx/2022. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 2.164%   Variance %: 2.16400%   Comment: Updated as per final application and LP report.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 1.419%   Variance %: 1.41900%   Comment: Updated as per final application and LP report.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 62 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: 1 Variance %: 0.28328% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41%. Tape and file shows missing 2021 tax returns to use $1198 lease income on other property. Lender defect. Further details not provided. The subject loan originated on xx and 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2371	2338
97470692	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,229.94	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.965%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “XX.”
There is no chain of assignment as the subject mortgage is with the original lender, "xx.”
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2023, the borrower is current with the loan. The next due date is 8/xx/2023. The last payment was received on 7/xx/2023 in the amount of $3,064.48 with an interest rate of 6.125% which was applied for the due date of 7/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2023, the borrower is current with the loan. The next due date is 8/xx/2023. The last payment was received on 7/xx/2023 in the amount of $3,064.48 with an interest rate of 6.125% which was applied for the due date of 7/xx/2023. The current UPB is $xxx
No foreclosure and bankruptcy evidence has been found.
The Covid-19 attestation is available at xx
As per the final application, the borrower has been working at xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 24 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 60 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: 1 Variance %: 0.28653% Comment: Stated remaining term is 350. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.96%. The tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.96% as the borrower’s income is $7,332.52 and total expenses are in the amount of $3,663.67 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.97%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78312324	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,583.28	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	50.155%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx with lender xx." which was recorded on xx The chain of the assignment has not been provided as the mortgage is with the original lender, xx. No active judgments or liens have been found. The second installment of combined taxes for 2022 is due on xx in the amount of $1791.64. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2023, the borrower is current with the loan and the next due date is 07/xx/2023. The last payment was received on 06/xx/2023 in the amount of $1,989.76 (PITI) and was applied to the due date of 06/xx/2023. The monthly P&I is in the amount of $1,541.15 with an interest rate of 6.875%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/xx/2023, the borrower is current with the loan and the next due date is 07/xx/2023. The current UPB is $xxx No information has been found related to damage or repairs. As per the tape data, the subject property is occupied by the owner. As per the loan application, the borrower, xx and the Covid-19 attestation is located at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 27 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Final application does reflect the mortgage insurance required.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 27 (Days)   Variance %:    Comment: 6/xx/2023   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: 1 Variance %: 0.28328% Comment: Stated remaining term as 354. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50%. The tape shows lender omitted debts with no evidence of payment; adding them back may push the DTI. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.155% as the borrower’s income is $5,305.09 and total expenses are in the amount of $2,660.76 and the loan was underwritten by LP (xx) and its recommendation is “accept” with a DTI of 50%."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2223	Not Applicable
12663977	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,890.87	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	22.375%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx.". There is no chain of assignment as the subject mortgage is with the original lender, "xx. No active liens or judgments have been found. The annual combined taxes for 2022 have been paid off in the total amount of $4,890.87 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2023, the borrower is current with the loan, and the next due date is 8/xx/2023. The last payment was received on 7/xx/2023 in the amount of $3,561.67 (PITI) and was applied to the due date of 7/xx/2023. The monthly P&I is in the amount of $2,965.75 with an interest rate of 4.375%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/xx/2023, the borrower is current with the loan, and the next due date is 08/xx/2023. The current UPB is $xxx
As per the final application, the borrower has been working at xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
The Covid-19 attestation document is located xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -0.004% |----| -0.00400% Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -0.001% Variance %: -0.00100% Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: As per note stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows that the appraiser is unable to justify their comparable use in CU. The review of the appraisal report shows that the comparables selected have a wide range of sales prices, ranging from xx. Comp 2 with a sales price of xx is the closest to the subject in terms of value. The subject property is valued at $661k, and The current UPB is $xx Subject was new construction at time or origination xx has an estimate of $710K."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2221	Not Applicable
54401468	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,948.04	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	776	748	47.773%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx in the amount of $665,000.00 in favor of xx. which was recorded on xx
No active judgments or liens were found.
The first installment of county taxes for 2023 was paid in the amount of $3649.21 on 10/xx/2023.
The second installment is due on 10/xx/2023 in the amount of $3649.21.
No prior year’s delinquent taxes have been found.	The loan was originated on 5/xx/2023 and the first payment date is 7/xx/2023. As per the seller’s tape data as of 06/xx/2023, the next due date is 07/xx/2023. The current monthly P&I is $5,291.04, and the interest rate is 8.87%. The current UPB is $xx.	Collections Comments:As per the seller’s tape data as of 06/xx/2023, the next due date is 07/xx/2023. The current monthly P&I is $5,291.04, and the interest rate is 8.87%. The current UPB is $xxx
BWR has xx
BWR2 has xx
As per tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -904959 (Days)   Variance %:    Comment: Original appraisal date is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -30 (Days)   Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land. As per document located at xx, the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The final title policy is missing from the loan files. The VIN/serial number is not available in the legal description of the recorded mortgage. We are unable to determine whether the home is attached to the permanent foundation."	* Loan does not conform to program guidelines (Lvl 3) "Tape and review of loan file xx show that loan program is 5000-ITIN-FD-30Yr Fixed. Both BWR xx. The ITIN letter is in the loan file located at xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.231% exceeds APR threshold of 7.920% over by +1.311%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15195769	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,345.17	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	42.792%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There are multiple prior judgments (writ of Fieri Facias) active against the borrower in favor of different plaintiffs in the amount of xx All were recorded on different dates.
There is prior hospital lien active against the borrower in favor of xx which was recorded on xx
There is code enforcement lien for property maintenance against the subject property in favor of xx. The amount of lien is not available in supporting document.
There is prior IRS lien active in favor of Department of the Treasury xx. The SSN mentioned on supporting document is inconsistent with the subject borrower's SSN.
Annual combined taxes for 2023 were due on 10/xx/2023 in the amount of $4,345.17.
Water/sewer charges for 2023 have been delinquent in the amount of $73.31 which were good through 9/xx/2023.
The loan was originated on xx and first payment date is 8/xx/2023.
As per the review of tape data payment history as of 6/xx/2023, the borrower is current with the loan and next due date is 8/xx/2023. The current P&I is $3,071.70 and interest rate is 10.250%. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 6/xx/2023, the borrower is current with the loan and next due date is 8/xx/2023. The UPB is $xxx
Unable to determine current condition and occupancy of the property.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -0.001% |----| -0.00100% Comment: DTI is 42.792% but tape shows 42.793%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -337910 (Days)   Variance %:    Comment: Appraised date is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: Note date is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Maturity date is xx but tape shows xx Tape Source: Initial Tape Type: x	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and review of loan file xx. BWR (xx) is non-permanent resident alien. The ITIN letter is in the loan file located at p. xx Passport is located at P. xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.823% exceeds APR threshold of 7.890% over by +2.933%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55741711	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$5,841.52	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	752	671	34.887%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 08/xx/2023, the subject mortgage was originated on xx
There is a HOA lien on the subject property in favor of xx” in the amount of xx which was recorded on xx which is prior to subject mortgage.
No prior year’s delinquent taxes have been found.
The loan was originated on xx with an OPB of xx and the first payment date is 8/xx/2023. According to the payment history on the seller’s tape dated 6/xx/2023, the borrower is current with the loan. The next due date for payment is 8/xx/2023. The P&I is $3,366.78. The UPB is $xx.

Collections Comments:The current status of the loan is collection.
The loan was originated on xx with an OPB of xx and the first payment date is 8/xx/2023. According to the payment history on the seller’s tape dated 6/xx/2023, the borrower is current with the loan. The next due date for payment is 8/xx/2023. The P&I is $3,366.78. The UPB is $xxx
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Borrower 1 has xx
Borrower 2 has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -526969 (Days)   Variance %:    Comment: Tape data shows stated appraisal date is xx Actual data shows appraisal date is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -11 (Days)   Variance %:    Comment: Tape data shows stated original note date is xx Actual data shows original note date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Tape data shows stated maturity date is xx Actual data shows maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and review of loan file (xx) shows loan program is xx. The BWR has US xxzenship and co-borrower (xx) is non-permanent resident alien with ITIN xx. ITIN is located at P. xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.031% exceeding the APR threshold of 7.980% over by +2.051%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d). The loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 10.031% exceeds APR threshold of 7.980% over by +2.051%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90866410	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.09	$5,817.92	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$0.00	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	736	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/xx/2023, the subject mortgage was originated on xx. There is no chain of assignments. Currently, the loan is with the original lender, xx. No active judgments or liens have been found. The first installment of combined taxes for 2024 was paid in the amount of $1,458.09 on 06/xx/2023. The second, third and fourth installments of combined taxes for 2024 are due in the total amount of $4,374.27.The fourth installment of real estate taxes for 2023 has been delinquent in the total amount of $0.09.	According to the payment history as of 7/xx/2023, the borrower is current with the loan. The last payment was received on 7/xx/2023, which was applied for the due date of 7/xx/2023 and the next due date for payment is 8/xx/2023. The P&I is $2,383.90 and PITI is $2,899.53. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/xx/2023, the borrower is current with the loan. The last payment was received on 7/xx/2023, which was applied for the due date of 7/xx/2023 and the next due date for payment is 8/xx/2023. The P&I is $2,383.90 and the PITI is $2,899.53. The UPB reflected as per the payment history is $xxx The subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage. The final 1003 does not show the borrower’s employment details.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Stated Maturity Date Loan Value: xx Tape Value: xx |---| -31 (Days) |----| Comment: As per note maturity date is xx Tape Source: Initial Tape Type: Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: As per appraisal sub property is semi detached. Tape Source: Initial Tape Type:	3: Curable		* Assets Verification (Lvl 3) "Asset documentation is incomplete in the loan file. Require complete February and March of 2022 bank statement for xx xx and TD bank xx 1) xx - Available 01/xx/2022 - 03/xx/2022 2) xx - April 2022 3) xx - 04/xx/2022 - 05/xx/2022 Total verified asset balance is $245,219.49. Total requirement is for $231,947.07."											Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? : Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable			711	Not Applicable
2287799	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,361.96	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$2,400.00	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	759	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/xx/2023 shows that the subject mortgage was originated onxx." There is no chain of assignment as the subject mortgage is with the original lender, "xx." No active liens and judgments have been found. The second, third, and fourth installments of borough taxes for 2024 are due on 10/xx/2023, 1/xx/2024, and 4/xx/2024. Each installment is in the amount of $787.32. No prior year's delinquent taxes have been found.	As per the review of payment history as of 7/xx/2023, the borrower is current with the loan and next due date is 8/xx/2023. The last payment was received on 7/xx/2023 in the amount of $3,133.19 which was applied for the due date of 7/xx/2023. The current P&I is $2,737.33 and PITI is $3,133.19. The UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2023, the borrower is current with the loan and the next due date is 8/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower receives income from other resources. Unable to determine the type of resource and length of employment.
The Covid-19 attestation document is available at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Stated Maturity Date Loan Value: xx Tape Value: xx |---| -31 (Days) |----| Comment: The maturity date per note is xx Tape Source: Initial Tape Type:	3: Curable	* Assets Verification (Lvl 3) "Asset documentation is incomplete in the loan file. Available asset balance is documented for complete April 2022. Require complete month bank statement for February and March of 2022 for following accounts:
1. xx #0761
2. xx #9055
3. xx  #1766
Total available asset balance is $215,487.75. Total requirement is for $142,076.28. Asset balance is sufficient to close."
																																																																																							* Missing Required Disclosures (Lvl 3) "Loan file is missing a complete condominium questionnaire and subject project warrantable status. Lending guide requires a completed condo questionnaire and the project must meet FNMA project standards."											Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? : Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable			746	Not Applicable
51086894	xx	xx	S&D Review	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,942.00	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	753	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/xx/2023 shows that the subject mortgage was originated on xx., a xx and assigns." The chain of assignments has not been provided. However, the current assignment is with the original lender, xx., a xx, its successor and assigns. However, it should be with xx. No active liens or judgments have been found against the borrower or property. No prior-year delinquent taxes have been found.	According to the payment history as of 7/xx/2023, the borrower is current with the loan. The last payment was received on 6/xx/2023 which was applied for the due date of 6/xx/2023 and the next due date for payment is 7/xx/2023. The P&I is $381.03 and PITI is $1,076.72. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2023, the borrower is current with the loan. The last payment was received on 6/xx/2023 which was applied for the due date of 6/xx/2023 and the next due date for payment is 7/xx/2023. The P&I is $381.03 and PITI is $1,076.72. The UPB reflected as per the payment history is $xxx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower’s employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Prepayment Penalty Rider	Field: Age of Loan Loan Value: Illegible Tape Value: 26 |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Corporate Advance Balance   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -30.63583%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: xx   Tape Value: xx   Variance: -829 (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -100.00000%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: Illegible Tape Value: xx Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan document." * DSCR is less than 1.00 (Lvl 3) "Net operating income is $6,335.52 and annual payments (Debt Service) are $11,136.84 and the debt service cover ratio (DSCR) is 0.57 which is less than 1." * Prepayment Rider Missing (Lvl 3) "Prepayment rider is missing from the loan document."		* Settlement date is different from note date (Lvl 1) "Final HUD-1 reflects closing date as 03/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? : Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable			680	754
65214555	xx	xx	Credit Review	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,486.83	Unavailable	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$475.78	xx	6.525%	362	xx	xx	Conventional	ARM	Cash Out	xx	Unavailable	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	703	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/xx/2023, the subject mortgage was originated onxx. The chain of assignments has not been completed. Currently, the assignment is with "xx" recorded onxx. However, it should be with xx. There are 3 UCC assignments of liens against the borrower in favor of Loan xx. The annual county taxes for 2022 were paid on 11/xx/2022 in the amount of $3,347.36. No prior year’s delinquent taxes have been found.	According to the tape, as of 7/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The date of the last payment received is not available. The unpaid principal balance is $xxx. The current P&I is $473.15 and the interest rate is 6.525%. The loan is interest only for 60 months.	Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The date of the last payment received is not available. The unpaid principal balance is $xxx. The loan has not been modified. The borrower did not file bankruptcy. As per the comment dated 9/xx/2022, the foreclosure was initiated in 2022. As per the comment dated xx the foreclosure was stopped. As per the comment dated xx the subject property is located in the FEMA disaster area. As per the comment dated xx the reason for default is curtailment of income. As per the comment dated xx the subject property is occupied by an unknown. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated in 2022. As per the comment dated xx the foreclosure was stopped.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| 2 |----| xx Comment: As per note document age of loan "31" tape show "29". Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Investor DSCR Loan, DTI not required.   Tape Source: Initial   Tape Type:
Field: Corporate Advance Balance   Loan Value: Not Applicable   Tape Value: $-xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -41.31455%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: xx   Tape Value: xx   Variance: -865 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: xx   Tape Value: 1.20   Variance: -0.26   Variance %: -xx   Comment: As per lease agreement income $1,450.00/PITIA $994.02= DSCR 1.46   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: As per note first payment date"xx"   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Value: 360   Variance: 2   Variance %: 0.55555%   Comment: As per Note Maturity term xx tape show xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -41.31455%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $476.00   Variance:    Variance %:    Comment: As per note document P&I amount $475.78   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note document property address xx Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is $11,181.00 and annual payments (Debt Service) are $11,928.36 and the debt service cover ratio (DSCR) is 0.94 which is less than 1."	* Note has LIBOR Index with Replacement Clause (Lvl 2) "The note states that if the index is no longer available, the note holder will choose a new index that is based on comparable information. The note holder will give notice of this choice."										Value:Not Applicable Date:Not Applicable Type:	Value:Not Applicable Date:Not Applicable Type:	No	Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:1 Total Amount:.00 Last Date:12/xx/2020	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? : Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable			690	Not Applicable
34664003	xx	xx	S&D Review	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,245.09	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.230%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	736	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/xx/2023 shows that the subject mortgage was originated on xx”.
The chain of assignments has not been provided. However, the current mortgage is with the original lender “xx”. However, it should be with xx.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history tape data as of 7/xx/2023, the borrower is current with the loan and the next due date is 8/xx/2023. The last transaction details are not available. The current rate of interest is 4.230% and the P&I is $455.43. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of 7/xx/2023, the borrower is current with the loan and the next due date is 8/xx/2023. The current UPB is $xxx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. Appraisal report dated xx is "as is" due to the interior photo reflecting damaged siding, chipped paint, damaged soffit, damaged paneling, and carpet that needs to be cleaned. The total estimated cost to cure is xx However, the CCs do not show any damage.
The borrower’s employment details are not available as the final/initial application is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Borrower DTI ratio percent as 0.000%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx, xx Individually   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Corporate Advance Balance   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Current value as xx   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: xx   Tape Value: xx   Variance: -765 (Days)   Variance %:    Comment: Current value date as xx   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.20   Tape Value: 1.41   Variance: -0.21   Variance %: -xx   Comment: Debt service coverage ratio (DSCR) is 1.56.   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -100.00000%   Comment: Number of properties - Blanket as 0.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Appraisal reflects, appraisal value of property is xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The PH string reversed is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The PH string reversed is xx Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects "as is", but the photo addendum shows damaged siding, chipped paint/damaged soffit, damaged paneling, and carpet that needs to be cleaned. The total estimated cost to cure is $1,000.00. 1004D is missing from the loan document, and the final HUD-1 does not reflect any escrow holdback."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18121638	xx	xx	S&D Review	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,844.76	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.100%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	778	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/xx/2023, the subject mortgage was originated on xx.
The chain of assignments has not been completed. Currently, the assignment is with the original lender "xx”. However, it should be with xx.
There is an active prior mortgage against the subject property in favor of xx.
The first and second installments of county taxes for 2022 have been paid in the amount of $1,844.76.
No prior year’s delinquent taxes have been found.

According to the tape, as of 7/xx/2023, the borrower is current with the loan, and the next due date is 8/xx/2023. The date of the last payment received is not available. The unpaid principal balance is $xx. The current P&I is $1,848.28 and the interest rate is 6.100%.

Collections Comments:The loan is currently performing, and the next due date is 8/xx/2023. The date of the last payment received is not available. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the BPO xx report dated xx the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
The employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Corporate Advance Balance   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -xx   Comment: 0   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: As per appraisal report value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents." * Not all borrowers signed HUD (Lvl 3) "Borrower/ Buyer settlement statement is not signed by the borrower."	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81508870	xx	xx	Credit Review	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$0.00	$7,800.34	Unavailable	Unavailable	No	Missing Assignments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,132.03	xx	5.750%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	727	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/xx/2023, the subject mortgage was originated on xx. The chain of assignments is not complete. Currently, the loan is with the lender, xx. However, it should be with xx. There is a certificate of forfeiture for a real estate lien against the subject property in favor of xx. There is UCC lien active which was recorded on 6/xx/2021. However, the amount of the lien is not available in the supporting document. There is code enforcement lien active against the subject property in favor of the xx in the amount of $320.00 and good through 8/xx/2023. The first half of the combined taxes for 2023 are due on 9/xx/2023 in the amount of $7,800.34.	According to the PH tape data as of 7/xx/2023, the borrower is current with the loan. The next due date is 8/xx/2023. Unable to determine the last payment received date. The current P&I is $1,132.03 and the interest rate is 5.750%. The current UPB is $xx. The loan is interest only for 60 months.	Collections Comments:The current status of the loan is performing.
According to the PH tape data as of 7/xx/2023, the borrower is current with the loan. The next due date is 8/xx/2023. The UPB is $xxx
 As per comment dated 10/xx/2022, borrower’s income is impacted by covid-19. Further details not provided.
The final 1003 is missing. Hence, unable to determine the borrower’s employment details.
As per comment dated 4/xx/2022, foreclosure was initiated in 2022. Comment dated xx shows user has reprojected the step sale scheduled for xxx However, the FC was put on hold due to AOM and FC sale was terminated. Further details not provided.
No bankruptcy evidence has been found.
No comments have been found regarding damages.
Foreclosure Comments:As per comment dated 4/xx/2022, foreclosure was initiated in 2022. Comment dated 4/xx/2022 shows user has reprojected the step sale scheduled for 4/xx/2022. However, the FC was put on hold due to AOM and FC sale was terminated. Further details not provided.

Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Unavailable Tape Source: Initial Tape Type:
Field: Corporate Advance Balance   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per loan file.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: xx   Tape Value: xx   Variance: -861 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 0.81   Tape Value: 1.22   Variance: -0.41   Variance %: -33.60655%   Comment: DSCR $2200/$1842.43 =1.19, But as per lender guideline min DSCR requirement is 1.20.   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -xx   Comment: Updated as per note   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per Note   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx  Variance:    Variance %:    Comment: Updated as per note   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Purchase   Variance:    Variance %:    Comment: Refinance   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Refinance Tape Source: Initial Tape Type:	4: Unacceptable	* DSCR is less than 1.00 (Lvl 4) "1.19 DSCR is less than the minimum guideline of 1.20. Form 1007 shows market price of $2200 and PITIA of $1,842.43 is DSCR of 1.19." * DSCR is less than 1.00 (Lvl 4) "As per lender guideline, minimum DSCR requirement is 1.20 for property value = xx However audited DSCR ratio is 1.19 which is not met with the guideline parameter." * Loan does not conform to program guidelines (Lvl 4) "LTV of 75% is exceeds the maximum guideline of 70%. Loan amount of xx and appraised value of xx is LTV of 75%"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "A rear view of the subject property photo is missing in the appraisal report."											Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? : Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable			735	Not Applicable
64025843	xx	xx	S&D Review	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$390.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.460%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Not Applicable	768	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/xx/2023, the subject mortgage was originated on xx. The chain of assignment has not been completed. Currently, the mortgage is with “xx”. However, it should be with “xx”. There is an active prior mortgage against the subject property in the xx. All prior years of taxes have been paid.	As per the review of tape data of payment history as of 07/xx/2023, the borrower is current with the loan and next due date is 08/xx/2023. Details of the last payment received are not available. The current P&I is $911.52 and PITI is $1102.23. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of 07/xx/2023, the borrower is current with the loan and next due date is 08/xx/2023. Details of the last payment received are not available. The current P&I is $911.52 and PITI is $1102.23. The UPB is $xxx Borrower’s employment details are not available. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Flood Certificate	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Corporate Advance Balance   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: xx   Tape Value: xx   Variance: -764 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.41   Tape Value: 1.61   Variance: -0.20   Variance %: -12.42236%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -100.00000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: -xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan documents." * Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."											Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? : Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable			768	Not Applicable
56083295	xx	xx	S&D Review	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Not Applicable	xx	xx	No	No	Not Applicable	First	$0.00	$1,601.38	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	713	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/xx/2023 shows that the subject mortgage was originated on xx. The chain of assignments has not been completed. Currently, the assignment of mortgage is with the lender “xx”. However, the last assignee should be xx. No active judgments or liens have been found. The 2022 combined annual taxes have been paid for $1,601.38 on 10/xx/2022. No prior year’s delinquent taxes have been found.	According to the PH tape data as of 7/xx/2023, the borrower is current with the loan, and the next due date is 8/xx/2023. The date of the last payment received is not available. The monthly P&I is in the amount of $534.43 with an interest rate of 5.500%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the PH tape data as of 7/xx/2023, the borrower is current with the loan, and the next due date is 8/xx/2023. The current UPB is $xx. No evidence of foreclosure activity has been found. No record of bankruptcy filed by the borrower has been found. The borrower's employment details are not available in the loan file. As per the BPO report (exterior) located at xx the subject property is vacant and in average condition. No damage or repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Corporate Advance Balance   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: xx   Tape Value: xx   Variance: -3 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Number of Properties - Blanket   Loan Value: 0   Tape Value: 1   Variance: -1   Variance %: -100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan documents." * DSCR is less than 1.00 (Lvl 3) "Net operating income is $9,343.56 and annual payments (Debt Service) are $9,669.60 and the debt service cover ratio (DSCR) is 0.97 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? : Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable			765	Not Applicable
50071444	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2023 shows that the subject mortgage was originated on xx". The chain of the assignments has not been provided. However, the current mortgage is with the original lender "xx." However, it should be with xx. There is an active prior mortgage against the subject property in favor of "xx", for the amount of xx which was recorded on xx. There is a junior mortgage against the subject property in favor of "xx" in the amount of xx which was recorded on 11/xx/2022. No active judgments and liens have been found. Annual combined taxes for 2022 have been exempt. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan. The last payment was received on 8/xx/2023, which was applied for on 8/xx/2023, and the next due date for the payment is 8/xx/2023. The P&I is $1,236.44, the interest rate is 5.999%, and the PITI is $1,345.47. The UPB is $xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of 8/xx/2023, the borrower is current with the loan; the last payment was received on 8/xx/2023, which was applied for on 8/xx/2023, and the next due date for the payment is 8/xx/2023. The UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower’s employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The borrower name is xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per Original Note shows current value is not applicable; however seller tape shows current value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The PH string is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the investor purchased three loans where the borrower owns all units in the development with 100% investor concentration. Condo questionnaire shows that all the units are owned by the borrower. Further details not provided. Elevated for client review. Zillow search shows an estimated value of $xx. Current UPB $xx."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA right of rescission test due to the funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Compliance ease TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3) "Subject NOO loan CD showed proceeds in the amount of $8,588.00 were used for non-mortgage debt. Loan tested for compliance through CE."	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.305% exceeds APR threshold of 5.490% over by +0.815%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.387% exceeds APR threshold of 5.490% over by +0.897%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Critical	Fail	Fail	No Result	Fail	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			676	Not Applicable
90653322	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$534.99	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	43.849%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/xx/2023, the subject mortgage was originated on xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender "xx”.
There are 2 state liens against the borrower in favor of xx.
The annual county taxes for 2022 were paid on 1/xx/2023 in the amount of $534.99.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $678.52 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xx. The current P&I is $573.94 and the interest rate is 3.750%.

Collections Comments:The loan is currently performing, and the next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $678.52 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Mortgage Insurance	Field: Age of Loan Loan Value: xx Tape Value: 21 |---| -2 |----| -9.52380% Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: As per application occupancy is Secondary.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows assets that are not properly documented. Total available assets per DU of $14,931.68 satisfy the cash requirement to close on the final CD, i.e., $13,770.12. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is purchase case, originated on xx and the SOL of 1 year is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.84%, as the borrowers' income is $8,035.50 and total expenses are in the amount of $3,523.52 and the loan was underwritten by AUS/DU (Locator#Anders jr final AUS) and its recommendation is “Approve/Eligible” with a DTI of 43.85%"		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46759302	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Yes	First	$0.00	$4,806.41	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.501%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2023 shows that the subject mortgage was originated on xx”.
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”.
There is one HOA lien in favor of “xx.” in the amount of $xx which was recorded on xx
There is a prior hospital lien active against the subject borrower in favor of “xx.” in the amount of $1,409.62 which was recorded on xx.
No prior year’s delinquent taxes have been found.	As per the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,701.31 with an interest rate of 6.125% which was applied for the due date of 8/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,701.31 with an interest rate of 6.125% which was applied for the due date of 8/xx/2023. The current UPB is $xxx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: 15 |---| -1 |----| -6.66666% Comment: Note reflects age of loan as 14 months. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows that the comparable sales selected are inappropriate due to location. The review of the appraisal report shows that comparables are further than the allowed limit, and excessive adjustments were made to the comparables due to the difference in size of the gross building area. Comp #3, with a sales price of xx is the closest to the subject property valued at xx Zillow search shows an estimated value of $378,200. The current UPB is $xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated 4/xx/2022 reflects points - loan discount fee at $1,202.00. However, the final CD dated 5/xx/2022 reflects the points - loan discount fee at $2,100.00. The loan estimate dated 4/xx/2022 does not reflect the tax service fee. However, the final CD dated 5/xx/2022 reflects a tax service fee at $75.00. This is a cumulative increase in fees of $973.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82626716	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	No	First	$0.00	$655.74	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	23.854%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx”
The chain of assignment is incomplete. Currently, the subject mortgage is with the original lender “xx”. However, the last assignee should be xx
No active judgments or liens have been found.
The combined taxes for 2022 have been paid in the amount of $655.74.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $288.86 (PITI) which was applied to the due date of 8/xx/2023. The current UPB is $xx. The current P&I is $288.86, and the interest rate is 6.625%.

Collections Comments:Collection comments are missing from the loan file.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xxx.
No record of bankruptcy filed by the borrower has been found.
No evidence of foreclosure has been found.
As per the loan application, the borrower was previously working at xx. Currently, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Appraisal (Incomplete) Missing Dicsloures	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| 32 (Days) |----| Comment: Note reflects, original note date is xx Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: As per tape data, Stated maturity date is xx However note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated 1/xx/2023 is in "as is" condition, but the improvement section shows there was some dampness in the basement of the property at the time of inspection. Tape and photo addendum show some water on the floor of the basement. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was denied by Chase as the BWR does not have enough trade lines to review credit history; the majority of the trade lines are authorized user accounts. LP was used on the loan as the investor did not follow the requirement for authorized user accounts. Further details not provided."
																																																																																							* Missing Required Disclosures (Lvl 3) "Operative income statement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87308937	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Yes	First	$0.00	$0.00	08/xx/2023	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.703%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx”. The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”. There is a junior mechanics lien active in favor of “xx.” in the amount of xx which was recorded on xx The annual county taxes for 2022 were exempted on 12/xx/2022. No prior year delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $879.21 (PITI) which was applied for the due date of 8/xx/2023. The current P&I is $625.85 and the interest rate is 3.990%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $879.21 (PITI) which was applied for the due date of 8/xx/2023. The current P&I is $625.85 and the interest rate is 3.990%. The current UPB is $xxx
No bankruptcy evidence has been found.
The foreclosure was initiated in 2022. The complaint has not been filed yet. However, as per the comment dated xx the loan was reinstated. Further details not provided.
As per the collection comment dated xx the RFD is inability to sell property.
The Covid-19 attestation is available at xx
 As per the property inspection report dated 9/xx/2021 located at xx, the subject property was damaged due to falling trees on the house from a xx disaster. As per the comments dated xx, three trees fell on the house. The subject property was unlivable and needed to be demolished. The actual loss amount is not available. As per the comment dated xx the date of loss was xx and the loss draft check amount was xx As per comments dated xx, the house was under active construction to rebuild. The tape data and latest comment dated xx show that the repairs are 95% complete and the only outstanding work was to clean up the flooring doors. However, the structure is sound. No comments have been found regarding repair completion. The comment dated xx shows the property is vacant.
As per the final application, the borrower has been working at xx

Foreclosure Comments:The foreclosure was initiated in 2022. The complaint has not been filed yet. However, as per the comment dated 5/xx/2022, the loan was reinstated. Further details not provided.
Bankruptcy Comments:Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per appraisal current value is not applicable. However, seller tape show xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The total of payments disclosed on the final CD is $230,603.44. The calculated total of payments is $232,362.00 for an under-disclosed amount of $1,758.56. The reason for the total of payments under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $97,629.42. The calculated finance charge is $98,362.98 for an under-disclosed amount of $733.56. The reason for the finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.703%, as the borrower's income is $3,133.36 and total expenses are in the amount of $1,557.36. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of 49.70%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1903	Not Applicable
7995515	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Yes	First	$0.00	$4,251.34	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	41.307%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx”. The chain of assignments has not been provided. However, the mortgage is with the original lender,xx. There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx which was recorded on xx No active judgments and liens have been found. The annual combined taxes for 2023 are due in the amount of $4,251.34 on 10/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,568.50 (PITI), which includes the P&I of $983.88, which was applied to the due date of 8/xx/2023. The current rate of interest is 4.250% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xxx
As per the servicing comment dated 12/xx/2021, the borrower’s income was impacted by COVID-19. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the comment dated 2/xx/2022, the subject property has been occupied by the owner. CCs do not show any damage.
As per the final 1003, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -31.863% |----| -31.86300% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The PH string is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: Refinance   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: The subject property type per appraisal report is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.30%. Tape shows BWR1 wage income and BWR2 SE income were determined to be unstable as BWR1 income increased in 2019 compared to 2018, and BWR2 SE income for 2019 was significantly lower than 2018. DTI is 73.17%. Further details not provided. Lender defect. Subject loan was originated on xx and the 3-year SOL has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $155,487.91. Calculated finance charge is $156,875.91 for an under disclosed amount of -$1,388.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.
Loan failed TILA Foreclosure Rescission Finance Charge Test. Finance charge disclosed on Final CD as $155,487.91. Calculated finance charge is $156,875.91 for an under disclosed amount of -$1,388.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx and the 3 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx Initial CD dated xx reflects lender credit at $3,054.00, however, Final CD dated xx reflects lender credit at $1,388.00. This is decrease of +$1,666.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is x
																																																																																								* Missing DU/GUS/AUS as required by guidelines (Lvl 2) "AUS report prior to closing is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2266	2251
39832942	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Yes	First	$0.00	$2,513.84	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.750%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx. There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,290.59 which was applied for the due date of 8/xx/2023. The current P&I is $700.65 and PITI is $1,290.59. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The UPB is $xxx
As per final application, the borrower was xx.
The loan was originated on xx As per the seller’s tape data, the borrower was not employed at the time of closing.
The covid-19 attestation is located at xx
As per comment dated xx the roof of the subject property was damaged by hurricane on xx As per the comment dated xx the borrower requested a claim for the amount of xx No evidence has been found regarding the completion of repairs.
No evidence has been found regarding occupancy in servicing comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per current value is not applicable; however, seller tape shows current value is xx Tape Source: Initial Tape Type: x Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""The subject loan was approved at 40.75%. Tape shows the BWR was not employed at the time of closing. BWR went on workers comp.
Further details not provided. BWR defect. The subject loan was originated on xx and the 3-year SOL is active.""
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as $94,498.86. Calculated finance charge is $94,903.87 for an under disclosed amount of -$405.01. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$19,968.52	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2087	Not Applicable
44051551	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Yes	First	$0.00	$3,474.15	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	55.101%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of school taxes for 2022 have been paid in the amount of $2,064.81 on 09/xx/2022.
The annual installments of combined taxes for 2023 have been paid in the amount of $1,529.59 on 01/xx/2023.
The annual installments of school taxes for 2023 are due in the amount of $1,944.56.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 8/xx/2023. The last payment was received on 8/xx/2023 in the amount of $2,368.79 (PITI) which was applied for the due date of 7/xx/2023. The current P&I is $1,685.27 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 8/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final 1003, the borrower has been working at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per appraisal report current value xx However seller tap show not applicable. Tape Source: Initial Tape Type: x
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: 1.68800%   Comment: Original CLTV ratio percent xx However seller tap show xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: 1.68800%   Comment: Original standard LTV (OLTV) xx However seller tap show xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows the loan is not insurable by the FHA due to the incorrect use of gift funds, and upon correction, the loan lost its insurability. A gift of $13,000 is not supported by the donor's bank statement. Total assets of $28,985.47 available as per DU satisfy the cash-to-close requirement."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $16,392.97 exceeds fees threshold of $10,022.48 over by +$6,370.49.
The below fees were included in the test:
Administration Fee paid by Borrower: $399.00
Points - Loan Discount Fee paid by Borrower: $14,503.97
Processing Fee paid by Borrower: $995.00
Underwriting Fee paid by Borrower: $495.00.

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $16,392.97 exceeds fees threshold of $10,022.48 over by +$6,370.49.
The below fees were included in the test:
Administration Fee paid by Borrower: $399.00
Points - Loan Discount Fee paid by Borrower: $14,503.97
Processing Fee paid by Borrower: $995.00
Underwriting Fee paid by Borrower: $495.00."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged $16,392.97 exceeds fees threshold of $10,022.48 over by +$6,370.49.
The below fees were included in the test:
Administration Fee paid by Borrower: $399.00
Points - Loan Discount Fee paid by Borrower: $14,503.97
Processing Fee paid by Borrower: $995.00
Underwriting Fee paid by Borrower: $495.00."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 5.343% exceeds APR threshold of 7.363% variance by -2.020%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.101% as the borrower's income is $6,161.03 and total expenses are in the amount of $3,394.79 and the loan was underwritten by LP (xx) and its recommendation is “accept” with a DTI of 55%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11388705	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	Other	$0.00	$463,754.92	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	46.988%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The loan was originated on xx. As per updated title report datedxx, the subject mortgage not found or recorded. No active judgments or liens were found. There are no property taxes for this unit. No prior year’s delinquent taxes have been found.	According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $506.35 (PITI) which was applied for the due date of 9/xx/2023. The current P&I is $470.24 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx.
As per the final application, the borrower, xx has been working at xx
Covid-19 attestation is available in the loan file, which is located at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 10.570% |----| 10.57000% Comment: As per application, calculated DTI is 46.988%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Note reflects, property address xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.98%, as the borrower’s income is $3,632.94 and total expenses are in the amount of $1,707.03 and the AUS report is missing from the loan documents."	* Assets do not meet guidelines (Lvl 3) "The tape shows a large deposit of $10K could not be sourced. A gift letter and a copy of the check to support the gift are available. However, the donor's bank statement proving the donor's ability is missing from the loan documents. Total available assets as per DU of $106,392.56 satisfy the cash to close requirement of $55,972.19." * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Final AUS/DU report is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 04/xx/2021 does not reflect Points - Loan Discount Fee and Lock Extension Fee. However, final CD dated 06/xx/2021 reflects Loan Discount Fee at $ $624.00 and Lock Extension Fee at $83.20. This is an increase in fee of $707.20 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2415	Not Applicable
69665147	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,988.95	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	28.103%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx. The chain of assignments has not been provided. However, the current assignment is with the original lender “xx.” No active judgments and liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $820.12 (PITI), which includes the P&I of $384.77, which was applied to the due date of 8/xx/2023. The current rate of interest is 2.375% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xx.
As per the seller’s tape data, the borrower was terminated one day prior to closing while on medical leave. The borrower was unaware of their termination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No comments pertaining to damage to the subject property have been observed.
The Covid-19 attestation is located at xx
As per the final application, the borrower xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	Field: Payment History String Loan Value: xx Tape Value: xx |---| |----| Comment: The String is xx Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value at xx Current UPB $88,462.34." * ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower; Points - Loan Discount Fee paid by Borrower: $4,037.00" * Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.10%. Tape shows BWR was not employed at the time of closing, as BWR was terminated one day prior to closing. Further details not provided. BWR defect. The subject loan was originated on xx and the 3-year SOL is active."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2325	Not Applicable
58114604	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,667.62	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	37.962%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
There is junior mortgage active against the subject property in favor of xx.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,261.00 which was applied for the due date of 8/xx/2023. The current P&I is $729.91 and PITI is $1,261.00. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The UPB is $xxx
As per final application, the borrower has been working at xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows the comps used are physically dissimilar and inappropriate sales. As per the appraisal report, the comps used are superior in terms of lot size, age, and GLA. Comp #2 is the closest, with a sales price of xx The appraised value of the subject property is xx Zillow search shows subject valued at $187K. Current UPB $155K. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 09/xx/2021 does not reflect rate lock fee. However, CD dated 01/xx/2022 reflects rate lock fee at $400.13. This is an increase in fee of $400.13 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 09/xx/2021 reflects appraisal fee at $590.00. However, CD dated 01/xx/2022 reflects appraisal fee at $750.00. This is an increase in fee of +$160.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94421470	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$763.04	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	31.628%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx.
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $724.52 (PITI), which includes the P&I of $531.24, which was applied to the due date of 8/xx/2023. The current rate of interest is 4.375% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No comments pertaining to damage to the subject property have been observed.
As per the final application, the borrower xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
																																																																																				Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The PH string is xx Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows comparable sales one, two, and three were considered inappropriate, and the value is not supported. The review of the appraisal report shows that the comps selected are not from the immediate neighborhood of the subject property. Comp #1, with a sales price of xx is closest to the subject property, valued at xx The Zillow search shows an estimated value of xx Current UPB $93,192.32."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89671774	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,382.04	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	27.328%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 are due on 12/xx/2023 in the amount of $1,382.04.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $2,263.06 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,752.49 and the interest rate is 4.375%.	Collections Comments:The loan is currently performing, and the next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $2,263.06 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx
The Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: xx Loan Value: Other Tape Value: xx |---| |----| Comment: MI company is xx which not listed in xx hence updated other. Tape Source: Initial Tape Type:
																																																																																				Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows that the appraisal was determined to have used inappropriate comparable sales. The review of the appraisal report shows that the comparables selected are not from the immediate neighborhood of the subject property and are not similar in terms of lot size, GLA, additional amenities, and upgrades. Comp #1, with a sales price of xx is closest to the subject property, valued at xx A Zillow search shows an estimated value of xx Current UPB $343K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86136277	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,512.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	32.054%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the loan is with the xx. However, it should be with xx.
There is a UCC finance statement against the borrower in favor of “xx”, which was recorded on xx with document # xx The amount of the lien is not mentioned on the supporting document.
The is one junior mortgage active against the subject property in favor of “xx”, which was originated on xx and recorded on xx in the amount of $xx.
For parcel # xx
The first installment of county taxes for 2023 has been paid in the amount of $756.00.
The second installment of county taxes for 2023 is due in the amount of $756.00.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,323.36 (PITI) which was applied for the due date of 8/xx/2023. The current P&I is $1,025.07 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The current UPB reflected as per the payment history is $xxx
As per final 1003, the borrower was previously working at xx. Currently, the borrower has been working at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: MI Company Loan Value: Other Tape Value: xx Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "As per the appraisal report the subject property is a manufactured home. The Alta-7 endorsement is attached to the final title policy. The MH rider attached to the mortgage shows xx. The affidavit of affixture dated 8/xx/2022, located at xx recorded on xx shows the home has been affixed to the land. However, the final title policy shows the affixture of the affidavit as an exception."	* TRID Violations (Lvl 3) "The tape shows the loan failed the revised loan estimate delivery and timing test. The last revised loan estimate in file, dated 8/xx/22, was not issued or received at least 4 precise business days prior to consummation close on 8/xx/22. The revised LE was required for purchase. A post-delivery or post-closing certification from the borrower as proof of receipt was not accepted. The subject loan is a purchase that originated on xx and the SOL of 1 year has expired."	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exception test failed the reimbursement amount validation test as the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase that originated on xx The SOL of 1 year has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as $206,607.25. Calculated finance charge is $206,732.25 for an under disclosed amount of -$125.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx the SOL of 1-year has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 07/xx/2022 does not reflect Structural Inspection fee. However, final CD dated 08/xx/2022 reflects Structural Inspection fee at $350.00. This is an increase in fee of +$350.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx the SOL of 1-year has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2184	Not Applicable
10396271	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Yes	Second	$0.00	$543.01	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.384%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx. The chain of assignments has been completed. Currently, the assignment is with the original lenderxx. There is an active prior mortgage against the subject property in favor of xx. The annual combined taxes for 2022 were paid on 10/xx/2022 in the amount of $543.01. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $961.39 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xx. The current P&I is $723.34 and the interest rate is 4.125%.	Collections Comments:The loan is currently performing, and the next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $961.39 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx
The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a VA cash-out refinance. The tape shows that LTV exceeded more than 90%, and as a result, the loan does meet GNMA pooling requirements to achieve the minimum loan size to form a pool. Further details were not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1746	Not Applicable
44704802	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,155.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	46.414%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx. The chain of assignments has been completed. Currently, the assignment is with the original lender xx. No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2022 were paid on 10/xx/2022 in the amount of $903.00. The annual city taxes for 2022 were paid on 5/xx/2023 in the amount of $1,252.40. No prior year’s delinquent taxes have been found.	According to the tape as of 8/xx/2023, the borrower is current with the loan and the next due date is 8/xx/2023. The date of the last payment received is not available. The unpaid principal balance is $xx. The current interest rate is 6.750%.	Collections Comments:The loan is currently performing, and the next due date is 8/xx/2023. The date of the last payment received is not available. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Investor Tape Value: Primary Variance: Variance %: Comment: Final application reflects, occupancy type is Investor. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is $21,823.44 and annual payments (debt service) are $24,079.80. DSCR ratio is 0.91." * Loan does not conform to program guidelines (Lvl 3) "The subject property is NOO. The tape shows an early payment default, and the borrower was delinquent on their first and second monthly payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2203	2222
16464130	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$803.43	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	49.489%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx. The chain of assignments has been completed. Currently, the assignment is with the original lender xx. No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2022 were paid on 11/xx/2022 in the amount of $803.43. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,536.75 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,536.75 and the interest rate is 6.625%.	Collections Comments:The loan is currently performing, and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,536.75 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx
The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -11.001% |----| -11.00100% Comment: Borrower DTI Ratio Percent is 49.489% Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.48%. The tape shows a miscalculation of PITI for the subject property, which may push DTI to 60.49%. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $10,248.00 Exceeds Fees threshold of $7,009.09 Over by +$3,238.91.
The below fees were included in the test:
Lock Extension Fee paid by Borrower: $96.00
Mortgage Broker Fee (Indirect) $4,800.00
Points - Loan Discount Fee paid by Borrower: $5,352.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $10,248.00 Exceeds Fees threshold of $7,009.09 Over by +$3,238.91.
The below fees were included in the test:
Lock Extension Fee paid by Borrower: $96.00
Mortgage Broker Fee (Indirect) $4,800.00
Points - Loan Discount Fee paid by Borrower: $5,352.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2141	Not Applicable
33278900	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	Second	$0.00	$735.44	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	736	663	31.879%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx.
There is no chain of assignment. Currently, the loan is with the original lender xx.
There is water/sewer lien active against the subject property in favor of xx. However, the amount of lien is not available in supporting document.
Annual county taxes for 2023 are due on 9/xx/2023 in the amount of $735.44.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $938.71 which was applied for the due date of 8/xx/2023. The current P&I is $738.57 and PITI is $938.71. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The UPB is $xxx
As per the final application, the borrower’s income source is other.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -73.384% |----| -73.38400% Comment: Seller tape shows DTI Ratio percent is 105.263% as per the latest application document is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Seller tape shows Property Address Street is xx as per the Note document is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 12/xx/2022 does not reflect Second Appraisal Fee. However, CD dated 12/xx/2022 reflects Second Appraisal Fee at $+2.99.
Loan estimate dated 12/xx/2022 reflects Appraisal Fee at $515.00. However, CD dated 12/xx/2022 reflects Appraisal Fee at $525.00.
This is a cumulative increase in fee of +$12.99 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS/DU report is missing from the loan documents. Post close DU is located at xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents. Post close 1008 is located at xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.87%. The tape shows DTI of 105% due to employment misrepresentation. BWR2 was promoted to a full-time position, and the lender used the increased income to qualify. BWR2 quit his job after closing. Borrower defect. The subject loan originated on xx and the 3-year SOL is active."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32672055	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,708.18	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	705	Not Applicable	49.808%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender “xx”.
No active judgments or liens have been found.
The county taxes for 2022 have been paid in the amount of $3,559.85 on 11/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 08/xx/2023. The last payment was received on 07/xx/2023 in the amount of $1,843.36 (PITI) which was applied to the due date of 07/xx/2023. The monthly P&I is $1,415.42, and the interest rate is 6.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 08/xx/2023. The current UPB is $xxx
No record of bankruptcy filed by the borrower has been found.
As per tape data, the subject property is owner-occupied.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -15.972% |----| -15.97200% Comment: Borrower DTI ratio percent 65.780% in audit 49.808% Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 50%. The tape shows a miscalculation of the borrower's base income, which may push DTI from 50% to 65.78%. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $296,400.00. Current UPB is $xx."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15536185	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,024.60	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$918.23	xx	5.125%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	64.033%	First	Final policy	Not Applicable	Not Applicable	06/xx/2014	xx	Not Applicable	4.750%	$1,108.06	07/xx/2015	Financial Hardship	The review of the updated title report dated 02/xx/2024 shows that the subject mortgage was originated on xx.

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The last payment was received on 8/xx/2023, which was applied for the due date of 8/xx/2023 and the next due date for payment is 9/xx/2023. The P&I is $1,108.06 and PITI is $1,349.97. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The last payment was received on 8/xx/2023, which was applied for the due date of 8/xx/2023 and the next due date for payment is 9/xx/2023. The P&I is $1,108.06 and PITI is $1,349.97. The UPB reflected as per the payment history is $xxx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new modified P&I of $1,108.06 with the new fixed interest rate of 4.750% beginning from xx to the new maturity date of xx	Affiliated Business Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not applicable Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -385 (Days)   Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 63 (Days)   Variance %:    Comment: 8/xx/2023   Tape Source: Initial   Tape Type:
Field: Parsed Street Address Apartment or Unit   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
																																																																																				Field: xx Loan Value: xx Tape Value: xx Variance: Variance %: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92758105	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,212.24	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,134.66	xx	5.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	23.099%	First	Short Form Policy	Not Applicable	xx	09/xx/2015	xx	Not Applicable	4.875%	$1,226.22	03/xx/2016	Financial Hardship	As per the updated title report dated 02/xx/2024, the subject mortgage was originated on xx. No active judgments or liens were found. The first and second installments of county taxes for 2023 were paid in the total amount of $2,212.24 on 06/xx/2023 & 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 09/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1,401.67 (PITI) which was applied to the due date of 08/xx/2023. The current monthly P&I is $1,226.22, and the interest rate is 4.875%. The current UPB is $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 09/xx/2023. The current UPB is $xxx
The reason for default is not available in latest servicing comments.
As per the servicing comment dated 02/xx/2023, the subject property was damaged on xx due to water. Comment dated xx shows loss amount is xx BWR received a loss draft check in the amount of xx on 2/xx/2023. No evidence of completion or status of repair was found in the collection comments.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx. As per the modified terms, the modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $1,226.22 with a modified interest rate of 4.875% beginning on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount. As per note, this is an interest only payment loan for 120 months which ended on 2/xx/2016.	Loan Program Info Disclosure	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: The current status of loan is collection Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -162 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 70 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan documents."
																																																																																								* Note has LIBOR Index with Replacement Clause (Lvl 2) "Note states, if the Index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,489.65	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27260940	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.229%	First	Final policy	Not Applicable	Not Applicable	05/xx/2014	xx	Not Applicable	5.000%	$749.56	06/xx/2014	Financial Hardship	According to the updated title report dated 02/xx/2024, the subject mortgage was originated on xx.
There is junior mortgage active against the subject property in favor of xx.
Tax status is to follow.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $893.23 which was applied for the due date of 8/xx/2023. The current P&I is $749.56 and PITI is $893.23. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The UPB is $xxx.
As per the document located at xx subject property was damaged due to fire on xx The estimated cost of repair is $xx. No details have been found regarding repairs completed.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 5/xx/2014. As per the modified term, the new principal balance is $xx. The borrower promises to pay $749.56 monthly with a modified interest rate of 5.000% beginning on 6/xx/2014 with a maturity date of xx

Affiliated Business Disclosure Credit Report Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -27 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 66 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "Missing credit report."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed the origination fee test. (DC ST § 28-3301(e)(1)-(2))
The loan has an origination fee that is greater than 1% of the loan's principal.
Origination Fee Test is fail. Loan data is $4,411.00 and comparison data is $1,272.00. Hence, the variance is +$3,139.00.

The loan failed the discount fee test. (DC ST § 28-3301(e)(1)-(2))
The loan has an origination fee that is greater than 1% of the principal.
Discount Fee Test is fail. Loan data is $4,411.00 and comparison data is $1,272.00. Hence, the variance is +$3,139.00."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63241106	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,784.05	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,020.83	xx	6.125%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	72.485%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. There is one credit card judgment against the borrower in favor of “xx”, which was recorded on xx in the amount of xx The first and second installments of county taxes for 2023 have been paid in the total amount of $4,784.05. No prior year’s delinquent taxes have been found.	According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,761.24 (PITI) which was applied for the due date of 8/xx/2023. The current P&I is $1,271.20 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The current UPB reflected as per the payment history is $xxx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: As per the note the interest-only expiration date is xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the note the interest-only period is for 120 months.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 61 (Days)   Variance %:    Comment: As per the PH the last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: xx   Tape Value: xx   Variance: 366 (Days)   Variance %:    Comment: As per the note the next pay change date is xx   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: 366 (Days)   Variance %:    Comment: As per the note the next rate change date is 8/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “xx“ shows that the original note has been misplaced, destroyed, or lost. However, a copy of the note is available in the loan file located at “xx" * Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "The application date is not mentioned on the executed final 1003, which is located at xx
* Application Not Signed by All Borrowers (Lvl 2)     xx
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
84710028	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,674.58	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,827.50	xx	6.375%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	59.888%	First	Final policy	Not Applicable	Not Applicable	03/xx/2017	xx	Not Applicable	4.875%	$1,820.19	09/xx/2017	Financial Hardship	According to the updated title report dated 11/xx/2023, the subject mortgage was originated on xx. No active judgments or liens have been found. The first installment of county taxes for 2023 has been paid in the amount of $2,837.29. The second installment of county taxes for 2023 is due in the amount of $2,837.29. No prior year’s delinquent taxes have been found.	According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $2,490.72 (PITI) which was applied for the due date of 8/xx/2023. The current P&I is $1,820.19 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The current UPB reflected as per the payment history is $xxx
The modification agreement was made between the lender xx.
As per the comment dated xx the reason for default is excessive obligations.
As per the comment dated xx the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender, xx. As per the modified term, the new principal balance is $xx. The borrower promises to pay $1,820.19 monthly with a modified interest rate of 4.875% beginning on xx with a maturity date of xx The loan has been modified once since origination.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -158 (Days) |----| Comment: xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 8/1xx/2017   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 67 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Primary   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -9.47368%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at xx shows that the original note has been misplaced, destroyed, or lost. However, a copy of the note is available in the loan file located at xx	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			636	605
8016912	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,348.12	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	49.115%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx. The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx. There are 2 credit card judgments against the prior owner in favor of the xx. The annual county taxes for 2022 were paid on 11/xx/2022 in the total amount of $1,294.20. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $2,309.08 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,941.84 and the interest rate is 5.500%.	Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $2,309.08 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the seller credit of $10,800.00 is greater than the closing cost of $7,706.10. Reducing the sales price by the amount of the excessive contribution resulted in a LTV of 95.82%, which would have required a higher mortgage insurance amount that was not obtained at origination."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.11% as the borrower’s income is $5,605.34 and total expenses are in the amount of $2,753.08 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.12%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2304	Not Applicable
28599383	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,860.59	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	785	Not Applicable	40.331%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx. There is no chain of assignment. Currently, the loan is with the original lender xx. However, it should be with xx. No active judgments or liens have been found. The first and second installments of county taxes for 2022/2023 have been paid in the total amount of $2,860.59. No prior year’s delinquent taxes have been found.	According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. We are unable to determine the last payment received. As per the document located at “xx,” the current P&I is $1,830.59 and the PITI is $2,149.41 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The current UPB reflected as per the payment history is $xxx
As per final 1003, the borrower was previously working at xx. Currently, the borrower has been working at "xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is $20,643.96 and annual payments (debt service) are $28,923.12. DSCR ratio is 0.71."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 40.33%. Tape shows lender relied on BWR bonus income to qualify and actual DTI is 55%. DSCR is .71. Further details not provided. Lender defect. Subject loan was originated on xx and the 3-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2345	Not Applicable
89534717	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$428.00	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	38.899%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated on xx. The chain of assignments is incomplete. Currently, the assignment is with "xx". However, it should be "xx." There are 2 civil judgments found against the subject borrower in favor of xx in the total amount of xx which were recorded on 10/xx/2010 and 12/xx/2020. The county taxes for 2023 are due in the total amount of $428.00 on 2/xx/2024. The county taxes for 2022 are paid in the amount of $441.00 on 4/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $606.27 (PITI) and was applied to the due date of 8/xx/2023. The monthly P&I is $395.97 with an interest rate of 6.750%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/xx/2023, the borrower is performing with the loan, and the next due date is 9/xx/2023. The current UPB is $xxx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. As per the final application, the borrower "xx" has been working at xx. No visible damages have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -136 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.591%   Variance %: 1.59100%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 1.591% Variance %: 1.59100% Comment: As per calculation. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Brokerage/Finder Fee Test due to Fees charged $3,375.64 exceeds fees threshold of $1,221.00 Over by +$2,154.64.

The below fees were included in the test:

Lender Fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $1,746.64"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $3,375.64 exceeds fees threshold of $2,783.45 over by +$592.19.

The below fees were included in the test:

Lender Fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $1,746.64

Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $3,375.64 exceeds fees threshold of $2,783.45 over by +$592.19.

The below fees were included in the test:

Lender Fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $1,746.64

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the alloxxle points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan did not meet rent credit guidelines. BWR rented the subject property prior to purchasing it through the subject transaction. As per the lease agreement, BWR used to pay a monthly rent of $800. Verification of rent payment receipt history is available in the loan document. Also, tape shows the appraiser’s estimate of market value prior to funding is missing. Subject is a primary purchase, a single-unit manufactured home, and rental income is not used for income qualification. The appraised value of the subject property is xx
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is FHA. MI certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, final CD reflects cash to in the amount of $21.61."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.068% exceeds APR threshold of 7.590% over by +0.478%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. According to the appraisal report xx dated 2/xx/2023, the subject property type is manufactured home. The ALTA 7 endorsement is attached to the title policy. The manufactured home rider is attached to the mortgage, which contains the VIN# xx. The affixation affidavit located at (xx) shows that a home is permanently attached to the land."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1943	Not Applicable
88336177	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	$143.98	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	55.884%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx.
The chain of assignment is not complete. Currently, the loan is with the original lender, MERS as nominee for xx. However, it should be with xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,868.90 which was applied for the due date of 8/xx/2023. The current P&I is $1,251.35 and PITI is $1,868.90. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The UPB is $xxx
As per final application, the borrower has been working at xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 82 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment: As per 1008/DU calculated DTI is 55.884%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 6 (Days)   Variance %:    Comment: Last payment received date is xx   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERs MIN no. is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: 1.68800%   Comment: CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: 1.68800%   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $11,246.97 exceeds fees threshold of $8,094.20 over by +$3,152.77.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,951.97
Underwriting Fee paid by Borrower: $295.00

Loan fails Qualified mortgage lending policy points and fees test due to fees charged $11,246.97 exceeds fees threshold of $8,094.20 over by +$3,152.77.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,951.97
Underwriting Fee paid by Borrower: $295.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that HUD would not insure the subject loan as new warranty builder documents are missing. The original appraisal report was subject to the completion of construction, and 1004D confirming construction is complete is available. Also, a warranty of completion of construction disclosure e-signed by the builder is available in the loan documents.  Zillow and realtor.com do not reflect the estimated value of the property. Current UPB $281,773.27."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM rebuttable presumption test due to fees charged $11,246.97 exceeds fees threshold of $8,094.20 over by +$3,152.77.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,951.97
Underwriting Fee paid by Borrower: $295.00"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed FHA QM safe harbor test threshold test due to APR calculated 4.624% exceeds APR threshold of 7.322% over by -2.698%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2022 does not reflect Final Property Inspection Fee. However, CD dated 07/xx/2022 reflects Final Property Inspection Fee at +$200.00. This is an increase in fee of +$200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2022 reflects Points - Loan Discount Fee at $1,274.00. However, CD dated 07/xx/2022 reflects Points - Loan Discount Fee at $10,951.97. This is an increase in fee of +$9,677.97 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx and the SOL is 1-year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.88%, as the borrower's income is $7,598.39 and total expenses are in the amount of $4,246.28 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 55.88%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3237259	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,698.93	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			34.376%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated on xx. The chain of assignments is complete. Currently, assignment is with the original lender, "xx". No active judgments or liens were found. The county taxes for 2022 are paid off in the total amount of $1,698.93. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,493.62 (PITI) and was applied to the due date of 8/xx/2023. The monthly P&I is in the amount of $1,203.44 with an interest rate of 3.500%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xxx As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. As per the final application, the borrower, xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Stated Maturity Date Loan Value: xx Tape Value: xx |---| -62 (Days) |----| Comment: As per note stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property Marketability Issues (Lvl 3) "Tape shows that the comps used do not support the property value. As per the appraisal report, the comps used are superior in terms of lot size, view, quality of construction, age, condition, GLA, and other amenities. Comp #3 is the closest, with a sales price of xx The appraised value of the subject property is xx Zillow search shows subject valued at xx Current UPB $258K. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2190	Not Applicable
17719493	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,890.42	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	49.913%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/xx/2023, the subject mortgage was originated on xx.
There is no chain of assignments as the subject mortgage is with xx.
There is one junior mortgage against the subject property in favor of xx.
There is one UCC lien for solar panels in favor of xx.
All prior years’ taxes have been paid.

As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $4458.60 which was applied for the due date of 09/xx/2023. The current P&I is $3118.57 and PITI is $4458.60. The UPB is $xx.	Collections Comments:The loan is performing. As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023The UPB is $xxx
As per final 1003, the borrower was previously working at Disney for the period xx. Later, the borrower started working at xx. Currently, the borrower joined xx.
The Covid-19 attestation is available in loan file located at (xx).
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per loan file Appraisal report not applicable; However seller tape show current value xx Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per loan file Appraisal report not applicable; However seller tape show current value date xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: 122 (Days)   Variance %:    Comment: Interest paid through date xx However seller tape show xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: As per note Maturity date xx However seller tape show xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan due to investor policy changing from e-notes to paper. Subject loan closed with an e-signed note and was then converted to paper, removing the watermark."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.91%, as the borrowers' income is $13,430.90 and total expenses are in the amount of $6,703.75 and the loan was underwritten by LP Locator#xx and its recommendation is “Accept a DTI of 50%"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40271638	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Yes	First	$0.00	$814.88	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.460%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx. The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”. No active judgments or liens found. The 2022 county annual taxes have been paid in the amount of $814.88 on 11/xx/2022. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,883.05 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,622.83 and the interest rate is 2.625%.	Collections Comments:The loan is currently performing, and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,883.05 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -730 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 2.464%   Variance %: 2.46400%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.460%. The tape shows the loan was repurchased due to BWR altering bank statements to show he was the owner of the account with $22K in assets. BWR defect. The subject loan originated on xx and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2033	Not Applicable
20603803	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,776.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	35.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx. The chain of assignments is completed. The assignment is with “xx” which was recorded on 4/xx/2022. There is a UCC against the subject property in favor of xx. The second installment of county taxes for 2023 is due on 10/xx/2023 in the amount of $1,888.00. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $2,071.92 (PITI) which includes the P&I of $1,592.53, which was applied to the due date of 8/xx/2023. The current rate of interest is 3.625%. The current UPB is $xx and the deferred balance is $21,147.91.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xxxand the deferred balance is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the collection comment dated 1/xx/2022, the borrower’s income was impacted by Covid-19. As per the collection comment dated 9/xx/2022, the borrower was on an FB plan that ran from 1/xx/2022 until 12/xx/2022. As per the collection comment dated 1/xx/2023, the borrower was approved for the Covid-19 deferral payment of xx.
As per the collection comment dated 1/xx/2022, the subject property was flooded on 1/xx/2022. As per the collection comment dated 4/xx/2022, the loss draft check was received for $2,744.31 from xx. The comment dated 4/xx/2022 reveals that the hazard claim has been closed.
As per the collection comment dated 3/xx/2023, the disaster impact mail was received. CCs do not show any damage after March 2023.
As per the collection comment dated 12/xx/2022, the subject property was occupied by the owner.
As per the final application, the borrower has been xx.
The Covid-19 attestation document is available at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: x Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: x Tape Value: x Variance: -60 (Days) Variance %: Comment: The maturity date per note is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased because the loan was manually approved without lender justification, addressing multiple credit alerts like a "refer with caution" recommendation from DU and derogatory credit events, recent credit inquiries, and BWR's credit score not meeting the minimum requirements for manual UW. MI insurance is canceled on the loan because the loan was paid in full. Subject approved at 35%."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2021 does not reflect Points - Loan discount fee. However, CD dated 07/xx/2021 reflects Points - Loan discount fee at $3,492.00 . This is an increase in fee of $3,492.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2029	Not Applicable
50737626	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	No	Yes	First	$0.00	$3,286.38	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.394%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx There is no chain of assignment. Currently, the loan is with the original lender, xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No delinquent taxes have been found.	As per the review of payment history as ofxx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is $841.23 and PITI is $1,229.26. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx The UPB is xx
As per comment dared xx, RFD was excessive obligations.
As per the final application, the borrower worked at xx for the period xx. Currently, the borrower has been working at xx as an xx for 1 year.
Covid-19 attestation is located at “Credit File - xx”.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value:xx   Variance:    Variance %:    Comment: Current value date is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -730 (Days)   Variance %:    Comment: Interest paid through date is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: xx  Comment: Original CLTV ratio percentage is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Review of Appraisal and seller tape shows that the subject ha property flipping issue. As per Appraisal the prior sales or transfer wad held on xx with xx sales price. However, Appraisal report dated xx shows that the current appraisal value of subject is xx The subject has been substantially renovated since that time."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Lock Extension Fee and appraisal re-Inspection Fee. However, CD dated xx reflects Lock Extension Fee at $245.47 and appraisal re-Inspection Fee at xx Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect Rush Fee at xx However, CD dated xx reflects Rush Fee at xx This is an increase in fee of $570.47 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* MI, FHA or MIC missing and required (Lvl 2) "This loan is FHA. MI cert is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2179	Not Applicable
83224309	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,326.21	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	36.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.There is no chain of assignments. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior years’ taxes have been paid.
As per the review of payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of $2600.00 which was applied for the due date of xx The current P&I is xx and PITI is $2600.00. The UPB is xx

Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx The UPB is xx
As per final 1003, the borrower was previously working at xxfor the period xx to xx Currently, the borrower has been working at xxThe post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 36.481% Tape Value: 35.431% |---| 1.050% |----| 1.05000% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 13.818%   Variance: 1.049%   Variance %: xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -469 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Lock Extension but reflect Appraisal Fee at xx However, CD dated xx reflects Lock Extension at xx and Appraisal Fee at xx This is an increase in fee of $1,458.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased because the comparables selected were inappropriate. The review of the appraisal report shows that the comparables selected are not from the immediate neighborhood of the subject property. Also, the comps are not similar in terms of site value, property age, condition, design style, and GLA. Comp #3, with a sales price of $439K, is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB xx			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31064948	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$3,100.43	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.644%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx.
The chain of the assignments has not been provided. However, the mortgage is with the original lender “MERS as the nominee for xx
There is a notice of assessment against the subject property in favor of the xx for the amount of $15,788.79 which was recorded on xx
No prior year’s delinquent taxes have been found.

According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $4,306.47 (PITI) which includes a P&I of $3,219.98, which was applied to the due date of xx The current rate of interest is 6.625% and the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file.
Appraisal report dated xx is "subject to" completion. However, the subject property is new construction and the cost to complete the work could not be determined. Also, as per the seller’s tape data, the appraisal is subject to completion per plans and specs, repairs, or alterations. The loan file provided to Fannie Mae for post-closing review did not contain a certificate of completion or 1004D alternative as required by Fannie Mae's Selling Guide. CCs do not show any damage.
As per the application, the borrower has been working at xx. as an operations xx for 27 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application	Field: Borrower DTI Ratio Percent Loan Value: 49.644% Tape Value: 49.528% |---| 0.116% |----| 0.11600% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.116%   Variance %: 0.11600%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: The loan maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx is subject to completion of construction. However, the subject property is new construction and the cost to complete the work could not be determined.. Also, the final CD does not reflect any holdback. 1004D confirming repairs are completed is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49%. The tape shows the loan was repurchased due to SE income miscalculation, and the revised income of xx pushes the DTI to 84.23%. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of -$219.65. Reason for Finance charge under disclosure is unknown as the fee itemization is missing."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx Notary's signature date on the deed of trust is 10/xx/2022. Note date is xx	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.644% as the borrower’s income is $8,876.81 and total expenses are in the amount of $4,406.81 and the loan was under written by DU (Locator# Credit File - xx Page #xx) and its recommendation is Approve/Eligible with a DTI of 49.644%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30702308	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,358.68	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	72.347%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for xx There is no chain of assignments as the subject mortgage is with xx,xx. However, it should be with xx No active judgments or liens have been found. All prior years’ taxes have been paid.	As per the review of payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1380.49 which was applied for the due date of 09/xx/2023. The current P&I is $1110.54 and PITI is $1380.49. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The UPB is $xxx As per final application, the borrower has been the owner of xx for 4 years. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: xx |---| $1.00 |----| 0.00046% Comment: Note reflects Original Balance as $xxx Tape Source: Initial Tape Type: Field: Original Stated P&I Loan Value: $xx Tape Value: $xx Variance: $5.14 Variance %: 0.46499% Comment: Note reflects Original Stated P&I as $xx. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: note reflects Stated maturity date as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 72.347% as the borrower’s income is $2,539.00 and total expenses are in the amount of $1,836.90, and the loan was manually underwritten."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the BWR is ineligible for the DPA loan program. Further details not provided."
* Missing Initial 1003_Application (Lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the qualified mortgage safe harbor threshold test due to an APR calculated at 4.738% exceeds APR threshold of 4.520% over by +0.218%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated 8/xx/2020 reflects an appraisal fee at $575.00. However, the final CD dated 9/xx/2020 reflects an appraisal fee at $650.00. The loan estimate dated 8/xx/2020 reflects a loan origination fee at $1,042.00. However, the final CD dated 9/xx/2020 reflects a loan origination fee at $1,080.00. This is a cumulative increase in fees of $113.00 for charges that cannot increase.  A valid COC for the increase in appraisal fees and loan origination fees is missing from the loan documents. The subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 4.738% exceeds APR threshold of 4.520% over by +0.218%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			657	Not Applicable
48973613	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$721.24	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	42.813%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. There is no chain of assignment. Currently, the loan is with the original lender, xx., xx. However, it should be with "xx". There is one UCC finance statement against the borrower in favor of “xx”, which was recorded on xx. The amount of the lien is not mentioned on the supporting document. The first and second installments of county taxes for 2023 are due in the total amount of $721.24. No prior year’s delinquent taxes have been found.	According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $2,200.00 (PITI) which was applied for the due date of 9/xx/2023. The current P&I is $1,837.30 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final 1003, it is unable to determine the prior employment details of the borrower. However, currently, the borrower has been working at "xx for 1 month.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out |---| |----| Comment: Final Cd reflects purpose of finance as change in rate. Tape Source: Initial Tape Type: Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: note stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.81%. Tape shows an income miscalculation. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			710	Not Applicable
13580158	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,745.40	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	45.674%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx."
The chain of assignments is incomplete. Currently, assignment is with the original lender, "xx."
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx originated on xx and recorded on xx with the instrument xx
No active judgments or liens were found.
The combined annual taxes for 2022 are paid in the amount of $1,554.54 on 11/xx/2022.
The combined annual taxes for 2023 are due in the amount of $1,745.40 on 1/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2022. The last payment was received on 9/xx/2023 in the amount of $3,219.53 (PITI) and was applied to the due date of 9/xx/2023. The monthly P&I is in the amount of $2,520.18 with an interest rate of 4.13%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2022. The current UPB is $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower, xx, has been working at 'xx' as a xx for 12.9 years.
No information has been found related to damage or repairs.
As per tape data, the property is occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -4 (Days) |----| Comment: Original Note Doc Date is xx Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -488 (Days) Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects appraisal fee at $585.00. However, CD dated 04/xx/2022 reflects appraisal fee at $700.00. This is an increase in fee of $115.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the SOL of 3 year is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that loan had an early payment default (EPD). Further details are not available."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Flood insurance certificate is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.67% as the borrower’s income is $10,474.53 and total expenses are in the amount of $4,784.18 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.67%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1989	Not Applicable
74167216	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,692.36	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	33.712%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with the lender xx.
There is no chain of assignments as the subject mortgage is with xx. However, it should be with xx
There are three prior hospital liens against the borrower in favor of different plaintiffs in the amount of $xx which were recorded on different dates.
There are two prior judgments against the borrower in favor of different plaintiffs in the amount of $xx which were recorded on different dates.
There is one renewal of judgment against the borrower in xx,
xx Cash in the amount of $xx which was recorded on xx
The first and second installments county taxes of 2023 are due in the amount of $844.52.

The first and second installment county taxes of 2023 are due in the amount of $844.52.
As per the review of payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $2086.89 which was applied for the due date of 09/xx/2023. The current P&I is $1944.47 and PITI is $2086.89. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The UPB is $xxx As per final application, the borrower has been the owner of xx for 13.2 years. The Covid-19 attestation is available in loan file located at “xx”. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 33.712% Tape Value: 33.544% |---| 0.168% |----| 0.16800% Comment: As per final documents borrower DTI is 33.712% Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower's last name is xx    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: As per note original note date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -92 (Days) Variance %: Comment: As per note stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. FCD does not reflect any non-mortgage debts getting paid off, and BWR receives cash to IAO xx However, the tape shows the proceeds from the loan were used for personal purposes. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2226	2336
79541478	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Michigan	xx	xx	No	Yes	No	First	$0.00	$2,244.49	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	21.061%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	xx	According to the payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $2,650.71 (PITI), which was applied for the due date of 8/xx/2023. The monthly P&I is $2,278.17 with an interest rate of 9.125%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is xx The current UPB is $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the final application, the borrower has been the owner and president of xx" for 7.4 years.
The Covid-19 attestation is located at "xx."

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Hazard Insurance Missing Initial LE Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value:xx. Tape Value: xx |---| |----| Comment: As per note. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -123 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the qualified mortgage APR test due to APR calculated 9.677% exceeds APR threshold of 8.840% over by +0.837%.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.677% exceeds APR threshold of 8.090% over by +1.587%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial LE is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $12,347.00 exceeds fees threshold of $7,952.03 over by +$4,394.97.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $8,400.00
Points - Loan Discount Fee paid by Borrower: $2,450.00
Underwriting Fee paid by Borrower: $1,497.00

Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 9.677% exceeds APR threshold of 8.840% over by +0.837%.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $12,347.00 exceeds fees threshold of $7,952.03 over by +$4,394.97.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $8,400.00
Points - Loan Discount Fee paid by Borrower: $2,450.00
Underwriting Fee paid by Borrower: $1,497.00"
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 21.06%. Tape shows assets are falling short to close and does not satisfy reserves required. However, 1008 and file reflect total verified assets of $115,940.88 and satisfy the cash to close requirement of $78,877.37."
* Missing Initial LE (Lvl 3)     "As per document tracker "Credit pkg_Pg#335", the initial loan estimate dated 03/xx/2023 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."			Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44779572	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$513.41	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.497%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on 2/xx/2023 and recorded on 2/xx/2023 with the lender MERS as nominee for xx Lending for the amount of xx.
The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx.
There is a junior mortgage that was originated on xx and recorded on xx with the lender xx for the amount of xx.
The first and second installments of county taxes for 2023 are due in the amount of $513.41.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,456.20 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,208.52 and the interest rate is 7.000%.

Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx Currently, the borrower joined xx on 4/xx/2021 as a xx.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: 1.74989%   Comment: Note reflects original balance as $xxx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Secondary lien: xx Loan amount: xx LTV=xx / CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: Note reflects date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral value used for underwriting: $xxx Secondary lien: $7,266.00. Loan amount: xx LTV=xx% / CLTV = xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Note reflects maturity date as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure. The post-consummation revised closing disclosure is dated xx which is more than 60 calendar days after the consummation date of xx The subject loan is a purchase case that originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect the administration fee. However, the post-consummation CD dated 7/xx/2023 reflects the administration fee at $400.00. This is an increase in the fee of $400.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the SOL is 1 year."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows the loan failed the FHA’s 90-day flipping rule and required a second appraisal. The review of the appraisal report shows the date of prior sales or transfers is xx and the price of the prior sale or transfer was $52,480. The current sale price is xx No major improvements were made to the property.xx search shows an estimated value of xx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx reflects cash to in the amount of xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at 8.021% exceeds APR threshold of 7.740% over by +0.281%. The HPML disclosure signed by the borrower is available at xx. The subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.194% exceeding the APR threshold of 7.740% over by +0.454%. The HPML disclosure signed by the borrower is available at "xx". The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24751045	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	30.769%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender, xx. which was recorded on xx The chain of assignments is incomplete. The subject mortgage is with the original lender, xx. However, the last assignee should be xx. No active judgments or liens have been found. The property tax status is not available in the report.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $7,827.73 (PITI) and was applied to the due date of 9/xx/2023. The monthly P&I is $6,363.26, and the interest rate is 5.25%. The current UPB is $xx.
Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB is $xxx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the loan application, the borrower has been working at xx for 3.4 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: Note date is xx However, tape data shows xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Maturity date per note is xx However, tape data shows xx Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows gift funds were double counted and assets are insufficient to close. However, as per DU, total verified assets excluding the gift of $172,000 are xx and satisfy the cash to close requirement of xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 3/xx/2022 reflects Recording fee at $184.00. However, CD dated 7/xx/2022 reflects the Recording fee at $322. This is increase of $119.60 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is available. Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2022 does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $5,761.70. Loan estimate dated xx reflect Appraisal Fee at $600. However, CD dated xx reflects Appraisal Fee at $750. This is a cumulative increase in fee of $ +5,911.70 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22780854	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	No	Not Applicable	Other	$0.00	$16,073.90	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	27.774%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage details are not found.
There is an active prior mortgage against the subject property in favor of xx for the amount of xx which was recorded on xx
No active liens and judgments have been found.
The first and second installments of combined taxes for 2024 are due on 2/xx/2024 and 5/xx/2024 each in the amount of $4,018.48.
The fourth installment of combined taxes for 2023 is due on 11/xx/2023 in the amount of $4,049.98.
No prior year’s delinquent taxes have been found.

According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $11,110.81 (PITI) which includes a P&I of $7,790.24, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.50% and The current UPB is $xx.	Collections Comments:The required collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed in the loan file.
As per the application, the borrower has been working at xx for 91 months.
The COVID-19 attestation document is available at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: The maturity date per note is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the initial LE was issued on 6/xx/2023, which is 3 days after the application date of 5/xx/2023, due to a system issue that sent the document with only field IDs and not actual values. Further details not provide."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Attorney Fee paid by Borrower,
Closing Protection Letter paid by Borrower,
Sewer Fee paid by Borrower,
Taxes paid by Borrower."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE delivery and timing test. Initial LE dated xx was delivered on xx which is more than 3 business days from the initial application date of 5/xx/2023. The subject loan is a refinance, originated on xx and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Fail	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92979009	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,185.19	10/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	30.757%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments is incomplete. The current assignment is with the lender MERS as a nominee for xx. However, it should be with xx.
There is an active HOA lien against the subject property xx on xx. for the amount of xx which was recorded on xx
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 10/xx/2023 in the amount of $2,498.57 (PITI) which includes a P&I of $1,971.30, which was applied to the due date of 10/xx/2023. The current rate of interest is 7.125% and The UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower is the Full-Time Student xx as a student for 33 months.
The COVID-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 30.757% Tape Value: 36.588% |---| -5.831% |----| -5.83100% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.75%. Tape shows BWR2 was not employed at the time of closing, and the revised DTI is 36.58%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45906674	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$286.22	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.744%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx with the lender xx. in the amount of xx which was recorded on xx There is no chain of assignment as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. All prior years’ taxes have been paid.	As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1225.16 which was applied for the due date of 09/xx/2023. The current P&I is $831.27 and interest rate is 6.250%. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The UPB is $xxx As per final 1003, the borrower was previously working at xx for the period xx. Currently, the borrower joinedxxThe post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Does xx Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: NA. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan is uninsurable as it did not meet the property flipping requirements. At the time of the sales contract, the seller had not vested title for 91 days. The review of the appraisal report shows the date of prior sales or transfers is xx and the price of the prior sale or transfer was $0.00. The current sales price is $137,500.00. Subject does not appear to be renovated on the interior."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx Notary's signature on Mortgage/Deed of trust is xx Note date is xx	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2292	Not Applicable
60229873	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,234.92	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.634%	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2023	Unavailable	Not Applicable	Unavailable	Unavailable	03/xx/2023	Change of Terms	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx The chain of assignments has not been provided as the subject mortgage is with the original lender “xx No active judgments or liens have been found. The annual combined taxes for 2022 were paid in the amount of $1,234.92 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is xx The last payment was received on 9/xx/2023 in the amount of $1744.83 (PITI) and was applied to the due date of 08/xx/2023. The monthly P&I is $1358.24, and the interest rate is 9.25%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xxx No evidence of damage or repair has been noted. No evidence of post-closing bankruptcy has been found As per the final application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowerxx This agreement modifies the note to correct the due date, the first monthly payment, and the maturity date. The first monthly payment of xx was corrected to 3/xx/2023, and the maturity date of xx was corrected to xx Modification also removes verbiage, "See attached legal description " and include the legal description which was missing in the recorded copy of mortgage.	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 42.634% Tape Value: 42.480% |---| 0.154% |----| 0.15400% Comment: 42.577% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 2 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx  Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan failed TRID delivery and timing test for the revised CD dated xx Revised CD dated xx has an increased APR of 9.544 in comparison to the CD dated xx which had an APR of 9.303 due to an increase in loan amount and UW fee. The change triggered the APR to reduce by more than.125, and another 3-day wait period was not given. xx compliance report also shows that the loan fails the TRID delivery and timing tests for the revised CD dated 1/xx/2023."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the revised closing disclosure delivery date test (waiting period required) due to revised closing disclosure dated xx and electronically signed on xx which is less than 3 business days before the consummation date of xx

This loan failed the revised closing disclosure delivery date test (waiting period required) due to the final closing disclosure delivery date is less than three business days before the consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2022 does not reflect mortgage broker fee. However, CD dated 1/xx/2023 reflects mortgage broker fee at $567.94. This is an increase of +$567.94 for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is refinance case, originated on xx and the SOL is 3 years.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects appraisal fee $750.00. However, CD dated xx reflects appraisal fee $900.00. This is an increase of +150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged 9.302% exceeds fees threshold of 8.620% over by +0.682%.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $567.94
Points - Loan Discount Fee paid by Borrower: $46.23.

Loan fails the qualified mortgage APR threshold test due to fees charged 9.302% exceeds fees threshold of 8.620% over by +0.682%."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "The home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.302% exceeds APR threshold of 7.870% over by +1.432%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.380% exceeds APR threshold of 7.870% over by +1.510%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1851	Not Applicable
14559662	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	36.369%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
The current tax status is not available in the report.
According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of 09/xx/2023. The monthly P&I is $6,292.93, and the interest rate is 7.500%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
No evidence of damage or repair has been found.
No evidence of post-closing bankruptcy has been found.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 36.369% Tape Value: 36.370% |---| -0.001% |----| -0.00100% Comment: DTI Ratio 36.369%; However seller tap show 36.370% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value NA; However seller tape show xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Initial LE dated xx reflects Lender Credit at $1,601.00, however, Final CD dated reflects Lender Credit at $0.00 This is decrease of $1,601.00 for fee which has 0% tolerance test.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/xx/2023 does not reflect points - Loan Discount Fee. However, CD dated 03/xx/2023 reflects points - Loan Discount Fee at $2,484.00. This is an increase in fee of $2,484.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/xx/2023 does not reflect Appraisal Re-Inspection Fee. However, CD dated 03/xx/2023 reflects Appraisal Re-Inspection Fee at $200.00. This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape and review of loan file shows that the APR and finance charge increased from the 3/13 CD to the 3/20 CD. The loan closed on 3/23; however, the 3/20 CD was not received by the borrower until 3/21.  The borrower was not allowed a three day waiting period. Further details not found."
* Missing Initial 1003_Application (Lvl 3)     "Initial application missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Executed copy of Settlement services provider list is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.685% exceeds APR threshold of 7.560% over by +0.125%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan and CA AB 260 Test due to APR calculated 7.704% exceeds APR threshold of 7.560% over By +0.144%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx Notary's signature date on the Mortgage/Deed of Trust is xxNote date is xx."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9846974	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$2,563.77	$2,309.70	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx
No active judgments or liens were found.
The 1st installment of city taxes for 2023 was paid in the amount of $2,058.75 on 07/xx/2023.
The annual installment of county tax for the year 2022 has been delinquent in the amount of $2,563.77 which was good through 09/xx/2023.	According to the payment history as of 08/xx/2023, the borrower is performing with the loan and the next due date is 09/xx/2023. The last payment was received on 08/xx/2023 in the amount of $482.10 (PITI) which was applied for the due date of 08/xx/2023. The monthly P&I is in the amount of $482.10 with an interest rate of 4.250%. The current UPB is $xx.	Collections Comments:The comment history is missing from the loan file. Currently, the loan is in current and according to the payment history tape data, the next due date is 09/xx/2023. The last payment was received on xx in the amount of $482.10 (PITI) which was applied for the due date of 08/xx/2023. The monthly P&I is in the amount of $482.10 with an interest rate of 4.250%. The current UPB is reflected on tape in the amount of $xxx.
The borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
As per the appraisal report located at “xx shows unable to access garage interior. Evidence of water infiltration basement floors and walls. As per the completion report located at “xxxx”, all repairs have been completed. No more details have been found.
The occupancy of the subject property is unable to be determined.
No details have been found stating the borrower’s income was impacted by Covid-19.
The borrower's employment details are not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Completion Cert.	Field: Debt Service Coverage Ratio (DSCR) Loan Value: 1.68 Tape Value: 1.51 |---| 0.17 |----| 11.25827% Comment: Form 1007 shows market price of $1,400 and PITIA of $630.31 is DSCR of 2.21 Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -2 (Days)   Variance %:    Comment: Updated as per promissory note   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Updated as per 1003 document Tape Source: Initial Tape Type:	4: Unacceptable	* Completed "Subject To" w/o Compltn Cert in File (Lvl 4) "Provide a copy of 1004D with the completion of repairs suggested on appraisal. Appraisal report dated xx is “subject to completion. Appraisal is subject to the following required inspection based on the extraordinary assumption that the condition or deficiency does not require alteration or repair. Unable to access garage interior. Evidence of water infiltration basement floors and walls.""	Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97019657	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$866.21	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	696	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor xx The chain of assignments is not provided. The current assignment is with the lender xx No active liens and judgments have been found. The annual combined taxes for 2023 is due on 1/xx/2024 in the amount of $866.21. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of P&I of $802.39, which was applied to the due date of 8/xx/2023. The current rate of interest is 7.90% and The current UPB is $xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No damage to the subject property has been observed.
Unable to confirm the current employment details as the borrower is not an individual.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Debt Service Coverage Ratio (DSCR) Loan Value: 1.09 Tape Value: 1.1 |---| -0.01 |----| -0.90909% Comment: DSCR : Rental income $1,200.00/PITIA $920.03 = $1.304 Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: 0.08600% Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx Tape Source: Initial Tape Type: Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Updated as per HUD Tape Source: Initial Tape Type:	3: Curable		* Property Issues indicated (Lvl 3) "Provide a copy of appraisal report along with photos as photos are missing in the provided appraisal document."											Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? : Total Delinquent:Not Applicable Mortgage/Rent Dlq Last 12 Mos:Not Applicable Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed: Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable	Number: Total Amount:Not Applicable Last Date:Not Applicable			744	Not Applicable
12204392	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,496.44	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx
There is no chain of assignment. Currently, the loan is with the original lenderxx
No active judgments or liens have been found.
The first installment of city taxes for 2023 has been paid in the amount of $3,496.44 on 08/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The last payment was received on xx in the amount of $824.28, which was applied for the due date of 8/xx/2023. The current P&I is $824.28 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The current UPB reflected as per the payment history is $xxx
Unable to confirm the current employment details as the borrower is not an individual.
As per the loan appraisal report dated 11/xx/2022, which is located at xx”, there is evidence of a deteriorated garage roof and physical depreciation due to normal wear and tear. As per the roof invoice located at “xx”, the garage roof replacement cost is $xx. The entire CC is missing. No details have been found regarding the completion of the repairs.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Debt Service Coverage Ratio (DSCR) Loan Value: 1.49 Tape Value: 1.67 |---| -0.18 |----| -10.77844% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.030%   Variance %: -0.03000%   Comment: Loan amount xx / Appraisal value xx = 64.970%   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Cash to borrower (as per HUD): xx Tape Source: Initial Tape Type:	1: Acceptable	Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41361613	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,501.48	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee forxxNo active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $959.60 which was applied for the due date of 8/xx/2023. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The UPB is $xxx
Unable to determine the current employee details as the borrower is not an individual.
No damages have been reported.
Unable to determine the current condition and occupancy of the property.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Debt Service Coverage Ratio (DSCR) Loan Value: 0.91 Tape Value: 1.24 |---| -0.33 |----| -26.61290% Comment: DSCR Ratio through PITIA/Rent $1191.35/1314 =0.91 Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: This is Cash-out refinance Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $12,987.00 and annual payments (Debt Service) are $14,296.00 and the debt service cover ratio (DSCR) is 0.91 which is less than 1."	Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55816036	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$1,610.78	$3,089.43	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee forxx, . The chain of assignments has been completed. Currently, the assignment is with the original lender, xx as mortgage, as nominee for assignor. No active liens or judgments have been found against the borrower or subject property. The first and second installments of city taxes for 2022 were paid in the amount of $3,220.82. The first installment of city taxes for 2023 was partially paid in the amount of $1,478.78. The first installment of city taxes for 2023 is delinquent on 9/xx/2023 in the amount of $1,610.65, which is good through 9/xx/2023.	According to the latest payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $607.42 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xx. The current P&I is $607.42 and the interest rate is 5.250%.

Collections Comments:The loan is currently performing, and the next due date is 9/xx/2023. The last payment was received on xx in the amount of $607.42 which was applied to the due date of 8/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
The employment details of the borrower are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Debt Service Coverage Ratio (DSCR) Loan Value: 1.22 Tape Value: 1.3 |---| -0.08 |----| -6.15384% Comment: DSCR : Rental income 1,250.00/PITIA $837.19 = 1.49 Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 23 (Days)   Variance %:    Comment: Updated as per note document closing date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 0.288% Variance %: 0.28800% Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "LTV of xx is more than the maximum guideline requirement of 70%. Loan amount of xx and appraised value of xx is LTV of xx	* Hazard Insurance (Lvl 3) "Provide a copy of hazard insurance policy which is covering the closing date as it is missing in the loan file."	Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89582029	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Not Applicable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,818.60	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx in the amount of $xx in favor of “xx
The chain of assignments has been completed. The last assignment is with xx
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 9/xx/2023. The last payment was received on xx in the amount of $730.08 with an interest rate of 5.000% which was applied for the due date of 8/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $730.08 with an interest rate of 5.000% which was applied for the due date of 8/xx/2023. The current UPB is $xxx
No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current employment details as the borrower is not an individual.
Unable to confirm the current condition and occupancy status of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per note document. Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.40   Tape Value: 1.36   Variance: 0.04   Variance %: 2.94117%   Comment: DSCR: $1400/$885.95 = 1.58 DSCR.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.256%   Variance %: -0.25600%   Comment: LTV:xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Updated as per HUD.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Updated as per note document. Tape Source: Initial Tape Type:	1: Acceptable	Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94153358	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	46.542%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of xx which was applied for the due date of 8/xx/2023. The current P&I is $2,163.95 and PITI is $2,765.97. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The UPB is $xxx
As per final application, the borrower has been working atxx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Transmittal (1008)	Field: Original Appraisal Date Loan Value: xx Tape Value: xx |---| 7 (Days) |----| Comment: Original Appraisal Date is xx Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx. Variance: Variance %: Comment: Property Address Street is xx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing from the loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.54%. Tape shows undisclosed debts. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.991% exceeds APR threshold of 7.970% over by +0.021%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 8.004% exceeds APR threshold of 7.970% over By +0.034%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47864901	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,419.36	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.315%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx in the amount of xx in favor of xx. The chain of assignments has not been provided. Currently, the mortgage is with the original lender, Xx”. However, it should be with “xx”. Tax report xx shows there are four permits recorded against the subject property. The first permit was recorded on xx for the building new construction with permit# xx. The second and third permits were recorded on xx and xx for the pool and spa with permitsxx. The fourth permit was recorded on xx for the fence withxx. No delinquent taxes have been found for the prior year.	According to the payment history as of 9/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $2,211.00 with an interest rate of 5.500% which was applied for the due date of 9/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The last payment was received on xx in the amount of $2,211.00 with an interest rate of 5.500% which was applied for the due date of 9/xx/2023. The current UPB is $xxx
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx The seller’s tape data shows the borrower was not employed at the time of closing. Further details not provided.
As per the final application, the borrower has been working at xxfor 30 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Last Payment Received Date Loan Value: xx Tape Value: xx |---| 35 (Days) |----| Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.31%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial CD dated xx reflects Transfer Taxes at $2,141.00. However, final CD dated 05/xx/2022 reflects Transfer Taxes at $2,141.73. This is an increase in fee of +$0.73 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23872352	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	$1,899.18	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.197%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	2.793%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023, shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx The chain of assignments has been completed. The mortgage is currently assigned to xx” which was recorded on xx No active judgments or liens were found. The annual county taxes for 2022 were paid in the amount of xx on 11/xx/2022. The water sewer charges for the year 2023 were due in the amount of $191.67 on 10/xx/2023.	According to the payment history as of 08/xx/2023 the borrower is performing with the loan, and the next due date is 09/xx/2023. The last payment was received on xx in the amount of $724.59 which was applied for the due date of xx The current monthly P&I is $414.79 with an interest rate of 9.197%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing
According to the payment history as of 08/xx/2023 the borrower is performing with the loan, and the next due date is 09/xx/2023. The last payment was received on 08/xx/2023 in the amount of $724.59 which was applied for the due date of 08/xx/2023. The current monthly P&I is $414.79 with an interest rate of 9.197%. The current UPB reflected as per the payment history is $xxx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per seller tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.04   Variance %: 0.00008%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. xx compliance results show that the loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.290% exceeding the APR threshold of 5.750% by +3.540%. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* ComplianceEase HOEPA Test Failed (Lvl 2) "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is unexecuted."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file. Appraised value as per loan approval document is xx A Zillow search shows an estimated value of xx
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Critical	Fail	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			608	Not Applicable
33892984	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.776%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	18.471%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2020	xx	Not Applicable	10.770%	$964.95	11/xx/2020	Financial Hardship	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx withxx.
The chain of assignment has been completed. Currently, the loan is with xx”.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been exempted.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of 8/xx/2023. The current P&I is $964.95 with an interest rate of 10.770%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The current UPB is $xx.
The modification agreement was made between the lender and borrower on 10/xx/2020.
As per the information regarding Covid-19 dated 07/xx/2020, which is located at “xx”, the borrower’s income was impacted by Covid-19. As per the forbearance plan dated 09/xx/2021, which is located at xx, the borrower was approved for a 2-month temporary hardship forbearance plan that will begin from xx
As per the comment dated 01/xx/2022, the reason for default is curtailment of income.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay $964.95 monthly with a modified interest rate of 10.770% beginning on xx with a maturity date of xx The loan has been modified once since origination.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -50 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.16   Variance %: 0.00015%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. xx compliance results show that the loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 12.171% exceeding the APR threshold of 6.590% by +5.581%. The subject loan is not escrowed. Further details not provided."
* Higher Price Mortgage Loan (Lvl 3) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 12.171% exceeding the APR threshold of 6.590% by +5.581%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl 2)     "The final credit application, which is located at xx is not signed by the borrower."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges, and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand-dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20496073	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,545.48	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.144%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2020	xx	Not Applicable	5.500%	$412.34	07/xx/2020	Financial Hardship	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx. The chain of assignment is not complete. Currently, the loan is with the lender, xx. However, this should be with xx. No active judgments or liens have been found. 1st, 2nd and 4th half combined taxes for 2023-2024 are due in the amount of $5,545.48. No prior year’s delinquent taxes have been found.	As per the review of tape data payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The last payment received is not available. The current P&I is $412.34. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The UPB is $xx. As per comment dated xx RFD was curtailment of income. As per comment dated xx subject property is occupied by the owner. No damages have been reported. No foreclosure activity has been found. No bankruptcy activity has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay $412.34 monthly with a modified interest rate of 5.500% beginning on 7/xx/2020 with a maturity date of xx The balloon payment is $49,918.70.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA.VVVV Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 71.290%   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "Tape shows HUD-1 is missing. This loan is from the xx * The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State (xx) which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents." * Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	Not Applicable
80173707	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the loan is with xx. However, it should be with xx.
There are three prior state tax liens against the borrower in favor of “xx”, which were recorded on different dates in the total amount of $xx.
There are three state tax liens against the borrower in favor of xx County”, which were recorded on different dates in the total amount of $xx.
There are multiple civil and credit card judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of $xx
There is one civil judgment in favor of “xx in the amount of $xx. However, the name of the defendant mentioned on the supporting document does not match with the subject borrower. No prior year’s delinquent taxes have been found.	According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $507.80 (PITI) which was applied for the due date of 9/xx/2023. The current P&I is $281.54 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 5/xx/2015   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to the missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The seller tape and loan file show HUD-1 is missing from the loan documents."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. However, the values are taken as the note date and loan amount."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana. The following required state disclosures are missing from the loan file. 1. Hazard Insurance Disclosure 2. Federal Consumer Credit Protection Act Disclosure 3. Insurance Freedom of Choice Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67136244	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$621.16	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	10.950%	240	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/xx/2018	xx	Not Applicable	10.340%	$1,174.89	08/xx/2018	Financial Hardship	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx. The chain of assignment is complete. Currently, the loan is with the lender, xx As Trustee for xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of tape data payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The last payment received is not available. The current P&I is $1,174.89 and interest rate is 10.340%. The UPB is $xx.	Collections Comments:The loan is currently performing.
As per the review of tape data payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The UPB is $xxx.
According to the PACER, the borrower “xx” filed bankruptcy under Chapter 7 with the xx. The case was discharged and terminated on xx
As per comment dated 12/xx/2022, subject property is occupied by the owner.
No damages have been reported.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” filed bankruptcy under Chapter 7 with the xx. There is no comment indicating a cramdown. As per the reaffirmation agreement (Doc# 21) the repayment plan was approved with an interest rate of 10.340% and a monthly payment of $1299.84 for 187 months. The case was discharged and terminated on xx

The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay $1,174.89 monthly with a modified interest rate of 10.340% beginning on 8/xx/2018 with a maturity date of xx The lender agrees to forgive the principal balance amount of $xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2018   Tape Value: 7/xx/2018   Variance: 23 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* Compliance Testing (Lvl 3) "The tape shows HUD-1 is missing and subject property is from NM state (UAL state). Further details not provided." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file." * Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	684
85145714	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/xx/2016	xx	Not Applicable	6.750%	$875.59	02/xx/2016	Financial Hardship	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx The chain of assignments has been completed. The mortgage is currently assigned to xx.", which was recorded on xx No active judgments or liens were found. The taxes are to follow. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/xx/2023, the borrower is performing with the loan, and the next due date is 09/xx/2023. The last payment was received on xx in the amount of xx which was applied for the due date of 08/xx/2023. The current monthly P&I is $875.59 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 08/xx/2023, the borrower is performing with the loan, and the next due date is 09/xx/2023. The last payment was received on xx in the amount of xx which was applied for the due date of 08/xx/2023. The current monthly P&I is $875.59 with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The occupancy of the subject property is unable to be determined.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrowers "xx and lender "xx" with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on xx which will get changed in 4 steps until the new maturity date of xx The rate will change in 4 steps which end with 6.750%. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Flood Certificate Good Faith Estimate HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 3/xx/2021   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "Tape shows HUD-1 is missing. This loan is from the State xx which has unlimited assignee liability for State high cost and xx is unable to test compliance due to missing HUD." * The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State “xx ” which has unlimited Assignee liability for State High Cost and we are unable to test compliance due to missing HUD from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 2)     "The tape shows missing HUD-1. Further details were not provided."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA. The following state disclosures are missing in the loan file;
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Lead-Based Paint Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			583	628
36723231	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,875.90	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	xx	Secondary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx.”. The chain of assignments is incomplete; the current assignee is xx No active liens and judgments have been found. The first installment of town taxes for 2024 is paid on 7/xx/2023 in the amount of $1,218.98. The second installment of town taxes for 2024 is due on 11/xx/2023 in the amount of $1,218.97. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $1,074.59 (PITI), which includes the P&I of $644.44, which was applied to the due date of 09/xx/2023. The current rate of interest is 4.250% and The current UPB is $xx.	Collections Comments:Collections Comments: The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $1,074.59 (PITI), which includes the P&I of $644.44, which was applied to the due date of 09/xx/2023. The current rate of interest is 4.250% and the current UPB is $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 5/xx/2015 Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: N/A Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "Tape shows HUD-1 is missing. This loan is from the State of xx, which has unlimited assignee liability for state high cost, and xx is unable to test compliance due to missing HUD." * The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with the estimated and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file." * Final TIL Missing or Not Executed (Lvl 2) "Final truth in lending disclosure is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	Not Applicable
11690343	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$684.96	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	2.000%	$974.64	02/xx/2017	Financial Hardship	The review of the updated title report dated 09/xx/2023, shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor xx
The chain of assignments has been completed. The mortgage is currently assigned to xx", which was recorded on xx
There is real estate lien found against the subject property in favor of “xx” in the amount of $xx which was recorded on xx The subject property is located in MA and the aforementioned unpaid liens may cause the subject property to go into foreclosure. This can be cured by paying off the lien with its penalties and interest.
There are 2 civil judgments found against the subject property in favor of “xx” in the total amount of $xx which were recorded on xx & xx
The 2nd installment of city taxes for 2024 are due in the total amount of $171.24 on 11/xx/2023.
The 1st installment of city taxes for 2024 were paid in the total amount of $171.24 on 08/xx/2023.
The 4th installment of 170.54 taxes for 2023 were paid in the total amount of $170.54 on 05/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/xx/2023, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of $1,354.41 which was applied for the due date of 08/xx/2023. The current monthly P & I is $1,100.22 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/xx/2023, the borrower is current with the loan, and the next due date is 09/xx/2023. The last payment was received on xx in the amount of xx which was applied for the due date of 08/xx/2023. The current monthly P & I is $1,100.22 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $xxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per collection comment dated xx the reason for default of the borrower is unemployment in income has been impacted by covid-19.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter.
According to servicing comments dated 11/xx/2020, the subject property suffered damages such as wind damage, and the estimated cost of repairs was $xxx of the received claim amount. However, there is no evidence to confirm the current status of repairs in the latest 24 months of collection comments.
The subject property is owner-occupied.
As per servicing comment dated xx the borrower income has been impacted due to covid-19. No further information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower "xx" and lender xx with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 2.000% starting on xx which will get changed in 3 steps until the new maturity date of xx The rate will change in 3 steps which end with xx There are no deferred balance and principal forgiven amount.	Credit Application Final Truth in Lending Discl. Good Faith Estimate Hazard Insurance HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 27.360% |---| |----| Comment: Unavailable Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 2 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx ” which has unlimited Assignee liability for State High Cost and we are unable to test compliance due to missing HUD from the loan file."	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. xx could not run compliance tests for points and fees as a copy of the final HUD-1 is missing from the loan documents. Further details not provided." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is unexecuted from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Lead-Based Paint Disclosure.
2. Mortgage Loan Application Disclosure.
3. Carbon Monoxide Alarms.
4. MA Smoke Detector Certificate.
5. Notice of the Specific Reason for Denial of Credit.
6. Demonstration and Documentation of Compliance with Borrowers Interest Requirement."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	Not Applicable
81005947	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,110.64	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2013	xx	Not Applicable	3.750%	$1,073.85	07/xx/2013	Financial Hardship	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xxThe chain of assignment has been completed. Currently, the loan is with “xx”.
There is an active water/sewer lien against the subject property in favor of “xx”, which was recorded on xx in the amount of xx
There are two junior mortgages active against the subject property.
The first junior mortgage was originated on xx and recorded on xx in the amount of xx with xx.
The second junior mortgage was originated on xx and recorded on xx in the amount of xx The first installment of town taxes for 2024 has been paid in the amount of $1,527.66.
The second installment of town taxes for 2024 is due in the amount of $1,527.66.
The utility charges have been delinquent in the total amount of $81.98, which are good through 9/xx/2023.	According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The last payment was received on xx in the amount of $2,051.38 (PITI) which was applied for the due date of 8/xx/2023. The current P&I is $1,246.22 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The current UPB reflected as per the payment history is $xxx
According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with the xxThe xx case was discharged on  08/xx/2019 and terminated on 12/xx/2019.
The step modification agreement was signed between the borrower, "xx," and the lender, "xx" with an effective date ofxx.
As per the comment dated 10/xx/2021, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy underxx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $xx The POC was filed by the creditor "xx.", on xx with a claim amount of xx and an arrearage amount of $xx. xx	The step modification agreement was signed between the borrower, xx and the lender, xx with an effective date of xx The new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on 7/xx/2013, which will be changed in 3 steps until the new maturity date of xx The rate will change in 3 steps, which end at 4.875%. The loan has been modified once since origination.	Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2013   Tape Value: xx   Variance: -30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -20.48192%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 12/xx/2005   Variance: -5 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from xx which has unlimited assignee liability for state high cost, and we are unable to test compliance due to a missing HUD."	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. xx could not run compliance tests for points and fees as a copy of the final HUD-1 is missing from the loan documents. Further details not provided." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1, along with itemization and the estimated HUD, are missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. However, the values are taken as the note date and loan amount."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file. 1. Lead-Based Paint Disclosure 2. Mortgage Loan Application Disclosure 3. Carbon Monoxide Alarms 4. MA Smoke Detector Certificate 5. Notice of the Specific Reason for Denial of Credit 6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			646	Not Applicable
57437170	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,340.01	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx in the amount of xx with the lender, xxwhich was recorded on xx The chain of assignments is complete. Currently, the mortgage is assigned to lender xx. There are two IRS liens against the borrower xxtotal in the amount of $xx. The county taxes for the year 2022-23 are paid. No prior year’s delinquent taxes have been found. There was prior mortgage which was originated on xx in the amount of xx and recorded on xx however it has been subordinated with subject mortgage.	According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on xx in the amount of $2,760.43(PITI) and was applied to the due date of 8/xx/2023. The monthly P&I is $2,327.04, and the interest rate is 5.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on xx in the amount of xx and was applied to the due date of 8/xx/2023. The monthly P&I is $2,327.04, and the interest rate is 5.00%. The current UPB is $xxx
 As per the comment dated xx  was unemployment. No foreclosure activity has been found.  No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Hazard Insurance HUD-1 Closing Statement Initial Escrow Acct Disclosure	Field: ARM Lifetime Floor Percent Loan Value: 3.500% Tape Value: 3.000% |---| 0.500% |----| 0.50000% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State (xx) which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* Compliance Testing (Lvl 3) "The tape shows HUD-1 is missing and subject property is from MA state (UAL state). Further details not provided." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Valid Hazard Insurance is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Supporting doc for Operative index value is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	755
21613869	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$195.26	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	22.393%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is prior hospital lien active against the borrower in favor of xx in the amount of $xx which was recorded on xx
1st and 2nd half county taxes for 2023 are due in the amount of $195.26.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The last payment was received on xx in the amount of $3,187.05 which was applied for the due date of 9/xx/2023. The current P&I is $2,434.21 and PITI is $3,187.05. The UPB is $xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The UPB is $xxx
As per the final application, the borrower worked at Axx for the period xx to xx Currently, the borrower has been working at xx
Unable to determine the current condition and occupancy of the property.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the IPC of xx exceeds the limit of $13,826. The donor on this loan is also a real estate broker on behalf of BWR, contributing $15,032 as a gift and $4,390 as an EMD."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, final CD dated xx reflects cash to in the amount of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58382859	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Yes	First	$0.00	$635.70	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	48.548%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx in the amount of xx in favor of “xx
The chain of assignments has not been provided as the mortgage is currently with the original lender xx
No active judgments or liens have been found.
The annual county taxes for 2023 are due in the total amount of $635.7 for xx and xx respectively.
No delinquent taxes have been found for the prior year.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 9/xx/2023. The last payment was received on xx in the amount of $2,605.69 with an interest rate of 4.750% which was applied for the due date of 8/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 9/xx/2023. The last payment was received on xx in the amount of $2,605.69 with an interest rate of 4.750% which was applied for the due date of 8/xx/2023. The current UPB is $xxx
No evidence has been found regarding bankruptcy and foreclosure.
As per the final application, the borrower has been working at “xx”  for 36 months.
Unable to confirm the current condition and occupancy status of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.54%. Tape shows undisclosed debt, and the revised DTI is 61.35%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails the compliance, ease of delivery, and timing tests for the initial closing disclosure dated 6/xx/2022 and electronically signed on xx which is less than 3 business days before the consummation date of xx Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.548% as the borrower’s income is $8,682.78 and total expenses are in the amount of $4,215.28 and the loan was underwritten by DU (xx) and its recommendation is “approve/eligible” with a DTI of 48.55%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25416192	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,661.23	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	35.283%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx.
The chain of assignments has not been provided. However, the current assignment is with original lender, xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is $2,038.06 and PITI is $2,794.22. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is 10/xx/2023. The P&I is $2,038.06 and PITI is $2,794.22. The UPB reflected as per the payment history is $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx Later, the borrower started working atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application dated xx is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 35.28%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92502196	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,034.52	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.077%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated 09/xx/2023, the subject mortgage was originated on xx in the amount of $ xx in the favor of xx
Corporation which was recorded on xx under I xx . The chain of assignment is not found. No active judgments or liens have been against the borrower or subject property. The county taxes of 2023 have been paid in the total amount of $ 1,034.52 on xx and xx	According to the payment history as of 9/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $7,814.00 which was applied for due date of 9/xx/2023. The current P&I is $3,130.74 and current PITI is $3,907.00 with an interest rate of 7.125%.The current UPB reflected as per the payment history is xx	Collections Comments:According to the payment history as of 9/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023.The current UPB reflected as per the payment history is xx
The loan is in Performing. There are no comments available to show regarding damage and litigation. No modification and forbearance details are available. As per Pacer, the borrower has not filed Bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is xx Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -4 (Days) Variance %: Comment: Original note date is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan failed the QM APR test. xx's compliance report also shows that the loan fails the QM APR Threshold Test, as the APR calculated at 7.790% exceeds the APR threshold of 7.560% by +0.230%."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Rate Lock Fee. However, CD dated xx reflects Rate Lock Fee at xx This is an increase in fee of $2,405.16 for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Freddie Mae public guidelines) QM APR test due to APR calculated 7.790% exceeds APR threshold of 7.560% over by +0.230%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.790% exceeds APR threshold of 6.810% over by +0.980%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 7.790% exceeds APR threshold of 7.560% over by +0.230%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.795% exceeds APR threshold of 6.810% over by +0.985%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.07%, as the borrowers' income is $11,064.22 and total expenses are in the amount of $5,429.99 and the loan was underwritten by DU xx and its recommendation is 'Approve/Eligible' with a DTI of 49.08%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81489338	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,958.80	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.302%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of assignments has not been provided. However, the mortgage is with the original lender xx
No active liens and judgments have been found.
Annual county taxes for 2023 are due on 9/xx/2023 in the amount of $1,958.80.
Annual utility taxes for 2023 are delinquent on 9/xx/2023 for the amount of $219.03 which are payable on 9/xx/2023.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on xx in the amount of $1,002.34 (PITI) which includes a P&I of $763.11, which was applied to the due date of 8/xx/2023. The current rate of interest is 5.50% and the current UPB is xx	Collections Comments:The required collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. Also, no damage has been found.
As per the application, the borrower had worked atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.302% Tape Value: 48.300% |---| 0.002% |----| 0.00200% Comment: The borrower’s income is xx and total expenses are in the amount of $1,109.34. DTI is 48.302%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender xx Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "The revised CD dated xx is missing from the loan documents. However, document tracker is available at "Full file - xx
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $5,123.33 exceeding the fee threshold of $3,951.72 over by +$1,171.61. The following fees were included in the test: Mortgage Broker Fee (Indirect) $3,360.00 Points - Loan Discount Fee paid by Borrower: $1,763.33"
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $142,885.12. The calculated finance charge is $142,994.12 for an under-disclosed amount of $109.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects points - loan discount fee at $1,259.00. However, the final CD dated xx reflects points - loan discount fee at $1,763.33. This is an increase in the fee of $504.33 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $5,123.33 exceeds fees threshold of $3,951.72 over by +$1,171.61. The following fees were included in the test: Mortgage Broker Fee (Indirect) $3,360.00 Points - Loan Discount Fee paid by Borrower: $1,763.33"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.30%. Tape shows undisclosed auto debt may push DTI to 75.43%. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59519415	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First		$0.00	$410.32	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No			37.138%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per review of latest updated title report dated 09/xx/2023 the subject mortgage was originated on xx in the amount of $ xx in the favor of Nxxn, which was recorded on xx

The chain of assignment is completed the mortgage is currently with xx

No active judgments or liens against the borrower or subject property.

1st and 2nd county taxes for 2023 have been due in the amount of $410.32.

No prior year delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $950.10 which was applied for due date of 9/xx/2023. The current P&I is $775.2 with an interest rate of 5.125%.The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.

The loan was originated on xxThe comment history is missing from  xx to xx According to the payment history as of 9/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $950.10 which was applied for due date of 9/xx/2023. The current P&I is $775.2 with an interest rate of 5.125%.The current UPB reflected as per the payment history is $xxx

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

As per the final 1003, the borrower has been working at xxThe Covid-19 attestation document is located atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 16 Tape Value: 20 |---| -4 |----| -20.00000% Comment: Age of loan is 16. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: As per 'Note' document original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: xx   Comment: Calculated CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 67 (Days)   Variance %:    Comment: As per 'Note' document note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 1.688% Variance %: xx Comment: Calculated LTV ratio is xx Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "A review of the appraisal and seller tape shows that the prior sale was made on xx with a sales price of xx The current sales price of the subject on xx is xx The sales price of the subject has increased by more than 50% in 5 months. The appraisal shows that after the prior sale, the subject was listed on xx at $159,000, and the price was again changed on xx to xx As per appraisal, the subject was not in a good state at the time of the prior sale, as much vandalism occurred, including broken windows, significant holes in the floor, a missing kitchen, and excessive thrash throughout the interior and exterior of the property. The sellers have since cleaned the entire property and totally remodeled the home. Zillow searches show an estimated value of xx The current UPB is $136,750."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.862% exceeds APR threshold of 5.110% over by +0.752%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Final 442/CIR fee and IBTS-Data Verfi Fee. However, CD dated xx reflects Final 442/CIR fee at $150.00 and IBTS-Data Verfi fee at $250.00. This is an increase in fee of $400.00 for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 5.862% exceeds APR threshold of 5.860% over by +0.002%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.127% exceeds APR threshold of 5.110% over by +1.017%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. The subject property is a manufactured home. As per appraisal report located at “xx the subject property is a manufactured home. The ALTA 7 Endorsement is attached with the final title policy located atxx. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is available in updated title report located at_xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82037944	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,357.45	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	48.901%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx. The chain of the assignments has not been provided. However, the current assignment is with an original lender xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $2357.45 on xx and xx No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,731.39 with an interest rate of 6.50%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $2,026.60 which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,731.39 with an interest rate of 6.50%. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is investment.
As per final application, the borrower xx” has been working at xx The co-borrower's employment details are not available in the loan file.
The loan was originated on xx and the covid-19 attestation is located at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 14 |---| -4 |----| -28.57142% Comment: Note reflects age of loan as 10 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.901%   Tape Value: 51.481%   Variance: -2.580%   Variance %: -2.58000%   Comment: The borrowers monthly income is xx & expenses is xx DTI is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per CD sales Price xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 31 (Days) Variance %: Comment: updated as per note document Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx and annual payments are xx The debt service cover ratio (DSCR) is 0.68, which is less than 1.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 48.90%. Tape shows the lender omitted auto debts without supporting documents, and the revised DTI is 51.48%. Further details not provided. Lender defect. The subject loan originated on 8/xx/2022, and the 3-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2355	2252
77920494	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,240.11	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	48.807%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated 9/xx/2023 the subject mortgage was originated on xx in the amount of xx in favor ofxx The chain of assignment is complete. The mortgage is currently withxx No active liens and judgments have been found against the borrower and the property. 1st, and 2nd county taxes for 2023 have been due in the amount of xx No prior year’s delinquent taxes have been found.	As per review of the latest payment history as of 9/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of xx with an interest rate of 5.375% and P&I of $1,119.99 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

As per review of the latest payment history as of xx the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of $1,253.65 with an interest rate of 5.375% and P&I of $1,119.99 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xxx

As per the final 1003, the borrower has been working at xx
As per document located xx

No damages have been found.

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 13 |---| -3 |----| -23.07692% Comment: Updated as per Note Document Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: -xx   Variance:    Variance %:    Comment: Updated as per Note Document   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xx   Variance: $xx   Variance %: 2.00128%   Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 22 (Days) Variance %: Comment: Updated as per Note Document Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows HOA minutes showing repairs, but UW did not condition for completion. HOA documents in the loan file show a special assessment for multiple repairs for $xx has been approved. The monthly repayment amount per unit for these assessments is not available. Further details not provided. Zillow search shows subject valued at $xx. Current UPB $xx. Further details not provided. Elevated for client review."	* TRID Violations (Lvl 3) "Final closing disclosure is not hand dated by the borrower."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.807% as the borrower’s income is $3,020.17 and total expenses are in the amount of $1,474.04 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.85%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$377,146.75	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51635374	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,026.79	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	45.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 9/xx/2023, the subject mortgage was originated on xx in the amount of xx in the favor of xx which was recorded on xx underxxThe chain of assignment is not found. No active liens or judgments were found against the borrower or subject property. The county taxes for 2023 have been paid in the total amount of xx on xx and xx No prior-year delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx which was applied for the due date of 9/xx/2023. The current P&I is $577.45, and the current PITI is $748.02, with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the payment history as of 9/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx The loan is performing. No modification and forbearance details are available in recent collection comments. No foreclosure activity has been found. No details were found regarding Covid-19 and damage. As per Pacer, the borrower has not filed bankruptcy. As per the final 1003, the borrower has been working at xx The covid-19 attestation document is available at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 34 Tape Value: 38 |---| -4 |----| -10.52631% Comment: Updated as per Note Document Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 5.72538%   Comment: Updated as per Note Document   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 50 (Days)   Variance %:    Comment: Updated as per Note Document   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.58%. Tape shows debt required to be paid off was not, and including the monthly payment in total debts may push the DTI higher. Further details not provided. BWR defect. The subject loan originated on 9/xx/2020, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on final CD dated 09/xx/2020. Initial LE dated xx reflects non-specific lender credit at xx However, final CD dated 09/xx/2020 reflects non-specific lender credit at $1,047.40. This is decrease of +$102.60 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on 09/xx/2020 and the 3 year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.58% as the borrower’s income is $3,574.43 and total expenses are in the amount of xx and the loan was underwritten by xx and its recommendation is Accept with a DTI of xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53171951	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,330.65	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.433%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
The chain of assignments is not provided. The current assignment is with the lender xx
There is a mechanics lien against the subject property in favor of xx for the amount of xx which was recorded on 8/xx/2023.
The first and second installments of county taxes for 2023 are due on xx and xx in the total amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of PITI $640.23 which includes the P&I of $426.59, which was applied to the due date of 9/xx/2023. The current rate of interest is 3.50% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the final application, the borrower has been working xxs.
The Covid-19 attestation document is available at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 18 Tape Value: 24 |---| -6 |----| -25.00000% Comment: Age of loan as 18. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -365 (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination as primary.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: 2.67812%   Comment: Original balance as xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 139 (Days)   Variance %:    Comment: Original note doc date as xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -366 (Days)   Variance %:    Comment: Stated maturity date per not is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 342 Tape Value: 354 Variance: -12 Variance %: -3.38983% Comment: Stated remaining term as 342. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is NOO and was approved at 49%. Tape shows earning of 1040's and transcripts did not match. The values reflecting on the transcripts indicate BWR2's business is at a loss; however, the lender used earnings from the 1040's to qualify. Lender defect. The subject loan was originated on xx and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect points - loan discount fee and rate lock fee. However, CD dated xx reflects points - loan discount fee at $667.85. and rate lock fee at $370.50. This is an increase in fee of $1,38.35 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92722062	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$483.32	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	50.472%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
The chain of assignments has not been provided. However, the current assignment is with original lender, “xx

No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2023 are due total in the total amount of $483.32.
No prior year delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is $702.86 and PITI is $849.60. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is $702.86 and PITI is $849.60. The UPB reflected as per the payment history is $xxx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 18 Tape Value: 22 |---| -4 |----| -18.18181% Comment: Age of loan is 18. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 50.472%   Tape Value: 50.474%   Variance: -0.002%   Variance %: -0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx  Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 52 (Days) Variance %: Comment: Original note date is 1/xx/2022. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50% DTI. Tape shows the borrower's income is not stable and the omitted debt was not paid at closing, which may push the DTI higher. Lender defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated xx does not reflect Points - Loan Discount Fee. However, final CD dated xx reflects  Points - Loan Discount Fee at $130.82.
Initial loan estimate dated xx does not reflect Lock Extension fee. However, final CD dated xx reflects Lock Extension fee at $258.40.
This is an increase in fee of $389.22 for charges that cannot increase. Subject loan is a purchase, originated on 1/xx/2022 and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.47%, as the borrowers’ income is $4,809.50 and total expenses are in the amount of $2,427.53 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 50.47%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60182592	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,471.63	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	44.692%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee forxx
No active judgments or liens have been found.
1st and 2nd half county taxes for 2023 are due in the amount of $ 1,471.63.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The last payment was received on xx in the amount of $1,543.23 which was applied for the due date of 9/xx/2023. The current P&I is $1,262.06 and PITI is $1,543.23. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is 10/xx/2023. The UPB is $xxx
As per final application, the borrower worked at xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 15 Tape Value: 19 |---| -4 |----| -21.05263% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 3.85883%   Comment: As per note balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculation CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 68 (Days)   Variance %:    Comment: As per note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per calculation LTV is 98.188%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated xx is subject to completion or repair due to the manufactured home foundation certification report and affidavit of affixture. Updated 1004D is missing from the loan documents. The manufactured home foundation certification report and affidavit of affixture are available at xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape and loan file shows that the subject is a new MH home and did not obtain the required documents COO/99a/99b. No further details found."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.357% exceeds APR threshold of 5.260% over by +0.097%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.638% exceeds APR threshold of 5.260% over by +0.378%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the appraisal report dated xx the subject property type is a "manufactured home".  Alta 7 endorsement is attached with final title policy.  The VIN# is not mentioned in the subject mortgage's legal description. The manufactured home rider attached with UTxx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.692% as the borrower’s income is $5,083.33 and total expenses are in the amount of $2,271.83 and the loan was underwritten by DU xx) and its recommendation is Approve/Eligible with a DTI of 44.69%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63694814	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,361.31	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	39.633%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx in favor of “xx
The chain of assignments has not been provided as the mortgage is currently with the original lender “xx
There is a prior judgment active against the subject borrower “xx” in the amount of xx in favor of “xx” which was recorded on xx
UT tax report "xx" shows there is a permit issued on the property on xx for "xx". Further details not provided.
The annual county taxes for 2023 are due in the total amount of xx for 10/xx/2023 and 04/xx/2024 respectively.
No delinquent taxes have been found for the prior year.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The last payment was received on xx in the amount of $3,008.73 with an interest rate of 6.875% which was applied for the due date of 9/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The next due date is 10/xx/2023. The last payment was received on xx in the amount of $3,008.73 with an interest rate of 6.875% which was applied for the due date of 9/xx/2023. The current UPB is $xxx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been the owner of xx
The appraisal is "as is". As per the appraisal report addendum xx the cosmetic work being done on the drywall in the garage where the leak occurred. The dual-pane windows display evidence of condensation and the window insulation needs repairs. The photo addendum also reflects the same. The estimated cost of repair is not available. The 1004D is missing from the loan file. CCs do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 5 Tape Value: 19 |---| -14 |----| -73.68421% Comment: Age of loan is 5. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: 0.25412%   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 367 (Days) Variance %: Comment: Original Note date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 39.63% DTI. BWR is an SE and owner of a S-corp business with 100% ownership, which was a Sch C business in 2020. However, the tape shows the Wage + Sch C income used for income calculation which is not allowed. Lender defect. Further details not provided. The subject loan originated on xx and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal is "as is". As per the appraisal report addendum xx the cosmetic work is being done on the drywall in the garage where the leak occurred. The dual-pane windows display evidence of condensation, and the window insulation needs repairs. The photo addendum also reflects the same. The estimated cost of repair is not available. The 1004D is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56421573	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$3,116.46	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	34.980%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender, xx
The chain of assignments has not been provided as the subject mortgage is with the original lender,  xx
No active liens and judgments have been found.
The county taxes for the year 2022-23 are paid.
No prior year’s delinquent taxes have been found.
As per the payment history as of date 9/xx/2023, the borrower is current with the loan, and the last payment was received on xx for the due date of xx in the amount of $1,447.26. According to payment history, the next due date is 12/xx/2023 and the borrower’s current P&I is in the amount of $1,099.56. The principal balance reflecting in the payment history is in the amount of xx	Collections Comments:The current status of the loan is performing.
As per the payment history as of date 9/xx/2023, the borrower is current with the loan, and the last payment was received on xx for the due date of 11/xx/2023 in the amount of xx According to payment history, the next due date is 12/xx/2023.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
COVID-19 attestation is available located at xx
As per the final application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 31 Tape Value: 33 |---| -2 |----| -6.06060% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per appraisal document xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: 23.93658%   Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 48 (Days)   Variance %:    Comment: Updated as per note document xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal document is PUD Tape Source: Initial Tape Type:	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "The tape shows the loan does not meet SE overlay requirements for SE BWR. Business verification within 120 days from the closing date, and the lender must confirm that the borrower’s business is open and operating within 20 business days from the closing date. BWR has been SE for 31 years as Manufactures representative and 781 FICO. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65356921	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,912.26	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	48.576%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx favor of xx The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx The 1st and 2nd installments of county taxes for 2023 are due in the total amount of xx on 10/xx/2023 and 04/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/xx/2023, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of 09/xx/2023. The current monthly P&I is $2,348.68 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 08/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $2,348.68 which was applied for the due date of 08/xx/2023. The current monthly P&I is $2,348.68 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property occupancy stated as investment property.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been the owner of xxx for 14 years.
The loan was originated on xx and the covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 18 |---| -3 |----| -16.66666% Comment: 15 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.576%   Tape Value: 48.574%   Variance: 0.002%   Variance %: xx   Comment: 48.576%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per closing disclosure document sales price xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as note document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 34 (Days) Variance %: Comment: Updated as per note document. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is ($27,166.80), annual payments (Debt Service) are $31,017.36 and the debt service cover ratio (DSCR) is 0.88 which is less than 1."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and the subject was approved at 48.57%. The tape shows SE income incorrectly calculated, which may push DTI higher. Lender defect. Subject loan originated on xx and 3 year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2330	2357
37576298	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$368.28	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	57.013%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of “xx The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 were due in the total amount of $368.28 on xx and 04/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $1,257.71 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $1,079.43 with an interest rate of 3.500% current UPB is $xx. The current UPB is reflected on tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $1,257.71 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $1,079.43 with an interest rate of 3.500% current UPB is $xxx The current UPB is reflected on tape for the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for the default is not available.
No information has been found regarding the forbearance plan.
As per appraisal located at “xx the photographs of all exposed electrical needs to be covered. However, no information has been found related to damage or repairs in the latest 24 months of collection comments
As per the seller tape data, the property is owner-occupied.
The loan was originated on xx and the covid-19 attestation is located at “xx
As per final 1003, the borrower joinedxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 18 Tape Value: 22 |---| -4 |----| -18.18181% Comment: Age of loan is 18. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 57.013%   Tape Value: 56.998%   Variance: 0.015%   Variance %: 0.01500%   Comment: As per DU, calculated DTI is 57.013%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.312%   Variance %: xx   Comment: Calculated CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 85 (Days)   Variance %:    Comment: Original note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 1.312% Variance %: xx Comment: Calculated LTV ratio is xx Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows that gift funds entered wrongly in the AUS changed the risk recommendation to a Refer and as a result, the loan is uninsurable to the FHA. Total available assets per DU is $99078.94, which includes a gift of equity IAO $78,750 submitted towards closing." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Rate Lock Fee. However, CD dated xx reflects Rate Lock Fee at $600.96. This is an increase in fee of $600.96 for charges that cannot increase.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $2,874.00. However, CD dated xx reflects the sum of Section C and Recording fee at $3,164.0. This is a cumulative increase of $2.60 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per the appraisal report located at “xx the subject property is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show a VIN/Serial number. The manufactured home rider is available and can be located xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.01%, as the borrowers' income is $9,756.00 and total expenses are in the amount of $5,562.22 and the loan was underwritten by DU xx) and its recommendation is 'Approve/Eligible' with a DTI of 57.00%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			749	759
320668	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,122.56	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	29.863%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx
There is UCC lien found against the subject property in favor of “xx” in the amount of $0.00 which was recorded on xx
The 1st and 2nd installments of county taxes for 2023 are due in the total amount of xx on 10/xx/2023 and xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,131.77 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $1,365.86 which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,131.77 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been the owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Age of Loan Loan Value: 18 Tape Value: 21 |---| -3 |----| -14.28571% Comment: 18 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.485%   Variance %: 0.48500%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.82066%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 35 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects Lender's Title Insurance Policy at $360.00. However, Post CD dated xx reflects Lender's Title Insurance Policy at $540.00 This is an increase of +$145.00 for charges that in total cannot increase more than 10% test. Valid COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is active."
* Income documentation does not meet guidelines (Lvl 3)     "The tape shows the loan does not meet SE overlay requirements for SE BWR. Business verification within 120 days from the closing date, and the lender must confirm that the borrower’s business is open and operating within 20 business days from the closing date. BWR SE 11 years in property restoration, xx LTV. Further details not provided."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94614954	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$556.16	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	45.285%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor ofxx The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $556.16 on xx and xx No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of 10/xx/2023. The current monthly P&I is $627.88 with an interest rate of 3.49%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on xx in the amount of $752.30 which was applied for the due date of 10/xx/2023. The current monthly P&I is $627.88 with an interest rate of 3.49%. The current UPB reflected as per the payment history is $xxx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
There are no comments regarding damage or repairs..
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower, xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 21 |---| -4 |----| -19.04761% Comment: Updated as per package. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per package.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per note document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 32 (Days) Variance %: Comment: Updated as per note document. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 45%. Tape and file show rental income use to qualify was not supported and BWR only has 1 year verified employment. Lender defect. The subject loan originated on xx and the 3-year SOL is active."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.285%, the borrower’s income is $2,106.00 and total expenses are in the amount of $953.71 and the loan was under written by LP xxand its recommendation is “Accept” with a DTI of 45.285%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value at $240K. Current UPB $xx."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents.

Settlement service provider list is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated 1/xx/2022 reflects Points - Loan Discount Fee at $163.80.
Loan estimate dated xx does not reflect Condo Cert. However, CD dated xx reflects Condo Cert at $150.00.
																																																																																								This is a cumulative increase in fee of $313.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2022	Not Applicable
87252711	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,908.15	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	27.890%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the amount of xx on 04/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $800.44 (PITI) which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $526.77 with an interest rate of 3.750%. The current UPB is $xx.	Collections Comments:The current status of the loan is current. According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $526.77 with an interest rate of 3.750%. The current UPB is $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR is retired, on a pension and xx
The loan was originated on xx and the Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 16 Tape Value: 28 |---| -12 |----| -42.85714% Comment: Note reflects age of loan as 16 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.19931%   Comment: Note reflects OPB as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.601%   Variance %: 0.60100%   Comment: Collateral value used for underwriting: xx Loan amount: $xxx LTV=43.551%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 322 (Days)   Variance %:    Comment: Note reflects date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 0.601% Variance %: 0.60100% Comment: Collateral value used for underwriting: $xxxLoan amount: xx LTV=xx%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is VA. The tape shows that VA cannot provide the guarantee to the loan due to the lack of entitlement. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect the lock extension fee. However, the final CD dated 3/xx/2022 reflects the lock extension fee at $57.56. This is an increase in the fee of $57.56 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at xx the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at xx reflecting that the home is affixed with permanently to the land with VIN no.xx. The wheels, axles, tow bar, or hitch were removed. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7659490	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,189.97	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	44.400%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of xx on xx and xx No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $484.97 which was applied for the due date of 09/xx/2023. The current monthly P&I is $484.97 with an interest rate of 3.50%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $484.97 which was applied for the due date of xx The current monthly P&I is $484.97 with an interest rate of 3.50%. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is investment.
As per final application, the borrower xxthe co-borrower's employment details are not available in the loan file.
The loan was originated on xx and the covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 18 Tape Value: 21 |---| -3 |----| -14.28571% Comment: 18 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 51 (Days)   Variance %:    Comment: 1/xx/2022   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "The subject loan is a NOO and was approved at 44.47%. The tape shows documents sourcing the large deposit are missing from the loan documents. Total assets available as per LP are $4,169.76, and the final CD shows BWR received cash in the amount of $74K. Further details not provided." * Loan does not conform to program guidelines (Lvl 3) "Subject NOO loan CD showed proceeds in the amount of $29,311.00 were used for non-mortgage debt. Loan tested for compliance through CE."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 44.47%. The tape shows BWR income is fluctuating and was miscalculated. The revised income may push DTI higher. Further details not provided. Lender defect. The subject loan originated on xx and 3-year SOL is active."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2062	2045
19158460	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,167.95	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	35.134%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated 9/xx/2023 the subject mortgage was originated on xx in the amount of xx in favor of xx

The chain of assignment is complete. The mortgage is currently with xx

No active liens and judgments have been found against the borrower and the property.
1st and 2nd county taxes for 2023 have been due in the amount of xx
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of 9/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on xx in the amount of $8,612.10 with interest rate of 4.875% and P&I $6,879.71 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

As per review of latest payment history as of 9/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on xx in the amount of $8,612.10 with interest rate of 4.875% and P&I $6,879.71 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xxx.

The loan was originated on xx The covid-19 attestation is located at xx.

As per the final 1003, the borrower has been the owner of xx

No damages have been found.

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Transmittal (1008)	Field: Age of Loan Loan Value: 10 Tape Value: 14 |---| -4 |----| -28.57142% Comment: Note reflects age of loan as 10 months. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 35.134%   Tape Value: 28.829%   Variance: 6.305%   Variance %: 6.30500%   Comment: DTI is 24.829%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per closing disclosure sales prise xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.00782%   Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 57 (Days)   Variance %:    Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property is PUD as per appraisal document, Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report dated xx is subject to the completion of pool repairs. The subject property is new construction, and the appraisal 1004D available reflects that the pool or spa is still under construction. All other elements of construction were complete at the time of the site. The final closing disclosure does not reflect the escrow holdback."	* Assets do not meet guidelines (Lvl 3) "The tape shows that WF requires reserves for the subject and all rentals on jumbo loans; the overlay was missed. BWR had $445K reserves, net of cash to close. Further details were not provided.""
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case that originated on xx and the SOL of 1 year is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect final/CIR fee. However, the final CD dated xx reflects the final/CIR fee at $200.00. This is an increase in the fee of $200.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the SOL of 1 year is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66524323	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,485.16	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.956%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor ofxx
The chain of assignments is not provided. The current assignment is with the lender MERS as a nominee for xx
There is a junior mortgage against the subject property in favor of the xx, of the city of xx, an xx, and the xx, anxx for the amount of xx which was recorded on xx
The first and second installment of county taxes for 2023 is due on 10/xx/2023 and 3/xx/2024 in the total amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on xx in the amount of PITI $1,127.71 which includes the P&I of $976.70, which was applied to the due date of 8/xx/2023. The current rate of interest is 3.375% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
As per the final application, the borrower has been working at xx
The COVID-19 attestation document is available at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 22 Tape Value: 28 |---| -6 |----| -21.42857% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 6.86331%   Comment: Updated as per note   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: xx   Comment: Loan amount xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 118 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Loan amount xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflect subject to completion/repair due to range and microwave were not installed and operational to meet FHA/HUD guidelines. Estimate cost to cure is not available in the loan file and Updated 1004D is missing from the loan documents. Final CD does not reflect escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is FHA uninsurable, and the seller was not the owner of records at COE. Appraisal report shows owner of public record is xx”. However, the purchase contract shows seller is Manuel Molina and UT shows seller is xx Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflects Rate Lock Fee and Appraisal Trip Charge fee. However, Final CD dated xx reflects Rate Lock fee and Appraisal Trip Charge fee at $525.57. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.577% exceeds APR threshold of 4.480% over by +0.097%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.96%, the borrower’s income is $5,592.42 and total expenses are in the amount of $2,514.15 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 44.96%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2011	1947
22828954	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Yes	First	$0.00	$7,064.86	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	44.757%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender, xx
The chain of assignments has been completed as the mortgage is currently assigned to the lender, xx
The county taxes for 2022 were paid on 4/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $1766.96(PITI) and was applied to the due date of 9/xx/2023. The monthly P&I is xx and the interest rate is 2.875%. The current UPB is $xx.	Collections Comments:The loan is current.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been workingxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Age of Loan Loan Value: 39 Tape Value: 42 |---| -3 |----| -7.14285% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -1.065%   Variance %: -1.06500%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xx   Variance: xx   Variance %: 7.39012%   Comment: The loan amount per note is xx However, tape shows original balance $xxx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 42 (Days)   Variance %:    Comment: Note date is xx However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo (1-4 Stories) Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45%. The tape shows income was miscalculated and VOE was not documented properly. BWR has been working with the current employer for 19 years, and YTD and previous earnings are supported. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Lock Extension fee. However, final CD dated 04/xx/2020 reflects Lock Extension fee at $26.50. This is an increase in fee of +$26.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.75% as the borrower’s income is $9,054.78 and total expenses are in the amount of $4,052.67 and the loan was underwritten by LP xx) and its recommendation is Accept with a DTI of 45%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43945355	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,524.92	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	40.121%	First	Final policy	Not Applicable	Not Applicable	11/xx/2021	xx	Not Applicable	4.875%	$1,544.10	12/xx/2021	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender xx
The chain of assignments is incomplete. Currently, the subject mortgage is with the original lender, xx. However, the last assignee should be "xx".
No active judgments or liens have been found.
The combined taxes for 2023 were paid on 7/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $2,974.26 (PITI) and was applied to the due date of 9/xx/2023. The monthly P&I is $1,544.10, and the interest rate is 4.875%. The current UPB is $xx.	Collections Comments:The loan is current.
According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
As per the collection comment dated xx the borrower's income was impacted by Covid. Further details not provided.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
The loan was modified on xx with a new UPB of xx
As per the loan application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower, xx As per the modified terms, the modified UPB is $xx. The borrower promised to pay modified UPB with fixed interest at the rate of xx by making a P&I of xx starting fromxx	Field: Age of Loan Loan Value: 57 Tape Value: 58 |---| -1 |----| -1.72413% Comment: 57 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: Investor   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 7.95800%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxTape Value: xx Variance: Variance %: Commentxx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as NOO, but the tape indicates occupancy misrepresentation as BWR converted her present residence, i.e., her departure residence, into investment property. Further details not provided."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 40.12%. The BWR converted her present residence, i.e., her departure residence, into investment property, and the lender failed to include the housing debt of the new primary, which increases the DTI to 48%. Lender defect. The subject loan originated on xx and the 3-year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20312559	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,408.61	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	xx	Primary	Yes	Yes	No	26.216%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
The chain of assignment is not complete. Currently, the loan is with the original lender, MERS as nominee for xx However, it should be with xx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The last payment was received on xx in the amount of xx which was applied for the due date of 9/xx/2023. The current P&I is $893.68 and PITI is $1,131.62. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is xx The UPB is $xxx
As per the final application, the borrower worked at xx Currently, the borrower has been working at xx
Covid-19 attestation is located at xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application	Field: Age of Loan Loan Value: 21 Tape Value: 23 |---| -2 |----| -8.69565% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search reflects an estimated value of $281K. The current UPB is $xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the revised closing disclosure delivery date test (no waiting period required) revised closing disclosure dated 10/xx/2021. Document tracker is showing mail method and 3 business days were added to get receipt date xx which is after the Consummation date 10/xx/2021. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Transfer Taxes at $506.00. However, CD dated xx reflects Transfer Taxes at $506.40. This is an increase in fee of $0.40 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape and loan file review, the loan was underwritten incorrectly as a single unit. However, the loan should be a 2 unit."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial 1003 signed by loan originator is missing from the loan files."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5723285	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,280.12	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Other	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	40.443%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender,xxwhich was recorded on xx The chain of assignments is complete. Currently, the mortgage is assigned to lender xx No active liens and judgments have been found. The county taxes for the year 2022-23 are paid. No prior year’s delinquent taxes have been found.	As per the payment history as of date 9/xx/2023, the borrower is current with the loan, and the last payment was received on 8/xx/2023 for the due date of xx in the amount of xx According to payment history, the next due date is 10/xx/2023 and the borrower’s current P&I is in the amount of $313.99. The principal balance reflecting in the payment history is in the amount of xx.	Collections Comments:As per the payment history as of date 9/xx/2023, the borrower is current with the loan and the last payment was received on xx for the due date of 9/xx/2023 in the amount of xx According to payment history, the next due date is 10/xx/2023. As per the final application, the borrower has been working xx Comment history is missing from the loan file. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Age of Loan Loan Value: 139 Tape Value: 141 |---| -2 |----| -1.41843% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per Note documents.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per Note documents.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -64.60093%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -3 (Days)   Variance %:    Comment: Original note date reflect xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows that real estate commissions exceed more than 8%. Further details were not provided."	* Cash out purchase (Lvl 2) "The subject loan is a purchase, However final HUD-1 reflects cash to in the amount of $100.49." * Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial truth in lending is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1942	Not Applicable
21784674	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,349.82	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	Unavailable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	37.882%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx

The chain of assignments has not been provided. However, the current assignment is with original lender, “xx”. However, it should be with xx.

There is a PACE lien on the subject property in favor of “xx” total in the amount of $xx which was recorded on xx The subject property is located in xx.

There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx originated on xx which was recorded on xx
No prior year delinquent taxes have been found.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is 10/xx/2023. The P&I is $382.70 and PITI is $800.54. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is $382.70 and PITI is $800.54. The UPB reflected as per the payment history is $xxx.
The subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx. As per voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $0.00. There is no any evidence of cram down. However, the bankruptcy was discharged on 10/xx/2014 and terminated on 10/xx/2014.	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal	Field: Age of Loan Loan Value: 148 Tape Value: 149 |---| -1 |----| -0.67114% Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: Eva   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 4   Tape Value: 1   Variance: 3   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: -55.26315%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 3/xx/2011   Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 47.01700%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Unavailable   Tape Value: Detached   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 4 Family Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* LTV or CLTV exceeds xx (Lvl 4) "Collateral value used for underwriting: xx Amount of secondary lien(s): $16,100.00. Loan amount: xx."	* Initial Good Faith Estimate is Missing (Lvl 2) "Initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	Unavailable
48490509	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,940.82	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	66.467%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx. However, it should be with xx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $2,420.16 (PITI) which includes a P&I of $2,002.62, which was applied to the due date of 9/xx/2023. The current rate of interest is 3.00% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 12/xx/2021, the subject property was occupied by the owner. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been receiving income from xx
The COVID-19 attestation document is available at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 25 Tape Value: 27 |---| -2 |----| -7.40740% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: -0.93457%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is cash out refinance due to VA seasoning not being met. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 66.467% as the borrower’s income is $3,825.75 and total expenses are in the amount of $2,542.86 and the loan was underwritten by DU (xx) and its recommendation is “approve/eligible” with a DTI of 66.47%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58307156	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	No	First	$0.00	$2,404.70	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.713%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
The chain of assignment is not complete. Currently, the loan is with the original lender, xxHowever, it should be with xx.
There is state tax lien active against the borrower in favor of xx
1st and 2nd half taxes for 2023 are due in the amount of xx
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/xx/2023, the borrower is current with the loan and next due date is 9/xx/2023. The last payment was received on xx in the amount of xx which was applied for the due date of 8/xx/2023. The current P&I is $676.49 and PITI is $1,081.60. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The UPB is $xx.
As per the final application, the borrower has been the owner of xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: 42 Tape Value: 44 |---| -2 |----| -4.54545% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: -23.21428%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 10.446% Variance %: 10.44600% Comment: Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,295.00 exceeds fees threshold of $3,297.00 over by +$998.00.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,095.00, Processing Fee paid by Borrower: $375.00,
Underwriting Fee paid by Borrower: $700.00, Wire Transfer Fee paid by Borrower: $125.00."
* Higher Price Mortgage Loan (Lvl 3)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.118% exceeds APR threshold of 5.290% over by +2.828%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows the ITIN loan is ineligible for purchase due to an ineligible gift donor account. Total assets available as per 1008 are $134,283.29, which includes a gift of $92,000 and $42,283.29 of assets in a checking or savings account. However, the source of gift funds is not documented. Excluding the gift assets leaves the borrower with xx which does not satisfy the cash to close requirement of xx Lender defect. Loan originated xx and the 3 year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on 01/xx/2020 and the 1 year SOL has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to to an APR calculated at 8.118% exceeds APR threshold of 5.290% over by +2.828%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $3,095.00. Loan estimate dated xx reflects Appraisal fee at $600.00. However, CD dated xx reflects Appraisal fee at $650.00. This is a cumulative increase in fee of $3,145.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1 year SOL has expired."
																																																																																								* Intent to Proceed Missing (Lvl 2) "Intent to proceed with application disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63095265	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,332.60	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	15.860%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx
No active judgments or liens found.
The 2022 combined annual taxes were paid in the amount of xx on 12/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 09/xx/2023. The monthly P & I is in the amount of $1,240.11 with an interest rate of 4.625%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 09/xx/2023. The monthly P & I is in the amount of $1,240.11 with an interest rate of 4.625%. The current UPB is reflected in tape for the amount of $xxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: VA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per note mortgage type is VA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 7.20000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -6.48000% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Kansas license validation test due to Kansas SB 129 (2013 Kansas Laws Ch. 29) requires lenders who originate subordinate mortgage liens to be licensed under the Kansas Uniform Consumer Credit Code on or after July 1, 2013. After this date, lenders are no longer allowed to make subordinate lien loans under a Kansas xx Using Interest Section 16-207 or its corresponding Exemption Letter."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a VA cash-out refinance loan. Tape shows BWR receives 100% cash out by refinancing free and clear property, which is not eligible for a VA guarantee. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82882605	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,156.05	09/xx/2023	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	10831.128%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx
The chain of assignment has not been completed. Currently, the loan is with “xx”. However, it should be with “xx”.
No active judgments or liens have been found.
The first and second installments of county taxes for xx have been paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $3,427.53 (PITI) which was applied for the due date of 9/xx/2023. The current P&I is $3,014.78 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final 1003, the borrower has been working at xx
Covid-19 attestation is available in the loan file, which is located at xx
As per the comment dated xx the foreclosure was initiated on the loan in 2023. As per the comment dated xx the foreclosure was closed as the loan was reinstated.
As per the comment dated 05/xx/2023, the borrower's income was impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from 06/xx/2022 to 03/xx/2023.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated on the loan in 2023. As per the comment dated 06/xx/2023, the foreclosure was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 19 Tape Value: 21 |---| -2 |----| -9.52380% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -6.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: 4.46800% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. The tape shows the loan is EPD (early payment default). Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14237425	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,524.79	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	31.318%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx
The chain of the assignments has not been provided, and the current assignee is “xx
There is a civil judgment found against the subject property in favor of “xx” in the amount of xx which was recorded on xx
The 2022 combined annual taxes were paid in the amount of $8,524.79 on 12/xx/2022.
The annual utilities charges for the year 2022 have been delinquent in the amount of xx which was due on xx and good through xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 10/xx/2023. The monthly P&I is in the amount of $621.10 with an interest rate of 2.99%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of $1,820.52 (PITI) and was applied to the due date of 10/xx/2023. The monthly P&I is in the amount of $621.10 with an interest rate of 2.99%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
As per tape data, the borrower’s income has been impacted due to Covid-19 pandemic and client terminated employment withxx
As per final 1003, the borrower was previously working at xx
The Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 38 Tape Value: 39 |---| -1 |----| -2.56410% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -23.68421%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 7.350% Variance %: 7.35000% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.31%. The tape shows the BWR was unemployed on xx which prior to closing date 6/xx/2020. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Subject loan is Refinance case, originated on xx and the SOL of 3 year is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot decreased 0% tolerance test. Loan estimate dated xx reflects Lender Credits is $931.00. However, CD dated xx reflects Lender Credits $0.00. This is a decrease in fee of $31.00 for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 05/xx/2020 reflects the sum of Section C fees and Recording fee at $$1,424.50. However, CD dated xx reflects the sum of Section C and Recording fee at $$1,528.75. This is a cumulative increase of +$104.25 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.
																																																																																								Subject loan is a refinance case, originated on xx and the SOL of 3 years is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29555634	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,043.91	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.124%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.106%	First	Final policy	Not Applicable	Not Applicable	09/xx/2022	xx	Not Applicable	5.124%	$1,657.15	10/xx/2022	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx
No active judgments or liens found.
The 2022 combined annual taxes were paid in the amount of xx 12/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 09/xx/2023. The monthly P & I is in the amount of $1,657.15 with an interest rate of 5.124%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is reflected in tape for the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx with an effective date of xx shows the new modified unpaid principal balance is xx which is interest bearing amount. The borrower agreed to pay the modified monthly P & I of xx with a modified interest rate of 5.124% starting on xx and continuing until the new maturity date of xx There are no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Modification is available.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is 'FHA'.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -3.50769%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 4.532% Variance %: xx Comment: 98.189% Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is available in the loan file, which is located at Ortiz Credit Pkg xx However, it is 120 days older than the note date. The tape also shows that the appraisal report is invalid or expired."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.10%, as the borrowers' income is $10,474.35 and total expenses are in the amount of $5,143.54 and the loan was underwritten by DU (xx) and its recommendation is 'Approve/Eligible' with a DTI of 49.11%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27462426	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,089.28	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.156%	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	xx	Not Applicable	3.500%	$905.95	07/xx/2022	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx
The chain of assignments is incomplete; the current assignee isxx
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2022/2023 were paid in the total amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is 09/xx/2023. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 08/xx/2023. The monthly P&I is in the amount of $905.95 with an interest rate of 3.500%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 08/xx/2023, the borrower is current with the loan, and the next due date is 09/xx/2023. The last payment was received on xx in the amount of $1,231.57 (PITI) and was applied to the due date of 08/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 3.500%. The current UPB is reflected in tape for the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
As per servicing comment dated 09/xx/2021, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.
As per final 1003, the borrower was previously working at xx
The loan was originated on xx and the COVID-19 attestation is located at xx
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower “xx with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.500% starting on xx which will get changed in 1 step until the new maturity date of xx The rate will change in 1 step which ends with 3.500%. There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 33 Tape Value: 35 |---| -2 |----| -5.71428% Comment: 33 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: FHA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -23.45276%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -2 (Days)   Variance %:    Comment: 10/xx/2020   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 75.161% Variance: xx Variance %: xx Comment: 98.189 Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "FHA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.156%, as the borrowers income is $3,132.62 and total expenses are in the amount of $1539.88 and the loan was underwritten by DU xx) and its recommendation is Approve/Eligible with a DTI of 49.156%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47849435	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,619.59	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
The chain of assignments is incomplete; the current assignee is "xx
There is an active junior mortgage against the subject property in favor of “xx in the amount of xx originated on xx which was recorded on xx with the instrument | xx
The 1st and 2nd and 4th installments of combined taxes for 2023-2024 are due in the total amount of xx on different dates.
The 1st, 2nd, and 3rd installments of combined taxes for 2023 were paid in the total amount of xx on different dates.
The 3rd installments of utilities charges for 2023 is delinquent in the total amount of $35.16 which were due on xx and good through date xx	According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $642.03 with an interest rate of 4.990%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is reflected in tape for the amount of xx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated xx the borrower’s income has been impacted due to Covid-19 pandemic.
As per final application, the borrower has been working at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: 46 Tape Value: 47 |---| -1 |----| -2.12765% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: $xx   Variance: $-xx   Variance %: -0.58479%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 70.020% Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The below fees were included in the test:
Homestyle Supplemental paid by Borrower: $750.00
Real estate Commission paid by Seller: $2,900.00
Renovation Building Permits paid by Borrower: $500.00
Renovation HUD Consult paid by Seller: $800.00
Renovation Inspection Fee paid by Borrower: $590.00
Renovation Remaining paid by Borrower: $46,772.50
Renovation Repairs paid by Borrower: $11,475.00
Title Renovation Fee paid by Borrower: $150.00
Utility Charge paid by Seller: $913.76"
* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan is a homestyle renovation, and the escrow holdback was disbursed after renovations were completed on xx However, the loan became delinquent during the renovation period, triggering a repurchase."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 5.777% exceeds APR threshold of 5.270% over by +0.507%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced mortgage loan test due to APR calculated 5.777% exceeds APR threshold of 5.270% over by +0.507%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance document is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.670%, the borrower’s income was $2,349.42 and total expenses are in the amount of $1049.48 and the loan was underwritten by LP ( xx) and its recommendation is “Accept” with a DTI of 44.67%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65305981	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,422.19	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	46.451%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx The chain of the assignments has not been provided. However, the current assignment with an original lender is “xx” No active judgments or liens were found. The 1st installment of county taxes for 2023 was paid in the total amount of xx on xx The 2nd installment of county taxes for 2023 is due in the total amount of xx which was good through date xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $1,602.99 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $2,009.95 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $1,602.99 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per final 1003 located at "xx" the borrower has monthly income from social security and other. No further details were xx
The reason for the default is not available.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The loan was originated on xx and the covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed-rate mortgage originated on xx with a P&I of xx rate of interest of 3.125%, and a maturity date of xx The P&I as per payment history is xx and the rate of interest is 3.125%. There is a reduction in P&I with respect to note data. However, the modification agreement is missing from the loan file. The tape data does not indicate the modification.	Field: Age of Loan Loan Value: 26 Tape Value: 27 |---| -1 |----| -3.70370% Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value:xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.20325%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.193%   Variance %: -0.19300%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan does not meet the maximum LTV requirements for using assets, i.e., distribution income for the repayment of the monthly obligation. Review of the file shows, AUS/LP submitted at the time closing reflects BWR had valid assets of $55,442.00 and required cash to close is $32,785.50. The assets are sufficient to close without any shortfall."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.451%, the borrower’s income was $9,151.89 and total expenses are in the amount of $4,251.15 and the loan was underwritten by LP ( Page #xx) and its recommendation is “Accept” with a DTI of 46.00%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2445	2463
58261024	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	Yes	No	Not Applicable	First	$0.00	$246.92	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	29.001%	First	Final policy	Not Applicable	Not Applicable	12/xx/2022	xx	Not Applicable	5.375%	$2,877.17	12/xx/2022	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
The chain of assignments is not completed. However, the mortgage is with xx
There are six prior state tax liens against the borrower xxin the amount of xx which were recorded on different dates.
There are two state tax liens against the borrowerxxwhich was recorded on the same date xx
There is an active civil judgment against the borrower Ali Akhmedov in favor of x
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx (PITI) which includes a P&I of $2,877.17, which was applied to the due date of 9/xx/2023. The current rate of interest is 5.375% and The current UPB is $xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the collection comment dated xx the Covid-19 FB plan expired on 12/xx/2021.
As per the document located at xx the borrower was approved for the seven-month deferral plan for the total amount of $xx.
The loan was modified on 12/xx/2022 with the UPB of $xxx
As per the collection comment dated 3/xx/2023, the subject property was occupied by the owner. As per the seller’s tape data, the subject property had water damage visible on the ceiling. Unable to confirm the current property condition and status of damages. CCs do not show any damage.
As per the application, the borrower has been working at xx as an xxr for 38 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement that was signed between the borrower "xx lender xx with an effective date of xx shows the new modified unpaid principal balance of xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 5.375% starting on xx and continuing until the new maturity date of xx	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 51 Tape Value: 53 |---| -2 |----| -3.77358% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 18.947% Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows that, based on property data collection points, the subject property has water damage visible on the ceiling and needs to have the property inspected by a professional and repaired. The subject loan closed with PIW and signed PIW disclosure signed by the borrower is missing. A Realtor.com shows an estimated value of $904K. Current UPB $508K."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Property Condition Report Fee is $0.00 However, CD dated 04/xx/2019 reflects Property Condition Report fee $145.00. This is an increase in fee of $145.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is purchase case, originated on xx and the SOL of 1 year is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78647464	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,455.36	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.197%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.289%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the Updated Title Report dated xx reflects that the subject mortgage originated on xx with the lender xx

The chain of the assignment has been completed. The latest assignment is with xx

According to the updated title report dated xx there is an active junior mortgage against the subject property in favor of "xx

According to the updated title report dated xx there is notice of an independent solar energy producer contract (pace lien)  against the subject property as a 20 year solar lease, unless terminated or extended, recorded xx that runs with the property requiring the solar vendor to provide a copy of the lease agreement to future prospective buyers of subject.

There are two UCC judgment found against the subject borrower in favor of “Txx” which was recorded on xx & xx prior to the subject mortgage. The amount of judgment was not available.

1st and 2nd  county taxes for the year of 2022-2023 have been paid in the amount of $ xx

No prior year’s delinquent taxes have been found.
As per review of latest payment history as of 9/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on xx in the amount of $5,022.88 with interest rate of 3.197% and P&I $3,256.33 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xx.	Collections Comments:The loan is performing

As per review of latest payment history as of 9/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on xx in the amount of $5,022.88 with interest rate of 3.197% and P&I $3,256.33 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xxx

The comment dated xx shows that the subject property is owner occupied.

The loan was originated on xx However, covid-19 attestation is missing from the loan file.

The comment dated xx shows that borrower is unemployed due to COVID-19 impacted and servicer explained the forbearance plan. The forbearance plan for six months was approved. As per comment dated 10/xx/2021 FB starts on 05/xx/2021 and end on 11/xx/2021.

As per the final 1003, the borrower has been working at xx

No damages have been found.

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 27 Tape Value: 29 |---| -2 |----| -6.89655% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 60.260% Variance: 28.882% Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot Decrease 0% tolerance test. Initial CD dated 03/xx/2021 reflects Loan Origination Fee $12240.31 and Lender Credit $6219.21 However, CD dated xx reflects Loan Origination Fee $0.00. and Lender Credit $16109.37 This is an decrease in fee of 2,350.15 for charges that cannot decrease.
 Subject loan is purchase case, originated on 08/xx/2020 and the SOL of 1 year is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.289%, the borrower’s income was $13,468.00, and total expenses are in the amount of $6,638.30. The loan was underwritten by LP ( Page #xx) and its recommendation is “accept” with a DTI of 49.29%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42953629	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,675.22	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	47.321%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx the subject mortgage was originated on xx in the amount of $ xx in the favor xx
There is one state tax lien in xx
Board of the State of California in the amount of xx which was recorded on xx There is one xx
 The county taxes of 2022 have been paid in the total amount of $ xx on xx and xx
As per review of the payment history dated 8/xx/2023, the loan is performing. The last payment was received in the amount of xx on xx which was applied for the due date xx The next due date is 10/xx/2023. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 2.750%.	Collections Comments:As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx on xx which was applied for the due date 9/xx/2023. The next due date is 10/xx/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.750%.
The reason for default is not found.
No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per Pacer, the borrower has not been filed bankruptcy.
As per the final 1003, the borrower has been working at  xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 20 Tape Value: 22 |---| -2 |----| -9.09090% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: 6.10610%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -4.88500%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.321%, the borrower’s income was $13,461.14 and total expenses are in the amount of $6,367.98 and the loan was underwritten by LP ( Page #xx) and its recommendation is “Accept” with a DTI of 47.31%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79722560	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,198.11	08/xx/2023	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	4.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	43.610%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender,xx
The chain of assignments has not been provided as the subject mortgage is with the original lender,  xx
There is a credit card judgment against the borrower xx” in the amount of xx which was filed by the plaintiff xx
No prior year’s delinquent taxes have been found.
As per the payment history as of date 9/xx/2023, the borrower is current with the loan, and the last payment was received on xx for the due date of xx in the amount of $1,178.05. According to payment history, the next due date is 9/xx/2023 and the borrower’s current P&I is in the amount of $956.60. The principal balance reflecting in the payment history is in the amount of xx	Collections Comments:As per the payment history as of date 9/xx/2023, the borrower is current with the loan, and the last payment was received on xx for the due date of 8/xx/2023 in the amount of xx According to payment history, the next due date is 9/xx/2023. Comment dated xx shows that borrower's income was impacted by the COVID. According to the comment dated 8/xx/2022 forbearance plan was started on 9/xx/2022 and end on 11/xx/2022.
As per the comment dated xx loan was in foreclosure and comment shows that FC was put on hold due to loss mitigation. Further details were not provided.
As per the final application borrower is receiving monthly income from social security benefits.
As per the comment history there are no property damages and subject property is owner occupied.

Foreclosure Comments:As per the comment dated xx loan was in foreclosure and comment shows that FC was put on hold due to loss mitigation. Further details were not provided.
Bankruptcy Comments:The borrower had filed the Bankruptcy on xx under chapter 7 with case number xx According to voluntary petition the value of collateral is xx and amount of claim was xx so there is no unsecured amount. Bankruptcy was Discharged on xx and terminated on xx	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 50 Tape Value: 52 |---| -2 |----| -3.84615% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -15.84905%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 67.321% Variance: xx Variance %: 12.67900% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Points and fees test due to the loan amount exceeds $107,747.00 and the fees charged to the Borrower’s exceed 3% the loan amount. The Note reflects a loan amount of $6,557.00 Fees charged to the borrower’s equal $5,151.26 which equal 3.00% of the loan amount."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Initial Closing disclosure is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "Initial Closing disclosure is missing from the loan documents."	* GSE Points and Fees Test Violations (Lvl 2) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,557.00 exceeds fees threshold of $5,151.26 over by +$1,405.74.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,557.00

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $6,557.00 Exceeds Fees threshold of $5,151.26 Over by +$1,405.74.
Points - Loan Discount Fee paid by Borrower: $6,557.00"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.610%, the borrower’s income was $3426.85 and total expenses are in the amount of $1494.44 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 43.610%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61398161	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,810.68	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.130%	First	Final policy	Not Applicable	Not Applicable	03/xx/2023	xx	Not Applicable	3.375%	$1,042.50	04/xx/2023	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
The chain of assignments is incomplete. Currently, assignment is with the original lender, "xx. It should be “xx”. No active judgments or liens were found.
The county taxes for 2023 (1St installment) have been paid off in the amount of xx
The county taxes for 2023 (2nd installment) have been due in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan, and the last payment was received on xx which was applied for 9/xx/2023, and the next due date for the payment is 10/xx/2023. The P&I is $1,439.81, the interest rate is 3.375%, and the PITI is $1,042.50. The UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan, and the last payment was received on xx which was applied for xx and the next due date for the payment is xx The UPB is xx As per final 1003, the borrower has been working at ‘xx
CCs do not show damage. No details have been found regarding bankruptcy and foreclosure. The comment dated xx shows that the subject property is occupied by the owner. The review of the collection comment states that the borrower's income has been impacted by Covid-19. The comment dated 11/xx/2022 shows that a Covid-19 deferral plan was offered to the borrower. The forbearance plan was started from xx to xx Further details not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
The loan modification agreement was made on xx with a new modified UPB amount of xx The borrower promises to make a monthly payment of xx with a rate of interest of 3.375%, beginning from xx until the maturity date of xx
Field: Age of Loan Loan Value: 36 Tape Value: 38 |---| -2 |----| -5.26315% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to renovation obligations that were triggered due to BWR being 120+ days prior to the completion of the renovation. As per 1004D, the property renovation was completed on 5/xx/2021."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51910661	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$21,242.75	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	30.355%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx with the lender Family xx
The chain of assignment has been completed. The latest assignment is with Familyxx

1st , 2nd,  and 4th  combined taxes for 2024 have been due in the amount of $ xx

1st , 2nd , and 3rd combined  taxes for 2023 have been paid in the amount of $ xx

There are five state tax liens against the name of borrower in favor of xxwhich were recorded on different dates in the total amount of $ xx and are recorded prior to the subject mortgage.

No prior year’s delinquent taxes have been found.	As per a review of the latest payment history, as of xx the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of xx with interest rate of 2.875% and P&I $3,936.37 for the due date of 8/xx/2023. The next due date is 9/xx/2023. The current UPB reflected is in the amount of $xx.	Collections Comments:The loan is performing

As per a review of the latest payment history, as of xx the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of $5,742.70 with interest rate of 2.875% and P&I $3,936.37 for the due date of 8/xx/2023. The next due date is 9/xx/2023. The current UPB reflected is in the amount of $xxx

The comment dated 09/xx/2023 shows that the subject property is owner occupied.

As per the final 1003, the borrower has been the owner ofxx

The loan was originated on xx Covid-19 attestation is located atxx

No damages have been found.

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 25 Tape Value: 27 |---| -2 |----| -7.40740% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -7.51173%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 58.376%   Tape Value: 53.991%   Variance: 4.385%   Variance %: 4.38500%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: 10 xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan does not meet the 4-year seasoning period requirement of foreclosure prior to closing."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32816485	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	Maine	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,642.10	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.259%	First	Final policy	Not Applicable	Not Applicable	10/xx/2021	xx	Not Applicable	3.990%	$710.33	11/xx/2021	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx
The chain of assignments is incomplete; the current assignee is xx
There is credit card judgment found against the subject borrower in favor of “xx” in the amount of xx which was recorded on xx prior to the subject mortgage.
The 1st and 2nd installments of county taxes for 2023 was paid in the total amount of xx on xx and 05/xx/2023.
The 1st and 2nd installments of county taxes for 2024 is due in the total amount of xx on xx and 05/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 08/xx/2014. The monthly P&I is in the amount of $710.33 with an interest rate of 3.99%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan and the next due date is 09/xx/2023. The last payment was received on xx in the amount of $1,217.04 (PITI) and was applied to the due date of 08/xx/2014. The monthly P&I is in the amount of $710.33 with an interest rate of 3.99%. The current UPB is reflected in tape for the amount of $xxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx the reason for default is curtailment of income.
No information has been found regarding the forbearance plan.
This modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.99% starting on xx and continuing until the new maturity date of xx There are no deferred balance and principal forgiven amount.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated 12/xx/2021, the subject property is owner occupied.
As per servicing comment dated 11/xx/2021, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.
As per final application, the borrower xx has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender Xxwith an effective date of xx shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 3.99% starting on xx and continuing until the new maturity date of xx There are no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 47 Tape Value: 49 |---| -2 |----| -4.08163% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -56.91609%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 38.776% Variance: 56.224% Variance %: 56.22400% Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement was missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38%. Tape shows income and rental miscalculation as documentation supporting BWR's prior year low earnings is missing and the lender failed to include REO properties PITI in debt, which may push the DTI higher and invalidate the AUS. Lender defect. The subject loan originated on xx and the 3-year SOL expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2101	Not Applicable
46870268	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,000.76	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.255%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lenderxx
The chain of assignments has not been completed. Currently, the assignment is with lender xx. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 are due on xx in the amount of xx
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,713.07 and the interest rate is 3.125%.

Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The last payment was received on xx in the amount of xx which was applied to the due date of 9/xx/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx
The Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 21 Tape Value: 23 |---| -2 |----| -8.69565% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 24.63768%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 115.913% Variance: -22.913% Variance %: -22.91300% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.20%. The tape shows an income miscalculation by the lender, and the recalculated income may push DTI to 54%. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the borrower has used another social security number in the past that does not belong to the borrower. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.198% as the borrower’s income is $4,559.77 and total expenses are in the amount of $2,197.73. The loan was underwritten by DU xx), and its recommendation is "Approve/Eligible" with a DTI of 48.20%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91853199	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,486.89	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	43.768%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is no chain of assignments. Currently, the loan is with the original lender, xx
No active judgments or liens have been found.
All prior years’ taxes have been paid.

As per the review of payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on xx in the amount of $2048.43 which was applied for the due date of 09/xx/2023. The current P&I is $1460.97 and PITI is $2048.43. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The UPB is $xxx
As per final application, the borrower has been working atxx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the comment dated 11/xx/2021, the payment was received in the amount of $xx for the loss from farmers. The type of damage and the date of loss are unable to be determined. The details regarding the completion of repairs have not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 24 Tape Value: 25 |---| -1 |----| -4.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -8.86075%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 8.658% Variance %: 8.65800% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the LPA submission was incomplete because once the corrected credit documents were updated, the lender was unable to run the AUS because the credit documents expired on the closing date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.76%, the borrower’s income was $5,416.66 and total expenses are in the amount of $2,370.79 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 43.76%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92730017	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,903.36	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.628%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
The chain of assignments has not been provided. However, the mortgage is with the original lender “MERS as nominee for xx. However, it should be with xx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of $3,034.05 (PITI) which includes a P&I of $2,372.97, which was applied to the due date of 9/xx/2023. The current rate of interest is 4.750% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower had worked xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 16 Tape Value: 18 |---| -2 |----| -11.11111% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.14168%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -0.962% Variance %: -0.96200% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.62%. The tape shows the BWR income of xx does not support the revised total debts of $4576 and pushes the DTI to 65%. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $5,695.35.
Loan estimate dated xx reflect Processing Fee at $485.00. However, CD dated xx reflects Processing Fee at $635.00.
This is a cumulative increase in fee of $5,845.35 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 3/xx/2022 and the 1 year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.62% as the borrower’s income is $7,000 and total expenses are in the amount of $3,123.94 and the loan was underwritten by LP (xx) and its recommendation is Approve/Eligible with a DTI of 44.62%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29855362	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,125.88	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,816.67	xx	8.500%	480	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.390%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor ofxx The chain of assignments is incomplete; the current assignee is “xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for the year 2022 have been paid in the total amount of xx on xx and 04/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is 08/xx/2023. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 07/xx/2023. The monthly P&I is in the amount of $4,816.67 with an interest rate of 8.500%. The current UPB is reflected on tape for the amount of $xx.	Collections Comments:The current status of the loan is in current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 07/xx/2023. The monthly P&I is in the amount of $4,816.67 with an interest rate of 8.500%. The current UPB is reflected on tape for the amount of xx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings
As per the servicing comment dated 1/xx/2023, the reason for default is borrower had fraud in her bank.
No information has been found regarding the forbearance plan.
Appraisal report dated xx is “Subject to” completion. Updated 1004D is missing from the loan document. Appraisal notes Subject to the following repairs or alternations on the basis of a hypothetical condition that the repairs or alteration on the basis of a hypothetical condition that the repairs or alterations have been completed. Appraisal reconciliation box shows the installation of sink on upstairs bathroom.
As per servicing comment dated xx the property occupancy stated as owner occupied.
As per final 1003, the borrower has been the owner of 'xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures	Field: Age of Loan Loan Value: 12 Tape Value: 15 |---| -3 |----| -20.00000% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 13.33333%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 90.667%   Variance: -xx   Variance %: -10.66700%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx  Tape Valuexx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 3652 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 468 Tape Value: 348 Variance: 120 Variance %: 34.48275% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.26% as the borrower’s income is $21,980.30 and total expenses are in the amount of $9,729.45 and the loan was manual underwriting with a DTI of 44.26%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject closed on xx Appraisal dated xx is completed as "subject to repairs" for the installation of sink on upstairs bathroom. 1004D dated xx reflects sink was installed in upstairs bathroom. UPB $680K. Zillow estimate xx
* Compliance Testing (Lvl 3)     "Loan failed qualified mortgage safe harbor threshold test due to (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.835% exceeds APR threshold of 6.810% over by +2.025%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $1,337,876.88. Calculated finance charge is $1,803,943.18 for an under disclosed amount of -$466,066.30.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance case, originated on xx and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $412.00. However, CD dated xx reflects the sum of Section C and Recording fee at $510.70. This is a cumulative increase of $84.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged $22,485.00 exceeds fees threshold of $19,690.80 over by +$2,794.20.
The below fees were included in the test:
Administration Fee paid by Borrower: $395.00,
Points - Loan Discount Fee paid by Borrower: $20,400.00,
Processing Fee paid by Borrower: $695.00,
Underwriting Fee paid by Borrower: $995.00.

This loan failed the qualified mortgage interest only test due to,
A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal.
This loan is an interest only loan or a graduated payment mortgage.

This loan failed the qualified mortgage loan term test due to,
A qualified mortgage is a covered transaction for which the loan term does not exceed 30 years.
This loan has a loan term of 480 months which exceeds the 360-month loan term limit for qualified mortgages."
* Higher Price Mortgage Loan (Lvl 3)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.835% exceeds APR threshold of 6.810% over by +2.025%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement Services Provider List is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2117	Not Applicable
150913	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,382.20	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	48.302%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor ofxx
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx
No active judgments or liens were found.
The 1st installment of combined taxes for 2023 is paid in the total amount of xx on 08/xx/2023.
The 1st installment of combined taxes for 2023 is due in the total amount of xx on 08/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 09/xx/2023. The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of 08/xx/2023. The monthly P&I is in the amount of $2,242.16 with an interest rate of 3.000%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx the borrower is performing with the loan and the next due date is 09/xx/2023. The current UPB is reflected in tape for the amount of xx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per 1003, the borrower has been receiving pension/retirement income and social security/disability income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Age of Loan Loan Value: 30 Tape Value: 33 |---| -3 |----| -9.09090% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 38.82352%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 125.133% Variance: -34.995% Variance %: -34.99500% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that Fannie Mae denied the appraisal. The review of the appraisal report shows that the subject is in a rural area, and Comps are 19.50 miles away from the subject. The comps used are superior in terms of lot size, design, room count, GLA, basement and finished rooms below grade, other amenities, and property upgrades. Comp #3, with a sales price of $xx, is closest to the subject property, valued at $xx. A Zillow search shows the estimated value at $xx. Current UPB is $xx. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the late fees test due to
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The maximum alloxxle late fees are 5% of the unpaid amount of the installment, not to exceed $30. However, if the Date
Creditor Received Application Date is before June 12, 2015, then the maximum alloxxle late fees are 5% of the unpaid amount of the installment, not to exceed $15."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.302% as the borrower’s income is $5,903.08 and total expenses are in the amount of $2,851.33and the loan was underwritten by DU xx) and its recommendation is “Approve/Eligible” with a DTI of 48.30%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61025286	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,420.18	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.110%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx the subject mortgage was originated on xx in the amount of $ xx in the favor of xxwhich was recorded on xx under xxThe chain of assignment is not found. No active judgments or liens against the borrower or subject property. The county taxes of 2022 have been paid in the total amount of $ xx on xx and 05/xx/2023.

According to the payment history as of xx the borrower is performing with the loan and the next due date is xx The last payment was received on xx in the amount of $$2,113.45 which was applied for due date of 9/xx/2023. The current P&I is $1,567.27 and current PITI is $2,113.45 with an interest rate of 3.625%.The current UPB reflected as per the payment history is $xx.
Collections Comments:According to the payment history as of 9/xx/2023, the borrower is performing with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied for due date of xx The current P&I is $1,567.27 and current PITI is $2,113.45 with an interest rate of 3.625%.The current UPB reflected as per the payment history is $xxx
The loan is in Performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the final 1003, the borrower has been working at  xx
As per Pacer, the borrower has not been filed Bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 20 Tape Value: 22 |---| -2 |----| -9.09090% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower First Name is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower Last Name xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage Type is FHA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: -11.02756%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 86.130% Variance: 12.059% Variance %: 12.05900% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 30.11%. The tape shows BWR has unpaid federal debt reported on xx. The xx database would need to be cleared in order to proceed, and including the federal debt in total debts may push the DTI higher. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Loan does not conform to program guidelines (Lvl 3) "Tape showing Borrower has unpaid federal debt reported on CAIVRS. Not paid off and unable to provide payment plan is current"
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan test (12 CFR § 1026.35(a) (1)) due to APR calculated 4.661% exceeds APR threshold of 4.600% over By +0.061%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98663206	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	No	First	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	37.63306xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx ”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender xx  However, it should be with “xx”.
No active judgments or liens found.
Tax status to follow
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $2,423.09 (PITI) and was applied to the due date of 09/xx/2023. The monthly P & I is in the amount of $1,037.74 with an interest rate of 3.130xx. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $2,423.09 (PITI) and was applied to the due date of 09/xx/2023. The monthly P & I is in the amount of $1,037.74 with an interest rate of 3.130xx. The current UPB is reflected in tape for the amount of $xxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Age of Loan Loan Value: xx Tape Value: xx |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment: As per documents borrower#2 first name xx   Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment: As per documents borrower #2 middle name is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: Not applicable Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "As per the seller defect and review of the loan file, the appraisal has multiple issues. The subject is in a rural area, and the appraiser used only three comparables in the appraisal report. The comparable number 1 is 12.6 miles away from the subject. The site size of the subject is 13,280 sf; however, comp#1 (1.50 ac), comp#2 (5.24 ac), and comp#3 (3.02 ac) are superior to the subject. The age of the subject in appraisal is 110, and comp#1 (42), comp#2 (16), and comp#3 (21). A Zillow search shows that the subject is listed for sale at xx. The current UPB is $227,062."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test finance charge disclosed on Final CD as $144,197.63. Calculated finance charge is $145,819.33 for an under disclosed amount of -$1,621.70. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on xx and the SOL is 1 year"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31614401	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.5xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	26.99493xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender “xx .” which was recorded on xx
The chain of assignments has not been completed as the subject mortgage is with the original lender, Homestead Funding Corp. However, the last assignee should be “xx”.
No active judgments or liens have been found.
The property tax status is not available in the report.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,620.42 (PITI) and was applied to the due date ofxx. The monthly P&I is $933.65, and the interest rate is 3.5xx. The current UPB is $xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower was previously working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Notice of Servicing Transfer	Field: Age of Loan Loan Value: xx Tape Value: 27 |---| -1 |----| -xx Comment: Age of loan xx in audit xx Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance xx:    Comment: Current value xx  NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx    Variance: $xx   Variance xx: -xx    Comment: Original appraised value xx  as per document xx    Tape Source: Initial   Tape Type:
Field: Original Standard xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per appraisal report pg#95 shows There were some loose patio stone at the time of inspection, but considered cosmetic and included in the overall condition rating."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows issue - Repurchase from Wells 1/27. Large deposit issue. Further details not provided."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer is missing from the loan document. However available xx	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated xx reflect credit report fee $67.00. However, CD dated xx reflects credit report fee at $105.00. This is an increase in fee of $38.00. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18423802	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	50.00442xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx in favor of “xx ” which was recorded on xx
The chain of assignments has not been provided. The mortgage is currently with the original lender “xx.”. However, the last assignments should be with “xx”.
No active judgments or liens have been found.
Tax status is to follow.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date isxx. The last payment was received on 8/xx/2023 in the amount of $1,354.77 with an interest rate of 4.875xx which was applied for the due date ofxx. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,354.77 with an interest rate of 4.875xx which was applied for the due date of 9/xx/2023. The current UPB is $xxx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 16 Tape Value: xx |---| -1 |----| -5.88235xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "xx	* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.004xx, the borrower’s income was $9,268.00 andxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23988992	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$1,444.81	$5,085.49	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.25xx	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.19373xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx.” instead of “xx”
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of xx
The 2023 combined annual taxes have been delinquent in the amount of xx	According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,657.29 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $1,123.73 with an interest rate of 5.250xx. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is reflected in tape for the amount of $xxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000xx Comment: Age of loan 16 in audit 14 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance xx:    Comment: Current value $xxxNA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance xx:    Comment: Mortgage type conventional As per document FHA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx   Tape Value: xx    Variance: $xx   Variance xx: xx    Comment: Original appraised value $xxxas per appraisal xx    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 65.858xx Tape Value: xx Variance: -xx Variance xx: -xx Comment: Original Standard LTV xx in audit xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject is FHA cash out refinance, and the loan does not satisfy the 12-month seasoning of ownership requirement. As per the appraisal, the property was purchased by the borrower on 4/xx/2022, for $309K."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.619xx the Borrowers xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21890656	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	No	First	$0.00	$7,354.87	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	46.70981xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx .
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx ”
No active judgments or liens were found.
The 1st & 2nd installments of combined taxes for 2024 are due in the amount ofxx
The 4th installment of combined taxes for 2023 is due in the amount oxx
The 1st, 2nd & 3rd installments of combined taxes for 2023 were paid in the amount of xx .
The 3rd installment of utilities taxes for 2023 was paid in the amount ofxx
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 09/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,971.54 (PITI) which was applied for the due date of 08/xx/2023. The monthly P&I is in the amount of $1,018.59 with an interest rate of 3.375 xx. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 09/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,971.54 (PITI) which was applied for the due date of 08/xx/2023. The monthly P&I is in the amount of $1,018.59 with an interest rate of 3.375 xx. The current UPB is reflected on tape in the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the seller tape data as of 08/xx/2023, shows comment borrower had left his job before closing. No more details have been found.
As per final application, the borrower was previously working axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 24 Tape Value: 26 |---| -2 |----| -7.69230xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx   Variance:  xx    Variance xx: -xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Value: xx    Variance: xx    Variance xx: xx    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Variance:    Variance xx:    Comment: Property street name is xx'   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: Winslow Tape Value: xx Variance: Variance xx: Comment: Property city is 'xx'. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.71xx. Tape shows the BWR left the job before closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "xx
The below fees were included in the test:
Real Estate Commission paid by borrower: $375.00
Sewer paid by borrower: $69.13
Title-CPL Fee paid by borrower: $75.00
Title-NOS paid by borrower: $40.0"
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.71,xx as the borrowers' income is $3,916.80 and total expenses are in the amount of $1,829.53 and the loan was underwritten by (xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4595833	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.75xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	31.28551xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx the subject mortgage was originated on xx in the amount of $ xx in the favor of xx . The chain of assignment is not found. No active judgments or liens against the borrower or subject property.
No prior year delinquent taxes have been found.
As per review of latest payment history as of 9/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received onxx in the amount of $1,073.77 with interest rate of 5.75000xx and P&I $1,073.77 for the due date ofxx. The next due date isxx. The current UPB reflected is in the amount of $xx.	Collections Comments:As per review of latest payment history as of 9/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on 9/xx/2023 in the amount of $1,073.77 with interest rate of 5.75000xx and P&I $1,073.77 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xxx
The loan is in Performing. No modification and forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per Pacer, the borrower has not been filed Bankruptcy.
As per the final 1003, the borrower has been working at  xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx    Variance: $-10000.00   Variance xx: -xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 76.667xx Variance: 3.333xx Variance xx: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $6,753.00 Exceeds Fees threshold of $5,257.65 Over by +$1,495.35.
The below fees were included in the test:
Commitment Fee paid by Borrower:  $995.00
Points - Loan Discount Fee paid by Borrower: $5,163.00
Processing Fee paid by Borrower: $595.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on 07/xx/2022 and the loan closed on xx. No lock extension found."
* Property Marketability Issues (Lvl 3) "Per the insurance policy provided, co-op roofs are insured at the actual cash value instead of the replacement cost value. We would need the mast policy to reflect the replacement cost value for the roof instead of the actual cash value. Trulia search shows an estimated value at $226K. Current UPB $181K."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1 year SOL has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $211,135.92. Calculated finance charge is $211,305.81 for an under disclosed amount of -$169.89.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a purchase, originated on xx and the 1 year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0xx tolerance test.
																																																																																								Loan estimate dated 04/xx/2022 does not reflect points - loan discount fee. However, CD dated xx reflects Points - Loan Discount fee at $5,163.00. This is an increase in fee of $5,163.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan file. The subject loan is a purchase, originated on xx and the 1 year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3864242	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Yes	Second	$0.00	$4,216.60	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.99xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	28.37599xx	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	xx	Not Applicable	2.875xx	$658.55	03/xx/2022	Financial Hardship	As per the updated title report dated xx the subject mortgage in the amount of xx which was recorded on xx and originated on xx is on second lien position. According to updated title report there are no delinquent taxes and there is DOJ lien against the borrower xx in the amount of xx in favor of xx which was recorded on xx Chain of assignment is also complete.	As per the payment history as of date 9/xx/2023, the borrower has been delinquent for one month, and the last payment was received on 7/xx/2023 for the due date of 7/xx/2023 in the amount of $1,200.65. According to payment history, the next due date is 8/xx/2023 and the borrower’s current P&I is in the amount of $658.55. The principal balance reflecting in the payment history is in the amount of xx.	Collections Comments:As per the payment history as of date 9/xx/2023, the borrower has been delinquent for one month, and the last payment was received on 7/xx/2023 for the due date of 7/xx/2023 in the amount of $1,200.65. According to payment history, the next due date is 8/xx/2023. Comment dated 10/xx/xx shows that borrower's income was impacted by the COVID and forbearance plan was active, further details were not provided. According to the comment history there are no property damages and comment dated 6/xx/2022 shows that subject property is owner occupied.
No comments have been found related to foreclosure and bankruptcy.
As per the final application borrower is currently workingxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified betweenxxAs per this modification agreement the new principal balance is xx and borrower promised to pay principal and interest in the amount of $658.55 with rate of 2.875xx. According to this agreement new maturity date will be 2/xx/2062.	Field: Age of Loan Loan Value: 42 Tape Value: 44 |---| -2 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx  Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx    Variance: -xx    Variance xx: -xx    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance xx: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and was approved at 28.376xx. The tape shows the xx DTI is 28.37. Further details were not provided. BWR defect. The subject loan was originated on xx and the 3-year ATR SOL is expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67892693	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,508.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	47.18973xx	First	Short Form Policy	Not Applicable	xx	xx	xx	Not Applicable	4.63xx	$2,190.95	03/xx/2023	Financial Hardship	The review of the updated title report dated xx reflects that the subject mortgage originated on xx The chain of the assignment has been completed. The latest assignment is with xx . Annual county taxes for 2022 have been paid in the amount of xx Annual county taxes for 2023 have been due in the amount of xx No active liens or judgments have been found against the borrower or the property. No prior year’s delinquent taxes have been found.
As per review of the latest payment history as of 9/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on 9/xx/2023 in the amount of $3,050.56 with an interest rate of 4.630xx and P&I of $2,190.95 for the due date ofxx. The next due date isxx. The current UPB reflected is in the amount of $xx.	Collections Comments:The loan is in collection. As per review of the latest payment history as of 9/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on 9/xx/2023 in the amount of $3,050.56 with an interest rate of 4.630xx and P&I of $2,190.95 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xxx As per the final 1003, the borrower has been xx	The loan modification agreement was made on xx with a new modified UPB amount of $xx. The borrower promises to make a monthly payment of $2,190.95 with a rate of interest of 4.630xx, beginning from 3/xx/2023 until the maturity date of xx	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: 49 |---| -3 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx    Variance: xx    Variance xx: xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance xx: -xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower's credit score dropped to 618, and the borrower filed a Chapter 11 in March 2020. Borrower is delinquent per the original terms; however, Freddie Mac approved a modification with new payments starting 3/xx/2022. The borrower's next payment is due on 7/xx/2022."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47.19xx. Tape shows repurchase loans due to the missing HELOC in UW. The DTI is 61xx. Lender defect. The subject loan was originated on 8/xx/2019, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Initial loan estimate is dated 6/xx/2019 and electronically signed on 6/xx/2019 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of Initial LE. Subject loan is refinance case, originated on 8/xx/2019, and the 3-year SOL is expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA foreclosure rescission finance charge disclosed on final CD as $378,413.06. Calculated finance charge is $378,463.06 for an under disclosed amount of $50.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the 3-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0xx tolerance test and charges that in total cannot increase more than 10xx tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 6/xx/2019 delivered on 6/xx/2019 which is more than 3 business days from initial application date 6/xx/2019. Subject loan is refinance case, originated on 8/xx/2019, and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.190xx as the borrower’s income is $11,138.10 and total expenses are in the amount of $5,256.04 and the loan was underwritten by DU (xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80540778	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	44.07396xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx, shows that the subject mortgage was originatedxx The chain of assignments has not been completed. The current mortgage is with “xx”.However, it should be with “xx”. No active liens and judgments have been found against the borrower and subject property. The taxes are to follow.	According to the payment history as of 08/xx/2023, the last payment received date is not available. The payment history is available till july 2023. However, as per the tape the borrower is current with the loan and the next due date is 09/xx/2023. The UPB reflected in the payment history is $xx however tape shows the UPB in amount of $xx.	Collections Comments:According to the payment history as of 07/xx/2023, the last payment received date is not available. The payment history is available till july 2023. However, as per the tape the borrower is current with the loan and the next due date is 09/xx/2023.
The UPB reflected in the payment history is $xxxhowever tape shows the UPB in amount of $xxx
The borrower has not filed bankruptcy since loan origination. No details regarding occupancy were found as collection comments are missing.
No evidence has been found regarding foreclosure proceedings.

As per final application, the borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -xx Comment: 5 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx    Variance: xx    Variance xx: xx    Comment: xx    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Value: xx    Variance: -xx    Variance xx: -xx    Comment: xx    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance xx: Comment: Detached Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape and file show the loan was closed with an inaccurate appraised value of xx at xx LTV. However, the appraisal report dated 1/xx/2023 reflects the appraised value as xx As a result, the LTV/CLTV increases from xx to xxhas non-occupying co-borrower."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2205	2199
30244404	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	No	First	$0.00	$2,478.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	41.78605xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx .
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx ”.
No active judgments or liens found.
The 2022 combined annual taxes were paid in the amount of xx  on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, Tape data shows that loan is current and next due date is 10/xx/2023. The last payment was unable to be determined. As per tape the monthly P & I is in the amount of $1,675.00 with an interest rate of 5.630xx. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final 1003, the borrower was previously working atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx    Variance: $-xx    Variance xx: -xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance xx: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per the tape data, the borrower had a prior foreclosure that was documented, but UW missed the date of the title transfer. The loan is now past 7 years since foreclosure, but we have been unable to re-qualify for a refinance. UT and CCs did not show anything regarding this foreclosure. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70336873	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,630.18	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.5xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	50.04871xx	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	xx	Not Applicable	2.875xx	$625.48	03/xx/2022	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx ” The chain of assignments is incomplete; the current assignee is xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for xx was paid in the total amount of xx on xx & xx The 1st installment of county taxes for 2022 was paid in the total amount of xx on xx xx 2nd half has overpayment of xx that was refunded. xx 2nd half is not yet billed. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1,112.43 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $625.48 with an interest rate of 2.875xx. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The current UPB is reflected in PH in the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower, xx
As per the servicing comment dated 10/xx/xx, the reason for default is curtailment of income.
As per the comment dated 10/xx/xx, the borrower is on a forbearance plan.
As per the servicing comment dated 10/xx/xx, the subject property is owner-occupied.
As per the servicing comment dated 10/xx/xx, the borrower has been impacted by Covid-19. Borrower was on a forbearance plan that ran and was extended several times, most recently from 10/xx/xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xxshows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $625.48 with a modified interest rate of 2.875xx starting on 03/xx/2022 and continuing until the new maturity date of xx There are no deferred balance and principal forgiven amount.	Field: Age of Loan Loan Value: 63 Tape Value: 65 |---| -2 |----| -xx Comment: Age of loan is 63. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance xx:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx    Variance xx: -xx   Comment: Original appraisal value as xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance xx: xx Comment: Original standard LTV as xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan has been modified for xx terms with xx Radian PMI is still active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50xx. The tape shows income miscalculation, and recalculated income pushes DTI to 51xx. Further details were not provided. Lender defect. The subject loan was originated on 4/xx/2018, and the 3-year SOL is expired." * Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.049xx as the borrower’s income is $3,151.21 and total expenses are in the amount of $1,577.14 and the loan was underwritten by LPxx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2243	Not Applicable
72678776	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	11.40749xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx
The chain of the assignments has not been provided, and the current assignee is “xx .
No active judgments or liens were found.
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $4,451.35 (PITI) and was applied to the due date of 08/xx/2023. The monthly P&I is in the amount of $2,950.48 with an interest rate of 3.000xx. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $4,451.35 (PITI) and was applied to the due date of 08/xx/2023. The monthly P&I is in the amount of $2,950.48 with an interest rate of 3.000xx. The current UPB is reflected in tape for the amount of $xxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is second home.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, txx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: xx Tape Value: 19 |---| -2 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx   Variance: xx   Variance xx: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance xx: -xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject is secondary purchase transaction. Tape shows the first-time homebuyer's issue. Further details not found."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated 11/xx/xx reflects Points - Loan Discount Fee at $3,960.00. However, CD dated 02/xx/2022 reflects Points - Loan Discount Fee at $5,630.93. This is an increase in fee of +$1,670.93 for charges that cannot increase. Subject loan is a purchase, originated on 2/xx/2022 and the SOL is 1 year."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21400243	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,025.27	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.75xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	50.0377xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
The chain of assignments has not been provided. However, the mortgage is with the original lender xx
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $843.63 (PITI) which includes a P&I of $479.33, which was applied to the due date ofxx. The current rate of interest is 3.750xx and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application,xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original Stated P&I Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Note document reflects P&I as xx Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance xx: Comment: The PH string is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 50xx. The tape shows housing expenses of five undisclosed additional REO's of BWR, pushing the DTI to 65xx. Borrower defect. The subject loan originated on 4/xx/xx, and the 3-year SOL is active."
* Qualified Mortgage DTI exceeds 43xx (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.038xx, the borrower’s income is $3,739.34, and total expenses are in the amount of $1,871.08. The loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of 50xx. Subject loan originated on 04/xx/xx and 3 year ATR SOL is active."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case that originated on 4/xx/xx, and the 1-year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0xx tolerance test. The loan estimate dated 3/xx/xx reflects an appraisal fee at $500.00. However, the final CD dated 4/xx/xx reflects an appraisal fee at $650.00. This is an increase in the fee of $150.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Txx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69629242	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.25xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	49.28346xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with MERS as xx The chain of assignments has been completed. The loan is currently assigned with MERS as nominee forxx . No active judgments or liens have been found. Tax to follow. As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date of payment isxx. The last payment was received on 8/xx/2023 in the amount of $1,438.67, which applied for 8/xx/2023. The current P&I is $1,044.50 with an interest rate of 3.250xx. The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date of payment is 9/xx/2023. The UPB as of the date mentioned in the updated payment history is $xxx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been xx.
As per review of latest servicing comment the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is a NOO and was approved at 49.28xx. Tape shows an income miscalculation as the lender used only a 1-year tax return instead of the required 2-year tax return and resulting DTI is 120xx. Further details not provided. Lender defect. The subject loan originated on 10/xx/xx, and the 3-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2224	Not Applicable
22839898	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,267.18	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.5xx	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	51.99505xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx which recorded on xx with instrument# xx in the amount of xx in favor of MERS as nominee forxx
The chain of assignments has not been provided. However, the current assignment is with “xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2023 is paid in the amount of xx  on xx
The second installment of county taxes for 2022 is due in the total amount of xx  on 10/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 8/xx/2023, the loan is performing. The last payment was received in the amount of $2,200.32 onxx which was applied for the due datexx. The next due date isxx. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 3.500xx.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 8/xx/2023, the loan is performing. The last payment was received in the amount of $2,200.32 on 9/xx/2023. The next due date is 10/xx/2023. Current UPB as of date reflected in the provided payment history is xxx.
No information has been found regarding the forbearance plan, as complete comments are missing.
No information has been found related to damage as complete comments are missing.
As per the seller's tape data, the subject property is owner-occupied.
xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $xx   Tape Value: $0.04   Variance: xx   Variance xx: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxTape Value:xx Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is a refinance case, originated on xx and the 3-xx SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject is a VA cash-out refinance loan. Tape shows the loan did not meet GNMA seasoning requirements. Further details not provided."	* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.995xx as the borrower’s income is $7,669.21 and total expenses are in the amount of $3,987.61 and the loan was underwritten xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61096847	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	46.88288xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx which recorded on xx with instrument xx
The chain of assignments has not been provided. However, the current assignment is with “xx ”.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
No prior taxes have been found in the updated title report.	As per the review of the updated payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date of payment isxx. The last payment was received on 8/xx/2023 in the amount of $2218.99, which applied for 8/xx/2023. The current P&I is $1742.23 with an interest rate of 3.875xx. The UPB as of the date mentioned in the updated payment history is $xx	Collections Comments:Currently, the loan is performing.
As per the review of the updated payment history as of xx the borrower is current with the loan, and the next due date of payment is 9/xx/2023. The UPB as of the date mentioned in the updated payment history is xx
No information has been found regarding the forbearance plan, as complete comments are missing.
No information has been found related to damage as complete comments are missing.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003,xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.883xx. The tape shows that the lender failed to include housing expenses from departing REO property in total debts. The resulting DTI is 58xx. Lender defect. The subject loan originated on 3/xx/2022, and the 3-year SOL is active."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure is not signed by the borrower."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit in final closing disclosure dated 3/xx/2022. Initial LE dated 2/xx/2022 reflects lender credit at $8,170.00. However, final CD dated 3/xx/2022 reflects lender credit at $2,022.93. This is a decrease of $6,084.07 for the fee, which has a 0xx tolerance test. A valid COC for the decrease in NSLC is missing. The subject loan is a purchase case that originated on 3/xx/2022, and the 1-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Subject approved at 46.883xx. The tape shows that the housing expenses from departing residences were not properly included. The DTI is 58xx. Lender defect. The subject loan was originated on 3/xx/2022, and the 3-year SOL is active."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22655425	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,389.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.99xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	27.62821xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx
The chain of assignments has been completed. The loan is currently assigned with MERS as nominee for xx.
There is one judgment open against the borrower in the amount of xx  with xx
There is one judgment open against the borrower in the amount of xx  with xx .
Annual county taxes for 2022 have been paid off in the amount of xx  on 12/xx/2022.
Annual city taxes for 2022 have been paid off in the amount of xx  on 12/xx/2022.
As per updated title report, no prior year taxes are delinquent.
According to the review of updated payment history as ofxx, the borrower is current with the loan and the next due date of payment isxx. The last payment was received onxx in the amount of $3,270.38 which applied forxx. The current P&I is $2,648.89 with an interest rate of 4.990xx The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date of payment is 9/xx/2023. The UPB as of the date mentioned in the updated payment history is $xxx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx
As per review of the latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails brokerage/finder fee test due to fees charged xx exceeds fees threshold of xx over by xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00"
* Property Marketability Issues (Lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not from the immediate subject neighborhood. Also, date sale/time, room count, and GLA adjustment of the comparables are not supported. Comp #3, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of $520K. Current UPB $486K."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit in final closing disclosure dated 06/xx/2022. Initial CD dated 06/xx/2022 reflects lender credit at $17.90, however final CD dated 06/xx/2022 reflects lender credit at $0.00. This is decrease of $17.90 for fee which has 0xx tolerance test. Valid COC for the decrease in NSLC is missing.
																																																																																								Subject loan is purchase case, originated on 06/xx/2022 and the SOL of 1 year has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97305399	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,287.18	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.99xx	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	52.45567xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx ”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx There is UCC lien found against the subject property in favor of “xx ” which was recorded on xx and lien amount was not provided. The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of xx on xx and xx No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $5,833.26 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $4,347.25 with an interest rate of 3.99xx. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $5,833.26 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $4,347.25 with an interest rate of 3.99xx. The current UPB is reflected in tape for the amount of $xxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per sellers tape data, the subject property is owner occupied.
As per final application, the borrower “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx: -xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx: -xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx    Variance: xx    Variance xx: xx    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0xx tolerance test. Revised loan estimate dated 04/xx/2022 reflects point-loan discount fee at $23,978.00. However, final CD dated 05/xx/2022 reflects point-loan discount fee at $24,970.92. This is an increase in fee of $992.92 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is refinance case, originated on 05/xx/2022 and the SOL is 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject is a VA cash-out refinance loan. Tape shows the loan did not meet GNMA seasoning requirements. Further details not provided."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2059	2042
68672864	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Other	$0.00	$5,915.50	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.14386xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx ”.
No active liens and judgments have been found.
There are two prior mortgages against the subject property. The first prior mortgage is in favor of xx amount of xx  which was recorded on xx  and the second prior mortgage is in favor of xx  which was recorded on xx  However, the amount of the second prior mortgage is not available in the mortgage document.
No prior year’s delinquent taxes have been found.
According to the payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $5,071.49 (PITI) which includes a P&I of $3,523.92, which was applied to the due date ofxx. The current rate of interest is 5.125xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Original CLTV Ratio Percent is xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx: -xx   Comment: Original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: The Original Stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xxx Tape Value: xx Variance: Variance xx: Comment: Payment History String is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as OO. The tape shows occupancy misrepresentation, and the property is being used as an investment property. Further details not provided. A Zillow search shows the property is listed for sale with an estimated value of $xx. Current UPB $xx. Elevated for client review."
* Property Marketability Issues (Lvl 4) "Zillow shows subject listed for sale at $xx. Current UPB $xx. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case, and the final CD reflects that the borrower received cash to IAO $7,500.00."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase, originated on 8/xx/2022 and the SOL of 1 year has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $644,696.43. Calculated finance charge is $639,668.80 for an under disclosed amount of -$5,027.63 Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated 7/xx/2022 does not reflect Credit Report Fee. However, CD dated 8/xx/2022 reflects Credit Report Fee at $50.00. This is an increase in fee of $50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase, originated on 8/xx/2022 and the SOL of 1 year has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.144xx as the borrower’s income is $15,283.09 and total expenses are in the amount of $7,357.87 and the loan was underwrittenxx		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4037919	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,752.30	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.75xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.89486xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with the lender MERS as the nominee for xx in the amount of xx which was recorded on xx
The chain of assignments has not been completed. The current assignment is with MERS as the nominee for xx .
No active liens or judgments were found.
The annual combined taxes for 2023 have been due in the amount of xx	As per the payment history as of 8/xx/2023, the borrower is current with the loan. The last payment was received on 8/xx/2023 in the amount of $611.88 for the due date ofxx. The next due date isxx. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 8/xx/2023, the loan is performing. The next due date is 10/xx/2023. The current unpaid principal balance is $xxx
The loan has not been modified.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.
Axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 9 |---| 1 |----| xx Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx: -xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx: -xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the VxxThe following fees were included in the test: MERS Registration Fee paid by Borrower: $25.00 Points - Loan Discount Fee paid by Borrower: $2,883.00 Processing Fee paid by Borrower: $900.00 Settlement or Closing Fee paid by Borrower: $400.00 Tax Certification Fee paid by Borrower: $25.00 Tax Service Fee paid by Borrower: $48.00 Title Courier Fee paid by Borrower: $35.00 Underwriting Fee paid by Borrower: $375.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,158.00 exceeds fees threshold of $3,445.00 over by +$713.00.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,883.00,
Processing Fee paid by Borrower: $900.00,
Underwriting Fee paid by Borrower: $375.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.90xx. The tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on 10/xx/2022, and the 3-year SOL is active."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
793323	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,065.54	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	42.18435xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is no chain of assignments. Currently, the loan is with the original lender, xx
No active judgments or liens have been found.
All prior years’ taxes have been paid.
As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $4417.05 which was applied for the due date of 09/xx/2023. The current P&I is $3334.02 and PITI is $4417.05. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The UPB is $xxx
As per final application, the xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: NA. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.18xx. Tape shows lease debt on departing REO was not included in the DTI calculation, and the resulting DTI is 75xx. Further details not provided. Lender defect. The subject loan originated on 9/xx/2022, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $577,180.70. Calculated finance charge is $577,804.62 for an under disclosed amount of -$623.92.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on 9/xx/2022 and 1-year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase more than 10xx tolerance test. LE dated 08/xx/2022 reflects the Recording fee at $192.00. However, CD dated xx reflects the Recording fee at $217.00. This is an increase of $5.80 for charges that cannot increase more than 10xx test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 9/xx/2022 and 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85982454	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,281.77	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.5xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	48.23664xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is no chain of assignment. Currently, the loan is with the original lender, xx
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx  on xx
No prior year’s delinquent taxes have been found.	According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date isxx. The last payment was received on 8/xx/2023 in the amount of $1,195.61 (PITI) which was applied for the due date of 8/xx/2023. The current P&I is $959.57 with an interest rate of 5.500xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final 1003, the borrower has been working at “xx
As per the comment dated 01/xx/2023, the roof and siding of the subject property need repairs. No comments have been found regarding the DOL, estimated cost to repair the damages, insurance claim, or completion of the repairs.
As per the comment dated 06/xx/2023, the subject property is owner occupied.
As per the comment dated 10/xx/2022, xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original Stated P&I Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per tape data, Stated P&I is 0.06. However Note documents reflects it xx Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.23xx. The tape shows income miscalculation, and the recalculated income pushes the DTI to 62.49xx. Further details not provided. Lender defect. The subject loan originated on 7/xx/2022, and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $6,345.00 Exceeds Fees threshold of $4,849.86 Over by +$1,495.14.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,070.00
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx. Initial LE dated xx reflects Transfer Fee at xx However, Final CD dated xx reflects Transfer Fee at $929.50. This is fee increase of +$65.50 for 0xx tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents. Subject loan is refinance case, originated on 7/xx/2022 the SOL is 3 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,345.00 exceeds fees threshold of $4,849.86 over by +$1,495.14.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $5,070.00
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account signed by the borrower is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exception test failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.23xx, the borrower’s income is $3,022.93 and total expenses are in the amount of $1,458.16 and the loan was underwritten xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58114364	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$992.22	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.5xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.25133xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is no chain of assignments. Currently, the loan is with the original lender, xx
No active judgments or liens have been found.
The second installment of county taxes for 2022/2023 are is due in the amount of xx  on xx
As per the review of payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $884.67 which was applied for the due date of 09/xx/2023. The current P&I is $698.39 and PITI is $884.67. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The UPB is $xxx
As per final 1003, xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 11 Tape Value: 10 |---| 1 |----| xx Comment: As per Tape data, age of loan is 10. However it reflects 11. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: As per tape data, Stated P&I is 0.06. However note documents reflects it xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xxx Tape Value: xx Variance: Variance xx: Comment: Original note reflects, property addtress street is xx Tape Source: Initial Tape Type:	3: Curable	* Cxx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,075.00
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,350.00 exceeds fees threshold of $3,543.83 over by +$806.17.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,075.00
Processing Fee paid by Borrower: $900.00
Underwriting Fee paid by Borrower: $375.00"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.25xx. Tape shows the BWR was not employed prior to closing, and the resulting DTI is incalculable. Further details not provided. BWR defect. The subject loan originated on 9/xx/2022, and the 3-year SOL is active."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75548268	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,253.73	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.22449xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx ”.
There is a junior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 8/xx/2023 in the amount of $1,313.44 (PITI) which includes a P&I of $455.71, which was applied to the due date of 8/xx/2023. The current rate of interest is 6.125xx and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: AN Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx: -xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance xx: Comment: The PH string is xx. Tape Source: Initial Tape Type:	3: Curable	* Missing Required Disclosures (Lvl 3) "Home toolkit is missing from the loan files."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.22xx. Tape shows undisclosed debt opened prior to closing, and the resulting DTI is 60xx. Further details not provided. BWR defect. The subject loan originated on 8/xx/2022, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.224 xx as the borrower’s income is $10,130.16 and total expenses are in the amount of $4,986.52 and the loan was underwritten by xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58981643	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,761.05	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	38.53251xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”
There is UCC Financing Statement (UCC) found against the subject property in the favor of xx
The annual installment of combined taxes for 2022 was paid in the amount of xx on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,835.67 (PITI) which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $1,816.16 with an interest rate of 4.375 xx. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is in performing. According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The current UPB is reflected on tape in the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at xx
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: NA Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: xx    Tape Value: xx   Variance: xx    Variance xx: xx    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing Required State Disclosures (Lvl 3) "Home toolkit is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows property value is unsupported due to bad appraisal practices. The review of the appraisal report shows that the subject is in a suburban area, and Comps #2 and #3 are 3.37 miles away from the subject. The comps selected are dissimilar in terms of room count, GLA, and additional amenitiesxx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0xx tolerance test. Initial loan estimate dated 03/xx/2022 does not reflect Tax Service Fee. However, final CD dated xx reflects Tax Service Fee at $48.00. This is an increase in fee of +$48.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 4/xx/2022 and 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40192920	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,218.67	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.44xx	348	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	42.69145xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender, xx. which was recorded on xx.
The chain of assignments is incomplete as the mortgage is with the original lender, “xx” However, the last assignee should be “xx”.
No active judgments or liens have been found.
The county taxes for 2023 were paid on 4/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 9/xx/2023 in the amount of $2,937.72 (PITI) and was applied to the due date ofxx. The monthly P&I is $2,008.96, and the interest rate is 3.44xx. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: MI Company Loan Value: Other Tape Value: MGIC |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value: xx    Variance: -xx    Variance xx: -xx    Comment: as per calculation CLTV is xx    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx    Variance: -xx   Variance xx: -xx    Comment: as per calculation LTV is xx    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: As per note P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance xx: Comment: The pay string is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $677,900. Current UPB $416,360.60."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on xx and the loan closed on xx. No lock extension found."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.69xx. Tape shows post-close QC confirmed BWR is SE and income documents were fabricated to qualify as a W2 employee. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80233580	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	Unavailable	Unavailable	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.99xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	21.81908xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx, the subject mortgage was originated on xx with the lender MERS as the nominee for xx in the amount of xx, which was recorded on xx
The chain of assignments has not been completed. The current assignment is with MERS as the nominee for xx.
No active liens and judgments were found.
The tax status is not available.
As per the payment history as ofxx, the borrower is current with the loan. The last payment was received onxx in the amount of $934.30 for the due date ofxx. The next due date isxx. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 8/xx/2023, the loan is performing. The next due date is 10/xx/2023. The current unpaid principal balance is $xxx
The loan has not been modified.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx: -xx    Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: As per note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance xx: Comment: N.A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Xx	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
825199	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$534.68	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	30.82457xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx, shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “MERS as nominee for xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. No active liens and judgments have been found against the borrower and subject property. The annual county taxes for 2022 was paid in the amount of xx on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1,333.91 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $960.47 with an interest rate of 6.625xx. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing. According to the payment history as of 08/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1,333.91 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $960.47 with an interest rate of 6.625xx. The current UPB is reflected in tape for the amount of $xxx As per PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. The reason for default is not available. No modification, forbearance details are available in recent collection comments. No evidence has been found regarding litigation and contested matter. No information has been found related to damage or repairs. The subject property is owner-occupied. The xx
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 5 |---| 1 |----| xx Comment: As per note. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx: -xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx: -xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx  Tape Value: xx  Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance xx: Comment: As per note. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject condo project was deemed ineligible due to a special assessment for building repairs related to safety and structural integrity. The review of the condo questionnaire shows a special assessment for building repairs has been planned, and repayment terms per unit for 12 months are $303.88 per month. Further details not provided. A Zillow search shows an estimated value of $xx. Current UPB $xx. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as xx Calculated Finance charge is $202,778.63 for an under disclosed amount of -$1,725.38. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $5,400.00 Exceeds Fees threshold of $4,289.59 Over by +$1,110.41.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $4,125.00 Processing Fee paid by Borrower: $900.00 Underwriting Fee paid by Borrower: $375.00   Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $5,400.00 Exceeds Fees threshold of $4,289.59 Over by +$1,110.41.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $4,125.00 Processing Fee paid by Borrower: $900.00 Underwriting Fee paid by Borrower: $375.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2396	Not Applicable
27371364	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125xx	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.62517xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on 11/xx/2022 in the amount of xx in favor of “MERS as nominee for xx The chain of the assignments has not been provided. However, the current assignment is with an original lender “MERS as nominee for xx xx”. No active judgments or liens were found. The taxes are to follow. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,383.67 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $1,017.86 with an interest rate of 7.125xx. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The current UPB is reflected in tape for the amount of $xxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller's tape data, the subject property is owner occupied.
As per final application, txx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Original CLTV Ratio Percent xx in audit xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance xx: -xx   Comment: Original Standard LTV xx in audit xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx: xx   Comment: Original Stated P&I $0.07 as per note xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance xx:    Comment: Property address xx
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: xx   Variance:    Variance xx:    Comment: Purpose of refinance per HUD-1 Cash out -Other in audit Limited cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xx Variance: Variance xx: Comment: Purpose of transaction per HUD-1 Cash out in audit Refinance. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance failing for State Regulations. PA License Validation Test. In the state of PA, lender is licensed under state ID# 3030.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan has failed Interest rate test - Loan data - 7.125xx.  Comparison data - 6.250xx.  Variance 0.875xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Finance charge disclosed on Final CD as $219,990.30. Calculated Finance charge is $220,895.50 for an under disclosed amount of $905.20.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on 11/xx/2022 and the SOL is 3 years.

TILA Foreclosure rescission finance charge disclosed on Final CD as xx Calculated Finance charge is xx for an under disclosed amount of $905.20.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated xx reflects the points loan discount fee $1,938.00. However, CD dated xx reflects points loan discount fee at $2,832.75. This is an increase in fee of $894.75. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is xx years."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan document. xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.62xx. Tape shows undisclosed debt was opened prior to closing, and the resulting DTI is 65xx. Further details not provided. BWR defect. The subject loan originated on 11/xx/2022, and the 3-year SOL is active."		Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2079	Not Applicable
7625563	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Yes	First	$0.00	$651.16	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.99xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.63403xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is no chain of assignments. Currently, the loan is with the original lender, xx
No active judgments or liens have been found.
The second installment of county taxes for 2023 is due in the amount of xx  on xx.
As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $824.74 which was applied for the due date of 09/xx/2023. The current P&I is $728.44 and PITI is $824.74. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The UPB is $xxx
xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure	Field: Original Stated P&I Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per note original stated P&I is xx Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance xx: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the late fees test due to the maximum alloxxle late fees are 5xx of the unpaid amount of the installment, not to exceed $30. However, if the Date
Creditor Received Application Date is before June 12, 2015, then the maximum alloxxle late fees are 5xx of the unpaid amount of the installment, not to exceed $15."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.63xx. The tape shows undisclosed debt opened prior to closing. The resulting DTI is 60xx. Borrower defect. Further details were not provided. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.634xx, as the borrower’s income is $1,890.13 and total expenses are in the amount of $824.74 and the loan was underwritten by Axx		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22433635	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,011.66	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.99xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	44.29816xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx, the subject mortgage was originated on xx with the lenderxx
The chain of assignments has been completed. The current assignment is with MERS as the nominee for xx.
No active liens or judgments were found.
The county taxes for 2023 have been due in the amount of xx.	As per the payment history as ofxx, the borrower is current with the loan. The last payment was received onxx in the amount of $2,592.07 for the due date ofxx. The next due date isxx. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 9/xx/2023, the loan is performing. The next due date is 10/xx/2023. The current unpaid principal balance is $xxx
The loan has not been modified.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Original Stated P&I Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: NA Tape Source: Initial Tape Type:
																																																																																				Field: Payment History String Loan Value: 0 Tape Value: - Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56763406	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,650.65	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6xx	360	xx	xx	Commercial	ARM	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” instead of “xx”. No active judgments or liens were found. The annual county taxes for 2022 were paid in the amount of xx on xx The annual county charges of the year 2023 have been delinquent in the amount of xx swhich was due on xx . No prior year’s delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 8/xx/2023 in the amount of $1,419.33 (PITI), which includes the P&I of $876.84, which was applied to the due date ofxx. The current rate of interest is 6.000xx and The current UPB is $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,419.33 (PITI), which includes the P&I of $876.84, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.000xx and the current UPB is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per the document of the Notice of Commencement located at xx
The occupancy of the subject property is unable to be determined.
The borrower's employment details are not available in the loan file.
The subject property is in xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Borrower DTI Ratio Percent Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Borrower DTI ratio percent is U/A. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: Borrower first name is N/A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance xx:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: Current value date is N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2019   Tape Value: 10/xx/2019   Variance: 21 (Days)   Variance xx:    Comment: First payment date is 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance xx:    Comment: Loan amortization type is ARM.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance xx: Comment: Mortgage type is commercial. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from the loan documents." * Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan documents." * Mortgage - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			753	Not Applicable
89767443	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,316.35	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.75xx	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	757	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx No active judgments or liens found. The annual combined taxes for 2022 and 2023 were paid in the total amount of xx . The annual combined taxes for 2022 and 2023 were paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $1,012.80 (PITI), which includes the P&I of $564.17, which was applied to the due date ofxx. The current rate of interest is 7.750xx and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,012.80 (PITI), which includes the P&I of $564.17, which was applied to the due date of 9/xx/2023. The current rate of interest is 7.750xx and the current UPB is $xxx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Final application is missing. Hence, unable to confirm the current employment details
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xx   Variance:    Variance xx:    Comment: Note reflects borrower last name as xxx, a xxx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 9/xx/2019   Tape Value: 8/xx/2019   Variance: 16 (Days)   Variance xx:    Comment: Note reflects 1st payment date as 9/xx/2019.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance xx: Comment: Loan is commercial. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 58xx. Further details not provided. Loan originated xx and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
17816623	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,240.24	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	43.99485xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx the subject mortgage was originated on xx and was recorded on xx in the amount ofxx in favor of “xx” instead of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. There is UCC lien found against the borrower in favor of “xx” in the amount of $0.00 which was recorded on xx. The 1st and 2nd installments of combined taxes for 2022 were paid in the total amount of $3,240.24 on 02/xx/2023 & 07/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $929.36 which was applied for the due date of 09/xx/2023. The current monthly P & I is $929.36 with an interest rate of 2.875xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $929.36 which was applied for the due date of 09/xx/2023. The current monthly P & I is $929.36 with an interest rate of 2.875xx. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per BPO report located at “xxx” the subject property is adequately maintained with minor cosmetic damage observed. Damaged trim was observed on the front of the house. Overall the subject is in average marketable condition and collection comment does not show any damage.
As per servicing comment dated 05/xx/2023 the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final 1003 application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 10/xx/2022 Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows the subject valued at xx Current UPB is $214K."
* Assets do not meet guidelines (Lvl 3)     "Tape shows large deposits were not addressed. The review of the bank statements shows that multiple large deposits were found; however, they could not be sourced. Excluding the large deposit from the total available assets causes an asset shortfall. BWR needed xx at closing and file showed xx available."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $7,660.80 Exceeds Fees threshold of $6,657.61 Over by + $1,003.19.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $6,160.00
Points - Loan Discount Fee paid by Borrower: $1,500.80"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $7,660.80 Exceeds Fees threshold of $6,657.61 Over by + $1,003.19.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $6,160.00
Points - Loan Discount Fee paid by Borrower: $1,500.80"
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.99xx as the borrower’s income is $2,816.67 and total expenses are in the amount of $1,239.19 and the loan was underwritten xx		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	Not Applicable
63337183	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,113.05	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.5xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	733	Not Applicable	30.85469xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated xx The chain of the assignments has not been provided. However, the current assignment is with the original lender, "xx.” However, it should be "xx.” No active judgments or liens were found. The 2022 combined annual taxes were paid in the amount of $2,113.05 on 11/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,333.09 which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,041.78 with an interest rate of 3.50xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,333.09, which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,041.78 with an interest rate of 3.50xx. The current UPB reflected as per the payment history is $xxx
As per the servicing comment dated 03/xx/2023, the reason for default is excessive obligation.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per the servicing comment dated 03/xx/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the final application, xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed with a PIW. Tape shows the subject loan is not a complaint loan, as PIW was not allowed. Further details not provided. Zillow search shows the subject valued at $330K. Current UPB is $224K."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,282.12 exceeds fees threshold of $6,827.10 over by +$1,455.02.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,930.00
Points - Loan Discount Fee paid by Borrower: $2,357.12
Underwriting Fee paid by Borrower: $995.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,282.12 exceeds fees threshold of $6,827.10 over by +$1,455.02.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,930.00
Points - Loan Discount Fee paid by Borrower: $2,357.12
Underwriting Fee paid by Borrower: $995.00."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0xx tolerance test.
Loan estimate dated 02/xx/2022 reflects points - loan discount fee at $2,220.00. However, CD dated 02/xx/2022 reflects points - loan discount fee at $2,357.12.
Loan estimate dated 02/xx/2022 reflects credit report fee at $60.00. However, CD dated 02/xx/2022 reflects credit report fee at $150.68.
This is an increase in fee of $227.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on 2/xx/2022 and the 1-year SOL is expired."
																																																																																								* LE/CD Issue date test Fail (Lvl 2) "Loan failed compliance ease delivery and timing test for initial closing disclosure dated 2/xx/2022. Document tracker is missing and 3 business days were added to get receipt date 02/xx/2022 which is on the consummation date 2/xx/2022. Subject loan is purchase case, originated on 2/xx/2022 and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	Not Applicable
33892721	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	$0.00	$2,586.68	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375xx	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	38.75909xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx
The chain of assignments has not been completed. The current mortgage is with “xx, LLC." However, it should be "xx”.
There is a muni/city/code lien on the subject property in favor of “xx” in the amount of $xx, which was recorded on 11/xx/xx.
The first installment of county taxes for the year 2022 has been paid in the amount of $xx on 12/xx/2022.
The second installment of county taxes for the year 2022 has been paid in the amount of $1,293.34 on 03/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,745.92, which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,362.20 with an interest rate of 3.375xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,745.92, which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,362.20 with an interest rate of 3.375xx. The current UPB reflected as per the payment history is $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
xx
No information has been found stating the borrower’s income was impacted by COVID-19.
xx. However, COVID-19 attestation is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 12/xx/2022   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: xx   Tape Value: Change in Rate/Term   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Modular Housing Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,358.25 exceeds fees threshold of $7,024.74 over by +$333.51.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,343.75
Points - Loan Discount Fee paid by Borrower: $959.50
Underwriting Fee paid by Borrower: $1,055.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,358.25 exceeds fees threshold of $7,024.74 over by +$333.51.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,343.75
Points - Loan Discount Fee paid by Borrower: $959.50
Underwriting Fee paid by Borrower: xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan was submitted to LQA, the data submitted to LQA was not accurate. The DU report is approve/eligible with a DTI of xx Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is attached to the land. As per the appraisal report located at "xx,” the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at "Lxx. The VIN or serial number is not available in the legal description of the recorded mortgage."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			678	Not Applicable
42388855	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,976.20	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6xx	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	760	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx
The chain of assignments is incomplete; the current assignee is "xx” instead of “xx”.
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $3,988.1 on 05/xx/2024 & 02/xx/2024.
The 1st, 2nd and 3rd installments of county taxes for 2023 were paid in the total amount of $5,824.95 on 02/xx/2023, 05/xx/2023 & 08/xx/2023.
The 4th installment of county taxes for 2024 is due in the total amount of $2,151.25 on 11/xx/2023.
The annual utilities charges of the year 2023 have been paid in the amount of $300.00 on 09/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $2,017.75 (PITI), which includes the P&I of $1,227.58, which was applied to the due date ofxx. The current rate of interest is 6.000xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $2,017.75 (PITI), which includes the P&I of $1,227.58, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.000xx and the current UPB is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, txx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: xx   Variance:    Variance xx:    Comment: Borrower name is xx Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 6 (Days)   Variance xx:    Comment: First payment date is 9/xx/2019.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance xx: Comment: Mortgage type is 'Commercial'. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than xx (Lvl 3) "DSCR is less than xx Net operative income is xx and annual payments (debt service) are xx DSCR ratio is 0.91."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xxrther details not provided. Loan originated 07/xx/2019 and the 3 year SOL has expired." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing required 1-4 family rider (Lvl 2) "1-4 family rider is missing from the loan documents." * Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
59579559	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,729.34	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.25xx	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	741	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 0xx the subject mortgage was originated xx The chain of assignments is incomplete; the current assignee is "xx" instead of “xx”. No active judgments or liens found. xx The 2022 combined annual tax was paid in the amount of $7,729.34 on 12/xx/2022. xx The 2022 combined annual tax was paid in the amount of $21.16 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $2,410.28 (PITI), which includes the P&I of $1,344.85, which was applied to the due date ofxx. The current rate of interest is 6.250xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $2,410.28 (PITI), which includes the P&I of $1,344.85, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.250xx and the current UPB is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: xx  Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance xx:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not singed by the borrower."	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 90xx. Further details not provided. Loan originated 06/xx/2019 and the 3 year SOL has expired." * Transmittal (1008) is Missing (Lvl 2) "Transmittal/1008 is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			748	Not Applicable
59001244	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$25,307.66	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.25xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	773	40.39427xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx There is no chain of assignment. Currently, the loan is with the original lender, xx, . However, it should be with xx There is one junior mortgage active against the subject property in favor of “xx The first and second installments of county taxes for 2022 have been paid in the total amount of $25,307.66. No prior year’s delinquent taxes have been found.	According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date isxx. The last payment was received onxx in the amount of $10,166.79 (PITI) which was applied for the due date ofxx. The current P&I is $7,746.83 with an interest rate of 3.250xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx.
As per the final 1003xxUnable to confirm the current employment details of the co-borrower from the final application and collection comments.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0xx tolerance test.
Loan estimate dated xx reflect Credit Report Fee at $50.00. However, CD dated xx reflects Credit Report Fee at $53.
This is increase in fee of $ +$3.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx and the xx year SOL is active.

Loan failed charges that Lender credits that cannot decrease test.
Initial LE dated xx reflects Lender credits at xx However, Initial CD dated xx reflects Lender credits at $0.00. This is decrease of xx for charges that cannot decrease test. COC for decrease in fee is missing from the loan documents.
																																																																																							Subject loan is refinance case, originated on xx and the xx year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.39xx. Tape shows the revised DTI is 49.77xx. Further details not provided. BWR is an attorney with $968K equity in subject. Lender defect. The subject loan originated on 2/xx/2022, and the 3-year SOL is active." * ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	744
24726435	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,797.39	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	819	819	42.98309xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx The chain of assignments has not been provided. The mortgage is currently with the original lender “xx” However, it should be with “xx”. No active judgments or liens have been found. The annual combined taxes for 2023 are due for 10/xx/2022 in the amount of $5,898.69. No delinquent taxes have been found for the prior year.	According to the payment history as ofxx, the borrower is current with the loan. The next due date isxx. The last payment was received onxx in the amount of $6,498.72 with an interest rate of 4.625xx which was applied for the due date ofxx. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $6,498.72 with an interest rate of 4.625xx which was applied for the due date of 9/xx/2023. The current UPB is $xxx. No bankruptcy and foreclosure evidence has been found. As per the final application, the borrower has beenxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the credit report was pulled using an address at which the BWR's did not live. BWR were living on rental property in Ireland. The lender failed to document LOX in relation to the property and provide documentation for that address prior to closing. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0xx tolerance test.
Initial loan estimate dated xx does reflect Points - Loan Discount Fee. However, final CD dated 06/xx/2022 reflects Points - Loan Discount Fee at $1,795.00.
Initial loan estimate dated xx reflects Appraisal Fee at $800.00. However, final CD dated 06/xx/2022 reflects Appraisal Fee at $1,000.00.
This is a cumulative increase in fee of +1,995.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 06/xx/2022 and the 1 year SOL is expired.

Lender Credits That Cannot Decrease Test.
																																																																																								Loan failed charges that Lender credits that cannot decrease test. Initial CD dated 05/xx/2022 reflects Lender credits at $4,564.80. However, final CD dated 06/xx/2022 reflects Lender credits at $0.00. This is decrease of $4,564.80 for charges that cannot decrease test. COC for decrease in fee is missing from the loan documents. Subject loan is purchase case, originated on 06/xx/2022 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	Not Applicable
99415044	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,256.52	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.2xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	724	42.90618xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated xx The chain of assignments is not completed. The current assignment is with the xx, as trustee of xx grantor trust. However, it should be with xx. There is an open violation against the subject property with xx for ground cover dirt. The water charges for 2023 have been delinquent in the amount of $528.41 which are payable on 9/xx/2023.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 9/xx/2023 in the amount of PITI of $3,955.10 which includes the P&I of $2,296.40, which was applied to the due date ofxx. The current rate of interest is 3.20xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 2/xx/2022, the subject property has been occupied by the owner. No damage to the subject property has been observed in the loan file.
As per the application,xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value xx NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 10/xx/2022 Variance: Variance xx: Comment: Current value 10/xx/2022 NA Tape Source: Initial Tape Type: Field: MI Company Loan Value: xx Tape Value: Other Variance: Variance xx: Comment: MI Company Other in audit xxx Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			629	709
66618547	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,198.28	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	42.33959xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx The chain of assignments is incomplete; the current assignee is "xx" instead of “xx” No active judgments or liens found. The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $10,198.28 on 12/xx/2022 and 04/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 09/xx/2023 in the amount of $4,267.86 which was applied for the due date of 10/xx/2023. The current monthly P&I is $2,904.57 with an interest rate of 3.375xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 11/xx/2023. The last payment was received on 09/xx/2023 in the amount of $4,267.86 which was applied for the due date of 10/xx/2023. The current monthly P&I is $2,904.57 with an interest rate of 3.375xx. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 05/xx/2023, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final 1003 application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: DTI is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 3 (Days)   Variance xx:    Comment: Note reflects 1st payment date as xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx  (Days)   Variance xx:    Comment: Note reflects date as xx    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance xx: Comment: Note reflects date as xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * TRID Violations (Lvl 3) "The tape shows the lender failed to provide the TRID tolerance cure documents within the investor's xx-day discovery date. The loan failed charges that cannot decrease test. CD dated xx reflects non-specific lender credit at $25. However, non-specific lender Credit on the final CD is zero. No valid COC was provided for the removal of this amount. The subject loan is a purchase, originated on xx and the SOL of xx year has expired."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot decrease test. CD dated 10/xx/xx reflects non-specific lender credit at $25. However, non-specific lender Credit on the final CD is zero. No valid COC was provided for the removal of this amount. The subject loan is a purchase, originated on 10/xx/xx, and the SOL of 1 year has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			766	Not Applicable
97803105	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,593.45	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375xx	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	23.9928xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx The chain of assignment is not complete. Currently, the loan is with the lender, MERS as xx, LLC, its successors and assigns. However, it should be with xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as ofxx, the borrower is current with the loan and next due date isxx. The last payment was received onxx in the amount of $1,967.33 which was applied for the due date ofxx. The current P&I is $1,967.33 and interest rate is 3.375 xx. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The UPB is $xxx As per the final application, xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 12/xx/2022 Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Investor Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as OO. Tape shows occupancy misrepresentation and subject is NOO. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0xx tolerance test.
Loan estimate dated  01/xx/2020 reflect Points - Loan Discount Fee at $1,905.00. However, CD dated 01/xx/2020 reflects Points - Loan Discount Fee at $2,252.00.
This is increase in fee of $ +$347.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is refinance case, originated on 01/xx/2020 and the 3 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	Not Applicable
75865549	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,296.93	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	44.99265xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”. However, it should be “xx”. No active judgments or liens were found. The annual instalment of county taxes for 2022-2023 was paid in the amount of $2,296.93 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2022. The last payment was received on 09/xx/2023 in the amount of $2,928.56 (PITI) which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $2,373.14 with an interest rate of 5.625 xx. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2022. The last payment was received on 09/xx/2023 in the amount of $2,928.56 (PITI), which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $2,373.14 with an interest rate of 5.625xx. The current UPB is reflected on tape in the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller tape data as of 07/xx/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final 1003 application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 10/xx/2022 Variance: Variance xx: Comment: Current value date is N/A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated xx is subject to the removal of the wall ovens in the storage building of 4541 SF and the capping of the electrical supply to the wall ovens. xx is missing from the loan file." Escrow holdback at closing shows $4500."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated xx does not reflect points - Loan Discount Fee. However, CD dated 04/xx/2022 reflects points - Loan Discount Fee at $1030.63. This is an increase in fee of +$1030.63 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "Final CD dated 0xx reflects escrow holdback in the amount of xx However, proof for release of escrow holdback is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "TxxThe ADU, as noted in county records, was moved to the lot, and additions to the dwellings were completed after. A Zillow search shows an estimated value of $576K. Current UPB $405K. Elevated for client review."	* Higher Price Mortgage Loan (Lvl 2) "The tape shows the subject loan is an HPML. However, the compliance report available in the loan documents and Infinity's compliance report show the loan is not a HPML loan. Further details not provided." * Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.993xx as the borrower’s income is $7,916.67 and total expenses are in the amount of $3,561.92 and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	Not Applicable
85809980	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,282.27	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.5xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	678	44.25354xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/xx/2023, the subject mortgage was originated on xx
The chain of assignments is incomplete. The loan is currently assigned with MERS as nominee for xx. It should be with xx.
There is a contract dispute (credit card judgment (or consumer debt)) open against the borrower ‘xx
There is a contract dispute (credit card judgment (or consumer debt)) open against the borrower ‘xx
There are multiple state tax liens in multiple plaintiff’s names against the borrower 'xx
There is a UCC financing statement open against the borrower ‘xx. However, the amount of the lien is not mentioned in the supporting document
There are two prior child support liens against xx, which were recorded on 6/xx/1994 and 1/xx/2020 in the total amount of $xx.
The first, second, and third quarters of town taxes for 2023 have been paid off in the total amount of $11,184.67 on 2/xx/2023, 5/xx/2023 and 8/xx/023 respectively.
The fourth quarter of town taxes for 2023 were due on 11/xx/2023 in the total amount of $3,793.29.
The first quarter of town taxes for 2024 are due on 2/xx/2024 in the amount of $3,744.49.
The second quarter of town taxes for 2024 are due on 2/xx/2024 in the amount of $3,744.49.
As per updated title report, no prior year taxes are delinquent.
According to the payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $6,338.23 (PITI), which includes the P&I of $1,850.06, which was applied to the due date ofxx. The current rate of interest is 3.500xx and The current UPB is $xx.	Collections Comments:The loan is performing. According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $6,338.23 (PITI), which includes the P&I of $1,850.06, which was applied to the due date of 9/xx/2023. The current rate of interest is 3.500xx and the current UPB is $xxx No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final application, xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the seasoning period requirement between the subject origination and the derogatory credit event was not met. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "“Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails QM lending points and fees test due to fees charged $15,206.92. Exceeds fees threshold of $12,176.30. Over by +$3,030.62.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,330.00
Points - Loan Discount Fee paid by Borrower: $3,876.92"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan fails prohibited fees first lien test due to fees charged $1,775.00. Exceeds fees threshold of $0.00. Over by +$1,775.00.
The below fees were included in the test:
CPL paid by Borrower: $75.00
Seller attorney paid by Seller: $1,700.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated 12/xx/xx does not reflect Points loan discount fee $0.00. However, CD dated 1/xx/2022 reflects Points loan discount fee at $3,876.22. This is an increase in fee of $3,876.92. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 1/xx/2022 and the SOL is 1 year.

Loan failed lender credit that cannot decrease in Loan estimate dated 12/xx/xx reflects Lender credit at $2,141.00, however, Final CD dated 1/xx/2022 reflects Lender credit at $0.00, This is an decrease in fee of $2,141.00. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.  Subject loan is a purchase, originated on 1/xx/2022 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $15,206.92 Exceeds fees threshold of $12,176.30 Over by +$3,030.62.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,330.00
Points - Loan Discount Fee paid by Borrower: $3,876.92

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $15,206.92 Exceeds fees threshold of $12,176.30 Over by +$3,030.62.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,330.00
Points - Loan Discount Fee paid by Borrower: $3,876.92"
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.254xx, as the borrower's income is $8,736.00, and total expenses are in the amount of $3,865.99, and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			750	705
937266	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	653	654	47.98961xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated onxx The chain of assignments is not provided. The current assignment is with the original lender MERS as the nominee for xx, LLC. However, it should be with xx. No active liens and judgments have been found. The water charges for 2023 have been delinquent in the amount of $938.84 which are payable 10/xx/2023.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The last payment was received on 9/xx/2023 in the amount of PITI of $3,329.59 which includes the P&I of $1,879.44, which was applied to the due date ofxx. The current rate of interest is 3.625xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 11/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 4/xx/2023, the subject property has been occupied by the owner. No damage to the subject property has been observed in the loan file.
As per the application, xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per DU, calculated DTI is 47.990xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 12/xx/2022 Variance: Variance xx: Comment: N/A. Tape Source: Initial Tape Type: Field: MI Company Loan Value: xx Tape Value: Other Variance: Variance xx: Comment: MI company name is 'xx'. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $12,738.32 exceeds fees threshold of $12,238.07 over by +$500.25.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $10,302.75
Points - Loan Discount Fee paid by borrower: $2,435.57

Loan fails qualified mortgage lending policy points and fees test due to fees charged $12,738.32 exceeds fees threshold of $12,238.07 over by +$500.25.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $10,302.75
Points - Loan Discount Fee paid by borrower: $2,435.57"
* Missing or error on the Rate Lock Document (Lvl 3)     "xx
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.99xx. Tape shows undisclosed debts at closing. Further details not provided. BWR defect. The subject loan originated on 10/xx/xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated 09/xx/xx reflects Appraisal Fee at $560.00. However, CD dated 10/xx/xx reflects Appraisal Fee at $575.00. This is an increase in fee of +$15.00 for charges that cannot increase. Subject loan is a purchase, originated on 10/xx/xx and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.99xx, as the borrowers' income is $8,818.95 and total expenses are in the amount of $4,232.18 and the loan was underwrittenxx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			618	581
8138515	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,782.07	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.75xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	750	41.80549xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report datedxx, the subject mortgage was originated on xx The chain of assignments is incomplete. The mortgage is currently with xx. It should be with xx. There is UCC judgment found against the subject borrower in favor of “xx” which was recorded on 02/xx/2023. The amount of judgment was not available. There is an active junior mortgage against the subject property in favor of "xx 1st and 2nd school and combined taxes for 2023 have been paid in the amount of $12,782.07. No prior year delinquent taxes have been found.	As per the review of the latest payment history, as of 9/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received onxx in the amount of $3,064.44 with interest rate of 3.750xx and P&I $1,819.35 for the due date ofxx. The next due date isxx. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
As per the review of the latest payment history, as of 9/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on 9/xx/2023 in the amount of $3,064.44 with interest rate of 3.750xx and P&I $1,819.35 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xxx
As per comment dated 4/xx/2023, the customer has been impacted by covid-19. The forbearance plan for six months was approved. Further details are not provided.
As per the document located at xx
No details related to the bankruptcy have been found.
No damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 9/xx/2022   Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: xx   Variance:    Variance xx:    Comment: Loan documentation type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx   Variance: -xx   Variance xx: -xx   Comment: As per appraisal report value is xx    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: 9/xx/2050 Variance: xx (Days) Variance xx: Comment: As per note maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final closing disclosure dated 7/xx/2020 reflects "cash to" in the amount of $27,895.15." * Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from loan documents." * Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	757
73291497	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,541.42	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.75xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	8.6748xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx The chain of assignments is incomplete; the current assignee is "xx" instead of “xx”. There is utility lien found against the subject property in favor of “xx” in the amount of $415.38 which was recorded on 02/xx/2023. The 1st installment of county taxes for 2022 was paid in the amount of 2,270.71 on 12/xx/2022. The 2nd installment of county taxes for 2022 was paid in the amount of $2,270.71 on 04/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 09/xx/2023. The last payment was received on 09/xx/2023 in the amount of $3,190.80 which was applied for the due date of 08/xx/2023. The current monthly P&I is $1,920.82 with an interest rate of 4.750xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 09/xx/2023. The last payment was received on 09/xx/2023 in the amount of $3,190.80 which was applied for the due date of 08/xx/2023. The current monthly P&I is $1,920.82 with an interest rate of 4.750xx. The current UPB reflected as per the payment history is $xxx
As per the servicing comment dated 01/xx/2023, the reason for default is disaster.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
As per servicing comment dated 01/xx/2023, the property is owner-occupied.
As per collection comment dated 01/xx/2023, the FEMA disaster was declared from 12/xx/2022 to 01/xx/2023 for severe, winter storm. We are unable to determine from the available collection comments whether the subject property is affected by FEMA disaster or not
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: NA Tape Source: Initial Tape Type: Field: Current Legal Status Loan Value: Collections Tape Value: Performing Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 10/xx/2022 Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Tape shows DTI 70xx. Further details not provided. Loan originated 11/xx/xx and the 3 year SOL is active."	* Compliance Testing (Lvl 3) "Tape shows the loan fails the HPML test. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (12 CFR § xx due to an APR calculated at 4.935xx exceeds APR threshold of xx over by xx The subject loan is escrowed." * Missing or error on the Rate Lock Document (Lvl 3) "xx	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.935xx exceeds APR threshold of 4.700xx over by +0.235xx. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			573	Not Applicable
29762111	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,047.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.203xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	42.00933xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx, the subject mortgage was originated on xx
The chain of assignment is complete. The mortgage is currently with for xx.
No active judgments or liens against the borrower or subject property.
There is an active prior mortgage against the subject property in favor of "xx
Annual school and combined taxes for 2023 have been paid in the amount of $9,203.23.
Annual combined taxes for 2023 have been due in the amount of $5775.41.
No prior year delinquent taxes have been found.
As per review of latest payment history as ofxx the loan is performing and borrower has been making his monthly payment. The last payment was received onxx in the amount of $1,297.90 with interest rate of 3.750xx and P&I $1,819.35 for the due date ofxx. The next due date isxx. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

As per review of latest payment history as of 9/xx/2023 the loan is performing and borrower has been making his monthly payment. The last payment was received on 9/xx/2023 in the amount of $1,297.90 with interest rate of 3.750xx and P&I $1,819.35 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xxx

As per comment dated 03/xx/2023 the subject property is owner occupied.

xx

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

No damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 8/xx/2022   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. A Zillow search shows an estimated value of xx Current UPB $284K."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 42xx. Tape shows the lender excluded mortgage debt without proving BWR was not responsible. Revised DTI 51.54xx. BWR has 31 years SE collision shop, 0X30 since inception 6/xx/21 and $190K equity in subject. Further details not provided. Lender defect. The subject loan originated on 6/xx/xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43210353	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,904.68	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.25xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	38.52442xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender “MERS as nominee for xx There are two active prior UCC liens against the property in favor of “xx” which were recorded on 04/xx/2019 and 07/xx/2020 respectively. However, the lien amount is not mentioned on the supporting documents. The annual combined taxes for 2022 were paid in the amount of $3,904.68 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,481.24 which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,088.02 with an interest rate of 3.250xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,481.24 which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,088.02 with an interest rate of 3.250xx. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per the final 1003 application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per Tape data, Post Close DTI is xx However Final Application documents reflect as xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 1/xx/2023 Variance: Variance xx: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3) "Home Equity Consumer Disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents is missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home Equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account signed by the borrower is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			730	Not Applicable
81934636	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$13.00	$9,688.25	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.64xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	738	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated on xx
The chain of assignments is incomplete. Currently, assignment is with an original lender, "xx". It should be “xx”.
There are two ECB liens against the subject property in the total amount of $670.49, which were recorded on 2/xx/xx and 4/xx/2023 in favor of ‘Environmental Control Bureau’.
The combined taxes (2nd, 3rd, and 4th installments) are due in the amount of $6,474.12. The county taxes for 2024 are delinquent in the total amount of $13.00, which are payable through 9/xx/2023.
The utilities charges for 2023 are delinquent in the total amount of $1059.85, which are payable through 9/xx/2023.
The utilities charges for 2023 are due in the amount of $4.60.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $2,259.43 (PITI), which includes the P&I of $1,383.85, which was applied to the due date ofxx. The current rate of interest is 5.640xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $2,259.43 (PITI), which includes the P&I of $1,383.85, which was applied to the due date of 9/xx/2023. The current rate of interest is 5.640xx and the current UPB is $xxx Final 1003 is not available in the loan file. Employment details not found. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. CCs do not show damage.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 10/xx/2022 Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type: Field: First Payment Date Loan Value: 10/xx/2019 Tape Value: 9/xx/2019 Variance: xx (Days) Variance xx: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	Not Applicable
5293736	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,915.93	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.229xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	35.04021xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx, the subject mortgage was originated onxx The chain of the assignments has not been provided. However, the current assignment is with an original lender “MERS as nominee for xx Llc”. No active judgments or liens were found. The annual combined taxes for 2022 were paid in the amount of $8,195.93 on 01/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $607.68 which was applied for the due date of 09/xx/2023. The current monthly P&I is $607.68 with an interest rate of 3.229xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $607.68 which was applied for the due date of 09/xx/2023. The current monthly P&I is $607.68 with an interest rate of 3.229xx. The current UPB reflected as per the payment history is $xxx
As per the servicing comment dated 04/xx/2023, the reason for default is job loss.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 03/xx/2023, the subject property is owner occupied.
As per final application, xx3”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance xx:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance xx:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance xx: Comment: 8/xx/2051 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 35.040xx. The tape shows BWR's income is insufficient to support total debt. Also, the lender failed to document 1040s with Sch C for the year 2020 and sufficient reserves in assets to pay off revolving debt IAO $1,898. Further details provided. Lender defect. The subject loan originated on 7/xx/xx, and the 3-year SOL is active."	* Closing_Disclosure violations (Lvl 3) "Revised closing disclosure dated xx is missing from loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $4,479.00 exceeds Fees threshold of $4,161.63 Over by +$317.37.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3,825.00
Points - Loan Discount Fee paid by Borrower: $654.00.
Subject loan is Refinance case, originated on xx and the 3 year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0xx tolerance test due to,
Loan estimate dated   xx does  reflect Points -Loan Discount Fee $68.00. However, CD dated xx reflects Points -Loan Discount Fee at $654.00. This is a increase in fee of $586.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Refinance case, originated on 7/xx/xx and the 3 year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to Fees charged $4,479.00 exceeds Fees threshold of $4,161.63 Over by +$317.37.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3,825.00
Points - Loan Discount Fee paid by Borrower: $654.00.
Subject loan is Refinance case, originated on xx and the 3 year SOL is active."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			614	Not Applicable
48957474	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$994.07	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.65xx	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	788	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated on xx The chain of assignments is incomplete. Currently, assignment is with an original lender, "xx". It should be “xx”. No active liens or judgments have been found against the borrower or subject property. The county taxes for 2023 are due in the total amount of $994.07. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 8/xx/2023 in the amount of $1,009.36 (PITI), which includes the P&I of $905.17, which was applied to the due date of 8/xx/2023. The current rate of interest is 6.650xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,009.36 (PITI), which includes the P&I of $905.17, which was applied to the due date of 8/xx/2023. The current rate of interest is 6.650xx and the current UPB is $xxx Final 1003 is not available in the loan file. Employment details not found. As per the PACER report, xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Borrower DTI ratio percent as unavailable. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Jxx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 20 (Days)   Variance xx:    Comment: First payment date as 8/xx/2019.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance xx: Comment: Mortgage type as Commercial. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 70xx. Further details not provided. Loan originated 06/xx/2019 and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	Not Applicable
95185201	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,101.58	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.39xx	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	774	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx
The chain of the assignments has not been provided. The current assignment is with the original lender “xx”. However, it should be "xx”.
There is a water, sewer, and utility lien on the subject property in favor of “xx,” in the amount of $451.30, which was recorded on 06/xx/xx. The subject property is located in California, and the aforementioned unpaid liens may cause the subject property to go into foreclosure. It can be cured by paying off the above non-paid lien.
The first installment of county taxes for the year 2022 has been paid in the amount of $1,550.79 on 12/xx/2022.
The second installment of county taxes for the year 2022 has been paid in the amount of $1,550.79 on 04/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $1,163.37 (PITI), which includes the P&I of $786.67, which was applied to the due date ofxx. The current rate of interest is 5.390xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,163.37 (PITI), which includes the P&I of $786.67, which was applied to the due date of 9/xx/2023. The current rate of interest is 5.390xx and the current UPB is $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 8/xx/2019   Tape Value: 7/xx/2019   Variance: xx (Days)   Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance xx: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final Application is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 74xx. Further details not provided. Loan originated 06/xx/2019 and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			823	Not Applicable
443879	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,123.87	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.49xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.9128xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. However, it should be with “xx”. No active judgments or liens found. The annual county tax for 2022 was paid in the amount of $1,078.92 on xx. The annual water charges of the year 2023 have been delinquent in the amount of $229.49 which was due onxx. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $824.46 which was applied for the due date of 09/xx/2023. The current monthly P & I is $609.27 with an interest rate of 3.490xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $824.46 which was applied for the due date of 09/xx/2023. The current monthly P & I is $609.27 with an interest rate of 3.490xx. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per tape data borrowers the forbearance plan to begin xx
No information has been found related to damage or repairs.
According to servicing comments dated 10/xx/2023 shows the subject property is affected due to natural disaster. CCs do not show damage.
As per servicing comment dated 09/xx/2023, the subject property is owner occupied.
As per servicing comment dated 08/xx/2022, the borrower’s income has been impacted due to Covid-19 pandemic and forbearance plan to begin 12/xx/xx.
As per the final 1003 application, xx
The loan was originated on 11/xx/xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per Tape data, Post Close DTI is xx However Final Application documents reflect as xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance xx:    Comment: Performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2022   Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx   Variance:    Variance xx:    Comment: Note reflects, property address street isxx
																																																																																				Field: Stated Maturity Date Loan Value: xx Variance: 30 (Days) Variance xx: Comment: Note reflects stated maturity date is 12/xx/2051. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 39.91xx. The tape shows the loan was repurchased from FNMA as the loan is ineligible for ATR. Further details not provided. Lender defect. The subject loan originated on 11/xx/xx, and the 3-year SOL is active."	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan file." * Missing credit report (Lvl 3) "Credit report is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			477	Not Applicable
95305211	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,424.41	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6xx	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	762	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender “MERS as nominee forxx No active judgments or liens were found. The annual combined taxes for 2022 was paid in the amount of $2,737.20 on 12/xx/2022. The annual school taxes for 2022 was paid in the amount of $2,687.21 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of 1413.46 (PITI), which includes the P&I of $827.62, which was applied to the due date ofxx. The current rate of interest is 6.000xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of 1413.46 (PITI), which includes the P&I of $827.62, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.000xx and the current UPB is $xxx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the appraisal report located at "xx.
As per the collection comment dated 01/xx/2022, the FEMA disaster was declared and ended on 03/xx/2023. We are unable to determine from the available collection comments whether the subject property is affected by FEMA disaster or not.
Final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Borrower DTI Ratio Percent is Unavailable Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2019   Tape Value: 10/xx/2019   Variance: 2 (Days)   Variance xx:    Comment: First Payment Date is 11/xx/2019   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance xx: Comment: Per the note, loan type is commercial. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) ""The appraisal report reflects "as is," but the photo addendum shows exterior cracks and peeling/chipping paint. The estimated amount of repair could not be determined and 1004D is missing from the loan document. Final CD does not reflect the escrow holdback amount."		* 1-4 Family Mortgage Rider n/a but Occ/Prop Type suggest it is Required (Lvl 2) "The subject property is NOO. However, 1-4 Family rider is missing from the loan documents." * Application Missing (Lvl 2) "Final application is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 84xx. Further details not provided. Loan originated 09/xx/2019 and the 3 year SOL has expired." * Missing Initial 1003_Application (Lvl 2) "Initial 1003 application is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	Not Applicable
98489151	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,378.92	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125xx	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	620	Not Applicable	55.71986xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx
The chain of assignments has not been completed. The current mortgage is with “xx" However, it should be "xx”.
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xx, which originated on 03/xx/2023 and was recorded on 03/xx/2023 with the instrument xx
There are three HOA liens found against the subject property in the total amount of $xx filed by “xx.” that were recorded on different dates. The subject property is located in New Mexico. This can be cured by paying off the lien with its penalties and interest.
The first installment of combined taxes for the year 2022 has been paid in the amount of $689.46 on 12/xx/2022.
The second installment of combined taxes for the year 2022 has been paid in the amount of $689.46 on 05/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 09/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,128.02, which was applied for the due date of 09/xx/2023. The current monthly P&I is $523.05 with an interest rate of 3.125xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 09/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,128.02, which was applied for the due date of 09/xx/2023. The current monthly P&I is $523.05 with an interest rate of 3.125xx. The current UPB reflected as per the payment history is $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated 01/xx/2023, the subject property is owner-occupied.
As per the final 1003xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: FHA Tape Value: Conventional Variance: Variance xx: Comment: As per note the mortgage type is FHA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "xxand the appraisal update is missing from the loan documents. Further details not provided. A Zillow search shows an estimated value of $274K. Current UPB $113K."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated xx exceeds APR threshold of 4.662xx over by -0.561xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $1,173.00. However, CD dated xx reflects Points - Loan Discount Fee at $2,346.76X. This is an increase in fee of +$1,173.76 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.Subject loan is refinance case, originated on xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $3,461.76 Exceeds Fees threshold of $3,454.37 Over by +$7.39.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,346.76
Underwriting Fee paid by Borrower: $1,115.00

Loan fails qualified mortgage lending policy points and fees test due to Fees charged $3,461.76 Exceeds Fees threshold of $3,454.37 Over by +$7.39 .
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,346.76
Underwriting Fee paid by Borrower: $1,115.00"
* MI, FHA or MIC missing and required (Lvl 3)     xx
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM rebuttable presumption test due to fees charged xx exceeds fees threshold of xx Over by +$7.39 .
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx	* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.72xx, as the borrower’s income is $3,172.19 and total expenses are in the amount of $1,767.54 and the loan was underwritten by AUS/DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			687	Not Applicable
73828969	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,458.77	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.8xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	746	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $2,729.39 on 02/xx/2024 and 05/xx/2024.
The 4th installment of county taxes for 2023 is due in the total amount of $1,432.48 on 11/xx/2023.
The 1st, 2nd, and 3rd installments of county taxes for 2023 were paid in the total amount of $4,026.29 on 02/xx/2023, 05/xx/2023 and 08/xx/2023.
The water charges have been paid (shut off: active) in the amount of $0.00 on 08/xx/2023.
The sewer charges have been delinquent in the amount of $88.00 on 08/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $1,284.02 (PITI), which includes the P&I of $756.23, which was applied to the due date ofxx. The current rate of interest is 6.800xx and The current UPB is $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,284.02 (PITI), which includes the P&I of $756.23, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.800xx and the current UPB is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Borrower DTI is unavailable Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: First Payment Date Loan Value: 11/xx/2019 Tape Value: 10/xx/2019 Variance: xx (Days) Variance xx: Comment: As per note first payment date is 11/xx/2019. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 64xx. Further details not provided. Loan originated 09/xx/2019 and the 3 year SOL has expired." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	Not Applicable
12555888	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.95xx	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	745	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx Limited Liability Company" which was recorded on 10/xx/2019 under Instr# xx / .. The chain of assignment is not found. No active liens or judgments were found against the borrower or subject property. There are no any taxes. No prior-year delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $1,381.89 (PITI), which includes the P&I of $678.34, which was applied to the due date ofxx. The current rate of interest is 5.950xx and The current UPB is $xx.	Collections Comments:The loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,381.89 (PITI), which includes the P&I of $678.34, which was applied to the due date of 9/xx/2023. The current rate of interest is 5.950xx and the current UPB is $xxx
No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding COVID-19 and damage.
As per Pacer, the borrower has not filed bankruptcy.
The final and previous applications are missing from the loan files. Unable to determine employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx Tape Value: xxariance:    Variance xx:    Comment: Borrower last name asxx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2019   Tape Value: 10/xx/2019   Variance: 12 (Days)   Variance xx:    Comment: First payment date as 11/xx/2019.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance xx: Comment: Mortgage type as Commercial. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 67xx. Further details not provided. Loan originated 09/xx/2019 and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			759	Not Applicable
38644676	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Other	$0.00	$4,219.96	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.05xx	360	xx	xx	Commercial	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	678	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx
The chain of assignments has not been completed. Currently, the assignment is with the original lender xx, a Delaware Limited Liability Company. However, it should be with xx.
There is an active prior mortgage against the subject property in favor of xx
There are 6 water/sewer/utility liens against the subject property in favor of xx
There is code violation for xx
The first installment of county taxes for 2022 was paid in the amount of $2,109.98.
The first and second installments of county taxes for xx were paid in the amount of $3,836.32.
The water/sewer taxes are delinquent on 9/xx/2023 in the amount of $44.70
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 8/xx/2023 in the amount of $ $1,058.31 (PITI), which includes the P&I of $585.08, which was applied to the due date ofxx. The current rate of interest is 7.050xx and the current UPB is $xx.	Collections Comments:The loan is currently performing, According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $xxx(PITI), which includes the P&I of $585.08, which was applied to the due date of 9/xx/2023. The current rate of interest is 7.050xx and the current UPB is $xxx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
Unable to confirm the current employment details as the borrower is not an individual.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Loan Program Info Disclosure	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Borrower DTI ratio percentage is unavailable. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx Variance:    Variance xx:    Comment: Borrower last name as xx Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2019   Tape Value: 10/xx/2019   Variance: 13 (Days)   Variance xx:    Comment: First payment date as 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance xx:    Comment: Loan amortization type as ARM.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance xx: Comment: Mortgage type as commercial. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 65xx. Further details not provided. Loan originated 09/xx/2019 and the 3 year SOL has expired." * Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692	Not Applicable
96903178	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,301.06	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.4xx	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	706	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has not been provided. The current assignment is with original lender, “MERS as nominee for xx”. However, it should be with xx. No active liens and judgments have been found against borrower and property. The water charges for 2023 are delinquent in the total amount of $49.50 which will be due on 9/xx/2023.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 9/xx/2023 in the amount of $691.15 (PITI), which includes the P&I of $469.13, which was applied to the due date ofxx. The current rate of interest is 6.400xx and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $691.15 (PITI), which includes the P&I of $469.13, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.400xx and the current UPB is $xxx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower’s employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 10/xx/2019   Tape Value: 9/xx/2019   Variance: 16 (Days)   Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance xx: Comment: Borrower is a xx and per note, loan type is commercial. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 76xx. Further details not provided. Loan originated 08/xx/2019 and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	Not Applicable
89435248	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$24,799.24	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	785	42.51396xx	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”. However, it should be “xx”. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2022 were paid in the amount of $24,799.24 on 04/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $7,468.06 (PITI), which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $7,468.06 with an interest rate of 2.875xx. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $7,468.06 (PITI), which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $7,468.06 with an interest rate of 2.875xx. The current UPB is reflected on tape in the amount of $xxx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated 05/xx/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final 1003 application, xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at DTI 42.51xx. The tape shows missing documentation to support the omission of debt for Wells Fargo Jumbo. Including the full PITIA of the REO, the revised DTI is 51.89xx. Further details were not provided. The subject loan is a purchase transaction, originated on 12/xx/xx and the 3 year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found." * Missing Required Disclosures (Lvl 3) "Toolkit is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 10/xx/xx. The subject loan is a purchase, originated on 12/xx/xx and the 1-year SOL has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	798
6798510	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,025.10	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	817	815	40.95135xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated onxx The chain of the assignments has not been provided. However, the current assignment is with an original lender “MERS as nominee for xx ISAOA”. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $17,921.35 on 10/xx/2022 and 06/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $4,414.46 which was applied for the due date of 09/xx/2023. The current monthly P&I is $4,414.46 with an interest rate of 2.875xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $4,414.46 which was applied for the due date of 09/xx/2023. The current monthly P&I is $4,414.46 with an interest rate of 2.875xx. The current UPB reflected as per the payment history is $xxx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per final 1003 application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 1.131xx |----| xx Comment: As per calculation DTI is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: Not Applicable Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: Not Applicable Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39xx. Tape and file show tax returns missing from file and BWRs may have negative income from business. Further details not provided. Lender defect. Loan originated 2/xx/21 and the 3 year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test due to finance charge disclosed on final CD as $529,328.06. Calculated finance charge is $529,503.06 for an under disclosed amount of $175.00.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan failed TRID total of payments test due to total of payments disclosed on final CD $1,597,200.06 calculated total of payments is $1,597,329.08 for an under disclosed amount of -$129.02.

The subject loan is a purchase, originated on 02/xx/xx and the SOL of 1 year is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated 01/xx/xx reflects Points - Loan Discount Fee at $1,440.00, Appraisal Fee at $550.00 and Credit Report Fee at $50.00. However, CD dated 02/xx/xx reflects Points - Loan Discount Fee at $1,602.00, Appraisal Fee at $675.00 and Credit Report Fee at $54.02. This is an increase in fee of $291.02 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10xx tolerance test. LE dated 01/xx/xx reflects the sum of Section C fees and Recording fee at $127.00. However, CD dated 02/xx/xx reflects the sum of Section C and Recording fee at $164.00. This is a cumulative increase of $24.30 for charges that in total cannot increase more than 10xx test. COC for increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on 02/xx/xx and the SOL of 1 year is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			812	801
47191268	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$81,718.08	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	792	27.53021xx	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated onxx The chain of assignments has not been completed. Currently, the assignment is with the original lender Finance of xx. However, it should be with xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 are due in the amount of $8,718.08. No prior year’s delinquent taxes have been found.	According to the latest payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $3,672.77 which was applied to the due date ofxx. The unpaid principal balance is $xx. The current P&I is $3,672.77 and the interest rate is 2.375xx.	Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $3,672.77 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated 4/xx/2023, the subject property is located in a FEMA disaster zone due to severe winter storm and straight that began on 4/xx/2023 and ended on 7/xx/2023. No comment pertaining to the damage to the subject property has been observed.
As per the final application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 10/xx/2022 Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: 11/xx/xx Variance: -7 (Days) Variance xx: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows a large deposit was not sourced. The subject is a cash-out refinance transaction with cash to in the amount of xx Further details were not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $31,911.00 exceeds fees threshold of $27,348.74 over by +$4,562.26.
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Points - Loan Discount Fee paid by Borrower: $30,098.00
Processing Fee paid by Borrower: $750.00
Tax Service Fee paid by Borrower: $68.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	752
1932599	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$37,220.07	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.75xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	44.96896xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx, Llc”. However, it should be “xx”. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023/2024 were due in the amount of $37,220.06 on 04/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 09/xx/2023. The last payment was received on 09/xx/2023 in the amount of $3,674.18 (PITI), which was applied for the due date of 08/xx/2023. The monthly P&I is in the amount of $3,674.18 with an interest rate of 2.750 xx. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 09/xx/2023. The last payment was received on 09/xx/2023 in the amount of $3,674.18 (PITI), which was applied for the due date of 08/xx/2023. The monthly P&I is in the amount of $3,674.18 with an interest rate of 2.750 xx. The current UPB is reflected on tape in the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per 1008, calculated DTI is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 11/xx/2022   Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -1 (Days) Variance xx: Comment: Original note date is 8/xx/xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43xx (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.969xx, as the borrower’s income is $18,341.47 and total expenses are in the amount of $8,247.97 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/ineligible” with a DTI of 44.97xx."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.97xx. Tape shows the recalculated DTI is 45.83xx, which exceeds the guideline maximum of 45xx. Further details were not provided. BWR has been 0X30 since inception. Lender defect. The subject loan originated on 08/xx/xx and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated 07/xx/xx reflects Points - Loan Discount Fee at $5,859.00. However, CD dated 08/xx/xx reflects Points - Loan Discount Fee at $7,605.00 This is an increase in fee of +$1,746.00 for charges that cannot increase. Subject loan is a purchase, originated on 8/xx/xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			698	Not Applicable
42209023	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,973.86	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.75xx	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	753	784	44.98219xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignee is “xx" instead of “xx”. There is an active junior mortgage against the subject property in favor of “xx.” in the amount of xx No active judgments or liens found. The 2022 combined annual taxes were paid in the amount of $967.29 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,164.85 which was applied for the due date of 08/xx/2023. The current monthly P&I is $909.17 with an interest rate of 2.750xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,164.85 which was applied for the due date of 08/xx/2023. The current monthly P&I is $909.17 with an interest rate of 2.750xx. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 03/xx/2023, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per collection comment dated 01/xx/2023, the FEMA disaster was declared from 11/xx/2022 to 02/xx/2023 for hurricane. CCs do not show damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Borrower DTI ratio percent xx xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: Current value xx NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: Current value date 10/xx/2022 NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Appraised Value Loan Value: xx Tape Value: $xx Variance: xx Variance xx: xx Comment: Original Appraised value xx As per document xx Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan document. However Zillow search shows an estimated value of xx * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS is missing from the loan document." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document." * Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.98xx. The tape shows the undisclosed debt by the BWR may push the DTI higher. Further details not provided. BWR defect. The subject loan originated on 03/xx/xx, and the 3-year SOL is active."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	750
94398866	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,915.64	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.75xx	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	784	39.47003xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” instead of xx. There is child support lien against the borrower in favor of “xx” in the amount of $0.00 which was recorded on 08/xx/2019 prior to the subject mortgage. The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $7,915.64 on 12/xx/2022 & 04/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,652.68 which was applied for the due date of 09/xx/2023. The current monthly P & I is $1,899.55 with an interest rate of 2.750xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,652.68 which was applied for the due date of 09/xx/2023. The current monthly P & I is $1,899.55 with an interest rate of 2.750xx. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 1/xx/2023 Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.47xx. The tape shows that the BWR was not employed at the closing. Further details not provided. BWR defect. The subject loan originated on 10/xx/xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			795	776
10319115	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,995.91	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375xx	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	803	812	45.11927xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated onxx The chain of the assignments has not been provided. However, the current assignment is with an original lender, “MERS as nominee for xx, ISAOA”. However, it should be with "xx". No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan. The last payment was received onxx, which was applied for the due date ofxx and the next due date for payment isxx. The P&I isxx. The UPB reflected as per the payment history isxx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 9/xx/2023, which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is $2,569.57. The UPB reflected as per the payment history is $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per DU, calculated DTI is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated xx reflects Credit Report Fee at $50.00 and does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Credit Report Fee at $101.00 and Points - Loan Discount Fee at xx This is an increase in fees of $3,543.57 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the SOL is 3-years.

Loan failed lender credits that cannot decrease xx tolerance test. Loan estimate dated 12/xx/2020 reflects lender credit at $1,502.00. However, CD dated xx does not reflect lender credit. This is a decrease in fee of $1,502.00 for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the SOL is 3-years."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.12xx DTI. The tape shows the credit was run with an incorrect SSN. The review of the file shows BRW2's actual SSN does not match the tax return or W2. BWR misrepresentation. Borrower defect. The subject loan originated on 2/xx/xx, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.11xx, as the borrowers' income is $13,744.06 and total expenses are in the amount of $6,201.22 and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			698	808
85047283	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,057.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30xx	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	778	Not Applicable	42.83671xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated onxx The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx.” However, it should be "xx.” No active judgments or liens were found. The 2023 county annual taxes are due in the amount of $2,057.00 on 02/xx/2024. The 2022 county annual taxes were paid in the amount of $1,961.00 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,096.09 which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,715.63 with an interest rate of 2.875xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,096.09, which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,715.63 with an interest rate of 2.875xx. The current UPB reflected as per the payment history is $xxx
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per the servicing comment dated 06/xx/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 1/xx/2023 Variance: Variance xx: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43xx DTI. The tape shows that the income was miscalculated, and the revised DTI is 55.41xx. Lender defect. Further details not provided. The subject loan originated on 9/xx/xx, and the 3-year SOL is active."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing Appraisal (Lvl 3) "The appraisal is missing from the loan documents. However, xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $212,262.71 calculated finance charge is $213,680.39 for an under disclosed amount of -$1,417.68. Reason for finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on 9/xx/xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10xx tolerance test. LE dated 05/xx/xx reflects the sum of Section C fees and Recording fee at $106.00. However, CD dated 09/xx/xx reflects the sum of Section C and Recording fee at $156.00. This is a cumulative increase of $39.40 for charges that in total cannot increase more than 10xx test.

Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated 05/xx/xx does not reflect Points - Loan Discount Fee and reflects Appraisal Fee at $650.00. However, CD dated 09/xx/xx reflects Points - Loan Discount Fee at $2,067.55 and Appraisal Fee at $1,170.00. This is an increase in fees of $2,601.27 for charges that cannot increase.
																																																																																								Subject loan is a purchase, originated on 9/xx/xx and the SOL is 1 year."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2355	Not Applicable
86777554	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,204.94	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.5xx	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	31.15302xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/xx/2023, the subject mortgage was originated on xx The chain of assignments has not been provided. The current assignment is with MERS as the nominee for xx Inc. It should be with xx. No active liens or judgments have been found. The county taxes for 2023 have been paid in the amount of $14,204.94.	As per the latest payment history as ofxx, the borrower is current with the loan. The last payment was received onxx in the amount of $1,623.95 for the due date ofxx. The next due date isxx. The current unpaid principal balance is $xx.	Collections Comments:The loan is performing. As per the latest payment history as of 9/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The current unpaid principal balance is $xxx The loan has not been modified. As per the xx No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 6/xx/2022 Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "TILA Foreclosure Rescission Finance Charge disclosed on Final CD as $175,960.32. Calculated finance charge is $176,138.32 for an under disclosed amount of -$178.00. Reason for Finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "xx
The below fees were included in the test:
Administration Fee paid by Borrower: $85.00
Escrow Fee paid by Borrower: $75.00
Tax Search Fee paid by Borrower: $178.00"
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $175,960.32. Calculated finance charge is $176,138.32 for an under disclosed amount of -$178.00. Reason for Finance charge under disclosure is unknown as the fee itemization is missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.15xx. Tape shows BWR opened new debt after closing that invalidated AUS, and the revised DTI is 50.95xx. Further details not provided. BWR defect. The subject loan originated on 1/xx/xx, and the 3-year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	Not Applicable
70337571	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,073.87	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.5xx	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	789	793	45.11969xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originatedxx
The chain of assignments is incomplete. Currently, assignment is with an original lender, "xx". It should be “xx”.
1. There is a special tax lien (xx) against the subject property, which was recorded on 1/xx/2019. The supportive document does not reflect the lien amount.
2. There are two expired permits xx) against the subject property for ‘xx panel replacement and building permit’.
County taxes for 2023-2024 are due in the amount of $9,073.86.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is current with the loan, and the last payment was received onxx, which was applied forxx. The next due date for the payment isxx. The P&I is $1,350.13, the interest rate is 2.5xx, and the PITI is $2,227.82. The UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/xx/2023, the borrower is current with the loan, and the last payment was received on 9/xx/2023, which was applied for 9/xx/2023. The next due date for the payment is 10/xx/2023. The UPB is $xxx As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. As per the comment dated 2/xx/2023, the subject property is occupied by the owner. Borrower’s intention is to keep property. The comment dated 2/xx/2023 shows that the subject property has been damaged in a disaster. Further details not found. Axx
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. A Realtor search shows an estimated value at $1097K. Current UPB $321K." * Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 45xx. Tape shows an income miscalculation. Further details not provided. Lender defect. The subject loan originated on 12/xx/2020 and the 3-year SOL is active and will expire in December 2023." * Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.120xx, as the borrower’s income is $6,951.00 and total expenses are in the amount of $3,136.27 and the loan was underwritten by LP xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	805
90266700	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,647.02	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.69xx	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	778	37.98743xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 9/xx/2023, the subject mortgage was originated on xx The chain of assignments is incomplete. The mortgage is currently with xx. It should be with xx. No active judgments or liens against the borrower or subject property. 1st, 2nd county taxes for the year of 2023 have been due in the amount of $8,647.02. No prior year delinquent taxes have been found.	As per review of the latest payment history as of 9/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received onxx in the amount of $2,267.99 with an interest rate of 2.690xx and P&I is $1,322.96 for the due date ofxx. The next due date isxx. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

As per review of the latest payment history as of 9/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on 9/xx/2023 in the amount of $2,267.99 with an interest rate of 2.690xx and P&I is $1,322.96 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xxx

The comment dated 07/xx/2022, the subject property is owner occupied.

xx
No foreclosure activity has been found.

As per loan disposition screen, thxx

xx

No details related to the bankruptcy have been found.

No damages have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 1/xx/2023 Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Missing Appraisal (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows the subject valued at $936K. Current UPB is $308K." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.98xx. Tape shows the BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on 2/xx/xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			759	759
90591936	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,406.40	10/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625xx	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	802	Not Applicable	48.00369xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 9/xx/2023, the subject mortgage was originated on 1xx No active liens or judgments were found against the borrower or subject property. The town taxes for 2023 have been paid in the total amount of $4,222.8 on 04/xx/2023 and 10/xx/2023. The town taxes for 2024 were due in the amount of $4,406.4, 3 which were good through 04/xx/2024 and 10/xx/2023. No prior-year delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is performing with the loan, and the next due date isxx. The last payment was received onxx in the amount of $1,731.79, which was applied for the due date ofxx. The current P&I is $1,259.98, and the current PITI is $1,731.79, with an interest rate of 2.625xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the payment history as of 9/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx No modification and forbearance details are available in recent collection comments. No foreclosure activity has been found. No details were found regarding Covid-19 and damage. As per Pacer, the borrower has not filed bankruptcy. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 10/xx/2022 Variance: Variance xx: Comment: N/A. Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Investor Variance: Variance xx: Comment: Occupancy is 'Secondary'. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows the subject is an investment; however, the subject was approved as a second home. The neighborhood description shows the subject is located near the ocean, and water frontage has been the source of its attraction since the Native Americans use the area for hunting shellfish. Lobstering, clamming, and fishing have been replaced by tourism."
* Property Marketability Issues (Lvl 4) "Tape shows the subject's physical features were reported inaccurately, and the property condition is C5, ineligible for delivery to Freddie Mac. The appraisal report shows the subject property needed some deferred maintenance and significant repairs. Exterior siding needs paint and repair in some areas; the roof is showing signs of age and is at the end of its physical life. The kitchen and bath are dated and are anticipated to need updating. However, the appraisal report does not reflect the cost of completion. 1004D is missing from the loan document. Zillow search shows the subject valued at $xx. Current UPB is $xx. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $6,135.00, Appraisal Fee at $517.00 and does not reflects Transfer Taxes. However, CD dated 12/xx/xx reflects Points - Loan Discount Fee at xx Appraisal Fee at xx and Transfer Taxes at $809.60. This is an increase in fees of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance, originated on xx and the SOL is 3-years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.00xx, as the borrowers' income is $6,828.85 and total expenses are in the amount of $3,278.10 and the loan was underwritten xx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	787
64240262	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,735.85	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	733	46.10904xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated on xx The chain of assignments is not provided. The current assignment is with lender MERS as a nominee for xx, LLC. However, it should be with xx. No active liens and judgments have been found. No prior years delinquent have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of PITI $2,219.79 which includes the P&I of $1,257.91, which was applied to the due date ofxx. The current rate of interest is 2.99xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
As per the seller’s tape data, the borrower is not employed at closing.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 8/xx/2023, the subject property is occupied by the owner. No comments pertaining to damage to the subject property have been observed in the loan file.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per calculation DTI is xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Value: xx   Variance:    Variance xx:    Comment: As per note borrower name is xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 12/xx/2022   Variance:    Variance xx:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance xx: xx Comment: As per appraisal report value is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $11,955.96 Fees threshold $8,809.45 Over By +$3,146.51.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,206.00
Points - Loan Discount Fee paid by Borrower: $3,749.96"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $11,955.96 Exceeds Fees threshold of $8,809.45 Over by +$3,146.51.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $8,206.00
Points - Loan Discount Fee paid by Borrower: $3,749.96"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.21xx. Tape shows the BWR was not employed at the time of closing. Further details were not provided. BWR defect. The subject loan originated on 10/xx/xx, and the ATR 3-year SOL is active." * Qualified Mortgage DTI exceeds 43xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.12xx, as the borrower’s income is $6,250.40 and total expenses are in the amount of $2,883.00 and the loan was underwritten xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			749	709
85669549	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	$600.21	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	711	775	20.49226xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with lender, “MERS as nominee for xx. xx”. However, it should be with "xx". No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan. The last payment was received onxx, which was applied for the due date ofxx and the next due date for payment isxx. The P&I is $1,172.49 and PITI is $1,631.18. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 9/xx/2023, which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is $1,172.49 and PITI is $1,631.18. The UPB reflected as per the payment history is $xxx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 1/xx/2023 Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Investor Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows the subject is an investment; however, the subject was approved as a second home. Further details not found. Elevated for client review."	* Missing proof of hazard insurance (Lvl 3) "Valid Hazard Insurance Policy is missing from the loan documents." * Property Marketability Issues (Lvl 3) "Tape shows property value is not supported due to bad appraisal practices. The review of the appraisal report shows that the subject is in a rural area, and xx			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			704	780
45736760	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,329.13	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625xx	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	30.89082xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. However, it should be with xx.
No active judgments or liens have been found.
Annual combined taxes for 2023 are due on 11/xx/2023 in the amount of $4,329.13.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date isxx. The last payment was received on 9/xx/2023 in the amount of $1,655.41 which was applied for the due date ofxx. The current P&I is $1,143.59 and PITI is $1,655.41. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The UPB is $xxx
As per the final application, xx
As per comment datedxx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing DU/GUS/AUS Mortgage Insurance Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 6/xx/2022   Variance:    Variance xx:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: xx Tape Value: Conventional Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to completion as the subject is under construction and is 95xx complete. A final inspection is required. Further details not provided. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased out of the GNMA pool due to not being able to insure the loan. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Subject loan is USDA and USDA mortgage insurance certificate is missing from the loan documents. However, the final CD reflects MI amount $82.20."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Valid Hazard Insurance Policy is missing. Loan funded on xx Hazard Policy in file reflects an effective date of xx and an expiration date of xx
* Transmittal (1008) is Missing (Lvl 3) "The final 1008 is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase transaction. However, final CD reflects cash to amount $2,302.65."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0xx tolerance test. Initial loan estimate dated xx reflects Transfer Taxes at $1,129.00 and final CD dated xx reflects Transfer Taxes at $1,146.90. This is an increase in fee of +$17.90 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase transaction, originated on 12/xx/2020 and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58019327	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,392.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875xx	360		xx	xx		Conventional	Fixed		Refinance	xx	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	781	Not Applicable	37.20476xx	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on 9xx The chain of assignments is incomplete. Currently assignment is with the original lender, xx. It should be ‘xx’. There is one prior child support lien against the borrower xx in the amount of $300.00 in favor of xx, which was recorded on 9/xx/2003. The county taxes for the year 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $889.94(PITI) and was applied to the due date ofxx. The monthly P&I is $889.94, and the interest rate is 2.875xx. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $889.94(PITI) and was applied to the due date of 9/xx/2023. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 37.20xx. Tape shows BWR SE income was not documented. Further details not provided. Lender defect. The subject loan originated on 9/xx/xx, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal report. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimate value of $519K. Current UPB is $205K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			626	Not Applicable
77714120	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,572.80	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	44.89192xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx, the subject mortgage was originated onxx The chain of assignments has not been provided. The current assignment is with MERS as a nominee for xx, LLC. It should be with xx. No active liens or judgments have been found. The first installment of city taxes for 2023 has been paid in the amount of $2,589.12. The water charges for 2023 have been delinquent in the amount of $1,895.02 with good through date of 9/xx/2023.	As per the latest payment history as ofxx, the borrower is current with the loan. The last payment was received onxx in the amount of $834.67 for the due date ofxx. The next due date isxx. The current unpaid principal balance is $xx.	Collections Comments:The loan is performing. As per the latest payment history as of 9/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The current unpaid principal balance is $xxx The loan has not been modified. xxproperty is owner-occupied. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Na Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: Current value xx NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 12/xx/2022   Variance:    Variance xx:    Comment: Current value date 12/xx/2022 NA   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xx Tape Value: Other Variance: Variance xx: Comment: MI Company Other as per document xx Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $5,959.80. Exceeds Fees threshold of $5,884.30. Over by +$75.50.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,950.00
Points - Loan Discount Fee paid by Borrower: $1,009.80
Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $5,959.80. Exceeds Fees threshold of $5,884.30. Over by +$75.50.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,950.00
Points - Loan Discount Fee paid by Borrower: $1,009.80"
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx The tape shows undisclosed debt by BWR, which may push the DTI higher. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. Subject loan is a purchase, originated on xx and the SOL of 1 year has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails QM lending points and fees test due to fees charged $5,959.80. Exceeds fees threshold of $5,884.30. Over by +$75.50.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,950.00
Points - Loan Discount Fee paid by Borrower: $1,009.80"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated xx reflect Points loan discount fee $960.00. However, CD dated xx reflects Points loan discount fee at $1,009.80. This is an increase in fee of $49.80. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL of 1 year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			577	Not Applicable
87351097	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.99xx	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	36.64599xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report datedxx, the subject mortgage originated on xx
The chain of the assignments has not been provided. However, the current assignment is with the original lender, “xx.” However, it should be "xx.”
There is an active junior UCC mortgage against the subject property in favor of “xx” in the amount of $0.00 originated on 02/xx/2023, which was recorded on 02/xx/2023, with the instrument | xx
No active judgments or liens were found.
The 2023 county annual taxes were exempt in the amount of $0.00 on 01/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $565.91 which was applied for the due date of 09/xx/2023. The current monthly P&I is $565.91 with an interest rate of 2.99xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx The last payment was received on 09/xx/2023 in the amount of xx which was applied for the due date of 09/xx/2023. The current monthly P&I is xx with an interest rate of 2.99xx. The current UPB reflected as per the payment history is xx
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per the servicing comment dated xx the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: Not Applicable Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;

Bank Attorney paid by Borrower: $450.00
Co-Operative Attorney Fee paid by Borrower: xx
Legal Fees paid by Borrower: $1,200.00
Maintenance Fee paid by Borrower: $817.30
Statement Reimbursement paid by Borrower: xx
Title E doc Fee paid by Borrower: $60.00
Transfer Fee paid by Borrower: $1,420.00"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows subject SECI unrecorded. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on 12/xx/xx and the SOL is 1 year."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0xx tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $840.00. This is an increase in fee of $840.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			783	Not Applicable
3184484	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,566.11	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.25xx	228	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	764	Not Applicable	44.08596xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments is incomplete. Currently, assignment is with the original lender, “xx". It should be "xx." There is a prior mortgage against the subject property in the amount of xx.' The county taxes for 2022 are paid in the amount of $2,735.75. No prior year’s delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan, and the last payment was received onxx, which was applied forxx. The next due date for the payment isxx. The P&I is $539.41, the interest rate is 2.25xx, and the PITI is $811.21. The UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/xx/2023, the borrower is current with the loan, and the last payment was received on 9/xx/2023, which was applied for 9/xx/2023. The next due date for the payment is 10/xx/2023. The UPB is $xxx. No evidence has been found regarding the current or prior foreclosure proceedings. CCs do not show damage. As per the PACER report, the borrower has not filed bankruptcy since loan origination.xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: As per 1008, calculated DTI is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance xx: Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 39xx. The tape shows undisclosed debt of $318 was not disclosed prior to closing, which results in a revised DTI of 58.51xx. BWR defect. The subject loan originated on 9/xx/xx, and the 3-year SOL is active." * Qualified Mortgage DTI exceeds 43xx (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.08xx, as the borrower’s income is $1,793.70 and total expenses are in the amount of $790.77 and AUS report is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value of xx Current UPB is $xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase xx tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $2,265.00. However, CD dated xx reflects Points - Loan Discount Fee at $3,378.00. This is an increase in fee of +$1,113.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,973.00 exceeds fees threshold of $3,308.00 over by +$1,665.00.
The below fees were included in the test:
Loan Origination Fee paid by borrower: $1,595.00
Points - Loan Discount Fee paid by borrower: $3,378.00"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final DU report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	Not Applicable
92251071	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,557.76	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.5xx	360	xx	xx	Commercial	ARM	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 0xx shows that the subject mortgage was originated onxx The chain of the assignments has not been provided. However, the current assignment is with lender, “MERS as nominee for xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as ofxx, the borrower is current with the loan and the next due date isxx. The last payment was received onxx in the amount of $3,263.72 (PITI), which includes the P&I of $2,214.01, which was applied to the due date ofxx. The current rate of interest is 6.500xx and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $3,263.72 (PITI), which includes the P&I of $2,214.01, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.500xx and the current UPB is $xxx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower’s employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider ARM Rider Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Prepayment Penalty Rider	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: xx Variance:    Variance xx:    Comment: Borrower name ixx'.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance xx:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 7/xx/2019   Tape Value: 6/xx/2019   Variance: 21 (Days)   Variance xx:    Comment: First payment date is 7/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance xx:    Comment: Loan amortization type is 'ARM'.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance xx: Comment: Mortgage type is 'Commercial'. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is xx and annual payments (debt service) are xx DSCR ratio is 0.58."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Tape shows DTI 93xx. Further details not provided. Loan originated xx and the 3 year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM rider is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
68665021	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,798.87	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375xx	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.34939xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated xx The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx. No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2023 was paid in the amount of $1664.84. The second installment of county taxes for 2023 is due on 10/xx/2023 in the amount of $1,664.85. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/xx/2023, the borrower is current with the loan and the next due date isxx. The last payment was received on 9/xx/2023 in the amount of $1,864.64 which was applied to the due date ofxx. The unpaid principal balance is $xx. The current P&I is $1,450.08 and the interest rate is 3.375xx.	Collections Comments:The loan is currently in performing, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,864.64 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 1/xx/2023, the subject property is owner occupied. As per the comment dated 1/xx/2023, the reason for default is servicing problem. No comment pertaining to the damage to the subject property has been observed.
As per the final application, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2022 Variance: Variance xx: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is "as is". However, the photo addendum to the appraisal report shows ceiling damage to the property. The amount of damage is not disclosed in the appraisal report, and the completion report of repairs is missing from the loan documents. Final CD does not reflect any escrow holdback."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.34xx. Tape shows SE income miscalculation. BWR has been SE for 5 years. Further details not provided. Lender defect. The subject loan originated on 9/xx/xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0xx tolerance test. Initial loan estimate dated xx reflects Appraisal Fee at $700.00. However, final CD dated xx reflects Appraisal Fee at xx This is an increase in fee of +$325.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																							Loan failed charges than in total cannot increase more than 10xx tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at xx However, CD dated xx reflects the sum of Section C and Recording fee at $1,227.00. This is a cumulative increase of $37.90 for charges that in total cannot increase more than xx test. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is active."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.34xx, the borrower’s income was xx and total expenses are in the amount of $2,081.85 and the loan was underwritten by xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
66645043	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,667.48	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	41.960%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx. The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx. There is a junior mortgage that was originated on xx and recorded on xx with the lender “xx” for the amount of xx. The annual county taxes for 2022 were paid on xx in the amount of xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $2,407.69 which was applied to the due date of 9/xx/2023. The unpaid principal balance is xx. The current P&I is $1,405.72 and the interest rate is 3.250%.	Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $2,407.69 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 6/xx/2023, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx  for 108 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: As per appraisal current value is not applicable; however, seller tape shows current value is $xxx Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: As per appraisal current value date is not applicable; however, seller tape shows current value date is 10/xx/2022.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: As per MI cert company name is xx; however, seller tape shows MI company is other.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: 3/xx/2021 Variance: 2 (Days) Variance %: Comment: As per note doc note date is xx however, seller tape shows note date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.96%. Tape shows the lender omitted the debts without supporting documentation and undisclosed debts. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Revised CD estimate delivery date test failed due to Initial CD estimate delivery date is less than the seventh business day before consummation date xx
Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect HOA Fee. However, final CD dated xx reflects HOA Fee at $36.00. This is an increase in fee of +$36.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								Subject loan is purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			719	Not Applicable
28114141	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,231.90	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.550%	360	xx	xx	Commercial	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx in the amount of xx in the favor of MERS as nominee for xx, xx, which was recorded on xx. The chain of assignments is incomplete. The mortgage is currently with MERS as nominee for xx. It should be with xx. No active judgments or liens against the borrower or subject property. Annual combined taxes for 2021-2022 have been paid in the amount of xx. No prior year delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,977.24 (PITI), which includes the P&I of $1,166.52, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.550% and the current UPB isxx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,977.24 (PITI), which includes the P&I of $1,166.52, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.550% and the current UPB is $xxx
Final 1003 is missing from the loan file; hence, we are unable to determine the employment details.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 86.000% |---| |----| Comment: DSCR loan not eligible DTI ratio. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: As per note document updated current value date   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 8/xx/2019   Tape Value: 7/xx/2019   Variance: 19 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Updated as per note document   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* 1-4 Family Mortgage Rider n/a but Occ/Prop Type suggest it is Required (Lvl 2) "1-4 family rider is missing from the loan documents."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan documents."
* DSCR is less than 1.00 (Lvl 2)     "DSCR is less than 1.00. Net operative income is $17,305.20 and annual payments (debt service) is $20,093.04. DSCR ratio is 0.86."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Margin greater than minimum rate (Lvl 2)     "As per note document margin 7.000% greater than minimum rate 6.55%."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			767	Not Applicable
13735509	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,269.50	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx” The chain of the assignments has not been provided. However, the current assignment is with an original lender xx. No active judgments or liens were found. The 1st installment of county taxes for 2023 is paid in the total amount of xx. The 2nd installment of county taxes for 2023 is due in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,409.88 (PITI), which includes the P&I of $1,180.45, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.750% and the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,409.88 (PITI), which includes the P&I of $1,180.45, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.750% and the current UPB is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
The final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 86.000% |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name as property partners xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Variance: xx (Days)   Variance %:    Comment: First payment date as 8/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type as commercial.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Property address street as xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xx Current UPB $xx." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows a DTI of 86%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			719	Not Applicable
73442285	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,882.79	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.400%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx. The chain of assignments is incomplete; the current assignee isxx. There is a state tax lien against the borrower in favor of xx in the amount of xx which was recorded on xx. The 2022 county annual taxes were paid in the amount of xx on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,655.74 (PITI), which includes the P&I of $1,027.39, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.400% and the current UPB is xx	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,655.74 (PITI), which includes the P&I of $1,027.39, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.400% and the current UPB is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
The occupancy of the subject property is unable to be determined.
The subject property is in “xx” and in xx County located at xx xx xx. However, collection comment states no damage to the property.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 90.000% |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per mortgage document.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2019   Tape Value: 10/xx/2019   Variance: 16 (Days)   Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: As per mortgage document. Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final 1003 is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 90%. Further details not provided. Loan originated xx and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	Not Applicable
17662816	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,786.24	08/xx/2023	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.150%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.940%	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2015	xx	xx	4.000%	$719.89	04/xx/2015	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx. The chain of assignment is not complete. Currently, the loan is with the lender, xx However, it should be with xx There are five state tax liens active against the borrower in favor of xx in the amount of xx. All were recorded on different dates. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,217.69 (PITI), which includes the P&I of $719.89, which was applied to the due date of 8/xx/2023. The current rate of interest is 4.000% and The current UPB is $xx.	Collections Comments:The loan is currently in bankruptcy.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 9/xx/2023. The last payment was received on 8/xx/2023 in the amount of $1,217.69 (PITI), which includes the P&I of $719.89, which was applied to the due date of 8/xx/2023. The current rate of interest is 4.000% and the current UPB is $xxx
According to the PACER, the borrower xx filed bankruptcy under chapter- 13 with the case# xx.
Unable to determine the current condition and occupancy of the property.
No damages have been reported.

Foreclosure Comments:As per document located at xx the foreclosure was initiated in xx. The notice of lis pendens was filed on 4/xx/2017. However, FC was put on hold due to filed bankruptcy. Further details not provided.

Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under chapter- 13 with the case# xx. The POC was filed on xx, with the claim amount of $xxxand the arrearage amount is $xxx. The chapter 13 plan was confirmed on xx. As per order confirming chapter-13 plan the debtor promised to pay in the amount of $xxx for 3 months, then $xxfor 38 months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xxxand the value of the collateral is $xxx Therefore, the unsecured portion is $xx. There is no comment indicating a cram down. The loan is in active bankruptcy.	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay $719.89 monthly with a modified interest rate of 4.000% beginning on 4/xx/2015 with a maturity date of xx	Loan Program Info Disclosure Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date Loan Value: xx Tape Value: xx Variance: 18 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed disclosed APR High-Cost Threshold Exception Test due to APR calculated 10.723% exceeds APR threshold of 10.690% over By +0.033%
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): IL HRHLA High Risk Home Loan APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			620	641
91998406	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,570.73	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.240%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	46.664%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx The chain of the assignments has not been provided. However, the current assignment is with an original lender, xx. However, it should be xx. No active judgments or liens were found. The annual installment of county taxes for 2022 was paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $959.67 (PITI), which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $671.55 with an interest rate of 3.240%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $959.67 (PITI), which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $671.55 with an interest rate of 3.240%. The current UPB is reflected on tape in the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final 1003 application, the borrower was previously working at xx for the period 01/xx/2011 to 09/xx/2021. Later, the borrower started working at xx on 09/xx/2021 as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.664% Tape Value: 47.000% |---| -0.336% |----| -0.33600% Comment: Borrower DTI ratio percent as 46.664%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name as xxx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: 3/xx/2052   Variance: -29 (Days)   Variance %:    Comment: Stated maturity date as xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Modular Housing Variance: Variance %: Comment: Subject property type as manufactured housing. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $6,133.75 exceeds fees threshold of $4,558.18 over by +$1,575.57.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,248.75
Points - Loan Discount Fee paid by Borrower: $1,885.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,133.75 exceeds fees threshold of $4,558.18 over by +$1,575.57.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $4,248.75
Points - Loan Discount Fee paid by Borrower: $1,885.00."
* Loan does not conform to program guidelines (Lvl 3)     "The tape and loan file show a loan closed with the wrong appraised value of xx instead of xx After correcting the appraised value, AUS changes to caution, and the rate is too high for refinance. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per appraisal report located at xx the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at xx reflecting that the home is affixed with permanently to the land. The ALTA 7 endorsement is attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.664%, as the borrowers' income is $6,208.15 and total expenses are in the amount of $2,896.95 and the loan was underwritten by LP (xx and its recommendation is “accept” with a DTI of 47.00%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			718	730
39331280	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,853.20	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.390%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx. The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2022 were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,192.25 (PITI), which includes the P&I of $878.38, which was applied to the due date of 9/xx/2023. The current rate of interest is 5.390% and The current UPB is $xx.	Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,192.25 (PITI), which includes the P&I of $878.38, which was applied to the due date of 9/xx/2023. The current rate of interest is 5.390% and the current UPB is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
Unable to confirm the current employment details as the borrower is not an individual.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 76.000% |---| |----| Comment: Document is missing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 20 (Days)   Variance %:    Comment: As per note first payment date is 8/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* 1-4 Family Mortgage Rider n/a but Occ/Prop Type suggest it is Required (Lvl 2) "1-4 family rider is missing from the loan documents."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Tape shows DTI 76%. Further details not provided. Loan originated xx and the 3 year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			823	Not Applicable
78847998	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,167.78	08/xx/2019	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.400%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	750	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx in favor of xx which was recorded on xx.

The chain of assignments has not been provided. The mortgage is currently with the original lender xx. However, it should be with xx.

UT tax report xx shows there is a permit against the subject property in the amount of xx for remodel which was recorded on xx under permitxx. However, the status of the permit is closed. Further details not provided.

The annual combined taxes for 2023 are due in the amount of xx for xx.

The water/sewer charges are delinquent in the amount of xx which is due for xx.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,250.95 (PITI), which includes the P&I of $1,052.42, which was applied to the due date of 9/xx/2023. The current rate of interest is 7.400% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,250.95 (PITI), which includes the P&I of $1,052.42, which was applied to the due date of 9/xx/2023. The current rate of interest is 7.400% and the current UPB is $xxx
No bankruptcy and foreclosure evidence has been found.
Unable to confirm the current employment details as the borrower is not an individual.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 78.000% |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:xx   Variance:    Variance %:    Comment: Note reflects borrower last name as xx   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 20 (Days)   Variance %:    Comment: Note reflects 1st payment date as xx   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Subject is commercial.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value:xx. Tape Value: xx Variance: Variance %: Comment: Note reflects property address street as xx Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application signed by the borrower is missing from the loan documents." * Note data is missing or inaccurate (Lvl 3) "A review of the collateral documents shows that the zip code of the property address is xx however, the appraisal report, hazard insurance, and settlement statement reflect the zip code as xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 78%. Further details not provided. Loan originated xx and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	Not Applicable
79846464	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	$634.83	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	660	Not Applicable	44.270%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. However, it should be with xx.
There is prior mortgage active against the subject property in favor of xx, acting through the Rural Housing Service in the amount of xx which was recorded on xx.
Parcel# xx.
2nd half county taxes for 2022 are due on xx in the amount of xx.
Parcel# xx.
2nd half county taxes for 2022 are due on xx in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $932.33 which was applied for the due date of 9/xx/2023. The current P&I is $693.60 and interest rate is 3.875%. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The UPB is $xxx As per the final application, the borrower has been working at xx as a xx . As per comment dated 4/xx/2023, subject property is occupied by the owner. Covid-19 attestation is located at xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.270% Tape Value: 42.000% |---| 2.270% |----| 2.27000% Comment: Borrower DTI ratio percent 42.000% In audit 44.270% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value xx NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: Current value date 10/xx/2022 NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date xx as per note xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.270%, as the borrower's income is $4,416.67, and total expenses are in the amount of $1,955.27. AUS at closing is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. A xx search shows an estimated value at xx Current UPB xx
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 11/xx/2021 delivered on 11/xx/2021 which is more than 3 business days from initial application date xx Subject loan is a refinance, originated on xx and the SOL is 3 years.

This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date 12/xx/2021 is less than six business days before the consummation date 12/xx/2021. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows excessive cash out-refinance. The loan file shows the subject is a limited cash-out transaction with cash to $601.98. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			646	Not Applicable
18071106	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,007.43	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.650%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	647	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx The chain of the assignments has not been provided. The current assignment is with the original lender xx. However, it should be xx. No active judgments or liens were found. The annual combined taxes for the year 2022 have been paid in the amount of xx on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,615.12 (PITI), which includes the P&I of $1,042.99, which was applied to the due date of 9/xx/2023. The current rate of interest is 7.650% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,615.12 (PITI), which includes the P&I of $1,042.99, which was applied to the due date of 9/xx/2023. The current rate of interest is 7.650% and the current UPB is $xxx As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found regarding the forbearance plan. No damage amount is given in the collection comments. The occupancy of the subject property is unable to be determined. The final and initial applications are missing. The borrower's employment details are not available in the loan file. No information has been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Hazard Insurance	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 78.000% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name as xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2019   Tape Value: 10/xx/2019   Variance: 5 (Days)   Variance %:    Comment: First payment date as 11/xx/2019.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Mortgage type as commercial. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * DSCR is less than 1.00 (Lvl 2) "Net operating income is $17,166.84, annual payments are $18,149.04, and their debt service cover ratio (DSCR) is 0.95, which is less than 1.00." * Missing proof of hazard insurance (Lvl 2) "Valid hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			718	Not Applicable
46736497	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,621.63	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	778	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor ofxx. The chain of assignments is incomplete; the current assignee is xx. No active judgments or liens found. The 2023 combined annual taxes were paid in the amount of xx. The 2023-24 school annual taxes were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,322.88 (PITI), which includes the P&I of $905.10, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.250% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,322.88 (PITI), which includes the P&I of $905.10, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.250% and the current UPB is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The initial and final applications are missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 85.000% |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Variance:    Variance %:    Comment: Borrower name is 'xx'.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 8/xx/2019   Tape Value: 7/xx/2019   Variance: 28 (Days)   Variance %:    Comment: First payment date is 8/xx/2019.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Mortgage type is 'Commercial'. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operative income is $13,804.08 and annual payments (debt service) are $15,657.12 and the debt service cover ratio is 0.88 which is less than 1." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 document is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			801	780
41988470	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,936.50	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.700%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	747	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as nominee for xx. The chain of assignments is not provided. The current assignment is with MERS as a nominee for xx However, it should be with xx. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,513.09 (PITI), which includes the P&I of $945.49, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.700% and The current UPB is $xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,513.09 (PITI), which includes the P&I of $945.49, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.700% and the current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
The employment details are not available as the borrower is not an individual.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 86.000% |---| |----| Comment: DSCR loans borrower DTI ratio not required. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: As per CDA document current value of xx   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per CDA document CDA current value date is 05/xx/2019.   Tape Source: Initial   Tape Type:
																																																																																				Field: First Payment Date Loan Value: 8/xx/2019 Tape Value: 7/xx/2019 Variance: 26 (Days) Variance %: Comment: As per note document first payment date is 08/xx/2019. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is $15,761.40 and annual payments (debt service) is $16,548.48. DSCR ratio is 0.95."	* 1-4 Family Mortgage Rider n/a but Occ/Prop Type suggest it is Required (Lvl 2) "1-4 family rider is missing from the loan documents" * Application Missing (Lvl 2) "Final 1003 is missing from the loan documents." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from loan documents."										Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
77913780	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,513.26	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	796	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx” The chain of assignments is incomplete; the current assignee is “xx” No active judgments or liens found. The 1st, 2nd, and 4th installments of county taxes for 2024 are due in the total amount of xx. The 1st, 2nd, 3rd installments of county taxes for 2023 were paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,658.13 (PITI), which includes the P&I of $814.19, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.000% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,658.13 (PITI), which includes the P&I of $814.19, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.000% and the current UPB is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 72.000% |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower name is xx '.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 10/xx/2019   Tape Value: 9/xx/2019   Variance: 24 (Days)   Variance %:    Comment: First payment date is 10/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is 'Commercial'.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is 'xx, xxx'. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "DSCR is less than $1.00. Net operative income is $17,248.20 and annual payments (debt service) are $18,922.08 and DSCR ratio is 0.91."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing required 1-4 family rider (Lvl 2) "1-4 family rider is missing from the loan documents." * Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	Not Applicable
23274731	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,628.76	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.400%	360	xx	xx	Commercial	ARM	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	No	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx The chain of the assignments has not been provided. However, the current assignment is with an original lender xx. No active judgments or liens were found. The 1st installment of city taxes for 2023/2024 is paid in the total amount of xx. The 2nd, 3rd and 4th installments of city taxes for 2023/2024 were due in the total amount of xx on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,180.10 (PITI), which includes the P&I of $830.67, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.400% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,180.10 (PITI), which includes the P&I of $830.67, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.400% and the current UPB is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
The final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider ARM Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 66.000% |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower name is 'xx '.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2019   Tape Value: 10/xx/2019   Variance: 28 (Days)   Variance %:    Comment: First payment date is 11/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is 'ARM'.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Mortgage type is 'Commercial'. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Tape shows DTI 66%. Further details not provided. Loan originated xx and the 3 year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl 2)     "ARM rider is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "Prepayment penalty rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			791	Not Applicable
15388917	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,056.75	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	276	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
The assignment chain has not been completed. The current mortgage is with xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx originated on xx which was recorded on xx.
No active judgments or liens were found.
The annual installment of combined taxes for 2022 was paid in the amount of xx.
The annual installment of school taxes for 2022 was paid in the amount of xx.
The annual installment of county taxes for 2022 MUD #6 was paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $8,008.89 (PITI), which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $866.44 with an interest rate of 4.250%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $8,008.89 (PITI), which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $866.44 with an interest rate of 4.250%. The current UPB is reflected on tape in the amount of $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 09/xx/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been working at xx as a xx for 8 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value xx NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value date xx Na   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: VA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type Convenctional As per document xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: $0.00   Variance: xx   Variance %:    Comment: Original appraisal value $0.00 As per document xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 cash out other as per document No cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 Cash out in audit Refinance   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date xx as per note xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan was not disclosed within 3 business days form initial application date xx and disclosed 11/xx/19. Infinity's CE report also failed Initial LE estimate delivery and timing test. Initial LE dated 11/xx/2018 delivered on 11/xx/2018 which is more than 3 business days from initial application date xx * MI, FHA or MIC missing and required (Lvl 3) "VA loan guaranty certificate is missing from the loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount.

This loan has failed Prohibited fees test:  Loan data - $100.00.  Comparison data - $0.00.  Variance - +$100.00
Prohibited Fees Test Inclusion
Attorney's Fee (Closing Agent Only) paid by Borrower: $100.00

This loan contains a value for one, but not both of the following fields: The loan is a VA interest rate reduction refinance loan (RRRL), but the unpaid principal balance was not provided. The unpaid principal balance is necessary to correctly calculate the 1% loan origination fee threshold for VA IRRRL loans."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date 10/xx/2018. Subject loan is a refinance, originated on xx and the SOL is 3 year."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan document."
																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report at origination is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			793	Not Applicable
66274793	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,796.98	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.450%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender, xx.
No active judgments or liens were found.
The annual installment of county taxes for 2023 was paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,097.15 (PITI), which includes the P&I of $780.19, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.450% and The current UPB is $xx.	Collections Comments:The current status of the loan is current. According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,097.15 (PITI), which includes the P&I of $780.19, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.450% and the current UPB is $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 84.000% |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows Borrower Last Name is xx as per the Note document is N/A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 10/xx/2019   Tape Value: 9/xx/2019   Variance: 12 (Days)   Variance %:    Comment: Seller tape shows First payment date is 9/xx/2019 as per the Note document is 10/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan documents."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 84%. Further details not provided. Loan originated xx and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65456307	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	No	Not Applicable	Second	$0.00	$2,895.98	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.100%	360	xx	xx	Commercial	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “MERS as nominee for xx.
The chain of assignments has not been provided. The subject mortgage is currently assigned to xx.
There is a prior mortgage against the subject property that was originated on xx with the lender xx in the amount of xx which was recorded on xx.
The annual county taxes for 2022 were paid in the total amount ofxx
No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $955.51 (PITI), which includes the P&I of $636.29, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.100% and the current UPB is $xx.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $955.51 (PITI), which includes the P&I of $636.29, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.100% and the current UPB is $xxx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Final application is missing. Hence, unable to confirm the current employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 85.000% |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: A xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 12/xx/2019   Tape Value: 11/xx/2019   Variance: 27 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* Mortgage - Missing required ARM Rider (Lvl 3) "ARM rider is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 85%. Further details not provided. Loan originated xx and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31214900	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,524.45	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.400%	360	xx	xx	Commercial	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as nominee for xx The chain of assignments is not provided. The current assignment is with the MERS as a nominee for xx. However, it should be with xx. There is an active prior mortgage against the subject property in favor of xx for the amount of xx which was recorded on xx. No active lien and judgment have been found. The annual water charges for 2023 have been delinquent for the amount of xx which are payable on xx.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,535.60 (PITI), which includes the P&I of $656.78, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.400% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,535.60 (PITI), which includes the P&I of $656.78, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.400% and the current UPB is $xxx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No  comments related to damage to the subject property have been observed.
The employment details are not available as the borrower is not an individual.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 84.000% |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: The amortization type is fixed.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: The mortgage type is conventional. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 84%. Further details not provided. Loan originated xx and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			760	Not Applicable
45225854	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,292.56	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.490%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx. The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx. No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2022 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,132.45 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xxx. The current P&I is $601.19 and the interest rate is 5.490%.	Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,132.45 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xxx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
Unable to confirm the current employment details as the borrower is not an individual.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Prepayment Penalty Rider	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 7/xx/2019   Tape Value: 6/xx/2019   Variance: 7 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 86%. Further details not provided. Loan originated xx and the 3 year SOL has expired." * Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2404	Not Applicable
80799056	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,620.32	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.200%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx The chain of the assignments has not been provided. The current assignment is with the original lender xx. However, it should be xx. No active judgments or liens were found. The annual county taxes for the year 2022 have been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $905.42 (PITI), which includes the P&I of $591.65, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.200% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $905.42 (PITI), which includes the P&I of $591.65, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.200% and the current UPB is $xxx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
The final and initial applications are missing. The borrower's employment details are not available in the loan file.
No information has been found stating the borrower’s income was impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 45.000% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2019   Tape Value: 10/xx/2019   Variance: 20 (Days)   Variance %:    Comment: 11/xx/2019   Tape Source: Initial   Tape Type:
																																																																																				Field: Loan Amortization Type Loan Value: ARM Tape Value: Fixed Variance: Variance %: Comment: Arm Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 45%. Further details not provided. Loan originated xx and the 3 year SOL has expired." * Missing required 1-4 family rider (Lvl 2) "1-4 rider is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			703	Not Applicable
72152839	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	Unavailable	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,153.11	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.600%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx in the amount of xx in the favor of MERS as nominee for xx, which was recorded on xx. The chain of assignments is incomplete. The mortgage is currently with MERS as nominee for xx. It should be with xx. There is a civil judgment found against the subject borrower in favor of xx” that was recorded on xx. The amount of judgment was not available. 1st and 2nd county taxes for 2021-2022 have been paid in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $841.10 (PITI), which includes the P&I of $597.78, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.600% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.

According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $841.10 (PITI), which includes the P&I of $597.78, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.600% and the current UPB is $xxx.

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

No damages have been found.

Unable to confirm the current employment details as the borrower is not an individual.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 74.000% |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects, borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 11/xx/2019   Tape Value: 10/xx/2019   Variance: 26 (Days)   Variance %:    Comment: Note reflects, first payment date is 11/xx/2019.   Tape Source: Initial   Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: Mortgage, Note and title reflects loan is commercial. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final loan application is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows DTI 74%. Further details not provided. Loan originated xx and the 3 year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			727	Not Applicable
23887286	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$754.60	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	734	49.714%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx. The chain of the assignments has not been provided. However, the current assignment is with lender, “MERS as nominee for xx”. However, it should be with "xx". No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 9/xx/2023, which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is $364.84 and PITI is $628.42. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 9/xx/2023, which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is $364.84 and PITI is $628.42. The UPB reflected as per the payment history is $xxx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx for the period 10/xx/2017 to 2/xx/2020. Later, the borrower started working at xx for the period 9/xx/2020 to 7/xx/2021. Currently, the borrower joined xx on 10/xx/2021 as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.714% Tape Value: 49.710% |---| 0.004% |----| 0.00400% Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows QM/Trid compliance issues, and the loan does not meet the points and fees test. Infinity CE also failed the QM/Trid points and fees tests. Further details were not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     ""This loan failed the Kansas license validation test. Kansas K.S.A. 9-2201 requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a Kansas Mortgage Company license. The office of the State Bank Commissioner of Kansas has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a xx Lender license."

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $3,628.00 exceeds fees threshold of $3,445.00 over by +$183.00.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $2,033.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test due to,
Loan estimate dated 12/xx/2021 reflects Points - Loan Discount Fee at $1,133.00. However, CD dated 3/xx/2022 reflects Points - Loan Discount Fee at $2,033.00.
Loan estimate dated 12/xx/2021 reflects Appraisal fee at $450.00. However, CD dated 3/xx/2022 reflects Appraisal fee at $900.00. and
Loan estimate dated 12/xx/2021 does not reflects Appraisal Re-Inspection fee. However, CD dated 3/xx/2022 reflects Appraisal Re-Inspection fee at $215.00.
This is a cumulative increase in fee of +$1,565.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx and the 3 year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE QM points and fees test due to fees charged $3,628.00 exceeds fees threshold of $3,445.00 over by +$183.00.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $2,033.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 01/xx/2022 and the loan closed on 03/xx/2022. No lock extension found."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.71% as the borrower’s income is $7,233.05 and total expenses are in the amount of $3,595.83 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.71%."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			728	731
11827937	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	No	Not Applicable	First	$0.00	$839.52	06/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.850%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2022	xx	Not Applicable	5.750%	$929.44	10/xx/2022	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx” The chain of assignments is incomplete; the current assignee is xx. There is civil judgment found against the subject property in favor of xx in the amount of xx which was recorded on xx. The annual combined taxes for 2023 is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is currently 3 months delinquent with the loan, and the next due date is 06/xx/2023. The last payment was received on 06/xx/2023 in the amount of $1,065.61 which was applied for the due date of 05/xx/2023. The current monthly P&I is $929.44 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 09/xx/2023, the borrower is currently 3 months delinquent with the loan, and the next due date is 06/xx/2023. The last payment was received on 06/xx/2023 in the amount of $1,065.61 which was applied for the due date of 05/xx/2023. The current monthly P&I is $929.44 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $xxx.
As per the servicing comment dated 06/xx/2023, the reason for default is excessive obligation.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
This modification agreement made between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is $xxx. The modified monthly P&I of $929.44 with a modified interest rate of 5.750% starting on 10/xx/2022 and continuing until the new maturity date of xx.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated 06/xx/2023, the property is owner-occupied.
As per servicing comment dated 03/xx/2022, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement made between the borrower xx shows the new modified unpaid principal balance is $xxx. The modified monthly P&I of $929.44 with a modified interest rate of 5.750% starting on 10/xx/2022 and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount. This modification document is not signed by the borrower and the lender.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections, < 60 Days |---| |----| Comment: Collections, 60-119 Days Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 8/xx/2022   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 268   Variance: -28   Variance %: -10.44776%   Comment: 240   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: 0.00100%   Variance %: 0.00100%   Comment: 10.85000%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: 1/xx/2031   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Modular Housing Variance: Variance %: Comment: Manufacture Housing Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan is unable to test compliance as the final HUD-1 is missing from the loan documents." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx"
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure.
2. Priority of Security Instrument Disclosure.
3. Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. Appraisal report is missing. However, updated title report dated 09/xx/2023 located at xx the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at xx  reflecting that the home is affixed with permanently to the land. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			591	548
88142626	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,125.97	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.850%	360	xx	xx	Conventional	Fixed	Cash Out	xx	Unavailable	Streamline Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/xx/2019	xx	Not Applicable	4.500%	$257.48	05/xx/2019	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx.”
The chain of assignments is incomplete; the current assignee is xx instead of “xx”.
There is civil judgment found against the subject borrower in favor of xx in the amount of xx which was recorded on xx.
There are two hospital liens found against the subject borrower in the total amount of $0.00 filed by different plaintiffs & recorded on xx
There is Muni/City/Code lien found against the subject property in favor of xx in the amount of xx which was recorded on xx.
The annual combined taxes for 2022 were paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $645.98 which was applied for the due date of 09/xx/2023. The current monthly P&I is $257.48 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $645.98 which was applied for the due date of 09/xx/2023. The current monthly P&I is $257.48 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xxx.
No evidence has been found regarding the current/prior foreclosure proceedings.
According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case#xx. The bankruptcy was dismissed on xx and also got terminated on xx. The date of last filing bankruptcy was xx. No more evidence is available regarding current bankruptcy status.
As per the BPO report, the subject is in fair condition and may need ac repair or replacement or some exterior maintenance. The total estimate was $1000.00.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case#xx. As per voluntary petition schedule D (Doc# 1) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is $xx. The POC (Doc#6-1) was filed by the creditor xx for the secured claim amount of $xx and the amount of arrearage is $0.00. The approved chapter 13 (Doc #22) plan was filed on xx. The borrower has promised to make monthly mortgage payment in the amount of $xx per month with interest 30% for 60 months to the trustee under the chapter 13 plan. The bankruptcy was dismissed on xx and also got terminated on xx. The date of last filing bankruptcy was xx. No more evidence is available regarding current bankruptcy status.	This modification agreement signed between the borrower xx shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of $257.48 with a modified interest rate of 4.500% starting on 05/xx/2019 and continuing until the new maturity date of xx As per modification agreement, the lender has forgiven principal in the amount of $686.50.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission Title Evidence	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: 3/xx/2014   Tape Value: 11/xx/2011   Variance: 848 (Days)   Variance %:    Comment: 3/xx/2014   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 75.000%   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 11/xx/2018   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 7/xx/2007   Tape Value: 7/xx/2007   Variance: 10 (Days)   Variance %:    Comment: 7/xx/2007   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.85000%   Tape Value: 4.50000%   Variance: 6.35000%   Variance %: 6.35000%   Comment: 10.8500%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan is unable to test compliance as the final HUD-1 is missing from the loan documents." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file." * Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx, which states that the original note has been misplaced or destroyed. However, a duplicate copy of the note is available in the loan file."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			570	Not Applicable
82357811	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,513.70	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	49.774%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx
The chain of the assignments has not been provided. The current assignment is with the original lender, xx However, it should be "xx”.
There is an UCC lien against the borrower in favor of xx in the amount of $0.00, which was recorded on xx.
The first installment of county taxes for the year 2022 has been paid in the amount of xx.
The second installment of county taxes for the year 2022 has been paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 08/xx/2023. The last payment was received on 09/xx/2023 in the amount of $4,612.59, which was applied for the due date of 07/xx/2023. The current monthly P&I is $2,032.30 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 08/xx/2023. The last payment was received on 09/xx/2023 in the amount of $4,612.59, which was applied for the due date of 07/xx/2023. The current monthly P&I is $2,032.30 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the servicing comment dated 06/xx/2023, the reason for default is curtailment of income.
No information has been found related to damage or repairs.
As per the servicing comment dated 04/xx/2023, the subject property is owner-occupied.
As per the final 1003, the borrower joined cc on 06/xx/2021 and has been working as an cc for 3 months. Prior employment details are not available.
No information has been found stating the borrower’s income was impacted by COVID-19.
The loan originated on 10/xx/2021, and the COVID-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.774% Tape Value: 47.393% |---| 2.381% |----| 2.38100% Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 12/xx/2022 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 31 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 49.77%. The tape shows borrower income was incorrectly calculated, and undisclosed liability was not included in the DTI calculation, which may push the DTI higher. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Flood Certification - Single Charge or Life of Loan. However, CD dated 10/xx/2021 reflects Flood Certification - Single Charge or Life of Loan at $8.00. This is an increase in fee of $8.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.77% as the borrower’s income is $8,787.00 and total expenses are in the amount of $4,373.66 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.77%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			512	Not Applicable
86644935	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	$5,343.34	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.742%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	43.526%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx. The chain of the assignments has not been provided. However, the current assignment is with an original lender xx. However, it should be "xx.” No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023-24 are due in the total amount of xx . No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,575.98, which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,990.15 with an interest rate of 2.742%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,575.98, which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,990.15 with an interest rate of 2.742%. The current UPB reflected as per the payment history is $xxx
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx, and the COVID-19 attestation is located at xx.
As per the final application, the borrower has been the owner of xx for 9.7 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.526% Tape Value: 43.530% |---| -0.004% |----| -0.00400% Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 43.53%. The tape shows the lender omitted the debt in the DTI calculation and the cash to close requirement as $xx DU reflect total available assets of $133,949.59. The cash to close requirement was satisfied, but the tape shows insufficient assets to close. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active and will expire in December 2023."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.526%, the borrower’s income is $8,376.86 and total expenses are in the amount of $3,646.09 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible with a DTI of 43.53%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			793	Not Applicable
179897	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	$12,084.53	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.940%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	660	42.605%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. However, it should be with xx.
There is code enforcement lien found against the subject property in the favor of the xx in the amount of $0.00 and recorded on xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx originated on xx which was recorded on xx with the instrument xx
The 2022 combined annual taxes were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,026.57 which was applied for the due date of 09/xx/2023. The current monthly P&I is $2,026.57 with an interest rate of 2.940%. The current UPB reflected as per the payment history is $xx.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,026.57 which was applied for the due date of 09/xx/2023. The current monthly P&I is $2,026.57 with an interest rate of 2.940%. The current UPB reflected as per the payment history is $xxx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per final application, the borrower has been working at xx as an xx for 3.6 years.
No information has been found stating the borrower’s income was impacted by COVID-19.
The loan originated on xx. However, COVID-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Lender Credits That Cannot Decrease Test due to, Loan estimate dated 12/xx/2020 reflect Lender Credit at $3,614.00. However, CD dated 1/xx/2021 reflects Lender Credit at $0.00. This is decrease in fee of +$3,614.00 for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents. Subject loan is Refinance case, originated on xx and the 3 year SOL is active." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42.60%. Tape shows that the borrower was unemployed at the time of closing. Borrower defect. The subject loan was originated on xx and the 3-year SOL is active."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			727	712
68000554	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,887.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	39.038%	First	Final policy	Not Applicable	Not Applicable	01/xx/2023	xx	Not Applicable	2.750%	$1,575.41	02/xx/2023	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on xx.
The chain of assignments has not been provided. Currently, the subject mortgage is with the original lender, xx. However, the last assignee should be “xx”.
No active judgments or liens have been found.
The second installment of 2023 county taxes is due on xx
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $2,165.76 (PITI) which was applied to the due date of 9/xx/2023. The current P&I is $1575.41, and the rate of interest is 2.75%. The current UPB is $xx.	Collections Comments:The loan is current.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
As per the collection comment dated 10/xx/2022, the borrower's income was impacted by Covid-19. The FB plan ran and was extended several times starting from 9/xx/2021. Further details not provided.
The loan was modified on xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the owner of xx for 6 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. As per the modified terms, The UPB is $xx. The borrower promised to pay the modified UPB with a fixed interest rate of 2.75% in monthly installments of $1575.41 (P&I). The new maturity date will be xx	Appraisal (Incomplete)	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value at $721K. Current UPB $453K."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22517943	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,275.72	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	37.134%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender “MERS as nominee for xx instead of “xx”
According to the updated title report dated xx, there are three state tax liens found against the subject property in favor of xx in the amount of xx. All were recorded on different dates, Which were prior to the subject mortgage.
The 1st installment of county taxes for 2022 is paid in the total amount of xx.
The 2nd installment of county taxes for 2022 is paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $2,040.38 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,510.49 and the interest rate is 2.750%.	Collections Comments:Collections Comments: The loan is performing.
According to the latest payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $2,040.38 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xxx The current P&I is $1,510.49 and the interest rate is 2.750%.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final application, the borrower has been self-employed (owner) of xx. for 6 years.
The subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
The loan was originated on xx and the Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 37% DTI. Tape shows the income not documented, borrower is self employed. Lender defect, further details not provided. Subject loan originated on xx and 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			660	Not Applicable
89283594	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,228.10	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.957%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	732	21.781%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx. The chain of the assignments has not been provided. However, the current assignment is with an original lender xx. It should be with “xx”. No active judgments or liens found. The 2022 combined annual taxes were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,505.25 which was applied for the due date of 09/xx/2023. The current monthly P & I is $1,505.25 with an interest rate of 2.975%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,505.25 which was applied for the due date of 09/xx/2023. The current monthly P & I is $1,505.25 with an interest rate of 2.975%. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the servicing comment dated 07/xx/2023, the subject property was damaged due to wind or hail on 4/xx/2023. The claim was filed for an amount of $xxx. No further details have been found regarding damages or repairs. Hence, unable to determine whether repairs are completed or not.
As per servicing comment dated 09/xx/2023 the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx as a xx since 03/xx/2019.
The loan was originated on xx and the covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: xx   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per final documents purpose of refinance is no cash out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: xx Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the mortgage represents a cash-out mortgage instead of a no-cash out mortgage, which renders this loan ineligible." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$34,761.44	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	711
50402600	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,356.12	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	44.947%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx in the amount of xx in the favor of xx, which was recorded on xx The chain of assignments is incomplete. The mortgage is currently with xx. It should be with xx. No active judgments or liens against the borrower or subject property. Annual combined taxes for 2023 have been due in the amount of xx. No prior year delinquent taxes have been found.	As per review of the latest payment history as of 9/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on 9/xx/2023 in the amount of $1,781.87 with an interest rate of 2.990% and P&I is $1,100.03 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

As per review of the latest payment history as of 9/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on 9/xx/2023 in the amount of $1,781.87 with an interest rate of 2.990% and P&I is $1,100.03 for the due date of 9/xx/2023. The next due date is 10/xx/2023. The current UPB reflected is in the amount of $xxx

As per the final 1003, the borrower has been working at xx
As per comment dated 11/xx/2022, the subject property is located in a xx.

The loan was originated on xx. However, covid-19 attestation is missing from the loan file.

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

No damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.947% Tape Value: 44.950% |---| -0.003% |----| -0.00300% Comment: Seller tape shows DTI Ratio percent is 44.950% as per the latest AUS document is 44.947%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 229   Variance: 131   Variance %: 57.20524%   Comment: Seller tape shows Loan original maturity term months is 240 as per the Note document is 360.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: Seller tape shows MI Company name is other, as per the document is xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: 0.36363%   Comment: Seller tape shows Original appraised value is xx as per the document is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 3986 (Days) Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents." * Property Marketability Issues (Lvl 3) "The tape shows comparables selected are not similar to the subject property and comp# 2 and 3 are far away from the subject property and the comps used are superior in terms of lot size, design, room count, GLA. A Realtor search shows an estimated value of $345,000. Current UPB $242,883.57."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect appraisal review fee. However, final CD dated xx reflects appraisal review fee at $175.00. This is an increase in fee of $175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.947% as the borrower’s income is $8,630.75 and total expenses are in the amount of $3,879.28 and the loan was underwritten by DU (xx and its recommendation is Approve/Eligible with a DTI of 44.947%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	Not Applicable
52748619	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,376.55	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	773	Not Applicable	46.681%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx in the amount of xx in the favor of xx, which was recorded on xx under xx . The chain of assignment is not found. No active liens or judgments were found against the borrower or subject property. The combined taxes for 2023 have been paid in amount of xx and combined taxes for 2023 are due on 02/xx/2024 in the amount of xx. No prior-year delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,017.66, which was applied for the due date of 9/xx/2023. The current P&I is $902.39, and the current PITI is $1,017.66, with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the payment history as of 9/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx The loan is performing. No modification and forbearance details are available in recent collection comments. No foreclosure activity has been found. No details were found regarding Covid-19 and damage. As per Pacer, the borrower has not filed bankruptcy. As per the final 1003, the borrower has been the owner of xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 46.681% Tape Value: 68.348% |---| -21.667% |----| -21.66700% Comment: Seller tape shows DTI Ratio percent is 68.348% as per the latest LP document is 46.681%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2022   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Investor Variance: Variance %: Comment: Seller tape shows Occupancy at origination is Investor, as per the document is Secondary. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The tape data shows the subject loan is a cash-out refinance of a second home. The subject loan application also indicates that borrower's primary residence is a rental, paying $2000 per monthly. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 08/xx/2021 reflects the sum of Section C fees and Recording fee at +$1,956.00. However, CD dated 11/xx/2021 reflects the sum of Section C and Recording fee at $2,239.72.This is a cumulative increase of $88.12 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 years.

Loan failed charges that cannot increase 0% tolerance test due to, Loan estimate dated 08/xx/2021 does reflect Appraisal Fee $700.00.However, CD dated 11/xx/2021 reflects Appraisal Fee at $1,175.00. This is increase in fee of $ +475.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47%. The tape shows borrower rental payments were not verified, which may push DTI higher. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.68% as the borrower’s income is $7,752.00 and total expenses are in the amount of $3,619.15 and the loan was underwritten by LP (xx) and its recommendation is Accept/Eligible with a DTI of 46.68%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	Not Applicable
94625489	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$616.85	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	34.526%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 9/xx/2023, the subject mortgage was originated on xx in the amount of xx in the favor of xx, , which was recorded on 01/xx/2022 under Instr# xx. The chain of assignment is not found. No active liens or judgments were found against the borrower or subject property. The combined taxes for 2023 have been paid in the total amount of $308.42 on 08/xx/2023 and combined taxes have been due in the amount of $308.42 on 02/xx/2024. No prior-year delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $936.59, which was applied for the due date of 8/xx/2023. The current P&I is $763.14, and the current PITI is $936.59, with an interest rate of 2.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the payment history as of 9/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx
The loan is performing. No modification details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding damage.
As per servicing comment dated 9/xx/2022, borrower's income is impacted by Covid-19.  As per servicing comment dated 9/xx/2022, the fb plan from 10/xx/2022 to 3/xx/2023. The employment details are not available on final 1003 document.
As per Pacer, the borrower has not filed bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.526% Tape Value: 42.487% |---| -7.961% |----| -7.96100% Comment: Borrower DTI ratio percent as 34.526%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -181 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: xx   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 as xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $6,007.08 exceeds fees threshold of $5,491.83 over by +$515.25.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $3,325.00
Points - Loan Discount Fee paid by Borrower: $1,627.08
Underwriting Fee paid by Borrower: $1,055.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 10/xx/2021 does not reflect mortgage broker fee. However, CD dated 01/xx/2022 reflects mortgage broker fee at $3,325.00.
Loan estimate dated 10/xx/2021 does not reflect points - loan discount fee. However, CD dated 01/xx/2022 reflects points - loan discount fee at $1,627.08.
This is a cumulative increase of $4,952.08 for charges that in total cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the SOL is 3 years.

TRID violation due to decrease in lender credit in initial closing disclosure dated 12/xx/2021. Initial LE dated 10/xx/2021 reflects lender credit at $131.00. However, final CD dated 01/xx/2022 reflects lender credit at $0.00. This is decrease of $131.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance, originated on xx and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,007.08 exceeds fees threshold of $5,491.83 over by +$515.25.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $3,325.00
Points - Loan Discount Fee paid by Borrower: $1,627.08
Underwriting Fee paid by Borrower: $1,055.00."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			619	Not Applicable
63422751	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,118.90	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	763	801	28.805%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and was recorded on 10/xx/2020 in the amount of $xx in favor of xx The chain of the assignments has not been provided. However, the current assignee is xx instead of "xx.” No active judgments or liens found. The 1st installment of county taxes for 2022 was paid in the total amount of $4,403.69 on 05/xx/2023. The 2nd installment of county taxes for 2022 is due in the total amount of $4,403.68 on 10/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,470.27 which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,470.27 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,470.27 which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,470.27 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been the owner of xx
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 28.805% Tape Value: 29.000% |---| -0.195% |----| -0.19500% Comment: As per Tape data, Post Close DTI is 29.000%. However Final Application documents reflect as 28.805%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Note reflects property address street is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Note reflects dtated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender credit on closing disclosure dated xx Initial LE dated 07/xx/2020 reflects Lender Credit at $1,954.00, however Final CD dated xx reflects Lender credit at $57.33. This is decrease of $1,896.67 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on xx the SOL is 3 year." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 29%. Tape shows the signed P&L statement and business bank statement for BWR and BWR2 SE businesses are missing from the loan file. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	781
53099467	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,425.24	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	784	49.420%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated onxx in the amount of xx in favor of “xx which was recorded on 08/xx/2021. The chain of assignments has not been provided. The mortgage is currently with the original lender xx. However, it should be with “xx”. No active judgments or liens have been found. The annual county taxes for 2023 are due in the total amount of $2,017.63. No delinquent taxes have been found for the prior year.	According to the payment history as of 9/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $755.11 with an interest rate of 2.875% which was applied for the due date of 9/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $755.11 with an interest rate of 2.875% which was applied for the due date of 9/xx/2023. The current UPB is $xxx
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx, the borrower was not employed with qualifying employer prior to closing. Further details not provided.
As per the final application, the borrower has been co-owner of xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock dated on xx is missing from the loan documents. AS per LE the loan is locked on xx However, the available rate lock agreement is dated on xx which is consummation date." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.420%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed Lender credits that cannot decrease test. Initial LE dated xx reflects Lender credits at $3,134.00. However, final CD dated xx reflects Lender credits at $0.00. This is decrease of $3,134.00 for charges that cannot decrease test. COC for decrease in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.42% as the borrower’s income is $7,222.64 and total expenses are in the amount of $3,569.41 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.42%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			756	Not Applicable
61123853	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,850.24	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	709	Not Applicable	41.254%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on 04/xx/2021 in the amount of $xx in favor of “MERS as nominee for xx”. The chain of the assignments has not been provided. However, the current assignment is with lender, “MERS as nominee for xx”. However, it should be with "xx". No active liens and judgments have been found against borrower and property. The second installment of combined taxes for 2023 is due in the amount of $948.84.	According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 8/xx/2023, which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is $1,496.37 and PITI is $1,806.76. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 8/xx/2023, which was applied for the due date of 9/xx/2023 and the next due date for payment is 10/xx/2023. The P&I is $1,496.37 and PITI is $1,806.76. The UPB reflected as per the payment history is $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: As per application property type is secondary home.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: As per note maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed late fees test due to the maximum alloxxle late fees are 5% of the unpaid amount of the installment, not to exceed $30. However, if the Date Creditor Received Application Date is before June 12, 2015, then the maximum alloxxle late fees are 5% of the unpaid amount of the installment, not to exceed $15"
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows property ineligible. The property consists of two lots that are on one parcel ID for tax purposes, but the lots are not adjoined. Further details not provided. Elevated for client review. Zillow search shows an estimated value at $321,200. Current UPB $156,665.26."			Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			795	Not Applicable
68353712	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,118.29	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	25.515%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/xx/2023, the subject mortgage originated on xx and was recorded on 06/xx/2021 in the amount of $xx in favor of “xx.” The chain of assignments has not been completed. The current mortgage is with xx” However, it should be with “xx”. No active judgments or liens were found. The 2022 combined annual taxes were paid in the amount of $2,118.29 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1,132.42, which was applied for the due date of 09/xx/2023. The current monthly P&I is $542.53 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1,132.42, which was applied for the due date of 09/xx/2023. The current monthly P&I is $542.53 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $xxx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the latest photo addendum located at “xx, the subject property needs repairs view on renovation, bedroom & view on renovation repair work, and a water pipe line that also needs renovation repair work. No details are available regarding the estimated repair cost.  However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments
As per seller tape data, the property is owner-occupied.
As per the final 1003 application, the borrower was previously working at xx.
The loan was originated on xx and the covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value xx NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value date xx Na Tape Source: Initial Tape Type: Field: MI Company Loan Value: Other Tape Value: xx Variance: Variance %: Comment: MI Company xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is "as is". However, the appraiser comments show the subject property is being renovated at an estimated cost of $15,000. A 1004D report confirming the completion of repairs is missing from the loan documents. The final CD does not reflect any escrow holdback."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 years." * Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 25.51%. Tape shows the BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			729	Not Applicable
71288808	xx	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$733.52	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	41.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in favor of MERS as nominee for xx. The chain of assignments is not provided. The current assignment is with MERS as nominee for xx,However, it should be with xx. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of P&I $298.86, which was applied to the due date of 9/xx/2023. The current rate of interest is 2.99% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 5/xx/2023, the subject property was occupied by the owner. Appraisal report shows 'as is' conditions. However, photo addendum shows sheetrock repair and estimate cost to cure is not available in loan file. CCs do not show any damage.
As per the application, the borrower has been receiving income from social security.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report shows 'as is' conditions. However, photo addendum shows sheetrock repair and estimate cost to cure is not available in loan file. Updated 1004D is missing from the loan documents and final CD does not reflect escrow holdback amount." * Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 41%. The tape shows lender used borrower SSI grossed up and Freddie Mac would not be accepted. BWR is on SSI and has been 0X30 since inception. Further details were not provided. Lender defect. Subject loan originated on xx and the 3 year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			646	Not Applicable
72726908	xx	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,183.50	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	674	689	44.053%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on 12/xx/2020 in the amount of $xxv with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
There is an active prior mortgage originated on 09/xx/2005 in the amount of xx with MERS as nominee for The xx. (a xx and it was recorded on 09/xx/2005.
The 1st installment of county taxes for 2022-2023 is paid in the total amount of $1,591.75 on 12/xx/2022.
The 2nd installment of county taxes for 2022-2023 is paid in the total amount of $1,591.75 on 04/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,117.61 which was applied for the due date of 09/xx/2023. The current monthly P&I is $2,117.61 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:Collections Comments: The loan is performing.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,117.61 which was applied for the due date of 09/xx/2023. The current monthly P&I is $2,117.61 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xxx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per final application, the borrower has been the owner of xx.
The subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.053% Tape Value: 44.050% |---| 0.003% |----| 0.00300% Comment: As per calculation DTI is 44.053%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $2,710.22. This is an increase in fee of $2,710.22 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the SOL of 3 year is active."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.05%. The tape shows DU ineligible with 47.29%. Post-close DU is approved eligible with a DTI of 44.05. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active and will expire in December 2023."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.05% as the borrowers' income is $6,844.57 and total expenses are in the amount of $3,015.23 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 44.05%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	709
12344274	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,794.28	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	685	702	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx and recorded on 10/xx/2022 with the lender MERS as nominee for xx for the amount of $xx. The chain of assignments has been completed. Currently, the assignment is with the original lender xx. However, it should be with xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of combined taxes for 2023/2024 are due in the amount of $1,794.28. No prior year’s delinquent taxes have been found.	According to the tape as of 8/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The date of the last payment received is not available. The unpaid principal balance is $xx.	Collections Comments:The loan is currently performing, and the next due date is 10/xx/2023. The date of the last payment received is not available. The unpaid principal balance is $xxx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. Unable to confirm the current employment details as the borrower is not an individual. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Credit Application Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 middle name asxx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name as xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name as xx.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.23   Tape Value: 1.42   Variance: -0.19   Variance %: -13.38028%   Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan documents." * Condo / PUD rider Missing (Lvl 3) "PUD rider is missing from the loan files." * Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			749	Not Applicable
36951580	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,443.95	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	759	Not Applicable	47.040%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 09/xx/2023 , the subject mortgage was originated on xx in the amount of xx in the favor of nominee for xx, In, which was recorded on 05/xx/2022 under Instr#xx. The chain of assignment is not found. No active liens or judgments were found against the borrower or subject property. The combined taxes for 2022 have been paid in the total amount of $2,443.95 on 12/xx/2022.
No prior-year delinquent taxes have been found.
According to the payment history as of 9/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,345.95, which was applied for the due date of 9/xx/2023. The current P&I is $944.29, and the current PITI is$1,345.95, with an interest rate of 6.00%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the payment history as of 9/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx
The loan is performing.
No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding Covid-19 and damage.
As per Pacer, the borrower has not filed bankruptcy.
 As per the final 1003, the borrower is owner of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.040% Tape Value: 49.024% |---| -1.984% |----| -1.98400% Comment: Borrower DTI Ratio Percent is 47.040% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.424%   Tape Value: 19.376%   Variance: 10.048%   Variance %: 10.04800%   Comment: Housing Ratio per U/W is 29.424%   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 8 (Days) Variance %: Comment: Last payment received date is Not Applicable Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the appraisal did not provide appropriate comparables to support the appraised value of $176K in May 2020. The review of the appraisal report shows that the comparables selected are not similar in terms of property age, room count, GLA, and additional amenities. The sales price of comp #1, #2 and #3 does not bracket the subject property valued at xx A Realtor.com search shows an estimated value of xx Current UPB $155K."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Document Preparation Fee. However, CD dated xx reflects Document Preparation Fee at $475.00. This is an increase in fee of $475.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.04% as the borrower’s income is $12,840.83 and total expenses are in the amount of $6,040.27 and the loan was underwritten by DU (xx and its recommendation is “Approve/Eligible” with a DTI of 48.80%."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48061353	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,514.36	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	702	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023, shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx
The chain of assignments has not been completed. The current mortgage is with xx. However, it should be with xx.
There is one junior partial claim mortgage against the subject property originated on 01/xx/2022 in favor of the xx in the amount of $xx which was recorded on 01/xx/2022. Per PT, this was not a severe alert showing lien impairment; the subject is in a first lien position.
No active judgments or liens were found.
The 1st and 2nd installments of combined taxes for 2022-2023 were paid in the total amount of $1,514.36 on 02/xx/2023 and 06/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/xx/2023, the borrower is current with the loan, and the next due date is 09/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1,220.10 which was applied for the due date of 08/xx/2023. The current monthly P&I is $981.01 with an interest rate of 2.75% and the current UPB is $224637.98.	Collections Comments:The current status of the loan is current. According to the payment history as of 08/xx/2023, the borrower is current with the loan, and the next due date is 09/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1,220.10, which was applied for the due date of 08/xx/2023. The current monthly P&I is $981.01 with an interest rate of 2.75%, and the current UPB is $xxx As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. As per the servicing comment dated 08/xx/2021, the reason for the default is curtailment in income. As per the servicing comment dated 08/xx/2021, the borrower was on the COVID-19 forbearance plan that was extended several times and most recently ended on 07/xx/2022. No information has been found related to damage or repairs. As per the servicing comment dated 03/xx/2021, the property is owner-occupied. The loan was originated on xx. As per final 1003, the borrower was previously working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Note Origination Appraisal	Field: Age of Loan Loan Value: 35 Tape Value: 37 |---| -2 |----| -5.40540% Comment: Note reflects age of loan as 35 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Loan amount: xx xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment: Note reflects date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Loan amount: xx xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The subject loan was originated on xx An digital copy of note is available in the loan file located at " xx. Also, an unexecuted copy of the lost note is available at " xx". However, original copy of note and actual LNA is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 3) "In VA IRRRL streamline refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied. The tape shows the lost note is confirmed, and the need for LNA Further details were not provided." * Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2119	Not Applicable
5859260	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$3,007.30	$1,950.49	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	18.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and was recorded on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on 09/xx/2023.
No active judgments or liens were found.
As per updated title report dated 09/xx/2023, the 2022 combined annual taxes have been delinquent in the amount of $3,007.30 which was good through 09/xx/2023.	According to the payment history as of 08/xx/2023, the borrower is current with the loan, and the next due date is 09/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1,458.99 which was applied for the due date of 08/xx/2023. The current monthly P&I is $1,002.35 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/xx/2023, the borrower is current with the loan, and the next due date is 09/xx/2023. The last payment was received on 08/xx/2023 in the amount of $1,458.99 which was applied for the due date of 08/xx/2023. The current monthly P&I is $1,002.35 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated 02/xx/2023, the borrower’s income has been impacted due to Covid-19 pandemic.
As per final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Note	Field: Age of Loan Loan Value: 87 Tape Value: 89 |---| -2 |----| -2.24719% Comment: Age of loan as 87. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 18.656%   Tape Value: 18.660%   Variance: -0.004%   Variance %: -0.00400%   Comment: Borrower DTI ratio percent as 18.656%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 6.424%   Tape Value: 6.420%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing ratio per U/W as 6.424%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio percent as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Original standard LTV as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal of the subject property is subject to repairs on multiple items listed in the renovation list, totaling $112,900.00. An updated final inspection repair completion report is available, but the photo shows the plumbing for the kitchen is not done and multiple repairs were not done. Tape shows the contractor was not properly licensed to do 203K renovation repairs, and it appears repairs were not completed. 1004D is missing from the loan file. The final CD reflects the escrow holdback IAO xx
* Loan has escrow holdback. No proof it was released (Lvl 4)     "Final CD dated xx reflects escrow holdback in the amount of xx However, proof for release of escrow holdback is missing from the loan documents."
* Note is missing or unexecuted (Lvl 4) "The subject loan was originated on xx An digital copy of note is available in the loan file located at xx. Also, an unexecuted copy of the lost note is available at xx". However, original copy of note and actual LNA is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows, the lost note is confirmed, and there is a need for LNA. Further details were not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 02/xx/2016 does not reflect rate lock fee. However, final CD dated xx reflects rate lock fee at $268.00. This is an increase in fee of +$268.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84101011	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,841.64	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	39.250%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023, shows that the subject mortgage was originated on xx and was recorded on 09/xx/2021 in the amount of $xx in favor of “MERS as nominee for xx”. The chain of assignments has not been completed. The current mortgage is with “xx.”. However, it should be with “xx”. No active liens and judgments have been found against the borrower and subject property. The annual county taxes for 2022 were paid in the total amount of $4,425.61 on 01/xx/2023. The annual county taxes for 2022 were paid in the total amount of $720.47 on 01/xx/2023. The annual county taxes for 2022 were paid in the total amount of $1,695.56 on 01/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,251.71 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $1,418.93 with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,251.71 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $1,418.93 with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of $xxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter.
There is no comment regarding damage and repairs to the subject property.
The subject property is owner-occupied.
No comments have been found stating the borrower income was impacted by Covid-19.
As per final application, the borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 1.760% |----| 1.76000% Comment: As per final documents borrower DTI is 39.250% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 39.25%. The tape shows that income documentation is not sufficient. BWR is SE, and the AUS required two years of tax returns to be documented; however, the lender documented only recent-year tax returns. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents." * Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Initial loan estimate is dated xx and electronically signed on xx which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE. Subject loan is purchase case, originated on xx and the 1 year SOL is expired. This loan failed the TRID rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per appraisal report located at “xx shows the subject property is a manufactured home. The ALTA 7 endorsement is not attached with the Final title policy. The legal description attached with the subject mortgage shows VIN/Serial Number #xx. The affidavit of affixation is available at benitez credit xx, which states that the manufactured home is affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2169	Not Applicable
47998898	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,812.27	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	No	723	716	39.156%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on 04/xx/2022 in the amount of $xx in favor of “Mers as nominee for xx.” The chain of assignments has not been provided. However, the current assignment is with the original lender, “xx.” However, it should be xx. No active judgments or liens were found. The annual county taxes for the year 2022 have been paid in the amount of $1,812.27 on 11/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,257.18, which was applied for the due date of 09/xx/2023. The current monthly P&I is $974.18 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The comment history is missing from the loan files. The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,257.18, which was applied for the due date of 09/xx/2023. The current monthly P&I is $974.18 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $xxx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is a secondary home.
As per the final 1003, the borrower joined xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: MI Company Loan Value: xx Tape Value: Other |---| |----| Comment: MI Company is xx Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: xx Tape Value: xx (1-4 Stories) Variance: Variance %: Comment: Subject Property Type is xx (5-8 Stories) Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape shows the subject is a condotel. The review of the appraisal report shows that the subject property is a unit at the xx. The condo project has recreational facilities like xx. A Zillow search shows the subject valued at $xx Current UPB $xx. Further details not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2177	Not Applicable
82521413	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Maine	xx	xx	No	Yes	Not Applicable	First	$0.00	$703.11	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	44.808%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx in favor of "MERS as nominee for xx"
No chain of assignments has been provided. Currently, the mortgage is with lender "MERS as nominee for xx" However, it should be with "xx".
No active judgments or liens have been found.
The 2022 combined annual taxes were paid in the amount of $674.99 on 11/xx/2022.
No delinquent taxes have been found for the prior year.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $864.55 (PITI), which includes the P&I of $733.46, which was applied to the due date of 9/xx/2023. The current rate of interest is 7.490% and The current UPB is $xx.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $864.55 (PITI), which includes the P&I of $733.46, which was applied to the due date of 9/xx/2023. The current rate of interest is 7.490% and the current UPB is $xxx
As per the final application, the borrower is a retired person who has been receiving a pension & social security income.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per borrower middle name is not applicable; however, seller tape shows middle name is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: As per MI required MI is not applicable; however, seller tape shows required MI is No. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows a PERS (Project Eligibility Review Service) approval for the property type is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, which is located at "xx", the subject property is a manufactured home. The ALTA 7 endorsement is attached to the final title policy. The VIN/serial number is not available in the legal description of the subject mortgage. However, the affidavit of affixation rider document is available in loan files located at "xx" reflecting that the home is affixed permanently to the land with the Serial xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18669889	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	669	678	42.829%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on 07/xx/2023 in the amount of $xx in favor of “MERS as nominee for xx”
The chain of assignment is incomplete. The current assignment is with the subject lender "MERS as nominee for xx ". However, it should be with “xx”.
No active liens and judgments have been found.
The tax status is to follow.	According to the latest payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,371.01 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xx. The current P&I is $1,002.39 and the interest rate is 6.250%.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to the latest payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,371.01 which was applied to the due date of 9/xx/2023. The unpaid principal balance is $xxx The current P&I is $1,002.39 and the interest rate is 6.250%.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -84 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 31 (Days)   Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $4,168.00. However, CD dated xx reflects Points - Loan Discount Fee at $4,509.56. This is an increase in fee of $341.56 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 years.

This loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $6,138.56 Exceeds Fees threshold of $4,581.03 Over by +$1,557.53.
The below fees were included in the test:
Lender Fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $4,509.56.

Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $6,138.56 Exceeds Fees threshold of $4,581.03 Over by +$1,557.53.
The below fees were included in the test:
Lender Fee paid by Borrower: $1,629.00
Points - Loan Discount Fee paid by Borrower: $4,509.56."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show that DU recommendation is Refer at 42.83% and loan does not qualify for manual UW. The DU recommendation is to refer due to prior bankruptcy history reflecting on the credit report. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan file."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption Test due to Fees charged $6,138.56 Exceeds Fees threshold of $4,581.03 Over by +$1,557.53.
The below fees were included in the test:
Lender Fee paid by Borrower: $1,629.00
																																																																																							Points - Loan Discount Fee paid by Borrower: $4,509.56."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.242% Exceeds APR threshold of 8.087% Less By -0.845%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19516296	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,941.05	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	44.240%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and was recorded on 05/xx/2023 in the amount of xx in favor of xx. The chain of the assignments has not been provided. However, the current assignment is with an original lender “MERS as nominee for xx. No active judgments or liens were found. The annual county taxes for 2022 was paid in the amount of $1,941.05 on 03/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,079.26 which was applied for the due date of 09/xx/2023. The current P&I is $1,798.58 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $2,079.26 which was applied for the due date of 09/xx/2023. The current P&I is $1,798.58 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $xxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per final 1003, the borrower was previously working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower first name is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original standard LTV is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect Points - Loan Discount fee $4863, Appraisal Fee $525 and Transfer Taxes $1595. However, CD dated xx reflects Points - Loan Discount fee $4863, Appraisal Fee $525 and Transfer Taxes $1595. This is an increase in fee of $840.87 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is not hand signed and hand dated by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "The DU report submitted at closing is Approve/Eligible with a DTI of 44.24%. However, tape shows the DU recommendation is refer, and the loan does not qualify for manual UW. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1983	Not Applicable
6420007	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,153.18	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	697	746	75.958%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 9/xx/2023, the subject mortgage was originated on xx in the amount of xx, which was recorded on 11/xx/2022 under Instr# xx. The chain of assignment is not found. No active judgments or liens were found against the borrower or subject property. The county taxes for 2022 have been paid in the total amount of $3,153.18 on 03/xx/2023 and 06/xx/2023. No prior-year delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $4,327.15, which was applied for the due date of 9/xx/2023. The current P&I is $3,564.16, and the current PITI is $4,327.15, with an interest rate of 7.375%. The current UPB reflected as per the payment history is $xx.

Collections Comments:According to the payment history as of 9/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx The loan is performing. No modification and forbearance details are available in recent collection comments. No foreclosure activity has been found. No details were found regarding Covid-19 and damage. As per Pacer, the borrower has not filed bankruptcy. As per the final 1003, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 11.272% |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.46%. The tape shows income misrepresentation, and the revised DTI is 64.68%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active. BWR had excess assets of $12K after closing. BWR has worked as an associate for 5+ years with the current employer. FICO 697."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase transaction. However, the final CD shows cash to borrower in the amount of $3,446.33."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63277518	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,835.90	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	751	753	43.221%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and was recorded on 12/xx/2022 in the amount of xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”.
There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx originated on 11/xx/2022 which was recorded on 07/xx/2023 with the instrument | xx.
No active judgments or liens found.
The annual county tax for 2022 was paid in the amount of $2,722.46 on 11/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,514.52 which was applied for the due date of 09/xx/2023. The current monthly P & I is $1,267.70 with an interest rate of 6.880%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,514.52 which was applied for the due date of 09/xx/2023. The current monthly P & I is $1,267.70 with an interest rate of 6.880%. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
The subject property is in “xxx” and in xx County located at xx. However, latest collection comment as of 09/xx/2023 states no damage to the property.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that xxdid not approve the condo project. The review of the loan documents shows the subject loan was approved as a limited review condo project; however, condo questionnaire analysis is missing from the loan documents. A Zillow search shows an estimated value of $xx. Current UPB $xx. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage points and fees test due to Fees charged $6,968.00 Exceeds Fees threshold of $5,532.12 Over by + $1,435.88
The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $5,283.00
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $990.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx public guidelines) QM Points and Fees test due to Fees charged $6,968.00 Exceeds Fees threshold of $5,532.12 Over by + $1,435.88
The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $5,283.00
Processing Fee paid by Borrower: $695.00
																																																																																							Underwriting Fee paid by Borrower: $990.00."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93527335	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$358.92	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	793	786	49.968%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/xx/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx., recorded on 9/xx/2023 in the amount of xx.
The chain of assignments has not been provided. The current assignment is with MERS as a nominee for xx
No active liens or judgments were found.
The annual combined taxes for 2022 have been paid in the amount of $358.92.
As per the latest payment history as of 9/xx/2023, the borrower is current with the loan. The last payment was received on 9/xx/2023 in the amount of $1,668.21 for the due date of 10/xx/2023. The next due date is 11/xx/2023. The current unpaid principal balance is $xx.	Collections Comments:The latest collection comments are missing. The next due date is 11/xx/2023. The current unpaid principal balance is $xxx
The loan has not been modified.
As per the final 1003, the borrower has been working in xx.
Subject property condition and occupancy are unable to be determined as collection comments are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note shows borrower #2 last name is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.968%   Tape Value: 49.960%   Variance: 0.008%   Variance %: 0.00800%   Comment: As per Tape data, Post Close DTI is 49.960%. However Final Application documents reflect as 49.968%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects, borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx However Note documents reflects it xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows the subject was approved as OO, and the loan was closed on xx The subject may be NOO, as BWR sent a letter stating that they are renting out the property and staying in their current home. Elevated for client review."	* Missing flood cert (Lvl 3) "Flood insurance certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Final Application not signed and hand-dated by Loan Originator (Lvl 2) "Final application is electronically signed on xx which is one day before the consummation date of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5007814	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,591.09	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	714	41.873%	First	Final policy	Not Applicable	Not Applicable	07/xx/2022	xx	Not Applicable	3.250%	$692.01	09/xx/2022	Financial Hardship	According to the updated title report dated 10/xx/2023, the subject mortgage was originated on xx and recorded on xx
The chain of assignment has been completed. Currently, the loan is with “xx”.
There is one prior UCC finance statement against the borrower in favor of “xx”, which was recorded on 01/xx/2020. The amount of the judgment is not mentioned on the supporting document.
The first and second installments of county taxes for 2023 are due in the total amount of $1,591.09.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 8/xx/2023 in the amount of $894.88 (PITI) which was applied for the due date of 9/xx/2023. The current P&I is $692.01 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final 1003, the borrower was previously working at “xx. Currently, the borrower has been working at xx. The co-borrower was previously working at xx. Later, the co-borrower started working at xx Currently, the co-borrower has been working at xx
Covid-19 attestation is available in the loan file, which is located at xx
The loan modification agreement was made between the borrower xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx. The borrower promises to pay $692.01 monthly with a modified interest rate of 3.250% beginning on 9/xx/2022 with a maturity date of xx The loan has been modified once since origination.	Missing DU/GUS/AUS	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 4079 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 467 Tape Value: 333 Variance: 134 Variance %: xx Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.87%. Tape shows an income miscalculation. BWR works as a store associate with a monthly income of $2,773 for 2 years. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS/DU report is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30479114	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	Second	$0.00	$2,460.95	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	38.225%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/xx/2023,the subject mortgage was originated on xx and was recorded on 10/xx/2019 in the amount of xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”
There is an active junior UCC mortgage against the subject property in favor of “xx” in the amount of $0.00 originated on 06/xx/2020 which was recorded on 06/xx/2020 with the instrument | xx.
There is an active prior mortgage against the subject property in favor of “xx” in the amount of $174,325.00 which originated on 07/xx/2013 and recorded on 07/xx/2013  with the instrument | xx. However, this prior mortgage is not shown in Schedule-B of the final title policy as an exception. No recorded copy of release or satisfaction has been found in the updated title report.
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $2,460.95 on 10/xx/2023 and 04/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,470.83 which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,088.32 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,470.83 which was applied for the due date of 09/xx/2023. The current monthly P&I is $1,088.32 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The borrower's employment details are not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -1.186% |----| -xx Comment: Borrower DTI ratio percent 39.411% In audit 38.225% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xxx   Tape Value: Refinance   Variance:    Variance %:    Comment: Final Cd reflects purpose of transaction as xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 4 Family Tape Value: 2 Family Variance: Variance %: Comment: Appraisal reflects property type as 4 family. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.22%. Tape shows loan is uninsurable by VA as the earning of 1040's and transcripts did not match. The revised income may push the DTI higher. Lender defect. The subject loan was originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the compliance ease delivery and timing test for the initial loan estimate dated xx and a document tracker proving the initial LE was delivered on xx which is greater than three business days from the initial application date of xx TRID is failing for timing of the initial LE."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to the loan failed initial LE delivery and timing test. Initial LE dated xx was delivered on xx which is more than 3 business days from the initial application date of xx The subject loan is a refinance case, originated on xx and the 3-year SOL is expired."
* MI, FHA or MIC missing and required (Lvl 2)     "VA guaranty certificate is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60570622	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,905.09	10/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	730	32.913%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated on xx, which recorded on 3/xx/2021 with instrument# xx in the amount of xx.
The chain of assignments has not been provided. However, the current assignment is with an original lender, "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2022 have been paid in the amount of $3,207.46 on 12/xx/2022.
The annual school taxes for 2022 have been paid in the amount of $5,697.63 on 12/xx/2022.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 10/xx/2023, the loan is performing. The last payment was received in the amount of $2,769.53 on 10/xx/2023 which was applied for the due date 10/xx/2023. The next due date is 11/xx/2023. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 2.490%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 10/xx/2023, the loan is performing. The last payment was received in the amount of $2,769.53 on 10/xx/2023 which was applied for the due date 10/xx/2023. The next due date is 11/xx/2023. Current UPB as of date reflected in the provided payment history is $xxxand current interest rate as per payment history is 2.490%.
No information has been found regarding the forbearance plan.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx.
As per the comment dated 9/xx/2022, the subject property was damaged. As per the comment dated 11/xx/2022, 100% of the repairs are completed. The latest comment dated 2/xx/2023 is that the insurance amount was not received by the borrower. Further details are not found.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 30 Tape Value: 25 |---| 5 |----| 20.00000% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 4/xx/2021   Tape Value: 9/xx/2021   Variance: -153 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -153 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 210 Tape Value: 215 Variance: -5 Variance %: -2.32558% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan failed the APOR test. Infinity's compliance report and in-file compliance report do not fail the APOR test. Further details not found."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TILA Finance Charge Test:
Loan failed the TILA Finance Charge Test as this loan data reflects finance charge in the amount of xx However, Comparison Data finance charge in the amount of $80,798.16 and the variance is -$172.49.

TILA Foreclosure Rescission Finance Charge Test:
Loan failed the TILA Foreclosure Rescission Finance Charge Test as this loan data reflects Foreclosure Rescission finance charge in the amount of xx However, Comparison Data Foreclosure Rescission finance charge in the amount of xx and the variance is -$172.49.

Subject loan is Refinance case, originated on xx and the 3 year SOL is active."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Post-Consummation Revised Closing Disclosure Finance Charge Test:
Loan failed the TILA Post-Consummation Revised Closing Disclosure Finance Charge Test as this loan data reflects charges in the amount of $80,565.19. However, Comparison Data charge in the amount of $80,740.16 and the variance is -$172.49.

TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test:
Loan failed the TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test as this loan data reflects charges in the amount of xx However, Comparison Data charge in the amount of xx and the variance is -$172.49.

Subject loan is Refinance case, originated on xx and the 3 year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised loan estimate dated 02/xx/2021 reflect Rate lock Fee at $87.00. However, PCD dated 03/xx/2022 reflects Rate lock Fee at $204.00. This is an increase in fee of +$117.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Refinance case, originated on xx and the 3 year SOL is active."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "DU report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2238	2208
99639468	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	772	48.680%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on xx with MERS as nominee for xx
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. However, it should be with xx.
There is prior state tax lien active against the borrower in favor of Bureau of Compliance in the amount of $xx which was recorded on 5/xx/2021.
Tax status is to follow.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,822.14 which was applied for the due date of 9/xx/2023. The current P&I is $1,386.40 and PITI is $1,822.14. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 9/xx/2023, the borrower is current with the loan and next due date is 10/xx/2023. The UPB is $xxx
As per the final application, the borrower has been working at xx.
Covid-19 attestation is located at xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.680% Tape Value: 49.361% |---| -0.681% |----| -0.68100% Comment: As per Tape data, Post Close Housing Ratio is 49.361%. However Final Application documents reflect as 48.680%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Tape data, Present Housing Ratio is 45.700%. However Final Application documents reflect as 45.069%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 12/xx/2021 Tape Value: 3/xx/2022 Variance: -74 (Days) Variance %: Comment: Original note date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the xx does not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, quality of construction, room count, GLA, property upgrades, and additional amenities. Also, the comparables selected show a wide range of sales prices. Comp #1, with a sales price of xx is closest to the subject property valued at xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception test failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.67% as the borrower’s income is $3,988.00 and total expenses are in the amount of $1,941.34 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.67%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) "*** duplicate Finding***
ComplianceEase exception test failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
																																																																																									The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37760529	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,242.24	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	616	677	39.714%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2023, the subject mortgage was originated on xx in the amount of xx
The chain of assignments has not been provided. The mortgage is currently with the original lender “xx”. However, it should be with “xx”.
There is a PACE lien active against the subject property in the amount of $xx in favor of "xx" which was recorded on 02/xx/2022. The addendum to memorandum of PACE financing agreement was recorded on 3/xx/2023.
No delinquent taxes have been found for the prior year.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $1,474.78 with an interest rate of 5.000% which was applied for the due date of 8/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/xx/2023, the borrower is current with the loan. The next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $1,474.78 with an interest rate of 5.000% which was applied for the due date of 8/xx/2023. The current UPB is $xxx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx
The appraisal report is “as is”. But the improvement section shows the property condition is C3, with minor deferred maintenance. Additional comments reflect the issue that the appraiser has observed the foundation and perimeter of the building for evidence of wood destrying pests. However, the appraisal report does not reflect the estimated cost of repair. The 1004D is missing from the loan file and the final CD does not reflect the escrow holdback. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 39.714% Tape Value: 39.700% |---| 0.014% |----| 0.01400% Comment: As per documents borrower DTI is 39.032 Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.935%   Tape Value: 35.900%   Variance: 0.035%   Variance %: 0.03500%   Comment: As per documents housing ratio is 35.253%   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2023   Tape Value: 7/xx/2023   Variance: 25 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Mortgage reflects MERS # as xxx.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx%   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Collateral value used for underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV = xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report states ‘as is', but the improvement section shows the property condition is C3, with minor deferred maintenance. Additional comments reflect the issue that the appraiser has observed the foundation and perimeter of the building for evidence of wood destroying pests. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated 3/xx/2023 reflects the recording fee at $310.00. However, the final post-CD dated 3/xx/2023 reflects the recording fee at $753. This is an increase in the fee of $412.00 for charges that cannot increase more than 10%. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on 3/xx/20231, and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is an FHA cash-out refinance. The tape shows the borrower filed a BK, and the discharge was less than 12 months ago. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The subject loan closed with an appraised value of xx The tape shows an incorrect appraised value was used. A Zillow search shows an estimated value of xx Current UPB: $268,966.13."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64994406	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,724.60	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	758	Not Applicable	42.946%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/xx/2023 shows that the subject mortgage was originated on xx and recorded on 6/xx/2022 in the amount of xx ". The chain of assignments is complete. Currently, assignment is with the original lender, "xx". No active judgments or liens were found. The combined taxes for 2023 are due in the total amount of $2,724.60. The combined taxes for 2022 are paid in the total amount of $2,159.16. No prior year’s delinquent taxes have been found.	According to the PH tape data as of 9/xx/2023, the borrower is current with the loan. The date of the last payment received is not available. The next due date for the payment is 10/xx/2023. The P&I is $1,330.96, the interest rate is 5.875%, and the PITI is $1,628.68. The UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the PH tape data as of 9/xx/2023, the borrower is current with the loan. The date of the last payment received is not available. The next due date for the payment is 10/xx/2023. The UPB is $xxx According to 1003, the borrower has previously worked at xx as an adjunct faculty member for 3.4 years. Currently, borrower has been joining xx as a content xx for 23 months. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. CCs do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: MI is required. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the subject property is ineligible due to safety, soundness, and structural integrity. The review of the appraisal shows that the subject property's roof has passed its useful life and needs replacement. 1004D available in loan documents, confirms the completion status of minor repairs but does not address the life of the roof issue or comments on the remaining life of the roof. Estimate amount of repairs not available. A Zillow search shows an estimated value of xx Current UPB $xx. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE xx public guidelines) QM points and fees test due to fees charged $7,614.00 exceeds fees threshold of $6,427.88 over by+$1,186.12. The below fees were included in the test: Mortgage Broker Fee paid by borrower: $3,375.00 Points - Loan Discount Fee paid by borrower: $4,239.00 Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,614.00 exceeds fees threshold of $6,427.88 over by+$1,186.12. The below fees were included in the test: Mortgage Broker Fee paid by borrower: $3,375.00 Points - Loan Discount Fee paid by borrower: $4,239.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $200.00. This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			772	Not Applicable
62607476	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,366.86	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	14.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/xx/2023 the subject mortgage was originated on xx and was recorded on 08/xx/2022 in the amount of xx in favor of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $4,366.86 on 11/xx/2023 and 05/xx/2024. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. Details of the last payment received are not available. As per tape, the current P&I is $5,039.74 and interest rate is5.375%. The UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of 09/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. Details of the last payment received are not available. As per tape, the current P&I is $5,039.74 and interest rate is5.375%. The UPB is $xxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been the owner of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: Property address street as xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type as Mid rise condo (5-8 stories). Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property is ineligible due to HOA pending litigation. The review of the loan documents shows active litigation against the subject condo HOA, "xx." One of the unit owners' properties suffered water damage as a result of a plugged sewer. Further details were not provided. xx search shows an estimated value at $xx. Current UPB $xx. Elevated for client review."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			788	Not Applicable
91703097	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$408.36	10/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	46.912%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated on xx, which recorded on 5/xx/2022 with instrument xx in the amount of xx.
The chain of assignments has not been provided. However, the current assignment is with an original lender, "xx."
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2023 is due in the total amount of $204.18 on 10/xx/2023.
The second installment of county taxes for 2023 is due in the total amount of $204.18 on 4/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 10/xx/2023, the loan is performing. The last payment was received in the amount of $998.85 on 10/xx/2023 which was applied for the due date 10/xx/2023. The next due date is 11/xx/2023. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 5.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 10/xx/2023, the loan is performing. The last payment was received in the amount of $998.85 on 10/xx/2023. The next due date is 11/xx/2023. Current UPB as of date reflected in the provided payment history is $xxx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at xx.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated XX does not reflect lock extension fee. However, CD dated xx reflects lock extension fee +$130.25. This is an increase in fee of $130.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points - loan discount fee at $1,381.00. However, CD dated xx reflects points - loan discount fee at $1,635.53. This is an increase in fee of $254.53 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $68.00. However, CD dated xx reflects the sum of Section C and Recording fee at $60.00. This is a cumulative increase of $2.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per the tape data, the subject property type is a manufactured home. The final title policy does not have incorporated ALTA 7 endorsement with it. VIN# is not provided with the legal description of the subject mortgage. The tax certificate attached with the updated title shows Mobile Home. However, the final title policy located at (XX) shows the affidavit of affixture was recorded on xx with serial No. xx
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.912% as the borrower’s income is $3,863.60 and total expenses are in the amount of $1,812.49 and the loan was underwritten by DU (Locator# xx) and its recommendation is Approve/Eligible with a DTI of 46.91%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9879254	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$982.00	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	767	792	30.924%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/xx/2023, the subject mortgage was originated on xx in the amount of xx
The chain of assignments is completed. The loan is currently assigned with MERS as nominee for xx.
No active judgments or liens have been found.
The first installment of county taxes for 2022 is due on 10/xx/2023 in the amount of $491.00.
The second installment of county taxes for 2022 is due on 3//2024 in the amount of $491.00.
As per updated title report, no prior year taxes are delinquent.
As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date of payment is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,197.27, which applied for 9/xx/2023. The current P&I is $1,052.65 with an interest rate of 5.490%. The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 10/xx/2023, the borrower is current with the loan, and the next due date of payment is 10/xx/2023. The UPB as of the date mentioned in the updated payment history is $xxx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower had been working at xx.
As per the review of latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	3: Curable	* Transmittal (1008) is Missing (Lvl 3) "Final transmittal 1008 is missing from loan file."	* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report dated xx, the subject property type is a manufactured home. According to the affidavit of property value located at xx, the subject property is affixed to a permanent foundation. According to the tax report, the subject property is a mobile home. The ALTA 7 endorsement is not attached to the final title policy. The mortgage was originated on xx without a serial number or VIN number, along with a legal description."
																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99175505	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$804.64	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	822	Not Applicable	36.582%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “MERS as nominee for xx”
No active judgments or liens were found.
The 1st installment of county taxes for 2023 is due in the total amount of $402.32 on 10/xx/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of $402.32 on 03/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $884.73 (PITI), which includes the P&I of $757.69, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.400% and The current UPB is $xx.	Collections Comments:Collections Comments: The loan is performing.
According to the payment history as of 9/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $884.73 (PITI), which includes the P&I of $757.69, which was applied to the due date of 9/xx/2023. The current rate of interest is 6.400% and the current UPB is $xxx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per final application, the borrower has been working at xx.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 10 Tape Value: 13 |---| -3 |----| -23.07692% Comment: Note reflects age of loan as 10 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: Note reflects date as xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Note reflects property address street as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Operating income statement document is missing from the loan documents."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Subject approved at 36.58%. Unable to calculate DSCR ratio due to the form 1007 & form 216 is missing from loan file."
* The property type does not match the Appraisal Report (Lvl 3) "The appraisal dated 9/xx/2022 reflects the subject property as a single-family detached. However, the mortgage notarized on xx contains a 1-4 family rider. The tape shows the subject as a park model. Further details were not provided."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land.
																																																																																								As per the appraisal report located at “xx” the subject property is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number is not available in the legal description of the subject mortgage. However, the affidavit of affixation document is available in loan files located at "xx" reflecting that the home is affixed permanently to the land with the VIN#xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92103781	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$486.98	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	37.934%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on 09/xx/2022 in the amount of xx The chain of the assignments has not been provided. However, the current assignment is with an original lender, “MERS as nominee for xx” No active judgments or liens were found. The 1st installment of county taxes for 2023 is due in the total amount of $243.49 on 10/xx/2023. The 2nd installment of county taxes for 2023 is due in the total amount of $243.49 on 03/xx/2024. No prior year’s delinquent taxes have been found.	Tape data shows that loan is current and the next due date is10/xx/2023. The date of the last payment is not available. Tape data shows that the monthly P&I is in the amount of $628.85 with an interest rate of 5.990%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:Collections Comments: The loan is performing.
Tape data shows that that loan is current and the next due date is 10/xx/2023. Last payment date is unable to be determined The date of the last payment is not available.. Tape data shows that the monthly P&I is in the amount of $628.85 with an interest rate of 5.990%. The current UPB is reflected in tape for the amount of $xxx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per the final application, the borrower is xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: As per Tape data, age of loan is 13. However it reflects 11. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 24 (Days)   Variance %:    Comment: Original note documents shows, note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: $628.85 Tape Value: $682.85 Variance: $-xx Variance %: -xx Comment: As per tape data, Stated P&I is $682.85. However Note documents reflects it $628.85. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows - Park Model." * The property type does not match the Appraisal Report (Lvl 3) "Subject loan is primary purchase. Appraisal report shows that property is PUD. Tape shows, Park model."	* Property is Manufactured Housing (Lvl 2) "The subject property has been affixed to the land. As per the affidavit of property vale recorded on xx the subject property is affixed. The appraisal report shows the subject property design as a park model. The final title policy did not have an ALTA 7 endorsement. No VIN # found in the legal description of the subject mortgage. Also, no affidavit of affixation was found in the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2433	Not Applicable
56207189	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$848.46	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	709	702	25.580%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 9/xx/2023, the subject mortgage was originated on xxin the amount of xx. The chain of assignment is not found. No active liens or judgments were found against the borrower or subject property. The county taxes were due in the amount of $848.46, which were good through 10/xx/2023 and 3/xx/2024.
No prior-year delinquent taxes have been found.
According to the payment history as of 10/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $703.47, which was applied for the due date of 9/xx/2023. The current P&I is $703.47 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the payment history as of 10/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx
The loan is performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding Covid-19 and damage.
As per Pacer, the borrower has not filed bankruptcy.
As per the final 1003, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 13 |---| -3 |----| -23.07692% Comment: As per note doc age of loan is 10; however, seller tape shows age of loan is 13. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 25.580%   Tape Value: 25.348%   Variance: 0.232%   Variance %: 0.23200%   Comment: As per final 1003 & final 1008 DTI ratio percent is 25.580%; however, seller tape shows DTI ratio percent is 25.348%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal CLTV ratio percent is xx however, seller tape shows CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 23 (Days)   Variance %:    Comment: As per note doc note date is xx however, seller tape shows note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal LTV ratio percent is xx however, seller tape shows LTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note doc property address id xx; however, seller tape shows property address is xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject property is a manufactured home, and the appraiser should have used appraisal form 1004C; however, form 1004 was used."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from the loan document."
																																																																																							* Missing Required Disclosures (Lvl 3) "Unable to calculate the DSCR ratio due to the rent schedule, operating income statement, and lease agreement are missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. The subject property is a manufactured home. As per the tape, the subject property is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show a VIN or serial number. The affidavit of affixation is not available. There is an endorsement attached with the final title policy which shows that the subject property has been affixed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53813234	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	$341.58	10/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	817	Not Applicable	40.487%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated 09/xx/2023 the subject mortgage was originated on xx in the amount of xx

The chain of assignment is complete. The mortgage is currently with xx
No active judgments or liens against the borrower or subject property.

1st and 2nd county taxes for 2023 have been due in the amount of $341.58.

No prior year delinquent taxes have been found.
As per review of the latest payment history as of 10/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on 10/xx/2023 in the amount of $535.82 with an interest rate of 6.750% and P&I of $415.10 for the due date of 10/xx/2023. The next due date is 11/xx/2023. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

As per review of the latest payment history as of 10/xx/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on 10/xx/2023 in the amount of $535.82 with an interest rate of 6.750% and P&I of $415.10 for the due date of 10/xx/2023. The next due date is 11/xx/2023. The current UPB reflected is in the amount of $xxx.

 As per the final application, the borrower is receiving social security income.

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

No damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 25 (Days)   Variance %:    Comment: As per note document date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Property City Loan Value: xx Tape Value: xx Junction Variance: Variance %: Comment: As per note the city is xx. Tape Source: Initial Tape Type:	3: Curable		* The property type does not match the Appraisal Report (Lvl 3) "The appraisal report located at xx shows property xx is a single family with a PUD rider. However, a Zillow search shows it is a manufactured home. Affixation of the affidavit is available at xx. Also, tape show: Park model awaiting review."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. The subject property is a manufactured home. As per tape, the subject property is a manufactured home. The ALTA 7 Endorsement is attached with the final title policy located at xx. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is available in updated title report located at xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23532983	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	$571.14	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	21.530%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/xx/2023, the subject mortgage was originated on xx in the amount of xx
The chain of assignments is completed. The loan is currently assigned with MERS as nominee for xx.
No active judgments or liens have been found.
Annual combined taxes for 2022 has been paid off in the amount of $571.14 on 2/xx/2023.
As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date of payment is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $861.79, which applied for 9/xx/2023. The current P&I is $664.84 with an interest rate of 3.125%. The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date of payment is 10/xx/2023. The UPB as of the date mentioned in the updated payment history is $xxx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been xx.
The subject property occupancy is vacant. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Missing Required Disclosures Notice of Servicing Transfer	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the document preparation fee test due to BWR was charged a fee for the preparation of loan documents, which constitutes an unauthorized practice of law and violates state rules."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the first lien prohibited fees test. The below fees were included in the test:
Application Fee paid by Borrower: $350.00,
Processing Fee paid by Borrower: $750.00."
* Loan does not conform to program guidelines (Lvl 3)     "The BWR's monthly income exceeds the limits for the Housing Finance Authority's (HFA) affordable lending program offered by MHCD. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20341844	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$6,387.22	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	752	Not Applicable	49.287%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx
The chain of assignments is not provided. The current assignment is with the lender MERS as a nominee for xx
There is a code enforcement lien against the subject property in favor of xx County Department of Environmental Resources which was recorded on 7/xx/2023. However, the amount of the lien is not mentioned in the document.
There is a UCC lien against the subject property in favor of xx. which was recorded on 10/xx/2022.
There is a prior notice of an independent solar energy producer contract against the subject property which was recorded on 8/xx/2015.
The first and second installments of county taxes for 2023-24 are due on 12/xx/2023 and 4/xx/2024 in the total amount of $6,387.22.
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of PITI $2,449.04 which includes the P&I of $1,989.82, which was applied to the due date of 9/xx/2023. The current rate of interest is 4.875% and The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The current UPB is $xxx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been receiving income from a pension.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: 4/xx/2022 |---| 21 (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 31 (Days)   Variance %:    Comment: The last payment was received on xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 21 (Days) Variance %: Comment: As per the note, the note date is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) ""Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents." Zillow search shows an estimated value at $574,000. Current UPB $366,601.34."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 04/xx/2022 delivered on 04/xx/2022 which is more than 3 business days from initial application date 04/xx/2022.

Subject loan is refinance case, originated on xx and the SOL is 3 years."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for revised closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date 04/xx/2022 which is after the Consummation date 04/xx/2022.

Loan failed compliance ease delivery and timing test for initial loan estimate dated 04/xx/2022 and electronically signed on 04/xx/2022 of which is greater than 3 days from the initial application date xx Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.28%. Tape shows undisclosed auto debt of $199, which may push DTI to 52.65%. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.287% as the borrower’s income is $5,905.50 and total expenses are in the amount of $2,910.65 and the loan was underwritten by DU (Locator#xx) and its recommendation is Approve/Eligible with a DTI of 49.287%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8063100	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,064.48	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	44.025%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2023, the subject mortgage was originated on xx and recorded on 03/xx/2022 xx There is no chain of assignment. Currently, the loan is with the original lender, xx. No active judgments or liens have been found. The first and second installments of combined taxes for 2022 have been paid in the amount of $2,064.48. No prior year’s delinquent taxes have been found.	According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The last payment was received on 9/xx/2023 in the amount of $1,174.00 (PITI) which was applied for the due date of 9/xx/2023. The current P&I is $606.61 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments: According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/xx/2023, the borrower is current with the loan, and the next due date is 10/xx/2023. The current UPB reflected as per the payment history is $xxx
As per the final 1003, the borrower has been working at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.025% Tape Value: 44.020% |---| 0.005% |----| 0.00500% Comment: Borrower DTI ratio percent 44.020% 44.025% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value xx NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 Change in Rate/Term as per document cash out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: xx Tape Value: Refinance Variance: Variance %: Comment: Purpose of refinance per HUD-1 Refinance in audit xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $3,775.00 exceeds fees threshold of $3,734.12 Over by +$40.88.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $2,580.00
Processing Fee paid by Borrower: $350.00
Underwriting Fee paid by Borrower: $845.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $3,775.00, Exceeds fees threshold of $3,734.12 Over by +$40.88.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $2,580.00
Processing Fee paid by Borrower: $350.00
Underwriting Fee paid by Borrower: $845.00"
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows subject repurchased as it is off the grid and does not have access to utilities. File shows subject has solar and generators and 15 acres. Zillow estimate at $352K. Current UPB is $123K."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.025%, as the borrower's income is $2,564.32, and total expenses are in the amount of $1,128.94, and the loan was underwritten by LP (Locator#xx) and its recommendation is “Accept” with a DTI of 44%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2084	Not Applicable
42561518	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,664.22	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	660	53.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 04/xx/2022, the subject mortgage was originated on xx with lender MERS as nominee for xx and recorded on 01/xx/2022 for the amount of xx. The prior civil judgment was recorded on xx for the amount of $2250.00 in the favor of xx The credit card judgment was recorded on xx for the amount of $13,346.11 in the favor of xx. Annual taxes for the year 2021 have been paid for the amount of $3664.22. However, no prior year tax delinquency has been found.	According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 05/xx/2022. The last payment was received on 04/xx/2022 for the amount of $1641.24(PITI). The monthly P&I is in the amount of $1062.66 with an interest rate of 4.250%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 05/xx/2022. The last payment was received on 04/xx/2022 for the amount of $1641.24(PITI). The monthly P&I is in the amount of $1062.66 with an interest rate of 4.250%. The current UPB is reflected in PH for the amount of $xxx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx
Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 53.145% Tape Value: 53.142% |---| 0.003% |----| 0.00300% Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Update as per 1008. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.142% as the borrower’s income is $6,567.80 and total expenses are in the amount of $3,490.24 and the loan was underwritten by LP (xx) and its recommendation is “Refer” with a DTI of 53%."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is uninsurable because DPA was not included in LP and once DPA was added, loan flipped to a “REFER” loan is not eligible for manual underwriting. Backend ratios > 50%."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.052% exceeds APR threshold of 4.600% over by +0.452% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. Loan failed FHA QM safe harbor test due to APR calculated 5.382% exceeds APR threshold of 5.090% over by +0.292% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 5.382% exceeds APR threshold of 4.600% over by +0.782% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Valid hazard insurance policy is missing. Loan funded on xx Hazard policy in file reflects an effective date of xx and an expiration date of xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24908365	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,265.47	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	34.307%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/xx/2022, the subject mortgage was originated on xx in the amount of xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee forxx.
No active judgments or liens have been found.
1st and 2nd installment county taxes for 2021 have been paid in the amount of $3265.47.
No prior year delinquent taxes have been found.
As per the review of the payment history as of 4/xx/2022, the borrower is current with the loan and the next payment is due for 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,182.62 which was applied for 4/xx/2022. The current P&I is $932.19 and PITI is $1,182.62. The current UPB as per the tape is $xx.	Collections Comments:The loan is currently performing and the next payment is due for 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,182.62 which was applied for 4/xx/2022. No records for foreclosure and bankruptcy have been found
No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid.
The borrower xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 34.307% Tape Value: 33.776% |---| 0.531% |----| 0.53100% Comment: updated as per 1008. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Updated as per Final 1003.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 09/xx/2020 does not reflect Credit Reimbursement. However, CD dated 10/xx/2020 reflects Credit Reimbursement at $79.55. This is an increase in fee of +$79.55 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot decrease test. Initial LE dated 09/xx/2020 reflects Non-specific lender credit at $4,005.00. However, Final CD dated xx reflects Non-specific lender credit at $3,774.11. This is decrease of +$230.89 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership Counseling disclosure is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.032% exceeds APR threshold of 4.470% over by +0.562%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 5.032% exceeds APR threshold of 4.970% over by +0.062%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.032% exceeds APR threshold of 4.470% over by +0.562%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66313060	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,018.08	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	679	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 4/xx/2022, the subject mortgage was originated on xx in the amount of xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found.
For Parcel # xx.
1st installment combined taxes for 2021 have been paid in the amount of $507.60.
2nd installment combined taxes for 2021 have been due in the amount of $507.60.
For Parcel # xx.
1st and 2nd installment combined taxes for 2021 have been paid in the amount of $2.88.
2nd installment combined taxes for 2021 have been due in the amount of $0.14.
No prior year delinquent taxes have been found.
As per the review of the payment history as of 4/xx/2022, the borrower is current with the loan and the next payment is due for 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $783.75 which was applied for 4/xx/2022. The current P&I is $564.36 and PITI is $783.75. The current UPB as per the tape is $xx.	Collections Comments:The loan is currently performing and the next payment is due for 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $783.75 which was applied for 4/xx/2022.
No records foreclosure and bankruptcy have been found. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. The borrower xx.

Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -5 (Days) |----| Comment: Original Note Document Date is xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Revised CD dated xx reflects non-specific lender credit at $462.43. However, Final CD dated xx reflects non-specific lender credit at $324.09.This is decrease of -$138.34 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10456037	xx	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$585.06	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	610	637	29.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 4/xx/2022, the subject mortgage was originated on xx in the amount of xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found.
Annual combined taxes for 2021 have been paid in the amount of $585.06.
No prior year delinquent taxes have been found.
As per the review of the payment history as of 4/xx/2022, the borrower is current with the loan and the next payment is due for 5/xx/2022. The last payment was received on 3/xx/2022in the amount of $802.99 which was applied for 4/xx/2022. The current P&I is $623.72 and PITI is $802.99. The current UPB as per the tape is $xx.	Collections Comments:The loan is currently performing and the next payment is due for 5/xx/2022. The last payment was received on 3/xx/2022in the amount of $802.99 which was applied for 4/xx/2022.
No records foreclosure and bankruptcy have been found. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. Unable to confirm the current employment details from available documents and collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: The Note dated xx and signed at closing, reflects the borrowers First Name as xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 29.733%   Tape Value: 28.540%   Variance: 1.193%   Variance %: 1.19300%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to Proceed is missing from the loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan the documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35683128	xx	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,017.40	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	43.961%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx and recorded on xx
There is no chain of assignment. Currently, the subject loan is with original lender MERS as nominee for xx
No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $2,017.40 on 11/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $932.55 which was applied for due date 4/xx/2022. The current P&I is in the amount of $709.37 and current PITI is in the amount of $932.55 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $932.55 which was applied for due date 4/xx/2022. The current P&I is in the amount of $709.37 and current PITI is in the amount of $932.55 with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $xxx

As per final application, the borrower xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 43.961% Tape Value: 44.629% |---| -0.668% |----| -0.66800% Comment: As per Tape data ,Post Close DTI is 44.629% .However Final Application documents reflects as 43.961%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per Tape data ,Mortgage type is Conventional. However Note documents reflects as FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: PH string is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: xx Tape Value: xx Variance: Variance %: Comment: PH reversed string is xx. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.000% exceeds APR threshold of 4.570% over by +0.430% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.000% exceeds APR threshold of 4.570% over by +0.430%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.961% as the borrower’s income is $2,936.86 and total expenses are in the amount of $1,291.07 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 43.961%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62736759	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,368.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	36.898%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2022 reflects that the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee forxx which was recorded on 12/xx/2020.
No active liens and judgments have been found against the borrower and the property.
1st and 2nd half taxes of 2022 are due in the amount of $3,368.00.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 4/xx/2022, the loan is currently performing and the next due date for the regular payment is 5/xx/2022. The last payment was received on 4/xx/2022 total in the amount of PITI $1,011.13 which includes P&I $702.89 with the rate of interest 2.625%, which was applied for the due date of 4/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xxx
Covid-19 attestation is located at xx.
The borrower xx.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -21 (Days) Variance %: Comment: Updated as per original note. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for initial closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date 11/xx/2020 which is before the consummation date 11/xx/2020."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 36.91%. Tape shows student loan debt of $389 monthly was omitted and pushes DTI higher to 48.45%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95227854	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,034.62	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	39.682%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 4/xx/2022, the subject mortgage was originated on xx and recorded on xx
The chain of assignment has been completed. Currently, the assignment is withxx.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of 2021 have been paid in the amount of $1,017.31 on 12/xx/2021 and $1,017.31 on 4/xx/2022.
No prior year delinquent taxes have been found.

According to latest payment history as of 4/xx/2022, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $620.68 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $378.96 and the interest rate is 2.99%.	Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $620.68 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xxx. The current P&I is $378.96 and the interest rate is 2.99%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx
Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -8 (Days)   Variance %:    Comment: Note documents in file reflects note date as xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xx Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final 1003 reflects purpose of refinance is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $3,393.20 Exceeds Fees threshold of $3,297.00 Over by +$96.20. The below fees were included in the test.
Loan Origination Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $1,798.20"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx public guidelines) QM points and fees test due to Fees charged $3,393.20 Exceeds Fees threshold of $3,297.00 Over by +$96.20. The below fees were included in the test.
Loan Origination Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $1,798.20"
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject Approve/Eligible at 39.68%. Tape shows BWR was part time and fluctuating income may push DTI higher up to 63.75%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39082891	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,637.54	03/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	799	37.236%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 4/xx/2022 shows that the mortgage was originated on xx with xx (borrower) and (lender) xx, in the amount of xx
The first and second installments of county taxes for the year of 2021 have been paid in the amount of $2318.77. The current ownership is vested in the name of xx (borrower).
The review of the payment history shows that the borrower is current with the loan and the next due date is for 5/xx/2022. The last payment was received on 3/xx/2022, in the amount of $2,489.35, which was applied for 4/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $2,489.35 and PITI is $2,489.35, with the interest rate of 2.875%.

Collections Comments:The review of comment history shows that the borrower is current with the loan. The borrower declaration xx states that the borrower is not impacted covid.
The property is owner occupied. No damage or repair to the property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 37.236% Tape Value: 57.397% |---| -20.161% |----| -20.16100% Comment: DTI is 37.236%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -18.665%   Variance %: -18.66500%   Comment: Housing ratio is 34.473%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: 1/xx/2022 Variance: -6 (Days) Variance %: Comment: Note doc date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan approved at 37.236%. Tape shows IRA income not supported and documented and excluding IRA income the DTI exceeds 57%. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "1. Loan failed charges that cannot increase more than 10% test. Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate dated 12/xx/2021 at $1,149.00 and on Final Closing Disclosure dated 01/xx/2022 at $1,283.00. Fee amount exceeds by +$19.10. Valid COC for the increase in fee is missing from the loan documents.

2. This loan failed charges that cannot increase test. Initial LE dated 12/xx/2021 reflects Appraisal Fee at $475.00. However, final CD dated 01/xx/2022 reflects Appraisal Fee at $600.00. This is increase in fee by $125.00. Valid COC is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate Lock agreement singed by borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91479847	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,406.92	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	703	Not Applicable	18.657%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 4/xx/2022 reflects that the subject mortgage originated on xx with the lender “xx” in the amount of xx
The chain of the assignment has been completed. The latest assignment is with “xx”.
No active liens and judgments have been found against the borrower and the property.
The county taxes for the year of 2021 (1st installment) have been paid off in the amount of $1,203.46.
The county taxes for the year of 2021 (2nd installment) are due in the amount of $1,203.46.
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of 4/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 4/xx/2022 in the amount of $2,107.09 with interest rate of 2.375% and P&I $1,863.80 for the due date of 5/xx/2022. The next due date is 06/xx/2022. The latest payment history reflects the UPB in the amount of $xx.	Collections Comments:Current legal status is performing the loan.
As per review of latest payment history as of 4/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 4/xx/2022 in the amount of $2,107.09 with interest rate of 2.375% and P&I $1,863.80 for the due date of 5/xx/2022. The next due date is 06/xx/2022. The latest payment history reflects the UPB in the amount of $xxx
No information has been found regarding foreclosure process & bankruptcy case.
No visible damages/repairs have been found.
As per 1003, borrower is working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xx Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is non-owner occupied. Tape shows loan closed without an appraisal. Appraisal dated after note date."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8791893	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,455.04	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	37.454%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 4/xx/2022, the subject mortgage was originated on xx which was recorded on xx
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount of $1,256.50 and PITI is in the amount of $1,501.78. The UPB reflected as per the tape data is in the amount of $xx.	Collections Comments:The loan is currently performing. According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount of $1,256.50 and PITI is in the amount of $1,501.78. The UPB reflected as per the tape data is in the amount of $xxx
The servicing comments are unavailable hence unable to determine the occupancy and condition of the subject property. No damage or repairs have been found.
As per the 1003 document the borrower is working as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -6 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the increase in property value since purchase from xx to appraised value of xx is not supported. Tape shows false representations in appraisal over interior work to kitchen, C2 condition not supported and comps used are dissimilar. Value not supported."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Initial CD dated 1/xx/2021 reflects Appraisal fee at 550.00 paid by lender. However, final CD dated 3/xx/2021 does not reflect Appraisal fee paid by lender. This is decrease of $550.00 for charges that cannot decrease."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx Notary's signature date on the Deed of Trust is xx Note date is xx	Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30947575	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,629.32	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	790	808	49.757%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 4/xx/2022 shows that the subject mortgage was originated on xx and recorded on xx
The chain of assignment is complete. The last assignment is with xx.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of 4/xx/2022 shows that the borrower is current with the loan. The next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,457.42 with interest rate 2.750 % which was applied for the due date 4/xx/2022. The current UPB as of the date is xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 4/xx/2022 shows that the borrower is current with the loan. The next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1,457.42 with interest rate 2.750 % which was applied for the due date 4/xx/2022. The current UPB as of the date is $xxx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx. Covid-19 attestation is available in the loan file located at xx.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
The borrower is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Lifetime Cap Rate Loan Value: 7.750% Tape Value: 5.000% |---| 2.750% |----| 2.75000% Comment: Note document reflects ARM lifetime cap rate as 7.750%. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.757%   Tape Value: 49.622%   Variance: 0.135%   Variance %: 0.13500%   Comment: The borrower’s income is $8,000.00 and total expenses are in the amount of $3,980.58. So calculated DTI ratio is 49.757%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 2.042%   Variance %: 2.04200%   Comment: The borrower’s income is $8,000.00 and present primary housing expenses are in the amount of $2,404.58. So calculated housing ratio is 30.057%.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 7.750%   Tape Value: 5.000%   Variance: 2.750%   Variance %: 2.75000%   Comment: Note document reflects max rate at first adjustment as 7.750%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -6 (Days) Variance %: Comment: Note document reflects note date as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but tape shows property is NOO based on appraisal (1 unit rented, 1 unit vacant) and hazard insurance showing landlord policy type. Elevated for client review."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.757%, the borrower’s income is $8,000.00 and total expenses are in the amount of $3,980.58 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept/Eligible” with a DTI of 50.00%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89908623	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,682.51	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	780	768	45.551%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 04/xx/2022 shows that the subject mortgage was originated on xx and was recorded on xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee forxx

No active liens and judgments have been found against borrower and property.

2nd   installment combined/school taxes of 2022 have been due on different dates total in the amount of $8,841.25.
According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 4/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $2,273.61 and PITI is in the amount of $4,199.01. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 4/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $2,273.61 and PITI is in the amount of $4,199.01. The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 6/xx/2021   Variance: -6 (Days)   Variance %:    Comment: Updated as per note   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per 1008. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $279,633.57. Calculated finance charge is $279,743.57 for an under disclosed amount of $110.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TRID total of payment disclosed on final CD as $830,582.96. Calculated total of payments is $830,942.96 for an under disclosed amount of 360.00. The disclosed total of payments of $830,582.96 is not considered accurate because it is understated by more than $100."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Initial CD dated 4/xx/2021 reflects Transfer Taxes at 1,470.00 paid by lender. However, Final CD dated xx reflects Transfer Taxes at 1,370.00 paid by lender. This is decrease of $100.00 for charges that cannot decrease."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45%. Tape shows rental income miscalculation on prior residence may push DTI over 59%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.551%, the borrower’s income is $16,172.92 and total expenses are in the amount of $7,367.00 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI of 46%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58719793	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,464.33	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	726	Not Applicable	36.642%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 4/xx/2022, the subject mortgage was originated on xxand recorded on xx in the amount of xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found against the borrower.
2nd installment county taxes of 2021 are due on 10/xx/2022 in the amount of $2,232.16.
According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022 which was applied for the due date of 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of $1,871.39 and PITI is in the amount of $2,258.32. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022 which was applied for the due date of 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of $1,871.39 and PITI is in the amount of $2,258.32. The UPB reflected as per the payment history is in the amount of $xxx
The reason for default is unable to be determined from the latest servicing comments.
No evidence has been found regarding damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the 1003, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO and approved at 36.62%. Tape shows loan does not meet LP/AUS reserve requirement of $17,029.86 as the borrower had only $659.97 available at the time of closing."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88246472	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,217.96	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	725	Not Applicable	45.690%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 4/xx/2022 shows that the mortgage was originated on xx with xx, in the amount of xx
There are two UCC liens active in the favor of xx recorded on 6/xx/2017 and 5/xx/2019 respectively. The amount of lien is not available.
The first and second installments of county taxes for the year 2021 have been paid in the amount of $2108.98 each respectively. The current ownership is vested in the name of xx (borrower).
The review of the payment history shows that the borrower is current and the next due date is for 5/xx/2022. The last payment was received on 4/xx/2022, in the amount of $1,462.50, which was applied for 4/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $1,462.50 and PITI is $1,914.28, with the interest rate of 2.875%.

Collections Comments:The review of comment history shows that the borrower is current with the loan. The property is owner occupied. No damage or repair to the property has been found. The borrower is current and the next due date is for 5/xx/2022. The last payment was received on 4/xx/2022, in the amount of $1,462.50, which was applied for 4/xx/2022. The UPB stated in the payment history is $xxx The Current P&I is $1,462.50 and PITI is $1,914.28, with the interest rate of 2.875%.

The covid attestation (Located-xx) states that the borrower is not impacted by covid.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 45.690% Tape Value: 45.740% |---| -0.050% |----| -0.05000% Comment: Updated as per 1008. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 24.201%   Tape Value: 24.252%   Variance: -0.051%   Variance %: -0.05100%   Comment: Updated as per 1008.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Updated as per final 1003   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Updated as per Final 1003. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.69%.Tape shows omitted solar debt and miscalculated BWR fluctuating income may push DTI higher. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.690% as the borrower’s income is $7,909.80 and total expenses are in the amount of $3,614.00 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Accept” with a DTI of 46%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78624601	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	35.935%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 04/xx/2022 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx. There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee forxx No active liens and judgments have been found against borrower and property. Combined taxes of 2021 have been exempt on 01/xx/2022.	According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 4/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $1,487.04 and PITI is in the amount of $1,639.34. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022, which was applied for the due date of 4/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $1,487.04 and PITI is in the amount of $1,639.34. The UPB reflected as per the payment history is in the amount of $xxx The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence of damage or repairs has been found. No evidence has been found regarding COVID-19. As per the 1003, the borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -8 (Days) Variance %: Comment: Note document reflects date as xx Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan doesn't contain bond agency required documents. Bond Agency specific recorded addendum to the deed of trust. This addendum is a condition of the OR Housing program, as it allows the lender to call the loan due and payable if some of the provisions of OR Housing loan are not met."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54422162	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	$596.88	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	44.183%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage was originated on xx with the lender MERS as nominee for xx, LLC which was recorded on xx for the amount of xx

No chain of assignment has been found.

No active liens and judgments have been found.
County annual taxes of xx	According to the payment history as of xx the borrower is current with the loan. The last payment received on xx the payment applied date was 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of $711.10 and PITI is in the amount of $866.18. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is performing. According to the payment history as of xx the borrower is current with the loan. The last payment received on 4/xx/2022, the payment applied date was xx and the next due date for payment is xx The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
As per th xx, the borrower is xx since last xx years. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure or bankruptcy.

Update:
No any additional information has been found.

Foreclosure Comments: xx
Bankruptcy Comments: xx	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.183% Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.799%   Tape Value: 40.803%   Variance: -2.004%   Variance %: -2.00400%   Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -6 (Days) Variance %: Comment: Note document shows document date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 44.00%. Tape shows incorrect hazard insurance amount used and DTI exceeds 45% and AUS ineligible. Unable to rely docs in file and unable to calc ATR."	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from loan document." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan document."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48020033	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,410.36	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	45.025%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
No active judgments or liens found.
County annual taxes of xx.
No prior year delinquent taxes have been found.
According to payment history as of 4/xx/2022, the borrower is making regular payments and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amountxx with P&I in the amount of $901.23. The unpaid principal balance is $xx.	Collections Comments:The loan is performing.

According to payment history as of xx the borrower is making regular payments and the next due date is xx The last payment was received on xx in the amount of xx The current interest rate is xx with P&I in the amount of xx The unpaid principal balance is xx

Bankruptcy was not filed.

No information has been found regarding the foreclosure.

The subject property has been occupied by the owner. No damages or repairs have been found.

Currently, the borrower is working xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -7 (Days) Variance %: Comment: Note reflects original note doc date as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.025% as the borrowers income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPg#68) and its recommendation is “Caution” with a DTI of 45.02%."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Appraisal fee at xx However, CD dated xx reflects Appraisal fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape data shows issue with loan documentation - AUS findings report missing or defective and loan closed w/ ineligible AUS. Unable to obtain any AUS Approval."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement singed by borrower is missing fro the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30966520	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,007.76	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	738	Not Applicable	35.373%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee ,xx. There is a state tax lien against the borrower in the favor of State of xx for the amount of xx which was recorded on xx 1s and 2nd installments of combined annual taxes of xx have been paid in the amount of xx No, prior year delinquent taxes have been found.	According to payment history as of xx the borrower is making regular payments and the next due date is 4/xx/2022. The last payment was received on 4/xx/2022 in the amount of $1848.70. The current interest rate is xx with P&I in the amount of $1018.13. The unpaid principal balance xx.	Collections Comments:The loan is performing. According to payment history as of xx the borrower is making regular payments and the next due date is 4/xx/2022. The last payment was received on 4/xx/2022 in the amount of xx The current interest rate is 2.990% with P&I in the amount of $1018.13. The unpaid principal balance is xx Bankruptcy was not filed. No information has been found regarding the foreclosure. The subject property has been occupied by the owner. No damages or repairs have been found. Borrower is retired from work.

Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -19.652%   Variance %: -xx   Comment: The borrower’s income is xx and total expenses are in the amount of xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 31.449%   Variance: -11.232%   Variance %: -xx   Comment: The borrower’s income is $9,000.00 and present primary housing expenses are in the amount of $1,819.55. So calculated housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: Note document reflects note date as xx
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* LE/CD Issue date test Fail (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject is approved at DTI of 35.373%. Tape shows retirement income misrepresentation and W2 miscalculation pushes DTI to 55.05%. Unable to rely on documents in loan file and unable to calculate ATR."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85948104	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$3,978.59	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	784	Not Applicable	43.117%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xxx and recorded on xx for the amount xx held by xx, LLC.

The chain of assignment is complete. The last assignment is with “xx, LLC”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of 4/xx/2022 shows that the borrower is current with the loan. The next due date isxx. The last payment was received on 3/xx/2022 in the amount of xx with interest rate 2.750 % which was applied for the due date 4/xx/2022. The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is 5/xx/2022. The last payment was received on 3/xx/2022 in the amount of xx with interest rate 2.750 % which was applied for the due date xx The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx Covid-19 attestation is available in the loan file located at xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
The borrower is owner of "xx"xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: A.L Tape Value: A |---| |----| Comment: Updated as per note. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.069%   Variance %: -xx   Comment: Updated as per 1008.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -0.069%   Variance %: -xx   Comment: Updated as per 1008.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed compliance ease delivery and timing test for closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date 6/xx/2021 which is after the consummation date xx
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43%. Tape shows SE income and subject property HOA and RE taxes were materially miscalculated and may push DTI over 163% and invalidate AUS. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.117%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xxpg#xxx) and its recommendation is “Accept” with a DTI of 43%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58736779	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,369.12	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	49.306%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated in the amount of xx on xx with the lender MERS as nominee for xx, LLC which was recorded on xx.
The chain of assignment has been completed as the subject mortgage is with xx, LLC.
No active judgments or liens have been found.
Taxes of xx have been paid in the amount of $6,369.12.	According to the payment history as of 4/xx/2022, the borrower is current with the loan and the last payment was received on 4/xx/2022 which was applied for 4/xx/2022 and the next due date for the payment is 5/xx/2022. The P&I is in the amount of $2,207.23 and PITI is in the amount of xx The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 4/xx/2022, the borrower is current with the loan and the last payment was received on 4/xx/2022 which was applied for xx and the next due date for the payment is 5/xx/2022. The P&I is in the amount of xx and PITI is in the amount of $2,834.99. The UPB reflected is in the amount of xx
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject xx
Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.306% Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -0.527%   Variance %: -0.52700%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -xx Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx delivered on xx which is more than 3 business days from initial application date xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GS xxpublic guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $15,426.51 over by +$1,205.81.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $15,167.32
Processing Fee paid by Borrower: $795.00
Underwriting Fee paid by Borrower: $670.00."
* LE/CD Issue date test Fail (Lvl 3)     "Initial loan estimate is dated xx and electronically signed on xx which is greater than 3 days. Unable to determine delivery date due to missing doc tracker.  TRID is failing for delivery timing of initial loan estimate."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.30%. Tape shows xx debts were not paid at closing and may push DTI over 54.79%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.30%. The borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx Page #xx) and its recommendation is approve/eligible for a DTI of 49.30%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24469093	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,887.27	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	814	Not Applicable	50.541%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage originated on xx with the lender “xx, LLC” in the amount of xx which was recorded on xx The chain of the assignment has been completed. The latest assignment is with “xx, LLC”. 1. There is prior child support lien against the subject borrower in the amount of xx in the favor of “Attorney General by assignment from xx” which was recorded on xx. 2. There is prior hospital lien against the subject borrower in the favor of xx” which was recorded on xx Document does not reflect the amount. The county taxes for the year of xx have been paid off in the amount of xx No prior year’s delinquent taxes have been found.	As per review of latest payment history as of 4/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 4/xx/2022 in the amount of $943.14 with interest rate of 4.375% and P&I $500.74 for the due date of xx The latest payment history reflects the UPB in the amount of xx	Collections Comments:As per review of latest payment history as of xx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 4/xx/2022 in the amount of xx with interest rate of xx and P&I $500.74 for the due date of 5/xx/2022. The next due date is 06/xx/2022. The latest payment history reflects the UPB in the amount of xx No information has been found xx. No visible damages/repairs have been found. As per 1003, borrower is not working. He is retired from 7 years and 1 month.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 50%. Tape shows final rate increased and DTI exceeds 50%. Unable to obtain any AUS approval."	* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.701% exceeds APR threshold of 4.010% over by +0.691%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.716% exceeds APR threshold of 4.010% over by +0.706%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.54% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx) and its recommendation is Accept with DTI of 50%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13865733	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$945.96	03/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	46.551%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx which was recorded on xx in the favor of MERS as nominee for xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
There is an HOA lien in the favor of xx, which was recorded on xx in the amount of xx The final judgment was entered on xx And its sale was scheduled for xx
Annual county taxes for 2021 have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per the review of the payment history as of xx the borrower is current with the loan and the next payment is due for 5/xx/2022. The last payment was received on 3/xx/2022 in the amount of xx which was applied for xx The current P&I is xx and PITI is xx The current UPB as per the tape is xx	Collections Comments:The loan is currently performing and the next payment is due for xx The last payment was received on 3/xx/2022 in the amount of $677.91 which was applied for xx No records foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property. The borrower Chris Whilby is retired.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 38.642%   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -5 (Days) Variance %: Comment: As per tape data,Note date is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved as Caution at 45%. Tape shows other undisclosed mortgage payment was found and may push DTI higher. Unable to rely on docs in file and unable to calc ATR."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.868% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xxPage #xx and its recommendation is “caution” with a DTI of 44.868%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of $4,597.96 over by +$2,017.02.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7914559	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,562.37	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	45.982%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx, LLC, and it was recorded on xx

The chain of assignment has been completed. The loan is currently assigned with xx

There is a junior mortgage originated on xx in the amount of xx with xx, anxx, and it was recorded on xx
No active judgments or liens have been found.

Annual county taxes xx

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of payment is 4/xx/2022. The last payment (P&I) was received in the amount of xx whicxh applied for 3/xx/2022. The current P&I is $993.84 with an interest rate of 2.250%. The UPB as of the date is mentioned in the updated payment history is in the amount xx	Collections Comments:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx the borrower is current with the loan and the next due date of payment is xx The last payment (P&I) was received in the amount of xx which applied for 3/xx/2022.xx. The UPB as of the date is mentioned in the updated payment history is in the amount of xx
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

The borrower is working with  xx
Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Loan Documentation - Loan application missing or defective."Defect: missing original, recorded addendum to the deed of trust. Our document control department tried everything to get the borrower to sign this form, the borrower is refusing to sign. This addendum is a condition of the OR Housing program, as it allows the lender to call the loan due and payable if some of the provisions of OR Housing loan are not met. Example (not all inclusive): lender may declare all sums secured by this mortgage to be immediately due and payable if: 1. cannot reasonably be expected to occupy the property as a principal residence or 2. who has a present ownership interest in a principal residence during any part of the three-year period 3. sold at an acquisition cost which is greater than 90% of the average area purchase price; or 4. who has an income in excess of the lesser of (a) the applicable income limit established by thexx	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects Recording fee at x However, CD dated 11/xx/2021 reflects Recording fee at xx This is a cumulative increase of $109.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as 06/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20421403	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,373.62	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	44.990%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx shows that the subject mortgage is at first lien position. Subject loan was originated on xx in the amount of xx in favor of MERS as nominee for xx, LLC.
No assignments have been found.
No active judgments or liens have been found.
Annual tax has been paid in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as of 3/xx/2022, the borrower is performing with the loan & next due for 4/xx/2022. The last payment was made on 9/xx/2021 in the amount of xx which was applied for the due date of 3/xx/2022. The UPB reflected in the amount ofxx	Collections Comments:According to the payment history as of xx the borrower is performing with the loan & next due for 4/xx/2022. The last payment was made on xx in the amount of xx which was applied for the due date of xx The UPB reflected in the amount of $xxx
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of borrower’s employment details has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: DTI is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -5 (Days) Variance %: Comment: Note doc date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects HOA Certificate fee at $275. However, Post CD dated 10/xx/2021 reflects HOA certificate fee at $410.00. This is an increase in fee of $135.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed document is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement document is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 45%. Tape shows income miscalculation over base and OT calculations may push DTI to 46% and AUS invalidated. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.990% as the borrower’s income is $8,208.48 and total expenses are in the amount of $3,693.03 and the loan was underwritten by LP (xxpg#xxx and its recommendation is Accept with a DTI of 45%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68956344	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,288.29	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	649	635	47.848%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows subject mortgage was originated on xx in the amount of xx, LLC, and it was recorded on xx

The chain of assignment has been completed. The loan is currently assigned with xx, LLC.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid off in the amount of xx

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of payment is 5/xx/2022. The last payment (P&I) was received in the amount of $1,525.89 which applied for xx The current P&I is $1,014.61 with an interest rate of 3.375%. The UPB as of the date is mentioned in the updated payment history is in the amount ofxx	Collections Comments:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of xx the borrower is current with the loan and the next due date of payment is xx The last payment (P&I) was received in the amount of xx which applied for xx The current P&I is xx with an interest rate of xx The UPB as of the date is mentioned in the updated payment history is in the amount of xx
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments

The borrower is working with xx
Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 1.286%   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 5/xx/2021 Tape Value: xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect appraisal re-inspection fee at $230.00. However, final CD dated xx reflects appraisal re-inspection fee at xx This is an increase in fee of $230.00 for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at approved at a DTI of 29%. Tape shows omitted primary mortgage, miscalculated subject second home PITI invalidated AUS. DTI unknown. Unable to rely on documents in the loan file and unable to calculate ATR."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.848%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xxPage #xx) and its recommendation is “Accept” with a DTI of 29%."
																																																																																								* Settlement date is different from note date (Lvl 2) xx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1433973	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,567.66	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	774	39.904%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx
No assignments found for the subject mortgage.

No active liens and judgment are found against the subject borrower property.

The 1st installment of town tax for 2022 has been paid off in the amount of xx.

The annual Utilities taxes for xx have been due in full in the amount of $55.09 on xx.
The annual Utilities taxes for xx have been due in full in the amount of $130.91 on xx.
Review of updated payment history as of xx the loan is currently performing and the next due for regular payment is 05/xx/2022. The last regular payment (P&I) was made on xx in the amount of $1,330.98 with the current interest rate of xx % for the due date of xx The UPB as of the date is in the amount ofxx	Collections Comments:As per the review of the servicing comments the loan is performing and the borrower is current with the loan. The last payment was received on xx which was applied for 04/xx/2022 and the next due date for the payment is xx The P&I is the amount of xx and PITI is in the amount of xx UPB reflected as per the updated payment history is in the amount of xx
The loan was never modified since its origination.
As per the comment the subject property has been occupied by the owner.
As per collection comments unable to determine reason for default of the borrower.  xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx Comment: The borrower's monthly income is xx after subject loan the proposed amount xx and total non-housing payments is xx Hence, the calculated DTI ratio is 39.904%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: x   Variance: -xx   Variance %: -xx   Comment: The borrower's monthly income is xx after subject loan the proposed amount xx Hence, the calculated HOUSING ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -4 (Days) Variance %: Comment: Note reflects original note doc date as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows may be NOO as loan was under review for occupancy at time of closing. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Property inspection waiver (PIW) is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test for $24.95 (Prohibited Fees Test Inclusion:- MERS Fee $24.95)."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for re-disclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date xx is more than 60 calendar days after the consummation date, or closing / settlement date xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 08/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16505329	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,379.25	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	665	Not Applicable	36.844%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount of xx in favor of MERS as nominee xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
Annual combined taxes for the xx.
Annual school taxes for the xx.	According to the payment history as of xx the borrower is performing and the next due date for the regular payment was 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $1,289.59(PITI) which was applied for the due date of xx The monthly P&I is in the amount of $715.10 with an interest rate of 3.50%. The current UPB is reflected in tape for the amount of xx	Collections Comments:According to the payment history as of xx the borrower is performing and the next due date for the regular payment was 05/xx/2022. The last payment was received on xx which was applied for the due date of xx The monthly P&I is in the amount of $715.10 with an interest rate of 3.50%. The current UPB is reflected in tape for the amount of xx
As per final 1003, xx.
No evidence has been found regarding the foreclosure & bankruptcy process.
No information has been found regarding the current occupancy & property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -6 (Days) Variance %: Comment: Updated as per note document. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approve/ineligible at 37%. Tape and AUS in file show ineligible due to inability to validate income and funds to close. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on Closing Disclosure dated 1/xx/2022. Initial LE dated 12/xx/2021 reflects lender credit at xx however, final CD dated 1/xx/2022 reflects Lender Credit at $0.00. This is decrease of $49.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
																																																																																							* Intent to Proceed Missing (Lvl 3) "Borrower's intent to proceed is missing in loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40068169	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$7,548.92	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	700	17.281%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx

No single assignment of mortgage is available in the updated title report.

There is an active HOA lien available against the subject property in the amount of xx
The 1st installment of county tax for 2022 has been paid off in the amount ofxx
No prior year delinquent taxes have been found.	Review of updated payment history as of 04/xx/2022, the borrower is current with the loan and the next due for regular payment is 05/xx/2022. The last regular payment (P&I) has been made on xx in the amount of $1,387.93 for the due date of 04/xx/2022. The UPB as of the date is in the amount of $xx.	Collections Comments:The loan is currently performing.
Review of updated payment history as of xx the borrower is current with the loan and the next due for regular payment is 05/xx/2022. The last regular payment (P&I) has been made on 04/xx/2022 in the amount of xx. The UPB as of the date is in xx
No evidence is available regarding foreclosure proceedings and bankruptcy filings.
No evidence is available regarding property xx

Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No xx Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -5 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal, however, property inspection waiver is missing from loan files."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan has failed initial closing disclosure delivery date test failed due to initial closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date 8/xx/2021 which is on the consummation date xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Revised loan estimate delivery date test failed due to being less than seventh business day before the consummation date of xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/xx/2021 does not reflect transfer taxes fee. However, CD dated 8/xx/2021 reflects transfer taxes fee at $32.00. This is an increase in fee of $32.00 for charges that cannot increase. Valid COC for the increase in fee is available atxxPg#571). However, COC is not getting tested due to loan failing TRID delivery and timing test."
																																																																																							* Intent to Proceed Missing (Lvl 3) "Borrower's intent to proceed is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "xxTape shows xxncome documentation missing invalidating AUS. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49435803	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,540.44	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	685	Not Applicable	47.589%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated onxx
No assignments found for the subject mortgage.

No active liens and judgment are found against the subject borrower property.
The 1st installment of county tax for 2022 has been paid off in the amount of xx	Review of updated payment history as of 04/xx/2022, the loan is currently performing and the next due for regular payment is 05/xx/2022. The last regular payment (P&I) was made on 04/xx/2022 in the amount of $833.61 with the current interest rate of 3.750 % for the due date of xx The UPB as of the date is in the amount of xx	Collections Comments:As per the review of the servicing comments the loan is performing and the borrower is current with the loan. The last payment was received on 04/xx/2022 which was applied for xx and the next due date for the payment is 05/xx/2022. The P&I is the amount oxx is in the amount of $1,031.90. The UPB reflected as per the updated payment history is in xx
The loan was never modified since its origination. As per the comment the subject property has been occupied by the owner. As per collection comments unable to determine the reason for default of the borrower.  The latest BPO is not available. Recent servicing comments do not reflect any damage.

Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -5 (Days) Variance %: Comment: Updated as per note document. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.58% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx and its recommendation is Approve/Ineligible with a DTI of 47.58%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed Compliance Ease delivery and timing test for revised closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is after consummation date xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $5,446.76 exceeds fees threshold of $5,207.41 Over by +$239.35.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: $4,865.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2021 reflects Points - Loan Discount Fee at xx However, final CD dated xx reflects  Points - Loan Discount Fee at xx this is an increase in fee of +$3,375. For charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects appraisal fee at xx however, final CD dated 01/xx/2022 reflects appraisal fee at xx This is an increase in fee of +$298.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Lxx

The below fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
* Intent to Proceed Missing  (Lvl 3)     "Borrower's intent to proceed is missing in loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 47%. Seller tape shows loan closed with approved/Ineligible and final AUS report is missing."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15138657	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,089.30	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	44.969%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx shows that the subject mortgage is at first lien position. Subject loan was originated onxxn favor of MERS as nominee for xx, LLC.
No assignments have been found.
No active judgments or liens have been found.
Annual tax has been paid in the amount ofxx	Payment history as of 04/xx/2022 shows that the loan is in performing stage. Current rate of interest is 2.990% and P&I is $830.76. The last payment was received on 04/xx/2022 which was applied for the due date of xx	Collections Comments:Loan is currently in performing stage.
As per latest 24 months servicing comment loan is in performing stage. Current rate of interest is xx The last payment was received on xx which was applied xx
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of borrower’s employment details has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No xx Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment: Note document reflect date xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xx Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $7,210.16 exceeds fees threshold of $5,665.77 over by xx

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2021 reflect points - loan discount fee at xx however, final CD dated xx reflects points - loan discount fee at xx This is an increase in fee of $94.16 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 3/xx/2021 reflects the sum of Section C fees and Recording fee at $35.00. However, CD dated 5/xx/2021 reflects the sum of Section C and Recording fee at $1,070.00. This is a cumulative increase of $1,031.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails Gxx public guidelines) QM points and fees test due to fees charged $7,210.16 exceeds fees threshold of xx.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.96%. Tape shows borrower was not employed at closing. Excluding the income resulted in a revised total monthly income of $0.00 and a revised DTI that could not be calculated. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.96% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxpg#xxx and its recommendation is Approve/Eligible with a DTI of 44.96%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28889123	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,535.80	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	783	Not Applicable	28.040%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on 1xx
No assignments have been found.
No active liens and judgments have been found.
First to third county installment taxes for the year of xx
No prior year delinquent taxes have been found.
According to the payment history as of 04/xx/2022, the borrower is currently making the regular payments and the next due date is 05/xx/2022. Last payment was received on 04/xx/2022 in the amount of $1134.62. Current P&I is xx. The new UPB is reflected in the amount of xx	Collections Comments:The loan present status is performing.
According to the payment history as of xx the borrower is currently making the regular payments and the next due date is xx Last payment was received on xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 12/xx/2020   Variance: -6 (Days)   Variance %:    Comment: Updated as per note.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Update as per 1008. T xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan failed compliance ease delivery and timing test for closing disclosure dated xx The initial closing disclosure receipt date is less than three business days before the consummation date."
* Missing Appraisal (Lvl 3)     "Appraisal document is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 28%. Tape shows Work Number VOE did not include 2020 income and missing VOE at closing; BWR may not be employed. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24570527	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,409.74	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	752	33.809%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx

No single assignment of mortgage is available in the updated title report.

There is UCC lien available against the borrower in favor of xx LLC” and it was recorded on xx However, amount is not available on lien document.

The combined annual county taxes for the year 2021 have been paid in the amount of $xx	Review of updated payment history as of xx the loan is currently performing. The last regular payment (P&I) was made on 3/xx/2022 in the amount of $1,097.39 with interest rate 2.875% for the due date of 4/xx/2022. The UPB as of the date is in the amount xx.	Collections Comments:As per review of updated payment history as of 4/xx/2022, the loan is currently performing. The last regular payment (P&I) was made on 3/xx/2022 in the amount of xx
No evidences found regarding bankruptcy or foreclosure proceedings in comments.
The borrower is working with xx
Update:
No any additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Updated as per AUS Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -0.180%   Variance %: -xx   Comment: Updated as per AUS   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -6 (Days)   Variance %:    Comment: Updated as per Note,   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xx Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per Final CD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Initial CD dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is after the Consummation date xx
* Intent to Proceed Missing  (Lvl 3)     "The Borrower's Intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 33.80%. Tape shows BWR was not employed at closing and excluding the income pushes DTI to 51.88%. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3508615	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,652.24	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	645	Not Applicable	44.733%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 04/xx/2022 shows that the subject mortgage was originated on xx
No assignments found for the subject mortgage.

No active liens and judgment are found against the subject borrower property.
The 1st installment of county tax for 2021/2022 has been due in the amount of xx
Review of updated payment history as of 03/xx/2022, the loan is currently performing and the next due for regular payment is 05/xx/2022. The last regular payment (P&I) was made on 03/xx/2022 in the amount of $529.49 with the current interest rate of 3.875 % for the due date of xx The UPB as of the date is in the amount of xx	Collections Comments:As per the review of the servicing comments the loan is performing and the borrower is current with the loan. The last payment was received on 03/xx/2022 which was applied for xx The UPB reflected as per the updated payment history is in the amount of xx
The loan was never modified since its origination.
As per the comment the subject property has been occupied by the owner. As per collection comments unable to determine reason for default of the borrower.  The latest BPO is not available. Recent servicing comments do not reflect any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 44.733% Tape Value:xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 21.302%   Variance: -3.789%   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Variance: -6 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45%. Tape shows PITI was miscalculated and DTI is over 49% and AUS invalid. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.73% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx and its recommendation is “Accept” with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14059331	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,449.44	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	749	33.527%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and it was recorded on xx in the amount oxx. No active judgments/liens have been found in the updated title report against the borrower/subject property. 1st & 2nd installments of county taxes for the xx have been paid in full in the total amount of xx	According to the payment history as of 03/xx/2022 the borrower is performing and the next due date for the regular payment was 05/xx/2022. The last payment was received on xx in the amount of $2,059.46(PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $2,059.46 with an interest rate of 2.625%. The current UPB is reflected in tape for the xx	Collections Comments:According to the payment history as of xx the borrower is performing and the next due date for the regular payment was 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of xx which was applied for the due date oxxwith an interest rate of xx The current UPB is reflected in tape for the amount of xx As per final 1003, the borrower is working as xx . No evidence has been found regarding the foreclosure & bankruptcy process. No information has been found regarding the current occupancy & property condition.
Update:
No any additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes xx Comment: Borrower1 is not self employed. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.527%   Tape Value: 38.465%   Variance: -4.938%   Variance %: -xx   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes xx  Hazard Insurance $109.92 + Flood Insurance $00 + MI $00 + HOA Dues xx equals $3,952.76 and All Other Monthly payments are xx The Borrowers Total Monthly income Verified as xx Hence, Post-Close DTI per 1003 is 33.527%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -1.263%   Variance %: -xx   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes xx + Hazard Insurance $109.92 + Flood Insurance $00 + MI $00 + HOA Dues $414.00) equals $3,952.76 and All Other Monthly payments are $1,887.00. The Borrowers Total Monthly income Verified as xx Hence, housing Ratio per xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 1/xx/2021 Tape Value: xx Variance: -6 (Days) Variance %: Comment: Note document in loan file reflects note date as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 01/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx which is not within 3 business day from the Consummation date xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject Approve/Eligible at 35.39%. Tape shows BWR SE dental income and BWR2 SE income missing 2 years tax returns and YTD P&L and rental income was instead a net loss. AUS invalid. Unable rely on docs in file and unable to calculate ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81390328	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,287.64	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	703	682	44.855%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x shows that the subject mortgage was originated on x and it was recorded on x in the amount of x in favor of MERS as nominee for xx, LLC.

No single assignment of mortgage is available in the updated title report.

No active judgments/liens have been found against the borrower/subject property.

The annual combined taxes for xx

No prior year delinquent taxes have been found.	Review of updated payment history as of xx the borrower is current with the loan and the next due for regular payment is 05/xx/2022. The last regular payment (P&I) has been made on 04/xx/2022 in the amount of $877.72 for the due date of 04/xx/2022.xx	Collections Comments:The loan is currently performing.
Review of updated payment history as of xx the borrower is current with the loan and the next due for regular payment is xx  for the due date of 04/xx/2022. The UPB as of the date is in the amount of $xxx
No evidence is available regarding foreclosure proceedings and bankruptcy filings.
No evidence is available regarding property xx or xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.855% Tape Value: xx Comment: DTI is 44.855%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.106%   Tape Value: 49.254%   Variance: -10.148%   Variance %: -xx   Comment: Housing ratio is 39.106%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 1/xx/2021 Tape Value: 1/xx/2021 Variance: -19 (Days) Variance %: Comment: xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 44.855%. Tape shows multiple income and expense miscalculations over SSI, annuity, part time income and missed debts push DTI over 60%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.85%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xxloan file Page #xx and its recommendation is Accept with a DTI of 45.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55239842	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,807.28	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	623	32.701%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
No assignments found for the subject mortgage.

1) There is an active senior credit card judgment available in the updated title report against borrower xx
2) There are two active senior hospital liens available in the updated title report against borrower xx in the total amount ofxx
3) There is an active junior civil judgment available in the updated title report against borrower xx in the amount of xx in favor of "xx" and it was recorded on xx

The 1st installment of town tax for 2022 has been paid in full in the amount ofxx
Review of updated payment history as of xx the loan is currently performing and the next due for regular payment is 05/xx/2022. The last regular payment (P&I) was made on 04/xx/2022 in the amount of $1,576.46 with the current interest rate of 4.990 % for the due date of 04/xx/2022. xx	Collections Comments:As per the review of the servicing comments the loan is performing and the borrower is current with the loan. The last payment was received on 04/xx/2022 which was applied for xx and the next due date for the payment is xx .The UPB reflected as per the updated payment history is in the amount of xx
The loan was never modified since its originations.
As per the comment the subject property has been occupied by the owner. As per collection comments xx the reason for default is borrower is curtailment of income.  The latest BPO is not available .Recent servicing comments do not reflect any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N.A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey mortgage banker or correspondent mortgage banker license prohibited fees test. The below fees were included in the test:
Legal Fees paid by Seller: xx
Title Closing Protection Letter paid by Borrower: $75.00
Title Mortgage Satisfaction Service paid by Borrower: $75.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot decrease test. Initial LE dated 9/xx/2019 reflects non-specific lender credit at xx However, final CD dated xx reflects non-specific lender credit at xx This is decrease of xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 32.701%. Tape shows BWR1 income was not stable as on job for 1 month and BWR2 income not documented. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.253%. Exceeds APR threshold of 5.030%. Over by +0.223%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 5.253%. Exceeds APR threshold of 5.030%. Over by +0.223%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58172055	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,134.48	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	20.186%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of xx title report dated xx shows that the subject mortgage was originated on xx with lender MERS as nominee for xx, which was recorded on xx The Assignment of the subject mortgage is compete as the subject mortgage is currently with MERS as nominee for xx.
No active liens and judgment has been found on the updated title report.
1st installment of combined tax for the year ofxx	Review of the payment history shows that the borrower has been performing. The last payment was received on 4/xx/2022 in the amount of $1,061.43 which was applied on 4/xx/2022 and the next due date is xx The rate of interest is 2.750% and the UPB is in the amount of xx	Collections Comments:The subject loan is in performing. Review of the collection comments state that the borrower has been performing. The last payment was received on 4/xx/2022 in the amount of xx which was applied on xx
No information has been found regarding the foreclosure and bankruptcy in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in average condition.

The borrower is owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 20.186% Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.385%   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: Note reflects document date is xxTape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xx Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase TRID Post-Consummation Event Validation Test due to This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan.Please review the loan data to ensure the dates are in the correct fields."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "xx is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial xx disclosure is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 20%. Tape shows potential fraudulent misrepresentation of income for SE BWR. CPA tax returns and tax transcripts do not remotely match up. AUS invalid. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50961264	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$8,255.88	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	507	Not Applicable	62.022%	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2020	xx	Not Applicable	3.250%	$775.65	03/xx/2020	Lower Interest Rate	Review of updated title report dated xx shows that the subject mortgage was originated on xx. The Assignment of the subject mortgage is compete as the subject mortgage is currently with xx LLC.
There is an active civil judgment against the xx xx
There is an active HOA lien/COA lien against the subject property in the amount of xx xx
Review of the payment history shows that the borrower has been performing. The last payment was received on xx in the amount of xx which was applied on 4/xx/2022 and the next due date is 5/xx/2022. The rate of interest is xx	Collections Comments:The subject loan is in performing. Review of the collection comments state that the borrower has been performing. The last payment was received on 3/xx/2022 in the amount of $1,716.65 which was applied onxx
Loan Modification agreement was made between borrower and lender on 1/xx/2020. As per modification the new P&I is xx the maturity date is 2/xx/2060. The new interest rate is xx The UPB is in the amount of xx and the interest bearing amount is xx
No information has been found regarding the foreclosure and bankruptcy in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx As per modification the new P&I is xx and the maturity date is xx The new interest rate is xx The UPB is in the amount of xx	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 62.022% Tape Value: xx Comment: The borrower's monthly income is $5,592.15 after subject loan the proposed amount $1,815.49 and total non-housing payments is xx Hence, the calculated DTI ratio is 62.022%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 24.984%   Variance: xx   Variance %: xx   Comment: The borrower's monthly income is $5,592.15 after subject loan the proposed amount xx Hence, the calculated housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Note reflects original note doc date as xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xx Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance is no xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) xx 3) "PIW is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance ease delivery and timing test initial loan estimate dated xx and initial application dated xx However, delivery date is xx and document tracker proving the delivery of initial loan estimate within 3 business days is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx which is more than 3 business days from initial application date xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account is not hand signed and hand dated by borrower."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 62.02%. Tape shows material PITI miscalculation of property taxes. DTI impact not provided. AUS invalid. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 62.02% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx and its recommendation is “Approve/Eligible” with a DTI of 62.02%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79722539	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$4,627.66	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	683	709	41.647%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 4/xx/2022 shows that the subject mortgage was originated on ss

The chain of assignment is complete. The last assignment is with “xx, LLC”.

There is one prior judgment active against the borrower in the amount of xx
There is one more prior judgment available in UT in the amount of ss. However, the judgment is not considered as the name of defendant is inconsistent with the borrower’s namexx
No delinquent taxes have been found for the prior year.
The review of updated payment history as of 4/xx/2022 states the borrower is current with the loan and the next due date is xx. The last payment (P&I) was received in the amount of $2,293.73 which was applied for the due date 4/xx/2022. The current P&I is $1,803.31 with an interest rate of xx. The UPB as of the date xx	Collections Comments:The current status of the loan is performing.
The review of updated payment history as of xx states the borrower is current with the loan and the next due date is xx The last payment (P&I) was received in the amount of xx with an interest rate of 3.375%. The UPB as of the date is xx
No foreclosure activity has been found.
No bankruptcy has been filed after loan origination.
The loan was originated on xx
The property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
The borrower is working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.647%   Tape Value: 51.883%   Variance: -10.236%   Variance %: -10.23600%   Comment: The borrower’s income is xx and total expenses are in the amount of xx So calculated DTI ratio is 49.167%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 23.632%   Tape Value: 27.899%   Variance: -4.267%   Variance %: -xx   Comment: The borrower’s income is $9,519.93 and present primary housing expenses are in the amount of xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Note document reflects note date as xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xx Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects purpose of refinance as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 08/xx/2021 is more than 60 calendar days after the consummation date xx
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is approved at 49.167%. Tape shows BWR1 xx income was fluctuating and SE income was not verified and may push DTI higher. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.167%, the borrower’s income is xx and total expenses are in the amount of xx and AUS report is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17795855	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,518.12	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	798	812	42.418%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report datedxx shows that the subject mortgage was originated on xx

No single assignment of mortgage is available in the updated title report.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of county taxes for the year xx
The 2nd installment of county taxes for the year xx
Review of updated payment history as of xx the loan is currently performing. The last regular payment (P&I) was made on 3/xx/2022 in the amount of $1,564.03 with interest rate 2.625% for the due date of xx The UPB as of the date is in the amountxx	Collections Comments:As per review of updated payment history as of xx the loan is currently performing. The last regular payment (P&I) was made on 3/xx/2022 in the amount of xx with interest rate 2.625% for the due date of xx
No evidences found regarding bankruptcy or foreclosure proceedings in comments.
The borrower is Retired person.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -7 (Days) Variance %: Comment: Original note doc date as xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for revised CD dated 11/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx which is after the consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 08/xx/2020 delivered on xx which is more than 3 business days from initial application date xx
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject Approve/Eligible at xx Tape shows BWR trust income documentation did not show distributions to support income. AUS invalid. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61655195	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,973.46	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	38.594%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
The review of the updated title report dated xx shows that the subject mortgage was originated on xx
No assignments found for the subject mortgage.

No active liens and judgment are found against the subject borrower property.
The 1st installment of county tax for xx has been paid in full the amount of xx
Review of updated payment history as of 04/xx/2022, the loan is currently performing and the next due for regular payment is 05/xx/2022. The last regular payment (P&I) was made on 04/xx/2022 in the amount of xx2. The UPB as of the date is in the amount of xx	Collections Comments:As per the review of the servicing comments the loan is performing and the borrower is current with the loan. The last payment was received on xx which was applied for 04/xx/2022 and the next due date for the payment is xx
The loan was never modified since its originations.
As per the comment the subject property has been occupied by the owner. As per collection comments unable to determine the reason for default of the borrower.  The latest BPO is not available .Recent servicing comments do not reflect any damage.
The borrower is working with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 3xx Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.175%   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 2/xx/2021 Tape Value: xx Variance: -6 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.59%. Tape shows borrower was not employed prior to closing. Unable to rely on documents in file and unable to calculate ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83529947	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$975.48	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	48.147%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 4/xx/2022 shows that the subject mortgage was originated on xx

No single assignment of mortgage is available in the updated title report.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual county taxes for the year xx

Review of updated payment history as of xx the loan is currently performing. The last regular payment (P&I) was made on 4/xx/2022 in the amount of $586.12 with interest rate 2.990% for the due date of xx The UPB as of the date is in the amount xx	Collections Comments:As per review of updated payment history as of xx the loan is currently performing. The last regular payment (P&I) was made on 4/xx/2022 in the amount of xx with interest rate xx for the due date of xx
No evidences found regarding bankruptcy or foreclosure proceedings in comments.
The borrower is Owner of xx Update:
As per the comment dated 12/xx/2022, the subject property is occupied.
As per the comment dated 12/xx/2022, the repayment plan was approved from 1/xx/2023 to 4/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.147% Tape Value:xx Comment: Updated as per 1008. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx: Variance %: Comment: Updated as per Note. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but per tape and file is NOO. Property insurance is for investment property and BWR address is not listed as the subject property."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Revised Closing Disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date 06/xx/2021 which is after the Consummation date 06/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/xx/2021 reflect Points - Loan Discount Fee at xx However, CD dated 06/xx/2021 reflects Points - Loan Discount Fee at $769.78. This is an increase in fee of +$601.78 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows multiple SE income miscalculations and omitted debts may push DTI over 66%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.147% as the borrower’s income is xx and total expenses are in the amount of $3,160.98 and the loan was underwritten by DU (xxpg#xxx) and its recommendation is “Approve/Eligible” with a DTI of 43.28%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52681924	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	No	Not Applicable	First	$0.00	$19,609.62	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	820	Not Applicable	24.814%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx shows that the subject mortgage is at first lien position. Subject loan was originated on xx
No assignments have been found.
No active judgments or liens have been found.
Annual tax has been paid in the amount of xx	Payment history as of xx shows that the loan is in performing stage. Current rate of interest is 2.750% and P&I is xx The last payment was received on 04/xx/2022 which was applied for the due date of xx Current UPB is xx	Collections Comments:Loan is currently in performing stage.
As per latest 24 months servicing comment loan is in performing stage. Current rate of interest is 2.750% and P&I is $7,607.35. The last payment was received on 04/xx/2022 which was applied for the due date of xx
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of borrower’s employment details has been found.

Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Final application reflects borrower DTI ratio percent as 22.049%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 11.364% Tape Value: xx Variance: -2.706% Variance %: -xx Comment: Final application reflects housing ratio per U/W as 0.000%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. Tape shows income not documented. The minimum reserve requirement were not met due to the total amount of verified funds required was xx and final CD reflect cash to close in the amount of xx However, assets in the amount of xx were verified with xxzen bank statements. The remaining required liquid funds in the amount of xx could not be verified."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48134940	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,925.55	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	11.357%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx
No single assignment of mortgage is available in the updated title report.
No active judgments/liens have been found against the borrower/subject property.
The annual combined taxes for xx
No prior year delinquent taxes have been found.	Review of updated payment history as of 04/xx/2022, the borrower is current with the loan and the next due for regular payment is xx The last regular payment (P&I) has been made on 04/xx/2022 in the amount of xx for the due date of 04/xx/2022. The UPB as of the date is in the amount of xx	Collections Comments:The loan is currently performing.
Review of updated payment history as of xx the borrower is current with the loan and the next due for regular payment is xx The last regular payment (P&I) has been made on 04/xx/2022 in the amount of   xx
No evidence is available regarding foreclosure proceedings and bankruptcy filings.
No evidence is available regarding property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -7 (Days) Variance %: Comment: Updated as per note document. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but seller defect shows may be NOO. Appraisal shows subject as vacant and listed for sale. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $329,925.25. Calculated finance charge is $330,275.26 for an under disclosed amount of xx Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
																																																																																							* Hazard Insurance (Lvl 3) "Hazard insurance policy is missing from the loan document."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73944732	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,193.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	765	813	34.124%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 0 xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
1st & 2nd installments of county taxes for thexx	According to the payment history as of xx the loan is performing and the next due date for the regular payment was 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of xx which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $1,377.44 with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of $ xx	Collections Comments:According to the payment history as of xx the loan is performing and the next due date for the regular payment was 05/xx/2022. The last payment was received on xx. The monthly P&I is in the amount of xx with an interest rate of 2.875%. The current UPB is reflected in tape for the amount of $ $xxx
As per final 1003, the borrower is working with an organization "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -9 (Days)   Variance %:    Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: xx Tape Value: Change in Rate/Term Variance: Variance %: Comment: Update as per 1008. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with a PIW. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "The loan failed compliance ease delivery and timing test for closing disclosure dated xx The initial closing disclosure receipt date is less than three business days before the consummation date."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 34%. Tape shows BWR1 declining income, missing YTD earnings and discrepancy over start date of employment and BWR2 out on disability leave. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52194983	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$370.39	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	760	Not Applicable	18.100%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report as of xx shows that the subject mortgage is at first lien position. Subject loan was originated on 0xx
No assignments have been found.
No active judgments or liens have been found.
Annual tax has been paid in the amount of xx No prior year delinquent taxes have been found.	Payment history as of xx shows that the loan is in performing stage. Current rate of interest is 3.750% and P&I is $250.08. The last payment was received on 03/xx/2022 which was applied for the due date of 04/xx/2022. Current UPB is xx	Collections Comments:Loan is currently in performing stage.
As per latest 24 months servicing comment loan is in performing stage. Current rate of interest is xx.
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of borrower’s employment details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: xx   Variance: -4.408%   Variance %: -xx   Comment: Housing ratio reflects 0.00%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -5 (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as 5/xx/2021. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows the most recent federal tax returns not documented and loan documentation did not include profit loss income statement. Resulting in a revised debt-to income ratio that cannot be calculated."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37106813	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,079.14	04/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	36.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx
There are 2 civil judgments and 1state tax lien against the borrower.
The first civil judgment was recorded on xx for the amount of xx in the favor of xx.
The second civil judgment was recorded on 09/xx/2016 for the amount of $865.99 in the favor of xx.
The state tax lien was recorded on 06/xx/2019 for the amount of xx
Annual taxes for the year 2021 have been paid for the amount of xx
According to the payment history as of xx the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 04/xx/2022 for the amount of xx The monthly P&I is in the amount of $918.97with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is regular with the payment and the next due date is xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 xx Comment: Tape data shows age of loan 2 and Audit value is 1 Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Tape data shows MI coverage amount xx and calculated value is 25.00%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 18 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows condo review was not completed and there is no verification that building is within ordinance and no verification that condo project is structurally sound. Condo apparently has over 16% of units in DLQ. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage points and fees test due to fees charged xx exceeds fees threshold of $6,486.86 over by +$405.48.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,456.25
Points - Loan Discount Fee paid by Borrower: $1,436.09"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $6,486.86 over by +$405.48.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,456.25
Points - Loan Discount Fee paid by Borrower: $1,436.09"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17333932	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,051.60	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	29.244%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of xx the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of $1657.31(PITI). The monthly P&I is in the amount of $1249.56 with an interest rate of xx The current UPB is reflected in PH for the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of $1657.31(PITI). xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx. The covid-19 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -xx Comment: Seller tape data shows age of loan is 5. However age of loan is 4. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: 86.140%   Variance: -51.140%   Variance %: -xx   Comment: Seller tape data shows MI Coverage amount is xx However, MI certificate reflects as 35.00%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: 9/xx/2021 Variance: 27 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows homebuyers education completed after note date (completed xx) MGIC. Underwriter cleared condition without cert."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13931999	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,041.06	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	776	774	25.429%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender MERS a xx
No active judgments or liens have been found.
1st and 2nd installment county taxes for 2021 have xx
As per the review of the payment history as of 5/xx/2022, the borrower is current with the loan and the next payment is due for 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of xx which was applied for 5/xx/2022. The current P&I is $809.95 and PITI is $1,017.71. The UPB is xx	Collections Comments:The loan is currently in performing and the next payment is due for xx The last payment was received on xx . No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. The borrower xx
The covid attestation is xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: xx Comment: As per tape data, age of loan is 8. However it reflects 7. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 87.020%   Variance: -0.002%   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: $xxx CLTV=87.018%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 5/xx/2021   Variance: 65 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 87.018% Tape Value: 87.020% Variance: -xx Comment: Collateral Value used for Underwriting: $xxx Loan Amount: xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows file closed without MI. LTV incorrectly calculated due to appraisal value not updated prior to CTC. Appraisal value is xx and Sales price is xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71212193	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,416.61	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	778	733	43.657%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on 0xx
There are no active liens and judgments against the borrower.
County taxes for the year 2021 have been paid for the amount of $xx
According to the payment history as of 05/xx/2022, the borrower is regular with the payment and the next due date is xx The last payment was received on 05/xx/2022 for the amount of $3665.28(PITI). The monthly P&I is in the amount of $3295.28 with an interest rate of 4.375%. The current UPB is reflected in PH for the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is regular with the payment and the next due date is xx. The monthly P&I is in the amount of $3295.28 with an interest rate of 4.375%. The current UPB is reflected in PH for the amount of xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as Custodianxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 8 Tape Value: 9xx% Comment: Note document reflects age of loan as 8 months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.001%   Variance %: 0.00100%   xx
																																																																																				Field: Original Note Doc Date Loan Value: 6/xx/2021 Tape Value: xx Variance: 0.001% Variance %: xx Comment: Collateral value used for underwriting: xx Loan amount: xx CLTV = xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Tape shows missing YTD and assets to support reserve requirements of xx rendering DU ineligible, short of assets found for closing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9661202	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,461.72	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	787	56.006%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of xx
According to the payment history as of xx the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of $1737.01(PITI). The monthly P&I is in the amount of $1165.90 with an interest rate of xx The current UPB is reflected in PH for the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is regular with the payment and the next due date is xx The last payment was received on xx. The monthly P&I is in the amount of $xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 4 Tape Value: 5 xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 56.006%   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 20 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows miscalculation as BWR Schedule C SE showed declining income and DTI may be higher. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.01% as the borrowers income is xx and total expenses are in the amount of xx and the loan was underwriting by DU (xxpg#xxx and its recommendation is Approve/Eligible with a DTI of 56.01%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64339303	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$491.98	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	26.868%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
 There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of xx and the next due date for payment is 06/xx/2022.The P&I is in the amount of $1,242.16 and PITI is in the amount of $1,954.41. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of 5/xx/2022 and the next due date for payment is xx. The UPB reflected as per the payment history is in the amount of xx
As per the 1003, the borrower is working at “xx” .
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The covid-19 attestation is available in the loan file xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 26.868%   Tape Value: xx   Variance: 0.761%   Variance %: 0.76100%   Comment: Decimal Differ   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 35.000%   Tape Value: xx   Variance: -331.520%   Variance %: -xx   Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance %: xx   Comment: Collateral Value used for underwriting $xxx Secondary Lien $000.00. Loan Amount  xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 9/xx/2021   Tape Value: xx   Variance: 52 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.564%   Variance %: xx   Comment: Collateral Value used for underwriting $xxx Loan Amount   xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Portbec Drive Tape Value: xx Variance: Variance %: Comment: Note document reflects property address as xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees test due to Fees charged xx Exceeds Fees threshold of $8,231.15 over by +$416.05. The below fees were included in the test.
Mortgage Broker Fee (Indirect) $7,952.88
Points - Loan Discount Fee paid by Borrower: $694.32"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated 09/xx/2021. Document tracker is missing and 3 business days were added to get receipt date xx which is after the Consummation date 09/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 09/xx/2021. Initial LE 08/xx/2021 reflects Lender Credit at $444.00, however, Revised CD dated 09/xx/2021 reflects Lender Credit at $0.00. This is decrease of $444.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 does not reflect Appraisal Re-Inspection Fee. However, CD dated 09/xx/2021 reflects Appraisal Re-Inspection Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "xx. The below fees were included in the test.
Mortgage Broker Fee (Indirect) $7,952.88
Points - Loan Discount Fee paid by Borrower: $694.32"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows homebuyers education completed through MGIC is not HUD approved and does not fulfill requirements for FNMA and cannot be sold to FHLMC. Also, LP not ran prior to note date."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan test due to APR calculated 4.590% exceeds APR threshold of 4.430% over by +0.160%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14645393	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,274.52	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	815	814	42.624%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx in the amount of xx |xx
No chain of assignment has been found. Currently, the mortgage assignment is with lender MERS as nominee for xx which was recorded on xx
There is prior judgment active against the borrower in the favor of Springs of Country Woods in the amount of xx
According to a review of the payment history as of xx the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI xx which includes P&I $836.85 with the rate of interest 3.625%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx The UPB reflected in the latest payment history is in the amount of xx
The borrower xx.
Covid-19 attestation is located at "xx".
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 7 xx Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.624%   Tape Value: xx   Variance: -0.299%   Variance %: -xx   Comment: Borrower DTI ratio percent as xx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio percent as xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 36.337%   Tape Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment: Original standard LTV (OLTV) as xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx St Tape Value: 1xx Variance: Variance %: Comment: Property address street asxx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82296917	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	$1,366.22	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	799	799	29.134%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on 10/xx/2021 and was recorded on 10/xx/2021, in the amount of xx
The chain of assignment has been completed.
1. There is civil judgment against the subject borrower in the amount ofxx hich was recorded on 1/xx/2016 in the favor of ‘xx.’.
2. There is civil judgment against the subject borrower in the amount of xx
3. There are two judgments against the borrower in the favor of ‘xx’ and ‘People of the state of xx
The combined taxes for year of xx
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of xx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx in the amount of $743.08 with interest rate of 3.00% and P&I $743.08 for the due date of 5/xx/2022. The next due date is 6/xx/2022. The latest payment history reflects the UPB in the amount of xx	Collections Comments:Loan is performing.
As per review of latest payment history as of xx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx
As per final 1003, borrower is working at ‘xx
No evidences have been found regarding foreclosure process & bankruptcy case.
No visible damages/repairs have been found.
Covid-19xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -xx Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 29.134%   Tape Value: 39.200%   Variance: -xx   Variance %: -10.06600%   Comment: Borrower DTI ratio percent is 39.201%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xxx   Tape Value: Medina   Variance:    Variance %:    Comment: Note reflects borrower last name as xx.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 52 (Days)   Variance %:    Comment: Original Note doc date is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Seller tape shows repurchase missing HMDA data tape. All exceptions cleared in Mtrade 12/xx/2021."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27608778	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,558.46	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	687	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
No assignments have been found. Currently, the assignment is with original lender xx
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for the year of xx are due in the amount of xx
No prior year delinquent taxes have been found.
According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of xx which was applied for the due date xx The unpaid principal balance is reflected in the amount of xx The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently in the performing and the next due date is xx The last payment was received on xxwhich was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount ofxxinterest rate is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
As per the final application, the xx
The covid-19 attestationxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 11 Tape Value: xx Comment: As per Tape data, age of loan is 11. However it reflects 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per tape data, Lender required MI certificate.However Final Application reflects MI certificate doesn't required.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per Tape data, Mortgage type is FHA. However Note documents reflects as Conentional.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.120%   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 75 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 1.690% Variance %: xx Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is refinanced. However, less than 6 months of payments were made at the time of application. First payment date is prior to xx whereas the loan was originated on xx
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA mortgage insurance certificate is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32568938	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,291.08	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	770	32.105%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx

The chain of assignment is complete. The last assignment is with “xx”.

No active judgments or liens have been found.

2nd half other taxes (supplemental bill) are due for xx in the amount of xx

No delinquent taxes have been found for the prior year.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of xx with interest rate 2.490 % which was applied for the due date 5/xx/2022. The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is xx The last payment was received on 5/xx/2022 in the amount of xx The current UPB as of the date is xx
No foreclosure & bankruptcy evidence has been found.
The loan was originated on xx
The borrower isxx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: xx Comment: Age of Loan is 15. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.003%   Variance %: xx   Comment: Collateral value used for Underwriting: xx Amount of Secondary Lien(s):$0. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: x   Variance: 43 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 0.003% Variance %: xx Comment: Collateral value used for Underwriting: $xxx Loan Amount: xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 09/xx/2020 reflects the sum of Section C fees and Recording fee at $1,303.00. However, CD dated 11/xx/2020 reflects the sum of Section C and Recording fee at xx This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows xx demands loan to be repurchased as the loan did not meet seasoning requirement."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35346874	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,641.42	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	661	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx shows that the mortgage was originated onxx
There is a civil judgment in the amounxx , which was recorded on xx
The first and second installments of county taxes for the year of 2022 are due in the amount of $ xx

The review of the payment history shows that the borrower is current with the loan and the next due date is for xx The last payment was received on 5/xx/2022, in the amount of xx which was applied for xx The UPB stated in the payment history is xx The Current P&I is $3,105.79 and PITI is xx.

Collections Comments:The borrower is current with the loan.
The property is owner occupied. No damage or repair to the property has been found.
The next due date is for 5/xx/2022. The last payment was received on xx in the amount of xx which was applied for xx. The UPB stated in the payment history is xx
The borrower works as xxx from 120 months in xxx.
The covid attestation is available in the loan file. xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 4 Tape Value: 5 xx Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx. There should be a waiting period or GAP between 210 days from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the borrower made 5 payments, due 4 months after the first payment and 183 days from the closing date."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41214716	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,329.92	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	789	Not Applicable	44.833%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx shows that the mortgage was originated on xx The annual installments of combined taxes for the year of xx	The review of the payment history shows that the borrower is current with the loan and the next due date is for 6/xx/2022. The last payment was received on 5/xx/2022, in the amount of xx which was applied for 5/xx/2022. The UPB stated in the payment history is xx The Current P&I is $2154.27 and PITI is $2278.02, with the interest rate of 3.25%.

Collections Comments:The borrower is current with the loan.
The property is owner occupied. No damage or repair to the property has been found.
The next due date is for xx. The UPB stated in the payment history is xx
The covid attestation is available in the loan file.xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: xx Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.002%   Variance %: -xx   Comment: Decimal Differ   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 34 (Days)   Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx xx   Tape Value: xx:    Variance %:    Comment: Note document reflect property address as xxx xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Per tape property type is commercial. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) xx. Subject is unit at the xx loan was repurchased as it is an Ineligible condo project. xx"	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the late fees test.
When a scheduled payment in a consumer credit transaction is in default 10 days or more, the creditor may charge and collect a late charge not exceeding the greater of ten dollars xx or five percent of the amount of the scheduled payment in default, not to exceed one hundred dollars xx The late charge may be collected only once on any scheduled payment, regardless of the period during which the scheduled payment remains in default."
* Missing or error on the Rate Lock Document (Lvl 3)     xx."
																																																																																							* Missing Required Disclosures (Lvl 3) xx	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.833%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xxpg#xxx) and its recommendation is “Accept” with a DTI of 44.833%."		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47796794	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,047.85	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	769	Not Applicable	30.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx

The chain of assignment is complete. The last assignment is with “xx

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of xx shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of xx with interest rate xx % which was applied for the due date 5/xx/2022. The current UPB as of the date is xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is xx The last payment was received on 5/xx/2022 in the amount of xx with interest rate 3.625 % which was applied for the due date xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on 5/xx/2021. Covid-19 attestation is available in the loan file located at xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI not require.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx: -xx   Comment: Tape data shows CLTV as 36.010% and as calculation it is 36.005%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV xx   Loan Value: xx   Tape Value: xx   Variance: -0.005%   Variance %: -xx   Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines xx "Seller tape shows as - Borrower currently due for xx not in forbearance; Update - borrower made 4 payments, now current;(DU)"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79593774	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,586.48	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360		xx	xx		VA	Fixed		Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	777	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx
The chain of assignment has been completed.
The county taxes for year of 2021 are paid off in the total amount of xx
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of 5/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx in the amount of xx with interest rate of 2.25% and P&I xx for the due date of 5/xx/2022. The next due date is 6/xx/2022. The latest payment history reflects the UPB in the amount of xx	Collections Comments:Loan is performing.
As per review of latest payment history as of xx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 5/xx/2022 in the amount of xx with interest rate of 2xx
As per final 1003, borrower is working at xx
No evidences have been found regarding foreclosure process & bankruptcy case.
No visible damages/repairs have been found.
Covid-19 attestation document is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.032%   Variance %: -0.03200%   Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 2/xx/2021   Tape Value: xx   Variance: 27 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -0.032% Variance %: -xx Comment: Update as per 1008. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In x loans, there should be waiting period or gap of 210 days between the first payment date of existing mortgage which is getting paid off and between the closing of our new subject loans. The first pay prior mortgage xx 210 days would be xx which is 5 days short of 210 days. In this loan, the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32105084	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,817.85	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	813	Not Applicable	47.358%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

As per the updated title report dated xx the subject mortgage was originated on xx
The chain of assignment has been completed.
The county taxes for year of 2021 are paid off in the total amount of xx
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of xx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx in the amount of xx with interest rate of 3.00% and P&I $729.37 for the due date of xx The next due date is 7/xx/2022. The latest payment history reflects the UPB in the amount of xx	Collections Comments:Loan is performing.
As per review of latest payment history as of xx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 5/xx/2022 in the amount ofxx
As per final 1003, borrower is working at xx
No evidences have been found regarding foreclosure process & bankruptcy case.
No visible damages/repairs have been found.
Covid-19 attestation document is available at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.358% Tape Value: xx Comment: Borrower DTI ratio percent is 47.358%. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: xx   Variance: -18.250%   Variance %: -18.25000%   Comment: MI coverage amount is 25.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 63 (Days)   Variance %:    Comment: Original Note doc date is 2/xx/2021.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx: Variance %: Comment: Note document reflects property address is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx does not reflect Loan Origination Fee. However, CD dated 2/xx/2021 reflects Loan Origination Fee at $30.00. This is an increase in fee of $30 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 51.35%. Tape shows BWR changed jobs before closing and seller was unable to verify new income. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.357%, as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx and its recommendation is Approve/Ineligible with a DTI of 51.35%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35650048	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$2,346.98	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	46.826%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx
The chain of assignment has been completed.
There is HOA lien against the subject property in the favor of xx
The county taxes for year of 2021 are paid off in the total amount of xx
The water utility charges are delinquent in the amount of xx	As per review of latest payment history as of xx the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 5/xx/2022 in the amount of xx with interest rate of 2.49% and P&I $1,434.78 for the due date of xx The next due date is 5/xx/2022. The latest payment history reflects the UPB in the amount of xx	Collections Comments:Loan is performing.
As per review of latest payment history as of 5/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 5/xx/2022 in the amount of x with interest rate of xx
As per final 1003, borrower is working at xx
No evidences have been found regarding foreclosure process & bankruptcy case.
No visible damages/repairs have been found.
The covid-19 attestation document is available at- xx

Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 6 Tape Value: 7 xx Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.826%   Tape Value: 43.190%   Variance: 3.636%   Variance %: xx   Comment: Borrower DTI ratio percent is 46.826%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.271%   Tape Value: 96.580%   Variance: 1.691%   Variance %: xx   Comment: Original CLTV ratio percent is 98.271%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Valuexx
Field: Original Standard LTV (OLTV)   Loan Value: 9xx   Variance %: 1.69100%   Comment: Original Standard LTV is 98.271%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report available at xxpg#15 dated xx which is less than 120 days from prior to closing and appraisal report has expired prior to funding date xx Final appraisal report missing from the loan document."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails compliance ease delivery and timing test for revised closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is after the Consummation date xx
* MI, FHA or MIC missing and required (Lvl 3)     "Subject loan is FHA. Mortgage insurance document is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.82% as the borrower’s income is $6,890.00 and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx) and its recommendation is Approve/Eligible with a DTI of 46.83%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45264352	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,211.63	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	49.024%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated xx shows that the mortgage was originated on xx The first and second installments of combined taxes for the year 2021 have been paid in the amount of xx	The review of the payment history shows that the borrower is current with the loan and the next due date is for 6/xx/2022. The last payment was received on 5/xx/2022, in the amount of xx which was applied for 5/xx/2022. The UPB stated in the payment history is $xx. The Current P&I is $1,469.67 and PITI xx

Collections Comments:The borrower is current with the loan and the next due date is for 6/xx/2022. The last payment was received on 5/xx/2022, in the amount of $1,948.01, which was applied for 5/xx/2022. The UPB stated in the payment history is xx
The current occupancy details are not available. No damage or repair to the property has been found.
The borrower isxx.
The covid attestation is available in the loan file. xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 78.000%   Variance: -xx   Variance %: -53.00000%   Comment: xx
Field: Original Note Doc Date Loan Value: 4/xx/2021 Tape Value: xx Variance: 40 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $180,879.06. Calculated finance charge is $181,014.06 for an under disclosed amount of xx Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 02/xx/2021 reflects the sum of Section C fees and Recording fee at xx However, CD dated 04/xx/2021 reflects the sum of Section C and Recording fee at $4,775.00. This is a cumulative increase of +$1,183.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.02%. Tape shows loan approved with 1 year SE tax returns but using 2 years as required may push DTI to over 71%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.02% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx) and its recommendation is “Approve/Eligible” with a DTI of 49.02%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77755288	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,255.08	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	35.807%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx
The prior civil judgment was recorded on xx for the amount of xx
County taxes for the year 2022 will be due on xx for the amount of xx	According to the payment history as of xx the borrower is regular is regular with the payment and the next due date is 06/xx/2022. The last payment was received on xx for the amount of $1067.47(PITI). The monthly P&I is in the amount of xx with an interest rate of 2.625%. The current UPB is reflected in PH for the xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is regular is regular with the payment and the next due date is xx The last payment was received on 05/xx/2022 for the amount of $ xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working asxx
Update:
No any additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan x Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: $xx   Variance: $-xx   Variance %: -xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 77.222%   Tape Value: 75.130%   Variance: 2.092%   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 7/xx/2021   Tape Value: 6/xx/2021   Variance: 35 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV xx Loan Value: xx Tape Value: 75.130% Variance: 2.092% Variance %: xx Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject loan approved with appraisal as is. xx not in file showing siding replaced as one appraisal requires. Cost to cure on tape noted for xx Taking a conservative approach, that amount seems light to replace siding for whole house. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the revised loan estimate delivery date and changed circumstances date test. Revised LE dated xx delivered on xx and COC date is 06/xx/2021."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Finance charge disclosed on Post CD as xx Calculated finance charge is $100,729.33 for an under disclosed amount of -$7,338.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

This loan failed the TILA APR test due to APR calculated 2.986% exceeds APR threshold of 3.272% over by -0.286%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2021 reflects Points - Loan Discount Fee at $1,882.00. However, CD dated 01/xx/2022 reflects Points - Loan Discount Fee at $1,899.67. This is an increase in fee of +$17.67 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5367063	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,533.37	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	720	Not Applicable	41.931%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
There is no chain of assignment. Currently, the subject loan is with original lender MERS as xx

No active judgments or liens have been found.

Annual combined and utilities taxes of 2021 have been paid in the xx
No prior year delinquent taxes have been found.
According to payment history as of xx the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on xx in the amount of $926.05 which was applied for due date 5/xx/2022. The current P&I is in the amount of $926.05 with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of xx the borrower is current with the loan and the next due date for payment is xx

As per final application, the borrower xxx is working at “xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -0.39900%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 63 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "xx. Tape shows SSN was incorrect and then expired. May be xx loan. Further details not provided. Xx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35464991	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,138.56	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	807	805	43.810%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lender MERS as nominee for xx
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of xx the borrower is regular with the payment and the next due date is xx The last payment was received on 05/xx/2022 for the amount of $596.83 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx. The covid-19 attestation is located at "xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or incomplete ROR/RTC	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.008%   Variance %: 0.00800%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 42 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Commercial Prop Tape Value: High Rise Condo (>=9 Stories) Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "xx Subject is unit at the Phoenix VI resort in Orange Beach AL and tape shows loan was repurchased as it is an Ineligible condo project. Elevated for client review."	* Missing or incomplete Right of Rescission (Lvl 3) "Right of rescission is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.810%, the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx Page #xx) and its recommendation is Accept with a DTI of 44%."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21587434	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,306.04	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	733	44.432%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx

There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee for xx

No active judgments or liens have been found.

Annual combined and utilities taxes of 2021 have been paid in the total amount ofxx

No prior year delinquent taxes have been found.
According to payment history as of xx the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of xx which was applied for due date 5/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of $1,648.32 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of xx which was applied for due date 5/xx/2022. The current P&I is in the amount ofxx
Covid-19 attestation is available in the loan file located at xx
As per final application, the borrower xx
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
No any additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 8/xx/2021   Tape Value: xx   Variance: 33 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV xx Loan Value: 98.189% Tape Value: xx Variance: 1.689% Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Credit score not provided (Lvl 3) "Borrower 1 credit scores are not available in loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows file underwritten and CTC with incorrect SSN for borrower, FHA issued NOR to correct by ordering new credit report and run total scorecard. Consent not given to order new credit report."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject FHA approved at 44.432%. Tape shows used incorrect SSN for BWR and was not cured. AUS invalid. Elevated for client review. Unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.43% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx and its recommendation is Approve/Eligible with a DTI of 44.43%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74613786	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,608.93	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	695	28.526%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lender MERS as nominee for xx and xx.
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $3608.93. No prior year tax delinquency has been found.
According to the payment history as of xx the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of $2291.51(PITI). The monthly P&I is in the amount of $1888.30 with an interest rate of 2.250%. The current UPB is reflected in PH for the amount xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on xx. The monthly P&I is in the amount of $1888.30 with an interest rate ofxx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. No borrower employment details have been found. The covid-19 attestation is located atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 28.526%   Tape Value: 35.022%   Variance: -6.496%   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 89.010%   Variance: -0.001%   Variance %: -0.00100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 21 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 89.010%   Variance: -0.001%   Variance %: -0.00100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to completion of defective paint with exposed wood on the exterior basement and estimate amount of repairs is not available. Final CD does not reflect any escrow xx is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan does not meet GNMA seasoning period requirement."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Signed rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42397071	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,047.96	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	683	34.387%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on 08/xx/2021 and recorded onxx

There is no chain of assignment. Currently the subject loan is with original xx

There is xx statement against the borrower in xx, Inc. which was recorded on xx However, the amount of judgment is not mentioned in the supportive document.

1st and 2nd county taxes of xx

No prior year delinquent taxes have been found.
According to payment history as of xx the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,362.73 which was applied for due date 5/xx/2022. The current P&I is in the amount of $1,888.85 and current PITI is in the amount of $2,362.73 with an interest rate of 2.375%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of xx which was applied for due date xx The current P&I is in the amount ofxx

Covid-19 attestation is available in the loan file located at “xxUnable to confirm the current employment details from available documents and collection comments.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
No any additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: 25 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: As per note property address street is xxx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan did not meet seasoning period requirements due to the difference between original first payment date and note date of new loan is 193 days. Original first payment date was xx and subject note date is xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40079661	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,002.59	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	636	634	47.387%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
No assignments have been found.
There are 5 municipal liens against the subject property in the favor of xx was recorded in different dates. However, the amount is not mentioned in the available supporting documents.
First and second county installment taxes for the year of 2020 have been paid in the amount oxx
No prior year delinquent taxes have been found.

As per the payment history as of xx the borrower is currently making the regular payments and the next due date is 06/xx/2022. The last payment was received on xx in the amount of $1460.30. Current P&I is $990.96 and the interest rate of 2.990%. The new UPB is reflected in the amount of xx	Collections Comments:The loan present status is performing.
As per the payment history as of x the borrower is currently making the regular payments and the next due date is 06/xx/2022. The last payment was received on xx in the amount of $1460.30. Current P&I is $990.96 and the interest rate of xx
Currently, the borrower is working at xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
The covid-19 attestation document is located at "xx".
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 90.000%   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV xx   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Seller tape shows flip issue. As per appraisal report, the date of prior sale/transfer is xx in the amount of xx and subject property sales price on xx is There are no major renovations made. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PUD rider available with recorded mortgage xxPg#xx). Appraisal available in loan file _Pg#145 shows PUD Box blank and HOA Fees not reflect on available appraisal copy."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 10/xx/2021 does reflect Points - Loan Discount Fee at $1,358.00 . However, CD dated 11/xx/2021 reflects Points - Loan Discount Fee at $1,383.84.
Loan estimate dated 10/xx/2021 reflects Transfer Taxes at $2,200.00. However, CD dated 11/xx/2021 reflects Transfer Taxes at $3,084.00.
This is a cumulative increase in fee of +$909.84 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds Fees threshold of xx over by +$477.77.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,883.68
Points - Loan Discount Fee paid by Borrower: xx
* MI, FHA or MIC missing and required (Lvl 3)     "FHA Loan Guaranty certificate is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "xx fees threshold of $6,789.75 over by +$477.77.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,883.68
Points - Loan Discount Fee paid by Borrower: xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 3.824% exceeds APR threshold of 5.090% over by -1.266%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.387% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxe #156) and its recommendation is “Approve/Eligible” with a DTI of 47.39%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71959726	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,378.59	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	693	36.355%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on 1 xx
No assignments have been found.
No active liens and judgments have been found.
First and second county installment taxes for the year of 2022 have been paid.
Annual utilities taxes for the year of 2022 are delinquent in the amount ofxx

As per the payment history as of 05/xx/2022, the borrower is currently making the regular payments and the next due date is 04/xx/2022. The last payment was received on 04/xx/2022 in the amount of xx Current P&I is $2454.51 and the interest rate of 3.750%. The new UPB is reflected in the amount ofxx	Collections Comments:The loan present status is performing.
As per the payment history as of 05/xx/2022, the borrower is currently making the regular payments and the next due date is 04/xx/2022. xx
Currently, the borrower is working at xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
The covid-19 attestation document is located at "xx
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -xx Comment: Age of loan 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.355%   Tape Value: 36.259%   Variance: 0.096%   Variance %: xx   Comment: Borrower DTI Ratio percent 36.355%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 30.000%   Tape Value: 507.920%   Variance: -477.920%   Variance %: -xx   Comment: MI Coverage amount 30.00%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 91.380%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 9/xx/2021   Variance: 36 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 91.379% Tape Value: 91.380% Variance: -0.001% Variance %: -xx Comment: Original standard LTV xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the xxMortgage Banker or Correspondent Mortgage Banker License prohibited fees test due to fees charged xx exceeds fees threshold of $0.00 over by xx The below fees were included in the test:

Real estate commission paid by Seller: xx
Seller Attorney fees paid by Seller: xx
Seller paid courier fees paid by Seller: $25.00
Seller paid Notary fees paid by Seller: xx
Seller paid Wire fees paid by Seller: $30.00
Title-Insured Closing Letter paid by Borrower: $75.00
Water Allotment Payment paid by Seller: xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 36%. "Tape shows new credit report ran before closing showed several disputed accounts and revised AUS is ineligible. Further details not provided. Elevated for client review. Unable to calc ATR."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86098583	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,976.89	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	735	32.315%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated onxx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied to xx The next due date for payment is 6/xx/2022. The P&I is in the amount of $1,955.59 and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied to xx The next due date for payment is xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of $xxx
The subject property is owner-occupied.
As per the 1003 document the borrower is working as a Driver at xx
Covid-19 attestation document is located at xx”.

Update:
No any additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 35.000%   Tape Value: 533.490%   Variance: -498.490%   Variance %: -498.49000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 96.990%   Variance: 0.003%   Variance %: 0.00300%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $00.00 Loan Amount: $xxx CLTV = 96.993%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 9/xx/2021   Variance: 33 (Days)   Variance %:    Comment: As per the note the original note document date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 96.993% Tape Value: 96.990% Variance: 0.003% Variance %: 0.00300% Comment: Collateral Value used for Underwriting: $xxx Loan Amount: xx0 CLTV = xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "xx completed after note date xx and mortgage insurance certificate dated xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.535% exceeds APR threshold of 4.410% over by +0.125%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher Priced Mortgage Loan test due to APR calculated 4.537% exceeds APR threshold of 4.410% over by +0.127%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8470713	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,832.41	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	719	Not Applicable	42.021%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx with lender MERS as nominee for xx xx
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of xx No prior year tax delinquency has been found.
According to the payment history as of 05/xx/2022, the borrower is regular with the payment and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 for the amount of xx with an interest rate of xx The current UPB is reflected in PH for the amount ofxx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is regular with the payment and the next due date is xx
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.021%   Tape Value: 55.145%   Variance: -13.124%   Variance %: -13.12400%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 38 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject property is a NOO. Provided seller’s tape shows an alert that the rental income was calculated incorrectly. Revised DTI is xx rendering DU as "xx.""											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93549216	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,410.41	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	40.296%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on 1xx MERS as nominee for xx There is no chain of assignment. Currently the subject loan is with original lender MERS as nominee for xx No active judgments or liens have been found. Annual county taxes of 2021 have been paid in the amount of xx Annual school taxes of 2021 have been paid in the amount of xx No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $1,674.27 which was applied for due date 05/xx/2022. The current P&I is in the amount of $1,049.67 and current PITI is in the amount of xx with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is performing. According to the payment history as of xx the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on xx The current P&I is in the amount of $1,049.67 and current PITI is in the amount of $1,674.27 with an interest rate of 2.990%. The current UPB reflected as per the payment history is in the amount of xx Covid-19 attestation document is available at xx. Borrower has been working at xx. There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update:
No any additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 35.000%   Tape Value: xx   Variance: -66.790%   Variance %: -66.79000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 10/xx/2021 Tape Value: 9/xx/2021 Variance: 37 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Credit score not provided (Lvl 3) "Both borrower's credit scores are not available in loan documents."
* Loan does not conform to program guidelines (Lvl 3)     xx seller’s tape shows an alert that the Homebuyers education was completed xx after the note date xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80575755	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,525.79	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	12.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx in the amount of xx which was recorded on xx
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx  which was recorded on xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 5/xx/2022, the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $1,664.16 which includes P&I $959.83 with the rate of interest 3.500%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of xx

Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is xx The UPB reflected in the latest payment history is in the amount of xx
As per comment dated 7/xx/2020, borrower’s income is impacted by covid-xx.
The borrower xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Borrower DTI Ratio Percent Loan Value: 12.617% Tape Value:xx Comment: Seller tape shows Borrower DTI Ratio xx As per 1008 document DTI is 12.617% Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $xxx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 30.000%   Tape Value: 131.810%   Variance: -101.810%   Variance %: -xx   Comment: Seller tape shows MI coverage amount 131.810% As per MI Cert.is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: 2/xx/2020 Variance: 35 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Revised LE dated xx reflects Non-specific lender credit at xx However, Final CD dated xx reflects Non-specific lender credit at xx This is decrease of -xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid Hazard Insurance Policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows BWR misrep as submitted W2 does not match tax transcript and there was also an omitted other $1107 mortgage. Further details not provided. Unable to rely on docs in file and unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97499998	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,770.62	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	698	789	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx reflects that the subject mortgage was originated on xx with the lender MERS as nominee for xx
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx Financial Corporation which was recorded on xx
There is UCC lien active in the favor of xx. However, the amount of lien is not available in supportive document.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $2,251.86 which includes P&I xx with the rate of interest 2.500%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of xx
No comments have been found regarding reason for default.
The borrower xx
Covid-19 attestation is locatedxx.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 16 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: xx   Comment: Subject loan VA Streamline refinance.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: 9/xx/2020   Variance: 71 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated 11/xx/2020. Document tracker is missing and 3 business days were added to get receipt date 11/xx/2020 which is after the Consummation date 11/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on Closing Disclosure dated 11/xx/2020. Initial LE dated 9/xx/2020 reflects lender credit at xx however, Final CD dated 11/xx/2020 reflects Lender Credit at $4,448.65. This is decrease of $474.65 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows in VA IRRRL streamline refinance loans, there should WAITING period or GAP between of 210 days First payment date of Existing mortgage which is getting paid off and between Closing of our new Subject loans. In this loan the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11011017	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,629.44	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	29.337%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx which is in the favor of xx
No chain of assignment has been found.
No active liens and judgments have been found.
Combined annual taxes of 2022 have been paid in xx
School annual taxes of 2021 have been paid in thexx	According to the payment history as of xx the borrower is current with the loan. The last payment was received on 5/xx/2022, the payment applied date was 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of $1,461.91 and PITI is in the amount of $2,118.46. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on xx the payment applied date was 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of xxand PITI is in the amount of $2,118.46. The UPB reflected as per the payment history is in the amount of xx
As per the final 1003 the borrower xx
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 16 Tape Value: 17 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 85 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows may be NOO as xx and never lived in subject property. Elevated for client review."	* Assets do not meet guidelines (Lvl 3) "Tape shows asset misrepresentation as business statement from xx. where provided to support cash to close, file missing evidence borrower is owner of an account."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged xx Exceeds Fees threshold of xx Over by xx The below fees were included in the test.
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) $8,668.75
Points - Loan Discount Fee paid by Borrower: xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +$2,034.80. The below fees were included in the test.
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (Indirect) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows unable to verify that BWR owned SE business income and bank statements used to qualify. Unable to rely on docs in file and unable to calc ATR."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2964809	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,031.82	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	666	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated xx shows that the subject mortgage was originated on xx

The chain of assignment is complete. The last assignment is with “xx”.

There is one prior xx active against the subject property in the xx and recorded on xx The amount is not provided on supportive document.

There is one prior mortgage which was subordinated with subject mortgage. The mortgage was recorded on 0 xx. The subordination agreement was recorded on xx

No delinquent taxes have been found for the prior year.
Review of payment history as of 4/xx/2022 shows that the borrower is current with the loan. The next due date is xx The last payment was received on 4/xx/2022 in the amount of xx with interest rate 2.750 % which was applied for the due date 4/xx/2022. xx	Collections Comments:The current status of the loan is performing.
Review of payment history as of 4/xx/2022 shows that the borrower is current with the loan. The next due date is xx The last payment was received on 4/xx/2022 in the amount of $703.53 with interest rate 2.750 % which was applied for the due date 4/xx/2022. xx
As per collection comment dated xx the borrower’s income is impacted by Covid-19. xx plans ran and were extended several times from 6/xx/2021 to 7/xx/2022.
The loan was originated on 6/xx/2021. Covid-19 attestation is available in the loan file located at "xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
No employment details have been found in final 1003 doc.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -xx Comment: Age of loan is 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Note reflects mortgage type as FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 26.350%   Variance %: 26.35000%   Comment: CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 6/xx/2021   Tape Value: 4/xx/2021   Variance: 61 (Days)   Variance %:    Comment: Note reflects note doc date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 53.260%   Variance: 0.932%   Variance %: xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field:xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4202463	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,143.50	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	359	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	812	823	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined 1st and 2nd installment taxes for 2021 have been paid in the amount of xx . No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on 05/xx/2022 which was applied to 05/xx/2022. The next due date for payment is 06/xx/2022. The borrower pays the P&I in the amount of xx and PITI in the amount of xx The current UPB reflected is in the amount xx	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. The next due date for payment is xx. The current UPB reflected is in the amount of xx comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. The covid-19 attestation document is available at "xx. The borrower's employment details are not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -x Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.254%   Variance %: 0.25400%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 9/xx/2021   Tape Value: 8/xx/2021   Variance: 35 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 49.860%   Variance: 0.254%   Variance %: 0.25400%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows original assumption file from HP indicated that a substitution of entitlement was not requested due to which the loan is not qualified for IRRR. As per VA only option to obtain IRRR is to offer veterans Cash-out refinance as No-cash out."
* MI, FHA or MIC missing and required (Lvl 3)     "VA loan guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10737656	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$1,738.27	$3,542.74	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	38.344%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
There are 4 state tax liens. However, the SSN# mentioned on the document is not matching with the borrower’s SSN xx
There are 4 tax liens. The property is not matching with the subject property address.
There are 2 civil judgments recorded prior to subject mortgage. The first in the amount of xx which was recorded on xx

1st and 2nd installment taxes of 2021 have been paid in the amount ofxx
1st and 2nd installment taxes of 2021 have been delinquent in the xx
According to review of payment history as of xx the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of xx which was applied for xx The current P&I is in the amount ofxx and current PITI is in the amount of $2,279.25 with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently performing and the next due date for payment xx The last payment was received on 5/xx/2022 in the amount of xx which was applied for xx No records for bankruptcy have been found. The property is owner occupied. No comments have been found stating the borrower’s income was impacted by covid.
No repairs and damages have been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -xx Comment: Age of loan is 5. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 30.000%   Tape Value: xx   Variance: -60.570%   Variance %: -xx   Comment: MI coverage is 30%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.004%   Variance %: xx   Comment: Original CLTV rate percent is xx%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 9/xx/2021   Tape Value: 8/xx/2021   Variance: 42 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Revised Closing Disclosure dated 9/xx/2021. Document tracker is missing and 3 business days were added to get receipt date 10/xx/2021 which is after the Consummation date 9/xx/2021."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $195,213.60. Calculated finance charge is xx for an under disclosed amount of -$1,753.69.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan failed TRID total of payments test due to total of payment calculated xx exceeds total of payments disclosed xx over by -xx

Finance charge disclosed on Post CD as xx Calculated finance charge is $196,899.40 for an under disclosed amount of -xx  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape LTV miscalculated as incorrect appraisal value has considered. File shows appraised value $420K, loan $418K at 100% CLTV resulting in approve/ineligible AUS at 36%."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer document is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78686601	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,434.00	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	773	48.315%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on 1 xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found.
1st installment county taxes of xx
2nd installment county taxes of xx
No prior year delinquent taxes have been found.
According to review of payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is xx The last payment was received on xx in the amount of xx which was applied for 5/xx/2022. The current P&I is in the amount of xx and current PITI is in the amount of $2,135.63 with an interest rate of xx The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently performing and the next due date for payment xx The last payment was received on 5/xx/2022 in the amount of xx. No records for bankruptcy have been found. The property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid.
No repairs and damages have been found.
The borrowerxx
The covid attestation is located at xx

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -xx Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: 48.731%   Variance: -0.416%   Variance %: -0.41600%   Comment: As per Final 1008 DTI is 48.315%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 12.000%   Tape Value: xx   Variance: -40.080%   Variance %: -xx   Comment: available Mortgage Insurance cert Shows the Coverage is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 10/xx/2021   Tape Value: xx   Variance: 66 (Days)   Variance %:    Comment: As per note document the note date is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 08/xx/2021 shows Credit Report Fee at $80.00 and Transfer Taxes at $870.00; however, Final CD dated 10/xx/2021 shows Credit Report Fee at $151.10 and Transfer Taxes at $2297.23. This is a fee increase of $1498.33 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan has failed, GSE (Freddie Mac public guidelines) QM Points and Fees Test.
Charged : $11,308.15,  Allowed : $10,942.37 , Over By : +$365.78
GSE (Freddie Mac public guidelines) QM Points and Fees Test Inclusion
Mortgage Broker Fee (Indirect) xx
Points - Loan Discount Fee paid by Borrower: $2,117.52

This loan has failed Qualified Mortgage Lending Policy Points and Fees Test
Charged : $11,308.15,   Allowed : $10,942.37, Over By : +$365.78
Qualified Mortgage Lending Policy Points and Fees Test Inclusion
Mortgage Broker Fee (Indirect) $9,190.63
Points - Loan Discount Fee paid by Borrower: $2,117.52."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows file underwritten and CTC with hybrid appraisal and LP or DU never ran prior to note date. Loan closed on xx and AUS/LP is dated xx	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.315% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP (xxpg#xxx) and its recommendation is Accept with a DTI of 48%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72364348	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,279.27	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	788	Not Applicable	38.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx the subject mortgage was originated on xx which is held by “xx
No assignment has been found. The subject mortgage is with the lender MERS as nominee for xx
The annual combined and school taxes for the year of xx have been paid in the total amount of xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of xx The current P&I is $1,736.33 & PITI is xx The stated current rate is 2.875%. The UPB amount is xx.	Collections Comments:The loan is currently in performing.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment isxx. The UPB amount is xx
As per 1003, borrower is xx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Age of Loan Loan Value: 16 Tape Value: 17 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Age of loan is 16.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: xx   Variance: -xx   Variance %: -93.58000%   Comment: MI Coverage is 25.00%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 10/xx/2020 Tape Value: xx Variance: 58 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 09/xx/2020 reflects the sum of Section C fees and Recording fee at xx However, CD dated 01/xx/2021 reflects the sum of Section C and Recording fee at xx This is a cumulative increase of +$83.60 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final Transmittal Summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx Tape shows undisclosed mortgage of xx with payment of xx was not included in DTI may push DTI to 63.50%. Unable to rely on documents in file and unable to calculate ATR."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90857717	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	$203.30	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	734	650	28.644%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx
No chain of assignment has been found.
No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of xx
City annual taxes of 2021 have been paid in the amount of xx	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx the payment applied date was 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $661.40 and PITI is in the amount of $914.18. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is performing. According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022, the payment applied date was 5/xx/2022 and the next due date for payment is xx
As per the final 1003 the borrower is order filler at xx
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy. The covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 28.644%   Tape Value: 38.353%   Variance: -9.709%   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 7/xx/2021   Tape Value: 6/xx/2021   Variance: 34 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 96.500% Variance: 1.688% Variance %: xx Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Seller tape shows flip issue. As per appraisal report, the date of prior sale/transfer is xx in the amount of $0.00 and subject property sales price on xx There are no massive renovation made. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated 06/xx/2021 reflects Non-specific lender credit at xx However, Final CD dated 07/xx/2021 reflects Non-specific lender credit at xx This is decrease of -$809.72 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40523009	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,026.72	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	33.967%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage originated on xx with the lender xx

The chain of the assignment has been completed. .

No active liens and judgments have been found against the borrower and the property.

Annual county taxes for the year of 2021 have been paid on xx

No prior year’s delinquent taxes have been found.

As per review of latest payment history as of xx the borrower is performing with the loan. The last payment was received on 5/xx/2022 in the amount of $2,173.61 with interest rate of 2.875% and P&I $1,670.15 for the due date of 06/xx/2022. The next due date is 7/xx/2022. The latest payment history reflects the UPB in the amount of xx
Collections Comments:As per review of latest payment history as of xx the borrower is performing with the loan. The last payment was received on xx with interest rate of 2.875% and xx
As per 1003, borrower is working at “xx
No evidence has been found regarding foreclosure process and bankruptcy case.
No visible damages have been found.
The subject property is occupied by owner.
The covid-19 attestation document is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: 120.770%   Variance: -85.770%   Variance %: -85.77000%   Comment: Update as per MI certificate.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 49 (Days)   Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed compliance ease delivery and timing test for revised closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is after the consummation date xx

Loan failed compliance ease delivery and timing test for revised closing disclosure dated 9/xx/2021. Document tracker is missing and 3 business days were added to get receipt date 9/xx/2021 which is after the consummation date 9/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 08/xx/2021 reflects the total sum of section C fees at xx However, CD dated xx  reflects the Total sum of section C fees at $3,766.00. This is a cumulative increase of +$544.10 for charges that in total cannot increase more than 10% test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows HBE completed after note date. Certificate dated xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42401361	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,940.98	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	36.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee forxx
No active judgments or liens have been found.
1st and 2nd installment county taxes of 202 have been paid in the amount of xx
No prior year delinquent taxes have been found.
According to review of payment history as of xx the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of xx which was applied for 5/xx/2022. The current P&I is in the amount of $483.11 and current PITI is in the amount of $758.90 with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently performing and the next due date for payment xx The last payment was received on xx in the amount of $758.90 which was applied for xx No records for bankruptcy have been found. The property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid.
No repairs and damages have been found. The borrower xx
The covid attestation is located at "xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -xx Comment: Age of loan is 8. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: 29.590%   Variance: -4.590%   Variance %: -xx   Comment: MI Coverage is 25.00%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 29 (Days)   Variance %:    Comment: Note doc date is 06/xx/2021.   Tape Source: Initial   Tape Type:
Field: Property Address Street xx ape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape data shows repurchase loan Homeready and Homebuyers education certificate is missing in the file. However, Course completed on 10/xx/2021."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84593050	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	$855.89	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	43.795%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for Home xx
No active judgments or liens have been found.
All prior years of taxes have been paid.
As per the review of payment history as of xx the borrower is current with the loan and next due date is 06/xx/2022. The last payment was received in the amount of $1080.43 which was applied for the due date of 05/xx/2022. The current P&I is $900.55 and PITI is $1080.43. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 05/xx/2022, the borrower is current with the loan and next due date is 06/xx/2022. The last payment was received in the amount of xx which was applied for the due date of xx The current P&I isxx
As per final application, the borrower is working atxx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Valuexx Comment: As per tape data age of loan is 16. However, it is 15. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: xx   Variance: -68.360%   Variance %: -xx   Comment: Seller tape shows MI coverage amount as xx However, It is 25.00%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 11/xx/2020   Tape Value: xx   Variance: 40 (Days)   Variance %:    Comment: Seller tape data shows note doc date as xx. However, note reflects as xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance %: Comment: Seller tape data shows property address as xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated 10/xx/2020 reflects Non-specific lender credit at $855.06. However, Final CD dated 11/xx/2020 reflects Non-specific lender credit at $806.65. This is decrease of -$48.41 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.79%. Tape shows borrower was not employed at the time of closing. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.795% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx) and its recommendation is Approve/Eligible with a DTI of 43.80%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46302003	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,556.00	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	28.791%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx with the lender MERS asxx
No assignments have been found. Currently, the mortgage is with the original lender MERS as nominee for xx. The assignment is missing to xx
No active liens and judgments have been found against the borrower and subject property.
No prior year delinquent taxes have been found.

According to latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on 5/xx/2022 in the amount of $573.05 which was applied for the due date xx The unpaid principal balance is reflected in the amount of $xx. The current P&I is $343.76 and the interest rate is xx	Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on xx in the amount of $573.05 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of xxand the interest rate is 4.375%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed.
As per the final application, the borrower is working atxx
The covid-19 attestation is located at "xx

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: xx Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 28.791%   Tape Value: 28.504%   Variance: 0.287%   Variance %: 0.28700%   Comment: DTI is 28.791%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: xx   Variance: -9.230%   Variance %: -9.23000%   Comment: MI Coverage is 12.00%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: 6/xx/2021 Variance: 187 (Days) Variance %: Comment: Note xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Tape shows gift of xx was unable to be used to qualify as seller could not establish link between xx Elevated for client review. Unablxx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. the Pennsylvania mortgage lender license and pennsylvania exemption letter are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.760% exceeds APR threshold of 4.660% over by +0.100%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1993672	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,324.85	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	No	633	677	45.054%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated xx the subject mortgage was originated on xx which is held by “xx
No assignment has been found. The subject mortgage is with the lender MERS as nominee for xx
The annual county taxes for the year of 2021 have been paid in the amount of xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is xx The last payment was received on 5/xx/2022 in the amount of $2,137.73. The current P&I is $1,273.24 & PITI is $2,137.73. The stated current rate is 3.375%. The UPB amount is xx	Collections Comments:The loan is currently in performing.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $2,137.73. The current P&I is xx
As per 1003, borrower is xx
The loan was originated on 09/xx/2020 and covid-19 attestation is located at xx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
The property is in good condition.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 18 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 316.800%   Variance: -xx   Variance %: -xx   Comment: Updated as per MI document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 9/xx/2020 Tape Value: xx Variance: 95 (Days) Variance %: Comment: Updated as per note document. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Seller tape shows subject loan was purchased asxx	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/xx/2020 reflect Points - Loan Discount Fee at $198.72. However, CD dated 9/xx/2020 reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on Closing Disclosure dated 9/xx/2020. Initial LE dated 6/xx/2020 reflects lender credit at $4,951.00, however, final CD dated 9/xx/2020 reflects Lender Credit at $0.00. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx Page #xx) and its recommendation is Approve/Eligible with a DTI of 45.00%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69446075	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,739.94	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	675	633	28.495%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage originated on xx
There is no chain of assignment. As the subject mortgage is with original lander xx.
No active judgments or liens have been found.
Combined annual taxes for the year of 2021 have been paid on xx
According to a review of the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is 6/xx/2022. The last payment was received on 4/xx/2022, the PITI $2822.28 which includes P&I $2031.33 with the rate of interest of 3.990%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments, the loan is performing and the next due date for the regular payment is xxThe last payment was received on 4/xx/2022, the PITI xx which includes xx with the rate of interest of 3.990%, which was applied for the due date of x The UPB reflected in the latest payment history is in the amount of xx
The reason for default is unavailable.
Covid-19 attestation is located at xx
As per 1003 the borrower is working at xx
No details related to the bankruptcy and foreclosure have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -xx Comment: Age of loan as 6. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx%   Variance: 0.002%   Variance %: 0.00200%   Comment: Original CLTV ratio percent as xx%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 24 (Days)   Variance %:    Comment: Original note doc date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV xx   Loan Value: xx   Tape Value: xx%   Variance: 0.002%   Variance %: xx   Comment: Original standard LTV(OLTV) as xx%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Property address street as xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows final LP risk class is caution mid-score dropped from 633 to 619."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80451613	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,852.60	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	766	Not Applicable	25.064%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated xx shows that subject mortgage was originated on xx
No assignment of mortgage has been found. However, the mortgage should be with current assignee, xx
Property taxes of 2021 are paid on xx
Payment history as of xx shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $2669.90 which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate is xx	Collections Comments:According to collection comments as of 5/xx/2022, the loan is performing and next payment due date isxx
No evidence of Covid impact on borrower's income has been found since loan origination.
No FC action has been noted since origination.
No evidence of damage or repair has been found.
As per loan application, the borrower isxx
Covid 19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -xx Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 150.450%   Variance: -125.450%   Variance %: -xx   Comment: Updated as per MI document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 31 (Days)   Variance %:    Comment: Updated as per note document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Appraisal report reflect the property type is commercial. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Per tape subject is a condotel. Subject isxx	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance Ease TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan document."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan tool kit document is missing from the loan document."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78256960	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Other	$0.00	$11,829.06	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	33.459%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx with the lender MERS as nominee for Home xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
There are 8 judgments in the total amount of $xx which were recorded prior to subject mortgage on different dates in the favor of plaintiffs.
There are 2 municipal liens in the favor of xx. The first in the amount of $xx which was recorded on 11/xx/2016 and the other was recorded on 10/xx/2007 in the amount of $xx.
There are 6 state tax liens in the favor ofxx which were recorded on different dates in the total amount of $xx..
1st, 2nd and 3rd installment county taxes of 2022 have been paid in the amount of $8870.
No prior year delinquent taxes have been found.
According to review of payment history as of xx the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $3,112.49 which was applied for 5/xx/2022. The current P&I is in the amount of $1,776.37 and current PITI is in the amount of $3,112.49 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently performing and the next due date for payment xx The last payment was received on 5/xx/2022 in the amount of xx which was applied for xx No records for bankruptcy have been found. The property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid.
No repairs and damages have been found. The borrower xx
The covid attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 30.000%   Tape Value: 286.820%   Variance: -256.820%   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed delivery and timing test for Revised CD dated 10/xx/2021. Document tracker is missing from the loan documents and 3 business days were added to the issue date gets receipt date of xx which is after the consummation date 10/xx/2021."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed NJ prohibited fee test due to the following list of fee which were included in the test:

Attorney Fees - Borrower paid by Borrower: $1,300.00
Attorney Fees - Seller paid by Borrower: $2,060.00
Real Estate Commission paid by Borrower: $25,300.00
Title - Tax Certificate paid by Borrower: $43.00
Title CPL paid by Borrower: $75.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows homebuyer education was not completed after note date."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64329441	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,433.19	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	48.601%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage originated on xx with the lender “xx” in the amount of $xx

The chain of the assignment has been completed. .

No active liens and judgments have been found against the borrower and the property.
Annual county taxes for the year of 2021 have been paid xx
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of xx the borrower is performing with the loan. The last payment was received on 4/xx/2022 in the amount of $2,287.12 with interest rate of 3.125% and P&I $1,478.00 for the due date of 06/xx/2022. The next due date is 7/xx/2022. The latest payment history reflects the UPB in the amount of xx	Collections Comments:As per review of latest payment history as of 5/xx/2022 the borrower is performing with the loan. The last payment was received on 4/xx/2022 in the amount of $2,287.12 with interest rate of xx. The latest payment history reflects the UPB in the amount of $xxx
As per 1003, borrower is working at “xxx” as “xx
No evidence has been found regarding foreclosure process and bankruptcy case.
No visible damages have been found.
The subject property is occupied by owner.
The covid-19 attestation document is located at - xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -xx Comment: Age of loan is 5. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 9/xx/2021   Tape Value: xx   Variance: 38 (Days)   Variance %:    Comment: Original note doc date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% xx	4: Unacceptable	* The Final Inspection is Missing (Lvl 4) "Appraisal report was subject to completion of construction of the property. 1004D reflecting all the improvement and construction completed is available in the loan documents. However, tape shows loan repurchased due to missing final ixxa registered architect/structural engineer. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 8/xx/2021 reflects Loan Origination fee at xx However, Final CD dated 9/xx/2021 reflects Loan Origination fee at xx This is an increase of $32.46 for charges that cannot increase.

Loan failed charges that in total cannot increase more than 10% test. Initial LE dated 8/xx/2021 reflects Recording fee at $174.00. However, Final CD dated 9/xx/2021 reflects Recording fee at $229.00. This is an increase of xx for charges that in total increase more than 10% test."
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.601% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxpage no ) and its recommendation is “Approve/Eligible” with a DTI of 48.60%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75053867	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,365.60	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	737	49.860%	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	xx	Not Applicable	3.625%	$514.40	01/xx/2022	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded xx
The chain of assignment is completed.
Annual combined taxes of the 2021/2022 have been paid in the amount of xx
There is one junior mortgage against the subject property in the favor of xxand recorded on xx
No prior year delinquent taxes.
According to the payment history as of xx the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on 5/xx/2022 which was applied due date of 06/xx/2022. The current P&I is in the amount of $514.40 and current PITI is in the amount of $882.89 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx

Collections Comments:The loan is in performing.
According to the payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 7/xx/2022. The last payment was received on xx. The current UPB reflected as per the payment history is in the amount of xx
As per comment dated 5/xx/2020, covid 19 forbearance plan. No further details provided.
The modification agreement was made between the borrower xx .The new modified principal balance xx
There is no deferred balance  and  no forgiven amount. There are no modification steps.
No evidence has been found regarding damage and repair.
There is no post-origination bankruptcy record.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx.The new modified principal balance xx The borrower promises to pay the p&i in the amount of xx
There are no deferred balance and forgiven amount.
..
Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 29 Tape Value: 30 |---| -1 |----| -xx omment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: -1.950%   Variance %: -xx   Comment: DTI of 49.860% as the borrower’s income is xx and total expenses are in the amount of xx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 506   Variance: -146   Variance %: -28.85375%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 29.558%   Tape Value: 29.560%   Variance: -0.002%   Variance %: -0.00200%   Comment: Collateral value used for underwriting: $xxx. Amount of secondary lien(s): $0.00. Loan Amount: $xxx. CLTV =29.558%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: 37 (Days)   Variance %:    Comment: Note document reflects note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 29.560%   Variance: -xx   Variance %: -xx   Comment: Collateral value used for underwriting: xx. Amount of secondary lien(s): xx Loan Amount: xx LTV xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.86%. Tape shows other income used to qualify was not documented and omitted special assessment may push DTI to 51.16%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.860% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx) and its recommendation is “Approve/Eligible” with a DTI of 49.86%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74774968	xx	xx	561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,588.82	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	48.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
There are 2 judgments which were recorded prior to subject mortgage on different dates in the favor of xx
There is a xx which was recorded prior to subject mortgage on xx
No prior year delinquent taxes have been found.
According to review of payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $2,011.87 which was applied for 5/xx/2022. The current P&I is in the amount of $1,430.52 and current PITI is in the amount of xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is currently performing and the next due date for payment 6/xx/2022. The last payment was received on xx in the amount of $2,011.87 which was applied for 5/xx/2022. No records for bankruptcy have been found. The property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid.
No repairs and damages have been found. The borrower xxx has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: 48.203%   Variance: -xx   Variance %: -0.00900%   Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 29 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx shows Appraisal Fee at $461.00 ; however, Final CD dated 05/xx/2021 shows Appraisal Fee at xx This is a fee increase of $239.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Borrower currently due for xx not in forbearance; Rescinded Recovery HP error payments not posted."
																																																																																							* Occupancy concerns - (Lvl 3) "xx However as per final closing disclosure borrower is paying off consumer debts of $8,284.00 so loan gets recharacterized as OO. Subject passes ATR/QM testing."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.19% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxpg#xxx) and its recommendation is “Approve/Eligible” with a DTI of 48.19%."	* Missing or error on the Rate Lock Document (Lvl 1) "Rate lock agreement signed by the borrower is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21360027	xx	xx			561-2137	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First		$0.00	$6,035.34	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	No	No	787	Not Applicable	57.207%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to updated title report dated xx the subject mortgage was originated on x with the lender MERS as nominee for xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx
No active judgments or liens have been found.
All prior years of taxes have been paid.

As per the review of payment history as of xx the borrower is current with the loan and next due date is 06/xx/2022. The last payment was received in the amount of $1566.74 which was applied for the due date of 05/xx/2022. The current P&I is $1566.74 and interest rate is 3.250%. The UPB is xx

Collections Comments:The loan is currently performing. As per the review of payment history as of 05/xx/2022, the borrower is current with the loan and next due date is 06/xx/2022. The last payment was received in the amount of $xx which was applied for the due date of xx The current P&I is xx
As per final application, the borrower is xx
Covid-19 attestation is available in loan file located at xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Update:
There is no additional changes in the latest servicing comments.
Collection comments history is available from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: 63.995%   Variance: -6.788%   Variance %: -6.78800%   Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 48.847%   Tape Value: 48.850%   Variance: -0.003%   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 10/xx/2021   Tape Value: xx   Variance: 50 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 48.850% Variance: -0.003% Variance %: -xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject property is a NOO. Provided seller’s tape shows an alert that the taxes and HOI for borrower's primary residence were not included in the DTI calculation. The mortgage statement with UWM is showing no escrows. Including the additional xx resulted a revised DTI of 64%."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
123267	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,576.88	05/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	713	34.345%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated xx reflects that the subject mortgage originated on xx
There is no chain of assignment. As the subject mortgage is with original lander xx
There is  prior state tax lien in the favor of  of xx.There are two  prior child support lines in the favor of xx
Combined taxes for the year of 2021-2022 have been paid in the amount of xx
According to a review of the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022, the PITI $2410.94 which includes xx with the rate of interest of 3.490%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of xx	Collections Comments:According to the review of the servicing comments, the loan is performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on xx with the rate of interest of xx which was applied for the due date of xx The UPB reflected in the latest payment history is in the amount of xx
The reason for default is unavailable.
Covid-19 attestation is located at “xx
As per 1003 the borrower is working at xx as a xxx for xx
No details related to the bankruptcy and foreclosure have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -xx Comment: Age of loan Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 35.000%   Tape Value: xx   Variance: -164.500%   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.002%   Variance %: -xx   Comment: Original   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 28 (Days)   Variance %:    Comment: Original   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -0.002% Variance %: -xx Comment: Original LTV xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 34.34%. Tape shows file closed with appraisal value xx which may cause revised LTV to increase up-to 96%. Homebuyer’s education need to be completed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64821525	xx	xx	561-2137	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,004.46	03/xx/2022	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	667	49.851%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
County taxes for the year 2021-2022 have been paid for the amount of xx	According to the payment history as of dated 03/xx/2022, the borrower is regular with the payment and the next due date is 05/xx/2022. The last payment was received on 03/xx/2022 for the amount of xx The monthly P&I is in the amount of $1759.84 with an interest rate of 3.750%. The current UPB is reflected in PH for the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx the borrower is regular with the payment and the next due date is 05/xx/2022. The last payment was received on xx. The monthly P&I is in the amount of $1759.84 with an interest rate of xx The current xx
No evidences have been found regarding the foreclosure and bankruptcy. Subject property is owner occupied. The borrower is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.851% Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -13.057% Variance %: -xx Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. Initial loan estimate dated 12/xx/2020 reflects the sum of Section C fees and recording fee at xx However, final closing disclosure dated 02/xx/2022 reflects the sum of Section C and recording fee at $1,448.00. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan fails TILA foreclosure rescission finance charge test. Finance charge disclosed on final closing disclosure as xx Calculated finance charge is $259,108.31 for an under disclosed amount of -$99.80. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "xx 0% tolerance test. Initial loan estimate dated xx does not reflects points-loan discount fee. However, final closing disclosure dated xx reflects points-loan discount fee at xx This is an increase in fee of +$2,903.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx reflects appraisal fee at $635.00. However, final closing disclosure dated 02/xx/2022 reflects appraisal fee at $685.00. This is an increase in fee of +$50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan the file was originally approved utilizing rental income on the subject property, primary residence. However, agencies do not allow for rental income for subject to be utilized as qualifying, the fact is that they do receive this income as evidenced on the tax returns and application of this income would put the DTI at less than 45% which should be a strong compensating factor."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.85%. The borrower’s and co-borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xxPage #xx) and its recommendation is approve/eligible for a DTI of 49.85%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date: